UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o BlackRock Fund Advisors

400 Howard Street, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2024

Date of reporting period: February 29, 2024

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

FEBRUARY 29, 2024

2024 Semi-Annual Report (Unaudited)

iShares, Inc.

•	iShares MSCI Austria ETF | EWO | NYSE Arca

•	iShares MSCI Belgium ETF | EWK | NYSE Arca

•	iShares MSCI France ETF | EWQ | NYSE Arca

•	iShares MSCI Netherlands ETF | EWN | NYSE Arca

•	iShares MSCI Sweden ETF | EWD | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of February 29, 2024
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.93%	30.45%

U.S. small cap equities (Russell 2000® Index)	8.97	10.05

International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41

Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 29, 2024	iShares® MSCI Austria ETF

Investment Objective

The iShares MSCI Austria ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Austrian equities, as represented by the MSCI Austria IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.71%	1.80%	3.90%	3.04%	1.80%	21.07%	34.94%
Fund Market	5.13	2.12	4.04	3.12	2.12	21.89	35.96
Index	4.30	0.34	3.68	2.99	0.34	19.82	34.31

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,047.10	$2.54		$1,000.00	$1,022.40	$2.51		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	37.1%
Industrials	15.3
Energy	15.1
Utilities	13.1
Materials	11.2
Real Estate	6.2
Information Technology	2.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Erste Group Bank AG	21.4%
OMV AG	13.0
Verbund AG	10.1
BAWAG Group AG	4.7
voestalpine AG	4.5
Wienerberger AG	4.5
Raiffeisen Bank International AG	4.4
ANDRITZ AG	4.4
CA Immobilien Anlagen AG	3.6
DO & CO AG	3.4

(a)	Excludes money market funds.

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Fund Summary as of February 29, 2024	iShares® MSCI Belgium ETF

Investment Objective

The iShares MSCI Belgium ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Belgian equities, as represented by the MSCI Belgium IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.22%	(0.29)%	2.82%	2.96%	(0.29)%	14.94%	33.89%
Fund Market	(0.22)	(0.69)	2.83	3.00	(0.69)	14.97	34.41
Index	(0.27)	(0.97)	1.50	2.32	(0.97)	7.72	25.72

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,002.20	$2.49		$1,000.00	$1,022.40	$2.51		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Consumer Staples	26.5%
Financials	20.9
Health Care	19.2
Real Estate	10.0
Materials	9.2
Industrials	4.0
Consumer Discretionary	2.8
Utilities	2.2
Energy	1.9
Information Technology	1.9
Communication Services	1.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Anheuser-Busch InBev SA/NV	22.0%
Argenx SE	12.1
KBC Group NV	9.7
UCB SA	5.1
Groupe Bruxelles Lambert NV	4.2
Ageas SA/NV	3.9
Syensqo SA	3.7
D’ieteren Group	2.8
Warehouses De Pauw CVA	2.7
Umicore SA	2.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 29, 2024	iShares® MSCI France ETF

Investment Objective

The iShares MSCI France ETF (the “Fund”) seeks to track the investment results of an index composed of French equities, as represented by the MSCI France Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	7.52%	13.32%	9.49%	5.97%	13.32%	57.32%	78.63%
Fund Market	7.47	13.30	9.49	6.04	13.30	57.34	79.84
Index	7.29	12.20	8.92	5.68	12.20	53.28	73.72

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,075.20	$2.58		$1,000.00	$1,022.40	$2.51		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Industrials	24.6%
Consumer Discretionary	21.2
Consumer Staples	10.2
Health Care	9.8
Financials	9.5
Energy	7.0
Materials	6.3
Information Technology	5.0
Communication Services	2.9
Utilities	2.5
Real Estate	1.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
LVMH Moet Hennessy Louis Vuitton SE	12.7%
TotalEnergies SE	6.9
Schneider Electric SE	6.2
L’Oreal SA	5.8
Sanofi SA	5.4
Air Liquide SA	5.4
Airbus SE	4.9
Hermes International SCA	4.0
Safran SA	3.6
AXA SA	3.2

(a)	Excludes money market funds.

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Fund Summary as of February 29, 2024	iShares® MSCI Netherlands ETF

Investment Objective

The iShares MSCI Netherlands ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Dutch equities, as represented by the MSCI Netherlands IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	16.68%	19.35%	11.86%	8.39%	19.35%	75.13%	123.89%
Fund Market	16.61	19.21	11.93	8.44	19.21	75.68	124.91
Index	16.33	19.06	12.31	8.71	19.06	78.73	130.61

Index performance through August 31, 2017 reflects the performance of the MSCI Netherlands Investable Market Index. Index performance beginning on September 1, 2017 reflects the performance of the MSCI Netherlands IMI 25/50 Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,166.80	$2.69		$1,000.00	$1,022.40	$2.51		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Information Technology	29.0%
Financials	19.7
Industrials	16.2
Consumer Staples	11.5
Consumer Discretionary	7.2
Materials	6.1
Communication Services	5.1
Health Care	2.8
Energy	1.4
Real Estate	1.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
ASML Holding NV	22.9%
ING Groep NV	6.3
Prosus NV	5.7
Wolters Kluwer NV	4.9
Adyen NV	4.4
ASM International NV	3.7
Koninklijke Ahold Delhaize NV	3.7
Heineken NV	3.4
Universal Music Group NV	3.3
DSM-Firmenich AG	2.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 29, 2024	iShares® MSCI Sweden ETF

Investment Objective

The iShares MSCI Sweden ETF (the “Fund”) seeks to track the investment results of an index composed of Swedish equities, as represented by the MSCI Sweden 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	6-Month Total Returns	Average Annual Total Returns			Cumulative Total Returns
		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	21.58%	14.69%	9.10%	4.41%	14.69%	54.54%	53.97%
Fund Market	21.60	14.71	9.15	4.45	14.71	54.91	54.54
Index	21.67	13.68	8.60	3.86	13.68	51.05	45.99

Index performance through November 30, 2016 reflects the performance of the MSCI Sweden Index. Index performance beginning on December 1, 2016 reflects the performance of the MSCI Sweden 25/50 Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,215.80	$ 2.86		$ 1,000.00	$ 1,022.30	$ 2.61		0.52%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Industrials	49.5%
Financials	24.4
Information Technology	7.7
Consumer Discretionary	6.7
Materials	3.6
Consumer Staples	2.7
Communication Services	1.9
Health Care	1.8
Real Estate	1.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Atlas Copco AB, Class A	8.9%
Investor AB, Class B	8.3
Volvo AB, Class B	8.0
Assa Abloy AB, Class B	5.5
Hexagon AB, Class B	4.7
Sandvik AB	4.6
Evolution AB	4.6
Atlas Copco AB, Class B	4.5
Skandinaviska Enskilda Banken AB, Class A	4.5
Swedbank AB, Class A	3.6

(a)	Excludes money market funds.

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About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E	9

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Austria ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 3.2%
Oesterreichische Post AG	55,741	$1,804,885

Banks — 30.1%
BAWAG Group AG(a)	46,101	2,610,887
Erste Group Bank AG	299,364	11,969,519
Raiffeisen Bank International AG	117,398	2,445,497

		17,025,903

Chemicals — 2.2%
Lenzing AG(b)(c)	40,265	1,259,857

Commercial Services & Supplies — 3.4%
DO & CO AG(c)	12,189	1,894,402

Construction & Engineering — 1.7%
Porr AG	63,868	936,027

Construction Materials — 4.4%
Wienerberger AG	71,364	2,493,811

Electric Utilities — 13.0%
EVN AG	64,341	1,668,953
Verbund AG	78,168	5,658,573

		7,327,526

Electronic Equipment, Instruments & Components — 2.0%
AT&S Austria Technologie & Systemtechnik AG(c)	56,405	1,145,978

Energy Equipment & Services — 2.0%
Schoeller-Bleckmann Oilfield Equipment AG	25,563	1,152,261

Insurance — 6.5%
UNIQA Insurance Group AG	208,784	1,827,885
Vienna Insurance Group AG Wiener
Versicherung Gruppe	63,972	1,857,518

		3,685,403

Machinery — 6.9%
ANDRITZ AG	38,756	2,438,587
Palfinger AG	41,058	1,062,623
Semperit AG Holding	30,138	409,119

		3,910,329

Security	Shares	Value

Metals & Mining — 4.4%
voestalpine AG	91,714	$2,505,591

Oil, Gas & Consumable Fuels — 12.8%
OMV AG	164,769	7,260,701

Real Estate Management & Development — 6.2%
CA Immobilien Anlagen AG	62,211	1,998,203
Immofinanz AG(b)(c)	65,264	1,482,356

		3,480,559

Total Long-Term Investments — 98.8% (Cost: $63,987,684)		55,883,233

Short-Term Securities

Money Market Funds — 6.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	3,833,292	3,835,209
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)	10,000	10,000

Total Short-Term Securities — 6.8% (Cost: $3,844,832)		3,845,209

Total Investments — 105.6% (Cost: $67,832,516)		59,728,442

Liabilities in Excess of Other Assets — (5.6)%		(3,164,070)

Net Assets — 100.0%		$ 56,564,372

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,813,009	$2,021,434	(a)	$—		$408	$358	$3,835,209	3,833,292	$58,055	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	—		(10,000	)(a)	—	—	10,000	10,000	1,600		—

						$408	$358	$3,845,209		$59,655		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Austria ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	12	03/15/24	$636	$43,077

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$43,077	$—	$—	$—	$43,077

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$83,616	$—	$—	$—	$83,616

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$54,550	$—	$—	$—	$54,550

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$916,985

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,168,358	$49,714,875	$—	$55,883,233
Short-Term Securities
Money Market Funds	3,845,209	—	—	3,845,209

	$10,013,567	$49,714,875	$—	$59,728,442

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Austria ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$43,077	$—	$43,077

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

12	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Belgium ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.4%
bpost SA	19,895	$74,614

Banks — 10.6%
KBC Ancora	4,606	216,532
KBC Group NV	27,532	1,939,431

		2,155,963

Beverages — 21.7%
Anheuser-Busch InBev SA/NV	72,919	4,407,262

Biotechnology — 13.0%
Argenx SE(a)	6,475	2,426,928
Galapagos NV(a)	5,848	205,993

		2,632,921

Building Products — 0.5%
Recticel SA(b)	7,555	94,403

Chemicals — 7.9%
Solvay SA	9,369	238,886
Syensqo SA(a)	8,383	748,475
Tessenderlo Group SA	4,034	107,689
Umicore SA	24,196	506,358

		1,601,408

Construction & Engineering — 3.1%
Ackermans & van Haaren NV	2,800	471,033
Deme Group NV	1,136	157,608

		628,641

Consumer Staples Distribution & Retail — 1.8%
Colruyt Group NV	7,590	364,590

Distributors — 2.7%
D’ieteren Group	2,870	554,540

Diversified Telecommunication Services — 0.9%
Proximus SADP	21,049	176,200

Electric Utilities — 2.1%
Elia Group SA/NV	3,897	433,492

Electronic Equipment, Instruments & Components — 0.8%
Barco NV	9,408	167,707

Entertainment — 0.5%
Kinepolis Group NV	2,266	106,262

Financial Services — 6.2%
Groupe Bruxelles Lambert NV	11,125	836,687
Sofina SA	1,839	420,910

		1,257,597

Food Products — 2.2%
Lotus Bakeries NV	48	451,342

Health Care Providers & Services — 0.9%
Fagron	9,583	186,476

Health Care REITs — 3.0%
Aedifica SA	5,704	325,755
Cofinimmo SA	4,490	280,484

		606,239

Security	Shares	Value

Industrial REITs — 3.8%
Intervest Offices & Warehouses NV	2,572	$57,237
Montea NV	2,156	172,680
Warehouses De Pauw CVA	20,270	542,927

		772,844

Insurance — 3.9%
Ageas SA/NV	18,541	787,984

Metals & Mining — 1.2%
Bekaert SA	4,794	237,730

Oil, Gas & Consumable Fuels — 1.9%
Euronav NV(a)	19,754	348,968
Exmar NV	4,984	37,868

		386,836

Personal Care Products — 0.4%
Ontex Group NV(a)	11,377	91,224

Pharmaceuticals — 5.0%
UCB SA	8,902	1,027,108

Real Estate Management & Development — 1.0%
VGP NV	1,820	200,171

Residential REITs — 0.6%
Xior Student Housing NV	4,744	130,841

Retail REITs — 0.6%
Retail Estates NV	1,779	114,261

Semiconductors & Semiconductor Equipment — 1.1%
Melexis NV	2,589	217,972

Specialized REITs — 0.9%
Shurgard Self Storage Ltd.	4,448	191,171

Total Long-Term Investments — 98.7% (Cost: $25,919,004)		20,057,799

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(d)(e)	77,810	77,849

Total Short-Term Securities — 0.4% (Cost: $77,836)		77,849

Total Investments — 99.1% (Cost: $25,996,840)		20,135,648

Other Assets Less Liabilities — 0.9%		185,077

Net Assets — 100.0%		$20,320,725

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Belgium ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$137,291	$—	$(59,224	)(a)	$(233)	$15	$77,849	77,810	$181	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	10,000	—	(10,000	)(a)	—	—	—	—	71		—

					$(233)	$15	$77,849		$252		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	3	03/15/24	$159	$11,109

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$11,109	$—	$—	$—	$11,109

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$11,171	$—	$—	$—	$11,171

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$12,079	$—	$—	$—	$12,079

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$199,303

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Belgium ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$1,718,504	$18,339,295	$—	$20,057,799
Short-Term Securities
Money Market Funds	77,849	—	—	77,849

	$1,796,353	$18,339,295	$—	$20,135,648

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$11,109	$—	$11,109

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI France ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 9.4%
Airbus SE	196,113	$32,448,655
Dassault Aviation SA	6,652	1,315,063
Safran SA	113,070	23,709,697
Thales SA	31,292	4,641,025

		62,114,440

Automobile Components — 1.3%
Cie. Generale des Etablissements Michelin SCA	224,683	8,314,720

Automobiles — 0.4%
Renault SA	63,782	2,663,123

Banks — 4.7%
BNP Paribas SA	341,627	20,504,450
Credit Agricole SA	353,748	4,797,832
Societe Generale SA	239,064	5,805,820

		31,108,102

Beverages — 1.8%
Pernod Ricard SA	67,650	11,306,589
Remy Cointreau SA	7,701	816,036

		12,122,625

Building Products — 1.8%
Cie. de Saint-Gobain SA	150,787	11,624,259

Capital Markets — 0.6%
Amundi SA(a)	20,345	1,340,557
Euronext NV(a)	28,344	2,612,201

		3,952,758

Chemicals — 5.7%
Air Liquide SA	173,510	35,266,360
Arkema SA	19,771	2,049,304

		37,315,664

Construction & Engineering — 4.0%
Bouygues SA	63,141	2,496,953
Eiffage SA	24,365	2,653,300
Vinci SA	165,629	21,224,048

		26,374,301

Consumer Staples Distribution & Retail — 0.5%
Carrefour SA	189,237	3,179,437

Diversified REITs — 0.1%
Covivio SA/France	16,656	747,888

Diversified Telecommunication Services — 1.1%
Orange SA	615,964	7,060,770

Electrical Equipment — 7.6%
Legrand SA	87,543	8,866,461
Schneider Electric SE	180,020	40,917,121

		49,783,582

Entertainment — 0.2%
Bollore SE	235,669	1,616,156

Financial Services — 0.9%
Edenred SE	82,673	4,090,955
Eurazeo SE	13,842	1,171,040
Worldline SA/France(a)(b)	79,130	910,934

		6,172,929

Food Products — 2.1%
Danone SA	212,997	13,591,616

Security	Shares	Value

Health Care Equipment & Supplies — 3.4%
BioMerieux	13,769	$1,505,085
EssilorLuxottica SA	97,584	20,720,422

		22,225,507

Hotels, Restaurants & Leisure — 1.0%
Accor SA	62,593	2,718,902
La Francaise des Jeux SAEM(a)	34,822	1,459,119
Sodexo SA	29,133	2,322,227

		6,500,248

Household Durables — 0.1%
SEB SA	8,201	971,884

Insurance — 3.2%
AXA SA	600,784	21,389,050

IT Services — 1.9%
Capgemini SE	51,389	12,500,052

Life Sciences Tools & Services — 0.8%
Eurofins Scientific SE	44,722	2,672,713
Sartorius Stedim Biotech	9,626	2,649,540

		5,322,253

Machinery — 0.2%
Alstom SA(c)	96,268	1,286,685

Media — 1.6%
Publicis Groupe SA	75,618	8,000,800
Vivendi SE	220,432	2,463,248

		10,464,048

Metals & Mining — 0.7%
ArcelorMittal SA	168,487	4,395,048

Multi-Utilities — 2.5%
Engie SA	604,651	9,702,461
Veolia Environnement SA	227,968	7,066,624

		16,769,085

Office REITs — 0.2%
Gecina SA	15,126	1,461,045

Oil, Gas & Consumable Fuels — 6.9%
TotalEnergies SE	718,177	45,775,989

Personal Care Products — 5.8%
L’Oreal SA	79,599	38,021,965

Pharmaceuticals — 5.7%
Ipsen SA	12,463	1,369,099
Sanofi SA	376,556	35,891,259

		37,260,358

Professional Services — 0.8%
Bureau Veritas SA	97,336	2,828,252
Teleperformance SE	18,888	2,345,095

		5,173,347

Retail REITs — 0.7%
Klepierre SA	70,845	1,799,696
Unibail-Rodamco-Westfield, New(b)	39,032	2,854,152

		4,653,848

Semiconductors & Semiconductor Equipment — 1.6%
STMicroelectronics NV	226,089	10,266,080

Software — 1.6%
Dassault Systemes SE	221,136	10,362,669

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI France ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 18.4%
Hermes International SCA	10,477	$26,217,007
Kering SA	24,626	11,343,419
LVMH Moet Hennessy Louis Vuitton SE	91,343	83,371,961

		120,932,387

Trading Companies & Distributors — 0.3%
Rexel SA	74,609	1,911,106

Transportation Infrastructure — 0.5%
Aeroports de Paris SA	11,487	1,563,747
Getlink SE	117,491	2,005,981

		3,569,728

Total Long-Term Investments — 100.1% (Cost: $655,560,596)		658,954,752

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	728,646	729,010

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)	8,160,000	$8,160,000

Total Short-Term Securities — 1.3% (Cost: $8,889,074)		8,889,010

Total Investments — 101.4% (Cost: $664,449,670)		667,843,762

Liabilities in Excess of Other Assets — (1.4)%		(9,238,527)

Net Assets — 100.0%		$658,605,235

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$42,535	$686,539	(a)	$—	$4	$(68)	$729,010	728,646	$314	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,570,000	590,000	(a)	—	—	—	8,160,000	8,160,000	212,065		—

					$4	$(68)	$8,889,010		$212,379		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
CAC 40 Index	6	03/15/24	$516	$19,616

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI France ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$19,616	$—	$—	$—	$19,616

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,192	$—	$—	$—	$1,192

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$19,616	$—	$—	$—	$19,616

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$257,880

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$—	$658,954,752	$—	$658,954,752
Short-Term Securities
Money Market Funds	8,889,010	—	—	8,889,010

	$8,889,010	$658,954,752	$—	$667,843,762

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$19,616	$—	$19,616

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Netherlands ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.1%
InPost SA(a)	121,310	$1,895,494
PostNL NV	316,207	449,044

		2,344,538

Banks — 7.6%
ABN AMRO Bank NV, CVA(b)	171,846	2,766,560
ING Groep NV	987,259	13,586,501

		16,353,061

Beverages — 7.0%
Coca-Cola Europacific Partners PLC	63,727	4,373,584
Heineken Holding NV	42,646	3,294,102
Heineken NV	79,759	7,369,032

		15,036,718

Biotechnology — 0.4%
Pharming Group NV(a)	668,721	746,414

Broadline Retail — 5.7%
Prosus NV	421,199	12,302,380

Capital Markets — 1.5%
Allfunds Group PLC	213,689	1,519,134
Flow Traders Ltd., NVS	32,607	586,068
Van Lanschot Kempen NV	29,920	1,019,111

		3,124,313

Chemicals — 5.7%
Akzo Nobel NV	53,781	3,920,046
Corbion NV	57,986	1,100,548
DSM-Firmenich AG	53,569	5,740,905
OCI NV	57,853	1,526,413

		12,287,912

Construction & Engineering — 1.3%
Fugro NV(a)	76,854	1,698,507
Koninklijke BAM Groep NV	282,144	1,008,671

		2,707,178

Consumer Staples Distribution & Retail — 3.8%
Koninklijke Ahold Delhaize NV	263,902	7,859,490
Sligro Food Group NV	21,781	310,819

		8,170,309

Diversified Telecommunication Services — 1.8%
Koninklijke KPN NV	1,068,308	3,905,157

Electrical Equipment — 1.9%
Alfen NV(a)(b)(c)	20,294	1,094,639
Signify NV(b)	63,825	1,715,192
TKH Group NV	31,384	1,311,131

		4,120,962

Energy Equipment & Services — 0.7%
SBM Offshore NV	101,256	1,437,854

Entertainment — 3.3%
Universal Music Group NV	231,682	6,994,567

Financial Services — 6.0%
Adyen NV(a)(b)	5,900	9,335,200
EXOR NV, NVS	33,100	3,575,332

		12,910,532

Food Products — 0.6%
JDE Peet’s NV	59,600	1,361,747

Health Care Equipment & Supplies — 2.5%
Koninklijke Philips NV	266,666	5,372,586

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.3%
Basic-Fit NV(a)(b)(c)	43,580	$1,175,484
Just Eat Takeaway.com NV(a)(b)	100,687	1,662,787

		2,838,271

Insurance — 4.6%
Aegon Ltd.	541,683	3,255,628
ASR Nederland NV	57,846	2,669,867
NN Group NV	88,424	3,946,158

		9,871,653

Machinery — 1.0%
Aalberts NV	46,469	2,090,212

Metals & Mining — 0.3%
AMG Critical Materials NV	30,821	704,107

Office REITs — 0.2%
NSI NV	20,297	410,222

Oil, Gas & Consumable Fuels — 0.7%
Koninklijke Vopak NV	41,800	1,554,577

Professional Services — 7.0%
Arcadis NV	34,071	1,988,630
Brunel International NV	20,613	228,779
Randstad NV	42,575	2,348,183
Wolters Kluwer NV	66,609	10,518,878

		15,084,470

Retail REITs — 0.8%
Eurocommercial Properties NV	42,768	916,535
Vastned Retail NV	12,627	286,220
Wereldhave NV	35,225	509,227

		1,711,982

Semiconductors & Semiconductor Equipment — 28.8%
ASM International NV	12,885	7,869,478
ASML Holding NV	51,630	48,996,946
BE Semiconductor Industries NV	26,445	4,789,659

		61,656,083

Software — 0.3%
TomTom NV(a)(c)	72,840	585,438

Specialty Retail — 0.1%
Fastned BV(a)	6,754	191,253

Trading Companies & Distributors — 3.9%
AerCap Holdings NV(a)	68,947	5,321,330
IMCD NV	19,714	3,007,555

		8,328,885

Total Long-Term Investments — 99.9% (Cost: $233,005,486)		214,203,381

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	1,222,615	1,223,226

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Netherlands ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)	380,000	$380,000

Total Short-Term Securities — 0.7% (Cost: $1,603,291)		1,603,226

Total Investments — 100.6% (Cost: $234,608,777)		215,806,607

Liabilities in Excess of Other Assets — (0.6)%		(1,295,068)

Net Assets — 100.0%		$214,511,539

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$11,023,471	$—		$(9,800,967	)(a)	$787	$(65)	$1,223,226	1,222,615	$16,304	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	220,000	(a)	—		—	—	380,000	380,000	3,285		—

						$787	$(65)	$1,603,226		$19,589		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	4	03/15/24	$212	$368

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Netherlands ETF

Futures Contracts (continued)

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$368	$—	$—	$—	$368

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$29,671	$—	$—	$—	$29,671

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$5,900	$—	$—	$—	$5,900

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$225,812

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$12,244,204	$201,959,177	$—	$214,203,381
Short-Term Securities
Money Market Funds	1,603,226	—	—	1,603,226

	$13,847,430	$201,959,177	$—	$215,806,607

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$368	$—	$368

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Sweden ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Saab AB, Class B	38,789	$3,057,876

Automobiles — 0.5%
Volvo Car AB, Class B(a)	342,868	1,253,742

Banks — 10.9%
Skandinaviska Enskilda Banken AB, Class A	758,780	11,285,107
Svenska Handelsbanken AB, Class A	705,930	8,442,794
Swedbank AB, Class A	410,904	9,036,959

		28,764,860

Biotechnology — 0.9%
Swedish Orphan Biovitrum AB(a)	94,161	2,312,605

Building Products — 6.8%
Assa Abloy AB, Class B	485,061	13,845,822
Nibe Industrier AB, Class B	733,393	4,093,851

		17,939,673

Capital Markets — 1.9%
EQT AB	172,115	5,042,409

Commercial Services & Supplies — 1.0%
Securitas AB, Class B	238,010	2,560,143

Communications Equipment — 2.9%
Telefonaktiebolaget LM Ericsson, Class B	1,417,239	7,695,615

Construction & Engineering — 1.1%
Skanska AB, Class B	164,655	3,038,781

Diversified Telecommunication Services — 1.0%
Telia Co. AB	1,139,174	2,711,379

Electronic Equipment, Instruments & Components — 4.5%
Hexagon AB, Class B	1,004,829	11,787,225

Financial Services — 10.5%
Industrivarden AB, Class A	62,883	2,146,722
Industrivarden AB, Class C	70,750	2,408,533
Investor AB, Class B	836,765	21,052,385
L E Lundbergforetagen AB, Class B	36,758	1,999,408

		27,607,048

Health Care Equipment & Supplies — 0.8%
Getinge AB, Class B	110,747	2,194,694

Hotels, Restaurants & Leisure — 4.4%
Evolution AB(b)	88,696	11,490,036

Household Products — 2.6%
Essity AB, Class B	294,807	6,873,738

Industrial Conglomerates — 1.8%
Investment AB Latour, Class B	71,597	1,818,646
Lifco AB, Class B	112,915	3,010,421

		4,829,067

Machinery — 34.4%
Alfa Laval AB	140,036	5,272,583
Atlas Copco AB, Class A	1,298,561	22,558,776
Atlas Copco AB, Class B	755,432	11,309,817

Security	Shares	Value

Machinery (continued)
Epiroc AB	318,928	$5,789,223
Epiroc AB, Class B	188,935	3,117,639
Husqvarna AB, Class B	169,627	1,310,126
Indutrade AB	132,029	3,501,149
Sandvik AB	516,033	11,619,658
SKF AB, Class B	165,113	3,606,410
Volvo AB, Class A	96,908	2,704,060
Volvo AB, Class B	729,910	20,111,593

		90,901,034

Metals & Mining — 1.3%
Boliden AB	132,244	3,351,644

Paper & Forest Products — 2.1%
Holmen AB, Class B	36,788	1,477,017
Svenska Cellulosa AB SCA, Class B	293,107	4,149,891

		5,626,908

Real Estate Management & Development — 1.6%
Fastighets AB Balder, Class B(a)	315,491	1,962,172
Sagax AB, Class B	95,589	2,260,943

		4,223,115

Specialty Retail — 1.6%
H & M Hennes & Mauritz AB, Class B	312,572	4,244,428

Trading Companies & Distributors — 1.0%
Beijer Ref AB, Class B(c)	186,318	2,623,656

Wireless Telecommunication Services — 0.8%
Tele2 AB, Class B	258,511	2,168,230

Total Long-Term Investments — 95.6% (Cost: $290,152,312)		252,297,906

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	2,738,940	2,740,310
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)	100,000	100,000

Total Short-Term Securities — 1.1% (Cost: $2,840,579)		2,840,310

Total Investments — 96.7% (Cost: $292,992,891)		255,138,216

Other Assets Less Liabilities — 3.3%		8,761,393

Net Assets — 100.0%		$263,899,609

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

22	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Sweden ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,098,214	$—	$(2,358,067	)(a)	$447	$(284)	$2,740,310	2,738,940	$2,529	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,320,000	—	(6,220,000	)(a)	—	—	100,000	100,000	131,693		—

					$447	$(284)	$2,840,310		$134,222		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMX Stockholm 30 Index	479	03/15/24	$11,373	$418,601

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

SEK	33,164,914	USD	3,177,619	Standard Chartered Bank	03/15/24	$23,111
USD	3,115,649	EUR	2,875,342	Standard Chartered Bank	03/15/24	6,623

						29,734

USD	79,332	SEK	826,651	Standard Chartered Bank	03/15/24	(448)

						$29,286

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$418,601	$—	$—	$—	$418,601
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$29,734	$—	$—	$29,734

	$—	$—	$418,601	$29,734	$—	$—	$448,335

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Sweden ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$448	$—	$—	$448

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$811,624	$—	$—	$—	$811,624
Forward foreign currency exchange contracts	—	—	—	49,746	—	—	49,746

	$—	$—	$811,624	$49,746	$—	$—	$861,370

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$422,775	$—	$—	$—	$422,775
Forward foreign currency exchange contracts	—	—	—	130,203	—	—	130,203

	$—	$—	$422,775	$130,203	$—	$—	$552,978

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$11,440,112
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$3,089,685
Average amounts sold — in USD	$3,144,330

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$418,601	$—
Forward foreign currency exchange contracts	29,734	448

Total derivative assets and liabilities in the Statement of Assets and Liabilities	448,335	448
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(418,601)	—

Total derivative assets and liabilities subject to an MNA	$29,734	$448

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)
Standard Chartered Bank	$29,734	$ (448)	$ —	$ —	$29,286

24	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Sweden ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(c)
Standard Chartered Bank	$ 448	$(448)	$ —	$ —	$ —

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,312,605	$249,985,301	$—	$252,297,906
Short-Term Securities
Money Market Funds	2,840,310	—	—	2,840,310

	$5,152,915	$249,985,301	$—	$255,138,216

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$418,601	$—	$418,601
Foreign Currency Exchange Contracts	—	29,734	—	29,734
Liabilities
Foreign Currency Exchange Contracts	—	(448)	—	(448)

	$—	$447,887	$—	447,887

(a)

Derivative financial instruments are, futures contracts and forward foreign currency exchange contracts. ,Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Statements of Assets and Liabilities (unaudited)

February 29, 2024

	iShares MSCI Austria ETF	iShares MSCI Belgium ETF	iShares MSCI France ETF	iShares MSCI Netherlands ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$55,883,233	$20,057,799	$658,954,752	$214,203,381
Investments, at value — affiliated(c)	3,845,209	77,849	8,889,010	1,603,226
Cash	8,410	6,534	8,670	8,013
Foreign currency collateral pledged for futures contracts(d)	87,545	11,889	36,747	38,909
Foreign currency, at value(e)	83,125	22,592	101,340	231,742
Receivables:
Investments sold	2,702,669	471,640	3,855,031	9,505,176
Securities lending income — affiliated	10,846	8	226	755
Capital shares sold	—	—	—	3,629
Dividends — unaffiliated	—	8,540	67,575	—
Dividends — affiliated	65	7	34,850	574
Tax reclaims	1,053,756	152,590	1,029,776	—
Variation margin on futures contracts	2,047	423	—	556

Total assets	63,676,905	20,809,871	672,977,977	225,595,961

LIABILITIES
Collateral on securities loaned, at value	3,836,495	78,081	729,078	1,213,950
Payables:
Investments purchased	3,253,664	403,110	3,793,931	9,790,505
Investment advisory fees	22,374	7,955	260,136	79,967
IRS compliance fee for foreign withholding tax claims	—	—	9,588,519	—
Variation margin on futures contracts	—	—	1,078	—

Total liabilities	7,112,533	489,146	14,372,742	11,084,422

Commitments and contingent liabilities

NET ASSETS	$56,564,372	$20,320,725	$658,605,235	$214,511,539

NET ASSETS CONSIST OF
Paid-in capital	$114,968,174	$47,146,879	$708,521,565	$275,821,948
Accumulated loss	(58,403,802)	(26,826,154)	(49,916,330)	(61,310,409)

NET ASSETS	$56,564,372	$20,320,725	$658,605,235	$214,511,539

NET ASSET VALUE
Shares outstanding	2,750,000	1,120,000	16,400,000	4,500,000

Net asset value	$20.57	$18.14	$40.16	$47.67

Shares authorized	100 million	136.2 million	340.2 million	255 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$63,987,684	$25,919,004	$655,560,596	$233,005,486
(b) Securities loaned, at value	$3,597,811	$77,084	$700,027	$1,153,277
(c) Investments, at cost — affiliated	$3,844,832	$77,836	$8,889,074	$1,603,291
(d) Foreign currency collateral pledged, at cost	$95,604	$11,846	$43,286	$39,168
(e) Foreign currency, at cost	$74,910	$22,486	$94,458	$231,089

See notes to financial statements.

26	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

February 29, 2024

iShares MSCI Sweden ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$252,297,906
Investments, at value — affiliated(c)	2,840,310
Cash	3,235
Foreign currency collateral pledged for futures contracts(d)	985,684
Foreign currency, at value(e)	650,326
Receivables:
Investments sold	124,394
Securities lending income — affiliated	1,338
Dividends — affiliated	315
Tax reclaims	2,645,452
Variation margin on futures contracts	55,986
Foreign withholding tax claims	8,325,376
Unrealized appreciation on forward foreign currency exchange contracts	29,734

Total assets	267,960,056

LIABILITIES
Collateral on securities loaned, at value	2,740,589
Payables:
Investments purchased	384,274
Investment advisory fees	100,652
Professional fees	834,484
Unrealized depreciation on forward foreign currency exchange contracts	448

Total liabilities	4,060,447

Commitments and contingent liabilities

NET ASSETS	$263,899,609

NET ASSETS CONSIST OF
Paid-in capital	$380,756,583
Accumulated loss	(116,856,974)

NET ASSETS	$263,899,609

NET ASSET VALUE
Shares outstanding	6,675,000

Net asset value	$39.54

Shares authorized	100 million

Par value	$0.001

(a) Investments, at cost — unaffiliated	$290,152,312
(b) Securities loaned, at value	$2,597,407
(c) Investments, at cost — affiliated	$2,840,579
(d) Foreign currency collateral pledged, at cost	$1,035,644
(e) Foreign currency, at cost	$503,464

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Operations (unaudited)

Six Months Ended February 29, 2024

	iShares MSCI Austria ETF	iShares MSCI Belgium ETF	iShares MSCI France ETF	iShares MSCI Netherlands ETF

INVESTMENT INCOME
Dividends — unaffiliated	$476,810 (a)	$135,166	$3,540,448	$659,464
Dividends — affiliated	1,600	71	212,065	3,285
Interest — unaffiliated	1,649	346	1,277	1,347
Securities lending income — affiliated — net	58,055	181	314	16,304
Foreign taxes withheld	(68,095)	(20,845)	(13,989)	(75,945)
IRS compliance fee for foreign withholding tax claims	—	—	(13,216)	—

Total investment income	470,019	114,919	3,726,899	604,455

EXPENSES
Investment advisory	134,137	46,095	1,923,463	528,826
Commitment costs	259	91	3,742	1,055

Total expenses	134,396	46,186	1,927,205	529,881

Net investment income	335,623	68,733	1,799,694	74,574

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,173,323)	(460,650)	(6,350,212)	513,747
Investments — affiliated	408	(233)	4	787
Foreign currency transactions	6,310	557	(6,874)	(5,084)
Futures contracts	83,616	11,171	1,192	29,671
In-kind redemptions — unaffiliated(b)	1,234,972	(34,078)	50,901,206	(7,501,490)

	151,983	(483,233)	44,545,316	(6,962,369)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,546,075	320,348	3,616,809	36,913,006
Investments — affiliated	358	15	(68)	(65)
Foreign currency translations	(3,487)	40	(4,250)	2,437
Futures contracts	54,550	12,079	19,616	5,900

	1,597,496	332,482	3,632,107	36,921,278

Net realized and unrealized gain (loss)	1,749,479	(150,751)	48,177,423	29,958,909

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,085,102	$(82,018)	$49,977,117	$30,033,483

(a)	Includes $168,224 related to a special distribution from CA Immobilien Anlagen AG.
(b)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

28	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2024

iShares MSCI Sweden ETF

INVESTMENT INCOME
Dividends — unaffiliated	$1,439,639
Dividends — affiliated	131,693
Interest — unaffiliated	1,107
Securities lending income — affiliated — net	2,529
Foreign taxes withheld	(215,950)
Foreign withholding tax claims	215,950

Total investment income	1,574,968

EXPENSES
Investment advisory	760,901
Professional	25,377
Commitment costs	1,596

Total expenses	787,874

Net investment income	787,094

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,526,149)
Investments — affiliated	447
Forward foreign currency exchange contracts	49,746
Foreign currency transactions	42,985
Futures contracts	811,624
In-kind redemptions — unaffiliated(a)	6,169,504

3,548,157

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	51,892,358
Investments — affiliated	(284)
Forward foreign currency exchange contracts	130,203
Foreign currency translations	420,697
Futures contracts	422,775

52,865,749

Net realized and unrealized gain	56,413,906

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,201,000

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets

	iShares MSCI Austria ETF			iShares MSCI Belgium ETF
	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$335,623		$2,311,574	$68,733	$429,800
Net realized gain (loss)	151,983		(7,283,685)	(483,233)	(1,622,807)
Net change in unrealized appreciation (depreciation)	1,597,496		12,688,771	332,482	3,115,011

Net increase (decrease) in net assets resulting from operations	2,085,102		7,716,660	(82,018)	1,922,004

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(1,637,284	)(b)	(2,439,739)	(57,471)	(170,545)
Return of capital	—		—	—	(202,469)

Decrease in net assets resulting from distributions to shareholders	(1,637,284)		(2,439,739)	(57,471)	(373,014)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,467,898		(14,130,724)	116,933	949,746

NET ASSETS
Total increase (decrease) in net assets	2,915,716		(8,853,803)	(22,556)	2,498,736
Beginning of period	53,648,656		62,502,459	20,343,281	17,844,545

End of period	$56,564,372		$53,648,656	$20,320,725	$20,343,281

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

30	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI France ETF		iShares MSCI Netherlands ETF
	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,799,694	$27,508,429	$74,574	$5,254,148
Net realized gain (loss)	44,545,316	60,114,545	(6,962,369)	(1,248,402)
Net change in unrealized appreciation (depreciation)	3,632,107	163,541,483	36,921,278	50,421,651

Net increase in net assets resulting from operations	49,977,117	251,164,457	30,033,483	54,427,397

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,325,783)	(24,746,255)	(1,703,795)	(4,948,231)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(326,399,039)	(77,227,268)	(62,934,803)	(107,021,715)

NET ASSETS
Total increase (decrease) in net assets	(280,747,705)	149,190,934	(34,605,115)	(57,542,549)
Beginning of period	939,352,940	790,162,006	249,116,654	306,659,203

End of period	$658,605,235	$939,352,940	$214,511,539	$249,116,654

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets (continued)

	iShares MSCI Sweden ETF
	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$787,094		$7,640,974
Net realized gain (loss)	3,548,157		(52,896,978)
Net change in unrealized appreciation (depreciation)	52,865,749		84,665,726

Net increase in net assets resulting from operations	57,201,000		39,409,722

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,863,925	)(b)	(2,063,347)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(100,326,720)		(131,012,062)

NET ASSETS
Total decrease in net assets	(50,989,645)		(93,665,687)
Beginning of period	314,889,254		408,554,941

End of period	$263,899,609		$314,889,254

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(b) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

32	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Austria ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$20.24		$17.36	$25.28	$15.67	$18.89	$22.88

Net investment income(a)	0.13	(b)	0.91	0.97	0.54	0.06	0.48
Net realized and unrealized gain (loss)(c)	0.84		2.96	(8.01)	9.50	(3.16)	(3.69)

Net increase (decrease) from investment operations	0.97		3.87	(7.04)	10.04	(3.10)	(3.21)

Distributions from net investment income(d)	(0.64	)(e)	(0.99)	(0.88)	(0.43)	(0.12)	(0.78)

Net asset value, end of period	$20.57		$20.24	$17.36	$25.28	$15.67	$18.89

Total Return(f)
Based on net asset value	4.71	%(g)	22.61%	(28.58)%	64.50%	(16.58)%	(14.07)%

Ratios to Average Net Assets(h)
Total expenses	0.50	%(i)	0.50%	0.50%	0.50%	0.51%	0.49%

Net investment income	1.25	%(i)	4.68%	4.32%	2.55%	0.32%	2.34%

Supplemental Data
Net assets, end of period (000)	$56,564		$53,649	$62,502	$89,752	$43,104	$54,767

Portfolio turnover rate(j)		11%	21%	19%	14%	16%	17%

(a)	Based on average shares outstanding.
(b)	Includes a special distribution from CA Immobilien AG. Excluding such special distribution, the net investment income would have been $0.06 per share and 0.62% of average net assets
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Belgium ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21		Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$18.16		$15.93	$22.28	$17.76		$18.48	$19.70

Net investment income(a)	0.07		0.41	0.44	0.31		0.24	0.44
Net realized and unrealized gain (loss)(b)		(0.03)	2.15	(5.80)	4.64		(0.60)	(1.22)

Net increase (decrease) from investment operations	0.04		2.56	(5.36)	4.95		(0.36)	(0.78)

Distributions(c)
From net investment income		(0.06)	(0.15)	(0.99)		(0.43)	(0.36)	(0.44)
Return of capital	—		(0.18)	—	—		—	—

Total distributions		(0.06)	(0.33)	(0.99)		(0.43)	(0.36)	(0.44)

Net asset value, end of period	$18.14		$18.16	$15.93	$22.28		$17.76	$18.48

Total Return(d)
Based on net asset value	0.22	%(e)	16.16%	(24.77)%	27.96	%(f)	(2.02)%	(3.80)%

Ratios to Average Net Assets(g)
Total expenses	0.50	%(h)	0.50%	0.50%		0.50%	0.51%	0.49%

Net investment income	0.74	%(h)	2.28%	2.22%		1.52%	1.34%	2.43%

Supplemental Data
Net assets, end of period (000)	$20,321		$20,343	$17,845	$41,002		$32,685	$47,305

Portfolio turnover rate(i)		5%	12%	7%		16%	18%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment received from a settlement of litigation, which impacted the Fund’ total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 22.73%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

34	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI France ETF
	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23		Year Ended 08/31/22		Year Ended 08/31/21		Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$37.57		$29.48		$38.85		$29.30		$29.41	$31.10

Net investment income(a)	0.09		1.01	(b)	1.27	(b)	0.72	(b)	0.32	0.83
Net realized and unrealized gain (loss)(c)	2.75		8.02			(8.65)	9.43		(0.18)	(1.67)

Net increase (decrease) from investment operations	2.84		9.03			(7.38)	10.15		0.14	(0.84)

Distributions from net investment income(d)		(0.25)		(0.94)		(1.99)		(0.60)	(0.25)	(0.85)

Net asset value, end of period	$40.16		$37.57		$29.48		$38.85		$29.30	$29.41

Total Return(e)
Based on net asset value	7.52	%(f)	30.82	%(b)	(19.71	)%(b)	34.74	%(b)	0.50%	(2.64)%

Ratios to Average Net Assets(g)
Total expenses	0.50	%(h)		0.53%		0.76%		0.60%	0.51%	0.50%

Total expenses excluding professional fees for foreign withholding tax claims	N/A			0.50%		0.50%		0.50%	N/A	N/A

Net investment income	0.47	%(h)	2.88	%(b)	3.62	%(b)	2.13	%(b)	1.09%	2.84%

Supplemental Data
Net assets, end of period (000)	$658,605		$939,353		$790,162		$761,536		$884,935	$1,129,200

Portfolio turnover rate(i)		2%		3%		9%		4%	2%	2%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2023, August 31, 2022 and August 31, 2021, respectively:

• Net investment income per share by $0.07, $0.58 and $0.30.

• Total return by 0.27%,1.24% and 1.25%.

• Ratio of net investment income to average net assets by 0.21%,1.66% and 0.89%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Netherlands ETF
	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$41.18		$34.26	$52.87	$35.38	$30.58	$31.12

Net investment income(a)	0.01		0.72	0.84	0.40	0.33	0.88
Net realized and unrealized gain (loss)(b)	6.81		6.91	(18.78)	17.55	4.80	(0.56)

Net increase (decrease) from investment operations	6.82		7.63	(17.94)	17.95	5.13	0.32

Distributions from net investment income(c)		(0.33)	(0.71)	(0.67)	(0.46)	(0.33)	(0.86)

Net asset value, end of period	$47.67		$41.18	$34.26	$52.87	$35.38	$30.58

Total Return(d)
Based on net asset value	16.68	%(e)	22.27%	(34.09)%	50.92%	16.88%	1.16%

Ratios to Average Net Assets(f)
Total expenses	0.50	%(g)	0.50%	0.50%	0.50%	0.51%	0.50%

Net investment income	0.07	%(g)	1.84%	1.94%	0.90%	1.03%	2.97%

Supplemental Data
Net assets, end of period (000)	$214,512		$249,117	$306,659	$330,434	$187,519	$133,042

Portfolio turnover rate(h)		7%	11%	10%	36%	19%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

36	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Sweden ETF
	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23		Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$33.32		$30.10		$47.87	$35.73	$28.25	$31.85

Net investment income(a)	0.09	(b)	0.79	(b)	1.46	0.99	0.34	0.95
Net realized and unrealized gain (loss)(c)	7.08		2.63		(16.83)	12.57	7.65	(3.58)

Net increase (decrease) from investment operations	7.17		3.42		(15.37)	13.56	7.99	(2.63)

Distributions from net investment income(d)	(0.95	)(e)		(0.20)	(2.40)	(1.42)	(0.51)	(0.97)

Net asset value, end of period	$39.54		$33.32		$30.10	$47.87	$35.73	$28.25

Total Return(f)
Based on net asset value	21.58	%(b)(g)		11.35%	(33.28)%	38.09%	28.51%	(8.41)%

Ratios to Average Net Assets(h)
Total expenses	0.52	%(i)		0.54%	0.54%	0.54%	0.55%	0.55%

Total expenses excluding professional fees for foreign withholding tax claims	0.50	%(i)		0.50%	0.50%	0.50%	0.51%	0.49%

Net investment income	0.52	%(b)(i)	2.37	%(b)	3.67%	2.27%	1.09%	3.16%

Supplemental Data
Net assets, end of period (000)	$263,900		$314,889		$408,555	$653,396	$246,503	$205,516

Portfolio turnover rate(j)		8%		13%	18%	11%	8%	4%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended February 29, 2024 and the year ended August 31, 2023, respectively:

• Net investment income per share by $0.02 and $0.11.

• Total return by 0.09% and 0.36%.

• Ratio of net investment income to average net assets by 0.12% and 0.32%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Austria	Non-diversified
MSCI Belgium	Non-diversified
MSCI France	Non-diversified
MSCI Netherlands	Non-diversified
MSCI Sweden	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

38	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The portion of distributions that exceeds each Fund’s current and accumulated earning and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to the Fund’s shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder’s cost basis and will result in higher capital gains or lower capital losses when each Fund’s shares on which distributions were received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
MSCI Austria
Goldman Sachs & Co. LLC	$98,720	$(98,720)	$—		$—
J.P. Morgan Securities LLC	686,666	(686,666)	—		—
Morgan Stanley	2,711,958	(2,711,958)	—		—
SG Americas Securities LLC	96,282	(96,282)	—		—
UBS AG	4,185	(4,185)	—		—

	$3,597,811	$(3,597,811)	$—		$—

MSCI Belgium
Morgan Stanley	$77,084	$(77,084)	$—		$—

MSCI France
HSBC Bank PLC	$36,689	$(36,689)	$—		$—
J.P. Morgan Securities LLC	663,338	(663,338)	—		—

	$700,027	$(700,027)	$—		$—

MSCI Netherlands
Citigroup Global Markets, Inc.	$469,250	$(469,250)	$—		$—
Goldman Sachs & Co. LLC	378,777	(378,777)	—		—
J.P. Morgan Securities LLC	67,487	(67,487)	—		—
Morgan Stanley	237,763	(237,763)	—		—

	$1,153,277	$(1,153,277)	$—		$—

MSCI Sweden
J.P. Morgan Securities LLC	$2,597,407	$(2,597,407)	$—		$—

40	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

MSCI Austria	$11,928
MSCI Belgium	60
MSCI France	91
MSCI Netherlands	3,646
MSCI Sweden	721

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

42	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI Austria	$1,032,674	$1,005,425	$(174,829)
MSCI Belgium	70,651	736,698	(300,416)
MSCI France	3,369,412	1,335,980	(2,953,528)
MSCI Netherlands	3,493,168	10,956,571	1,427,039
MSCI Sweden	8,086,355	121,914	(50,671)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 29, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Austria	$5,805,883	$6,437,727
MSCI Belgium	1,014,762	950,850
MSCI France	12,137,763	15,220,362
MSCI Netherlands	15,261,675	17,605,395
MSCI Sweden	24,582,711	28,914,592

For the six months ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Austria	$26,676,787	$24,290,359
MSCI Belgium	2,873,033	2,757,705
MSCI France	—	326,459,980
MSCI Netherlands	12,885,065	74,416,005
MSCI Sweden	63,320,948	164,903,611

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

MSCI Austria	$(49,345,853)
MSCI Belgium	(20,144,091)
MSCI France	(83,711,531)
MSCI Netherlands	(34,122,190)
MSCI Sweden	(74,587,786)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI Austria	$68,862,559	$1,866,826	$(10,957,866)	$(9,091,040)
MSCI Belgium	26,353,623	491,330	(6,698,196)	(6,206,866)
MSCI France	678,889,911	85,198,737	(96,225,270)	(11,026,533)
MSCI Netherlands	236,041,335	25,858,925	(46,093,285)	(20,234,360)
MSCI Sweden	294,094,926	12,408,495	(50,917,318)	(38,508,823)

9.	LINE OF CREDIT

The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 29, 2024, the Funds did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including

44	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/29/24		Year Ended 08/31/23

iShares ETF	Shares	Amount	Shares	Amount

MSCI Austria
Shares sold	1,300,000	$27,291,820	450,000	$9,268,192
Shares redeemed	(1,200,000)	(24,823,922)	(1,400,000)	(23,398,916)

	100,000	$2,467,898	(950,000)	$(14,130,724)

MSCI Belgium
Shares sold	160,000	$2,916,197	480,000	$9,024,957
Shares redeemed	(160,000)	(2,799,264)	(480,000)	(8,075,211)

	—	$116,933	—	$949,746

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 02/29/24		Year Ended 08/31/23

iShares ETF	Shares	Amount	Shares	Amount

MSCI France
Shares sold	—	$—	5,200,000	$183,680,945
Shares redeemed	(8,600,000)	(326,399,039)	(7,000,000)	(260,908,213)

	(8,600,000)	$(326,399,039)	(1,800,000)	$(77,227,268)

MSCI Netherlands
Shares sold	300,000	$13,280,757	1,900,000	$80,447,292
Shares redeemed	(1,850,000)	(76,215,560)	(4,800,000)	(187,469,007)

	(1,550,000)	$(62,934,803)	(2,900,000)	$(107,021,715)

MSCI Sweden
Shares sold	2,025,000	$71,437,747	2,550,000	$90,474,788
Shares redeemed	(4,800,000)	(171,764,467)	(6,675,000)	(221,486,850)

	(2,775,000)	$(100,326,720)	(4,125,000)	$(131,012,062)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator , to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS
The iShares MSCI Sweden ETF has filed claims to recover taxes withheld by Sweden on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Sweden based upon previous determinations made by the Swedish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Swedish tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. Collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the Swedish tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of February 29, 2024, is $7,490,892 or $1.12 per share.

The iShares MSCI France ETF is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

During the period, the iShares MSCI Sweden ETF filed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal year 2022, and the related tax compliance fee, including interest, was paid to the IRS.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Austria ETF, iShares MSCI Belgium ETF, iShares MSCI France ETF, iShares MSCI Netherlands ETF and iShares MSCI Sweden ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	47

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 29, 2024

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

MSCI Austria(a)	$0.587788	$—	$0.054284	$0.642072	92%	—%	8%	100%
MSCI Sweden(a)	0.922744	—	0.030459	0.953203	97	—	3	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	49

Glossary of Terms Used in this Report

Currency Abbreviation

EUR	Euro

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

NVS	Non-Voting Shares

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Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-802-0224

FEBRUARY 29, 2024

2024 Semi-Annual Report (Unaudited)

iShares, Inc.

•	iShares MSCI Eurozone ETF | EZU | Cboe BZX

•	iShares MSCI Germany ETF | EWG | NYSE Arca

•	iShares MSCI Italy ETF | EWI | NYSE Arca

•	iShares MSCI Spain ETF | EWP | NYSE Arca

•	iShares MSCI Switzerland ETF | EWL | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of February 29, 2024
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.93%	30.45%

U.S. small cap equities (Russell 2000® Index)	8.97	10.05

International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41

Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 29, 2024	iShares® MSCI Eurozone ETF

Investment Objective

The iShares MSCI Eurozone ETF(the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities from developed market countries that use the euro as their official currency, as represented by the MSCI EMU Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	10.11%	15.63%	7.69%	4.16%	15.63%	44.81%	50.32%
Fund Market	10.24	15.63	7.77	4.23	15.63	45.40	51.28
Index	9.77	14.82	7.45	4.10	14.82	43.23	49.48

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,101.10	$ 2.72	$ 1,000.00	$ 1,022.30	$ 2.61	0.52%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)
Financials	18.2%
Industrials	17.4
Consumer Discretionary	16.0
Information Technology	14.4
Consumer Staples	7.4
Health Care	6.9
Materials	5.4
Utilities	5.2
Communication Services	4.1
Energy	4.1
Real Estate	0.9

TEN LARGEST COUNTRIES

Country/Geographic Region	Percent of Total Investments(a)
France	35.5%
Germany	25.4
Netherlands	15.1
Italy	7.9
Spain	7.0
Finland	3.0
Belgium	2.7
Switzerland	1.1
Ireland	1.0
Austria	0.5

(a)	Excludes money market funds.

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Fund Summary as of February 29, 2024	iShares® MSCI Germany ETF

Investment Objective

The iShares MSCIGermany ETF(the “Fund”) seeks to track the investment results of an index composed of German equities, as represented by the MSCI Germany Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	9.70%	15.34%	5.07%	2.01%	15.34%	28.04%	22.00%
Fund Market	9.75	15.36	5.12	2.08	15.36	28.34	22.86
Index	9.67	14.98	5.20	2.15	14.98	28.82	23.73

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,097.00	$2.61		$1,000.00	$1,022.40	$ 2.51		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)
Industrials	20.6%
Financials	19.0
Information Technology	17.8
Consumer Discretionary	15.1
Health Care	7.9
Materials	6.1
Communication Services	5.8
Utilities	3.5
Consumer Staples	2.4
Real Estate	1.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
SAP SE	13.8%
Siemens AG	10.6
Allianz SE	7.6
Deutsche Telekom AG	5.4
Mercedes-Benz Group AG	4.5
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.5
Infineon Technologies AG	3.3
Deutsche Post AG	3.2
BASF SE	3.2
Deutsche Boerse AG	2.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 29, 2024	iShares® MSCI Italy ETF

Investment Objective

The iShares MSCI Italy ETF(the “Fund”) seeks to track the investment results of an index composed of Italian equities, as represented by the MSCI Italy 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	12.14%	23.00%	9.10%	3.83%	23.00%	54.57%	45.66%
Fund Market	12.40	23.17	9.21	3.88	23.17	55.35	46.30
Index	12.06	22.84	9.28	3.90	22.84	55.88	46.55

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,121.40	$2.64		$1,000.00	$1,022.40	$ 2.51		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)
Financials	34.5%
Consumer Discretionary	23.8
Utilities	15.8
Energy	7.4
Industrials	6.6
Health Care	6.0
Communication Services	3.5
Consumer Staples	2.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Stellantis NV	10.0%
Enel SpA	9.3
Ferrari NV	9.2
UniCredit SpA	9.2
Intesa Sanpaolo SpA	8.0
Assicurazioni Generali SpA	4.7
Moncler SpA	4.6
Eni SpA	4.4
Prysmian SpA	4.2
Terna - Rete Elettrica Nazionale	3.4

(a)	Excludes money market funds.

6	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® MSCI Spain ETF

Investment Objective

The iShares MSCI Spain ETF(the “Fund”) seeks to track the investment results of an index composed of Spanish equities, as represented by the MSCI Spain 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.42%	9.80%	3.18%	0.28%	9.80%	16.92%	2.79%
Fund Market	4.37	9.83	3.26	0.33	9.83	17.42	3.35
Index	4.36	9.71	3.45	0.64	9.71	18.48	6.62

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,044.20	$2.54		$1,000.00	$1,022.40	$ 2.51		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)
Financials	34.5%
Utilities	26.6
Industrials	13.6
Communication Services	9.5
Consumer Discretionary	8.9
Energy	4.9
Health Care	2.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Iberdrola SA	16.8%
Banco Santander SA	16.0
Banco Bilbao Vizcaya Argentaria SA	13.7
Repsol SA	4.9
Telefonica SA	4.8
Aena SME SA	4.8
Industria de Diseno Textil SA	4.8
CaixaBank SA	4.8
Cellnex Telecom SA	4.6
Ferrovial SE	4.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 29, 2024	iShares® MSCI Switzerland ETF

Investment Objective

The iShares MSCI Switzerland ETF(the “Fund”) seeks to track the investment results of an index composed of Swiss equities, as represented by the MSCI Switzerland 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.48%	10.28%	8.26%	5.41%	10.28%	48.71%	69.34%
Fund Market	1.50	10.38	8.34	5.45	10.38	49.29	69.95
Index	1.84	10.31	8.45	5.60	10.31	50.04	72.38

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,014.80	$2.50		$1,000.00	$1,022.40	$ 2.51		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)
Health Care	33.0%
Consumer Staples	19.4
Financials	17.7
Industrials	11.2
Materials	9.4
Consumer Discretionary	5.8
Information Technology	1.5
Communication Services	1.1
Other (each representing less than 1%)	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Nestle SA	17.2%
Novartis AG	12.7
Roche Holding AG	11.3
Cie. Financiere Richemont SA, Class A	4.7
UBS Group AG	4.6
Zurich Insurance Group AG	4.6
ABB Ltd.	4.6
Holcim AG	2.9
Alcon Inc.	2.8
Sika AG	2.8

(a)	Excludes money market funds.

8	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.5%
Erste Group Bank AG	455,834	$18,225,683
OMV AG	195,575	8,618,196
Verbund AG	90,387	6,543,105
voestalpine AG	154,586	4,223,230

		37,610,214

Belgium — 2.7%
Ageas SA/NV	212,964	9,050,878
Anheuser-Busch InBev SA/NV	1,151,514	69,598,096
Argenx SE(a)	78,475	29,413,618
D’ieteren Group	28,936	5,590,995
Elia Group SA/NV	39,637	4,409,113
Groupe Bruxelles Lambert NV	117,488	8,836,021
KBC Group NV	331,937	23,382,585
Lotus Bakeries NV	547	5,143,417
Sofina SA	20,806	4,762,070
Syensqo SA(a)	98,781	8,819,646
UCB SA	166,429	19,202,485
Umicore SA	280,682	5,873,929
Warehouses De Pauw CVA	234,342	6,276,798

		200,359,651

Finland — 3.0%
Elisa OYJ	189,340	8,527,519
Fortum OYJ	595,755	7,445,814
Kesko OYJ, Class B	364,183	6,963,028
Kone OYJ, Class B	446,691	21,870,609
Metso OYJ	882,605	9,441,017
Neste OYJ	560,865	15,374,485
Nokia OYJ	7,106,266	25,050,244
Nordea Bank Abp, New	4,216,071	51,311,648
Orion OYJ, Class B	145,013	5,701,286
Sampo OYJ, Class A	598,477	26,779,925
Stora Enso OYJ, Class R	777,462	9,829,924
UPM-Kymmene OYJ	707,582	23,682,328
Wartsila OYJ Abp	631,756	9,780,072

		221,757,899

France — 35.4%
Accor SA	250,848	10,896,283
Aeroports de Paris SA	45,986	6,260,160
Air Liquide SA	695,360	141,333,735
Airbus SE	785,943	130,041,319
Alstom SA(b)	382,781	5,116,120
Amundi SA(c)	81,905	5,396,820
ArcelorMittal SA	678,350	17,695,020
Arkema SA	79,789	8,270,288
AXA SA	2,407,699	85,718,650
BioMerieux	55,339	6,049,089
BNP Paribas SA	1,369,106	82,173,733
Bollore SE	971,294	6,660,878
Bouygues SA	254,887	10,079,676
Bureau Veritas SA	393,733	11,440,538
Capgemini SE	205,946	50,095,073
Carrefour SA	751,589	12,627,709
Cie. de Saint-Gobain SA	604,253	46,582,221
Cie. Generale des Etablissements Michelin SCA	900,437	33,321,975
Covivio SA/France	67,255	3,019,886
Credit Agricole SA	1,404,190	19,044,823
Danone SA	853,608	54,469,839
Dassault Aviation SA	27,239	5,384,999
Dassault Systemes SE	885,876	41,513,097
Edenred SE	328,014	16,231,305

Security	Shares	Value

France (continued)
Eiffage SA	98,272	$10,701,624
Engie SA	2,421,371	38,854,243
EssilorLuxottica SA	391,076	83,038,815
Eurazeo SE	57,425	4,858,181
Eurofins Scientific SE	179,087	10,702,746
Euronext NV(c)	114,307	10,534,606
Gecina SA	61,554	5,945,602
Getlink SE	475,823	8,123,957
Hermes International SCA	41,986	105,063,210
Ipsen SA	50,726	5,572,408
Kering SA	98,690	45,459,353
Klepierre SA	285,791	7,260,030
La Francaise des Jeux SAEM(c)	139,279	5,836,097
Legrand SA	348,373	35,283,641
L’Oreal SA	319,002	152,377,329
LVMH Moet Hennessy Louis Vuitton SE	366,065	334,120,370
Orange SA	2,468,535	28,296,716
Pernod Ricard SA	271,116	45,312,595
Publicis Groupe SA	303,431	32,104,665
Remy Cointreau SA	30,952	3,279,827
Renault SA	256,777	10,721,343
Rexel SA	299,002	7,658,921
Safran SA	453,141	95,019,330
Sanofi SA	1,509,085	143,837,731
Sartorius Stedim Biotech	38,721	10,657,890
Schneider Electric SE	721,446	163,978,963
SEB SA	33,097	3,922,259
Societe Generale SA	970,791	23,576,269
Sodexo SA	117,290	9,349,331
Teleperformance SE	75,697	9,398,383
Thales SA	125,405	18,599,249
TotalEnergies SE	2,878,163	183,451,654
Unibail-Rodamco-Westfield, New(a)	157,555	11,520,958
Veolia Environnement SA	913,605	28,320,217
Vinci SA	663,774	85,057,395
Vivendi SE	896,100	10,013,595
Worldline SA/France(a)(b)(c)	323,462	3,723,652

		2,600,956,391

Germany — 24.0%
adidas AG	214,766	43,442,878
Allianz SE, Registered	519,308	142,630,715
BASF SE	1,183,230	60,270,179
Bayer AG, Registered	1,302,415	39,351,353
Bayerische Motoren Werke AG	422,754	50,006,764
Bechtle AG	109,734	5,661,700
Beiersdorf AG	133,632	19,154,933
Brenntag SE	175,934	16,063,545
Carl Zeiss Meditec AG, Bearer(b)	54,024	6,634,196
Commerzbank AG	1,397,556	16,178,000
Continental AG	146,549	11,755,456
Covestro AG(a)(c)	252,353	13,734,996
Daimler Truck Holding AG	709,150	28,971,904
Delivery Hero SE, Class A(a)(b)(c)	234,761	5,430,262
Deutsche Bank AG, Registered	2,569,542	34,413,127
Deutsche Boerse AG	251,886	52,731,627
Deutsche Lufthansa AG, Registered(a)	801,577	6,233,725
Deutsche Post AG, Registered	1,314,112	61,019,490
Deutsche Telekom AG, Registered	4,296,906	102,133,074
E.ON SE	2,976,391	38,006,417
Evonik Industries AG	309,462	5,712,415
Fresenius Medical Care AG & Co. KGaA	272,504	10,451,330
Fresenius SE & Co. KGaA	560,019	15,683,422

10	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
GEA Group AG	218,650	$8,819,567
Hannover Rueck SE	79,939	20,520,951
Heidelberg Materials AG	172,780	16,776,740
Henkel AG & Co. KGaA	136,572	9,214,063
Infineon Technologies AG	1,731,280	62,162,566
Knorr-Bremse AG	96,812	6,777,807
LEG Immobilien SE(a)	99,453	7,325,649
Mercedes-Benz Group AG	1,063,725	84,762,699
Merck KGaA	171,338	29,152,614
MTU Aero Engines AG	71,356	17,164,620
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	180,918	84,230,517
Nemetschek SE	76,997	7,376,210
Puma SE(b)	140,647	6,468,834
Rational AG	6,806	5,600,524
Rheinmetall AG	57,747	26,497,589
RWE AG	838,204	28,077,610
SAP SE	1,384,350	259,417,886
Scout24 SE(c)	100,507	7,308,337
Siemens AG, Registered	1,007,544	199,462,284
Siemens Healthineers AG(c)	373,852	22,437,275
Symrise AG, Class A	176,033	18,013,905
Talanx AG(a)	86,226	6,154,879
Volkswagen AG	39,121	6,156,974
Vonovia SE	971,989	27,127,374
Zalando SE(a)(c)	299,465	6,337,662

		1,759,016,644

Ireland — 1.0%
AIB Group PLC	2,098,482	9,742,351
Bank of Ireland Group PLC	1,388,653	12,127,079
Kerry Group PLC, Class A	209,502	18,396,754
Kingspan Group PLC	206,305	18,655,928
Smurfit Kappa Group PLC	345,156	14,751,783

		73,673,895

Italy — 7.9%
Amplifon SpA	165,367	5,522,030
Assicurazioni Generali SpA	1,343,656	31,870,188
Banco BPM SpA	1,618,285	9,421,361
DiaSorin SpA	29,839	3,011,551
Enel SpA	10,782,499	68,609,560
Eni SpA	2,909,096	44,795,512
Ferrari NV	167,107	70,529,718
FinecoBank Banca Fineco SpA	810,969	11,234,783
Infrastrutture Wireless Italiane SpA(c)	445,706	4,936,792
Intesa Sanpaolo SpA	19,390,231	61,746,368
Leonardo SpA	473,903	10,132,115
Mediobanca Banca di Credito Finanziario SpA	676,065	9,209,399
Moncler SpA	273,059	19,689,379
Nexi SpA(a)(c)	794,970	5,834,466
Poste Italiane SpA(c)	606,036	7,108,402
Prysmian SpA	348,276	17,380,973
Recordati Industria Chimica e Farmaceutica SpA	139,448	7,806,970
Snam SpA	2,686,194	12,548,537
Stellantis NV	2,937,298	76,838,523
Telecom Italia SpA/Milano(a)(b)	13,420,012	4,034,687
Tenaris SA, NVS	631,462	11,215,697
Terna—Rete Elettrica Nazionale	1,867,250	14,628,039
UniCredit SpA	2,043,168	68,435,106

		576,540,156

Netherlands — 15.0%
ABN AMRO Bank NV, CVA(c)	634,490	10,214,696

Security	Shares	Value

Netherlands (continued)
Adyen NV(a)(c)	28,799	$45,566,850
Aegon Ltd.	1,924,649	11,567,541
AerCap Holdings NV(a)	265,424	20,485,424
Akzo Nobel NV	226,168	16,485,169
ASM International NV	58,741	35,875,904
ASML Holding NV	534,446	507,190,040
ASR Nederland NV	211,222	9,748,897
BE Semiconductor Industries NV	102,199	18,510,053
Davide Campari-Milano NV	818,358	8,298,233
EXOR NV, NVS	124,083	13,402,961
Ferrovial SE	687,359	25,810,196
Heineken Holding NV	171,831	13,272,730
Heineken NV	381,808	35,275,709
IMCD NV	75,870	11,574,679
ING Groep NV	4,405,730	60,630,953
JDE Peet’s NV	131,141	2,996,323
Koninklijke Ahold Delhaize NV	1,262,641	37,603,787
Koninklijke KPN NV	4,448,180	16,260,142
Koninklijke Philips NV	1,037,384	20,900,434
NN Group NV	358,937	16,018,525
OCI NV	143,323	3,781,483
Prosus NV	1,939,196	56,640,036
Qiagen NV, NVS	293,476	12,547,964
Randstad NV	145,175	8,006,987
Universal Music Group NV	1,086,754	32,809,515
Wolters Kluwer NV	329,462	52,028,562

		1,103,503,793

Portugal — 0.5%
EDP - Energias de Portugal SA	4,160,116	16,567,377
Galp Energia SGPS SA	616,129	9,695,205
Jeronimo Martins SGPS SA	376,624	9,018,572

		35,281,154

Spain — 7.0%
Acciona SA	33,524	3,755,517
ACS Actividades de Construccion y Servicios SA	280,187	11,522,145
Aena SME SA(c)	99,429	18,890,473
Amadeus IT Group SA	597,234	35,331,674
Banco Bilbao Vizcaya Argentaria SA	7,739,448	77,195,423
Banco Santander SA	21,455,572	89,415,775
CaixaBank SA	4,972,846	22,495,617
Cellnex Telecom SA(c)	608,780	22,010,155
Corp. ACCIONA Energias Renovables SA	4,643	95,999
EDP Renovaveis SA	408,670	5,574,628
Enagas SA	213,004	3,076,429
Endesa SA	424,233	7,640,484
Grifols SA(a)(b)	401,422	3,306,054
Iberdrola SA	8,135,620	93,438,810
Industria de Diseno Textil SA	1,446,127	64,335,402
Redeia Corp. SA	392,304	6,241,692
Repsol SA	1,608,790	25,555,724
Telefonica SA	6,479,950	26,584,484

		516,466,485

Switzerland — 1.1%
DSM-Firmenich AG	246,548	26,422,160
Siemens Energy AG(a)	694,053	10,658,194
STMicroelectronics NV	906,075	41,142,377

		78,222,731

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom — 0.3%
Coca-Cola Europacific Partners PLC	273,735	$18,786,433

Total Common Stocks — 98.4% (Cost: $7,317,531,710)		7,222,175,446

Preferred Stocks

Germany — 1.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	77,443	8,490,360
Dr Ing hc F Porsche AG, Preference Shares, NVS	150,966	14,115,513
Henkel AG & Co. KGaA, Preference Shares, NVS	222,438	16,734,854
Porsche Automobil Holding SE, Preference Shares, NVS	204,165	10,914,578
Sartorius AG, Preference Shares, NVS(b)	34,547	13,083,979
Volkswagen AG, Preference Shares, NVS	273,370	37,123,825

		100,463,109

Total Preferred Stocks — 1.4% (Cost: $147,676,989)		100,463,109

Total Long-Term Investments — 99.8% (Cost: $7,465,208,699)		7,322,638,555

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	20,670,976	20,681,312

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)	22,270,000	$22,270,000

Total Short-Term Securities — 0.6% (Cost: $42,951,390)		42,951,312

Total Investments — 100.4% (Cost: $7,508,160,089)		7,365,589,867

Liabilities in Excess of Other Assets — (0.4)%		(28,321,447)

Net Assets — 100.0%		$ 7,337,268,420

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$52,665,766	$—	$(31,986,283)(a)	$2,522	$(693)	$20,681,312	20,670,976	$45,579	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,280,000	—	(2,010,000)(a)	—	—	22,270,000	22,270,000	638,614		—

				$2,522	$(693)	$42,951,312		$684,193		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	271	03/15/24	$14,368	$824,557

12	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Eurozone ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$824,557	$—	$—	$—	$824,557

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$952,768	$—	$—	$—	$952,768

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$1,024,600	$—	$—	$—	$1,024,600

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,981,096

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$56,231,243	$7,165,944,203	$—	$7,222,175,446
Preferred Stocks	—	100,463,109	—	100,463,109
Short-Term Securities
Money Market Funds	42,951,312	—	—	42,951,312

	$99,182,555	$7,266,407,312	$—	$7,365,589,867

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$824,557	$—	$824,557

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
MTU Aero Engines AG	38,175	$9,182,961
Rheinmetall AG(a)	30,894	14,175,914

		23,358,875

Air Freight & Logistics — 3.2%
Deutsche Post AG, Registered	703,036	32,644,781

Automobile Components — 0.6%
Continental AG	78,019	6,258,309

Automobiles — 7.5%
Bayerische Motoren Werke AG	226,169	26,753,100
Mercedes-Benz Group AG	569,082	45,347,177
Volkswagen AG	20,801	3,273,720

		75,373,997

Banks — 0.9%
Commerzbank AG	747,678	8,655,062

Capital Markets — 4.6%
Deutsche Bank AG, Registered	1,374,678	18,410,662
Deutsche Boerse AG	134,756	28,210,790

		46,621,452

Chemicals — 5.2%
BASF SE	633,016	32,243,932
Covestro AG(b)(c)	134,047	7,295,871
Evonik Industries AG	164,350	3,033,767
Symrise AG, Class A	94,176	9,637,270

		52,210,840

Construction Materials — 0.9%
Heidelberg Materials AG	92,436	8,975,430

Diversified Telecommunication Services — 5.4%
Deutsche Telekom AG, Registered	2,298,800	54,640,132

Electrical Equipment — 0.6%
Siemens Energy AG(c)	369,266	5,670,617

Health Care Equipment & Supplies — 1.5%
Carl Zeiss Meditec AG, Bearer(a)	28,624	3,515,053
Siemens Healthineers AG(a)(b)	200,007	12,003,713

		15,518,766

Health Care Providers & Services — 1.4%
Fresenius Medical Care AG & Co. KGaA	145,671	5,586,911
Fresenius SE & Co. KGaA	299,803	8,396,031

		13,982,942

Hotels, Restaurants & Leisure — 0.3%
Delivery Hero SE, Class A(b)(c)	125,892	2,912,010

Household Products — 0.5%
Henkel AG & Co. KGaA	73,703	4,972,499

Independent Power and Renewable Electricity Producers — 1.5%
RWE AG	448,430	15,021,215

Industrial Conglomerates — 10.6%
Siemens AG, Registered	539,025	106,710,136

Insurance — 13.4%
Allianz SE, Registered	277,824	76,305,845
Hannover Rueck SE	42,766	10,978,358
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	96,789	45,062,335

Security	Shares	Value

Insurance (continued)
Talanx AG(c)	45,550	$3,251,394

		135,597,932

Interactive Media & Services — 0.4%
Scout24 SE(b)	53,287	3,874,748

IT Services — 0.3%
Bechtle AG	57,656	2,974,748

Life Sciences Tools & Services — 0.7%
Qiagen NV, NVS	156,880	6,707,617

Machinery — 2.7%
Daimler Truck Holding AG	379,388	15,499,672
GEA Group AG	116,114	4,683,628
Knorr-Bremse AG	51,586	3,611,535
Rational AG	3,625	2,982,942

		26,777,777

Multi-Utilities — 2.0%
E.ON SE	1,592,338	20,333,035

Passenger Airlines — 0.3%
Deutsche Lufthansa AG, Registered(c)	423,861	3,296,294

Personal Care Products — 1.0%
Beiersdorf AG	71,492	10,247,729

Pharmaceuticals — 3.6%
Bayer AG, Registered	696,778	21,052,550
Merck KGaA	91,664	15,596,337

		36,648,887

Real Estate Management & Development — 1.8%
LEG Immobilien SE(c)	52,624	3,876,253
Vonovia SE	520,004	14,512,863

		18,389,116

Semiconductors & Semiconductor Equipment — 3.3%
Infineon Technologies AG	926,216	33,256,298

Software — 14.1%
Nemetschek SE	41,015	3,929,182
SAP SE	740,613	138,785,898

		142,715,080

Specialty Retail — 0.3%
Zalando SE(b)(c)	158,935	3,363,586

Textiles, Apparel & Luxury Goods — 2.6%
adidas AG	114,897	23,241,371
Puma SE	75,093	3,453,783

		26,695,154

Trading Companies & Distributors — 0.9%
Brenntag SE	94,123	8,593,842

Total Common Stocks — 94.4% (Cost: $1,216,108,605)		952,998,906

Preferred Stocks

Automobiles — 3.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	41,842	4,587,292
Dr Ing hc F Porsche AG, Preference Shares, NVS	80,505	7,527,320
Porsche Automobil Holding SE, Preference Shares, NVS(a)	108,603	5,805,872
Volkswagen AG, Preference Shares, NVS	146,250	19,860,846

		37,781,330

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products — 0.9%
Henkel AG & Co. KGaA, Preference Shares, NVS	120,043	$9,031,290

Life Sciences Tools & Services — 0.7%
Sartorius AG, Preference Shares, NVS	18,588	7,039,830

Total Preferred Stocks — 5.4% (Cost: $85,626,640)		53,852,450

Total Long-Term Investments — 99.8% (Cost: $1,301,735,245)		1,006,851,356

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	5,771,270	5,774,156
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)	400,000	400,000

Total Short-Term Securities — 0.6% (Cost: $6,174,373)		6,174,156

Total Investments — 100.4% (Cost: $1,307,909,618)		1,013,025,512

Liabilities in Excess of Other Assets — (0.4)%		(3,715,379)

Net Assets — 100.0%		$ 1,009,310,133

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$33,273,035	$—	$(27,504,716	)(a)	$8,703	$(2,866)	$5,774,156	5,771,270	$17,953	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	680,000	—	(280,000	)(a)	—	—	400,000	400,000	9,489		—

					$8,703	$(2,866)	$6,174,156		$27,442		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
DAX Index	5	03/15/24	$ 2,401	$96,965

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Germany ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$96,965	$—	$—	$—	$96,965

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$366,349	$—	$—	$—	$366,349

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$183,292	$—	$—	$—	$183,292

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,963,990

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$—	$952,998,906	$—	$952,998,906
Preferred Stocks	—	53,852,450	—	53,852,450
Short-Term Securities
Money Market Funds	6,174,156	—	—	6,174,156

	$6,174,156	$1,006,851,356	$—	$1,013,025,512

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$96,965	$—	$96,965

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Italy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
Leonardo SpA	433,629	$9,271,051

Automobiles — 19.2%
Ferrari NV	82,324	34,745,932
Stellantis NV	1,444,463	37,786,566

		72,532,498

Banks — 25.5%
Banco BPM SpA	1,707,068	9,938,240
FinecoBank Banca Fineco SpA	790,082	10,945,425
Intesa Sanpaolo SpA	9,502,178	30,258,793
Mediobanca Banca di Credito Finanziario SpA	786,072	10,707,921
UniCredit SpA	1,032,907	34,596,812

		96,447,191

Beverages — 2.4%
Davide Campari-Milano NV	909,782	9,225,281

Diversified Telecommunication Services — 3.5%
Infrastrutture Wireless Italiane SpA(a)	596,883	6,611,280
Telecom Italia SpA/Milano(b)(c)	21,445,241	6,447,449

		13,058,729

Electric Utilities — 12.7%
Enel SpA	5,507,829	35,046,581
Terna - Rete Elettrica Nazionale	1,650,425	12,929,431

		47,976,012

Electrical Equipment — 4.2%
Prysmian SpA	315,625	15,751,501

Energy Equipment & Services — 2.9%
Tenaris SA, NVS	625,422	11,108,417

Financial Services — 1.9%
Nexi SpA(a)(b)	987,136	7,244,817

Gas Utilities — 3.1%
Snam SpA	2,474,752	11,560,787

Health Care Equipment & Supplies — 1.5%
DiaSorin SpA	57,489	5,802,173

Health Care Providers & Services — 2.0%
Amplifon SpA	226,222	7,554,135

Security	Shares	Value

Insurance — 7.1%
Assicurazioni Generali SpA	740,041	$17,553,039
Poste Italiane SpA(a)	783,339	9,188,049

		26,741,088

Oil, Gas & Consumable Fuels — 4.4%
Eni SpA	1,086,299	16,727,299

Pharmaceuticals — 2.4%
Recordati Industria Chimica e Farmaceutica SpA	164,723	9,221,986

Textiles, Apparel & Luxury Goods — 4.6%
Moncler SpA	239,925	17,300,196

Total Long-Term Investments — 99.8% (Cost: $364,768,939)		377,523,161

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	4,553,073	4,555,349
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)	310,000	310,000

Total Short-Term Securities — 1.3% (Cost: $4,864,893)		4,865,349

Total Investments — 101.1% (Cost: $369,633,832)		382,388,510

Liabilities in Excess of Other Assets — (1.1)%		(4,122,226)

Net Assets — 100.0%		$378,266,284

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,720,732	$2,834,510	(a)	$—	$(304)	$411	$4,555,349	4,553,073	$5,106	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	170,000	(a)	—	—	—	310,000	310,000	6,348		—

					$(304)	$411	$4,865,349		$11,454		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Italy ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE/MIB Index	3	03/15/24	$530	$17,228

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$17,228	$—	$—	$—	$17,228

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$57,694	$—	$—	$—	$57,694

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$24,057	$—	$—	$—	$24,057

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$833,518

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$—	$377,523,161	$—	$377,523,161
Short-Term Securities
Money Market Funds	4,865,349	—	—	4,865,349

	$4,865,349	$377,523,161	$—	$382,388,510

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Italy ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$17,228	$—	$17,228

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Spain ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 33.5%
Banco Bilbao Vizcaya Argentaria SA	12,246,302	$122,148,048
Banco Santander SA	34,278,311	142,854,347
CaixaBank SA	9,404,403	42,542,609

		307,545,004

Biotechnology — 1.9%
Grifols SA(a)	2,131,545	17,555,099

Construction & Engineering — 8.5%
ACS Actividades de Construccion y Servicios SA	914,910	37,623,894
Ferrovial SE	1,080,062	40,556,117

		78,180,011

Diversified Telecommunication Services — 9.2%
Cellnex Telecom SA(b)	1,145,550	41,416,823
Telefonica SA	10,472,967	42,966,137

		84,382,960

Electric Utilities — 24.4%
Acciona SA	204,574	22,917,345
Endesa SA	1,681,547	30,284,852
Iberdrola SA	13,070,820	150,120,319
Redeia Corp. SA	1,276,959	20,316,857

		223,639,373

Gas Utilities — 1.4%
Enagas SA	893,190	12,900,395

Hotels, Restaurants & Leisure — 4.0%
Amadeus IT Group SA	625,411	36,998,592

Independent Power and Renewable Electricity Producers — 0.1%
Corp. ACCIONA Energias Renovables SA	26,566	549,283

Security	Shares	Value

Oil, Gas & Consumable Fuels — 4.7%
Repsol SA	2,749,818	$43,681,022

Specialty Retail — 4.6%
Industria de Diseno Textil SA	957,272	42,587,185

Transportation Infrastructure — 4.7%
Aena SME SA(b)	225,706	42,881,787

Total Long-Term Investments — 97.0% (Cost: $928,517,091)		890,900,711

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(c)(d)	3,090,000	3,090,000

Total Short-Term Securities — 0.4% (Cost: $3,090,000)		3,090,000

Total Investments — 97.4% (Cost: $931,607,091)		893,990,711

Other Assets Less Liabilities — 2.6%		24,159,655

Net Assets — 100.0%		$918,150,366

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$ (859	)(b)	$859	$—	$—	—	$2,124	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,440,000	—	(350,000	)(b)	—	—	3,090,000	3,090,000	95,004		—

					$859	$—	$3,090,000		$97,128		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Spain ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	24	03/15/24	$2,608	$16,058

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$10,970,107	$(157,242	)(c)	$10,826,868	1.2%
	Monthly	HSBC Bank PLC(d)	02/08/28	8,489,843	(38,155	)(e)	8,455,930	0.9
	Monthly	JPMorgan Chase Bank NA(f)	02/10/25	3,346,004	(160,758	)(g)	3,205,189	0.4

					$(356,155)		$22,487,987

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(14,003) of net dividends and financing fees.
(e)	Amount includes $(4,242) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(19,943) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	45 basis points	45 basis points	40 basis points
Benchmarks:	EUR - 1D Euro Short Term Rate (ESTR)	EUR - 1D Euro Short Term Rate (ESTR)	EUR - 1D Euro Short Term Rate (ESTR)

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Spain ETF

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Electric Utilities
Red Electrica Corp. SA	142,259	$2,255,598	20.8%

Gas Utilities
Enagas SA	593,885	8,571,270	79.2

Total Reference Entity — Long		10,826,868

Net Value of Reference Entity — Goldman Sachs Bank USA		$10,826,868

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Electric Utilities
Red Electrica Corp. SA	490,702	$7,804,639	92.3%

	Shares	Value	% of Basket Value

Gas Utilities
Enagas SA	45,230	$651,291	7.7

Total Reference Entity — Long		8,455,930

Net Value of Reference Entity — HSBC Bank PLC		$8,455,930

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2024.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Electric Utilities
Red Electrica Corp. SA	85,044	$1,349,380	42.1%

Gas Utilities
Enagas SA	128,880	1,855,809	57.9

Total Reference Entity — Long		3,205,189

Net Value of Reference Entity — JPMorgan Chase Bank NA		$3,205,189

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Total Return Swaps	$—	$—	$—	$(356,155)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$16,058	$—	$—	$—	$16,058

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$356,155	$—	$—	$—	$356,155

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

22	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Spain ETF

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$231,741	$—	$—	$—	$231,741
Swaps	—	—	(324,843)	—	—	—	(324,843)

	$—	$—	$(93,102)	$—	$—	$—	$(93,102)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(5,669)	$—	$—	$—	$(5,669)
Swaps	—	—	(328,605)	—	—	—	(328,605)

	$—	$—	$(334,274)	$—	$—	$—	$(334,274)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,512,372
Total return swaps:
Average notional value	$17,619,846

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$16,058	$—
Swaps - OTC(a)	—	356,155

Total derivative assets and liabilities in the Statement of Assets and Liabilities	16,058	356,155
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(16,058)	—

Total derivative assets and liabilities subject to an MNA	$—	$356,155

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)

Goldman Sachs Bank USA	$157,242	$—		$—	$—	$157,242
HSBC Bank PLC	38,155	—		—	—	38,155
JPMorgan Chase Bank NA	160,758	—		—	—	160,758

	$356,155	$—		$—	$—	$356,155

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)

Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Spain ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$—	$890,900,711	$—	$890,900,711
Short-Term Securities
Money Market Funds	3,090,000	—	—	3,090,000

	$3,090,000	$890,900,711	$—	$893,990,711

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$16,058	$—	$16,058
Liabilities
Equity Contracts	—	(356,155)	—	(356,155)

	$—	$(340,097)	$—	(340,097)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

24	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Switzerland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 0.4%
Banque Cantonale Vaudoise, Registered	35,167	$4,214,943

Building Products — 1.4%
Geberit AG, Registered	27,918	16,231,221

Capital Markets — 7.6%
Julius Baer Group Ltd.	179,174	9,598,222
Partners Group Holding AG	18,292	26,301,430
UBS Group AG, Registered	1,931,567	55,149,707

		91,049,359

Chemicals — 6.1%
Clariant AG, Registered	257,075	3,183,850
EMS-Chemie Holding AG, Registered(a)	7,337	5,120,033
Givaudan SA, Registered	7,371	30,928,255
Sika AG, Registered	115,054	33,275,505

		72,507,643

Construction Materials — 2.8%
Holcim AG	414,689	33,846,729

Containers & Packaging — 0.5%
SIG Group AG	291,031	5,765,542

Diversified Telecommunication Services — 1.0%
Swisscom AG, Registered	21,969	12,556,967

Electric Utilities — 0.3%
BKW AG	23,950	3,355,604

Electrical Equipment — 4.6%
ABB Ltd., Registered	1,182,198	54,549,356

Food Products — 19.2%
Barry Callebaut AG, Registered(a)	3,480	4,888,867
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	837	10,242,845
Chocoladefabriken Lindt & Spruengli AG, Registered	93	11,179,717
Nestle SA, Registered	1,969,129	204,232,502

		230,543,931

Health Care Equipment & Supplies — 5.2%
Alcon Inc.	394,116	33,605,410
Sonova Holding AG, Registered	43,709	13,481,913
Straumann Holding AG	94,647	14,959,965

		62,047,288

Insurance — 9.5%
Baloise Holding AG, Registered	44,234	7,137,147
Helvetia Holding AG, Registered	38,209	5,398,799
Swiss Life Holding AG, Registered	24,535	17,834,414
Swiss Re AG	240,664	29,046,836
Zurich Insurance Group AG	102,793	54,688,993

		114,106,189

Life Sciences Tools & Services — 2.8%
Bachem Holding AG, Class B	41,714	3,300,705
Lonza Group AG, Registered	58,305	30,432,662

		33,733,367

Machinery — 2.3%
Schindler Holding AG, Participation Certificates, NVS	37,289	9,824,847
Schindler Holding AG, Registered	24,528	6,237,986
VAT Group AG(b)	23,746	11,919,304

		27,982,137

Security	Shares	Value

Marine Transportation — 1.3%
Kuehne + Nagel International AG, Registered	46,076	$15,513,141

Pharmaceuticals — 24.6%
Novartis AG, Registered	1,495,939	150,936,480
Roche Holding AG, NVS	510,496	133,474,813
Roche Holding AG, Bearer	7,114	1,966,618
Sandoz Group AG(c)	285,488	8,831,000

		295,208,911

Professional Services — 1.5%
Adecco Group AG, Registered	151,445	6,071,049
SGS SA	130,038	12,486,504

		18,557,553

Real Estate Management & Development — 0.6%
Swiss Prime Site AG, Registered	72,653	6,943,551

Software — 0.4%
Temenos AG, Registered	66,206	4,982,386

Specialty Retail — 0.4%
Avolta AG, Registered(c)	107,421	4,201,360

Technology Hardware, Storage & Peripherals — 1.0%
Logitech International SA, Registered	140,926	12,470,031

Textiles, Apparel & Luxury Goods — 5.4%
Cie. Financiere Richemont SA, Class A, Registered	348,222	55,428,980
Swatch Group AG (The), Bearer	27,106	6,399,324
Swatch Group AG (The), Registered	67,424	3,080,226

		64,908,530

Total Long-Term Investments — 98.9%
(Cost: $1,121,673,526)		1,185,275,739

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	298,768	298,918
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)	390,000	390,000

Total Short-Term Securities — 0.0%
(Cost: $688,918)		688,918

Total Investments — 98.9%
(Cost: $1,122,362,444)		1,185,964,657

Other Assets Less Liabilities — 1.1%		12,738,712

Net Assets — 100.0%		$1,198,703,369

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Switzerland ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$298,999	(a)	$—		$(81)	$—	$298,918	298,768	$507	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	590,000	—		(200,000	)(a)	—	—	390,000	390,000	8,539		—

						$(81)	$—	$688,918		$9,046		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Swiss Market Index	102	03/15/24	$13,130	$486,214

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$486,214	$—	$—	$—	$486,214

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(353,452)	$—	$—	$—	$(353,452)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$722,966	$—	$—	$—	$722,966

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,658,839

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

26	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Switzerland ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,185,275,739	$—	$1,185,275,739
Short-Term Securities
Money Market Funds	688,918	—	—	688,918

	$688,918	$1,185,275,739	$—	$1,185,964,657

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$486,214	$—	$486,214

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Statements of Assets and Liabilities (unaudited)

February 29, 2024

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF	iShares MSCI Spain ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$7,322,638,555	$1,006,851,356	$377,523,161	$890,900,711
Investments, at value — affiliated(c)	42,951,312	6,174,156	4,865,349	3,090,000
Cash	675	5,248	5,308	8,896
Foreign currency collateral pledged for futures contracts(d)	1,329,383	177,467	113,484	186,979
Foreign currency, at value(e)	14,219,169	1,487,056	795,558	11,278,653
Receivables:
Investments sold	54,398,068	5,716,859	2,551,195	47,952,369
Securities lending income — affiliated	4,795	733	979	—
Dividends — unaffiliated	241	—	—	—
Dividends — affiliated	94,677	1,419	1,217	13,103
Tax reclaims	5,389,537	860,046	—	122,130
Variation margin on futures contracts	31,352	18,333	—	—

Total assets	7,441,057,764	1,021,292,673	385,856,251	953,552,841

LIABILITIES
Cash received for futures contracts	—	—	5,420	—
Collateral on securities loaned, at value	20,653,239	5,774,520	4,554,648	—
Payables:
Investments purchased	58,446,049	5,819,555	2,890,771	31,309,040
Swaps	—	—	—	343,109
Investment advisory fees	2,809,755	388,465	138,060	356,835
IRS compliance fee for foreign withholding tax claims	21,846,452	—	—	3,032,693
Professional fees	33,849	—	—	—
Variation margin on futures contracts	—	—	1,068	4,643
Unrealized depreciation on OTC swaps	—	—	—	356,155

Total liabilities	103,789,344	11,982,540	7,589,967	35,402,475

Commitments and contingent liabilities

NET ASSETS	$7,337,268,420	$1,009,310,133	$378,266,284	$918,150,366

NET ASSETS CONSIST OF
Paid-in capital	$8,364,830,696	$1,919,737,069	$612,009,473	$1,385,538,917
Accumulated loss	(1,027,562,276)	(910,426,936)	(233,743,189)	(467,388,551)

NET ASSETS	$7,337,268,420	$1,009,310,133	$378,266,284	$918,150,366

NET ASSET VALUE
Shares outstanding	150,000,000	33,000,000	10,650,000	31,425,000

Net asset value	$48.92	$30.59	$35.52	$29.22

Shares authorized	1.5 billion	482.2 million	295.4 million	300 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$7,465,208,699	$1,301,735,245	$364,768,939	$928,517,091
(b) Securities loaned, at value	$19,382,521	$5,555,215	$4,149,516	$—
(c) Investments, at cost — affiliated	$42,951,390	$6,174,373	$4,864,893	$3,090,000
(d) Foreign currency collateral pledged, at cost	$1,344,576	$226,493	$113,500	$190,128
(e) Foreign currency, at cost	$14,174,223	$1,432,852	$794,064	$11,295,140

See notes to financial statements.

28	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

February 29, 2024

iShares MSCI Switzerland ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,185,275,739
Investments, at value — affiliated(c)	688,918
Cash	2,303
Foreign currency collateral pledged for futures contracts(d)	718,732
Foreign currency, at value(e)	944,061
Receivables:
Investments sold	2,253,392
Securities lending income — affiliated	75
Dividends — affiliated	1,272
Tax reclaims	11,659,067
Variation margin on futures contracts	5,756

Total assets	1,201,549,315

LIABILITIES
Collateral on securities loaned, at value	298,999
Payables:
Investments purchased	2,070,692
Investment advisory fees	476,255

Total liabilities	2,845,946

Commitments and contingent liabilities

NET ASSETS	$1,198,703,369

NET ASSETS CONSIST OF
Paid-in capital	$1,254,752,461
Accumulated loss	(56,049,092)

NET ASSETS	$1,198,703,369

NET ASSET VALUE
Shares outstanding	25,625,000

Net asset value	$46.78

Shares authorized	318.625 million

Par value	$0.001

(a) Investments, at cost — unaffiliated	$1,121,673,526
(b) Securities loaned, at value	$283,228
(c) Investments, at cost — affiliated	$688,918
(d) Foreign currency collateral pledged, at cost	$766,470
(e) Foreign currency, at cost	$898,924

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Operations (unaudited)

Six Months Ended February 29, 2024

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF	iShares MSCI Spain ETF

INVESTMENT INCOME
Dividends — unaffiliated	$40,556,770	$3,346,508	$4,085,684	$9,245,675
Dividends — affiliated	638,614	9,489	6,348	95,004
Interest — unaffiliated	—	20,826	—	47,550
Securities lending income — affiliated — net	45,579	17,953	5,106	2,124
Non-cash dividends — unaffiliated	—	—	—	2,955,377
Other income — unaffiliated	465,396	—	—	—
Foreign taxes withheld	(3,675,995)	(469,798)	(635,321)	(1,375,919)
Foreign withholding tax claims	6,099,570	—	—	—

Total investment income	44,129,934	2,924,978	3,461,817	10,969,811

EXPENSES
Investment advisory	16,819,917	2,763,594	737,598	1,920,358
Professional	656,609	—	—	—
Commitment costs	—	5,526	1,431	3,648

Total expenses	17,476,526	2,769,120	739,029	1,924,006

Net investment income	26,653,408	155,858	2,722,788	9,045,805

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(42,163,384)	(5,831,186)	(6,802,594)	(15,288,336)
Investments — affiliated	2,522	8,703	(304)	859
Foreign currency transactions	(55,066)	19,503	(25,678)	17,491
Futures contracts	952,768	366,349	57,694	231,741
In-kind redemptions — unaffiliated(a)	208,876,464	(132,483,484)	9,085,596	5,936,045
Swaps	—	—	—	(324,843)

	167,613,304	(137,920,115)	2,314,714	(9,427,043)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	375,030,014	197,908,988	25,693,401	30,769,662
Investments — affiliated	(693)	(2,866)	411	—
Foreign currency translations	119,856	127,136	7,701	142,410
Futures contracts	1,024,600	183,292	24,057	(5,669)
Swaps	—	—	—	(328,605)

	376,173,777	198,216,550	25,725,570	30,577,798

Net realized and unrealized gain	543,787,081	60,296,435	28,040,284	21,150,755

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$570,440,489	$60,452,293	$30,763,072	$30,196,560

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

30	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2024

iShares MSCI Switzerland ETF

INVESTMENT INCOME
Dividends — unaffiliated	$1,762,122
Dividends — affiliated	8,539
Securities lending income — affiliated — net	507
Foreign taxes withheld	(349,715)

Total investment income	1,421,453

EXPENSES
Investment advisory	2,987,752
Commitment costs	5,839

Total expenses	2,993,591

Net investment loss	(1,572,138)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,353,262
Investments — affiliated	(81)
Foreign currency transactions	(8,817)
Futures contracts	(353,452)
In-kind redemptions — unaffiliated(a)	24,763,576

25,754,488

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(7,807,622)
Foreign currency translations	(3,756)
Futures contracts	722,966

(7,088,412)

Net realized and unrealized gain	18,666,076

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,093,938

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets

	iShares MSCI Eurozone ETF			iShares MSCI Germany ETF
	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$26,653,408		$202,601,302	$155,858		$45,410,408
Net realized gain (loss)	167,613,304		2,341,248	(137,920,115)		(86,147,308)
Net change in unrealized appreciation (depreciation)	376,173,777		1,400,531,847	198,216,550		389,018,417

Net increase in net assets resulting from operations	570,440,489		1,605,474,397	60,452,293		348,281,517

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(50,898,442	)(b)	(181,291,924)	(54,056	)(b)	(44,143,456)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(957,310,796)		1,562,882,727	(606,927,383)		46,583,699

NET ASSETS
Total increase (decrease) in net assets	(437,768,749)		2,987,065,200	(546,529,146)		350,721,760
Beginning of period	7,775,037,169		4,787,971,969	1,555,839,279		1,205,117,519

End of period	$7,337,268,420		$7,775,037,169	$1,009,310,133		$1,555,839,279

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

32	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Italy ETF		iShares MSCI Spain ETF
	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,722,788	$10,745,642	$9,045,805	$19,586,037
Net realized gain (loss)	2,314,714	(13,272,834)	(9,427,043)	(18,427,436)
Net change in unrealized appreciation (depreciation)	25,725,570	88,332,785	30,577,798	147,935,100

Net increase in net assets resulting from operations	30,763,072	85,805,593	30,196,560	149,093,701

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,489,057)	(10,689,289)	(13,103,928)	(15,153,309)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	4,583,554	77,044,142	189,014,591	163,047,188

NET ASSETS
Total increase in net assets	31,857,569	152,160,446	206,107,223	296,987,580
Beginning of period	346,408,715	194,248,269	712,043,143	415,055,563

End of period	$378,266,284	$346,408,715	$918,150,366	$712,043,143

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets (continued)

	iShares MSCI Switzerland ETF
	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(1,572,138)	$25,227,493
Net realized gain	25,754,488	15,104,315
Net change in unrealized appreciation (depreciation)	(7,088,412)	139,828,646

Net increase in net assets resulting from operations	17,093,938	180,160,454

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	—	(26,685,381)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(45,693,343)	(277,980,798)

NET ASSETS
Total decrease in net assets	(28,599,405)	(124,505,725)
Beginning of period	1,227,302,774	1,351,808,499

End of period	$1,198,703,369	$1,227,302,774

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

		iShares MSCI Eurozone ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23		Year Ended 08/31/22		Year Ended 08/31/21		Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$44.76		$35.23		$50.86		$39.52		$37.91	$41.29

Net investment income(a)	0.18	(b)	1.25	(b)	1.06	(b)	1.21	(b)	0.55	1.05
Net realized and unrealized gain (loss)(c)	4.33		9.32			(15.04)	11.24		1.55	(3.22)

Net increase (decrease) from investment operations	4.51		10.57			(13.98)	12.45		2.10	(2.17)

Distributions from net investment income(d)	(0.35	)(e)		(1.04)		(1.65)		(1.11)	(0.49)	(1.21)

Net asset value, end of period	$48.92		$44.76		$35.23		$50.86		$39.52	$37.91

Total Return(f)
Based on net asset value	10.11	%(b)(g)	30.09	%(b)	(27.98	)%(b)	31.72	%(b)	5.61%	(5.22)%

Ratios to Average Net Assets(h)
Total expenses	0.52	%(i)		0.51%		0.53%		0.65%	0.51%	0.49%

Total expenses excluding professional fees for foreign withholding tax claims	0.50	%(i)		0.50%		0.50%		0.50%	0.51%	0.49%

Net investment income	0.79	%(b)(i)	2.96	%(b)	2.39	%(b)	2.64	%(b)	1.46%	2.74%

Supplemental Data
Net assets, end of period (000)	$7,337,268		$7,775,037		$4,787,972		$8,243,943		$4,477,240	$5,231,511

Portfolio turnover rate(j)		3%		3%		6%		5%	5%	6%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended February 29, 2024, for the year ended August 31, 2023, August 31, 2022 and August 31, 2021 respectively:

•	Net investment income per share by $0.04, $0.02, $0.10 and $0.53.
•	Total return by 0.08%, 0.05%, 0.22% and 1.07%.
•	Ratio of net investment income to average net assets by 0.16%, 0.05%, 0.22% and 1.16%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Germany ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$27.88		$21.83	$34.94	$30.16	$26.28	$30.36

Net investment income(a)	0.00	(b)	0.81	0.59	0.56	0.50	0.65
Net realized and unrealized gain (loss)(c)	2.71		6.01	(12.63)	5.21	3.66	(3.99)

Net increase (decrease) from investment operations	2.71		6.82	(12.04)	5.77	4.16	(3.34)

Distributions from net investment income(d)	(—	)(b)(e)	(0.77)	(1.07)	(0.99)	(0.28)	(0.74)

Net asset value, end of period	$30.59		$27.88	$21.83	$34.94	$30.16	$26.28

Total Return(f)
Based on net asset value	9.70	%(g)	31.27%	(35.02)%	19.30%	15.98%	(11.07)%

Ratios to Average Net Assets(h)
Total expenses	0.50	%(i)	0.50%	0.50%	0.50%	0.51%	0.49%

Net investment income	0.03	%(i)	3.05%	1.98%	1.72%	1.85%	2.38%

Supplemental Data
Net assets, end of period (000)	$1,009,310		$1,555,839	$1,205,118	$2,872,398	$2,913,852	$2,002,685

Portfolio turnover rate(j)		1%	6%	7%	6%	4%	9%

(a)	Based on average shares outstanding.
(b)	Rounds to less than $0.01.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

36	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares MSCI Italy ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$32.07		$23.12	$32.89	$25.76	$26.83	$27.18

Net investment income(a)	0.30		1.19	1.08	0.83	0.43	1.00
Net realized and unrealized gain (loss)(b)	3.57		8.91	(9.58)	6.95	(1.05)	(0.12)

Net increase (decrease) from investment operations	3.87		10.10	(8.50)	7.78	(0.62)	0.88

Distributions from net investment income(c)		(0.42)	(1.15)	(1.27)	(0.65)	(0.45)	(1.23)

Net asset value, end of period	$35.52		$32.07	$23.12	$32.89	$25.76	$26.83

Total Return(d)
Based on net asset value	12.14	%(e)	44.24%	(26.50)%	30.30%	(2.29)%	3.46%

Ratios to Average Net Assets(f)
Total expenses	0.50	%(g)	0.50%	0.50%	0.50%	0.51%	0.49%

Net investment income	1.84	%(g)	4.10%	3.56%	2.70%	1.64%	3.72%

Supplemental Data
Net assets, end of period (000)	$378,266		$346,409	$194,248	$594,545	$208,645	$235,457

Portfolio turnover rate(h)		9%	24%	14%	13%	16%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Spain ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21		Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$28.42		$21.79	$28.08	$23.15		$26.71	$29.85

Net investment income(a)	0.34		0.94	0.75	0.84	(b)	0.77	1.04
Net realized and unrealized gain (loss)(c)	0.93		6.41	(6.23)	5.00		(3.44)	(3.26)

Net increase (decrease) from investment operations	1.27		7.35	(5.48)	5.84		(2.67)	(2.22)

Distributions from net investment income(d)		(0.47)	(0.72)	(0.81)		(0.91)	(0.89)	(0.92)

Net asset value, end of period	$29.22		$28.42	$21.79	$28.08		$23.15	$26.71

Total Return(e)
Based on net asset value	4.42	%(f)	34.16%	(19.89)%	25.25	%(b)	(10.44)%	(7.53)%

Ratios to Average Net Assets(g)
Total expenses	0.50	%(h)	0.50%	0.50%		0.62%	0.51%	0.50%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.50%	0.50%		0.50%	0.51%	N/A

Net investment income	2.35	%(h)	3.59%	2.90%	3.10	%(b)	2.99%	3.65%

Supplemental Data
Net assets, end of period (000)	$918,150		$712,043	$415,056	$707,646		$468,824	$825,211

Portfolio turnover rate(i)		7%	16%	14%		34%	19%	12%

(a)	Based on average shares outstanding.
(b)	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2021:
•	Net investment income per share by $0.18.
•	Total return by 0.63%.
•	Ratio of net investment income to average net assets by 0.65%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

38	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Switzerland ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$46.10		$40.66	$50.74	$41.87	$37.31	$34.91

Net investment income (loss)(a)		(0.06)	0.87	0.76	0.75	0.73	0.72
Net realized and unrealized gain (loss)(b)	0.74		5.59	(9.98)	9.06	4.45	2.43

Net increase (decrease) from investment operations	0.68		6.46	(9.22)	9.81	5.18	3.15

Distributions from net investment income(c)	—		(1.02)	(0.86)	(0.94)	(0.62)	(0.75)

Net asset value, end of period	$46.78		$46.10	$40.66	$50.74	$41.87	$37.31

Total Return(d)
Based on net asset value	1.48	%(e)	15.92%	(18.24)%	23.49%	14.07%	9.07%

Ratios to Average Net Assets(f)
Total expenses	0.50	%(g)	0.50%	0.50%	0.50%	0.51%	0.50%

Net investment income (loss)	(0.26	)%(g)	1.99%	1.62%	1.66%	1.89%	2.06%

Supplemental Data
Net assets, end of period (000)	$1,198,703		$1,227,303	$1,351,808	$1,763,380	$1,721,701	$1,138,036

Portfolio turnover rate(h)		2%	10%	8%	7%	16%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Eurozone	Diversified
MSCI Germany	Non-diversified
MSCI Italy	Non-diversified
MSCI Spain	Non-diversified
MSCI Switzerland	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

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Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

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Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI Eurozone
Barclays Capital, Inc.	$1,495,224	$(1,495,224)	$—		$—
BofA Securities, Inc.	9,467,075	(9,467,075)	—		—
Goldman Sachs & Co. LLC	191,229	(191,229)	—		—
J.P. Morgan Securities LLC	8,228,993	(8,228,993)	—		—

	$19,382,521	$(19,382,521)	$—		$—

MSCI Germany
BofA Securities, Inc.	$5,555,215	$(5,555,215)	$—		$—

MSCI Italy
BofA Securities, Inc.	$4,149,516	$(4,149,516)	$—		$—

MSCI Switzerland
HSBC Bank PLC	$83,740	$(83,740)	$—		$—
Morgan Stanley	199,488	(199,488)	—		—

	$283,228	$(283,228)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment

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Notes to Financial Statements (unaudited) (continued)

of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Total return swaps are entered into by the iShares MSCI Spain ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

MSCI Eurozone	$13,753
MSCI Germany	5,821
MSCI Italy	1,645
MSCI Spain	648
MSCI Switzerland	176

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Notes to Financial Statements (unaudited) (continued)

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI Eurozone	$25,880,869	$13,892,671	$(13,199,451)
MSCI Germany	1,586,202	1,685,768	(3,773,441)
MSCI Italy	11,477,059	4,974,606	(827,315)
MSCI Spain	2,339,627	21,104,218	(5,321,295)
MSCI Switzerland	6,997,901	15,117,716	1,596,220

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 29, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Eurozone	$251,286,839	$231,616,641
MSCI Germany	20,009,730	14,378,482
MSCI Italy	29,681,089	26,948,586
MSCI Spain	62,388,484	55,365,380
MSCI Switzerland	22,545,925	25,986,337

For the six months ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Eurozone	$294,162,372	$1,292,374,554
MSCI Germany	196,590,988	797,878,622
MSCI Italy	102,333,093	101,096,738
MSCI Spain	201,345,512	39,989,055
MSCI Switzerland	109,529,630	151,729,388

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

MSCI Eurozone	$(959,707,262)
MSCI Germany	(446,012,850)
MSCI Italy	(248,070,855)
MSCI Spain	(412,481,450)
MSCI Switzerland	(136,145,614)

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Notes to Financial Statements (unaudited) (continued)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI Eurozone	$7,602,227,421	$1,032,332,994	$(1,268,145,991)	$(235,812,997)
MSCI Germany	1,332,852,566	104,818,567	(424,548,656)	(319,730,089)
MSCI Italy	371,397,815	44,105,929	(33,098,006)	11,007,923
MSCI Spain	943,584,939	75,212,614	(125,146,939)	(49,934,325)
MSCI Switzerland	1,131,278,123	160,049,305	(104,876,557)	55,172,748

9.	LINE OF CREDIT

The iShares MSCI Germany ETF, iShares MSCI Italy ETF, iShares MSCI Spain ETF and iShares MSCI Switzerland ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 29, 2024, the Funds did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

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Notes to Financial Statements (unaudited) (continued)

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.

Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 02/29/24		Year Ended 08/31/23

iShares ETF	Shares	Amount	Shares	Amount

MSCI Eurozone
Shares sold	7,400,000	$345,623,757	47,100,000	$1,986,792,057
Shares redeemed	(31,100,000)	(1,302,934,553)	(9,300,000)	(423,909,330)

	(23,700,000)	$(957,310,796)	37,800,000	$1,562,882,727

MSCI Germany
Shares sold	7,200,000	$197,977,007	33,900,000	$924,857,150
Shares redeemed	(30,000,000)	(804,904,390)	(33,300,000)	(878,273,451)

	(22,800,000)	$(606,927,383)	600,000	$46,583,699

MSCI Italy
Shares sold	3,225,000	$108,184,266	5,025,000	$153,220,946
Shares redeemed	(3,375,000)	(103,600,712)	(2,625,000)	(76,176,804)

	(150,000)	$4,583,554	2,400,000	$77,044,142

MSCI Spain
Shares sold	7,875,000	$231,297,449	8,700,000	$237,117,418
Shares redeemed	(1,500,000)	(42,282,858)	(2,700,000)	(74,070,230)

	6,375,000	$189,014,591	6,000,000	$163,047,188

MSCI Switzerland
Shares sold	2,500,000	$111,983,257	4,000,000	$182,246,586
Shares redeemed	(3,500,000)	(157,676,600)	(10,625,000)	(460,227,384)

	(1,000,000)	$(45,693,343)	(6,625,000)	$(277,980,798)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator , to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which iShares MSCI Eurozone ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

The iShares MSCI Eurozone ETF and iShares MSCI Spain ETF are seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Funds paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Funds have accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Eurozone ETF, iShares MSCI Germany ETF, iShares MSCI Italy ETF, iShares MSCI Spain ETF and iShares MSCI Switzerland ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	49

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
February 29, 2024

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

MSCI Eurozone(a)	$0.326699	$—	$0.024567	$0.351266	93%	—%	7%	100%
MSCI Germany(a)	—	—	0.001527	0.001527	—	—	100	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	51

Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

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Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-807-0224

FEBRUARY 29, 2024

2024 Semi-Annual Report (Unaudited)

iShares, Inc.

•  iShares MSCI Hong Kong ETF | EWH | NYSE Arca

•  iShares MSCI Japan Small-Cap ETF | SCJ | NYSE Arca

•  iShares MSCI Malaysia ETF | EWM | NYSE Arca

•  iShares MSCI Pacific ex Japan ETF | EPP | NYSE Arca

•  iShares MSCI Singapore ETF | EWS | NYSE Arca

•  iShares MSCI Taiwan ETF | EWT | NYSE Arca

•  iShares MSCI Thailand ETF | THD | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of February 29, 2024
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.93%	30.45%

U.S. small cap equities (Russell 2000® Index)	8.97	10.05

International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41

Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 29, 2024	iShares® MSCI Hong Kong ETF

Investment Objective

The iShares MSCI Hong Kong ETF (the “Fund”) seeks to track the investment results of an index composed of Hong Kong equities, as represented by the MSCI Hong Kong 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(7.63)%	(16.61)%	(5.98)%	1.01%	(16.61)%	(26.54)%	10.62%
Fund Market	(7.69)	(16.47)	(6.00)	1.02	(16.47)	(26.61)	10.66
Index	(7.12)	(15.74)	(5.40)	1.61	(15.74)	(24.25)	17.27

Index performance through August 31, 2020 reflects the performance of the MSCI Hong Kong Index. Index performance beginning on September 1, 2020 reflects the performance of the MSCI Hong Kong 25/50 Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 923.70	$ 2.39		$ 1,000.00	$ 1,022.40	$ 2.51		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Financials	40.6%

Real Estate	24.1

Industrials	14.1

Utilities	11.5

Consumer Discretionary	6.2

Consumer Staples	1.8

Communication Services	1.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

AIA Group Ltd.	21.9%

Hong Kong Exchanges & Clearing Ltd.	11.3

Techtronic Industries Co. Ltd.	4.8

Sun Hung Kai Properties Ltd.	4.8

CLP Holdings Ltd.	4.5

CK Hutchison Holdings Ltd.	4.3

Link REIT	4.2

Galaxy Entertainment Group Ltd.	3.9

BOC Hong Kong Holdings Ltd.	3.2

CK Asset Holdings Ltd.	3.0

(a)	Excludes money market funds.

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Fund Summary as of February 29, 2024	iShares® MSCI Japan Small-Cap ETF

Investment Objective

The iShares MSCI Japan Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Japanese equities, as represented by the MSCI Japan Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	5.62%	13.71%	3.02%	5.46%	13.71%	16.05%	70.16%
Fund Market	5.07	13.37	2.93	5.33	13.37	15.54	68.07
Index	5.53	13.92	3.29	5.76	13.92	17.58	75.12

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 1,056.20	$ 2.56		$ 1,000.00	$ 1,022.40	$ 2.51		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Industrials	24.8%

Consumer Discretionary	16.2

Materials	11.3

Information Technology	10.7

Consumer Staples	9.9

Financials	8.7

Real Estate	7.7

Health Care	4.9

Communication Services	2.9

Utilities	2.0

Energy	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Ebara Corp.	0.8%

Asics Corp.	0.8

Sojitz Corp.	0.6

Toyo Suisan Kaisha Ltd.	0.6

Kobe Steel Ltd.	0.5

Isetan Mitsukoshi Holdings Ltd.	0.5

Niterra Co. Ltd.	0.5

Socionext Inc.	0.5

Sumitomo Forestry Co. Ltd.	0.5

Resonac Holdings Corp.	0.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 29, 2024	iShares® MSCI Malaysia ETF

Investment Objective

The iShares MSCI Malaysia ETF (the “Fund”) seeks to track the investment results of an index composed of Malaysian equities, as represented by the MSCI Malaysia Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	4.57%	2.71%	(3.43)%	(3.45)%	2.71%	(16.03)%	(29.63)%
Fund Market	4.91	3.56	(3.19)	(3.42)	3.56	(14.95)	(29.36)
Index	4.81	3.20	(3.06)	(3.16)	3.20	(14.41)	(27.45)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,045.70	$ 2.54		$ 1,000.00	$ 1,022.40	$ 2.51		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Financials	39.9%

Utilities	13.2

Consumer Staples	11.8

Communication Services	8.3

Materials	7.9

Industrials	7.6

Consumer Discretionary	5.1

Health Care	2.9

Information Technology	1.9

Energy	1.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Public Bank Bhd	13.7%

Malayan Banking Bhd	11.1

CIMB Group Holdings Bhd	8.8

Tenaga Nasional Bhd	6.3

Petronas Chemicals Group Bhd	4.2

Press Metal Aluminium Holdings Bhd	3.7

CELCOMDIGI Bhd	3.3

Petronas Gas Bhd	3.0

IHH Healthcare Bhd	2.9

Hong Leong Bank Bhd	2.7

(a)	Excludes money market funds.

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Fund Summary as of February 29, 2024	iShares® MSCI Pacific ex Japan ETF

Investment Objective

The iShares MSCI Pacific ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Pacific region developed market equities, excluding Japan, as represented by the MSCI Pacific ex Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	4.95%	1.55%	2.47%	3.10%	1.55%	12.95%	35.72%
Fund Market	4.81	1.35	2.43	3.06	1.35	12.73	35.21
Index	4.76	1.64	2.88	3.53	1.64	15.27	41.43

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,049.50	$ 2.45		$ 1,000.00	$ 1,022.50	$ 2.41		0.48%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	38.2%

Materials	15.1

Real Estate	9.6

Industrials	8.2

Health Care	7.5

Consumer Discretionary	5.7

Communication Services	4.2

Consumer Staples	3.5

Utilities	3.5

Energy	3.3

Information Technology	1.2

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Australia	67.9%

Hong Kong	18.2

Singapore	12.1

New Zealand	1.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 29, 2024	iShares® MSCI Singapore ETF

Investment Objective

The iShares MSCI Singapore ETF (the “Fund”) seeks to track the investment results of an index composed of Singaporean equities, as represented by the MSCI Singapore 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(1.10)%	(0.56)%	(1.03)%	0.55%	(0.56)%	(5.03)%	5.66%
Fund Market	(1.33)	(0.63)	(1.04)	0.57	(0.63)	(5.08)	5.89
Index	(1.05)	(0.21)	(0.56)	1.00	(0.21)	(2.75)	10.46

Index performance through November 30, 2016 reflects the performance of the MSCI Singapore Index. Index performance beginning on December 1, 2016 reflects the performance of the MSCI Singapore 25/50 Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 989.00	$ 2.47		$ 1,000.00	$ 1,022.40	$ 2.51		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Financials	48.6%

Industrials	18.8

Real Estate	15.1

Communication Services	9.6

Consumer Staples	3.0

Consumer Discretionary	2.6

Utilities	2.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

DBS Group Holdings Ltd.	19.9%

Oversea-Chinese Banking Corp. Ltd.	14.1

United Overseas Bank Ltd.	11.1

Sea Ltd.	5.0

Singapore Telecommunications Ltd.	4.6

Keppel Ltd.	4.5

CapitaLand Ascendas REIT	4.4

Singapore Airlines Ltd.	4.1

Singapore Exchange Ltd.	3.5

Grab Holdings Ltd., Class A	3.4

(a)	Excludes money market funds.

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Fund Summary as of February 29, 2024	iShares® MSCI Taiwan ETF

Investment Objective

The iShares MSCI Taiwan ETF (the “Fund”) seeks to track the investment results of an index composed of Taiwanese equities, as represented by the MSCI Taiwan 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	14.64%	19.43%	14.45%	10.49%	19.43%	96.36%	171.05%
Fund Market	14.53	19.54	14.78	10.39	19.54	99.19	168.70
Index	14.34	18.59	15.04	11.13	18.59	101.50	187.36

Index performance through November 30, 2016 reflects the performance of the MSCI Taiwan Index. Index performance beginning on December 1, 2016 reflects the performance of the MSCI Taiwan 25/50 Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,146.40	$ 3.20		$ 1,000.00	$ 1,021.90	$ 3.02		0.60%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	64.1%

Financials	17.4

Materials	4.9

Industrials	4.5

Consumer Discretionary	3.1

Communication Services	2.9

Consumer Staples	1.9

Other (each representing less than 1%)	1.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Taiwan Semiconductor Manufacturing Co. Ltd.	22.6%

MediaTek Inc.	5.2

Hon Hai Precision Industry Co. Ltd.	3.9

Quanta Computer Inc.	2.1

Delta Electronics Inc.	1.9

Fubon Financial Holding Co. Ltd.	1.8

United Microelectronics Corp.	1.8

CTBC Financial Holding Co. Ltd.	1.8

Mega Financial Holding Co. Ltd.	1.5

ASE Technology Holding Co. Ltd.	1.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of February 29, 2024	iShares® MSCI Thailand ETF

Investment Objective

The iShares MSCI Thailand ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Thai equities, as represented by the MSCI Thailand IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(13.33)%	(14.10)%	(5.56)%	1.13%	(14.10)%	(24.88)%	11.90%
Fund Market	(13.57)	(14.57)	(5.56)	1.09	(14.57)	(24.86)	11.42
Index	(13.52)	(14.24)	(5.40)	1.34	(14.24)	(24.23)	14.25

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 866.70	$ 2.78		$ 1,000.00	$ 1,021.90	$ 3.02		0.60%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Energy	14.4%

Consumer Staples	12.4

Health Care	10.0

Financials	9.6

Industrials	9.0

Consumer Discretionary	8.7

Communication Services	8.0

Materials	7.9

Real Estate	7.2

Utilities	7.1

Information Technology	5.7

(a)	Excludes money market funds

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

PTT PCL	6.4%

CP ALL PCL	6.3

Bangkok Dusit Medical Services PCL	6.0

Airports of Thailand PCL	5.1

Advanced Info Service PCL	4.4

Delta Electronics Thailand PCL	4.2

Siam Cement PCL (The)	4.0

PTT Exploration & Production PCL	3.9

Bumrungrad Hospital PCL	2.5

Central Pattana PCL	2.5

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About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	11

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Hong Kong ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 6.1%
BOC Hong Kong Holdings Ltd.	6,339,000	$16,653,878
Hang Seng Bank Ltd.	1,324,300	15,089,299

		31,743,177

Capital Markets — 12.5%
Futu Holdings Ltd., ADR(a)(b)	113,770	6,088,970
Hong Kong Exchanges & Clearing Ltd.	1,896,026	58,394,866

		64,483,836

Diversified Telecommunication Services — 1.7%
HKT Trust & HKT Ltd., Class SS	7,067,500	8,617,070

Electric Utilities — 8.6%
CK Infrastructure Holdings Ltd.	1,233,500	7,241,889
CLP Holdings Ltd.	2,748,200	22,870,858
Power Assets Holdings Ltd.	2,415,000	14,492,782

		44,605,529

Food Products — 1.8%
WH Group Ltd.(c)	15,443,500	9,280,860

Gas Utilities — 2.9%
Hong Kong & China Gas Co. Ltd.	19,278,495	14,863,935

Ground Transportation — 1.8%
MTR Corp. Ltd.	2,819,583	9,327,946

Hotels, Restaurants & Leisure — 6.2%
Galaxy Entertainment Group Ltd.	3,675,000	20,009,511
Sands China Ltd.(a)	4,232,400	12,017,241

		32,026,752

Industrial Conglomerates — 6.6%
CK Hutchison Holdings Ltd.	4,382,267	22,135,183
Jardine Matheson Holdings Ltd.	279,800	11,747,326

		33,882,509

Insurance — 21.9%
AIA Group Ltd.	14,010,200	112,938,818

Machinery — 4.7%
Techtronic Industries Co. Ltd.	2,264,647	24,431,502

Marine Transportation — 0.9%
SITC International Holdings Co. Ltd.	2,882,000	4,745,520

Real Estate Management & Development — 19.8%
CK Asset Holdings Ltd.	3,350,267	15,411,291

Security	Shares	Value

Real Estate Management & Development (continued)
ESR Group Ltd.(c)	4,356,400	$5,804,708
Hang Lung Properties Ltd.	3,929,000	4,217,047
Henderson Land Development Co. Ltd.	2,724,762	7,839,971
Hongkong Land Holdings Ltd.	2,095,500	7,094,894
Sino Land Co. Ltd.	7,188,000	7,741,019
Sun Hung Kai Properties Ltd.	2,426,000	24,411,068
Swire Pacific Ltd., Class A	860,500	7,128,324
Swire Properties Ltd.	2,449,400	5,038,335
Wharf Holdings Ltd. (The)(b)	2,130,570	7,853,177
Wharf Real Estate Investment Co. Ltd.	3,000,150	9,990,878

		102,530,712

Retail REITs — 4.2%
Link REIT	4,331,100	21,476,222

Total Long-Term Investments — 99.7% (Cost: $732,551,464)		514,954,388

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	3,260,991	3,262,622
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)	570,000	570,000

Total Short-Term Securities — 0.7% (Cost: $3,833,016)		3,832,622

Total Investments — 100.4% (Cost: $736,384,480)		518,787,010

Liabilities in Excess of Other Assets — (0.4)%		(2,036,738)

Net Assets — 100.0%		$516,750,272

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

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Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Hong Kong ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$7,695,583	$—	$(4,430,844	)(a)	$(1,723)	$(394)	$3,262,622	3,260,991	$25,779(b	)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	690,000	—	(120,000	)(a)	—	—	570,000	570,000	28,576		—

					$(1,723)	$(394)	$3,832,622		$54,355		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Hong Kong Index	18	03/15/24	$951	$(1,300)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,300	$—	$—	$—	$1,300

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(577,357)	$—	$—	$—	$(577,357)
Swaps	—	—	(381,790)	—	—	—	(381,790)

	$—	$—	$(959,147)	$—	$—	$—	$(959,147)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$59,370	$—	$—	$—	$59,370
Swaps	—	—	20,319	—	—	—	20,319

	$—	$—	$79,689	$—	$—	$—	$79,689

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Hong Kong ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,706,926
Total return swaps:
Average notional value	$1,046,963

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$6,088,970	$508,865,418	$—	$514,954,388
Short-Term Securities
Money Market Funds	3,832,622	—	—	3,832,622

	$9,921,592	$508,865,418	$—	$518,787,010

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,300)	$—	$(1,300)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.0%
Ispace Inc./Japan, NVS(a)	5,100	$36,303

Air Freight & Logistics — 0.6%
AZ-COM MARUWA Holdings Inc.	6,800	67,291
Hamakyorex Co. Ltd.	1,700	42,924
Konoike Transport Co. Ltd.	3,400	42,186
Mitsui-Soko Holdings Co. Ltd.	3,400	106,899
Sankyu Inc.	6,800	240,450
SBS Holdings Inc.	1,700	27,212
Senko Group Holdings Co. Ltd.	15,300	109,053
Trancom Co. Ltd.	1,700	71,211

		707,226

Automobile Components — 3.5%
Eagle Industry Co. Ltd.	3,400	40,121
Exedy Corp.	3,400	68,474
FCC Co. Ltd.	5,100	72,186
G-Tekt Corp.	3,400	46,409
JTEKT Corp.	28,900	269,704
KYB Corp.	1,700	58,435
Musashi Seimitsu Industry Co. Ltd.	5,100	56,991
NHK Spring Co. Ltd.	27,200	261,556
Nifco Inc./Japan	10,200	246,232
Nippon Seiki Co. Ltd.	6,800	70,374
Niterra Co. Ltd.	20,400	619,317
NOK Corp.	11,900	168,702
Pacific Industrial Co. Ltd.	5,100	51,511
Piolax Inc.	3,400	63,593
Seiren Co. Ltd.	5,100	87,423
Shoei Co. Ltd.	6,800	96,064
Stanley Electric Co. Ltd.	17,000	291,437
Sumitomo Riko Co. Ltd.	5,100	43,061
Sumitomo Rubber Industries Ltd.	23,800	277,443
Tokai Rika Co. Ltd.	6,800	111,517
Topre Corp.	5,100	83,879
Toyo Tire Corp.	15,300	277,189
Toyoda Gosei Co. Ltd.	8,500	175,314
Toyota Boshoku Corp.	11,900	188,758
TS Tech Co. Ltd.	11,900	154,111
Yokohama Rubber Co. Ltd. (The)	17,000	452,214

		4,332,015

Automobiles — 0.3%
Mitsubishi Motors Corp.	91,800	283,504
Nissan Shatai Co. Ltd.	8,500	54,665

		338,169

Banks — 5.3%
77 Bank Ltd. (The)	6,800	178,929
Aichi Financial Group Inc., NVS	5,100	92,308
Aozora Bank Ltd.(a)	15,300	281,039
Awa Bank Ltd. (The)	3,400	61,527
Bank of Nagoya Ltd. (The)	1,700	75,264
Chugin Financial Group Inc., NVS	20,400	160,891
Daishi Hokuetsu Financial Group Inc.	5,100	146,915
Fukuoka Financial Group Inc.	22,100	574,131
Gunma Bank Ltd. (The)	45,900	247,803
Hachijuni Bank Ltd. (The)	49,300	302,205
Hirogin Holdings Inc.	35,700	254,994
Hokkoku Financial Holdings Inc.	3,400	109,898
Hokuhoku Financial Group Inc.	15,300	176,508
Hyakugo Bank Ltd. (The)	28,900	127,729
Iyogin Holdings Inc., NVS	34,000	255,220

Security	Shares	Value

Banks (continued)
Juroku Financial Group Inc.	5,100	$151,462
Keiyo Bank Ltd. (The)	13,600	68,212
Kiyo Bank Ltd. (The)	8,500	105,779
Kyoto Financial Group Inc.	30,600	534,938
Kyushu Financial Group Inc.	44,200	333,239
Mebuki Financial Group Inc.	125,800	393,282
Musashino Bank Ltd. (The)	3,400	65,903
Nanto Bank Ltd. (The)	3,400	65,080
Nishi-Nippon Financial Holdings Inc.	17,000	215,020
North Pacific Bank Ltd.	35,700	95,271
Ogaki Kyoritsu Bank Ltd. (The)	5,100	72,604
Okinawa Financial Group Inc.	1,700	29,500
Rakuten Bank Ltd., NVS(b)	13,600	270,566
San-In Godo Bank Ltd. (The)	18,700	143,500
SBI Sumishin Net Bank Ltd., NVS	6,800	88,586
Senshu Ikeda Holdings Inc.	28,900	73,976
Seven Bank Ltd.	81,600	163,003
Shiga Bank Ltd. (The)	5,100	140,725
Suruga Bank Ltd.	20,400	110,122
Toho Bank Ltd. (The)	23,800	54,062
Tokyo Kiraboshi Financial Group Inc.	3,400	102,760
TOMONY Holdings Inc.	22,100	60,714
Yamaguchi Financial Group Inc.	25,500	258,959

		6,642,624

Beverages — 0.8%
Coca-Cola Bottlers Japan Holdings Inc.	18,700	247,223
Ito En Ltd.	6,800	189,232
Sapporo Holdings Ltd.	8,500	373,953
Takara Holdings Inc.	18,700	156,628

		967,036

Biotechnology — 0.3%
GNI Group Ltd.(b)	6,897	166,823
PeptiDream Inc.(b)	13,600	143,459
SanBio Co. Ltd.(a)(b)	6,800	36,456
Takara Bio Inc.	6,800	46,098

		392,836

Broadline Retail — 1.9%
ASKUL Corp.	5,100	71,780
Belluna Co. Ltd.	6,800	28,153
Isetan Mitsukoshi Holdings Ltd.	45,900	648,434
Izumi Co. Ltd.	5,100	118,126
J Front Retailing Co. Ltd.	34,000	337,600
Kintetsu Department Store Co. Ltd.	1,700	27,011
Mercari Inc.(b)	15,300	209,352
Ryohin Keikaku Co. Ltd.	34,000	537,241
Seria Co. Ltd.	6,800	137,482
Takashimaya Co. Ltd.	18,700	281,476

		2,396,655

Building Products — 1.4%
Bunka Shutter Co. Ltd.	6,800	71,401
Central Glass Co. Ltd.	3,400	65,072
Lixil Corp.	39,100	501,474
Nichias Corp.	6,800	178,760
Nichiha Corp.	3,400	78,924
Nitto Boseki Co. Ltd.	3,400	126,982
Noritz Corp.	3,400	38,213
Sanwa Holdings Corp.	25,500	452,619
Sekisui Jushi Corp.	3,400	58,194
Takara Standard Co. Ltd.	5,100	62,772
Takasago Thermal Engineering Co. Ltd.	5,100	148,703

		1,783,114

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets — 0.7%
GMO Financial Holdings Inc.	5,100	$24,676
JAFCO Group Co. Ltd.	6,800	81,744
M&A Capital Partners Co. Ltd.	1,700	30,269
M&A Research Institute Holdings Inc., NVS(b)	3,400	157,610
Matsui Securities Co. Ltd.	15,300	86,911
Monex Group Inc.	25,500	157,227
Okasan Securities Group Inc.	20,400	106,313
Sparx Group Co. Ltd.	3,400	43,124
Strike Co. Ltd.	1,700	62,570
Tokai Tokyo Financial Holdings Inc.	25,500	100,994
WealthNavi Inc.(a)(b)	5,100	76,070

		927,508

Chemicals — 7.1%
ADEKA Corp.	10,200	210,294
Aica Kogyo Co. Ltd.	6,800	161,502
Air Water Inc.	25,500	367,916
Artience Co. Ltd.	5,100	96,843
Asahi Yukizai Corp.	1,700	49,021
C Uyemura & Co. Ltd.	1,700	134,594
C.I. Takiron Corp.	5,100	22,142
Chugoku Marine Paints Ltd.	5,100	73,674
Daicel Corp.	30,600	289,411
Denka Co. Ltd.	10,200	167,305
DIC Corp.	10,200	196,820
Fujimi Inc.	7,100	178,433
Fujimori Kogyo Co. Ltd.	1,700	44,092
Fuso Chemical Co. Ltd.	3,400	110,005
JCU Corp.	3,400	97,453
Kaneka Corp.	6,800	163,485
Kansai Paint Co. Ltd.	23,800	345,448
Kanto Denka Kogyo Co. Ltd.	5,100	30,956
KeePer Technical Laboratory Co. Ltd.	1,700	73,018
KH Neochem Co. Ltd.	5,100	76,752
Konishi Co. Ltd.	6,800	66,200
Kumiai Chemical Industry Co. Ltd.	10,249	56,538
Kuraray Co. Ltd.	39,100	394,974
Kureha Corp.	5,100	91,298
Lintec Corp.	5,100	103,437
Mitsubishi Gas Chemical Co. Inc.	20,400	332,504
Nihon Parkerizing Co. Ltd.	10,200	85,402
Nippon Kayaku Co. Ltd.	18,700	160,927
Nippon Pillar Packing Co. Ltd.	1,700	62,618
Nippon Shokubai Co. Ltd.	3,400	127,457
Nippon Soda Co. Ltd.	3,400	139,430
NOF Corp.	8,500	382,205
Okamoto Industries Inc.	1,700	55,045
Osaka Organic Chemical Industry Ltd.	1,700	37,443
Osaka Soda Co. Ltd.	1,700	131,224
Resonac Holdings Corp.	23,800	575,133
Sakata INX Corp.	5,100	49,244
Sanyo Chemical Industries Ltd.	1,700	48,261
Shikoku Kasei Holdings Corp.	3,400	43,154
Shin-Etsu Polymer Co. Ltd.	5,100	53,933
Sumitomo Bakelite Co. Ltd.	5,100	293,414
Sumitomo Chemical Co. Ltd.	204,000	413,388
T Hasegawa Co. Ltd.	5,100	106,448
Taiyo Holdings Co. Ltd.	5,100	110,569
Takasago International Corp.	1,700	37,319
Teijin Ltd.	23,800	201,955
Tenma Corp.	1,700	26,821
Toagosei Co. Ltd.	11,900	122,587
Tokai Carbon Co. Ltd.	27,200	179,437

Security	Shares	Value

Chemicals (continued)
Tokuyama Corp.	8,500	$137,885
Tokyo Ohka Kogyo Co. Ltd.	13,600	419,701
Tosoh Corp.	35,700	485,541
Toyobo Co. Ltd.	10,200	75,652
UBE Corp.	11,900	199,530
Zeon Corp.	20,400	173,110

		8,868,948

Commercial Services & Supplies — 1.5%
Aeon Delight Co. Ltd.	3,400	77,688
Daiei Kankyo Co. Ltd.	5,100	95,667
Daiseki Co. Ltd.	5,112	135,534
Duskin Co. Ltd.	5,100	114,420
Japan Elevator Service Holdings Co. Ltd.	8,500	136,828
Kokuyo Co. Ltd.	10,200	161,345
Kosaido Holdings Co. Ltd.	8,500	39,072
Matsuda Sangyo Co. Ltd.	1,760	27,518
Mitsubishi Pencil Co. Ltd.	5,100	80,880
Nippon Kanzai Holdings Co. Ltd.	3,400	58,373
Nippon Parking Development Co. Ltd.	27,200	33,976
Okamura Corp.	6,800	99,351
Park24 Co. Ltd.(b)	17,000	201,941
Pilot Corp.	3,400	90,495
Prestige International Inc.	13,600	58,394
Raksul Inc.(b)	6,800	51,409
Sato Holdings Corp.	3,400	50,958
Sohgo Security Services Co. Ltd.	52,700	292,318
TRE Holdings Corp.	6,800	55,326

		1,861,493

Construction & Engineering — 3.5%
Chiyoda Corp.(b)	22,100	58,637
Chudenko Corp.	3,400	66,298
Comsys Holdings Corp.	15,300	337,712
EXEO Group Inc.	11,900	250,175
Hazama Ando Corp.	22,100	182,368
INFRONEER Holdings Inc.	25,540	261,981
JDC Corp.	5,100	17,817
JGC Holdings Corp.	30,600	278,734
Kandenko Co. Ltd.	15,300	174,635
Kinden Corp.	17,000	289,838
Kumagai Gumi Co. Ltd.	5,100	134,607
Kyudenko Corp.	5,100	198,392
MIRAIT ONE corp.	11,900	148,329
Nippon Densetsu Kogyo Co. Ltd.	5,100	68,902
Nippon Road Co. Ltd. (The)	3,700	49,985
Nishimatsu Construction Co. Ltd.	5,100	154,606
Okumura Corp.	3,400	115,594
Penta-Ocean Construction Co. Ltd.	37,400	193,764
Raito Kogyo Co. Ltd.	5,100	64,907
Raiznext Corp.	3,400	51,887
Sanki Engineering Co. Ltd.	5,100	67,912
SHO-BOND Holdings Co. Ltd.	5,100	218,380
Sumitomo Densetsu Co. Ltd.	1,700	34,944
Sumitomo Mitsui Construction Co. Ltd.	18,700	54,063
Taihei Dengyo Kaisha Ltd.	1,700	50,626
Taikisha Ltd.	3,400	107,631
Takamatsu Construction Group Co. Ltd.	1,700	32,273
Toa Corp./Tokyo	1,700	58,043
Toda Corp.	32,300	199,774
Toenec Corp.	1,700	59,205
Tokyu Construction Co. Ltd.	11,940	66,279
Totetsu Kogyo Co. Ltd.	3,400	69,291

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Toyo Construction Co. Ltd.	6,800	$64,830
Yokogawa Bridge Holdings Corp.	5,100	97,120
Yurtec Corp.	5,100	45,531

		4,325,070

Construction Materials — 0.5%
Maeda Kosen Co. Ltd.(a)	1,700	39,442
Mitani Sekisan Co. Ltd.	1,700	62,956
Shinagawa Refractories Co. Ltd.	3,400	46,446
Sumitomo Osaka Cement Co. Ltd.	3,400	80,886
Taiheiyo Cement Corp.	17,000	357,127

		586,857

Consumer Finance — 1.1%
Acom Co. Ltd.	64,600	160,423
AEON Financial Service Co. Ltd.	15,300	133,610
Aiful Corp.	42,500	117,839
Credit Saison Co. Ltd.	20,400	396,844
J Trust Co. Ltd.	10,200	28,525
Jaccs Co. Ltd.	3,400	124,171
Marui Group Co. Ltd.	22,100	360,442
Orient Corp.	7,100	50,639

		1,372,493

Consumer Staples Distribution & Retail — 3.1%
Aeon Hokkaido Corp.	6,800	40,367
Ain Holdings Inc.	3,400	107,656
Arcs Co. Ltd.	5,100	105,362
Axial Retailing Inc.	1,700	45,329
Belc Co. Ltd.	1,700	72,123
Cawachi Ltd.	1,700	31,440
Cosmos Pharmaceutical Corp.	3,400	332,241
Create SD Holdings Co. Ltd.	3,400	74,737
Daikokutenbussan Co. Ltd.	500	31,340
Fuji Co. Ltd./Ehime(a)	3,400	42,885
G-7 Holdings Inc.	3,400	31,623
Genky DrugStores Co. Ltd.	1,700	75,975
H2O Retailing Corp.	13,635	159,376
Heiwado Co. Ltd.	3,400	46,690
Inageya Co. Ltd.	1,700	14,553
Kato Sangyo Co. Ltd.	3,400	110,129
Kusuri no Aoki Holdings Co. Ltd.	6,300	132,218
Lawson Inc.	6,800	465,693
Life Corp.	3,400	87,443
Maxvalu Tokai Co. Ltd.	1,700	33,696
Mitsubishi Shokuhin Co. Ltd.	1,700	61,110
Oisix ra daichi Inc.(a)(b)	3,400	31,425
Retail Partners Co. Ltd.	3,400	39,719
San-A Co. Ltd.	3,400	104,537
Shoei Foods Corp.	1,700	53,150
Sugi Holdings Co. Ltd.	15,300	240,202
Sundrug Co. Ltd.	10,200	318,438
Tsuruha Holdings Inc.	5,100	384,893
United Super Markets Holdings Inc.(a)	6,800	45,324
Valor Holdings Co. Ltd.	5,100	82,489
Welcia Holdings Co. Ltd.	13,600	256,634
Yaoko Co. Ltd.	1,700	97,751
Yokorei Co. Ltd.	6,800	48,087

		3,804,635

Containers & Packaging — 0.5%
FP Corp.	6,800	124,829
Fuji Seal International Inc.	5,100	69,066
Rengo Co. Ltd.	25,500	170,147

Security	Shares	Value

Containers & Packaging (continued)
Toyo Seikan Group Holdings Ltd.	17,000	$286,276

		650,318

Distributors — 0.2%
Arata Corp.	3,400	76,217
Doshisha Co. Ltd.	3,400	47,791
PALTAC Corp.	3,400	95,100

		219,108

Diversified Consumer Services — 0.2%
Benesse Holdings Inc.	8,500	147,052
LITALICO Inc.	3,400	50,301

		197,353

Diversified REITs — 2.0%
Activia Properties Inc.	85	221,128
Daiwa House REIT Investment Corp.	323	526,556
Hankyu Hanshin REIT Inc.	85	77,175
Heiwa Real Estate REIT Inc.	136	123,141
Hulic REIT Inc.	170	166,114
Mori Trust REIT Inc.	340	158,152
Nippon REIT Investment Corp.	68	148,852
NTT UD REIT Investment Corp.	204	161,587
Sekisui House REIT Inc.	561	277,537
Star Asia Investment Corp.	306	113,302
Takara Leben Real Estate Investment Corp.	102	65,010
Tokyu REIT Inc.	119	128,906
United Urban Investment Corp.	374	353,320

		2,520,780

Diversified Telecommunication Services — 0.4%
Internet Initiative Japan Inc.	15,300	284,342
JTOWER Inc.(a)(b)	1,700	54,962
Usen-Next Holdings Co. Ltd.	3,400	103,269
Vision Inc./Tokyo Japan(a)(b)	5,100	41,231

		483,804

Electric Utilities — 1.2%
Chugoku Electric Power Co. Inc. (The)	39,100	263,412
Hokkaido Electric Power Co. Inc.	23,800	108,844
Hokuriku Electric Power Co.(b)	23,800	115,125
Kyushu Electric Power Co. Inc.(b)	54,400	443,774
Okinawa Electric Power Co. Inc. (The)	5,192	38,317
Shikoku Electric Power Co. Inc.	22,100	160,558
Tohoku Electric Power Co. Inc.	61,200	414,121

		1,544,151

Electrical Equipment — 1.5%
Daihen Corp.	1,700	89,617
Fujikura Ltd.	34,000	416,058
Furukawa Electric Co. Ltd.	8,500	168,471
GS Yuasa Corp.	10,200	192,121
Idec Corp./Japan	3,400	64,668
Mabuchi Motor Co. Ltd.	13,600	248,289
Mirai Industry Co. Ltd.	1,700	59,022
Nippon Carbon Co. Ltd.	1,700	59,274
Nitto Kogyo Corp.	3,400	104,304
Sanyo Denki Co. Ltd.	1,700	76,090
SWCC Corp.	3,400	76,314
Toyo Tanso Co. Ltd.	1,700	77,851
Ushio Inc.	11,900	157,642
W-Scope Corp.(a)(b)	6,800	33,339

		1,823,060

Electronic Equipment, Instruments & Components — 4.0%
Ai Holdings Corp.	5,100	80,771
Alps Alpine Co. Ltd.	25,500	187,457

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Amano Corp.	6,800	$166,591
Anritsu Corp.	18,700	160,830
Canon Electronics Inc.	3,400	51,233
Canon Marketing Japan Inc.	6,800	202,527
Citizen Watch Co. Ltd.	25,500	177,518
Daiwabo Holdings Co. Ltd.	10,200	178,829
Dexerials Corp.	6,800	274,351
Enplas Corp.	800	44,590
Hakuto Co. Ltd.	1,700	67,218
Hioki EE Corp.	1,700	76,749
Horiba Ltd.	5,100	498,544
Hosiden Corp.	5,100	66,252
Iriso Electronics Co. Ltd.	3,400	68,936
Japan Aviation Electronics Industry Ltd.	6,800	120,337
Kaga Electronics Co. Ltd.	1,700	75,552
Koa Corp.	3,400	34,578
Macnica Holdings Inc.	6,800	376,400
Maruwa Co. Ltd./Aichi	1,200	274,070
Maxell Ltd.	5,100	53,021
Meiko Electronics Co. Ltd.	3,400	111,620
Nichicon Corp.	5,100	41,784
Nippon Ceramic Co. Ltd.	3,400	61,576
Nippon Electric Glass Co. Ltd.	10,200	246,396
Nippon Signal Company Ltd.	5,100	34,671
Nissha Co. Ltd.	5,100	51,050
Nohmi Bosai Ltd.	3,400	50,339
Oki Electric Industry Co. Ltd.	11,900	85,208
Optex Group Co. Ltd.	5,100	63,589
Restar Holdings Corp.	1,700	34,575
Riken Keiki Co. Ltd.	1,700	87,304
Ryosan Co. Ltd.	1,700	61,208
Ryoyo Electro Corp.	1,700	47,121
Siix Corp.	3,400	37,218
Taiyo Yuden Co. Ltd.	17,000	372,250
Tokyo Electron Device Ltd.	3,400	164,333
Topcon Corp.	13,600	161,619

		4,948,215

Energy Equipment & Services — 0.1%
Modec Inc.	3,400	69,300

Entertainment — 1.0%
Anycolor Inc.(a)(b)	3,400	74,048
Avex Inc.	5,100	44,386
COLOPL Inc.	8,500	32,333
Cover Corp.(a)(b)	3,400	57,890
Daiichikosho Co. Ltd.	10,200	131,963
DeNA Co. Ltd.	10,200	99,800
Gree Inc.	8,500	28,233
GungHo Online Entertainment Inc.	6,800	98,794
Koei Tecmo Holdings Co. Ltd.	15,300	191,097
Mixi Inc.	5,100	84,033
Shochiku Co. Ltd.(a)	1,700	114,370
Toei Animation Co. Ltd.(a)	1,200	148,406
Toei Co. Ltd.	1,000	137,246

		1,242,599

Financial Services — 1.3%
eGuarantee Inc.	5,100	67,351
Financial Products Group Co. Ltd.	8,500	108,401
Fuyo General Lease Co. Ltd.	2,200	201,148
GMO Payment Gateway Inc.	6,800	458,962
Japan Securities Finance Co. Ltd.	11,900	129,468
Mizuho Leasing Co. Ltd.	3,400	124,957

Security	Shares	Value

Financial Services (continued)
Ricoh Leasing Co. Ltd.	1,700	$58,611
Tokyo Century Corp.	20,400	213,007
Zenkoku Hosho Co. Ltd.	6,800	249,576

		1,611,481

Food Products — 4.4%
Ariake Japan Co. Ltd.	1,700	59,963
Calbee Inc.	10,200	218,001
DyDo Group Holdings Inc.	1,700	35,515
Ezaki Glico Co. Ltd.	6,800	202,726
Fuji Oil Holdings Inc.	6,800	113,544
Fujicco Co. Ltd.	1,700	22,166
Fujiya Co. Ltd.	1,700	27,964
Hokuto Corp.	3,400	40,859
House Foods Group Inc.	8,500	178,124
Itoham Yonekyu Holdings Inc.	3,440	94,303
J-Oil Mills Inc.	1,700	22,173
Kagome Co. Ltd.	10,200	234,428
Kameda Seika Co. Ltd.	1,700	49,745
Kewpie Corp.	13,600	252,972
Kotobuki Spirits Co. Ltd.	13,600	182,051
Maruha Nichiro Corp.	5,100	100,510
Megmilk Snow Brand Co. Ltd.	6,800	101,982
Mitsui DM Sugar Holdings Co. Ltd.	1,700	36,653
Morinaga & Co. Ltd./Japan	10,200	182,850
Morinaga Milk Industry Co. Ltd.	10,200	211,193
NH Foods Ltd.	11,900	415,914
Nichirei Corp.	15,300	382,919
Nippn Corp., New	6,800	107,896
Nisshin Oillio Group Ltd. (The)	3,400	118,313
Nisshin Seifun Group Inc.	27,200	376,115
Nissui Corp.	39,100	248,840
Prima Meat Packers Ltd.	3,400	51,403
Riken Vitamin Co. Ltd.	3,400	57,490
S Foods Inc.	1,700	35,461
Sakata Seed Corp.	3,400	82,398
Showa Sangyo Co. Ltd.	3,400	78,744
Toyo Suisan Kaisha Ltd.	11,900	690,663
Yamazaki Baking Co. Ltd.	17,000	398,723

		5,412,601

Gas Utilities — 0.4%
Nippon Gas Co. Ltd.	13,600	212,683
Saibu Gas Holdings Co. Ltd.	3,400	43,045
Shizuoka Gas Co. Ltd.	5,100	31,518
Toho Gas Co. Ltd.	10,200	204,336

		491,582

Ground Transportation — 2.5%
Fukuyama Transporting Co. Ltd.	3,400	92,563
Keikyu Corp.	32,300	286,894
Keio Corp.	13,600	381,756
Kyushu Railway Co.	18,700	429,861
Maruzen Showa Unyu Co. Ltd.	1,700	50,535
Nagoya Railroad Co. Ltd.	25,500	363,974
Nankai Electric Railway Co. Ltd.	13,600	265,621
Nikkon Holdings Co. Ltd.	6,800	139,756
Nishi-Nippon Railroad Co. Ltd.	8,500	136,668
Sakai Moving Service Co. Ltd.	3,400	59,101
Seibu Holdings Inc.	30,600	442,420
Seino Holdings Co. Ltd.	17,000	240,632
Sotetsu Holdings Inc.	10,200	184,992

		3,074,773

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies — 1.3%
CYBERDYNE Inc.(a)(b)	15,300	$21,187
Eiken Chemical Co. Ltd.	5,100	64,236
Fukuda Denshi Co. Ltd.	1,700	81,499
Hogy Medical Co. Ltd.	3,400	82,001
Japan Lifeline Co. Ltd.	8,500	74,421
Jeol Ltd.	6,800	302,469
Mani Inc.	10,200	139,069
Menicon Co. Ltd.	8,500	100,832
Nagaileben Co. Ltd.(a)	3,400	50,669
Nakanishi Inc.	8,500	135,833
Nihon Kohden Corp.	10,200	282,697
Nipro Corp.	20,400	168,656
Paramount Bed Holdings Co. Ltd.	5,100	84,985
PHC Holdings Corp.	3,400	27,658

		1,616,212

Health Care Providers & Services — 1.4%
Alfresa Holdings Corp.	23,800	354,931
Amvis Holdings Inc.	5,100	85,192
As One Corp.	3,400	118,811
BML Inc.	3,400	63,854
Elan Corp.	3,400	21,693
H.U. Group Holdings Inc.	6,800	116,469
Medipal Holdings Corp.	25,500	385,555
Ship Healthcare Holdings Inc.	10,200	148,127
Solasto Corp.	6,800	24,320
SUNWELS Co. Ltd.(a)	1,700	33,342
Suzuken Co. Ltd.	8,500	253,055
Toho Holdings Co. Ltd.	6,800	143,527
Tokai Corp./Gifu	3,400	49,887

		1,798,763

Health Care Technology — 0.2%
EM Systems Co. Ltd.	5,100	24,464
JMDC Inc.	3,400	84,420
Medley Inc.(b)	3,400	115,018

		223,902

Hotel & Resort REITs — 0.6%
Hoshino Resorts REIT Inc.	34	124,784
Invincible Investment Corp.	918	376,927
Japan Hotel REIT Investment Corp.	629	304,941

		806,652

Hotels, Restaurants & Leisure — 2.8%
Airtrip Corp.(a)	1,700	17,309
Atom Corp.(a)(b)	15,300	93,536
Colowide Co. Ltd.	10,200	152,583
Create Restaurants Holdings Inc.	15,300	107,190
Curves Holdings Co. Ltd.	6,800	32,644
Demae-Can Co. Ltd.(b)	6,800	17,650
Doutor Nichires Holdings Co. Ltd.	3,400	46,767
Food & Life Companies Ltd.	15,300	303,620
Fuji Kyuko Co. Ltd.	3,400	90,548
Fujio Food Group Inc.(a)(b)	3,400	31,431
Heiwa Corp.	6,816	94,084
Hiday Hidaka Corp.	3,484	61,490
HIS Co. Ltd.(b)	6,800	77,790
Ichibanya Co. Ltd.	8,500	69,977
Kappa Create Co. Ltd.(a)(b)	3,400	37,718
KFC Holdings Japan Ltd.	1,700	48,043
Kisoji Co. Ltd.	3,400	61,706
KOMEDA Holdings Co. Ltd.	6,800	123,900
Koshidaka Holdings Co. Ltd.	6,800	42,469
Kura Sushi Inc.	3,400	90,227

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Kyoritsu Maintenance Co. Ltd.	3,480	$147,057
Matsuyafoods Holdings Co. Ltd.	1,700	66,418
Monogatari Corp. (The)	5,100	159,236
MOS Food Services Inc.	3,400	81,117
Ohsho Food Service Corp.	1,700	89,000
Resorttrust Inc.	10,200	175,924
Ringer Hut Co. Ltd.	3,400	52,459
Round One Corp.	25,500	119,135
Royal Holdings Co. Ltd.	3,400	55,299
Saizeriya Co. Ltd.	3,400	110,992
Skylark Holdings Co. Ltd.	30,600	445,770
Tokyotokeiba Co. Ltd.	1,700	48,285
Toridoll Holdings Corp.	6,800	195,143
Yoshinoya Holdings Co. Ltd.	8,500	180,685

		3,527,202

Household Durables — 2.5%
Casio Computer Co. Ltd.	27,200	219,444
Chofu Seisakusho Co. Ltd.	1,700	23,513
ES-Con Japan Ltd.(b)	5,100	34,220
Fujitsu General Ltd.	8,500	109,765
Haseko Corp.	32,300	399,635
JVCKenwood Corp.	22,100	122,657
Ki-Star Real Estate Co. Ltd.	1,700	40,840
Nagawa Co. Ltd.(a)	1,700	83,752
Nikon Corp.	40,800	403,937
Open House Group Co. Ltd.	10,200	321,267
Pressance Corp.	3,400	38,551
Rinnai Corp.	13,600	316,446
Sangetsu Corp.	6,800	160,025
Sumitomo Forestry Co. Ltd.	20,400	582,220
Tama Home Co. Ltd.	1,700	47,657
Tamron Co. Ltd.	3,400	147,738
Zojirushi Corp.	5,100	47,732

		3,099,399

Household Products — 0.4%
Earth Corp.	1,700	48,028
Lion Corp.	34,000	299,275
Pigeon Corp.	17,000	173,093

		520,396

Independent Power and Renewable Electricity Producers — 0.4%
Electric Power Development Co. Ltd.	20,400	335,072
eRex Co. Ltd.(a)	3,400	16,418
RENOVA Inc.(b)	5,100	38,074
West Holdings Corp.	3,480	68,908

		458,472

Industrial Conglomerates — 0.5%
Katakura Industries Co. Ltd.	3,400	40,838
Keihan Holdings Co. Ltd.	13,600	314,717
Mie Kotsu Group Holdings Inc.	6,800	27,379
Nisshinbo Holdings Inc.	18,700	156,540
Noritsu Koki Co. Ltd.	1,700	36,475
TOKAI Holdings Corp.	13,600	92,506

		668,455

Industrial REITs — 1.0%
Advance Logistics Investment Corp.	85	66,699
CRE Logistics REIT Inc.	85	80,855
Industrial & Infrastructure Fund Investment Corp.	272	228,770
Japan Logistics Fund Inc.	119	203,293
LaSalle Logiport REIT	255	239,729
Mitsubishi Estate Logistics REIT Investment Corp.	68	158,590
Mitsui Fudosan Logistics Park Inc.	85	240,927

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial REITs (continued)
SOSiLA Logistics REIT Inc.	102	$77,342

		1,296,205

Insurance — 0.2%
Anicom Holdings Inc.	10,200	39,818
FP Partner Inc.	1,700	80,373
LIFENET INSURANCE Co.(a)(b)	8,500	78,391

		198,582

Interactive Media & Services — 0.3%
Bengo4.com Inc.(a)(b)	1,700	47,492
Infocom Corp.	3,400	52,098
Kakaku.com Inc.	18,700	214,803
ZIGExN Co. Ltd.	6,800	25,491

		339,884

IT Services — 2.0%
Argo Graphics Inc.	1,700	48,817
Base Co. Ltd.	1,700	38,384
BIPROGY Inc.	10,200	315,894
Change Holdings Inc.(a)	5,100	50,011
Comture Corp.	3,400	41,317
Dentsu Soken Inc.	3,400	121,895
Digital Garage Inc.	5,100	118,521
DTS Corp.	5,100	137,308
Future Corp.	5,100	57,352
GMO internet group Inc.	8,500	153,625
Mitsubishi Research Institute Inc.	1,700	57,242
NEC Networks & System Integration Corp.	8,500	139,153
NET One Systems Co. Ltd.	11,900	206,512
NS Solutions Corp.	5,100	170,685
NSD Co. Ltd.	10,200	194,599
Sakura Internet Inc.	3,400	146,278
SB Technology Corp.	1,700	24,284
SHIFT Inc.(a)(b)	1,700	314,303
Simplex Holdings Inc.	5,100	87,055
TechMatrix Corp.	5,100	68,196
Zuken Inc.	1,700	52,546

		2,543,977

Leisure Products — 0.8%
GLOBERIDE Inc.	1,700	22,660
Mizuno Corp.	1,700	59,776
Roland Corp.	1,700	51,616
Sankyo Co. Ltd.	25,500	291,302
Sega Sammy Holdings Inc.	22,100	277,445
Tomy Co. Ltd.	10,200	181,682
Tsuburaya Fields Holdings Inc.(a)	5,100	52,142
Universal Entertainment Corp.	3,400	41,878
Yonex Co. Ltd.	8,500	63,925

		1,042,426

Life Sciences Tools & Services — 0.0%
Shin Nippon Biomedical Laboratories Ltd.(a)	3,400	37,323

Machinery — 8.0%
Aichi Corp.	3,400	24,668
Aida Engineering Ltd.	5,100	29,323
Amada Co. Ltd.	45,900	510,323
CKD Corp.	6,800	139,822
Daiwa Industries Ltd.	3,400	32,385
DMG Mori Co. Ltd.	17,000	393,521
Ebara Corp.	11,900	1,005,694
Fuji Corp./Aichi	10,200	175,692
Fujitec Co. Ltd.	8,500	218,637
Fukushima Galilei Co. Ltd.	1,700	64,739

Security	Shares	Value

Machinery (continued)
Furukawa Co. Ltd.	3,400	$40,176
Giken Ltd.	1,700	22,924
Glory Ltd.	5,100	99,581
Harmonic Drive Systems Inc.	6,800	178,411
Hino Motors Ltd.(b)	39,100	130,233
Hirata Corp.	1,700	92,375
Hitachi Zosen Corp.	22,100	181,767
IHI Corp.	20,400	449,959
Japan Steel Works Ltd. (The)	8,500	155,155
Kawasaki Heavy Industries Ltd.	20,400	564,194
Kitz Corp.	8,500	71,429
Kurita Water Industries Ltd.	13,600	554,270
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,400	56,601
Makino Milling Machine Co. Ltd.	3,400	132,768
Max Co. Ltd.	3,400	72,394
Meidensha Corp.	5,100	90,395
METAWATER Co. Ltd.	3,400	52,489
Mitsubishi Logisnext Co. Ltd.	5,100	56,488
Mitsuboshi Belting Ltd.	3,400	112,829
Miura Co. Ltd.	11,900	254,017
Morita Holdings Corp.	3,400	36,012
Nabtesco Corp.	15,300	254,118
Nachi-Fujikoshi Corp.	1,700	38,968
Namura Shipbuilding Co. Ltd.	6,800	94,344
NGK Insulators Ltd.	32,300	421,811
Nikkiso Co. Ltd.	6,800	56,941
Nitta Corp.	1,700	42,547
Nomura Micro Science Co. Ltd.	500	63,701
Noritake Co. Ltd./Nagoya Japan	1,700	94,914
NSK Ltd.	51,000	279,963
NTN Corp.	57,800	122,882
Obara Group Inc.	1,700	43,013
Oiles Corp.	3,496	48,088
OKUMA Corp.	3,400	160,384
Organo Corp.	3,400	174,748
OSG Corp.	10,200	143,177
Ryobi Ltd.	3,400	57,201
Shibaura Machine Co. Ltd.	3,400	83,560
Shibuya Corp.	1,700	35,449
Shima Seiki Manufacturing Ltd.	3,400	31,167
Shinmaywa Industries Ltd.	6,800	55,300
Star Micronics Co. Ltd.	5,100	61,554
Sumitomo Heavy Industries Ltd.	15,300	455,956
Tadano Ltd.	13,600	115,184
Takeuchi Manufacturing Co. Ltd.	5,100	179,515
Takuma Co. Ltd.	10,200	132,692
THK Co. Ltd.	15,300	337,185
Tocalo Co. Ltd.	6,800	78,395
Tsubakimoto Chain Co.	3,400	110,866
Tsugami Corp.	5,100	40,393
Tsurumi Manufacturing Co. Ltd.	1,700	39,782
Union Tool Co.	1,700	43,444
YAMABIKO Corp.	3,400	41,976

		9,938,489

Marine Transportation — 0.1%
Iino Kaiun Kaisha Ltd.	10,200	87,329
NS United Kaiun Kaisha Ltd.	1,700	60,274

		147,603

Media — 1.2%
CyberAgent Inc.	59,500	417,810
Fuji Media Holdings Inc.	6,800	81,443

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Hakuhodo DY Holdings Inc.	28,900	$269,021
Kadokawa Corp.	11,916	227,520
Nippon Television Holdings Inc.	6,800	96,297
Septeni Holdings Co. Ltd.	10,200	31,913
SKY Perfect JSAT Holdings Inc.	20,400	121,099
TBS Holdings Inc.	5,100	134,130
TV Asahi Holdings Corp.	3,400	44,086
ValueCommerce Co. Ltd.	1,700	12,928
Vector Inc.	3,400	27,862
Zenrin Co. Ltd.	5,100	29,001

		1,493,110

Metals & Mining — 2.4%
ARE Holdings Inc.	10,200	131,893
Daido Steel Co. Ltd.	17,000	201,212
Daiki Aluminium Industry Co. Ltd.	3,400	26,992
Dowa Holdings Co. Ltd.	6,800	237,603
Kobe Steel Ltd.	49,300	676,197
Kyoei Steel Ltd.	3,400	55,184
Maruichi Steel Tube Ltd.	8,500	222,507
Mitsubishi Materials Corp.	17,000	297,622
Mitsui Mining & Smelting Co. Ltd.	6,800	200,485
Nippon Light Metal Holdings Co. Ltd.	10,200	117,684
Nittetsu Mining Co. Ltd.	1,700	56,869
Osaka Steel Co. Ltd.	1,700	25,650
OSAKA Titanium Technologies Co. Ltd.(a)	3,400	60,525
Sanyo Special Steel Co. Ltd.	3,400	51,247
Toho Titanium Co. Ltd.(a)	5,100	56,060
Tokyo Steel Manufacturing Co. Ltd.	6,800	75,822
UACJ Corp.	5,114	140,488
Yamato Kogyo Co. Ltd.	5,100	284,638
Yodogawa Steel Works Ltd.	3,400	101,389

		3,020,067

Office REITs — 1.1%
Daiwa Office Investment Corp.	34	132,320
Global One Real Estate Investment Corp.	136	96,657
Ichigo Office REIT Investment Corp.	136	71,146
Japan Excellent Inc.	170	133,966
Japan Prime Realty Investment Corp.	119	260,976
Mirai Corp.	255	75,216
Mori Hills REIT Investment Corp.	204	178,457
One REIT Inc.	34	57,762
Orix JREIT Inc.	357	376,694

		1,383,194

Oil, Gas & Consumable Fuels — 0.8%
Cosmo Energy Holdings Co. Ltd.	8,500	378,365
Itochu Enex Co. Ltd.	6,800	69,438
Iwatani Corp.	5,100	253,511
Japan Petroleum Exploration Co. Ltd.	5,100	207,113
Mitsuuroko Group Holdings Co. Ltd.	5,100	48,300
San-Ai Obbli Co. Ltd.	6,800	89,217

		1,045,944

Paper & Forest Products — 0.7%
Daio Paper Corp.	11,900	88,241
Hokuetsu Corp.(a)	13,600	134,894
Nippon Paper Industries Co. Ltd.(b)	13,600	103,667
Oji Holdings Corp.	117,300	458,731
Tokushu Tokai Paper Co. Ltd.	1,700	44,320

		829,853

Personal Care Products — 1.3%
Euglena Co. Ltd.(b)	13,600	55,999
Fancl Corp.	10,200	140,934

Security	Shares	Value

Personal Care Products (continued)
Kobayashi Pharmaceutical Co. Ltd.	6,800	$271,281
Kose Corp.	5,100	284,426
Mandom Corp.	5,100	45,503
Milbon Co. Ltd.	3,400	73,255
Noevir Holdings Co. Ltd.	1,700	59,239
Pola Orbis Holdings Inc.	11,900	118,799
Rohto Pharmaceutical Co. Ltd.	25,500	518,619
YA-MAN Ltd.(a)	3,400	22,657

		1,590,712

Pharmaceuticals — 1.6%
Hisamitsu Pharmaceutical Co. Inc.	6,800	175,728
JCR Pharmaceuticals Co. Ltd.	10,200	61,269
Kaken Pharmaceutical Co. Ltd.	5,100	120,779
Kissei Pharmaceutical Co. Ltd.	3,400	77,118
Kyorin Pharmaceutical Co. Ltd.	5,100	60,608
Mochida Pharmaceutical Co. Ltd.	3,400	74,189
Nippon Shinyaku Co. Ltd.	6,800	216,021
Santen Pharmaceutical Co. Ltd.	45,900	454,906
Sawai Group Holdings Co. Ltd.	5,100	195,254
Sosei Group Corp.(a)(b)	10,200	99,176
Sumitomo Pharma Co., Ltd.	22,100	54,734
Taisho Pharmaceutical Holdings Co. Ltd.	1,700	97,271
Torii Pharmaceutical Co. Ltd.	1,700	48,405
Towa Pharmaceutical Co. Ltd.	3,400	63,269
Tsumura & Co.	8,500	156,563
ZERIA Pharmaceutical Co. Ltd.	3,400	48,096

		2,003,386

Professional Services — 2.7%
BayCurrent Consulting Inc.	18,700	418,355
Bell System24 Holdings Inc.	5,100	57,874
Benefit One Inc.	10,200	148,046
Dip Corp.	5,100	89,518
en Japan Inc.	3,400	57,407
Fullcast Holdings Co. Ltd.	3,400	34,932
Funai Soken Holdings Inc.	5,100	85,832
Infomart Corp.	27,200	77,478
Insource Co. Ltd.	6,800	40,103
JAC Recruitment Co. Ltd.	8,500	43,631
Link And Motivation Inc.	6,800	28,040
Management Solutions Co. Ltd.	1,700	34,359
MEITEC Group Holdings Inc.	10,200	206,541
Nihon M&A Center Holdings Inc.	40,800	273,630
Nomura Co. Ltd.	10,200	58,105
Open Up Group Inc.	6,816	99,481
Outsourcing Inc.(b)	15,300	179,107
Pasona Group Inc.	3,400	65,141
Persol Holdings Co. Ltd.	258,400	374,398
SMS Co. Ltd.	10,200	181,117
TechnoPro Holdings Inc.	15,300	306,416
TKC Corp.	3,400	84,175
Transcosmos Inc.	3,400	69,106
UT Group Co. Ltd.(b)	3,400	79,855
Visional Inc.(b)	3,400	195,250
WDB Holdings Co. Ltd.	1,700	25,590

		3,313,487

Real Estate Management & Development — 1.6%
Aeon Mall Co. Ltd.	11,900	138,936
Goldcrest Co. Ltd.	1,700	25,941
Heiwa Real Estate Co. Ltd.	3,400	89,049
Ichigo Inc.	34,000	88,672
Kasumigaseki Capital Co. Ltd.(a)	900	82,847

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Katitas Co. Ltd.	6,800	$91,560
Keihanshin Building Co. Ltd.	3,400	34,057
Leopalace21 Corp.(a)(b)	22,100	67,788
Raysum Co. Ltd.	1,700	41,049
Relo Group Inc.	15,300	123,247
SAMTY Co. Ltd.	3,400	56,048
SRE Holdings Corp.(a)(b)	1,700	41,226
Starts Corp. Inc.	3,400	68,753
Sun Frontier Fudousan Co. Ltd.	3,400	37,716
TKP Corp.(a)(b)	1,700	18,635
Tokyo Tatemono Co. Ltd.	25,500	369,890
Tokyu Fudosan Holdings Corp.	83,300	547,009
Tosei Corp.	3,400	46,432

		1,968,855

Residential REITs — 0.9%
Advance Residence Investment Corp.	187	381,948
Comforia Residential REIT Inc.	85	162,703
Daiwa Securities Living Investments Corp.	272	182,928
Nippon Accommodations Fund Inc.	68	257,794
Samty Residential Investment Corp.	51	34,665
Starts Proceed Investment Corp.	34	43,608

		1,063,646

Retail REITs — 0.4%
AEON REIT Investment Corp.	238	208,874
Frontier Real Estate Investment Corp.	68	194,955
Fukuoka REIT Corp.	85	94,020

		497,849

Semiconductors & Semiconductor Equipment — 2.6%
Abalance Corp.(a)	1,700	22,897
Ferrotec Holdings Corp.	6,800	136,010
Japan Material Co. Ltd.	8,500	144,804
Megachips Corp.	1,700	47,507
Micronics Japan Co. Ltd.	3,400	171,520
Mimasu Semiconductor Industry Co. Ltd.	1,700	36,211
Mitsui High-Tec Inc.	1,700	95,582
Optorun Co. Ltd.	3,400	46,266
Rorze Corp.	1,700	240,012
RS Technologies Co. Ltd.	1,700	31,034
Sanken Electric Co. Ltd.	3,400	172,238
Shibaura Mechatronics Corp.	1,700	74,904
Shinko Electric Industries Co. Ltd.	8,500	308,602
Socionext Inc.	23,800	613,664
Tokyo Seimitsu Co. Ltd.	5,100	349,863
Towa Corp.	3,400	213,398
Tri Chemical Laboratories Inc.	3,400	109,872
Ulvac Inc.	6,800	419,377

		3,233,761

Software — 1.5%
Appier Group Inc.(a)(b)	8,500	107,154
Cybozu Inc.	3,400	42,116
Digital Arts Inc.	1,700	50,344
Freee KK(b)	6,800	158,013
Fuji Soft Inc.	6,800	290,007
Fukui Computer Holdings Inc.	1,700	29,990
I’ll Inc.	1,700	43,934
Justsystems Corp.	5,100	91,464
Money Forward Inc.(b)	6,800	302,082
OBIC Business Consultants Co. Ltd.	3,400	162,525
PKSHA Technology Inc.(a)(b)	1,700	72,181
Plus Alpha Consulting Co. Ltd.	3,400	57,502
Rakus Co. Ltd.	11,900	188,262

Security	Shares	Value

Software (continued)
Sansan Inc.(b)	10,200	$121,966
Systena Corp.	40,800	78,532
WingArc1st Inc.	3,400	67,970

		1,864,042

Specialty Retail — 2.6%
ABC-Mart Inc.	13,600	233,210
Adastria Co. Ltd.	3,400	77,531
Alpen Co. Ltd.	1,700	22,474
AOKI Holdings Inc.	5,100	38,088
Aoyama Trading Co. Ltd.	5,100	55,382
Arclands Corp.	6,579	73,892
Autobacs Seven Co. Ltd.	8,500	95,046
Bic Camera Inc.	13,600	116,809
DCM Holdings Co. Ltd.	15,300	147,264
EDION Corp.	8,500	87,219
Geo Holdings Corp.	3,400	43,999
IDOM Inc.	8,500	51,440
JINS Holdings Inc.	1,700	46,742
Joshin Denki Co. Ltd.	3,400	53,166
Joyful Honda Co. Ltd.	6,800	94,766
Kohnan Shoji Co. Ltd.	3,400	95,487
Komeri Co. Ltd.	5,100	118,744
K’s Holdings Corp.	18,700	161,988
Nafco Co. Ltd.	1,700	28,597
Nextage Co. Ltd.(a)	6,800	111,075
Nishimatsuya Chain Co. Ltd.	5,100	76,405
Nojima Corp.	8,500	95,615
PAL GROUP Holdings Co. Ltd.	5,100	77,548
Sanrio Co. Ltd.	6,800	381,292
Shimamura Co. Ltd.	6,800	362,049
T-Gaia Corp.	1,700	24,136
United Arrows Ltd.	3,400	40,089
VT Holdings Co. Ltd.	10,200	35,491
Workman Co. Ltd.(a)	3,400	91,989
Yamada Holdings Co. Ltd.	79,900	229,692
Yellow Hat Ltd.	5,100	66,580

		3,233,805

Technology Hardware, Storage & Peripherals — 0.6%
Eizo Corp.	1,700	58,637
Elecom Co. Ltd.	6,800	72,710
Konica Minolta Inc.(b)	64,600	213,289
MCJ Co. Ltd.	8,500	77,410
Riso Kagaku Corp.	3,400	74,773
Toshiba TEC Corp.	5,100	106,766
Wacom Co. Ltd.	20,400	85,670

		689,255

Textiles, Apparel & Luxury Goods — 1.3%
Asics Corp.	22,100	940,535
Descente Ltd.	5,100	114,987
Goldwin Inc.	3,400	197,240
Gunze Ltd.	1,700	63,780
Japan Wool Textile Co. Ltd. (The)	6,800	62,435
Onward Holdings Co. Ltd.	13,600	46,573
Seiko Group Corp.	3,400	79,096
Wacoal Holdings Corp.	5,100	124,220

		1,628,866

Trading Companies & Distributors — 1.7%
Hanwa Co. Ltd.	5,100	194,038
Inaba Denki Sangyo Co. Ltd.	6,800	160,664
Inabata & Co. Ltd.	6,800	145,181
Japan Pulp & Paper Co. Ltd.	1,700	58,382

22	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Kanamoto Co. Ltd.	3,400	$65,199
Kanematsu Corp.	10,200	162,754
MARUKA FURUSATO Corp.	1,700	25,641
Nagase & Co. Ltd.	11,900	198,106
Nichiden Corp.	1,700	29,539
Nishio Holdings Co. Ltd.	1,700	44,143
Sojitz Corp.	30,600	777,129
Sumiseki Holdings Inc.	1,700	31,558
Trusco Nakayama Corp.	6,800	105,643
Wakita & Co. Ltd.	5,100	52,317
Yamazen Corp.	8,500	72,029
Yuasa Trading Co. Ltd.	1,700	57,001

		2,179,324

Transportation Infrastructure — 0.8%
Japan Airport Terminal Co. Ltd.	8,500	334,758
Kamigumi Co. Ltd.	11,900	278,626
Mitsubishi Logistics Corp.	6,800	208,792
Sumitomo Warehouse Co. Ltd. (The)	6,800	117,130

		939,306

Wireless Telecommunication Services — 0.1%
Okinawa Cellular Telephone Co.	3,400	81,802

Total Long-Term Investments — 99.7% (Cost: $130,200,838)		123,956,313

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(d)(e)	3,135,112	$3,136,679
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(c)(d)	40,000	40,000

Total Short-Term Securities — 2.5% (Cost: $3,176,403)		3,176,679

Total Investments — 102.2% (Cost: $133,377,241)		127,132,992

Liabilities in Excess of Other Assets — (2.2)%		(2,794,452)

Net Assets — 100.0%		$124,338,540

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,382,293	$753,977	(a)	$—		$26	$383	$3,136,679	3,135,112	$32,216	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	—		(10,000	)(a)	—	—	40,000	40,000	2,220		—

						$26	$383	$3,176,679		$34,436		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	24	03/07/24	$430	$31,573

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Japan Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$31,573	$—	$—	$—	$31,573

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$53,297	$—	$—	$—	$53,297

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$25,106	$—	$—	$—	$25,106

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$753,143

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$389,837	$123,566,476	$—	$123,956,313
Short-Term Securities
Money Market Funds	3,176,679	—	—	3,176,679

	$3,566,516	$123,566,476	$—	$127,132,992

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$31,573	$—	$31,573

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

24	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Malaysia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 39.8%
AMMB Holdings Bhd	4,504,537	$4,123,388
CIMB Group Holdings Bhd	15,813,612	21,534,634
Hong Leong Bank Bhd	1,607,040	6,682,387
Malayan Banking Bhd	13,411,681	26,945,541
Public Bank Bhd	35,976,400	33,390,800
RHB Bank Bhd	3,707,402	4,378,586

		97,055,336

Chemicals — 4.2%
Petronas Chemicals Group Bhd	6,919,500	10,213,044

Construction & Engineering — 2.1%
Gamuda Bhd	4,722,500	5,264,361

Diversified Telecommunication Services — 1.5%
Telekom Malaysia Bhd	2,845,100	3,629,085

Electric Utilities — 6.3%
Tenaga Nasional Bhd	6,435,812	15,270,729

Food Products — 11.7%
IOI Corp. Bhd	6,212,930	5,209,429
Kuala Lumpur Kepong Bhd	1,202,200	5,680,974
Nestle Malaysia Bhd	173,900	4,576,991
PPB Group Bhd	1,582,019	5,193,943
QL Resources Bhd	2,706,350	3,312,153
Sime Darby Plantation Bhd	5,127,155	4,685,616

		28,659,106

Gas Utilities — 3.0%
Petronas Gas Bhd	1,956,000	7,394,508

Health Care Providers & Services — 2.9%
IHH Healthcare Bhd	5,441,000	7,051,343

Hotels, Restaurants & Leisure — 4.0%
Genting Bhd	5,269,400	5,300,688
Genting Malaysia Bhd	7,337,200	4,443,758

		9,744,446

Industrial Conglomerates — 1.6%
Sime Darby Bhd	6,737,155	3,849,608

Marine Transportation — 2.2%
MISC Bhd	3,309,320	5,305,540

Metals & Mining — 3.7%
Press Metal Aluminium Holdings Bhd	9,162,900	9,043,250

Multi-Utilities — 3.9%
YTL Corp. Bhd	7,863,200	4,424,137

Security	Shares	Value

Multi-Utilities (continued)
YTL Power International Bhd	6,048,300	$5,034,409

		9,458,546

Oil, Gas & Consumable Fuels — 1.4%
Petronas Dagangan Bhd	736,500	3,544,760

Semiconductors & Semiconductor Equipment — 1.9%
Inari Amertron Bhd	6,945,100	4,649,318

Specialty Retail — 1.1%
MR DIY Group M Bhd(a)	8,168,000	2,684,598

Transportation Infrastructure — 1.7%
Malaysia Airports Holdings Bhd	2,267,900	4,052,638

Wireless Telecommunication Services — 6.8%
Axiata Group Bhd	6,805,100	3,989,078
CELCOMDIGI Bhd	8,697,400	7,986,436
Maxis Bhd(b)	5,806,500	4,551,719

		16,527,233

Total Long-Term Investments — 99.8% (Cost: $159,357,657)		243,397,449

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(d)(e)	873,952	874,389
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(c)(d)	320,000	320,000

Total Short-Term Securities — 0.5% (Cost: $1,194,530)		1,194,389

Total Investments — 100.3% (Cost: $160,552,187)		244,591,838

Liabilities in Excess of Other Assets — (0.3)%		(780,960)

Net Assets — 100.0%		$243,810,878

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Malaysia ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$626,494	$246,944	(a)	$—	$1,189	$(238)	$874,389	873,952	$21,571	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	250,000	70,000	(a)	—	—	—	320,000	320,000	10,650		—

					$1,189	$(238)	$1,194,389		$32,221		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	2	03/15/24	$102	$3,285

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$3,285	$—	$—	$—	$3,285

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(100,429)	$—	$—	$—	$(100,429)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$10,063	$—	$—	$—	$10,063

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$149,550

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

26	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Malaysia ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$56,900,992	$186,496,457	$—	$243,397,449
Short-Term Securities
Money Market Funds	1,194,389	—	—	1,194,389

	$58,095,381	$186,496,457	$—	$244,591,838

Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,285	$—	$—	$3,285

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Pacific ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 67.5%
Ampol Ltd.	257,370	$6,597,644
ANZ Group Holdings Ltd.	3,237,388	60,007,109
APA Group	1,384,024	7,065,815
Aristocrat Leisure Ltd.	625,735	19,011,966
ASX Ltd.	210,153	9,004,402
Aurizon Holdings Ltd.	1,964,712	4,869,388
BHP Group Ltd.	5,456,166	156,408,147
BlueScope Steel Ltd.	482,167	7,170,053
Brambles Ltd.	1,499,561	14,724,169
CAR Group Ltd.	385,921	9,245,749
Cochlear Ltd.	70,330	16,031,949
Coles Group Ltd.	1,443,058	15,872,563
Commonwealth Bank of Australia	1,802,653	136,742,903
Computershare Ltd.	579,958	9,801,293
CSL Ltd.	520,018	96,808,750
Dexus	1,148,022	5,497,682
Endeavour Group Ltd./Australia	1,529,307	5,474,733
Fortescue Ltd.	1,822,867	30,766,362
Goodman Group	1,839,911	35,818,627
GPT Group (The)	2,044,629	5,782,654
IDP Education Ltd.	282,233	3,505,810
Insurance Australia Group Ltd.	2,600,760	10,498,394
James Hardie Industries PLC(a)	473,835	18,742,736
Lottery Corp. Ltd. (The)	2,398,686	7,936,632
Macquarie Group Ltd.	393,834	50,008,793
Medibank Pvt Ltd.	2,971,416	6,944,113
Mineral Resources Ltd.	189,169	8,208,841
Mirvac Group	4,264,721	6,048,885
National Australia Bank Ltd.	3,357,905	74,609,695
Northern Star Resources Ltd.	1,237,061	10,283,278
Orica Ltd.	518,844	5,781,972
Origin Energy Ltd.	1,843,511	10,769,633
Pilbara Minerals Ltd.	3,081,666	8,415,401
Qantas Airways Ltd.(a)	901,905	3,014,763
QBE Insurance Group Ltd.	1,609,208	18,111,591
Ramsay Health Care Ltd.	198,191	7,070,435
REA Group Ltd.	57,025	7,211,915
Reece Ltd.	240,947	4,218,981
Rio Tinto Ltd.	399,590	32,178,545
Santos Ltd.	3,498,023	16,106,767
Scentre Group	5,587,102	11,307,513
SEEK Ltd.	380,219	6,511,130
Seven Group Holdings Ltd.	176,119	4,408,521
Sonic Healthcare Ltd.	487,682	9,463,846
South32 Ltd.	4,881,157	9,350,713
Stockland	2,573,805	7,520,195
Suncorp Group Ltd.	1,364,075	13,584,889
Telstra Group Ltd.	4,353,154	10,816,334
Transurban Group	3,324,414	29,295,462
Treasury Wine Estates Ltd.	873,447	7,012,344
Vicinity Ltd.	4,130,118	5,215,642
Washington H Soul Pattinson & Co. Ltd	250,433	5,633,428
Wesfarmers Ltd.	1,221,517	53,018,360
Westpac Banking Corp.	3,769,201	64,676,657
WiseTech Global Ltd.	179,423	11,067,392
Woodside Energy Group Ltd.	2,043,880	40,323,266
Woolworths Group Ltd.	1,314,957	27,913,339
Xero Ltd.(a)	155,055	12,895,698

		1,292,383,867

Security	Shares	Value

Hong Kong — 18.1%
AIA Group Ltd.	12,230,214	$98,590,021
BOC Hong Kong Holdings Ltd.	4,006,500	10,525,913
CK Asset Holdings Ltd.	2,115,732	9,732,407
CK Hutchison Holdings Ltd.	2,890,732	14,601,320
CK Infrastructure Holdings Ltd.	683,708	4,014,056
CLP Holdings Ltd.	1,770,500	14,734,319
ESR Group Ltd.(b)	1,837,600	2,448,520
Futu Holdings Ltd., ADR(a)	60,942	3,261,616
Galaxy Entertainment Group Ltd.	2,359,000	12,844,200
Hang Lung Properties Ltd.	1,975,736	2,120,583
Hang Seng Bank Ltd.	823,200	9,379,680
Henderson Land Development Co. Ltd.	1,575,442	4,533,027
HKT Trust & HKT Ltd., Class SS	4,105,338	5,005,445
Hong Kong & China Gas Co. Ltd.	12,150,253	9,367,981
Hong Kong Exchanges & Clearing Ltd.	1,234,500	38,020,819
Hongkong Land Holdings Ltd.	1,197,100	4,053,112
Jardine Matheson Holdings Ltd.	171,900	7,217,174
Link REIT	2,774,863	13,759,455
MTR Corp. Ltd.	1,679,286	5,555,534
Power Assets Holdings Ltd.	1,503,000	9,019,731
Sands China Ltd.(a)	2,615,600	7,426,589
Sino Land Co. Ltd.	4,132,800	4,450,763
SITC International Holdings Co. Ltd.	1,481,000	2,438,625
Sun Hung Kai Properties Ltd.	1,560,000	15,697,142
Swire Pacific Ltd., Class A	466,500	3,864,454
Swire Properties Ltd.	1,279,200	2,631,272
Techtronic Industries Co. Ltd.	1,480,207	15,968,794
WH Group Ltd.(b)	9,027,000	5,424,828
Wharf Holdings Ltd. (The)(c)	1,161,850	4,282,522
Wharf Real Estate Investment Co. Ltd.	1,802,600	6,002,885

		346,972,787

New Zealand — 1.8%
Auckland International Airport Ltd.	1,430,444	7,054,498
EBOS Group Ltd.	166,173	3,745,363
Fisher & Paykel Healthcare Corp. Ltd.	628,599	9,354,458
Mercury NZ Ltd.	742,478	3,019,745
Meridian Energy Ltd.	1,380,646	5,027,352
Spark New Zealand Ltd.	1,952,820	6,028,099

		34,229,515

Singapore — 12.0%
CapitaLand Ascendas REIT	4,018,080	8,188,638
CapitaLand Integrated Commercial Trust	5,733,138	8,362,525
CapitaLand Investment Ltd/Singapore	2,776,300	5,743,377
City Developments Ltd.	542,900	2,288,290
DBS Group Holdings Ltd.	1,949,700	48,343,320
Genting Singapore Ltd.	6,543,800	4,428,385
Grab Holdings Ltd., Class A(a)(c)	2,047,112	6,284,634
Jardine Cycle & Carriage Ltd.	107,900	2,045,409
Keppel Ltd.	1,568,300	8,457,140
Mapletree Logistics Trust	3,774,284	4,157,707
Mapletree Pan Asia Commercial Trust	2,582,900	2,595,181
Oversea-Chinese Banking Corp. Ltd.	3,645,024	35,206,966
Sea Ltd., ADR(a)	396,955	19,260,257
Seatrium Ltd.(a)	47,342,096	3,174,389
Sembcorp Industries Ltd.	971,400	3,689,123
Singapore Airlines Ltd.	1,604,950	7,725,012
Singapore Exchange Ltd.(c)	878,700	6,173,205
Singapore Technologies Engineering Ltd.	1,692,100	5,009,749
Singapore Telecommunications Ltd.	8,899,428	15,532,288
United Overseas Bank Ltd.	1,361,000	28,320,517

28	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Pacific ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Wilmar International Ltd.	2,080,500	$5,137,999

		230,124,111

Total Long-Term Investments — 99.4% (Cost: $1,993,619,430)		1,903,710,280

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	4,232,655	4,234,771
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)	1,420,000	1,420,000

Total Short-Term Securities — 0.3% (Cost: $5,652,565)		5,654,771

Total Investments — 99.7% (Cost: $1,999,271,995)		1,909,365,051

Other Assets Less Liabilities — 0.3%		6,373,727

Net Assets — 100.0%		$1,915,738,778

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$9,545,074	$—		$(5,315,682	)(a)	$6,531	$(1,152)	$4,234,771	4,232,655	$39,312	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	820,000	600,000	(a)	—		—	—	1,420,000	1,420,000	46,595		—

						$6,531	$(1,152)	$5,654,771		$85,907		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
SPI 200 Index	67	03/21/24	$8,359	$129,290

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Pacific ex Japan ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

MSCI Singapore Index	160	03/27/24	$3,351	$(5,622)

				$123,668

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$129,290	$—	$—	$—	$129,290

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$5,622	$—	$—	$—	$5,622

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(51,647)	$—	$—	$—	$(51,647)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(21,517)	$—	$—	$—	$(21,517)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$11,164,214

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$44,908,849	$1,858,801,431	$—	$1,903,710,280
Short-Term Securities
Money Market Funds	5,654,771	—	—	5,654,771

	$50,563,620	$1,858,801,431	$—	$1,909,365,051

30	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Pacific ex Japan ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$129,290	$—	$129,290
Liabilities
Equity Contracts	—	(5,622)	—	(5,622)

	$—	$123,668	$—	123,668

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Singapore ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.0%
Singapore Technologies Engineering Ltd.	4,000,000	$11,842,679

Banks — 44.8%
DBS Group Holdings Ltd.	3,183,200	78,928,274
Oversea-Chinese Banking Corp. Ltd.	5,806,650	56,085,921
United Overseas Bank Ltd.	2,125,800	44,234,941

		179,249,136

Capital Markets — 3.4%
Singapore Exchange Ltd.(a)	1,953,200	13,721,979

Diversified Telecommunication Services — 4.6%
Singapore Telecommunications Ltd.	10,488,868	18,306,358

Entertainment — 5.0%
Sea Ltd., ADR(b)	410,365	19,910,910

Food Products — 3.0%
Wilmar International Ltd.	4,889,500	12,075,101

Ground Transportation — 3.4%
Grab Holdings Ltd., Class A(b)	4,440,953	13,633,726

Hotels, Restaurants & Leisure — 2.6%
Genting Singapore Ltd.	15,280,942	10,341,071

Industrial Conglomerates — 6.1%
Jardine Cycle & Carriage Ltd.	344,600	6,532,420
Keppel Ltd.	3,299,900	17,794,884

		24,327,304

Industrial REITs — 6.9%
CapitaLand Ascendas REIT	8,525,894	17,375,329
Mapletree Logistics Trust	9,275,013	10,217,245

		27,592,574

Machinery — 2.2%
Seatrium Ltd.(b)	129,732,015	8,698,809

Multi-Utilities — 2.3%
Sembcorp Industries Ltd.	2,405,300	9,134,700

Security	Shares	Value

Passenger Airlines — 4.0%
Singapore Airlines Ltd.	3,362,767	$16,185,809

Real Estate Management & Development — 3.4%
CapitaLand Investment Ltd/Singapore	3,357,100	6,944,887
City Developments Ltd.	1,623,800	6,844,218

		13,789,105

Retail REITs — 4.7%
CapitaLand Integrated Commercial Trust	7,749,994	11,304,370
Mapletree Pan Asia Commercial Trust	7,401,600	7,436,794

		18,741,164

Total Long-Term Investments — 99.4% (Cost: $418,998,570)		397,550,425

Short-Term Securities

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(d)(e)	10,412,274	10,417,480
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(c)(d)	220,000	220,000

Total Short-Term Securities — 2.7% (Cost: $10,636,186)		10,637,480

Total Investments — 102.1% (Cost: $429,634,756)		408,187,905

Liabilities in Excess of Other Assets — (2.1)%		(8,307,779)

Net Assets — 100.0%		$399,880,126

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,785,173	$7,630,612	(a)	$—		$608	$1,087	$10,417,480	10,412,274	$23,262	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	420,000	—		(200,000	)(a)	—	—	220,000	220,000	18,633		—

						$608	$1,087	$10,637,480		$41,895		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

32	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Singapore ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Singapore Index	67	03/27/24	$1,403	$(3,676)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	HSBC Bank PLC	02/08/28	$704,845	$(199)	$704,646	0.2%

					$(199)	$704,646

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Singapore ETF

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Capital Markets
Singapore Exchange Ltd.	100,300	$704,646	100.0%

Net Value of Reference Entity — HSBC Bank PLC		$704,646

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Total Return Swaps	$—	$—	$—	$(199)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$3,676	$—	$—	$—	$3,676
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$199	$—	$—	$—	$199

	$—	$—	$3,875	$—	$—	$—	$3,875

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(52,924)	$—	$—	$—	$(52,924)
Swaps	—	—	(11,180)	—	—	—	(11,180)

	$—	$—	$(64,104)	$—	$—	$—	$(64,104)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(21,438)	$—	$—	$—	$(21,438)
Swaps	—	—	290	—	—	—	290

	$—	$—	$(21,148)	$—	$—	$—	$(21,148)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,582,878
Total return swaps:
Average notional value	$483,315

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

34	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Singapore ETF

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$—	$3,676
Swaps - OTC	—	199

Total derivative assets and liabilities in the Statement of Assets and Liabilities	—	3,875
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(3,676)

Total derivative assets and liabilities subject to an MNA	$—	$199

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(a)

HSBC Bank PLC	$199	$—	$—	$—	$199

(a)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$33,544,636	$364,005,789	$—	$397,550,425
Short-Term Securities
Money Market Funds	10,637,480	—	—	10,637,480

	$44,182,116	$364,005,789	$—	$408,187,905

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(3,875)	$—	$(3,875)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Taiwan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobile Components — 0.5%
Cheng Shin Rubber Industry Co. Ltd.(a)	12,577,670	$18,696,254

Banks — 10.8%
Chang Hwa Commercial Bank Ltd.	34,549,700	19,467,208
CTBC Financial Holding Co. Ltd.	72,496,325	67,487,773
E.Sun Financial Holding Co. Ltd.(a)	59,583,952	47,635,171
First Financial Holding Co. Ltd.(a)	48,127,076	41,277,430
Hua Nan Financial Holdings Co. Ltd.	44,233,387	30,804,766
Mega Financial Holding Co. Ltd.(a)	47,612,493	58,331,943
Shanghai Commercial & Savings Bank Ltd. (The)	19,616,218	27,929,443
SinoPac Financial Holdings Co. Ltd.	54,677,250	34,792,491
Taishin Financial Holding Co. Ltd.	55,562,619	30,595,443
Taiwan Business Bank	33,416,104	14,805,496
Taiwan Cooperative Financial Holding Co. Ltd.	46,596,829	38,285,760

		411,412,924

Biotechnology — 0.3%
PharmaEssentia Corp.(a)(b)	1,248,000	12,969,772

Broadline Retail — 0.0%
momo.com Inc.	9,000	126,797

Chemicals — 2.7%
Formosa Chemicals & Fibre Corp.(a)	14,970,610	27,113,501
Formosa Plastics Corp.(a)	16,222,518	36,816,760
Nan Ya Plastics Corp.(a)	19,925,938	37,680,880

		101,611,141

Communications Equipment — 1.2%
Accton Technology Corp.	2,693,000	44,317,180

Construction Materials — 1.2%
Asia Cement Corp.(a)	14,099,136	18,047,739
Taiwan Cement Corp.(a)	27,196,645	27,649,905

		45,697,644

Consumer Staples Distribution & Retail — 0.7%
President Chain Store Corp.	2,913,215	24,838,279

Diversified Telecommunication Services — 1.5%
Chunghwa Telecom Co. Ltd.(a)	15,017,648	57,212,126

Electrical Equipment — 0.9%
Voltronic Power Technology Corp.	338,000	17,177,537
Walsin Lihwa Corp.(a)	13,562,178	15,885,455
Ya Hsin Industrial Co. Ltd.(c)	6,845,461	2

		33,062,994

Electronic Equipment, Instruments & Components — 12.1%
AUO Corp.	34,702,664	19,246,862
Delta Electronics Inc.	7,582,180	70,655,717
E Ink Holdings Inc.	3,576,000	27,840,161
Hon Hai Precision Industry Co. Ltd.	44,965,296	146,608,254
Innolux Corp.	39,740,399	19,067,980
Largan Precision Co. Ltd.	423,794	34,780,517
Nan Ya Printed Circuit Board Corp.(a)	1,580,000	10,585,808
Pacific Electric Wire & Cable Co. Ltd.(c)	197	—
Synnex Technology International Corp.(a)	8,981,364	22,125,949
Unimicron Technology Corp.(a)	5,769,000	32,779,066
WPG Holdings Ltd.	11,459,604	33,646,602
Yageo Corp.(a)	1,709,767	30,208,791
Zhen Ding Technology Holding Ltd.(a)	4,456,072	14,181,343

		461,727,050

Financial Services — 2.0%
Chailease Holding Co. Ltd.(a)	6,443,790	35,626,750

Security	Shares	Value

Financial Services (continued)
Yuanta Financial Holding Co. Ltd.	47,601,490	$41,366,744

		76,993,494

Food Products — 1.3%
Uni-President Enterprises Corp.	20,004,189	48,574,973

Household Durables — 0.4%
Nien Made Enterprise Co. Ltd.	1,293,000	15,136,153

Industrial Conglomerates — 0.5%
Far Eastern New Century Corp.(a)	19,697,843	20,317,482

Insurance — 4.5%
Cathay Financial Holding Co. Ltd.(a)	35,760,798	51,024,805
China Development Financial Holding Corp.(a)(b)	74,280,587	29,526,138
Fubon Financial Holding Co. Ltd.	31,740,414	68,334,820
Shin Kong Financial Holding Co. Ltd.(a)(b)	80,737,273	21,196,350

		170,082,113

Machinery — 0.8%
Airtac International Group	761,826	29,188,023

Marine Transportation — 1.3%
Evergreen Marine Corp. Taiwan Ltd.	4,495,013	23,548,070
Wan Hai Lines Ltd.(a)	5,983,000	9,531,024
Yang Ming Marine Transport Corp.(a)	9,480,000	14,956,456

		48,035,550

Metals & Mining — 1.0%
China Steel Corp.(a)	50,273,977	39,153,040

Oil, Gas & Consumable Fuels — 0.4%
Formosa Petrochemical Corp.(a)	6,848,950	16,106,670

Passenger Airlines — 0.7%
China Airlines Ltd.(a)	18,155,000	11,497,598
Eva Airways Corp.(a)	14,438,000	14,373,176

		25,870,774

Real Estate Management & Development — 0.3%
Ruentex Development Co. Ltd.	11,427,969	13,151,095

Semiconductors & Semiconductor Equipment — 38.7%
Alchip Technologies Ltd.(a)	283,279	37,161,233
ASE Technology Holding Co. Ltd.	13,193,432	58,244,269
eMemory Technology Inc.	272,000	23,354,528
Global Unichip Corp.(a)	421,000	21,218,368
Globalwafers Co. Ltd.(a)	1,169,000	20,647,284
MediaTek Inc.	5,474,175	197,542,794
Nanya Technology Corp.(a)	8,097,000	17,238,515
Novatek Microelectronics Corp.(a)	2,636,544	50,182,263
Parade Technologies Ltd.(a)	387,000	12,448,723
Powerchip Semiconductor Manufacturing Corp.(a)	14,937,000	13,057,514
Realtek Semiconductor Corp.(a)	2,246,063	40,480,885
Silergy Corp.(a)	1,501,000	19,805,844
Taiwan Semiconductor Manufacturing Co. Ltd.	39,131,882	857,556,225
United Microelectronics Corp.(a)	44,139,501	68,055,534
Vanguard International Semiconductor Corp.(a)	5,405,000	12,346,872
Winbond Electronics Corp.(a)	22,319,737	19,733,048

		1,469,073,899

Specialty Retail — 0.8%
Hotai Motor Co. Ltd.	1,417,500	30,103,850

Technology Hardware, Storage & Peripherals — 12.0%
Acer Inc.(a)	20,186,737	28,870,479
Advantech Co. Ltd.	2,275,021	28,078,222
Asustek Computer Inc.	3,250,857	46,840,484

36	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Taiwan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Catcher Technology Co. Ltd.(a)	3,689,743	$22,989,367
Compal Electronics Inc.	26,190,554	30,243,955
Gigabyte Technology Co. Ltd.(a)	2,130,000	23,297,275
Inventec Corp.(a)	17,143,868	29,861,931
Lite-On Technology Corp.(a)	9,978,071	34,620,478
Micro-Star International Co. Ltd.	4,190,000	25,356,100
Pegatron Corp.	10,242,037	27,732,961
Quanta Computer Inc.(a)	10,891,240	80,032,416
Wistron Corp.(a)	9,881,000	36,181,910
Wiwynn Corp.(a)	575,000	42,450,996

		456,556,574

Textiles, Apparel & Luxury Goods — 1.4%
Eclat Textile Co. Ltd.	1,216,601	20,793,849
Feng TAY Enterprise Co. Ltd.(a)	3,215,916	16,823,174
Pou Chen Corp.	17,089,103	16,509,438

		54,126,461

Transportation Infrastructure — 0.4%
Taiwan High Speed Rail Corp.	16,422,000	15,692,943

Wireless Telecommunication Services — 1.4%
Far EasTone Telecommunications Co. Ltd.	10,346,259	25,776,655
Taiwan Mobile Co. Ltd.	8,278,609	25,943,884

		51,720,539

Total Long-Term Investments — 99.8% (Cost: $1,449,626,436)		3,791,555,794

Security	Shares	Value

Short-Term Securities

Money Market Funds — 10.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	398,089,888	$398,288,933
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)	1,660,000	1,660,000

Total Short-Term Securities — 10.5% (Cost: $399,864,697)		399,948,933

Total Investments — 110.3% (Cost: $1,849,491,133)		4,191,504,727

Liabilities in Excess of Other Assets — (10.3)%		(392,395,630)

Net Assets — 100.0%		$3,799,109,097

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$460,864,976	$—	$(62,662,980	)(a)	$35,980	$50,957	$398,288,933	398,089,888	$2,415,465	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,050,000	—	(2,390,000	)(a)	—	—	1,660,000	1,660,000	346,207		—

					$35,980	$50,957	$399,948,933		$2,761,672		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE Taiwan Index	120	03/28/24	$7,771	$36,646

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Taiwan ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$36,646	$—	$—	$—	$36,646

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$479,568	$—	$—	$—	$479,568

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(54,670)	$—	$—	$—	$(54,670)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,318,557

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$12,969,772	$3,778,586,020	$2	$3,791,555,794
Short-Term Securities
Money Market Funds	399,948,933	—	—	399,948,933

	$412,918,705	$3,778,586,020	$2	$4,191,504,727

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$36,646	$—	$36,646

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

38	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Thailand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.1%
SCGJWD Logistics PCL, NVDR(a)(b)	617,100	$259,881

Automobile Components — 0.4%
Sri Trang Agro-Industry PCL, NVDR	1,703,345	916,631

Banks — 5.5%
Kasikornbank PCL, NVDR	1,002,600	3,440,538
Kiatnakin Phatra Bank PCL, NVDR	360,673	518,172
Krung Thai Bank PCL, NVDR	5,907,100	2,651,147
SCB X PCL, NVDR	1,424,500	4,474,248
Thanachart Capital PCL, NVDR	448,400	621,996
Tisco Financial Group PCL, NVDR	40,300	112,928
TMBThanachart Bank PCL, NVDR	41,051,200	2,108,608

		13,927,637

Beverages — 1.0%
Carabao Group PCL, NVDR(b)	592,300	1,149,240
Osotspa PCL, NVDR(b)	2,286,400	1,296,938

		2,446,178

Broadline Retail — 1.2%
Central Retail Corp. PCL, NVDR	3,058,934	2,969,268

Building Products — 0.1%
Dynasty Ceramic PCL, NVDR	6,874,840	356,537

Capital Markets — 0.4%
Bangkok Commercial Asset Management PCL, NVDR	3,025,600	709,491
Beyond Securities PCL, NVDR(a)(b)	3,027,100	311,106

		1,020,597

Chemicals — 2.7%
Eastern Polymer Group PCL, NVDR	1,425,400	282,940
Indorama Ventures PCL, NVDR(b)	2,848,110	1,850,924
PTT Global Chemical PCL, NVDR	3,814,707	4,037,459
TOA Paint Thailand PCL, NVDR	1,040,500	580,906

		6,752,229

Construction & Engineering — 0.9%
CH Karnchang PCL, NVDR(b)	1,862,800	1,209,223
PSG Corp. PCL, NVS(a)(b)	21,822,800	444,792
Sino-Thai Engineering & Construction PCL, NVDR(b)	1,796,828	505,949

		2,159,964

Construction Materials — 4.5%
Siam Cement PCL (The), NVDR	1,319,600	9,897,697
Siam City Cement PCL, NVDR	152,600	578,659
Tipco Asphalt PCL, NVDR	1,066,900	472,988
TPI Polene PCL, NVDR	9,673,900	374,926

		11,324,270

Consumer Finance — 3.1%
AEON Thana Sinsap Thailand PCL, NVDR	149,300	625,081
JMT Network Services PCL, NVDR(b)	1,111,800	694,045
Krungthai Card PCL, NVDR(b)	1,745,600	2,081,602
Muangthai Capital PCL, NVDR(b)	1,255,200	1,606,331
Ngern Tid Lor PCL, NVDR	2,138,700	1,343,526
Ratchthani Leasing PCL, NVDR	4,046,769	232,655
Srisawad Corp. PCL, NVDR	1,161,460	1,235,014

		7,818,254

Consumer Staples Distribution & Retail — 7.6%
Berli Jucker PCL, NVDR	77,900	52,653
CP ALL PCL, NVDR	9,877,200	15,837,699
CP Axtra PCL, NVDR	3,577,700	3,322,222

		19,212,574

Security	Shares	Value

Containers & Packaging — 0.7%
SCG Packaging PCL, NVDR	2,177,600	$1,700,357

Diversified Consumer Services — 0.2%
SISB PCL(b)	394,800	457,857

Diversified Telecommunication Services — 1.6%
Jasmine International PCL, NVDR	6,636,768	378,398
Thaicom PCL, NVDR(b)	933,600	307,163
True Corp. PCL, NVDR(a)	17,540,448	3,454,737

		4,140,298

Electronic Equipment, Instruments & Components — 5.6%
Delta Electronics Thailand PCL, NVDR	5,275,300	10,501,618
Ditto Thailand PCL, NVDR(b)	277,560	186,275
Forth Corp. PCL, NVDR(b)	391,800	176,246
Hana Microelectronics PCL, NVDR	953,200	987,678
Jaymart Group Holdings PCL, NVDR(b)	1,112,800	437,916
KCE Electronics PCL, NVDR	1,399,400	1,481,452
Nex Point Parts PCL, NVDR(a)(b)	1,384,900	381,343

		14,152,528

Entertainment — 0.3%
Major Cineplex Group PCL, NVDR(b)	990,500	383,883
RS PCL, NVDR(b)	901,120	357,114

		740,997

Food Products — 3.7%
Betagro PCL, NVS(b)	1,137,100	704,367
Charoen Pokphand Foods PCL, NVDR(b)	6,570,400	3,461,932
GFPT PCL, NVDR(b)	738,200	244,745
Ichitan Group PCL, NVDR	1,100,100	543,762
I-TAIL Corp. PCL, NVS	1,277,600	648,911
Khon Kaen Sugar Industry PCL, NVDR	4,057,178	280,547
R&B Food Supply PCL, NVDR(b)	841,300	279,526
Sappe PCL(b)	181,500	437,571
Srinanaporn Marketing PCL, NVDR(b)	813,300	387,703
Thai Union Group PCL, NVDR	4,808,900	1,932,509
Thai Vegetable Oil PCL, NVDR(b)	681,688	399,148

		9,320,721

Ground Transportation — 0.8%
BTS Group Holdings PCL, NVDR(b)	13,357,200	1,919,566

Health Care Equipment & Supplies — 0.2%
Sri Trang Gloves Thailand PCL, NVDR	1,708,100	408,958

Health Care Providers & Services — 9.5%
Bangkok Chain Hospital PCL, NVDR	2,109,325	1,240,952
Bangkok Dusit Medical Services PCL, NVDR	18,817,800	14,949,986
Bumrungrad Hospital PCL, NVDR	1,009,476	6,298,472
Chularat Hospital PCL, NVDR(b)	8,418,800	690,890
Thonburi Healthcare Group PCL, NVDR	573,800	695,952

		23,876,252

Hotels, Restaurants & Leisure — 3.4%
Asset World Corp. PCL, NVDR(b)	13,532,000	1,453,889
Central Plaza Hotel PCL, NVDR(a)(b)	799,600	959,389
Erawan Group PCL (The), NVDR(a)	4,208,100	556,915
Minor International PCL, NVDR	5,680,610	5,030,027
MK Restaurants Group PCL, NVDR	470,600	492,444

		8,492,664

Independent Power and Renewable Electricity Producers — 6.7%
B Grimm Power PCL, NVDR(b)	1,543,800	1,109,170
Banpu Power PCL, NVDR	1,023,200	399,750
BCPG PCL, NVDR(b)	1,964,050	424,897
CK Power PCL, NVDR(b)	3,461,160	380,467
Electricity Generating PCL, NVDR	400,800	1,313,409

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Thailand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Energy Absolute PCL, NVDR	2,837,600	$2,792,880
Global Power Synergy PCL, NVDR	1,192,300	1,695,746
Gulf Energy Development PCL, NVDR(b)	4,965,800	5,961,921
Gunkul Engineering PCL, NVDR	6,824,222	521,481
Ratch Group PCL, NVDR	1,839,300	1,486,667
SPCG PCL, NVDR(b)	805,400	280,705
Super Energy Corp. PCL, NVDR(a)	17,134,150	162,432
TPI Polene Power PCL, NVDR(b)	4,291,900	404,479

		16,934,004

Insurance — 0.5%
Bangkok Life Assurance PCL, NVDR	1,017,200	508,009
Dhipaya Group Holdings PCL, NVDR(b)	499,300	406,940
TQM Alpha PCL, NVDR	353,400	258,658

		1,173,607

IT Services — 0.1%
SKY ICT PCL, NVDR	241,800	187,089

Marine Transportation — 0.3%
Precious Shipping PCL, NVDR	1,470,200	364,267
Regional Container Lines PCL, NVDR(b)	635,400	394,533

		758,800
Media — 0.4%
BEC World PCL, NVDR	624,690	72,118
Plan B Media PCL, NVDR	3,277,660	800,964
VGI PCL, NVDR(b)	6,564,150	262,182

		1,135,264
Oil, Gas & Consumable Fuels — 14.3%
Bangchak Corp. PCL, NVDR	1,746,300	2,022,650
Bangchak Sriracha PCL, NVDR(b)	1,190,800	328,564
Banpu PCL, NVDR(b)	15,242,924	2,379,047
IRPC PCL, NVDR	17,288,400	939,978
Prima Marine PCL, NVDR(b)	1,703,100	311,198
PTT Exploration & Production PCL, NVDR(b)	2,350,784	9,871,744
PTT PCL, NVDR	16,910,400	16,140,624
Siamgas & Petrochemicals PCL, NVDR	936,700	220,692
Star Petroleum Refining PCL, NVDR	2,955,800	736,013
Thai Oil PCL, NVDR	2,077,300	3,243,204

		36,193,714
Passenger Airlines — 0.4%
Asia Aviation PCL, NVDR(a)	8,444,147	532,989
Bangkok Airways PCL, NVDR	1,251,800	555,200

		1,088,189
Pharmaceuticals — 0.3%
Mega Lifesciences PCL, NVDR	594,000	689,136

Real Estate Management & Development — 7.1%
Amata Corp. PCL, NVDR	1,368,500	859,043
AP Thailand PCL, NVDR	3,725,486	1,091,568
Bangkok Land PCL, NVDR(a)(b)	19,232,600	364,650
Central Pattana PCL, NVDR	3,419,300	6,172,807
Land & Houses PCL, NVDR(b)	14,154,300	2,996,783
MBK PCL, NVDR	1,485,500	684,698
Origin Property PCL, NVDR(b)	1,234,700	261,801
Pruksa Holding PCL, NVDR(b)	943,200	323,978

Security	Shares	Value

Real Estate Management & Development (continued)
Quality Houses PCL, NVDR(b)	12,589,532	$758,215
Sansiri PCL, NVDR	22,304,437	1,145,271
SC Asset Corp. PCL, NVDR(b)	2,495,504	233,775
Supalai PCL, NVDR	2,148,100	1,257,729
WHA Corp. PCL, NVDR	13,901,040	1,783,520

		17,933,838
Specialty Retail — 3.5%
Aurora Design PCL, NVDR(b)	672,500	262,575
Com7 PCL, NVDR(b)	1,827,400	1,058,196
Dohome PCL, NVDR(b)	1,821,541	610,510
Home Product Center PCL, NVDR	10,003,973	3,124,531
PTG Energy PCL, NVDR	1,715,900	435,937
PTT Oil & Retail Business PCL, NVDR(b)	5,066,400	2,555,885
Siam Global House PCL, NVDR	1,891,000	896,333

		8,943,967
Transportation Infrastructure — 6.3%
Airports of Thailand PCL, NVDR(b)	7,249,800	12,847,734
Bangkok Aviation Fuel Services PCL, NVDR(b)	427,900	278,428
Bangkok Expressway & Metro PCL, NVDR	12,920,153	2,904,274

		16,030,436
Water Utilities — 0.3%
TTW PCL, NVDR(b)	2,377,966	623,362
WHA Utilities and Power PCL, NVDR(b)	1,930,800	211,130

		834,492
Wireless Telecommunication Services — 5.5%
Advanced Info Service PCL, NVDR	1,948,419	10,931,305
Intouch Holdings PCL, NVDR(b)	1,626,500	3,073,568

		14,004,873

Total Long-Term Investments — 99.2% (Cost: $369,345,662)		250,281,627

Short-Term Securities

Money Market Funds — 10.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(d)(e)	26,870,353	26,883,788
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(c)(d)	340,000	340,000

Total Short-Term Securities — 10.8% (Cost: $27,214,921)		27,223,788

Total Investments — 110.0% (Cost: $396,560,583)		277,505,415

Liabilities in Excess of Other Assets — (10.0)%		(25,170,415)

Net Assets — 100.0%		$252,335,000

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

40	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Thailand ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$17,594,784	$9,286,383	(a)	$—		$568	$2,053	$26,883,788	26,870,353	$1,019,410	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	900,000	—		(560,000	)(a)	—	—	340,000	340,000	11,322		—

						$568	$2,053	$27,223,788		$1,030,732		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	35	03/15/24	$1,779	$(12,976)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$12,976	$—	$—	$—	$12,976

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(73,526)	$—	$—	$—	$(73,526)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(3,264)	$—	$—	$—	$(3,264)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,062,443

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Thailand ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$8,042,508	$242,239,119	$—	$250,281,627
Short-Term Securities
Money Market Funds	27,223,788	—	—	27,223,788

	$35,266,296	$242,239,119	$—	$277,505,415

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(12,976)	$—	$—	$(12,976)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

42	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 29, 2024

	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF	iShares MSCI Malaysia ETF	iShares MSCI Pacific ex Japan ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$514,954,388	$123,956,313	$243,397,449	$1,903,710,280
Investments, at value — affiliated(c)	3,832,622	3,176,679	1,194,389	5,654,771
Cash	5,205	4,773	5,185	9,752
Cash pledged for futures contracts	29,500	—	10,000	—
Foreign currency collateral pledged for futures contracts(d)	—	16,582	—	695,379
Foreign currency, at value(e)	85,135	71,814	88,180	3,242,013
Receivables:
Investments sold	12,907,325	4,500,259	9,643,663	13,969,167
Securities lending income — affiliated	18,746	5,924	839	12,499
Dividends — unaffiliated	195	365,208	82,269	7,505,308
Dividends — affiliated	2,154	204	1,470	4,217
Tax reclaims	—	621	—	—
Variation margin on futures contracts	—	481	319	54,543

Total assets	531,835,270	132,098,858	254,423,763	1,934,857,929

LIABILITIES
Collateral on securities loaned, at value	3,264,691	3,136,512	856,599	4,260,137
Payables:
Investments purchased	11,588,044	4,571,779	9,662,431	14,152,584
Swaps	24,579	—	—	—
Investment advisory fees	200,109	52,027	93,855	706,430
Variation margin on futures contracts	7,575	—	—	—

Total liabilities	15,084,998	7,760,318	10,612,885	19,119,151

Commitments and contingent liabilities

NET ASSETS	$516,750,272	$124,338,540	$243,810,878	$1,915,738,778

NET ASSETS CONSIST OF
Paid-in capital	$1,355,086,723	$146,511,407	$310,498,250	$2,774,633,854
Accumulated loss	(838,336,451)	(22,172,867)	(66,687,372)	(858,895,076)

NET ASSETS	$516,750,272	$124,338,540	$243,810,878	$1,915,738,778

NET ASSETVALUE

Shares outstanding	31,575,000	1,700,000	11,250,000	45,300,000

Net asset value	$16.37	$73.14	$21.67	$42.29

Shares authorized	375 million	500 million	300 million	1 billion

Par value	$0.001	$0.001	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$732,551,464	$130,200,838	$159,357,657	$1,993,619,430
(b) Securities loaned, at value	$3,205,081	$2,658,878	$812,984	$4,037,696
(c) Investments, at cost — affiliated	$3,833,016	$3,176,403	$1,194,530	$5,652,565
(d) Foreign currency collateral pledged, at cost	$—	$16,906	$—	$716,823
(e) Foreign currency, at cost	$85,382	$71,622	$87,842	$3,233,301

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Assets and Liabilities (unaudited) (continued)

February 29, 2024

	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF	iShares MSCI Thailand ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$397,550,425	$3,791,555,794	$250,281,627
Investments, at value — affiliated(c)	10,637,480	399,948,933	27,223,788
Cash	—	5,635	—
Cash pledged for futures contracts	—	528,000	36,000
Foreign currency collateral pledged for futures contracts(d)	76,548	—	—
Foreign currency, at value(e)	293,590	11,644,103	48,940
Receivables:
Investments sold	9,992,287	80,406,897	1,254,171
Securities lending income — affiliated	2,821	357,234	122,267
Capital shares sold	—	16	—
Dividends — unaffiliated	1,030,362	9,168	1,618,920
Dividends — affiliated	882	6,900	1,114
Variation margin on futures contracts	74,402	43,482	—

Total assets	419,658,797	4,284,506,162	280,586,827

LIABILITIES
Bank overdraft	68,106	—	4,901
Collateral on securities loaned, at value	10,407,011	398,362,305	26,886,014
Payables:
Investments purchased	9,144,153	85,131,293	1,239,675
Foreign taxes	—	141,528	—
Investment advisory fees	159,202	1,761,939	119,856
Variation margin on futures contracts	—	—	1,381
Unrealized depreciation on OTC swaps	199	—	—

Total liabilities	19,778,671	485,397,065	28,251,827

Commitments and contingent liabilities

NET ASSETS	$399,880,126	$3,799,109,097	$252,335,000

NET ASSETS CONSIST OF
Paid-in capital	$775,679,759	$1,507,982,794	$520,312,605
Accumulated earnings (loss)	(375,799,633)	2,291,126,303	(267,977,605)

NET ASSETS	$399,880,126	$3,799,109,097	$252,335,000

NET ASSETVALUE

Shares outstanding	22,450,000	81,600,000	4,250,000

Net asset value	$17.81	$46.56	$59.37

Shares authorized	300 million	900 million	200 million

Par value	$0.001	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$418,998,570	$1,449,626,436	$369,345,662
(b) Securities loaned, at value	$9,906,290	$371,323,554	$24,975,240
(c) Investments, at cost — affiliated	$10,636,186	$399,864,697	$27,214,921
(d) Foreign currency collateral pledged, at cost	$76,622	$—	$—
(e) Foreign currency, at cost	$293,570	$11,682,229	$48,667
See notes to financial statements.

44	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 29, 2024

	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF	iShares MSCI Malaysia ETF	iShares MSCI Pacific ex Japan ETF

INVESTMENT INCOME
Dividends — unaffiliated	$7,641,342	$1,369,677	$4,599,949	$32,231,848
Dividends — affiliated	28,576	2,220	10,650	46,595
Interest — unaffiliated	2,084	—	749	—
Securities lending income — affiliated — net	25,779	32,216	21,571	39,312
Foreign taxes withheld	—	(136,035)	—	(291,722)

Total investment income	7,697,781	1,268,078	4,632,919	32,026,033

EXPENSES
Investment advisory	1,423,244	291,003	588,265	4,291,149
Commitment costs	2,909	561	1,156	—
Interest expense	—	—	347	—

Total expenses	1,426,153	291,564	589,768	4,291,149

Net investment income	6,271,628	976,514	4,043,151	27,734,884

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(67,186,382)	(2,127,536)	1,726,823	(47,338,739)
Investments — affiliated	(1,723)	26	1,189	6,531
Foreign currency transactions	22,955	9,383	(30,122)	271,189
Futures contracts	(577,357)	53,297	(100,429)	(51,647)
In-kind redemptions — unaffiliated(a)	(429,005)	3,317,507	—	4,036,067
Swaps	(381,790)	—	—	—

	(68,553,302)	1,252,677	1,597,461	(43,076,599)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	12,104,668	4,155,690	4,688,047	103,230,545
Investments — affiliated	(394)	383	(238)	(1,152)
Foreign currency translations	678	(10,625)	1,534	(68,066)
Futures contracts	59,370	25,106	10,063	(21,517)
Swaps	20,319	—	—	—

	12,184,641	4,170,554	4,699,406	103,139,810

Net realized and unrealized gain (loss)	(56,368,661)	5,423,231	6,296,867	60,063,211

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(50,097,033)	$6,399,745	$10,340,018	$87,798,095

(a) See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2024

	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF	iShares MSCI Thailand ETF

INVESTMENT INCOME
Dividends — unaffiliated	$4,069,381	$16,348,447	$3,293,204
Dividends — affiliated	18,633	346,207	11,322
Interest — unaffiliated	1,429	39,706	—
Securities lending income — affiliated — net(a)	23,262	2,415,465	1,019,410
Foreign taxes withheld	(89,195)	(3,267,986)	(292,653)
Other foreign taxes	—	(6,411)	—

Total investment income	4,023,510	15,875,428	4,031,283

EXPENSES
Investment advisory	1,143,358	10,115,113	800,000
Commitment costs	2,408	16,909	1,338
Interest expense	—	2,366	108

Total expenses	1,145,766	10,134,388	801,446

Net investment income	2,877,744	5,741,040	3,229,837

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,722,495)	145,644,848	(7,217,496)
Investments — affiliated	608	35,980	568
Foreign currency transactions	30,734	(488,340)	(24,537)
Futures contracts	(52,924)	479,568	(73,526)
In-kind redemptions — unaffiliated(b)	8,730,721	—	413,186
Swaps	(11,180)	—	—

	3,975,464	145,672,056	(6,901,805)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(13,485,063)	301,718,642	(36,864,507)
Investments — affiliated	1,087	50,957	2,053
Foreign currency translations	(4,187)	(10,231)	386
Futures contracts	(21,438)	(54,670)	(3,264)
Swaps	290	—	—

	(13,509,311)	301,704,698	(36,865,332)

Net realized and unrealized gain (loss)	(9,533,847)	447,376,754	(43,767,137)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,656,103)	$453,117,794	$(40,537,300)

(a) Net of securities lending income tax paid of	$—	$585,541	$—
(b) See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

46	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI Hong Kong ETF		iShares MSCI Japan Small-Cap ETF

	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,271,628	$24,045,036	$976,514	$1,366,455
Net realized gain (loss)	(68,553,302)	(49,970,112)	1,252,677	(1,257,808)
Net change in unrealized appreciation (depreciation)	12,184,641	(34,987,506)	4,170,554	9,917,247

Net increase (decrease) in net assets resulting from operations	(50,097,033)	(60,912,582)	6,399,745	10,025,894

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(14,849,755)	(22,175,367)	(1,495,219)	(700,151)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(46,634,759)	(17,339,573)	101,023	47,638,207

NET ASSETS
Total increase (decrease) in net assets	(111,581,547)	(100,427,522)	5,005,549	56,963,950
Beginning of period	628,331,819	728,759,341	119,332,991	62,369,041

End of period	$516,750,272	$628,331,819	$124,338,540	$119,332,991

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Statements of Changes in Net Assets (continued)

	iShares MSCI Malaysia ETF			iShares MSCI Pacific ex Japan ETF

	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,043,151	$8,172,540	$27,734,884		$88,727,313
Net realized gain (loss)	1,597,461	(5,897,731)		(43,076,599)	32,712,198
Net change in unrealized appreciation (depreciation)	4,699,406	(10,151,912)	103,139,810		(70,373,123)

Net increase (decrease) in net assets resulting from operations	10,340,018	(7,877,103)	87,798,095		51,066,388

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,123,972)	(6,188,831)	(42,022,218	)(b)	(73,694,870)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(20,246,522)	37,520,108	27,295,227		(269,711,578)

NET ASSETS
Total increase (decrease) in net assets	(14,030,476)	23,454,174	73,071,104		(292,340,060)
Beginning of period	257,841,354	234,387,180	1,842,667,674		2,135,007,734

End of period	$243,810,878	$257,841,354	$1,915,738,778		$1,842,667,674

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

48	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Singapore ETF			iShares MSCI Taiwan ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,877,744		$22,119,836	$5,741,040	$109,083,296
Net realized gain (loss)	3,975,464		(74,532,096)	145,672,056	330,342,830
Net change in unrealized appreciation (depreciation)		(13,509,311)	88,871,139	301,704,698	(157,200,638)

Net increase (decrease) in net assets resulting from operations		(6,656,103)	36,458,879	453,117,794	282,225,488

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(13,920,026	)(b)	(23,446,994)	(408,443,157)	(610,656,019)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions		(67,583,330)	(78,461,229)	472,442,899	(139,729,366)

NET ASSETS
Total increase (decrease) in net assets		(88,159,459)	(65,449,344)	517,117,536	(468,159,897)
Beginning of period	488,039,585		553,488,929	3,281,991,561	3,750,151,458

End of period	$399,880,126		$488,039,585	$3,799,109,097	$3,281,991,561

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Changes in Net Assets (continued)

		iShares MSCI Thailand ETF

	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,229,837	$8,430,865
Net realized loss	(6,901,805)	(25,464,516)
Net change in unrealized appreciation (depreciation)	(36,865,332)	11,118,097

Net decrease in net assets resulting from operations	(40,537,300)	(5,915,554)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,938,664)	(7,677,615)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(12,276,073)	(12,854,550)

NET ASSETS
Total decrease in net assets	(55,752,037)	(26,447,719)
Beginning of period	308,087,037	334,534,756

End of period	$252,335,000	$308,087,037

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

50	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$18.17		$20.46	$25.80	$22.91	$23.00	$24.18

Net investment income(a)	0.19		0.65	0.62	0.57	0.54	0.62
Net realized and unrealized gain (loss)(b)		(1.56)	(2.35)	(5.37)	2.92	(0.01)	(1.08)

Net increase (decrease) from investment operations		(1.37)	(1.70)	(4.75)	3.49	0.53	(0.46)

Distributions from net investment income(c)		(0.43)	(0.59)	(0.59)	(0.60)	(0.62)	(0.72)

Net asset value, end of period	$16.37		$18.17	$20.46	$25.80	$22.91	$23.00

Total Return(d)
Based on net asset value	(7.63	)%(e)	(8.56)%	(18.61)%	15.24%	2.46%	(2.00)%

Ratios to Average Net Assets(f)
Total expenses	0.50	%(g)	0.50%	0.50%	0.50%	0.51%	0.49%

Net investment income	2.20	%(g)	3.25%	2.70%	2.26%	2.37%	2.52%

Supplemental Data
Net assets, end of period (000)	$516,750		$628,332	$728,759	$1,023,773	$1,328,281	$1,424,663

Portfolio turnover rate(h)		6%	20%	8%	21%	16%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Japan Small-Cap ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$70.20		$62.37	$81.49	$69.91	$68.75	$77.00

Net investment income(a)	0.58		1.18	1.33	1.04	1.21	1.37
Net realized and unrealized gain (loss)(b)	3.29		7.15	(18.87)	11.13	2.78	(7.90)

Net increase (decrease) from investment operations	3.87		8.33	(17.54)	12.17	3.99	(6.53)

Distributions from net investment income(c)		(0.93)	(0.50)	(1.58)	(0.59)	(2.83)	(1.72)

Net asset value, end of period	$73.14		$70.20	$62.37	$81.49	$69.91	$68.75

Total Return(d)
Based on net asset value	5.62	%(e)	13.37%	(21.70)%	17.41%	5.72%	(8.42)%

Ratios to Average Net Assets(f)
Total expenses	0.50	%(g)	0.50%	0.50%	0.50%	0.51%	0.49%

Net investment income	1.67	%(g)	1.78%	1.87%	1.33%	1.75%	1.94%

Supplemental Data
Net assets, end of period (000)	$124,339		$119,333	$62,369	$73,337	$62,921	$109,995

Portfolio turnover rate(h)		10%	8%	16%	21%	10%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

52	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Malaysia ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23		Year Ended 08/31/22		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19

Net asset value, beginning of period	$21.09		$22.48		$26.60		$26.51		$28.02		$32.87

Net investment income(a)	0.36		0.76		0.90		0.98		0.76		1.03
Net realized and unrealized gain (loss)(b)	0.59		(1.57)		(3.77)		(0.05)		(1.41)		(4.85)

Net increase (decrease) from investment operations	0.95		(0.81)		(2.87)		0.93		(0.65)		(3.82)

Distributions from net investment income(c)		(0.37)	(0.58)		(1.25)		(0.84)		(0.86)		(1.03)

Net asset value, end of period	$21.67		$21.09		$22.48		$26.60		$26.51		$28.02

Total Return(d)
Based on net asset value	4.57	%(e)	(3.56)%		(10.92)%		3.51%		(2.27)%		(11.69)%

Ratios to Average Net Assets(f)
Total expenses	0.50	%(g)	0.50%		0.50%		0.50%		0.51%		0.49%

Net investment income	3.42	%(g)	3.50%		3.68%		3.62%		2.86%		3.41%

Supplemental Data
Net assets, end of period (000)	$243,811		$257,841		$234,387		$265,299		$341,922		$390,889

Portfolio turnover rate(h)	7	%(i)	12	%(i)	48	%(i)	28	%(i)	58	%(i)	48	%(i)

(a)   Based on average shares outstanding.

(b)   The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)   Where applicable, assumes the reinvestment of distributions.

(e)   Not annualized.

(f)  Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)   Annualized.

(h)   Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(i) Portfolio turnover rate excluding cash creations was as follows:		7%	8%		11%		7%		16%		9%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex Japan ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$41.22		$41.86	$51.17	$42.98	$44.17	$46.02

Net investment income(a)	0.63		1.82	1.69	1.30	1.29	1.74
Net realized and unrealized gain (loss)(b)	1.41		(0.94)	(8.28)	8.06	(0.98)	(1.58)

Net increase (decrease) from investment operations	2.04		0.88	(6.59)	9.36	0.31	0.16

Distributions from net investment income(c)	(0.97	)(d)	(1.52)	(2.72)	(1.17)	(1.50)	(2.01)

Net asset value, end of period	$42.29		$41.22	$41.86	$51.17	$42.98	$44.17

Total Return(e)
Based on net asset value	4.95	%(f)	2.00%	(13.22)%	21.82%	0.72%	0.56%

Ratios to Average Net Assets(g)
Total expenses	0.48	%(h)	0.48%	0.47%	0.47%	0.48%	0.48%

Net investment income	3.09	%(h)	4.28%	3.61%	2.66%	3.04%	3.89%

Supplemental Data
Net assets, end of period (000)	$1,915,739		$1,842,668	$2,135,008	$2,440,764	$1,882,380	$2,266,116

Portfolio turnover rate(i)		4%	7%	15%	9%	8%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

54	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Singapore ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$18.56		$18.21	$23.03	$19.12	$22.83	$23.84

Net investment income(a)	0.11		0.80	0.67	0.63	0.76	0.91
Net realized and unrealized gain (loss)(b)		(0.33)	0.44	(4.21)	3.92	(3.57)	(1.02)

Net increase (decrease) from investment operations		(0.22)	1.24	(3.54)	4.55	(2.81)	(0.11)

Distributions from net investment income(c)	(0.53	)(d)	(0.89)	(1.28)	(0.64)	(0.90)	(0.90)

Net asset value, end of period	$17.81		$18.56	$18.21	$23.03	$19.12	$22.83

Total Return(e)
Based on net asset value	(1.10	)%(f)	6.84%	(15.92)%	23.91%	(12.84)%	(0.41)%

Ratios to Average Net Assets(g)
Total expenses	0.50	%(h)	0.50%	0.50%	0.50%	0.51%	0.50%

Net investment income	1.25	%(h)	4.25%	3.25%	2.87%	3.59%	3.86%

Supplemental Data
Net assets, end of period (000)	$399,880		$488,040	$553,489	$618,238	$525,733	$513,651

Portfolio turnover rate(i)		4%	25%	36%	17%	22%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Taiwan ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23		Year Ended 08/31/22		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$45.77		$50.47		$64.79		$44.08	$34.94	$37.91

Net investment income(a)	0.08		1.31		1.60		1.22	1.05	0.92
Net realized and unrealized gain (loss)(b)	6.24		1.55		(14.16)		20.46	9.11	(2.89)

Net increase (decrease) from investment operations	6.32		2.86		(12.56)		21.68	10.16	(1.97)

Distributions(c)
From net investment income		(1.79)	(2.37)		(1.39)		(0.97)	(1.02)	(1.00)
From net realized gain		(3.74)	(5.19)		(0.37)		—	—	—

Total distributions		(5.53)	(7.56)		(1.76)		(0.97)	(1.02)	(1.00)

Net asset value, end of period	$46.56		$45.77		$50.47		$64.79	$44.08	$34.94

Total Return(d)
Based on net asset value	14.64	%(e)	7.17%		(19.96)%		49.79%	29.34%	(4.92)%

Ratios to Average Net Assets(f)
Total expenses	0.60	%(g)	0.59%		0.58%		0.57%	0.59%	0.59%

Net investment income	0.34	%(g)	2.89%		2.65%		2.16%	2.68%	2.70%

Supplemental Data
Net assets, end of period (000)	$3,799,109		$3,281,992		$3,750,151		$7,555,064	$4,231,455	$2,662,495

Portfolio turnover rate(h)	19	%(i)	34	%(i)	12	%(i)	12%	15%	7%

(a) Based on average shares outstanding.

(b)   The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Not annualized.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Annualized.
(h) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(i) Portfolio turnover rate excluding cash creations was as follows:	5%	8%	12%	12%	14%	6%

See notes to financial statements.

56	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Thailand ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$69.23		$70.43	$79.95	$68.25	$90.53	$90.80

Net investment income(a)	0.74		1.88	2.00	1.70	1.97	2.10
Net realized and unrealized gain (loss)(b)		(9.94)	(1.29)	(9.17)	11.73	(22.24)	(0.33)

Net increase (decrease) from investment operations		(9.20)	0.59	(7.17)	13.43	(20.27)	1.77

Distributions from net investment income(c)		(0.66)	(1.79)	(2.35)	(1.73)	(2.01)	(2.04)

Net asset value, end of period	$59.37		$69.23	$70.43	$79.95	$68.25	$90.53

Total Return(d)
Based on net asset value	(13.33	)%(e)	0.86%	(9.07)%	19.65%	(22.57)%	2.03%

Ratios to Average Net Assets(f)
Total expenses	0.60	%(g)	0.59%	0.58%	0.57%	0.59%	0.59%

Net investment income	2.40	%(g)	2.66%	2.67%	2.26%	2.57%	2.36%

Supplemental Data
Net assets, end of period (000)	$252,335		$308,087	$334,535	$411,738	$436,789	$466,237

Portfolio turnover rate(h)		3%	11%	9%	17%	11%	17%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI Hong Kong	Non-diversified
MSCI Japan Small-Cap	Diversified
MSCI Malaysia	Non-diversified
MSCI Pacific ex Japan	Diversified
MSCI Singapore	Non-diversified
MSCI Taiwan	Non-diversified
MSCI Thailand	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

58	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI Hong Kong
BNP Paribas SA	$2,114,040	$(2,111,911)	$—		$2,129	(b)
Morgan Stanley	1,091,041	(1,091,041)	—		—

	$3,205,081	$(3,202,952)	$—		$2,129

MSCI Japan Small-Cap
BNP Paribas SA	$217,213	$(217,213)	$—		$—
BofA Securities, Inc.	213,015	(213,015)	—		—
Citigroup Global Markets, Inc.	322,061	(322,061)	—		—
Goldman Sachs & Co. LLC	173,610	(173,610)	—		—
HSBC Bank PLC	3,524	(3,524)	—		—
J.P. Morgan Securities LLC	391,987	(391,987)	—		—
Jefferies LLC	201,567	(201,567)	—		—
Macquarie Bank Ltd.	258,838	(258,838)	—		—
Mizuho Securities USA LLC	41,624	(41,624)	—		—
Morgan Stanley	170,552	(170,552)	—		—
SG Americas Securities LLC	228,351	(228,351)	—		—
State Street Bank & Trust Co.	277,871	(277,871)	—		—
UBS AG	158,665	(157,608)	—		1,057	(b)

	$2,658,878	$(2,657,821)	$—		$1,057

MSCI Malaysia
Morgan Stanley	$812,984	$(812,984)	$—		$—

MSCI Pacific ex Japan
BofA Securities, Inc.	$119,530	$(119,530)	$—		$—
Morgan Stanley	3,918,166	(3,918,166)	—		—

	$4,037,696	$(4,037,696)	$—		$—

MSCI Singapore
BofA Securities, Inc.	$9,906,290	$(9,906,290)	$—		$—

60	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI Taiwan
Citigroup Global Markets Ltd.	$17,031,621	$(17,031,621)	$—		$—
Goldman Sachs International	41,169,831	(41,169,831)	—		—
J.P. Morgan Securities PLC	69,282,276	(69,282,276)	—		—
Morgan Stanley	243,203,331	(243,203,331)	—		—
UBS Europe SE	636,495	(636,495)	—		—

	$371,323,554	$(371,323,554)	$—		$—

MSCI Thailand
Barclays Capital, Inc.	$1,991,558	$(1,991,558)	$—		$—
BofA Securities, Inc.	610,823	(610,823)	—		—
Goldman Sachs & Co. LLC	929,315	(929,315)	—		—
J.P. Morgan Securities LLC	4,286,951	(4,286,951)	—		—
Morgan Stanley	16,660,675	(16,660,675)	—		—
UBS AG	495,918	(495,918)	—		—

	$24,975,240	$(24,975,240)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of February 29, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Total return swaps are entered into by the iShares MSCI Hong Kong ETF and iShares MSCI Singapore ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

62	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the iShares MSCI Hong Kong, iShares MSCI Japan Small-Cap, iShares MSCI Malaysia and iShares MSCI Singapore ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

For its investment advisory services to the iShares MSCI Pacific ex Japan ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $46 billion	0.5000%
Over $46 billion, up to and including $81 billion	0.4750
Over $81 billion, up to and including $111 billion	0.4513
Over $111 billion, up to and including $141 billion	0.4287
Over $141 billion, up to and including $171 billion	0.4073
Over $171 billion	0.3869

For its investment advisory services to each of the iShares MSCI Taiwan and iShares MSCI Thailand ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

MSCI Hong Kong	$6,394
MSCI Japan Small-Cap	6,802
MSCI Malaysia	4,568
MSCI Pacific ex Japan	10,209
MSCI Singapore	7,168
MSCI Taiwan	654,053
MSCI Thailand	197,351

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI Hong Kong	$7,133,429	$1,804,461	$(1,967,450)
MSCI Japan Small-Cap	5,261,297	1,003,716	11,509
MSCI Pacific ex Japan	7,422,830	7,615,867	(5,822,630)
MSCI Singapore	1,020,886	7,205,787	(4,842,906)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 29, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

MSCI Hong Kong	$31,304,661	$81,382,142
MSCI Japan Small-Cap	11,658,665	11,944,888
MSCI Malaysia	15,699,385	36,276,715
MSCI Pacific ex Japan	81,253,764	79,314,529
MSCI Singapore	18,610,143	28,467,496
MSCI Taiwan	748,939,449	657,203,407
MSCI Thailand	7,973,126	8,007,930

For the six months ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

MSCI Hong Kong	$—	$2,087,506
MSCI Japan Small-Cap	20,962,233	20,870,609
MSCI Pacific ex Japan	60,301,998	45,476,131
MSCI Singapore	29,625,346	97,574,029
MSCI Thailand	27,799,286	40,016,047

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

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Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

MSCI Hong Kong	$(532,771,946)
MSCI Japan Small-Cap	(16,073,853)
MSCI Malaysia	(129,635,513)
MSCI Pacific ex Japan	(642,958,205)
MSCI Singapore	(337,745,463)
MSCI Thailand	(141,242,558)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI Hong Kong	$755,808,142	$18,930,149	$(255,952,581)	$(237,022,432)
MSCI Japan Small-Cap	134,734,409	11,237,588	(18,807,432)	(7,569,844)
MSCI Malaysia	183,594,220	89,542,185	(28,541,282)	61,000,903
MSCI Pacific ex Japan	2,086,352,639	241,291,465	(418,155,385)	(176,863,920)
MSCI Singapore	443,585,409	33,400,782	(68,802,161)	(35,401,379)
MSCI Taiwan	1,949,016,349	2,363,865,028	(121,340,004)	2,242,525,024
MSCI Thailand	399,169,793	1,947,636	(123,624,990)	(121,677,354)

9.	LINE OF CREDIT

The iShares MSCI Hong Kong ETF, iShares MSCI Japan Small-Cap ETF, iShares MSCI Malaysia ETF, iShares MSCI Singapore ETF, iShares MSCI Taiwan ETF and iShares MSCI Thailand ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 29, 2024, the Funds did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (unaudited) (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

66	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 02/29/24		Year Ended 08/31/23

iShares ETF	Shares	Amount	Shares	Amount

MSCI Hong Kong
Shares sold	—	$93,103	6,300,000	$130,025,042
Shares redeemed	(3,000,000)	(46,727,862)	(7,350,000)	(147,364,615)

	(3,000,000)	$(46,634,759)	(1,050,000)	$(17,339,573)

MSCI Japan Small-Cap
Shares sold	300,000	$21,233,466	700,000	$47,638,207
Shares redeemed	(300,000)	(21,132,443)	—	—

	—	$101,023	700,000	$47,638,207

MSCI Malaysia
Shares sold	150,000	$3,185,475	2,250,000	$47,357,800
Shares redeemed	(1,125,000)	(23,431,997)	(450,000)	(9,837,692)

	(975,000)	$(20,246,522)	1,800,000	$37,520,108

MSCI Pacific ex Japan
Shares sold	1,800,000	$74,506,983	3,000,000	$139,222,729
Shares redeemed	(1,200,000)	(47,211,756)	(9,300,000)	(408,934,307)

	600,000	$27,295,227	(6,300,000)	$(269,711,578)

MSCI Singapore
Shares sold	2,000,000	$36,321,651	3,150,000	$60,208,375
Shares redeemed	(5,850,000)	(103,904,981)	(7,250,000)	(138,669,604)

	(3,850,000)	$(67,583,330)	(4,100,000)	$(78,461,229)

MSCI Taiwan
Shares sold	16,600,000	$767,289,711	23,900,000	$1,097,040,697
Shares redeemed	(6,700,000)	(294,846,812)	(26,500,000)	(1,236,770,063)

	9,900,000	$472,442,899	(2,600,000)	$(139,729,366)

MSCI Thailand
Shares sold	450,000	$27,959,115	1,350,000	$103,857,931
Shares redeemed	(650,000)	(40,235,188)	(1,650,000)	(116,712,481)

	(200,000)	$(12,276,073)	(300,000)	$(12,854,550)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator , to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Hong Kong ETF, iShares MSCI Japan Small-Cap ETF, iShares MSCI Malaysia ETF, iShares MSCI Pacific ex Japan ETF, iShares MSCI Singapore ETF, iShares MSCI Taiwan ETF and iShares MSCI Thailand ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

68	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 29, 2024

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

MSCI Pacific ex Japan(a)	$0.934214	$—	$0.031814	$0.966028	97%	—%	3%	100%
MSCI Singapore(a)	0.333496	—	0.200862	0.534358	62	—	38	100
MSCI Taiwan	1.787734	3.739237	—	5.526971	32	68	—	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

S U P P L E M E N T A L I N F O R M A T I O N	69

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	71

Want to know more?

iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-803-0224

FEBRUARY 29, 2024

2024 Semi-Annual Report (Unaudited)

iShares, Inc.

•  iShares MSCI Brazil ETF | EWZ | NYSE Arca

•  iShares MSCI Chile ETF | ECH | Cboe BZX

•  iShares MSCI Israel ETF | EIS | NYSE Arca

•  iShares MSCI South Africa ETF | EZA | NYSE Arca

•  iShares MSCI Turkey ETF | TUR | NASDAQ

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of February 29, 2024

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.93%	30.45%

U.S. small cap equities (Russell 2000® Index)	8.97	10.05

International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41

Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 29, 2024	iShares® MSCI Brazil ETF

Investment Objective

The iShares MSCI Brazil ETF (the “Fund”) seeks to track the investment results of an index composed of Brazilian equities, as represented by the MSCI Brazil 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	11.09%	28.41%	0.99%	2.34%	28.41%	5.03%	26.07%
Fund Market	10.87	28.50	1.02	2.33	28.50	5.21	25.93
Index	11.55	28.99	1.77	3.08	28.99	9.15	35.41

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,110.90	$ 3.10		$ 1,000.00	$ 1,021.90	$ 2.97		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	26.5%
Energy	21.5
Materials	17.1
Utilities	10.4
Industrials	8.6
Consumer Staples	7.8
Consumer Discretionary	2.6
Communication Services	2.4
Health Care	2.4
Information Technology	0.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Vale SA	11.7%
Petroleo Brasileiro SA (Preferred)	9.7
Itau Unibanco Holding SA (Preferred)	8.3
Petroleo Brasileiro SA	7.8
B3 SA - Brasil Bolsa Balcao	3.8
Banco Bradesco SA (Preferred)	3.6
WEG SA	3.3
Ambev SA	3.0
Banco do Brasil SA	2.8
Itausa SA (Preferred)	2.7

(a)	Excludes money market funds.

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Fund Summary as of February 29, 2024	iShares® MSCI Chile ETF

Investment Objective

The iShares MSCI Chile ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Chilean equities, as represented by the MSCI Chile IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(6.43)%	(2.57)%	(6.50)%	(2.17)%	(2.57)%	(28.55)%	(19.68)%
Fund Market	(6.00)	(1.97)	(6.46)	(2.13)	(1.97)	(28.40)	(19.34)
Index	(5.90)	(2.19)	(6.57)	(2.15)	(2.19)	(28.79)	(19.54)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 935.70	$ 2.89		$ 1,000.00	$ 1,021.90	$ 3.02		0.60%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	28.2%
Industrials	22.7
Utilities	16.6
Consumer Staples	12.8
Materials	6.1
Energy	4.4
Consumer Discretionary	4.1
Real Estate	3.4
Communication Services	1.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Sociedad Quimica y Minera de Chile SA (Preferred), Class B	16.1%
Banco de Chile	11.9
Banco Santander Chile	7.2
Enel Americas SA	4.8
Empresas CMPC SA	4.5
Latam Airlines Group SA	4.5
Empresas Copec SA	4.4
Banco de Credito e Inversiones SA	4.4
Cencosud SA	4.3
Falabella SA	4.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 29, 2024	iShares® MSCI Israel ETF

Investment Objective

The iShares MSCI Israel ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Israeli equities, as represented by the MSCI Israel Capped Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	16.19%	19.44%	4.49%	3.94%	19.44%	24.54%	47.18%
Fund Market	16.18	19.47	4.57	3.85	19.47	25.05	45.86
Index	15.97	19.33	4.89	4.39	19.33	26.94	53.67

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,161.90	$ 3.17		$ 1,000.00	$ 1,021.90	$ 2.97		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Information Technology	36.7%
Financials	23.3
Real Estate	9.0
Health Care	8.3
Industrials	7.0
Consumer Discretionary	4.1
Materials	2.5
Utilities	2.4
Communication Services	2.4
Consumer Staples	2.2
Energy	2.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Nice Ltd.	7.6%
Check Point Software Technologies Ltd.	7.4
Teva Pharmaceutical Industries Ltd.	7.3
Bank Leumi Le-Israel BM	6.3
Bank Hapoalim BM	6.0
CyberArk Software Ltd.	5.4
Wix.com Ltd.	3.7
Monday.com Ltd.	3.2
Israel Discount Bank Ltd., Class A	3.2
Mizrahi Tefahot Bank Ltd.	3.0

(a)	Excludes money market funds.

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Fund Summary as of February 29, 2024	iShares® MSCI South Africa ETF

Investment Objective

The iShares MSCI South Africa ETF (the “Fund”) seeks to track the investment results of an index composed of South African equities, as represented by the MSCI South Africa 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(3.53)%	(5.87)%	(1.94)%	(1.02)%	(5.87)%	(9.34)%	(9.79)%
Fund Market	(3.83)	(6.62)	(2.02)	(1.05)	(6.62)	(9.69)	(10.00)
Index	(3.28)	(6.17)	(1.64)	(0.58)	(6.17)	(7.96)	(5.61)

Index performance through August 31, 2017 reflects the performance of the MSCI South Africa Index. Index performance beginning on September 1, 2017 reflects the performance of the MSCI South Africa 25/50 Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 964.70	$ 2.93		$ 1,000.00	$ 1,021.90	$ 3.02		0.60%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Financials	39.1%
Materials	20.6
Consumer Discretionary	18.3
Consumer Staples	9.5
Communication Services	5.4
Real Estate	2.1
Health Care	2.0
Industrials	1.8
Energy	1.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Naspers Ltd., Class N	15.6%
FirstRand Ltd.	8.9
Standard Bank Group Ltd.	7.3
Gold Fields Ltd.	6.1
Capitec Bank Holdings Ltd.	4.8
Anglogold Ashanti PLC	4.1
Bid Corp. Ltd.	4.1
MTN Group Ltd.	3.8
Absa Group Ltd.	3.8
Shoprite Holdings Ltd.	3.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 29, 2024	iShares® MSCI Turkey ETF

Investment Objective

The iShares MSCI Turkey ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Turkish equities, as represented by the MSCI Turkey IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.63%	10.32%	9.44%	1.55%	10.32%	57.02%	16.59%
Fund Market	1.11	10.63	9.54	1.57	10.63	57.74	16.87
Index	1.72	10.91	9.73	1.80	10.91	59.08	19.48

Index performance through May 28, 2019 reflects the performance of MSCI Turkey Investable Market Index. Index performance beginning on May 29, 2019 reflects the performance of the MSCI Turkey IMI 25/50 Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,016.30	$ 3.01		$ 1,000.00	$ 1,021.90	$ 3.02		0.60%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Industrials	27.2%
Financials	17.1
Consumer Staples	14.9
Materials	13.4
Consumer Discretionary	10.0
Energy	6.1
Communication Services	3.5
Utilities	3.3
Real Estate	2.2
Health Care	1.2
Information Technology	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

BIM Birlesik Magazalar AS	6.9%
Turkiye Petrol Rafinerileri AS	6.1
Turk Hava Yollari AO	6.0
Akbank TAS	5.0
KOC Holding AS	5.0
Turkiye Is Bankasi AS, Class C	3.8
Aselsan Elektronik Sanayi Ve Ticaret AS	3.6
Turkcell Iletisim Hizmetleri AS	3.5
Ford Otomotiv Sanayi AS	3.2
Haci Omer Sabanci Holding AS	3.1

(a)	Excludes money market funds.

8	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Brazil ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 4.2%
Banco Bradesco SA	17,367,465	$42,972,344
Banco do Brasil SA	12,414,249	144,492,858
Banco Santander Brasil SA	6,326,163	36,396,022

		223,861,224

Beverages — 2.9%
Ambev SA	60,611,322	153,384,649

Broadline Retail — 0.4%
Magazine Luiza SA(a)	41,222,921	17,663,057
Magazine Luiza SA, NVS	4,228,320	1,811,736

		19,474,793

Capital Markets — 5.7%
B3 SA - Brasil Bolsa Balcao	75,789,900	195,607,495
Banco BTG Pactual SA	14,670,400	107,391,896

		302,999,391

Consumer Staples Distribution & Retail — 2.9%
Atacadao SA	8,578,130	20,862,504
Raia Drogasil SA	16,715,832	89,579,724
Sendas Distribuidora SA	15,018,461	42,900,393

		153,342,621

Containers & Packaging — 1.0%
Klabin SA	11,205,922	50,877,604

Diversified Telecommunication Services — 1.4%
Telefonica Brasil SA	6,503,431	71,273,344

Electric Utilities — 5.5%
Centrais Eletricas Brasileiras SA	15,319,902	134,058,003
CPFL Energia SA	3,062,816	21,804,642
Energisa SA	2,836,456	29,008,755
Equatorial Energia SA	15,337,573	105,457,192

		290,328,592

Electrical Equipment — 3.3%
WEG SA	23,461,053	173,158,061

Food Products — 1.0%
JBS SA	11,591,502	53,770,803

Ground Transportation — 4.3%
Localiza Rent a Car SA	12,952,118	138,090,615
Localiza Rent a Car SA, NVS(a)	48,684	495,546
Rumo SA	19,418,053	88,748,600

		227,334,761

Health Care Providers & Services — 1.5%
Hapvida Participacoes e Investimentos SA(a)(b)	64,378,922	47,528,845
Rede D’Or Sao Luiz SA(b)	6,504,166	33,128,580

		80,657,425

Independent Power and Renewable Electricity Producers — 1.0%
Eneva SA(a)	8,529,322	22,013,478
Engie Brasil Energia SA	3,681,595	31,119,998

		53,133,476

Insurance — 1.7%
BB Seguridade Participacoes SA	10,570,359	70,892,915
Caixa Seguridade Participacoes S/A	6,603,593	19,089,061

		89,981,976

Metals & Mining — 12.2%
Cia. Siderurgica Nacional SA	10,444,230	35,338,647
Vale SA	45,074,886	607,424,235

		642,762,882

Oil, Gas & Consumable Fuels — 11.6%
Cosan SA	15,830,947	54,138,139
Petroleo Brasileiro SA	48,600,772	402,994,070
PRIO SA	9,905,700	87,099,062
Ultrapar Participacoes SA	11,431,035	67,513,264

		611,744,535

Security	Shares	Value

Paper & Forest Products — 2.3%
Suzano SA	10,783,780	$122,239,746

Personal Care Products — 0.8%
Natura & Co. Holding SA(a)	12,766,611	41,886,791

Pharmaceuticals — 0.8%
Hypera SA	6,227,250	41,188,465

Software — 0.7%
TOTVS SA	5,825,844	35,966,919

Specialty Retail — 2.2%
Lojas Renner SA	14,456,250	45,947,326
Vibra Energia SA	13,802,492	71,801,501

		117,748,827

Transportation Infrastructure — 0.9%
CCR SA	17,397,901	48,227,369

Water Utilities — 1.6%
Cia. de Saneamento Basico do Estado de Sao Paulo	5,208,963	82,947,740

Wireless Telecommunication Services — 1.0%
TIM SA/Brazil	14,282,535	52,204,474

Total Common Stocks — 70.9% (Cost: $2,221,893,779)		3,740,496,468

Preferred Stocks

Banks — 14.4%
Banco Bradesco SA, Preference Shares, NVS	67,809,679	187,560,718
Itau Unibanco Holding SA, Preference Shares, NVS	63,373,115	432,677,581
Itausa SA, Preference Shares, NVS	66,962,629	138,744,962

		758,983,261

Electric Utilities — 2.1%
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	4,154,406	40,038,943
Cia. Energetica de Minas Gerais, Preference Shares, NVS	21,696,309	52,242,928
Companhia Paranaense de Energia, Preference Shares, NVS	9,706,882	19,956,214

		112,238,085

Metals & Mining — 1.4%
Gerdau SA, Preference Shares, NVS	16,999,350	73,522,163

Oil, Gas & Consumable Fuels — 9.6%
Petroleo Brasileiro SA, Preference Shares, NVS	62,368,358	503,604,009

Total Preferred Stocks — 27.5% (Cost: $825,548,054)		1,448,347,518

Total Long-Term Investments — 98.4% (Cost: $3,047,441,833)		5,188,843,986

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(c)(d)	3,700,000	3,700,000

Total Short-Term Securities — 0.1% (Cost: $3,700,000)		3,700,000

Total Investments — 98.5% (Cost: $3,051,141,833)		5,192,543,986

Other Assets Less Liabilities — 1.5%		80,835,688

Net Assets — 100.0%		$5,273,379,674

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

10	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Brazil ETF

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$12,030,000	$—	$(8,330,000	)(a)	$—	$—	$3,700,000	3,700,000	$558,347	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Bclear MSCI Brazil Index	1,401	03/15/24	$83,864	$(1,921,753)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,921,753	$—	$—	$—	$1,921,753

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$3,840,778	$—	$—	$—	$3,840,778

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$287,751	$—	$—	$—	$287,751

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$103,891,714

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Brazil ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$3,738,684,732	$1,811,736	$—	$3,740,496,468
Preferred Stocks	1,448,347,518	—	—	1,448,347,518
Short-Term Securities
Money Market Funds	3,700,000	—	—	3,700,000

	$5,190,732,250	$1,811,736	$—	$5,192,543,986

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,921,753)	$—	$—	$(1,921,753)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

12	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Chile ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 26.8%
Banco de Chile	577,680,482	$66,985,811
Banco de Credito e Inversiones SA	888,981	24,661,709
Banco Itau Chile SA, NVS	1,084,620	10,665,890
Banco Santander Chile	828,276,859	40,279,533
Grupo Security SA	29,010,915	8,138,168

		150,731,111

Beverages — 3.9%
Cia. Cervecerias Unidas SA	2,183,028	12,666,112
Vina Concha y Toro SA	9,121,936	9,466,962

		22,133,074

Broadline Retail — 4.1%
Falabella SA(a)	9,056,927	22,971,084

Capital Markets — 0.8%
Sociedad de Inversiones Oro Blanco SA	653,923,286	4,652,846

Consumer Staples Distribution & Retail — 6.1%
Cencosud SA	13,584,433	24,397,026
SMU SA	58,070,685	9,800,473

		34,197,499

Electric Utilities — 9.9%
Enel Americas SA	265,357,067	27,055,950
Enel Chile SA	336,770,128	20,229,355
Engie Energia Chile SA(a)	9,711,445	8,293,421

		55,578,726

Financial Services — 0.5%
Inversiones La Construccion SA	321,109	2,768,811

Independent Power and Renewable Electricity Producers — 3.0%
Colbun SA	124,299,078	17,080,412

Marine Transportation — 2.2%
Cia. Sud Americana de Vapores SA	179,285,945	12,517,687

Metals & Mining — 1.6%
CAP SA	1,319,707	9,053,478

Oil, Gas & Consumable Fuels — 4.4%
Empresas Copec SA	3,872,006	24,849,841

Paper & Forest Products — 4.5%
Empresas CMPC SA	14,215,504	25,236,103

Passenger Airlines — 4.4%
Latam Airlines Group SA(a)	1,990,147,423	25,029,803

Security	Shares	Value

Real Estate Management & Development — 3.4%
Parque Arauco SA	10,164,740	$16,214,173
Plaza SA(a)	1,958,792	2,899,481

		19,113,654

Water Utilities — 3.6%
Aguas Andinas SA, Class A	44,165,615	12,983,702
Inversiones Aguas Metropolitanas SA	9,845,070	7,388,439

		20,372,141

Wireless Telecommunication Services — 1.7%
Empresa Nacional de Telecomunicaciones SA	2,904,523	9,458,957

Total Common Stocks — 80.9% (Cost: $426,874,694)		455,745,227

Preferred Stocks

Beverages — 2.8%
Embotelladora Andina SA, Class B, Preference Shares, NVS	6,118,753	15,441,608

Electrical Equipment — 16.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,820,391	90,277,918

Total Preferred Stocks — 18.8% (Cost: $93,649,948)		105,719,526

Total Long-Term Investments — 99.7% (Cost: $520,524,642)		561,464,753

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(b)(c)	1,080,000	1,080,000

Total Short-Term Securities — 0.2% (Cost: $1,080,000)		1,080,000

Total Investments — 99.9% (Cost: $521,604,642)		562,544,753

Other Assets Less Liabilities — 0.1%		317,740

Net Assets — 100.0%		$562,862,493

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$1,080,000	(a)	$—	$—	$—	$1,080,000	1,080,000	$34,625	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Chile ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	12	03/15/24	$610	$25,815

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$25,815	$—	$—	$—	$25,815

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(50,792)	$—	$—	$—	$(50,792)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$89,294	$—	$—	$—	$89,294

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,070,043

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$339,415,896	$116,329,331	$—	$455,745,227
Preferred Stocks	15,441,608	90,277,918	—	105,719,526
Short-Term Securities
Money Market Funds	1,080,000	—	—	1,080,000

	$355,937,504	$206,607,249	$—	$562,544,753

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Chile ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Equity Contracts	$25,815	$—	$—	$25,815

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Israel ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.9%
Elbit Systems Ltd.	18,379	$4,088,147

Banks — 20.0%
Bank Hapoalim BM	875,393	8,385,164
Bank Leumi Le-Israel BM	1,049,349	8,798,425
FIBI Holdings Ltd.	12,194	551,472
First International Bank Of Israel Ltd. (The)	38,024	1,641,458
Israel Discount Bank Ltd., Class A	852,383	4,447,221
Mizrahi Tefahot Bank Ltd.	106,720	4,224,030

		28,047,770

Broadline Retail — 1.6%
Global-e Online Ltd.(a)	67,909	2,300,078

Capital Markets — 0.3%
Tel Aviv Stock Exchange Ltd.	63,438	447,428

Chemicals — 2.5%
ICL Group Ltd.	533,119	2,831,568
Israel Corp Ltd.(a)	2,633	693,021

		3,524,589

Communications Equipment — 0.2%
Ituran Location and Control Ltd	10,326	269,715

Construction & Engineering — 2.0%
Ashtrom Group Ltd.	27,812	456,051
Elco Ltd.	6,548	237,887
Electra Ltd./Israel	1,452	630,542
Kvutzat Acro Ltd., NVS(b)	18,964	239,906
Shapir Engineering and Industry Ltd.	98,243	597,274
Shikun & Binui Ltd.(a)	225,766	604,208

		2,765,868

Consumer Finance — 0.4%
Isracard Ltd.	139,065	544,471

Consumer Staples Distribution & Retail — 1.3%
M Yochananof & Sons Ltd.(b)	3,495	173,432
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	6,158	378,638
Shufersal Ltd.(a)	183,061	1,304,470

		1,856,540

Distributors — 0.1%
Tadiran Group Ltd.(b)	2,071	172,449

Diversified REITs — 0.7%
Reit 1 Ltd.	134,174	610,607
Sella Capital Real Estate Ltd.	151,118	337,090

		947,697

Diversified Telecommunication Services — 1.3%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,334,577	1,802,300

Electronic Equipment, Instruments & Components — 0.4%
Nayax Ltd.(a)	5,678	157,044
Next Vision Stabilized Systems Ltd., NVS	38,088	452,734

		609,778

Food Products — 0.5%
Strauss Group Ltd.(a)	36,322	720,602

Health Care Equipment & Supplies — 0.9%
Inmode Ltd.(a)(b)	54,485	1,198,670

Health Care Providers & Services — 0.0%
Nano-X Imaging Ltd.(a)(b)	2,368	26,427

Hotels, Restaurants & Leisure — 0.7%
Fattal Holdings 1998 Ltd.(a)	5,101	697,115
NEOGAMES SA(a)	9,264	262,356

		959,471

Household Durables — 0.7%
Azorim-Investment Development & Construction Co. Ltd.(a)	50,796	260,901

Security	Shares	Value

Household Durables (continued)
Danya Cebus Ltd.	5,385	$138,875
Electra Consumer Products 1970 Ltd.(b)	8,803	221,246
Maytronics Ltd.	33,941	372,726

		993,748

Independent Power and Renewable Electricity Producers — 2.4%
Energix-Renewable Energies Ltd.	188,711	708,421
Enlight Renewable Energy Ltd.(a)	81,284	1,405,561
Kenon Holdings Ltd./Singapore	14,849	379,556
OPC Energy Ltd.(a)	77,187	541,829
OY Nofar Energy Ltd.(a)	12,248	299,297

		3,334,664

Insurance — 2.6%
Clal Insurance Enterprises Holdings Ltd.(a)	43,566	833,313
Harel Insurance Investments & Financial Services Ltd.(b)	72,248	718,424
Menora Mivtachim Holdings Ltd.	14,935	417,458
Migdal Insurance & Financial Holdings Ltd.	289,724	382,811
Phoenix Holdings Ltd. (The)	112,363	1,212,001

		3,564,007

IT Services — 4.8%
Formula Systems 1985 Ltd.	6,859	529,620
Matrix IT Ltd.	24,058	505,291
One Software Technologies Ltd.	31,996	439,590
Wix.com Ltd.(a)	37,418	5,245,255

		6,719,756

Machinery — 0.5%
Kornit Digital Ltd.(a)	34,655	623,443

Marine Transportation — 0.6%
ZIM Integrated Shipping Services Ltd.(b)	66,198	788,418

Media — 0.5%
Perion Network Ltd.(a)	32,339	736,783

Oil, Gas & Consumable Fuels — 2.1%
Delek Group Ltd.	6,360	858,883
Equital Ltd.(a)	16,269	525,679
Naphtha Israel Petroleum Corp. Ltd.	23,188	124,146
Oil Refineries Ltd.	1,730,791	712,090
Paz Oil Co. Ltd.(a)	6,958	670,472

		2,891,270

Personal Care Products — 0.3%
Oddity Tech Ltd., NVS(b)	10,872	458,581

Pharmaceuticals — 7.5%
Taro Pharmaceutical Industries Ltd.(a)	6,469	272,151
Teva Pharmaceutical Industries Ltd., ADR(a)	772,355	10,156,468

		10,428,619

Professional Services — 1.1%
Danel Adir Yeoshua Ltd.	3,659	365,507
Fiverr International Ltd.(a)(b)	22,524	531,566
Hilan Ltd.	11,053	634,052

		1,531,125

Real Estate Management & Development — 8.3%
AFI Properties Ltd.(a)	0	27
Africa Israel Residences Ltd.	4,358	287,854
Airport City Ltd.(a)	46,903	792,602
Alony Hetz Properties & Investments Ltd.	105,774	776,709
Amot Investments Ltd.	161,789	827,248
Aura Investments Ltd.	101,582	387,293
Azrieli Group Ltd.	29,244	2,122,370
Big Shopping Centers Ltd.(a)	9,258	1,025,386
Blue Square Real Estate Ltd.	3,785	267,676
Brack Capital Properties NV(a)	0	13
Electra Real Estate Ltd.(b)	15,803	169,839
G City Ltd.(a)	70,549	221,609
Gav-Yam Lands Corp. Ltd.	0	1
Israel Canada T.R Ltd.(b)	111,135	434,426
Isras Holdings Ltd., NVS	2,643	226,060

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Israel ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Isras Investment Co. Ltd.	1,261	$254,109
Mega Or Holdings Ltd.	16,368	426,817
Melisron Ltd.	18,010	1,392,775
Mivne Real Estate KD Ltd.	416,372	1,118,564
Prashkovsky Investments and Construction Ltd.	5,047	130,030
Summit Real Estate Holdings Ltd.	27,944	374,134
YH Dimri Construction & Development Ltd.	5,163	407,706

		11,643,248

Semiconductors & Semiconductor Equipment — 5.4%
Camtek Ltd./Israel(a)	20,078	1,620,879
Nova Ltd.(a)	19,962	3,412,207
Tower Semiconductor Ltd.(a)	75,882	2,499,246

		7,532,332

Software — 25.5%
Cellebrite DI Ltd.(a)	34,134	408,584
Check Point Software Technologies Ltd.(a)(b)	64,493	10,345,967
CyberArk Software Ltd.(a)	28,779	7,590,749
Magic Software Enterprises Ltd.	18,599	207,439
Monday.com Ltd.(a)	19,960	4,451,280
Nice Ltd.(a)	43,639	10,676,552
Pagaya Technologies Ltd., NVS(b)	193,497	286,376
Radware Ltd.(a)(b)	26,034	462,364
Riskified Ltd.(a)(b)	63,186	289,392
Sapiens International Corp. NV	22,850	705,804
SimilarWeb Ltd.(a)	18,789	166,658
WalkMe Ltd.(a)	15,195	141,465

		35,732,630

Specialty Retail — 0.7%
Delek Automotive Systems Ltd.	40,074	258,244
Fox Wizel Ltd.	5,698	476,174
Retailors Ltd.	13,333	305,510

		1,039,928

Technology Hardware, Storage & Peripherals — 0.3%
Nano Dimension Ltd., ADR(a)(b)	157,028	447,530

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.2%
Delta Galil Ltd.(b)	7,090	$334,591

Wireless Telecommunication Services — 0.6%
Cellcom Israel Ltd.(a)	74,011	326,140
Partner Communications Co. Ltd.(a)	89,840	437,766

		763,906

Total Long-Term Investments — 99.9% (Cost: $154,127,458)		139,846,579

Short-Term Securities

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(d)(e)	5,663,480	5,666,312
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(c)(d)	90,000	90,000

Total Short-Term Securities — 4.1% (Cost: $5,756,185)		5,756,312

Total Investments — 104.0% (Cost: $159,883,643)		145,602,891

Liabilities in Excess of Other Assets — (4.0)%		(5,538,586)

Net Assets — 100.0%		$ 140,064,305

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$11,746,318	$—	$(6,081,529	)(a)	$1,928	$(405)	$5,666,312	5,663,480	$74,536	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	150,000	—	(60,000	)(a)	—	—	90,000	90,000	2,990		—

					$1,928	$(405)	$5,756,312		$77,526		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Israel ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	4	03/15/24	$212	$15,645

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$15,645	$—	$—	$—	$15,645

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$9,022	$—	$—	$—	$9,022

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$15,077	$—	$—	$—	$15,077

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$129,992

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$51,952,267	$87,894,312	$—	$139,846,579
Short-Term Securities
Money Market Funds	5,756,312	—	—	5,756,312

	$57,708,579	$87,894,312	$—	$145,602,891

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Israel ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$15,645	$—	$15,645

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI South Africa ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 18.4%
Absa Group Ltd.	1,122,924	$9,586,149
Capitec Bank Holdings Ltd.	115,080	12,124,562
Nedbank Group Ltd.	580,581	6,642,021
Standard Bank Group Ltd.	1,771,789	18,643,507

		46,996,239

Broadline Retail — 17.3%
Naspers Ltd., Class N	242,100	39,825,829
Woolworths Holdings Ltd./South Africa	1,241,345	4,153,134

		43,978,963

Capital Markets — 1.8%
Reinet Investments SCA	181,345	4,576,550

Chemicals — 2.3%
Sasol Ltd.	759,630	5,724,844

Consumer Staples Distribution & Retail — 9.5%
Bid Corp. Ltd.	443,277	10,370,094
Clicks Group Ltd.	314,085	4,914,169
Shoprite Holdings Ltd.	664,296	8,943,405

		24,227,668

Financial Services — 10.8%
FirstRand Ltd.	6,672,245	22,572,828
Remgro Ltd.	664,452	5,039,165

		27,611,993

Industrial Conglomerates — 1.8%
Bidvest Group Ltd. (The)	382,256	4,656,827

Insurance — 8.0%
Discovery Ltd.	715,127	5,071,769
Old Mutual Ltd.	6,333,790	3,942,042
OUTsurance Group Ltd., NVS	1,116,663	2,424,288
Sanlam Ltd.	2,329,133	8,931,581

		20,369,680

Metals & Mining — 18.3%
Anglo American Platinum Ltd.	87,675	3,372,740
Anglogold Ashanti PLC, NVS	554,665	10,448,979
Gold Fields Ltd.	1,180,921	15,556,783
Harmony Gold Mining Co. Ltd.	737,443	4,286,788
Impala Platinum Holdings Ltd.	1,195,231	4,056,108
Kumba Iron Ore Ltd.	84,984	2,379,153

Security	Shares	Value

Metals & Mining (continued)
Northam Platinum Holdings Ltd.	470,888	$2,692,753
Sibanye Stillwater Ltd.	3,740,932	3,855,743

		46,649,047

Oil, Gas & Consumable Fuels — 1.2%
Exxaro Resources Ltd.	323,154	2,998,580

Pharmaceuticals — 2.0%
Aspen Pharmacare Holdings Ltd.	501,309	5,122,604

Real Estate Management & Development — 2.1%
NEPI Rockcastle NV	742,356	5,296,737

Specialty Retail — 1.0%
Pepkor Holdings Ltd.(a)	2,660,859	2,590,106

Wireless Telecommunication Services — 5.4%
MTN Group Ltd.	2,241,258	9,757,301
Vodacom Group Ltd.	824,467	4,041,522

		13,798,823

Total Long-Term Investments — 99.9% (Cost: $382,351,971)		254,598,661

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(b)(c)	110,000	110,000

Total Short-Term Securities — 0.1% (Cost: $110,000)		110,000

Total Investments — 100.0% (Cost: $382,461,971)		254,708,661

Other Assets Less Liabilities — 0.0%		71,669

Net Assets — 100.0%		$ 254,780,330

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$150,000	$—	$(40,000	)(a)	$—	$—	$110,000	110,000	$6,773	$—

(a)	Represents net amount purchased (sold).

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI South Africa ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE/JSE Top 40 Index	5	03/20/24	$173	$(6,123)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$6,123	$—	$—	$—	$6,123

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(49,830)	$—	$—	$—	$(49,830)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$15,285	$—	$—	$—	$15,285

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$309,205

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$144,358,725	$110,239,936	$—	$254,598,661
Short-Term Securities
Money Market Funds	110,000	—	—	110,000

	$144,468,725	$110,239,936	$—	$254,708,661

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI South Africa ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(6,123)	$—	$(6,123)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

22	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Turkey ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.7%
Aselsan Elektronik Sanayi Ve Ticaret AS	3,853,239	$7,394,429
SDT Uzay VE Savunma Teknolojileri A/S, NVS	34,943	430,469

		7,824,898

Air Freight & Logistics — 0.2%
Reysas Tasimacilik ve Lojistik Ticaret AS(a)	517,798	481,464

Automobile Components — 1.1%
Bosch Fren Sistemleri Sanayi ve Ticaret A/S, NVS	12,266	504,676
EGE Endustri VE Ticaret AS	2,374	1,316,868
Kordsa Teknik Tekstil AS	123,852	380,897

		2,202,441

Automobiles — 4.4%
Ford Otomotiv Sanayi AS	201,435	6,559,384
Tofas Turk Otomobil Fabrikasi AS	299,174	2,558,111

		9,117,495

Banks — 14.9%
Akbank TAS	7,850,261	10,451,430
Haci Omer Sabanci Holding AS	2,556,297	6,507,072
Turkiye Is Bankasi AS, Class C	21,964,161	7,788,977
Yapi ve Kredi Bankasi AS	8,466,958	6,248,492

		30,995,971

Beverages — 3.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	670,244	3,341,402
Coca-Cola Icecek A/S	160,776	3,330,678

		6,672,080

Building Products — 0.6%
Bien Yapi Urunleri Sanayi Turizm ve Ticaret A/S, NVS	222,614	332,872
Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S, NVS	215,500	541,728
Qua Granite Hayal(a)	2,340,318	323,717

		1,198,317

Capital Markets — 1.1%
Is Yatirim Menkul Degerler AS	1,224,947	1,455,656
Oyak Yatirim Menkul Degerler AS, NVS(a)	279,350	414,309
Verusa Holding A/S	43,298	370,157

		2,240,122

Chemicals — 5.1%
Gubre Fabrikalari TAS(a)	33,377	214,381
Hektas Ticaret TAS(a)	3,308,802	2,020,427
Kimteks Poliuretan Sanayi VE Ticaret AS, NVS	198,399	425,619
Petkim Petrokimya Holding AS(a)	3,661,493	2,833,372
Politeknik Metal Sanayi ve Ticaret A/S, NVS	1,231	965,084
Sasa Polyester Sanayi AS(a)	3,302,637	4,183,351

		10,642,234

Construction & Engineering — 1.8%
Enka Insaat ve Sanayi AS	1	1
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(a)	252,815	627,353
Kontrolmatik Enerji Ve Muhendislik AS, NVS	204,266	1,877,090
Tekfen Holding AS	800,302	1,203,855

		3,708,299

Construction Materials — 2.5%
Akcansa Cimento A/S	68,687	345,288
Baticim Bati Anadolu Cimento Sanayii A/S(a)	149,778	547,657
Cimsa Cimento Sanayi VE Ticaret AS	588,594	659,616
Konya Cimento Sanayii A/S(a)	1,420	448,879
Nuh Cimento Sanayi AS	223,459	2,353,970
Oyak Cimento Fabrikalari AS(a)	409,438	930,138

		5,285,548

Consumer Finance — 0.2%
Katilimevim Tasarruf Finansman A/S, NVS	111,225	423,083

Consumer Staples Distribution & Retail — 10.0%
BIM Birlesik Magazalar AS	1,147,892	14,246,584
Migros Ticaret AS	279,384	4,412,409

Security	Shares	Value

Consumer Staples Distribution & Retail (continued)
Sok Marketler Ticaret AS	1,012,057	$2,170,753

		20,829,746

Diversified REITs — 1.0%
Is Gayrimenkul Yatirim Ortakligi AS(a)	695,219	385,324
Peker Gayrimenkul Yatirim Ortakligi A/S(a)	804,053	847,008
Torunlar Gayrimenkul Yatirim Ortakligi A/S	314,471	376,144
Ziraat Gayrimenkul Yatirim Ortakligi AS	2,216,395	493,218

		2,101,694

Electric Utilities — 1.8%
Can2 Termik AS(a)	1,174,930	679,794
Enerjisa Enerji AS(b)	936,308	1,870,727
Izdemir Enerji Elektrik Uretim A/S, NVS	322,441	328,310
ODAS Elektrik Uretim ve Sanayi Ticaret AS(a)	2,434,675	785,546

		3,664,377

Electrical Equipment — 1.1%
CW Enerji Muhendislik Ticaret VE Sanayi A/S, NVS	50,889	503,896
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S, NVS	121,762	678,762
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	676,165	735,237
YEO Teknoloji Enerji VE Endustri A/S, NVS	60,194	467,961

		2,385,856

Financial Services — 0.3%
Turkiye Sinai Kalkinma Bankasi AS(a)	2,729,264	722,572

Food Products — 1.4%
Agrotech Yueksek Teknoloji VE Yatirim AS, NVS	266,102	310,139
Kayseri Seker Fabrikasi A/S, NVS	297,214	339,738
Ulker Biskuvi Sanayi AS(a)	660,484	2,245,919

		2,895,796

Gas Utilities — 0.7%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	1,320,894	566,735
Aygaz AS	111,244	546,754
Enerya Enerji A/S, NVS	80,572	381,815

		1,495,304

Health Care Providers & Services — 1.0%
MLP Saglik Hizmetleri AS(a)(b)	293,709	1,608,128
Selcuk Ecza Deposu Ticaret ve Sanayi AS	229,652	442,296

		2,050,424

Hotels, Restaurants & Leisure — 0.1%
TAB Gida Sanayi Ve Ticaret A/S, NVS	73,017	322,167

Household Durables — 1.1%
Vestel Beyaz Esya Sanayi ve Ticaret AS	1,597,599	1,114,574
Vestel Elektronik Sanayi ve Ticaret AS(a)	462,326	1,229,406

		2,343,980

Independent Power and Renewable Electricity Producers — 0.8%
Akfen Yenilenebilir Enerji A/S, NVS	642,521	561,228
Aksa Enerji Uretim AS, Class B	325,230	392,173
Zorlu Enerji Elektrik Uretim AS(a)	3,952,817	713,827

		1,667,228

Industrial Conglomerates — 9.6%
Alarko Holding A/S	559,437	2,371,373
Eczacibasi Yatirim Holding Ortakligi A/S	38,479	328,153
Kiler Holding AS(a)	683,290	1,356,450
KOC Holding AS	1,914,401	10,310,178
Turkiye Sise ve Cam Fabrikalari AS	3,450,151	5,647,552

		20,013,706

Insurance — 0.5%
Anadolu Anonim Turk Sigorta Sirketi(a)	190,308	417,402
Turkiye Sigorta A/S	350,036	562,631

		980,033

Machinery — 0.6%
Otokar Otomotiv Ve Savunma Sanayi AS(a)	75,808	1,226,369

Metals & Mining — 5.7%
Eregli Demir ve Celik Fabrikalari TAS(a)	3,611,436	5,261,352

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Turkey ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A	533,130	$384,081
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D	2,687,943	2,310,512
Kocaer Celik Sanayi Ve Ticaret A/S	238,481	450,137
Koza Altin Isletmeleri AS	3,164,019	2,316,487
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	747,275	1,219,868

		11,942,437

Oil, Gas & Consumable Fuels — 6.0%
Turkiye Petrol Rafinerileri AS	2,427,592	12,576,546

Passenger Airlines — 7.8%
Pegasus Hava Tasimaciligi AS(a)	136,658	3,751,850
Turk Hava Yollari AO(a)	1,390,339	12,542,722

		16,294,572

Personal Care Products — 0.3%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	344,768	592,800

Pharmaceuticals — 0.2%
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	200,509	461,604

Residential REITs — 1.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	6,971,903	2,477,887

Semiconductors & Semiconductor Equipment — 0.5%
Alfa Solar Enerji Sanayi VE Ticaret A/S, NVS	111,802	379,099
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	336,503	700,880

		1,079,979

Software — 0.6%
MIA Teknoloji A/S, NVS	466,332	1,169,134

Specialty Retail — 1.3%
Dogan Sirketler Grubu Holding AS	3,869,312	1,678,728
Dogus Otomotiv Servis ve Ticaret AS	112,502	962,687

		2,641,415

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.9%
Aksa Akrilik Kimya Sanayii AS	494,039	$1,683,101
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	510,479	2,319,356

		4,002,457

Transportation Infrastructure — 1.6%
TAV Havalimanlari Holding AS(a)	597,750	3,339,813

Wireless Telecommunication Services — 3.5%
Turkcell Iletisim Hizmetleri AS	3,405,056	7,299,313

Total Long-Term Investments — 99.4% (Cost: $195,788,305)		207,369,161

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(c)(d)	90,000	90,000

Total Short-Term Securities — 0.1% (Cost: $90,000)		90,000

Total Investments — 99.5% (Cost: $195,878,305)		207,459,161

Other Assets Less Liabilities — 0.5%		1,102,827

Net Assets — 100.0%		$208,561,988

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$6,180,028	$—	$(6,180,211	)(b)	$397	$(214)	$—	—	$3,725	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	—	(30,000	)(b)	—	—	90,000	90,000	4,766		—

					$397	$(214)	$90,000		$8,491		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

24	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Turkey ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	22	03/15/24	$1,118	$(416)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$416	$—	$—	$—	$416

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(20,563)	$—	$—	$—	$(20,563)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$170	$—	$—	$—	$170

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,176,178

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$129,934,407	$77,434,754	$—	$207,369,161
Short-Term Securities
Money Market Funds	90,000	—	—	90,000

	$130,024,407	$77,434,754	$—	$207,459,161

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Turkey ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(416)	$—	$—	$(416)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

26	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 29, 2024

	iShares MSCI Brazil ETF	iShares MSCI Chile ETF	iShares MSCI Israel ETF	iShares MSCI South Africa ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$5,188,843,986	$561,464,753	$139,846,579	$254,598,661
Investments, at value — affiliated(c)	3,700,000	1,080,000	5,756,312	110,000
Cash	7,036	1,268	1,034	7,312
Cash pledged for futures contracts	9,578,000	34,000	—	—
Foreign currency collateral pledged for futures contracts(d)	—	—	19,455	15,433
Foreign currency, at value(e)	24,522,093	374,775	240,642	201,682
Receivables:
Investments sold	92,800,376	15,136,729	1,276,072	603,839
Securities lending income — affiliated	—	—	16,988	—
Dividends — unaffiliated	64,338,701	277,866	8,882	—
Dividends — affiliated	58,303	5,045	409	399
Variation margin on futures contracts	—	352	466	—

Total assets	5,383,848,495	578,374,788	147,166,839	255,537,326

LIABILITIES
Collateral on securities loaned, at value	—	—	5,657,125	—
Payables:
Investments purchased	29,290,868	15,258,711	1,377,648	632,306
Capital shares redeemed	76,841,606	—	—	—
Deferred foreign capital gain tax	—	—	4,812	—
Investment advisory fees	2,622,572	253,584	62,949	123,110
Variation margin on futures contracts	1,713,775	—	—	1,580

Total liabilities	110,468,821	15,512,295	7,102,534	756,996

Commitments and contingent liabilities

NET ASSETS	$5,273,379,674	$562,862,493	$140,064,305	$254,780,330

NET ASSETS CONSIST OF
Paid-in capital	$8,174,577,247	$898,352,250	$217,522,943	$678,234,519
Accumulated loss	(2,901,197,573)	(335,489,757)	(77,458,638)	(423,454,189)

NET ASSETS	$5,273,379,674	$562,862,493	$140,064,305	$254,780,330

NET ASSETVALUE
Shares outstanding	159,600,000	21,350,000	2,200,000	6,800,000

Net asset value	$33.04	$26.36	$63.67	$37.47

Shares authorized	2 billion	300 million	500 million	400 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$3,047,441,833	$520,524,642	$154,127,458	$382,351,971
(b) Securities loaned, at value	$—	$—	$4,316,876	$—
(c) Investments, at cost — affiliated	$3,700,000	$1,080,000	$5,756,185	$110,000
(d) Foreign currency collateral pledged, at cost	$—	$—	$20,198	$17,771
(e) Foreign currency, at cost	$24,442,201	$386,224	$235,353	$203,066

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Assets and Liabilities (unaudited) (continued)

February 29, 2024

iShares MSCI Turkey ETF

ASSETS
Investments, at value — unaffiliated(a)	$207,369,161
Investments, at value — affiliated(b)	90,000
Cash	3,021
Foreign currency, at value(c)	110,279
Receivables:
Investments sold	7,158,491
Dividends — unaffiliated	858
Dividends — affiliated	259

Total assets	214,732,069

LIABILITIES
Payables:
Investments purchased	6,071,797
Investment advisory fees	97,874
Variation margin on futures contracts	410

Total liabilities	6,170,081

Commitments and contingent liabilities

NET ASSETS	$208,561,988

NET ASSETS CONSIST OF
Paid-in capital	$492,819,039
Accumulated loss	(284,257,051)

NET ASSETS	$208,561,988

NET ASSETVALUE
Shares outstanding	5,550,000

Net asset value	$37.58

Shares authorized	200 million

Par value	$0.001

(a) Investments, at cost — unaffiliated	$195,788,305
(b) Investments, at cost — affiliated	$90,000
(c) Foreign currency, at cost	$111,753

See notes to financial statements.

28	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 29, 2024

	iShares MSCI Brazil ETF	iShares MSCI Chile ETF	iShares MSCI Israel ETF	iShares MSCI South Africa ETF

INVESTMENT INCOME
Dividends — unaffiliated	$154,733,353	$6,633,665	$601,996	$5,089,116
Dividends — affiliated	558,347	34,625	2,990	6,773
Securities lending income — affiliated — net	—	—	74,536	—
Foreign taxes withheld	(12,720,312)	(1,621,887)	(144,291)	(728,484)

Total investment income	142,571,388	5,046,403	535,231	4,367,405

EXPENSES
Investment advisory	16,136,259	1,645,541	380,468	856,309
Commitment costs	19,473	2,930	637	1,439
Interest expense	—	9,154	—	—

Total expenses	16,155,732	1,657,625	381,105	857,748

Net investment income	126,415,656	3,388,778	154,126	3,509,657

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	8,676,745	(19,027,577)	(2,630,700)	(5,153,552)
Investments — affiliated	—	—	1,928	—
Foreign currency transactions	(760,220)	(92,678)	4,544	(27,333)
Futures contracts	3,840,778	(50,792)	9,022	(49,830)
In-kind redemptions — unaffiliated(b)	—	—	3,866,790	980,398

	11,757,303	(19,171,047)	1,251,584	(4,250,317)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	434,798,910	(30,134,412)	18,485,096	(9,010,167)
Investments — affiliated	—	—	(405)	—
Foreign currency translations	24,370	(47,412)	4,650	5,719
Futures contracts	287,751	89,294	15,077	15,285

	435,111,031	(30,092,530)	18,504,418	(8,989,163)

Net realized and unrealized gain (loss)	446,868,334	(49,263,577)	19,756,002	(13,239,480)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$573,283,990	$(45,874,799)	$19,910,128	$(9,729,823)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$—	$26,816	$—
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$—	$—	$(1,093)	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2024

iShares MSCI Turkey ETF

INVESTMENT INCOME
Dividends — unaffiliated	$1,415,345
Dividends — affiliated	4,766
Securities lending income — affiliated — net	3,725
Foreign taxes withheld	(141,466)

Total investment income	1,282,370

EXPENSES
Investment advisory	596,729
Commitment costs	1,019
Interest expense	21

Total expenses	597,769

Net investment income	684,601

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,050,509
Investments — affiliated	397
Foreign currency transactions	(17,443)
Futures contracts	(20,563)
In-kind redemptions — unaffiliated(a)	10,192,460

11,205,360

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(7,309,003)
Investments — affiliated	(214)
Foreign currency translations	(1,063)
Futures contracts	170

(7,310,110)

Net realized and unrealized gain	3,895,250

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,579,851

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

30	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI Brazil ETF		iShares MSCI Chile ETF

	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$126,415,656	$354,681,789	$3,388,778	$32,262,351
Net realized gain (loss)	11,757,303	(254,894,384)	(19,171,047)	(7,137,518)
Net change in unrealized appreciation (depreciation)	435,111,031	353,986,542	(30,092,530)	8,920,570

Net increase (decrease) in net assets resulting from operations	573,283,990	453,773,947	(45,874,799)	34,045,403

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(206,283,388)	(467,216,704)	(3,892,849)	(35,771,920)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(220,241,628)	(96,109,438)	(8,379,522)	129,656,844

NET ASSETS
Total increase (decrease) in net assets	146,758,974	(109,552,195)	(58,147,170)	127,930,327
Beginning of period	5,126,620,700	5,236,172,895	621,009,663	493,079,336

End of period	$5,273,379,674	$5,126,620,700	$562,862,493	$621,009,663

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets (continued)

	iShares MSCI Israel ETF		iShares MSCI South Africa ETF

	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$154,126	$2,645,409	$3,509,657	$10,097,101
Net realized gain (loss)	1,251,584	(948,559)	(4,250,317)	(8,228,739)
Net change in unrealized appreciation (depreciation)	18,504,418	(27,800,166)	(8,989,163)	4,297,983

Net increase (decrease) in net assets resulting from operations	19,910,128	(26,103,316)	(9,729,823)	6,166,345

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(596,947)	(2,361,593)	(3,998,230)	(10,821,638)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(22,364,610)	9,018,373	(2,789,427)	(39,808,126)

NET ASSETS
Total decrease in net assets	(3,051,429)	(19,446,536)	(16,517,480)	(44,463,419)
Beginning of period	143,115,734	162,562,270	271,297,810	315,761,229

End of period	$140,064,305	$143,115,734	$254,780,330	$271,297,810

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Turkey ETF

	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$684,601	$6,777,537
Net realized gain	11,205,360	66,693,899
Net change in unrealized appreciation (depreciation)	(7,310,110)	79,342,313

Net increase in net assets resulting from operations	4,579,851	152,813,749

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,941,346)	(8,182,455)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(20,162,021)	(208,954,025)

NET ASSETS
Total decrease in net assets	(17,523,516)	(64,322,731)
Beginning of period	226,085,504	290,408,235

End of period	$208,561,988	$226,085,504

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Brazil ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23		Year Ended 08/31/22		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19

Net asset value, beginning of period	$30.82		$30.48		$36.58		$29.62		$40.92		$32.03

Net investment income(a)	0.75		2.14		4.10		1.34		0.86		1.12
Net realized and unrealized gain (loss)(b)	2.69		0.98		(6.56)		6.52		(11.13)		8.88

Net increase (decrease) from investment operations	3.44		3.12		(2.46)		7.86		(10.27)		10.00

Distributions from net investment income(c)		(1.22)	(2.78)		(3.64)		(0.90)		(1.03)		(1.11)

Net asset value, end of period	$33.04		$30.82		$30.48		$36.58		$29.62		$40.92

Total Return(d)
Based on net asset value	11.09	%(e)	11.49%		(6.05)%		26.35%		(25.63)%		31.36%

Ratios to Average Net Assets(f)
Total expenses	0.59	%(g)	0.59%		0.58%		0.57%		0.59%		0.59%

Net investment income	4.65	%(g)	7.13%		13.01%		3.84%		2.35%		2.75%

Supplemental Data
Net assets, end of period (000)	$5,273,380		$5,126,621		$5,236,173		$5,044,685		$5,312,367		$8,205,744

Portfolio turnover rate(h)	6	%(i)	22	%(i)	27	%(i)	17	%(i)	29	%(i)	16	%(i)

(a)  Based on average shares outstanding.

(b)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)  Where applicable, assumes the reinvestment of distributions.

(e)  Not annualized.

(f)   Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)  Annualized.

(h)  Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(i) Portfolio turnover rate excluding cash creations was as follows:		3%	12%		22%		12%		11%		10%

See notes to financial statements.

34	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Chile ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23		Year Ended 08/31/22		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19

Net asset value, beginning of period	$28.36		$27.62		$28.52		$25.37		$35.88		$43.71

Net investment income(a)	0.16		1.64		2.17		0.63		0.61		0.74
Net realized and unrealized gain (loss)(b)		(1.98)	0.96		(1.16)		3.16		(10.54)		(7.76)

Net increase (decrease) from investment operations		(1.82)	2.60		1.01		3.79		(9.93)		(7.02)

Distributions(c)
From net investment income		(0.18)	(1.86)		(1.91)		(0.64)		(0.58)		(0.79)
Return of capital	—		—		—		—		—		(0.02)

Total distributions		(0.18)	(1.86)		(1.91)		(0.64)		(0.58)		(0.81)

Net asset value, end of period	$26.36		$28.36		$27.62		$28.52		$25.37		$35.88

Total Return(d)
Based on net asset value	(6.43	)%(e)	9.54%		4.03%		14.90%		(27.72)%		(16.22)%

Ratios to Average Net Assets(f)
Total expenses	0.60	%(g)	0.59%		0.58%		0.57%		0.59%		0.59%

Net investment income	1.22	%(g)	5.87%		8.30%		2.17%		2.10%		1.74%

Supplemental Data
Net assets, end of period (000)	$562,862		$621,010		$493,079		$476,286		$441,423		$330,140

Portfolio turnover rate(h)	19	%(i)	47	%(i)	94	%(i)	62	%(i)	51	%(i)	75	%(i)

(a)  Based on average shares outstanding.

(b)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)  Where applicable, assumes the reinvestment of distributions.

(e)  Not annualized.

(f)   Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)  Annualized.

(h)  Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(i) Portfolio turnover rate excluding cash creations was as follows:		9%	20%		36%		17%		21%		12%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Israel ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$55.04		$66.35	$72.22	$56.70	$53.28	$56.62

Net investment income(a)	0.07		1.04	1.16	0.26	0.23	0.33
Net realized and unrealized gain (loss)(b)	8.82		(11.47)	(5.74)	15.38	4.31	(3.42)

Net increase (decrease) from investment operations	8.89		(10.43)	(4.58)	15.64	4.54	(3.09)

Distributions from net investment income(c)		(0.26)	(0.88)	(1.29)	(0.12)	(1.12)	(0.25)

Net asset value, end of period	$63.67		$55.04	$66.35	$72.22	$56.70	$53.28

Total Return(d)
Based on net asset value	16.19	%(e)	(15.74)%	(6.38)%	27.59%	8.53%	(5.45)%

Ratios to Average Net Assets(f)
Total expenses	0.59	%(g)	0.59%	0.58%	0.57%	0.59%	0.59%

Net investment income	0.24	%(g)	1.82%	1.64%	0.40%	0.43%	0.60%

Supplemental Data
Net assets, end of period (000)	$140,064		$143,116	$162,562	$162,485	$104,903	$114,553

Portfolio turnover rate(h)		3%	12%	13%	21%	7%	17%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

36	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI South Africa ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$39.32		$39.97	$49.35	$37.17	$47.96	$54.87

Net investment income(a)	0.47		1.25	1.43	0.77	4.94	1.31
Net realized and unrealized gain (loss)(b)		(1.81)	(0.56)	(9.35)	13.67	(10.38)	(5.84)

Net increase (decrease) from investment operations		(1.34)	0.69	(7.92)	14.44	(5.44)	(4.53)

Distributions from net investment income(c)		(0.51)	(1.34)	(1.46)	(2.26)	(5.35)	(2.38)

Net asset value, end of period	$37.47		$39.32	$39.97	$49.35	$37.17	$47.96

Total Return(d)
Based on net asset value	(3.53	)%(e)	1.62%	(16.34)%	39.49%	(13.09)%	(8.45)%

Ratios to Average Net Assets(f)
Total expenses	0.60	%(g)	0.59%	0.58%	0.57%	0.59%	0.59%

Net investment income	2.43	%(g)	3.01%	3.02%	1.69%	11.79%	2.48%

Supplemental Data
Net assets, end of period (000)	$254,780		$271,298	$315,761	$276,373	$323,418	$374,067

Portfolio turnover rate(h)		3%	5%	8%	20%	46%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Turkey ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$37.37		$22.60	$23.91	$19.99	$24.08	$20.09

Net investment income(a)	0.12		0.74	0.66	0.70	0.30	0.60
Net realized and unrealized gain (loss)(b)	0.44		15.28	(1.33)	3.99	(3.94)	4.06

Net increase (decrease) from investment operations	0.56		16.02	(0.67)	4.69	(3.64)	4.66

Distributions from net investment income(c)		(0.35)	(1.25)	(0.64)	(0.77)	(0.45)	(0.67)

Net asset value, end of period	$37.58		$37.37	$22.60	$23.91	$19.99	$24.08

Total Return(d)
Based on net asset value	1.63	%(e)	72.12%	(2.41)%	23.59%	(15.48)%	23.38%

Ratios to Average Net Assets(f)
Total expenses	0.60	%(g)	0.59%	0.58%	0.57%	0.59%	0.59%

Net investment income	0.68	%(g)	2.37%	3.23%	2.98%	1.22%	2.43%

Supplemental Data
Net assets, end of period (000)	$208,562		$226,086	$290,408	$301,262	$178,947	$314,190

Portfolio turnover rate(h)		10%	29%	18%	22%	12%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

38	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI Brazil	Non-diversified
MSCI Chile	Non-diversified
MSCI Israel	Non-diversified
MSCI South Africa	Non-diversified
MSCI Turkey	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

40	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI Israel
Barclays Bank PLC	$723,968	$(723,968)	$—		$—
BofA Securities, Inc.	351,133	(351,133)	—		—
Goldman Sachs & Co. LLC	1,226,132	(1,226,132)	—		—
J.P. Morgan Securities LLC	397,833	(397,833)	—		—
Morgan Stanley	1,407,091	(1,407,091)	—		—
Scotia Capital (USA), Inc.	9,465	(9,465)	—		—
Toronto-Dominion Bank (The)	200,688	(200,688)	—		—
UBS AG	566	(563)	—		3	(b)

	$4,316,876	$(4,316,873)	$—		$3

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of February 29, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

42	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

MSCI Israel	$16,097
MSCI Turkey	786

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI Israel	$146,779	$273,078	$(14,772)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 29, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

MSCI Brazil	$309,474,561	$566,849,248
MSCI Chile	109,860,646	118,424,804
MSCI Israel	4,729,466	4,416,975
MSCI South Africa	13,042,848	7,780,884
MSCI Turkey	20,009,196	20,126,213

For the six months ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

MSCI Israel	$10,195,959	$32,129,004
MSCI South Africa	42,785,979	49,741,316
MSCI Turkey	19,867,100	41,673,866

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

As of August 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

MSCI Brazil	$(4,327,868,826)
MSCI Chile	(288,671,045)
MSCI Israel	(62,850,908)
MSCI South Africa	(280,647,174)
MSCI Turkey	(303,236,149)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI Brazil	$3,813,018,486	$2,258,651,226	$(881,047,479)	$1,377,603,747
MSCI Chile	590,318,640	70,263,001	(98,011,073)	(27,748,072)
MSCI Israel	161,463,588	15,305,094	(31,150,146)	(15,845,052)
MSCI South Africa	392,981,409	5,021,573	(143,300,444)	(138,278,871)
MSCI Turkey	200,368,440	33,336,376	(26,246,071)	7,090,305

9.	LINE OF CREDIT

The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 29, 2024, the Funds did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

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Notes to Financial Statements (unaudited) (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invests a significant portion of their assets in securities of issuers located in Israel or with significant exposure to Israeli issuers. On October 7, 2023, Hamas launched a significant attack on Israel from the Gaza Strip. The extent and duration of the Israel-Hamas war and any related economic and market impacts are impossible to predict but may be significant, and may negatively impact Israel’s economy and issuers of securities in which certain Funds invest.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/29/24		Year Ended 08/31/23

iShares ETF	Shares	Amount	Shares	Amount

MSCI Brazil
Shares sold	5,950,000	$203,986,749	15,250,000	$491,201,426
Shares redeemed	(12,700,000)	(424,228,377)	(20,700,000)	(587,310,864)

	(6,750,000)	$(220,241,628)	(5,450,000)	$(96,109,438)

MSCI Chile
Shares sold	2,250,000	$61,222,920	9,350,000	$277,089,683
Shares redeemed	(2,800,000)	(69,602,442)	(5,300,000)	(147,432,839)

	(550,000)	$(8,379,522)	4,050,000	$129,656,844

MSCI Israel
Shares sold	200,000	$10,343,137	1,050,000	$59,945,413
Shares redeemed	(600,000)	(32,707,747)	(900,000)	(50,927,040)

	(400,000)	$(22,364,610)	150,000	$9,018,373

MSCI South Africa
Shares sold	1,200,000	$47,005,246	2,200,000	$93,284,072
Shares redeemed	(1,300,000)	(49,794,673)	(3,200,000)	(133,092,198)

	(100,000)	$(2,789,427)	(1,000,000)	$(39,808,126)

MSCI Turkey
Shares sold	650,000	$21,813,403	3,400,000	$108,374,237
Shares redeemed	(1,150,000)	(41,975,424)	(10,200,000)	(317,328,262)

	(500,000)	$(20,162,021)	(6,800,000)	$(208,954,025)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator , to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:

On April 14, 2024, Iran launched a significant attack on Israel; any related economic and market impacts are impossible to predict but may be significant and may negatively impact Israel’s economy and issuers of securities in which iShares MSCI Israel ETF invests.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Brazil ETF, iShares MSCI Chile ETF, iShares MSCI Israel ETF, iShares MSCI South Africa ETF and iShares MSCI Turkey ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	47

Supplemental Information (unaudited)

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

48	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	49

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

50	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-804-0224

FEBRUARY 29, 2024

2024 Semi-Annual Report (Unaudited)

iShares, Inc.

• iShares MSCI Australia ETF | EWA | NYSE Arca

• iShares MSCI Canada ETF | EWC | NYSE Arca

• iShares MSCI Japan ETF | EWJ | NYSE Arca

• iShares MSCI Mexico ETF | EWW | NYSE Arca

• iShares MSCI South Korea ETF | EWY | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of February 29, 2024

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.93%	30.45%

U.S. small cap equities (Russell 2000® Index)	8.97	10.05

International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41

Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 29, 2024	iShares® MSCI Australia ETF

Investment Objective

The iShares MSCI Australia ETF (the “Fund”) seeks to track the investment results of an index composed of Australian equities, as represented by the MSCI Australia Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	9.98%	8.79%	6.59%	4.17%	8.79%	37.61%	50.44%
Fund Market	9.92	8.72	6.60	4.10	8.72	37.66	49.51
Index	9.55	8.63	7.03	4.57	8.63	40.48	56.31

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,099.80	$2.61		$1,000.00	$1,022.40	$2.51		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	34.8%
Materials	22.2
Health Care	10.0
Consumer Discretionary	6.5
Real Estate	6.0
Industrials	5.4
Energy	4.9
Consumer Staples	4.3
Communication Services	2.6
Information Technology	1.9
Utilities	1.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

BHP Group Ltd.	12.1%
Commonwealth Bank of Australia	10.6
CSL Ltd.	7.5
National Australia Bank Ltd.	5.8
Westpac Banking Corp.	5.0
ANZ Group Holdings Ltd.	4.6
Wesfarmers Ltd.	4.1
Macquarie Group Ltd.	3.9
Woodside Energy Group Ltd.	3.1
Goodman Group	2.8

(a)	Excludes money market funds.

4	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® MSCI Canada ETF

Investment Objective

The iShares MSCI Canada ETF (the “Fund”) seeks to track the investment results of an index composed of Canadian equities, as represented by the MSCI Canada Custom Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	7.46%	10.60%	8.07%	4.57%	10.60%	47.40%	56.39%
Fund Market	7.44	10.57	8.06	4.56	10.57	47.33	56.21
Index	7.77	10.60	8.22	4.74	10.60	48.46	58.88

Index performance through August 31, 2017 reflects the performance of the MSCI Canada Index. Index performance beginning on September 1, 2017 reflects the performance of the MSCI Canada Custom Capped Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,074.60	$2.58		$1,000.00	$1,022.40	$2.51		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	35.6%
Energy	18.1
Industrials	13.6
Information Technology	9.9
Materials	9.0
Consumer Staples	4.9
Consumer Discretionary	3.8
Utilities	2.9
Communication Services	1.6
Real Estate	0.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Royal Bank of Canada	7.1%
Toronto-Dominion Bank (The)	5.6
Shopify Inc., Class A	4.8
Canadian Pacific Kansas City Ltd.	4.1
Canadian Natural Resources Ltd.	3.9
Enbridge Inc.	3.8
Canadian National Railway Co.	3.7
Bank of Montreal	3.4
Bank of Nova Scotia (The)	3.1
Brookfield Corp., Class A	3.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 29, 2024	iShares® MSCI Japan ETF

Investment Objective

The iShares MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Japanese equities, as represented by the MSCI Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	14.11%	26.53%	6.84%	5.84%	26.53%	39.20%	76.40%
Fund Market	13.72	26.19	6.75	5.74	26.19	38.66	74.71
Index	14.13	26.93	7.25	6.23	26.93	41.90	83.04

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,141.10	$2.66		$1,000.00	$1,022.40	$2.51		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Industrials	22.0%
Consumer Discretionary	19.6
Information Technology	15.8
Financials	13.0
Health Care	8.1
Communication Services	7.1
Consumer Staples	5.3
Materials	4.5
Real Estate	2.8
Utilities	1.0
Energy	0.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Toyota Motor Corp.	6.6%
Tokyo Electron Ltd.	3.0
Mitsubishi UFJ Financial Group Inc.	2.9
Sony Group Corp.	2.8
Keyence Corp.	2.3
Hitachi Ltd.	2.0
Shin-Etsu Chemical Co. Ltd.	2.0
Mitsubishi Corp.	1.9
Sumitomo Mitsui Financial Group Inc.	1.8
SoftBank Group Corp.	1.6

(a)	Excludes money market funds.

6	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® MSCI Mexico ETF

Investment Objective

The iShares MSCI Mexico ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Mexican equities, as represented by the MSCI Mexico IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	7.73%	15.84%	11.17%	3.00%	15.84%	69.79%	34.44%
Fund Market	7.44	15.78	11.16	3.02	15.78	69.76	34.61
Index	6.48	16.42	11.61	3.37	16.42	73.22	39.26

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,077.30	$2.58		$1,000.00	$1,022.40	$2.51		0.50%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Consumer Staples	33.4%
Financials	21.5
Industrials	12.7
Materials	12.2
Communication Services	10.2
Real Estate	8.1
Consumer Discretionary	1.5
Health Care	0.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Grupo Financiero Banorte SAB de CV, Class O	12.7%
Fomento Economico Mexicano SAB de CV	11.5
Wal-Mart de Mexico SAB de CV	9.9
America Movil SAB de CV Mexico	8.3
Cemex SAB de CV	4.5
Grupo Mexico SAB de CV, Series B	4.4
Grupo Financiero Inbursa SAB de CV, Class O	3.2
Grupo Aeroportuario del Sureste SAB de CV, Class B	2.8
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2.8
Fibra Uno Administracion SA de CV	2.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 29, 2024	iShares® MSCI South Korea ETF

Investment Objective

The iShares MSCI South Korea ETF (the “Fund”) seeks to track the investment results of an index composed of South Korean equities, as represented by the MSCI Korea 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	5.95%	13.18%	2.26%	2.31%	13.18%	11.82%	25.70%
Fund Market	5.34	12.46	2.15	2.30	12.46	11.21	25.51
Index	5.80	13.44	2.63	2.73	13.44	13.88	30.96

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,059.50	$3.02		$1,000.00	$1,021.90	$2.97		0.59%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	35.3%
Industrials	15.9
Financials	12.5
Consumer Discretionary	11.2
Materials	7.6
Health Care	6.5
Communication Services	6.3
Consumer Staples	2.4
Energy	1.6
Utilities	0.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Samsung Electronics Co. Ltd.	22.5%
SK Hynix Inc.	7.5
Hyundai Motor Co.	3.2
Kia Corp.	3.0
POSCO Holdings Inc.	2.8
Celltrion Inc.	2.5
NAVER Corp.	2.3
KB Financial Group Inc.	2.3
LG Chem Ltd.	2.1
Samsung SDI Co. Ltd.	1.9

(a)	Excludes money market funds.

8	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 25.8%
ANZ Group Holdings Ltd.	4,848,760	$89,874,946
Commonwealth Bank of Australia	2,699,902	204,805,050
National Australia Bank Ltd.	5,029,263	111,745,799
Westpac Banking Corp.	5,645,277	96,868,712

		503,294,507

Beverages — 0.5%
Treasury Wine Estates Ltd.	1,308,196	10,502,664

Biotechnology — 7.4%
CSL Ltd.	778,674	144,961,244

Broadline Retail — 4.1%
Wesfarmers Ltd.	1,830,011	79,429,252

Capital Markets — 4.5%
ASX Ltd.	312,725	13,399,293
Macquarie Group Ltd.	589,781	74,890,020

		88,289,313

Chemicals — 0.5%
Orica Ltd.	776,884	8,657,557

Commercial Services & Supplies — 1.1%
Brambles Ltd.	2,241,708	22,011,300

Construction Materials — 1.4%
James Hardie Industries PLC(a)	708,897	28,040,709

Consumer Staples Distribution & Retail — 3.8%
Coles Group Ltd.	2,156,259	23,717,243
Endeavour Group Ltd./Australia	2,302,564	8,242,899
Woolworths Group Ltd.	1,970,645	41,832,000

		73,792,142

Diversified Consumer Services — 0.3%
IDP Education Ltd.	428,888	5,327,512

Diversified REITs — 1.5%
GPT Group (The)	3,075,813	8,699,066
Mirvac Group	6,374,855	9,041,802
Stockland	3,858,951	11,275,160

		29,016,028

Diversified Telecommunication Services — 0.8%
Telstra Group Ltd.	6,522,969	16,207,699

Electric Utilities — 0.8%
Origin Energy Ltd.	2,779,912	16,240,007

Financial Services — 0.4%
Washington H Soul Pattinson & Co. Ltd.	376,764	8,475,212

Gas Utilities — 0.5%
APA Group	2,074,241	10,589,558

Ground Transportation — 0.4%
Aurizon Holdings Ltd.	2,972,612	7,367,391

Health Care Equipment & Supplies — 1.2%
Cochlear Ltd.	105,629	24,078,470

Health Care Providers & Services — 1.3%
Ramsay Health Care Ltd.	296,969	10,594,327
Sonic Healthcare Ltd.	727,312	14,114,051

		24,708,378

Hotels, Restaurants & Leisure — 2.1%
Aristocrat Leisure Ltd.	933,863	28,373,947

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Lottery Corp. Ltd. (The)	3,597,997	$11,904,842

		40,278,789

Industrial REITs — 2.8%
Goodman Group	2,757,351	53,678,969

Insurance — 3.8%
Insurance Australia Group Ltd.	3,871,829	15,629,273
Medibank Pvt Ltd.	4,423,937	10,338,612
QBE Insurance Group Ltd.	2,406,593	27,086,137
Suncorp Group Ltd.	2,049,170	20,407,784

		73,461,806

Interactive Media & Services — 1.8%
CAR Group Ltd.	575,225	13,781,023
REA Group Ltd.	84,874	10,733,960
SEEK Ltd.	575,951	9,862,978

		34,377,961

Metals & Mining — 20.2%
BHP Group Ltd.	8,170,512	234,218,432
BlueScope Steel Ltd.	718,895	10,690,311
Fortescue Ltd.	2,731,784	46,107,069
IGO Ltd.	27,454	141,604
Mineral Resources Ltd.	283,767	12,313,847
Northern Star Resources Ltd.	1,853,876	15,410,656
Pilbara Minerals Ltd.(b)	4,620,718	12,618,239
Rio Tinto Ltd.	597,958	48,152,902
South32 Ltd.	7,317,682	14,018,304

		393,671,364

Office REITs — 0.4%
Dexus	1,727,024	8,270,424

Oil, Gas & Consumable Fuels — 4.8%
Ampol Ltd.	385,185	9,874,164
Santos Ltd.	5,230,066	24,082,018
Woodside Energy Group Ltd.	3,059,399	60,358,221

		94,314,403

Passenger Airlines — 0.2%
Qantas Airways Ltd.(a)	1,360,197	4,546,678

Professional Services — 0.8%
Computershare Ltd.	867,896	14,667,447

Retail REITs — 1.3%
Scentre Group	8,373,242	16,946,271
Vicinity Ltd.	6,213,092	7,846,087

		24,792,358

Software — 1.8%
WiseTech Global Ltd.	269,171	16,603,339
Xero Ltd.(a)	232,137	19,306,496

		35,909,835

Trading Companies & Distributors — 0.7%
Reece Ltd.	363,055	6,357,092
Seven Group Holdings Ltd.	263,780	6,602,807

		12,959,899

Transportation Infrastructure — 2.3%
Transurban Group	4,981,139	43,894,884

Total Long-Term Investments — 99.3% (Cost: $2,121,083,402)		1,935,813,760

10	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(d)(e)	12,964,436	$12,970,918
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(c)(d)	780,000	780,000

Total Short-Term Securities — 0.7% (Cost: $13,750,488)		13,750,918

Total Investments — 100.0% (Cost: $2,134,833,890)		1,949,564,678

Other Assets Less Liabilities — 0.0%		727,985

Net Assets — 100.0%		$1,950,292,663

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$12,970,084	(a)	$—		$404	$430	$12,970,918	12,964,436	$30,348	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,220,000	—		(440,000	)(a)	—	—	780,000	780,000	48,172		—

						$404	$430	$13,750,918		$78,520		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
SPI 200 Index	115	03/21/24	$14,348	$203,058

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Australia ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$203,058	$—	$—	$—	$203,058

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$50,847	$—	$—	$—	$50,847

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$21,232	$—	$—	$—	$21,232

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,838,239

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,935,813,760	$—	$1,935,813,760
Short-Term Securities
Money Market Funds	13,750,918	—	—	13,750,918

	$13,750,918	$1,935,813,760	$—	$1,949,564,678

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$203,058	$—	$203,058

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

12	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
CAE Inc.(a)	461,917	$8,624,674

Automobile Components — 0.8%
Magna International Inc.	395,377	21,785,574

Banks — 22.8%
Bank of Montreal	1,047,838	94,843,179
Bank of Nova Scotia (The)	1,764,711	85,573,173
Canadian Imperial Bank of Commerce	1,353,601	64,052,062
National Bank of Canada	491,650	38,374,892
Royal Bank of Canada	2,044,522	198,554,323
Toronto-Dominion Bank (The)	2,575,900	154,669,779

		636,067,408

Broadline Retail — 1.4%
Canadian Tire Corp. Ltd., Class A, NVS	76,033	7,736,917
Dollarama Inc.	408,366	31,588,449

		39,325,366

Capital Markets — 4.5%
Brookfield Asset Management Ltd.	509,951	20,782,809
Brookfield Corp., Class A	2,018,288	83,280,498
IGM Financial Inc.	121,001	3,178,489
Onex Corp.	95,549	7,115,748
TMX Group Ltd.	404,586	10,612,874

		124,970,418

Chemicals — 1.3%
Nutrien Ltd.	718,747	37,516,883

Commercial Services & Supplies — 1.5%
Element Fleet Management Corp.	566,864	9,460,612
GFL Environmental Inc.	338,418	12,201,152
RB Global Inc.	265,132	20,002,848

		41,664,612

Construction & Engineering — 1.5%
Stantec Inc.	165,892	13,851,735
WSP Global Inc.	181,047	28,737,534

		42,589,269

Consumer Staples Distribution & Retail — 4.6%
Alimentation Couche-Tard Inc.	1,117,701	69,319,451
Empire Co. Ltd., Class A, NVS	204,590	5,184,283
George Weston Ltd.	87,966	11,521,819
Loblaw Companies Ltd.	227,260	24,220,526
Metro Inc./CN	330,086	17,871,804

		128,117,883

Containers & Packaging — 0.4%
CCL Industries Inc., Class B, NVS	215,956	11,008,242

Diversified Telecommunication Services — 0.8%
BCE Inc.	106,011	3,933,768
Quebecor Inc., Class B	221,629	5,183,292
TELUS Corp.	701,744	12,239,090

		21,356,150

Electric Utilities — 2.0%
Emera Inc.	413,282	14,495,246
Fortis Inc./Canada	710,037	27,378,135
Hydro One Ltd.(b)	477,670	14,237,005

		56,110,386

Food Products — 0.3%
Saputo Inc.	369,827	7,523,799

Security	Shares	Value

Gas Utilities — 0.3%
AltaGas Ltd.	428,192	$9,178,135

Ground Transportation — 8.4%
Canadian National Railway Co.	793,389	102,871,947
Canadian Pacific Kansas City Ltd.	1,354,221	114,981,311
TFI International Inc.	116,536	17,218,287

		235,071,545

Hotels, Restaurants & Leisure — 1.2%
Restaurant Brands International Inc.	431,771	33,526,160

Independent Power and Renewable Electricity Producers — 0.4%
Brookfield Renewable Corp., Class A	195,823	4,649,020
Northland Power Inc.	366,553	6,212,076

		10,861,096

Insurance — 8.2%
Fairfax Financial Holdings Ltd.	30,868	32,947,777
Great-West Lifeco Inc.	405,691	12,495,217
iA Financial Corp. Inc.	146,233	9,068,245
Intact Financial Corp.	258,582	42,999,511
Manulife Financial Corp.	2,626,375	62,333,227
Power Corp. of Canada	824,525	23,821,704
Sun Life Financial Inc.	848,846	45,083,314

		228,748,995

IT Services — 6.0%
CGI Inc.(a)	299,522	34,389,359
Shopify Inc., Class A(a)	1,752,204	133,873,214

		168,262,573

Leisure Products — 0.1%
BRP Inc.	51,428	3,394,555

Metals & Mining — 7.0%
Agnico Eagle Mines Ltd.	720,984	34,578,970
Barrick Gold Corp.	2,552,056	37,214,153
First Quantum Minerals Ltd.	854,849	8,094,028
Franco-Nevada Corp.	279,234	29,235,058
Ivanhoe Mines Ltd., Class A(a)(c)	922,575	9,809,348
Kinross Gold Corp.	1,776,379	8,691,122
Lundin Mining Corp.	953,201	7,536,268
Pan American Silver Corp.	531,670	6,597,151
Teck Resources Ltd., Class B	669,712	25,734,429
Wheaton Precious Metals Corp.	658,390	27,133,149

		194,623,676

Multi-Utilities — 0.2%
Canadian Utilities Ltd., Class A, NVS	188,750	4,250,230

Oil, Gas & Consumable Fuels — 18.1%
ARC Resources Ltd.	872,852	14,876,076
Cameco Corp.	630,593	25,555,477
Canadian Natural Resources Ltd.	1,554,398	108,280,431
Cenovus Energy Inc.	2,039,872	35,547,266
Enbridge Inc.	3,089,170	106,185,595
Imperial Oil Ltd.	272,174	17,030,554
Keyera Corp.	333,547	8,206,266
MEG Energy Corp.(a)	398,782	8,535,989
Parkland Corp.	205,593	6,576,128
Pembina Pipeline Corp.	798,447	27,786,650
Suncor Energy Inc.	1,874,253	64,397,021
TC Energy Corp.	1,507,420	59,623,701
Tourmaline Oil Corp.	484,817	21,941,171

		504,542,325

Paper & Forest Products — 0.2%
West Fraser Timber Co. Ltd.	81,725	6,577,021

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Passenger Airlines — 0.1%
Air Canada(a)(c)	253,537	$3,385,101

Professional Services — 1.3%
Thomson Reuters Corp.	230,853	36,442,506

Real Estate Management & Development — 0.3%
FirstService Corp.	58,090	9,559,607

Residential REITs — 0.2%
Canadian Apartment Properties REIT	118,659	4,162,661

Retail REITs — 0.1%
RioCan REIT	212,090	2,794,215

Software — 3.8%
Constellation Software Inc./Canada	29,266	81,478,364
Descartes Systems Group Inc. (The)(a)	123,348	10,691,099
Open Text Corp.	394,986	15,189,419

		107,358,882

Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear Inc.	222,011	7,731,083

Trading Companies & Distributors — 0.4%
Toromont Industries Ltd.	119,703	10,994,348

Wireless Telecommunication Services — 0.8%
Rogers Communications Inc., Class B, NVS	515,663	22,820,410

Total Common Stocks — 99.6% (Cost: $3,069,485,296)		2,780,945,788

Warrants

Software — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	34,014	0

Total Warrants — 0.0% (Cost: $—)		0

Total Long-Term Investments — 99.6% (Cost: $3,069,485,296)		2,780,945,788

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(e)(f)(g)	8,560,606	$8,564,886
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(e)(f)	1,230,000	1,230,000

Total Short-Term Securities — 0.4% (Cost: $9,795,656)		9,794,886

Total Investments — 100.0% (Cost: $3,079,280,952)		2,790,740,674

Other Assets Less Liabilities — 0.0%		426,449

Net Assets — 100.0%		$2,791,167,123

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$34,223	$8,530,399	(a)	$—		$1,052	$(788)	$8,564,886	8,560,606	$11,536	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,330,000	—		(100,000	)(a)	—	—	1,230,000	1,230,000	57,563		—

						$1,052	$(788)	$9,794,886		$69,099		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Canada ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P/TSE 60 Index	48	03/14/24	$9,129	$342,986

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$342,986	$—	$—	$—	$342,986

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$10,942	$—	$—	$—	$10,942

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$198,652	$—	$—	$—	$198,652

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,688,933

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$2,780,945,788	$—	$—	$2,780,945,788
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	9,794,886	—	—	9,794,886

	$2,790,740,674	$—	$—	$2,790,740,674

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Canada ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Equity Contracts	$342,986	$—	$—	$342,986

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.3%
Nippon Express Holdings Inc.	303,400	$16,039,731
SG Holdings Co. Ltd.	1,345,000	16,872,765
Yamato Holdings Co. Ltd.	1,113,400	16,918,691

		49,831,187

Automobile Components — 2.0%
Aisin Corp.	618,500	23,357,810
Bridgestone Corp.	2,396,300	102,903,159
Denso Corp.	7,936,800	145,999,919
Koito Manufacturing Co. Ltd.	839,800	10,645,360
Sumitomo Electric Industries Ltd.	2,987,900	44,366,357

		327,272,605

Automobiles — 9.6%
Honda Motor Co. Ltd.	19,386,600	230,362,428
Isuzu Motors Ltd.	2,444,800	34,884,674
Mazda Motor Corp.	2,379,800	27,635,450
Nissan Motor Co. Ltd.	10,097,300	39,779,988
Subaru Corp.	2,531,300	57,272,668
Suzuki Motor Corp.	1,649,100	72,593,836
Toyota Motor Corp.	44,508,200	1,072,042,878
Yamaha Motor Co. Ltd.	3,739,800	33,528,545

		1,568,100,467

Banks — 7.3%
Chiba Bank Ltd. (The)	2,234,200	18,195,402
Concordia Financial Group Ltd.	4,453,700	22,579,515
Japan Post Bank Co. Ltd.	6,073,300	64,757,807
Mitsubishi UFJ Financial Group Inc.	46,603,380	478,747,369
Mizuho Financial Group Inc.	10,124,358	189,144,100
Resona Holdings Inc.	8,903,200	48,590,238
Shizuoka Financial Group Inc., NVS	1,960,000	19,185,212
Sumitomo Mitsui Financial Group Inc.	5,332,900	297,119,915
Sumitomo Mitsui Trust Holdings Inc.	2,750,064	55,725,179

		1,194,044,737

Beverages — 0.8%
Asahi Group Holdings Ltd.	2,017,700	69,121,293
Kirin Holdings Co. Ltd.	3,255,000	45,251,452
Suntory Beverage & Food Ltd.	584,900	19,206,543

		133,579,288

Broadline Retail — 0.4%
Pan Pacific International Holdings Corp.	1,598,600	37,686,264
Rakuten Group Inc.(a)	6,288,800	34,468,733

		72,154,997

Building Products — 1.2%
AGC Inc.	821,300	29,368,764
Daikin Industries Ltd.	1,107,200	156,051,293
TOTO Ltd.	594,200	16,089,755

		201,509,812

Capital Markets — 1.2%
Daiwa Securities Group Inc.	5,587,800	41,197,118
Japan Exchange Group Inc.	2,107,500	55,177,689
Nomura Holdings Inc.	12,613,600	71,817,594
SBI Holdings Inc.	1,040,910	28,025,524

		196,217,925

Chemicals — 3.6%
Asahi Kasei Corp.	5,255,900	36,570,411
JSR Corp.	743,500	19,976,091
Mitsubishi Chemical Group Corp.	5,366,000	30,791,924
Mitsui Chemicals Inc.	719,400	19,950,503
Nippon Paint Holdings Co. Ltd.	3,976,400	29,540,419

Security	Shares	Value

Chemicals (continued)
Nippon Sanso Holdings Corp.	728,800	$21,137,700
Nissan Chemical Corp.	528,100	22,088,767
Nitto Denko Corp.	603,100	55,451,398
Shin-Etsu Chemical Co. Ltd.	7,561,000	322,660,659
Toray Industries Inc.	5,817,300	26,840,631

		585,008,503

Commercial Services & Supplies — 0.7%
Dai Nippon Printing Co. Ltd.	858,600	25,078,899
Secom Co. Ltd.	884,300	64,529,266
Toppan Holdings Inc.	965,700	23,016,038

		112,624,203

Construction & Engineering — 0.6%
Kajima Corp.	1,765,900	32,784,799
Obayashi Corp.	2,727,500	26,406,117
Shimizu Corp.	2,184,000	12,668,173
Taisei Corp.	713,000	22,417,174

		94,276,263

Consumer Staples Distribution & Retail — 1.5%
Aeon Co. Ltd.	2,744,600	65,532,693
Kobe Bussan Co. Ltd.	627,800	16,902,490
MatsukiyoCocokara & Co.	1,434,900	23,795,207
Seven & i Holdings Co. Ltd.	9,455,340	140,912,326

		247,142,716

Diversified REITs — 0.2%
KDX Realty Investment Corp.	17,363	17,380,232
Nomura Real Estate Master Fund Inc.	16,821	16,718,167

		34,098,399

Diversified Telecommunication Services — 0.9%
Nippon Telegraph & Telephone Corp.	125,413,500	152,523,568

Electric Utilities — 0.6%
Chubu Electric Power Co. Inc.	2,693,500	33,523,976
Kansai Electric Power Co. Inc. (The)	2,948,200	37,704,199
Tokyo Electric Power Co. Holdings Inc.(a)	6,406,000	34,655,161

		105,883,336

Electrical Equipment — 1.4%
Fuji Electric Co. Ltd.	532,600	32,433,990
Mitsubishi Electric Corp.	8,110,700	129,187,075
Nidec Corp.	1,751,800	66,478,561

		228,099,626

Electronic Equipment, Instruments & Components — 5.1%
Azbil Corp.	504,800	14,834,697
Hamamatsu Photonics KK	589,500	21,193,777
Hirose Electric Co. Ltd.	121,758	12,957,847
Ibiden Co. Ltd.	472,100	21,852,077
Keyence Corp.	816,604	382,705,975
Kyocera Corp.	5,388,600	79,527,596
Murata Manufacturing Co. Ltd.	7,232,800	145,755,306
Omron Corp.	738,200	27,448,268
Shimadzu Corp.	994,100	27,157,066
TDK Corp.	1,631,700	85,071,710
Yokogawa Electric Corp.	953,500	20,183,495

		838,687,814

Entertainment — 2.2%
Capcom Co. Ltd.	731,800	29,550,690
Konami Group Corp.	424,200	28,547,549
Nexon Co. Ltd.	1,439,100	23,371,974
Nintendo Co. Ltd.	4,360,500	243,665,729
Square Enix Holdings Co. Ltd.	360,000	15,251,685

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Toho Co. Ltd./Tokyo	467,000	$15,155,948

		355,543,575

Financial Services — 0.8%
Mitsubishi HC Capital Inc.	3,389,500	23,420,837
ORIX Corp.	4,923,500	103,445,367

		126,866,204

Food Products — 1.1%
Ajinomoto Co. Inc.	1,969,600	72,444,391
Kikkoman Corp.	573,300	37,551,634
MEIJI Holdings Co. Ltd.	985,312	22,174,120
Nissin Foods Holdings Co. Ltd.	841,800	24,537,091
Yakult Honsha Co. Ltd.	1,075,400	23,173,713

		179,880,949

Gas Utilities — 0.4%
Osaka Gas Co. Ltd.	1,569,300	31,317,879
Tokyo Gas Co. Ltd.	1,548,800	33,900,410

		65,218,289

Ground Transportation — 2.1%
Central Japan Railway Co.	3,242,200	81,540,939
East Japan Railway Co.	1,269,600	75,111,386
Hankyu Hanshin Holdings Inc.	960,500	27,698,543
Keisei Electric Railway Co. Ltd.	578,900	27,046,798
Kintetsu Group Holdings Co. Ltd.	758,700	23,333,565
Odakyu Electric Railway Co. Ltd.	1,308,700	18,399,828
Tobu Railway Co. Ltd.	791,300	20,228,803
Tokyu Corp.	2,098,700	26,113,763
West Japan Railway Co.	921,000	38,296,746

		337,770,371

Health Care Equipment & Supplies — 2.6%
Asahi Intecc Co. Ltd.	909,900	18,938,229
Hoya Corp.	1,475,500	192,607,377
Olympus Corp.	5,048,500	71,834,509
Sysmex Corp.	704,300	39,549,830
Terumo Corp.	2,824,200	110,035,588

		432,965,533

Health Care Technology — 0.2%
M3 Inc.	1,850,100	26,610,458

Hotels, Restaurants & Leisure — 1.2%
McDonald’s Holdings Co. Japan Ltd.	362,700	16,869,097
Oriental Land Co. Ltd./Japan	4,579,200	164,119,447
Zensho Holdings Co. Ltd.	404,800	17,726,604

		198,715,148

Household Durables — 3.9%
Iida Group Holdings Co. Ltd.	643,780	8,307,269
Panasonic Holdings Corp.	9,270,515	87,640,021
Sekisui Chemical Co. Ltd.	1,608,200	22,674,758
Sekisui House Ltd.	2,501,200	55,715,917
Sharp Corp./Japan(a)	1,096,500	5,975,872
Sony Group Corp.	5,293,400	456,016,597

		636,330,434

Household Products — 0.3%
Unicharm Corp.	1,692,000	56,112,002

Industrial Conglomerates — 2.1%
Hikari Tsushin Inc.	85,100	15,408,257
Hitachi Ltd.	3,891,300	329,672,895

		345,081,152

Industrial REITs — 0.2%
GLP J-REIT	19,695	15,625,774

Security	Shares	Value

Industrial REITs (continued)
Nippon Prologis REIT Inc.	9,532	$15,947,521

		31,573,295

Insurance — 3.7%
Dai-ichi Life Holdings Inc.	3,946,800	89,845,561
Japan Post Holdings Co. Ltd.	8,715,600	84,115,831
Japan Post Insurance Co. Ltd.	797,300	14,694,396
MS&AD Insurance Group Holdings Inc.	1,799,940	89,947,007
Sompo Holdings Inc.	1,247,150	73,115,198
T&D Holdings Inc.	2,090,100	36,376,978
Tokio Marine Holdings Inc.	7,564,100	220,997,733

		609,092,704

Interactive Media & Services — 0.2%
LY Corp.	11,205,000	30,971,617

IT Services — 2.3%
Fujitsu Ltd.	741,000	115,798,068
NEC Corp.	1,030,600	69,562,615
Nomura Research Institute Ltd.	1,614,012	45,353,790
NTT Data Group Corp.	2,643,400	43,053,321
Obic Co. Ltd.	293,700	45,994,613
Otsuka Corp.	477,400	20,992,032
SCSK Corp.	650,300	11,994,544
TIS Inc.	924,700	20,869,290

		373,618,273

Leisure Products — 0.6%
Bandai Namco Holdings Inc.	2,512,294	48,377,438
Shimano Inc.	321,500	44,528,240
Yamaha Corp.	550,300	12,034,479

		104,940,157

Machinery — 4.7%
Daifuku Co. Ltd.	1,271,400	30,187,621
FANUC Corp.	3,999,400	116,580,064
Hitachi Construction Machinery Co. Ltd.	450,700	13,043,997
Hoshizaki Corp.	456,100	15,568,383
Komatsu Ltd.	3,882,700	112,707,302
Kubota Corp.	4,204,200	61,702,519
Makita Corp.	938,700	24,560,343
MINEBEA MITSUMI Inc.	1,523,600	31,594,257
MISUMI Group Inc.	1,200,600	18,350,167
Mitsubishi Heavy Industries Ltd.	1,345,100	106,460,481
SMC Corp.	240,300	145,039,375
Toyota Industries Corp.	614,800	61,260,469
Yaskawa Electric Corp.	1,007,400	41,291,716

		778,346,694

Marine Transportation — 0.8%
Kawasaki Kisen Kaisha Ltd.	549,900	26,247,281
Mitsui OSK Lines Ltd.	1,443,800	49,444,328
Nippon Yusen KK	1,927,100	61,371,289

		137,062,898

Media — 0.1%
Dentsu Group Inc.	850,400	23,560,919

Metals & Mining — 1.0%
JFE Holdings Inc.	2,415,350	39,612,482
Nippon Steel Corp.	3,581,770	88,883,915
Sumitomo Metal Mining Co. Ltd.	1,040,100	27,076,249

		155,572,646

Office REITs — 0.3%
Japan Real Estate Investment Corp.	5,375	19,375,175
Nippon Building Fund Inc.	6,398	24,640,062

		44,015,237

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.8%
ENEOS Holdings Inc.	12,071,695	$52,084,379
Idemitsu Kosan Co. Ltd.	4,068,645	25,728,227
Inpex Corp.	4,063,500	54,161,213

		131,973,819

Passenger Airlines — 0.2%
ANA Holdings Inc.(a)	667,400	14,550,818
Japan Airlines Co. Ltd.	604,400	11,287,876

		25,838,694

Personal Care Products — 0.7%
Kao Corp.	1,955,400	73,988,450
Shiseido Co. Ltd.	1,678,500	45,633,474

		119,621,924

Pharmaceuticals — 5.2%
Astellas Pharma Inc.	7,595,150	83,005,500
Chugai Pharmaceutical Co. Ltd.	2,818,800	112,587,445
Daiichi Sankyo Co. Ltd.	7,763,107	255,669,429
Eisai Co. Ltd.	1,058,800	43,919,745
Kyowa Kirin Co. Ltd.	1,129,300	22,363,808
Ono Pharmaceutical Co. Ltd.	1,520,100	25,172,255
Otsuka Holdings Co. Ltd.	1,755,900	71,248,273
Shionogi & Co. Ltd.	1,032,100	51,385,029
Takeda Pharmaceutical Co. Ltd.	6,641,300	194,232,648

		859,584,132

Professional Services — 1.5%
Recruit Holdings Co. Ltd.	6,050,300	244,043,924

Real Estate Management & Development — 2.1%
Daito Trust Construction Co. Ltd.	245,900	29,171,340
Daiwa House Industry Co. Ltd.	2,485,700	71,773,209
Hulic Co. Ltd.	1,609,900	16,063,493
Mitsubishi Estate Co. Ltd.	4,724,300	72,312,299
Mitsui Fudosan Co. Ltd.	3,735,500	101,407,090
Nomura Real Estate Holdings Inc.	459,500	11,438,296
Sumitomo Realty & Development Co. Ltd.	1,200,700	35,615,359

		337,781,086

Retail REITs — 0.1%
Japan Metropolitan Fund Invest	29,231	17,227,292

Semiconductors & Semiconductor Equipment — 6.4%
Advantest Corp.	3,215,500	151,372,544
Disco Corp.	386,600	125,988,031
Lasertec Corp.	316,600	84,949,436
Renesas Electronics Corp.	6,164,700	101,859,838
Rohm Co. Ltd.	1,383,800	23,575,386
SCREEN Holdings Co. Ltd.	341,100	42,626,124
SUMCO Corp.	1,462,900	22,958,518
Tokyo Electron Ltd.	1,979,456	491,120,618

		1,044,450,495

Software — 0.2%
Oracle Corp. Japan	160,300	12,290,785
Trend Micro Inc./Japan	567,000	28,177,856

		40,468,641

Security	Shares	Value

Specialty Retail — 1.8%
Fast Retailing Co. Ltd.	737,100	$213,500,885
Nitori Holdings Co. Ltd.	336,200	49,451,730
USS Co. Ltd.	851,100	14,815,280
ZOZO Inc.	589,400	13,377,112

		291,145,007

Technology Hardware, Storage & Peripherals — 1.7%
Brother Industries Ltd.	970,800	16,288,290
Canon Inc.	4,198,350	122,780,006
FUJIFILM Holdings Corp.	1,566,200	99,761,751
Ricoh Co. Ltd.	2,306,900	19,214,002
Seiko Epson Corp.	1,209,300	19,575,659

		277,619,708

Tobacco — 0.8%
Japan Tobacco Inc.	5,036,400	130,828,064

Trading Companies & Distributors — 6.3%
ITOCHU Corp.	4,988,900	216,722,442
Marubeni Corp.	6,010,900	99,612,614
Mitsubishi Corp.	14,479,600	310,580,690
Mitsui & Co. Ltd.	5,432,100	238,591,631
MonotaRO Co. Ltd.	1,051,600	10,058,448
Sumitomo Corp.	4,354,300	102,221,185
Toyota Tsusho Corp.	893,700	57,896,988

		1,035,683,998

Wireless Telecommunication Services — 3.7%
KDDI Corp.	6,281,900	189,912,905
SoftBank Corp.	12,075,300	158,832,032
SoftBank Group Corp.	4,318,700	255,808,556

		604,553,493

Total Long-Term Investments — 99.7% (Cost: $15,652,348,662)		16,351,724,278

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(b)(c)	5,990,000	5,990,000

Total Short-Term Securities — 0.0% (Cost: $5,990,000)		5,990,000

Total Investments — 99.7% (Cost: $15,658,338,662)		16,357,714,278

Other Assets Less Liabilities — 0.3%		50,481,111

Net Assets — 100.0%		$16,408,195,389

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Japan ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$3,594,331	$—	$(3,593,695	)(b)	$(636)	$—	$—	—	$10,677	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,640,000	—	(650,000	)(b)	—	—	5,990,000	5,990,000	238,409		—

					$(636)	$—	$5,990,000		$249,086		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	279	03/07/24	$49,964	$4,690,095

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$4,690,095	$—	$—	$—	$4,690,095

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$2,388,508	$—	$—	$—	$2,388,508

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$3,883,103	$—	$—	$—	$3,883,103

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$80,654,079

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Japan ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments (continued)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$—	$16,351,724,278	$—	$16,351,724,278
Short-Term Securities
Money Market Funds	5,990,000	—	—	5,990,000

	$5,990,000	$16,351,724,278	$—	$16,357,714,278

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$4,690,095	$—	$4,690,095

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobile Components — 0.3%
Nemak SAB de CV(a)(b)	26,667,612	$5,444,844

Banks — 18.6%
Banco del Bajio SA(a)	7,529,428	28,020,688
Grupo Financiero Banorte SAB de CV, Class O	23,422,292	242,162,389
Grupo Financiero Inbursa SAB de CV, Class O(b)(c)	19,999,514	60,675,880
Regional SAB de CV	2,482,051	23,158,577

		354,017,534

Beverages — 16.4%
Arca Continental SAB de CV	4,684,921	50,468,536
Coca-Cola Femsa SAB de CV	4,545,151	44,362,839
Fomento Economico Mexicano SAB de CV	17,534,930	218,957,077

		313,788,452

Building Products — 0.3%
Grupo Rotoplas SAB de CV(c)	3,470,674	5,933,698

Capital Markets — 0.6%
Bolsa Mexicana de Valores SAB de CV	5,208,459	11,233,287

Chemicals — 1.1%
Alpek SAB de CV(c)	3,936,054	2,533,319
Orbia Advance Corp. SAB de CV	9,880,707	18,272,431

		20,805,750

Construction Materials — 5.5%
Cemex SAB de CV, NVS(b)	112,173,147	85,754,205
GCC SAB de CV	1,832,031	19,343,315

		105,097,520

Consumer Finance — 1.0%
Gentera SAB de CV	12,298,279	18,486,112

Consumer Staples Distribution & Retail — 10.6%
La Comer SAB de CV	5,551,017	12,978,455
Wal-Mart de Mexico SAB de CV	47,111,323	188,647,068

		201,625,523

Diversified REITs — 3.0%
Concentradora Fibra Danhos SA de CV	4,899,882	5,896,216
Fibra Uno Administracion SA de CV	28,912,546	52,246,735

		58,142,951

Diversified Telecommunication Services — 0.8%
Operadora De Sites Mexicanos SAB de CV	13,657,813	15,874,050

Entertainment — 0.0%
Ollamani SAB, NVS	100,138	169,029

Food Products — 4.5%
Gruma SAB de CV, Class B	1,994,311	35,515,392
Grupo Bimbo SAB de CV, Series A	12,217,599	51,109,014

		86,624,406

Ground Transportation — 0.5%
Grupo Traxion SAB de CV, Class A(a)(b)(c)	5,090,514	9,219,776

Hotels, Restaurants & Leisure — 1.2%
Alsea SAB de CV(b)	5,890,579	22,574,922

Household Products — 1.7%
Kimberly-Clark de Mexico SAB de CV, Class A	14,775,808	32,838,500

Industrial Conglomerates — 3.5%
Alfa SAB de CV, Class A	29,156,438	21,742,132
Grupo Carso SAB de CV, Series A1	5,122,207	44,315,276

		66,057,408

Security	Shares	Value

Industrial REITs — 3.6%
FIBRA Macquarie Mexico(a)	8,352,230	$16,430,777
Prologis Property Mexico SA de CV	7,161,244	32,188,152
TF Administradora Industrial S de Real de CV(c)	8,311,627	19,857,104

		68,476,033

Insurance — 1.3%
Qualitas Controladora SAB de CV	2,231,317	25,063,329

Media — 1.1%
Grupo Televisa SAB, CPO	22,481,847	13,440,898
Megacable Holdings SAB de CV, CPO	2,745,156	7,073,778

		20,514,676

Metals & Mining — 5.6%
Grupo Mexico SAB de CV, Series B	17,230,837	83,645,772
Industrias Penoles SAB de CV(b)(c)	1,808,100	22,657,142

		106,302,914

Passenger Airlines — 0.3%
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(b)(c)	9,234,449	6,718,229

Pharmaceuticals — 0.4%
Genomma Lab Internacional SAB de CV, Class B	9,945,492	7,678,993

Real Estate Management & Development — 1.5%
Corp Inmobiliaria Vesta SAB de CV	8,084,533	28,340,986

Transportation Infrastructure — 8.1%
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,847,648	24,681,816
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,556,499	52,514,138
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,800,604	52,830,958
Promotora y Operadora de Infraestructura SAB de CV	2,302,367	23,928,380

		153,955,292

Wireless Telecommunication Services — 8.2%
America Movil SAB de CV	168,016,881	157,328,684

Total Long-Term Investments — 99.7% (Cost: $2,019,166,741)		1,902,312,898

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	8,479,513	8,483,752
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)	1,150,000	1,150,000

Total Short-Term Securities — 0.5% (Cost: $9,629,421)		9,633,752

Total Investments — 100.2% (Cost: $2,028,796,162)		1,911,946,650

Liabilities in Excess of Other Assets — (0.2)%		(4,123,273)

Net Assets — 100.0%		$1,907,823,377

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

22	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Mexico ETF

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$16,074,705	$—		$(7,592,896	)(a)	$2,375	$(432)	$8,483,752	8,479,513	$86,546	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	670,000	480,000	(a)	—		—	—	1,150,000	1,150,000	46,286		—

						$2,375	$(432)	$9,633,752		$132,832		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mexican BOLSA Index	151	03/15/24	$4,937	$(259,931)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$259,931	$—	$—	$—	$259,931

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$169,632	$—	$—	$—	$169,632

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(152,667)	$—	$—	$—	$(152,667)

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Mexico ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,283,909

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$1,902,312,898	$—	$—	$1,902,312,898
Short-Term Securities
Money Market Funds	9,633,752	—	—	9,633,752

	$1,911,946,650	$—	$—	$1,911,946,650

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(259,931)	$—	$—	$(259,931)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

24	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Hanwha Aerospace Co. Ltd.	205,873	$29,010,433
Korea Aerospace Industries Ltd.(a)(b)	590,116	22,769,370

		51,779,803

Air Freight & Logistics — 0.5%
Hyundai Glovis Co. Ltd.(a)	153,442	21,967,478

Automobile Components — 2.2%
Hankook Tire & Technology Co. Ltd.	623,782	25,413,053
Hanon Systems	1,653,436	7,661,334
Hyundai Mobis Co. Ltd.	369,451	67,386,998

		100,461,385

Automobiles — 6.1%
Hyundai Motor Co.	772,855	145,503,415
Kia Corp.(a)	1,482,321	138,816,273

		284,319,688

Banks — 7.5%
Hana Financial Group Inc.	1,758,387	74,815,656
Industrial Bank of Korea(a)	2,122,204	22,333,969
KakaoBank Corp.	978,278	20,963,819
KB Financial Group Inc.	2,200,555	104,953,697
Shinhan Financial Group Co. Ltd.	2,577,281	84,250,233
Woori Financial Group Inc.	4,028,842	45,142,630

		352,460,004

Biotechnology — 2.7%
Celltrion Inc.	860,863	116,420,009
SK Bioscience Co. Ltd.(a)(b)	179,770	8,307,678

		124,727,687

Broadline Retail — 0.0%
Lotte Shopping Co. Ltd.	1	58

Capital Markets — 1.4%
Korea Investment Holdings Co. Ltd.(a)	332,953	17,782,722
Mirae Asset Securities Co. Ltd.(a)	2,727,421	18,508,682
NH Investment & Securities Co. Ltd.(a)	1,470,675	12,985,599
Samsung Securities Co. Ltd.	539,682	16,866,675

		66,143,678

Chemicals — 3.5%
Hanwha Solutions Corp.	771,956	16,119,358
Kum Yang Co. Ltd.(a)	192,560	13,970,942
Kumho Petrochemical Co. Ltd.(a)	164,063	18,220,336
LG Chem Ltd.	278,052	94,970,351
Lotte Chemical Corp.	155,345	14,283,818
SKC Co. Ltd.(a)	126,216	7,864,164

		165,428,969

Construction & Engineering — 0.8%
Hyundai Engineering & Construction Co. Ltd.(a)	614,523	16,029,248
Samsung Engineering Co. Ltd.(a)	1,146,210	21,199,327

		37,228,575

Diversified Telecommunication Services — 0.5%
KT Corp.	416,600	12,220,000
LG Uplus Corp.	1,673,996	12,983,468

		25,203,468

Electric Utilities — 0.7%
Korea Electric Power Corp.(a)	1,729,294	32,200,457

Electrical Equipment — 6.2%
Doosan Enerbility Co. Ltd.(a)	2,505,615	30,582,196
Ecopro BM Co. Ltd.(a)(b)	269,116	54,090,312
Ecopro Co. Ltd.(a)(b)	106,963	49,886,024

Security	Shares	Value

Electrical Equipment (continued)
Ecopro Materials Co. Ltd.(a)	32,518	$4,715,550
L&F Co. Ltd.(a)	149,480	19,094,999
LG Energy Solution Ltd.(a)(b)	247,845	74,901,277
POSCO Future M Co. Ltd.(a)(b)	188,600	45,080,393
SK IE Technology Co. Ltd.(a)(c)	188,220	10,381,741

		288,732,492

Electronic Equipment, Instruments & Components — 3.4%
LG Display Co. Ltd.(a)(b)	1,751,003	14,944,392
LG Innotek Co. Ltd.	109,211	16,596,493
Samsung Electro-Mechanics Co. Ltd.	373,059	39,313,336
Samsung SDI Co. Ltd.	306,683	87,125,920

		157,980,141

Entertainment — 1.6%
HYBE Co. Ltd.	121,869	18,252,498
JYP Entertainment Corp.(a)	4,636	256,949
Krafton Inc.(a)	163,532	27,950,129
NCSoft Corp.	113,700	16,583,321
Netmarble Corp.(a)(c)	215,680	10,014,940
Pearl Abyss Corp.(a)	91,452	2,090,462

		75,148,299

Financial Services — 1.1%
Kakaopay Corp.(a)	202,922	6,725,671
Meritz Financial Group Inc.	701,361	43,774,739

		50,500,410

Food Products — 0.6%
CJ CheilJedang Corp.	70,999	16,000,752
Orion Corp./Republic of Korea	195,926	13,665,127

		29,665,879

Health Care Equipment & Supplies — 1.0%
HLB Inc.(a)(b)	785,973	48,219,194

Hotels, Restaurants & Leisure — 0.3%
Kangwon Land Inc.(a)	922,091	12,047,486

Household Durables — 1.4%
Coway Co. Ltd.	382,958	15,587,257
LG Electronics Inc.	671,785	48,024,380

		63,611,637

Industrial Conglomerates — 3.9%
GS Holdings Corp.	433,577	15,650,721
LG Corp.	576,804	40,600,653
Samsung C&T Corp.	515,919	60,741,145
SK Inc.	249,194	35,944,904
SK Square Co. Ltd.(a)	561,465	29,461,564

		182,398,987

Insurance — 2.3%
DB Insurance Co. Ltd.(a)	369,766	27,438,317
Samsung Fire & Marine Insurance Co. Ltd.(a)	202,748	45,374,797
Samsung Life Insurance Co. Ltd.	498,874	36,313,498

		109,126,612

Interactive Media & Services — 3.7%
Kakao Corp.	1,701,256	68,284,996
NAVER Corp.	726,728	106,706,254

		174,991,250

IT Services — 0.9%
Posco DX Co. Ltd.(a)(b)	323,503	13,201,221
Samsung SDS Co. Ltd.	233,146	28,045,286

		41,246,507

Life Sciences Tools & Services — 1.3%
Samsung Biologics Co. Ltd.(a)(b)(c)	107,554	62,582,323

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 1.9%

Doosan Bobcat Inc.	498,188	$17,588,835
Hanwha Ocean Co. Ltd.(a)	399,147	7,084,561
HD Hyundai Heavy Industries Co. Ltd.(a)	138,869	12,314,263
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	279,792	23,536,938
Hyundai Mipo Dockyard Co. Ltd.(a)	4,180	197,873
Samsung Heavy Industries Co. Ltd.(a)	4,660,335	27,705,937

		88,428,407

Marine Transportation — 0.4%

HMM Co. Ltd.(a)	1,478,082	20,279,336

Metals & Mining — 3.7%

Hyundai Steel Co.(a)	682,708	18,457,150
Korea Zinc Co. Ltd.	69,438	23,345,896
POSCO Holdings Inc.(b)	395,896	128,663,734

		170,466,780

Oil, Gas & Consumable Fuels — 1.6%

HD Hyundai Co. Ltd.	390,059	20,734,922
SK Innovation Co. Ltd.(a)	376,271	33,197,614
S-Oil Corp.	341,612	19,625,445

		73,557,981

Passenger Airlines — 0.6%

Hanjin Kal Corp.	87,650	4,160,018
Korean Air Lines Co. Ltd.	1,360,559	23,505,434

		27,665,452

Personal Care Products — 0.7%

Amorepacific Corp.	220,243	19,803,668
LG H&H Co. Ltd.	59,734	14,347,111

		34,150,779

Pharmaceuticals — 1.4%

Celltrion Pharm Inc.(a)(b)	130,866	10,906,185
Hanmi Pharm Co. Ltd.(a)	64,601	16,213,451
SK Biopharmaceuticals Co. Ltd.(a)	193,701	14,116,702
Yuhan Corp.	456,923	23,175,998

		64,412,336

Semiconductors & Semiconductor Equipment — 7.8%

Hanmi Semiconductor Co. Ltd.(a)	271,121	17,346,303
SK Hynix Inc.	2,948,526	347,585,310

		364,931,613

Specialty Retail — 0.0%

Hotel Shilla Co. Ltd.	10,034	453,592

Technology Hardware, Storage & Peripherals — 22.7%

CosmoAM&T Co. Ltd.(a)	142,190	19,004,618
Samsung Electronics Co. Ltd.	18,818,962	1,038,672,624

		1,057,677,242

Textiles, Apparel & Luxury Goods — 0.0%

F&F Co. Ltd./New	4,408	239,975

Tobacco — 1.0%

KT&G Corp.	669,907	46,789,456

Trading Companies & Distributors — 0.3%

Posco International Corp.(a)	319,575	13,555,295

Security	Shares	Value

Wireless Telecommunication Services — 0.3%

SK Telecom Co. Ltd.	335,041	$13,262,345

Total Common Stocks — 97.1% (Cost: $2,553,496,364)		4,534,043,056

Preferred Stocks

Automobiles — 1.2%

Hyundai Motor Co.
Preference Shares, NVS	201,539	24,179,159
Series 2, Preference Shares, NVS	268,423	32,467,781

		56,646,940

Chemicals — 0.4%

LG Chem Ltd., Preference Shares, NVS	74,263	16,789,266

Technology Hardware, Storage & Peripherals — 0.1%

Samsung Electronics Co. Ltd., Preference Shares, NVS	101,783	4,874,047

Total Preferred Stocks — 1.7% (Cost: $32,817,760)		78,310,253

Rights

Electronic Equipment, Instruments & Components — 0.0%

LG Display Co. Ltd. (Expires 03/14/24, Strike Price KRW 10070)(a)	522,342	513,869

Total Rights — 0.0% (Cost: $—)		513,869

Total Long-Term Investments — 98.8% (Cost: $2,586,314,124)		4,612,867,178

Short-Term Securities

Money Market Funds — 4.1%

BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	192,885,684	192,982,127

Total Short-Term Securities — 4.1% (Cost: $192,964,207)		192,982,127

Total Investments — 102.9% (Cost: $2,779,278,331)		4,805,849,305

Liabilities in Excess of Other Assets — (2.9)%		(136,574,452)

Net Assets — 100.0%		$4,669,274,853

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

26	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI South Korea ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$208,037,093	$—	$(15,095,009	)(a)	$29,953	$10,090	$192,982,127	192,885,684	$1,844,485	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	3,110,000	—	(3,110,000	)(a)	—	—	—	—	110,528		—

					$29,953	$10,090	$192,982,127		$1,955,013		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
KOSPI 200 Index	782	03/14/24	$52,326	$684,314

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$684,314	$—	$—	$—	$684,314

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(145,019)	$—	$—	$—	$(145,019)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$1,105,428	$—	$—	$—	$1,105,428

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$36,291,760

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI South Korea ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments (continued)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$4,715,550	$4,529,327,506	$—	$4,534,043,056
Preferred Stocks	—	78,310,253	—	78,310,253
Rights	—	513,869	—	513,869
Short-Term Securities
Money Market Funds	192,982,127	—	—	192,982,127

	$197,697,677	$4,608,151,628	$—	$4,805,849,305

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$684,314	$—	$684,314

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

28	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 29, 2024

	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF	iShares MSCI Mexico ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,935,813,760	$2,780,945,788	$16,351,724,278	$1,902,312,898
Investments, at value — affiliated(c)	13,750,918	9,794,886	5,990,000	9,633,752
Cash	6,253	7,677	8,190	3,413
Foreign currency collateral pledged for futures contracts(d)	911,950	476,735	1,815,355	466,257
Foreign currency, at value(e)	3,257,280	4,825,486	8,703,648	4,074,492
Receivables:
Investments sold	7,157,225	16,479,361	136,571,650	10,409,279
Securities lending income — affiliated	3,112	2,220	1,317	13,606
Capital shares sold	—	72,189	—	—
Dividends — unaffiliated	10,524,022	4,837,720	22,920,495	897,843
Dividends — affiliated	2,426	3,672	16,752	3,882
Tax reclaims	—	—	31,053	—
Variation margin on futures contracts	103,737	52,390	66,184	17,674

Total assets	1,971,530,683	2,817,498,124	16,527,848,922	1,927,833,096

LIABILITIES
Collateral on securities loaned, at value	12,970,084	8,574,889	—	8,479,700
Payables:
Investments purchased	7,496,757	16,372,846	113,454,119	10,486,068
Capital shares redeemed	—	247,290	—	285,310
Investment advisory fees	771,179	1,135,976	6,199,414	758,641

Total liabilities	21,238,020	26,331,001	119,653,533	20,009,719

Commitments and contingent liabilities

NET ASSETS	$1,950,292,663	$2,791,167,123	$16,408,195,389	$1,907,823,377

NET ASSETS CONSIST OF

Paid-in capital	$2,573,256,041	$4,053,282,143	$17,563,729,670	$2,426,335,894

Accumulated loss	(622,963,378)	(1,262,115,020)	(1,155,534,281)	(518,512,517)

NET ASSETS	$1,950,292,663	$2,791,167,123	$16,408,195,389	$1,907,823,377

NET ASSET VALUE

Shares outstanding	81,400,000	75,900,000	236,850,000	29,200,000

Net asset value	$23.96	$36.77	$69.28	$65.34

Shares authorized	1 billion	1 billion	2.5246 billion	255 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$2,121,083,402	$3,069,485,296	$15,652,348,662	$2,019,166,741
(b) Securities loaned, at value	$12,340,994	$8,204,846	$—	$4,066,892
(c) Investments, at cost — affiliated	$13,750,488	$9,795,656	$5,990,000	$9,629,421
(d) Foreign currency collateral pledged, at cost	$933,914	$497,869	$1,891,112	$466,745
(e) Foreign currency, at cost	$3,240,321	$4,838,787	$8,748,441	$4,059,873

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Assets and Liabilities (unaudited) (continued)

February 29, 2024

iShares MSCI South Korea ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$4,612,867,178
Investments, at value — affiliated(c)	192,982,127
Cash	3,296,611
Foreign currency, at value(d)	15,272,729
Receivables:
Investments sold	76,840,748
Securities lending income — affiliated	163,946
Dividends — unaffiliated	33,572,382
Dividends — affiliated	5,574
Variation margin on futures contracts	12,462,136

Total assets	4,947,463,431

LIABILITIES
Collateral on securities loaned, at value	193,064,069
Payables:
Investments purchased	83,044,632
Investment advisory fees	2,079,877

Total liabilities	278,188,578

Commitments and contingent liabilities

NET ASSETS	$4,669,274,853

NET ASSETS CONSIST OF
Paid-in capital	$3,250,793,342

Accumulated earnings	1,418,481,511

NET ASSETS	$4,669,274,853

NET ASSET VALUE
Shares outstanding	72,200,000

Net asset value	$64.67

Shares authorized	700 million

Par value	$0.001

(a) Investments, at cost — unaffiliated	$2,586,314,124
(b) Securities loaned, at value	$186,350,066
(c) Investments, at cost — affiliated	$192,964,207
(d) Foreign currency, at cost	$15,838,421

See notes to financial statements.

30	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 29, 2024

	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF	iShares MSCI Mexico ETF

INVESTMENT INCOME
Dividends — unaffiliated	$41,777,471	$47,374,106	$141,315,251	$26,120,557
Dividends — affiliated	48,172	57,563	238,409	46,286
Interest — unaffiliated	15,304	12,965	—	27,974
Securities lending income — affiliated — net	30,348	11,536	10,677	86,546
Foreign taxes withheld	(238,019)	(7,108,519)	(14,127,016)	(2,775,992)

Total investment income	41,633,276	40,347,651	127,437,321	23,505,371

EXPENSES
Investment advisory	4,976,584	7,363,605	34,023,493	4,040,681
Commitment costs	10,037	14,646	19,473	8,341

Total expenses	4,986,621	7,378,251	34,042,966	4,049,022

Net investment income	36,646,655	32,969,400	93,394,355	19,456,349

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(31,737,554)	(26,389,415)	(183,302,699)	(8,883,459)
Investments — affiliated	404	1,052	(636)	2,375
Foreign currency transactions	403,327	10,220	847,207	(55,197)
Futures contracts	50,847	10,942	2,388,508	169,632
In-kind redemptions — unaffiliated(a)	5,964,562	52,216,411	242,288,622	91,825,800

	(25,318,414)	25,849,210	62,221,002	83,059,151

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	177,940,725	158,964,887	1,772,818,713	(3,249,667)
Investments — affiliated	430	(788)	—	(432)
Foreign currency translations	(75,497)	(832)	(1,469,220)	48,459
Futures contracts	21,232	198,652	3,883,103	(152,667)

	177,886,890	159,161,919	1,775,232,596	(3,354,307)

Net realized and unrealized gain	152,568,476	185,011,129	1,837,453,598	79,704,844

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$189,215,131	$217,980,529	$1,930,847,953	$99,161,193

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2024

iShares MSCI South Korea ETF

INVESTMENT INCOME
Dividends — unaffiliated	$50,134,139
Dividends — affiliated	110,528
Interest — unaffiliated	11,908
Securities lending income — affiliated — net	1,844,485
Foreign taxes withheld	(8,265,620)
Other foreign taxes	(190)

Total investment income	43,835,250

EXPENSES
Investment advisory	11,402,412
Commitment costs	18,431

Total expenses	11,420,843

Net investment income	32,414,407

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(19,201,726)
Investments — affiliated	29,953
Foreign currency transactions	(172,510)
Futures contracts	(145,019)

(19,489,302)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	233,035,569
Investments — affiliated	10,090
Foreign currency translations	(540,405)
Futures contracts	1,105,428

233,610,682

Net realized and unrealized gain	214,121,380

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$246,535,787

See notes to financial statements.

32	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI Australia ETF		iShares MSCI Canada ETF

	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$36,646,655	$86,313,602	$32,969,400		$83,284,741
Net realized gain (loss)	(25,318,414)	(8,009,512)	25,849,210		(8,286,834)
Net change in unrealized appreciation (depreciation)	177,886,890	(38,966,533)	159,161,919		105,214,335

Net increase in net assets resulting from operations	189,215,131	39,337,557	217,980,529		180,212,242

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(43,165,632)	(71,404,532)	(41,833,751	)(b)	(88,711,145)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(268,166,468)	489,066,898	(413,282,477)		(725,422,853)

NET ASSETS
Total increase (decrease) in net assets	(122,116,969)	456,999,923	(237,135,699)		(633,921,756)
Beginning of period	2,072,409,632	1,615,409,709	3,028,302,822		3,662,224,578

End of period	$1,950,292,663	$2,072,409,632	$2,791,167,123		$3,028,302,822

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets (continued)

	iShares MSCI Japan ETF		iShares MSCI Mexico ETF

	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$93,394,355	$166,125,768	$19,456,349	$34,712,963
Net realized gain	62,221,002	669,279	83,059,151	103,106,421
Net change in unrealized appreciation (depreciation)	1,775,232,596	1,216,919,417	(3,354,307)	204,692,188

Net increase in net assets resulting from operations	1,930,847,953	1,383,714,464	99,161,193	342,511,572

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(186,681,876)	(104,587,537)	(30,406,482)	(33,094,776)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,060,161,684	2,663,221,129	305,675,774	417,832,777

NET ASSETS
Total increase in net assets	2,804,327,761	3,942,348,056	374,430,485	727,249,573
Beginning of period	13,603,867,628	9,661,519,572	1,533,392,892	806,143,319

End of period	$16,408,195,389	$13,603,867,628	$1,907,823,377	$1,533,392,892

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI South Korea ETF

	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$32,414,407	$47,333,062
Net realized loss	(19,489,302)	(46,209,947)
Net change in unrealized appreciation (depreciation)	233,610,682	208,311,842

Net increase in net assets resulting from operations	246,535,787	209,434,957

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(100,547,057)	(39,264,408)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	869,095,808	524,571,630

NET ASSETS
Total increase in net assets	1,015,084,538	694,742,179
Beginning of period	3,654,190,315	2,959,448,136

End of period	$4,669,274,853	$3,654,190,315

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Australia ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$22.24		$21.95	$25.96	$21.12	$21.67	$22.56

Net investment income(a)	0.41		1.01	0.93	0.65	0.67	1.00
Net realized and unrealized gain (loss)(b)	1.80		0.13	(3.31)	4.77	(0.48)	(0.70)

Net increase (decrease) from investment operations	2.21		1.14	(2.38)	5.42	0.19	0.30

Distributions from net investment income(c)	(0.49)		(0.85)	(1.63)	(0.58)	(0.74)	(1.19)

Net asset value, end of period	$23.96		$22.24	$21.95	$25.96	$21.12	$21.67

Total Return(d)
Based on net asset value	9.98	%(e)	5.15%	(9.53)%	25.69%	0.99%	1.75%

Ratios to Average Net Assets(f)
Total expenses	0.50	%(g)	0.50%	0.50%	0.50%	0.51%	0.50%

Net investment income	3.67	%(g)	4.48%	3.86%	2.69%	3.23%	4.68%

Supplemental Data
Net assets, end of period (000)	$1,950,293		$2,072,410	$1,615,410	$1,505,880	$1,263,259	$1,399,590

Portfolio turnover rate(h)	4%		4%	15%	4%	8%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

36	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Canada ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$34.69		$33.72	$37.38	$28.76	$28.22	$28.79

Net investment income(a)	0.39		0.80	0.77	0.64	0.65	0.62
Net realized and unrealized gain (loss)(b)	2.18		1.01	(3.68)	8.60	0.54	(0.53)

Net increase (decrease) from investment operations	2.57		1.81	(2.91)	9.24	1.19	0.09

Distributions from net investment income(c)	(0.49	)(d)	(0.84)	(0.75)	(0.62)	(0.65)	(0.66)

Net asset value, end of period	$36.77		$34.69	$33.72	$37.38	$28.76	$28.22

Total Return(e)
Based on net asset value	7.46	%(f)	5.42%	(7.94)%	32.41%	4.32%	0.56%

Ratios to Average Net Assets(g)
Total expenses	0.50	%(h)	0.50%	0.50%	0.50%	0.51%	0.49%

Net investment income	2.23	%(h)	2.36%	2.05%	1.91%	2.37%	2.26%

Supplemental Data
Net assets, end of period (000)	$2,791,167		$3,028,303	$3,662,225	$4,157,136	$2,266,034	$2,618,586

Portfolio turnover rate(i)	2%		6%	5%	8%	9%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Japan ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$61.57		$53.72	$68.55	$58.15	$54.05	$58.45

Net investment income(a)	0.43		0.92	1.04	0.91	0.90	0.92
Net realized and unrealized gain (loss)(b)	8.15		7.48	(14.44)	10.25	4.36	(4.43)

Net increase (decrease) from investment operations	8.58		8.40	(13.40)	11.16	5.26	(3.51)

Distributions from net investment income(c)	(0.87)		(0.55)	(1.43)	(0.76)	(1.16)	(0.89)

Net asset value, end of period	$69.28		$61.57	$53.72	$68.55	$58.15	$54.05

Total Return(d)
Based on net asset value	14.11	%(e)	15.68%	(19.81)%	19.21%	9.76%	(5.96)%

Ratios to Average Net Assets(f)
Total expenses	0.50	%(g)	0.50%	0.50%	0.50%	0.51%	0.49%

Net investment income	1.37	%(g)	1.61%	1.66%	1.37%	1.60%	1.68%

Supplemental Data
Net assets, end of period (000)	$16,408,195		$13,603,868	$9,661,520	$11,906,294	$9,909,026	$12,170,174

Portfolio turnover rate(h)	3%		3%	4%	6%	4%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

38	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Mexico ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$61.58		$44.29	$51.24	$33.00	$41.47	$50.38

Net investment income(a)	0.75		1.65	1.50	0.80	0.61	1.09
Net realized and unrealized gain (loss)(b)	4.04		17.14	(7.04)	18.32	(8.52)	(8.75)

Net increase (decrease) from investment operations	4.79		18.79	(5.54)	19.12	(7.91)	(7.66)

Distributions from net investment income(c)	(1.03)		(1.50)	(1.41)	(0.88)	(0.56)	(1.25)

Net asset value, end of period	$65.34		$61.58	$44.29	$51.24	$33.00	$41.47

Total Return(d)
Based on net asset value	7.73	%(e)	42.93%	(10.98)%	58.30%	(19.36)%	(15.23)%

Ratios to Average Net Assets(f)
Total expenses	0.50	%(g)	0.50%	0.50%	0.50%	0.51%	0.49%

Net investment income	2.40	%(g)	2.88%	3.06%	1.85%	1.59%	2.46%

Supplemental Data
Net assets, end of period (000)	$1,907,823		$1,533,393	$806,143	$1,178,526	$834,927	$626,243

Portfolio turnover rate(h)	2%		11%	11%	15%	12%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI South Korea ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23		Year Ended 08/31/22		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19

Net asset value, beginning of period	$62.63		$58.43		$86.98		$63.04		$53.34		$67.65

Net investment income(a)	0.52		0.85		0.97		1.23		0.83		0.97
Net realized and unrealized gain (loss)(b)	3.17		4.05		(27.84)		23.34		10.18		(14.49)

Net increase (decrease) from investment operations	3.69		4.90		(26.87)		24.57		11.01		(13.52)

Distributions from net investment income(c)	(1.65)		(0.70)		(1.68)		(0.63)		(1.31)		(0.79)

Net asset value, end of period	$64.67		$62.63		$58.43		$86.98		$63.04		$53.34

Total Return(d)
Based on net asset value	5.95	%(e)	8.49%		(31.39)%		39.05%		20.77%		(20.08)%

Ratios to Average Net Assets(f)
Total expenses	0.59	%(g)	0.59%		0.58%		0.57%		0.59%		0.59%

Net investment income	1.69	%(g)	1.42%		1.35%		1.45%		1.45%		1.62%

Supplemental Data
Net assets, end of period (000)	$4,669,275		$3,654,190		$2,959,448		$6,136,724		$4,857,482		$3,848,564

Portfolio turnover rate(h)	6	%(i)	29	%(i)	24	%(i)	20	%(i)	15	%(i)	16	%(i)

(a)   Based on average shares outstanding.

(b)   The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)   Where applicable, assumes the reinvestment of distributions.

(e)   Not annualized.

(f)   Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)   Annualized.

(h)   Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(i) Portfolio turnover rate excluding cash creations was as follows:	5%		9%		10%		8%		9%		5%

See notes to financial statements.

40	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI Australia	Non-diversified
MSCI Canada	Diversified
MSCI Japan	Diversified
MSCI Mexico	Non-diversified
MSCI South Korea	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

42	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI Australia
Goldman Sachs & Co. LLC	$2,178,757	$(2,178,757)	$—		$—
Morgan Stanley	10,162,237	(10,162,237)	—		—

	$12,340,994	$(12,340,994)	$—		$—

MSCI Canada
Barclays Capital, Inc.	$33,499	$(33,499)	$—		$—
Citigroup Global Markets, Inc.	8,171,347	(8,171,347)	—		—

	$8,204,846	$(8,204,846)	$—		$—

MSCI Mexico
BofA Securities, Inc.	$82,376	$(82,376)	$—		$—
Citigroup Global Markets, Inc.	1,081,965	(1,081,965)	—		—
J.P. Morgan Securities LLC	438,402	(438,402)	—		—
Morgan Stanley	2,464,149	(2,464,149)	—		—

	$4,066,892	$(4,066,892)	$—		$—

MSCI South Korea
BofA Securities, Inc.	$14,060,066	$(14,060,066)	$—		$—
Citigroup Global Markets, Inc.	15,652,272	(15,652,272)	—		—
Goldman Sachs & Co. LLC	87,052,929	(87,052,929)	—		—
HSBC Bank PLC	32,251,868	(32,251,868)	—		—
J.P. Morgan Securities LLC	30,967,046	(30,404,359)	—		562,687	(b)
Morgan Stanley	6,365,885	(6,365,885)	—		—

	$186,350,066	$(185,787,379)	$—		$562,687

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of February 29, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each of the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Japan and iShares MSCI Mexico ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

For its investment advisory services to the iShares MSCI South Korea ETF, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275

44	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

MSCI Australia	$7,464
MSCI Canada	3,206
MSCI Japan	3,291
MSCI Mexico	18,874
MSCI South Korea	386,727

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI Australia	$10,634,662	$9,487,553	$(5,493,493)
MSCI Japan	79,851,843	77,583,649	(60,718,273)
MSCI South Korea	43,819,503	20,543,219	(1,734,269)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended February 29, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

MSCI Australia	$85,524,106	$70,449,467
MSCI Canada	63,411,019	58,547,788
MSCI Japan	418,858,664	366,200,765
MSCI Mexico	56,260,531	36,266,389
MSCI South Korea	1,003,795,992	236,107,198

For the six months ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

MSCI Australia	$—	$285,744,599
MSCI Canada	362,692,701	788,463,358
MSCI Japan	2,228,043,177	1,317,119,618
MSCI Mexico	1,317,066,598	1,039,006,252

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

MSCI Australia	$(376,161,464)
MSCI Canada	(988,801,136)
MSCI Japan	(1,787,656,313)
MSCI Mexico	(482,084,858)
MSCI South Korea	(286,276,585)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI Australia	$2,179,273,819	$102,368,985	$(331,875,068)	$(229,506,083)
MSCI Canada	3,092,081,616	189,865,353	(490,863,309)	(300,997,956)
MSCI Japan	15,802,677,529	2,347,198,791	(1,787,471,947)	559,726,844
MSCI Mexico	2,033,168,488	64,006,424	(185,488,193)	(121,481,769)
MSCI South Korea	3,081,640,212	2,149,019,108	(424,125,701)	1,724,893,407

9.	LINE OF CREDIT

The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b)

46	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 29, 2024, the Funds did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/29/24		Year Ended 08/31/23

iShares ETF	Shares	Amount	Shares	Amount

MSCI Australia

Shares sold	800,000	$18,935,583	43,800,000	$1,026,265,293
Shares redeemed	(12,600,000)	(287,102,051)	(24,200,000)	(537,198,395)

	(11,800,000)	$(268,166,468)	19,600,000	$489,066,898

MSCI Canada

Shares sold	10,700,000	$378,914,321	21,800,000	$745,491,940
Shares redeemed	(22,100,000)	(792,196,798)	(43,100,000)	(1,470,914,793)

	(11,400,000)	$(413,282,477)	(21,300,000)	$(725,422,853)

MSCI Japan

Shares sold	37,350,000	$2,379,987,572	69,000,000	$4,154,574,137
Shares redeemed	(21,450,000)	(1,319,825,888)	(27,900,000)	(1,491,353,008)

	15,900,000	$1,060,161,684	41,100,000	$2,663,221,129

MSCI Mexico

Shares sold	21,200,000	$1,350,830,557	34,800,000	$1,963,154,619
Shares redeemed	(16,900,000)	(1,045,154,783)	(28,100,000)	(1,545,321,842)

	4,300,000	$305,675,774	6,700,000	$417,832,777

MSCI South Korea

Shares sold	13,850,000	$869,095,808	19,100,000	$1,200,313,460
Shares redeemed	—	—	(11,400,000)	(675,741,830)

	13,850,000	$869,095,808	7,700,000	$524,571,630

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator , to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

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Notes to Financial Statements (unaudited) (continued)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Australia ETF, iShares MSCI Canada ETF, iShares MSCI Japan ETF, iShares MSCI Mexico ETF and iShares MSCI South Korea ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 29, 2024

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

MSCI Canada(a)	$0.397270	$—	$0.088604	$0.485874	82%	—%	18%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

S U P P L E M E N T A L I N F O R M A T I O N	51

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

52	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

CPO	Certificates of Participation (Ordinary)

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	53

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-815-0224

FEBRUARY 29, 2024

2024 Semi-Annual Report (Unaudited)

iShares, Inc.

•	iShares MSCI Russia ETF | ERUS |

Fund Summary as of February 29, 2024	iShares® MSCI Russia ETF

Investment Objective

The iShares MSCI Russia ETF (the “Fund”) seeks to track the investment results of an index composed of Russian equities, as represented by the MSCI Russia 25/50 Index (the “Index”). Effective June 1, 2022, the index was discontinued by the index provider, MSCI, Inc. Due to the discontinuation of the Fund’s underlying index and ongoing restrictions relating to Russian securities, the Fund will be unable to meet its investment objective. The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation.

Performance

			Average Annual Total Returns				Cumulative Total Returns
	6-Month Total Returns		1 Year		5 Years	10 Years	1 Year		5 Years	10 Years
Fund NAV	1,011.85	%(a)	1,019.71	%(a)	(51.86)%	(29.87)%	1,019.71	%(a)	(97.42)%	(97.12)%
Fund Market(b)	N/A		N/A		(34.39)	(13.32)	N/A		(71.88)	(68.19)
Index(c)	N/A		N/A		(91.92)	(71.67)	N/A		(99.99)	(99.99)

(a)

Total Return includes the impact of proceeds from the sale of certain investments, which were previously being fair valued at a nominal value with all other local Russian equities and Russian exposed ADR and GDR securities. See Plan of Liquidation section in the Notes to the Financial Statements for more information.

(b)

Effective March 4, 2022, the NYSE Arca, Inc. halted trading of the Fund and the Fund Market returns are as follows: 5 Years return and 10 Years return from February 28, 2019 and February 28, 2014, respectively through March 4, 2022. A 1 Year Fund Market Return is not shown as NYSE ARCA, Inc. halted trading of the Fund prior to September 1, 2022.

(c)

Effective June 1, 2022, the Index was discontinued by the index provider, MSCI, Inc and the Index returns are as follows: 5 Years return and 10 Years return from February 28, 2019 and February 28, 2014, respectively through May 31, 2022. A 1 Year Index return is not shown as MSCI, Inc discontinued the Index prior to September 1, 2022.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$11,118.50	$0.00		$1,000.00	$1,024.90	$0.00		0.00%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. Effective March 3, 2022, BFA implemented a voluntary waiver of its investment advisory fee for the Fund, which was applied to management fees for the six months ended February 29, 2024.

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
BlackRock Cash Funds: Treasury, SL Agency Shares	93.5%
Inter RAO UES PJSC	3.3
Gazprom PJSC	0.6
Surgutneftegas PJSC	0.5
Surgutneftegas PJSC (Preferred)	0.5
Sberbank of Russia PJSC	0.5
VTB Bank PJSC	0.2
Alrosa PJSC	0.2
United Co. RUSAL International PJSC	0.1
Moscow Exchange MICEX-RTS PJSC	0.1

F U N D S U M M A R Y	3

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively. The NYSE ARCA, Inc. halted trading of the Fund effective March 4, 2022, and delisted the Fund effective August 29, 2022 therefore, there is no longer a Market Price.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower. Effective June 1, 2022, the index was discontinued by the index provider, MSCI, Inc.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

4	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Russia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 0.7%
Sberbank of Russia PJSC(a)(b)	18,835,860	$2,058
TCS Group Holding PLC, GDR(a)(b)	289,152	32
VTB Bank PJSC(a)(b)	8,307,845,016	908

		2,998

Broadline Retail — 0.0%
Ozon Holdings PLC, ADR(a)(b)	106,824	12

Capital Markets — 0.1%
Moscow Exchange MICEX-RTS PJSC(a)(b)	4,737,800	518

Chemicals — 0.0%
PhosAgro PJSC(a)(b)	148,802	17
PhosAgro PJSC, New(a)(b)	2,875	29
PhosAgro PJSC, GDR(a)(b)	2	—

		46

Consumer Staples Distribution & Retail — 0.0%
X5 Retail Group NV, GDR(a)(b)	374,475	41

Electric Utilities — 3.2%
Inter RAO UES PJSC(a)(b)	136,938,300	14,966

Interactive Media & Services — 0.0%
VK Co. Ltd.(a)(b)	393,252	43
Yandex NV(a)(b)	361,376	39

		82

Metals & Mining — 0.5%
Alrosa PJSC(a)(b)	7,486,250	818
MMC Norilsk Nickel PJSC(a)(b)	96,437	10
Novolipetsk Steel PJSC(a)(b)	4,388,590	480
Polymetal International PLC(a)(b)	834,056	92
Polyus PJSC(a)(b)	89,129	10
Severstal PAO(a)(b)	604,068	66
United Co. RUSAL International PJSC(a)(b)	5,811,330	635

		2,111

Oil, Gas & Consumable Fuels — 1.3%
Gazprom PJSC(a)(b)	24,553,290	2,683
LUKOIL PJSC(a)(b)	856,438	94
Novatek PJSC(a)(b)	1,250,860	137

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Rosneft Oil Co. PJSC(a)(b)	2,566,222	$280
Surgutneftegas PJSC(a)(b)	21,799,946	2,383
Tatneft PJSC(a)(b)	3,516,781	384

		5,961

Wireless Telecommunication Services — 0.1%
Mobile TeleSystems PJSC(a)(b)	2,776,444	303

Total Common Stocks — 5.9% (Cost: $440,387,124)		27,038

Preferred Stocks

Oil, Gas & Consumable Fuels — 0.5%
Surgutneftegas PJSC, Preference Shares, NVS(a)(b)	21,745,700	2,376

Total Preferred Stocks — 0.5% (Cost: $11,913,761)		2,376

Total Long-Term Investments — 6.4% (Cost: $452,300,885)		29,414

Short-Term Securities

Money Market Funds — 91.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(c)(d)	420,000	420,000

Total Short-Term Securities — 91.2% (Cost: $420,000)		420,000

Total Investments — 97.6% (Cost: $452,720,885)		449,414

Other Assets Less Liabilities — 2.4%		11,210

Net Assets — 100.0%		$460,624

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$450,000	$—	$(30,000	)(a)	$—	$—	$420,000	420,000	$36,300	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Russia ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$—	$27,038	$27,038
Preferred Stocks	—	—	2,376	2,376
Short-Term Securities
Money Market Funds	420,000	—	—	420,000

	$420,000	$—	$29,414	$449,414

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening balance, as of August 31, 2023	$25,825	$2,268	$28,093
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	(8,341,437)	—	(8,341,437)
Net change in unrealized appreciation (depreciation)(a)(b)	13,151,904	108	13,152,012
Purchases	—	—	—
Sales	(4,809,254)	—	(4,809,254)

Closing balance, as of February 29, 2024	$27,038	$2,376	$29,414

Net change in unrealized appreciation (depreciation) on investment still held at February 29, 2024	$(10,575,977)	$108	$(10,575,869)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 29, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

See notes to financial statements.

6	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited) February 29, 2024

iShares MSCI Russia ETF

ASSETS
Investments, at value — unaffiliated(a)	$29,414
Investments, at value — affiliated(b)	420,000
Cash	9,156
Foreign currency, at value(c)	291
Receivables:
Dividends — affiliated	1,763

Total assets	460,624

Commitments and contingent liabilities

NET ASSETS	$460,624

NET ASSETS CONSIST OF
Paid-in capital	$614,603,100
Accumulated loss	(614,142,476)

NET ASSETS	$460,624

NET ASSET VALUE
Shares outstanding	13,750,000

Net asset value	$0.03

Shares authorized	1 billion

Par value	$0.001

(a) Investments, at cost — unaffiliated	$452,300,885
(b) Investments, at cost — affiliated	$420,000
(c) Foreign currency, at cost	$272

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	7

Statement of Operations (unaudited) Six Months Ended February 29, 2024

iShares MSCI Russia ETF

INVESTMENT INCOME
Dividends — affiliated	$36,300
Interest — unaffiliated	653

Total investment income	36,953

EXPENSES
Investment advisory	3,752

Total expenses	3,752

Less:
Investment advisory fees waived	(3,752)

Total expenses after fees waived	—

Net investment income	36,953

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(8,341,437)

(8,341,437)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	13,152,012

13,152,012

Net realized and unrealized gain	4,810,575

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,847,528

See notes to financial statements.

8	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI Russia ETF
	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$36,953	$19,157
Net realized loss	(8,341,437)	—
Net change in unrealized appreciation (depreciation)	13,152,012	(16,024)

Net increase in net assets resulting from operations	4,847,528	3,133

DISTRIBUTIONS TO SHAREHOLDERS(a)
Liquidating distribution	(4,875,008)	—

Decrease in net assets resulting from distributions to shareholders	(4,875,008)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	—

NET ASSETS
Total increase (decrease) in net assets	(27,480)	3,133
Beginning of period	488,104	484,971

End of period	$460,624	$488,104

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	9

Statement of Cash Flows (unaudited) Six Months Ended February 29, 2024

iShares MSCI Russia ETF

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$4,847,528
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments	4,809,254
Net proceeds from sales of short-term securities	30,000
Net realized (gain) loss on investments	8,341,437
Net change in unrealized (appreciation) depreciation on investments	(13,152,012)
(Increase) decrease in assets:
Receivables:
Dividends — affiliated	293

Net cash provided by operating activities	4,876,500

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(4,875,008)

Net cash used for financing activities	(4,875,008)

CASH
Net increase in restricted and unrestricted cash	$1,492
Restricted and unrestricted cash and foreign currency at beginning of period	7,955

Restricted and unrestricted cash and foreign currency at end of period	$9,447

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	$9,156
Foreign currency, at value	291

$9,447

See notes to financial statements.

10	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Russia ETF
	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23		Year Ended 08/31/22		Year Ended 08/31/21	Year Ended 08/31/20		Year Ended 08/31/19

Net asset value, beginning of period	$0.04		$0.04		$45.29		$34.87	$37.81		$32.47

Net investment income(a)	0.00	(b)	0.00	(b)	0.86		2.05	1.87		2.33
Net realized and unrealized gain (loss)	0.34		(0.00	)(b)	(44.38	)(c)	10.24 (c)	(1.99	)(c)	5.04 (c)

Net increase (decrease) from investment operations	0.34		0.00	(b)	(43.52)		12.29	(0.12)		7.37

Distributions(d)
From net investment income	—		—		(1.70)		(1.87)	(2.82)		(2.03)
Liquidating distribution		(0.35)	—		(0.03)		—	—		—

Total distributions		(0.35)	—		(1.73)		(1.87)	(2.82)		(2.03)

Net asset value, end of period	$0.03		$0.04		$0.04		$45.29	$34.87		$37.81

Total Return(e)
Based on net asset value	1,011.85	%(f)(g)	0.64%		(99.85)%		36.07%	(1.28)%		23.64%

Ratios to Average Net Assets(h)
Total expenses	0.59	%(i)	0.59%		0.58%		0.57%	0.59%		0.59%

Total expenses after fees waived(j)	0.00	%(i)	0.00%		0.50%		0.57%	0.59%		0.59%

Net investment income	5.84	%(i)	3.94%		4.01%		5.26%	4.97%		6.60%

Supplemental Data
Net assets, end of period (000)	$461		$488		$485		$586,497	$467,203		$627,581

Portfolio turnover rate(k)		0%	0%		7%		25%	30%		18%

(a)	Based on average shares outstanding.
(b)	Rounds to less than $0.01.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)

Total Return includes the impact of proceeds from the sale of certain investments, which were previously being fair valued at a nominal value with all other local Russian equities and Russian exposed ADR and GDR securities. See Plan of Liquidation section in the Notes to the Financial Statements for more information.

(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)

Effective March 3, 2022, BFA implemented a voluntary waiver of its investment advisory fee for the Fund which was applied to management fees starting with February 1, 2022 for the year ended August 31, 2022, August 31, 2023 and six months ended February 28, 2024.

(k)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification

MSCI Russia	Non-diversified

2.	PLAN OF LIQUIDATION

Russia launched a large-scale invasion of Ukraine on February 24, 2022, creating circumstances that have significantly impacted the Fund’s operations. The United States, and many other countries, imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, including banning Russia from global payment systems that facilitate cross-border payments. In response, the Russian government imposed capital controls to restrict movements of capital from entering and exiting the country and has closed trading sessions for local Russian equities to non-residents. In addition, trading of depository receipts for Russian-based companies halted on primary trading platforms subsequent to Russia’s invasion.

The consequences of Russia’s invasion and unprecedented market and policy responses of various governments and regulators precipitated the absence of a functioning or orderly market to facilitate the liquidation and repatriation of securities for any Russian-based company held by the Fund. As a result, the fair value of Russian securities and currency experienced significant declines.

Additionally, since February 24, 2022, the following events occurred: (i) the Fund suspended new creations of its shares; (ii) NYSE Arca, Inc. announced a trading halt of the Fund; (iii) BFA wrote down the value of all Russian equity securities to a nominal investment value; (iv) BFA implemented a voluntary waiver of its investment advisory fee for the Fund; (v) Russia signed into law a requirement of Russian issuers to terminate deposit agreements related to their depository receipt program, with holders receiving local shares of most Russian issuers in place of the depository receipts; (vi) the Fund was removed as a borrower from the line of credit facility as the trading halt by NYSE Arca, Inc. resulted in technical default under the Syndicated Credit Agreement; (vii) the Fund’s underlying index, the MSCI Russia 25/50 Index, was discontinued by the index provider, (viii) the Fund suspended redemptions pursuant to an order of the SEC; (ix) NYSE Arca, Inc. delisted the Fund.

On June 15, 2022, the Board unanimously voted to close and liquidate the Fund, contingent on receiving any necessary relief from the SEC, due to the discontinuation of the MSCI Russia 25/50 Index and ongoing restrictions relating to Russian securities. On August 3, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund. On August 17, 2022, the Fund made an initial liquidating distribution to shareholders of available cash, less a reserve estimated to meet the Fund’s expected transaction costs associated with the liquidation.

The Fund participated in a tender offer on Magnit PJSC, in which proceeds from the shares tendered were booked into the Fund’s net asset value (“NAV”) on November 20, 2023. On December 21, 2023, the Fund made a liquidating distribution to shareholders of available cash, less a reserve estimated to the meet the Fund’s expected transaction costs associated with the liquidation.

On December 14, 2023, the Board unanimously voted to continue to have the Fund managed pursuant to the plan of liquidation through December 31, 2024 (absent significant market developments), to allow the Fund to sell its securities, if conditions permit. There are no assurances that the securities will become liquid during that time. If the Fund’s Russian securities have not been sold or are unable to be converted as of the date the Fund is terminated, the Fund’s remaining portfolio assets will be permanently written off, in each case as determined by BFA and approved by the Board. The Fund may be terminated sooner if all of the Russian securities have been sold before that date (or they cease to represent valid interests in their issuers). While the Fund is in the process of liquidating its portfolio, the Fund will hold cash and securities that may not be consistent with the Fund’s investment objective and prior investment strategies. As a result of the delisting by NYSE Arca, Inc. the Fund is no longer considered an exchange-traded fund.

3.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is

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Notes to Financial Statements (unaudited) (continued)

recognized daily on an accrual basis. Certain Russian securities held by the Fund declared dividends during the period, however there is no assurance these dividends can be collected by the Fund due to restrictions imposed by the Russian government. As a result, the Fund has not accrued any investment income associated with these Russian securities.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. On December 21, 2023, the Fund made a liquidating distribution to shareholders of available cash, less a reserve estimated to the meet the Fund’s expected transaction costs associated with the liquidation.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

4.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement, war or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

During the period, the Valuation Committee determined that the local Russian equities and Russian exposed ADR and GDR securities did not have a market for which the Fund could transact and deemed them illiquid. As of February 29, 2024, the securities are being fair valued at a nominal value using a discount of 99% or higher due to illiquidity and uncertainty measures.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	13

Notes to Financial Statements (unaudited) (continued)

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $2 billion	0.7400%

Over $2 billion, up to and including $4 billion	0.6900

Over $4 billion, up to and including $8 billion	0.6400

Over $8 billion, up to and including $16 billion	0.5700

Over $16 billion, up to and including $24 billion	0.5100

Over $24 billion, up to and including $32 billion	0.4800

Over $32 billion, up to and including $40 billion	0.4500

Over $40 billion	0.4275

Expense Waivers: Effective March 3, 2022, BFA implemented a voluntary waiver of its investment advisory fee for the Fund, which was applied to management fees for the period ended February 29, 2024.

This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended February 29, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

MSCI Russia	$3,752

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.

6.	PURCHASES AND SALES

For the six months ended February 29, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Sales

MSCI Russia	$4,809,254

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Notes to Financial Statements (unaudited) (continued)

There were no in-kind transactions for the six months ended February 29, 2024.

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of August 31, 2023, the Fund had non-expiring capital loss carryforwards of $122,219,861 available to offset future realized capital gains.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI Russia	$479,192,555	$—	$(478,743,141)	$(478,743,141)

8. PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

The Fund invests a significant portion of its assets in securities of issuers located in Russia or with significant exposure to Russian issuers or countries. Russia launched a large-scale invasion of Ukraine on February 24, 2022. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. Jurisdictions have instituted broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in Russia’s stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but have been, and may continue to be, significant. Any such disruptions caused by the Russian military action or any response to such activity from the international community may negatively impact Russia’s economy and Russian issuers of securities in which the Fund invests.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

9.	CAPITAL SHARE TRANSACTIONS

On March 1, 2022, the Fund suspended new creations of its shares. On August 3, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund. Refer to Note 2 for more information.

10.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were available to be issued and the following item was noted:

On March 4, 2024 and March 13, 2024, the Fund sold 834,056 shares of Polymetal International PLC, resulting in proceeds of $3,178,988 and a realized loss from investments - unaffiliated of $(7,398,309).

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Russia ETF (the “Fund”), a series of the Company, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Fund, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”). As part of its review of the Program with respect to the Fund, the Board was provided information about the continued illiquidity of Russian equity exposure.

The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	17

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 29, 2024

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

MSCI Russia(a)	$—	$—	$0.354546	$0.354546	—%	—%	100%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings at iShares.com.

G E N E R A L I N F O R M A T I O N	19

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

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Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-821-0224

FEBRUARY 29, 2024

2024 Semi-Annual Report (Unaudited)

iShares, Inc.

• iShares Core MSCI Emerging Markets ETF | IEMG | NYSE Arca

• iShares MSCI BIC ETF | BKF | NYSE Arca

• iShares MSCI Emerging Markets Asia ETF | EEMA | NASDAQ

• iShares MSCI Emerging Markets Small-Cap ETF | EEMS | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of February 29, 2024
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.93%	30.45%

U.S. small cap equities (Russell 2000® Index)	8.97	10.05

International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41

Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 29, 2024	iShares® Core MSCI Emerging Markets ETF

Investment Objective

The iSharesCore MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization emerging market equities, as represented by the MSCI Emerging Markets Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	5.08%	10.04%	2.53%	3.23%	10.04%	13.30%	37.41%
Fund Market	4.67	9.52	2.50	3.23	9.52	13.17	37.42
Index	5.33	10.44	2.73	3.30	10.44	14.39	38.34

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 1,050.80	$ 0.46		$ 1,000.00	$ 1,024.40	$ 0.45		0.09%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Information Technology	21.9%
Financials	21.1
Consumer Discretionary	12.5
Industrials	8.5
Materials	7.9
Communication Services	7.7
Consumer Staples	5.8
Energy	5.0
Health Care	4.5
Utilities	2.9
Real Estate	2.2

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

China	22.8%
India	19.2
Taiwan	17.6
South Korea	12.6
Brazil	5.4
Saudi Arabia	4.5
South Africa	2.6
Mexico	2.5
Indonesia	1.9
Thailand	1.8
Malaysia	1.5
United Arab Emirates	1.2
Poland	1.0
Turkey	1.0
Other (each representing less than 1%)	4.4

(a)	Excludes money market funds.

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Fund Summary as of February 29, 2024	iShares® MSCI BIC ETF

Investment Objective

The iShares MSCI BIC ETF(the “Fund”) seeks to track the investment results of an index composed of Chinese equities that are available to international investors, and Brazilian, and Indian equities, as represented by the MSCI BIC Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.02%	1.87%	(2.37)%	1.67%	1.87%	(11.29)%	18.01%
Fund Market	(0.99)	1.73	(2.45)	1.71	1.73	(11.68)	18.46
Index	1.38	3.70	(1.61)	2.31	3.70	(7.79)	25.70

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 1,000.20	$ 3.58		$ 1,000.00	$ 1,021.30	$ 3.62		0.72%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Financials	21.0%
Consumer Discretionary	20.5
Communication Services	11.4
Energy	8.6
Information Technology	7.8
Industrials	6.9
Consumer Staples	6.5
Materials	6.5
Health Care	4.9
Utilities	4.3
Real Estate	1.6

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

China	51.9%
India	36.8
Brazil	11.3
Russia	0.0
Kazakhstan	0.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 29, 2024	iShares® MSCI Emerging Markets Asia ETF

Investment Objective

The iShares MSCI Emerging Markets Asia ETF (the “Fund”) seeks to track the investment results of an index composed of Asian emerging market equities, as represented by the MSCI EM Asia Custom Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	3.59%	5.79%	1.90%	3.78%	5.79%	9.88%	44.98%
Fund Market	2.70	4.91	1.78	3.71	4.91	9.20	43.96
Index	4.28	6.87	2.61	4.35	6.87	13.77	53.04

Index performance through May 31, 2018 reflects the performance of the MSCI Emerging Markets Asia. Index performance beginning on June 1, 2018 reflects the performance of the MSCI EM Asia Custom Capped Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 1,035.90	$ 2.48		$ 1,000.00	$ 1,022.40	$ 2.46		0.49%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Information Technology	28.7%
Financials	18.1
Consumer Discretionary	14.9
Communication Services	8.9
Industrials	7.2
Materials	5.2
Consumer Staples	4.8
Energy	4.4
Health Care	4.1
Utilities	2.4
Real Estate	1.3

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

China	32.4%
India	22.9
Taiwan	21.5
South Korea	16.0
Indonesia	2.5
Thailand	2.0
Malaysia	1.8
Philippines	0.9

(a)	Excludes money market funds.

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Fund Summary as of February 29, 2024	iShares® MSCI Emerging Markets Small-Cap ETF

Investment Objective

The iShares MSCI Emerging Markets Small-Cap ETF(the “Fund”) seeks to track the investment results of an index composed of small-capitalization emerging market equities, as represented by the MSCI Emerging Markets Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	6.80%	19.99%	8.05%	4.77%	19.99%	47.25%	59.34%
Fund Market	6.44	20.13	8.07	4.80	20.13	47.42	59.74
Index	7.75	21.59	8.70	5.30	21.59	51.77	67.59

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 1,068.00	$ 3.75		$ 1,000.00	$ 1,021.20	$ 3.67		0.73%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Information Technology	17.7%
Industrials	17.3
Materials	12.1
Consumer Discretionary	11.7
Financials	10.8
Health Care	9.3
Consumer Staples	6.2
Real Estate	6.0
Communication Services	3.8
Utilities	3.2
Energy	1.9

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

India	26.1%
Taiwan	22.1
South Korea	13.2
China	8.2
Brazil	4.7
Saudi Arabia	4.2
Thailand	3.1
South Africa	3.0
Turkey	2.6
Malaysia	2.3
Mexico	2.0
Indonesia	1.8
Poland	1.3
Kuwait	1.1
United Arab Emirates	1.0
Other (each representing less than 1%)	3.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.9%
3R Petroleum Oleo E Gas SA(a)	2,245,952	$12,627,861
AES Brasil Energia SA(a)	3,901,302	8,193,276
Allos SA, NVS	4,441,520	22,059,731
Alupar Investimento SA	1,631,840	9,775,743
Ambev SA	41,494,373	105,006,782
Arezzo Industria e Comercio SA	649,147	7,734,501
Armac Locacao Logistica E Servicos SA	345,145	880,376
Atacadao SA	4,888,740	11,889,696
Auren Energia SA	2,681,671	6,921,172
B3 SA - Brasil Bolsa Balcao	50,829,185	131,185,943
Banco Bradesco SA	13,941,162	34,494,638
Banco BTG Pactual SA	10,879,318	79,639,996
Banco do Brasil SA	7,643,711	88,967,254
Banco Santander Brasil SA	2,968,469	17,078,356
BB Seguridade Participacoes SA	6,175,178	41,415,468
BRF SA(a)	5,585,299	16,965,665
Caixa Seguridade Participacoes S/A	2,974,714	8,599,030
Camil Alimentos SA	1,713,660	2,947,395
CCR SA	9,687,480	26,853,911
Centrais Eletricas Brasileiras SA	10,785,366	94,378,190
Cia de Saneamento de Minas Gerais Copasa MG	2,716,971	11,297,256
Cia. Brasileira de Aluminio	2,521,056	2,028,570
Cia. de Saneamento Basico do Estado de Sao Paulo	3,035,793	48,342,092
Cia. de Saneamento do Parana	1,685,968	8,760,345
Cia. Siderurgica Nacional SA	6,000,250	20,302,188
Cielo SA	10,360,644	11,150,338
Cogna Educacao SA(a)	17,839,834	9,043,548
Cosan SA	10,996,850	37,606,656
CPFL Energia SA	1,485,297	10,574,050
Cury Construtora e Incorporadora SA	1,231,020	4,774,409
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,716,792	13,143,740
Dexco SA	4,631,646	7,584,156
Direcional Engenharia SA	1,323,276	6,300,807
EcoRodovias Infraestrutura e Logistica SA	3,239,247	5,981,832
Embraer SA(a)	6,525,648	32,069,679
Enauta Participacoes SA	1,581,399	8,105,660
Energisa SA	1,653,837	16,913,977
Eneva SA(a)	7,651,984	19,749,141
Engie Brasil Energia SA	1,436,963	12,146,444
Equatorial Energia SA	9,335,821	64,190,695
Ez Tec Empreendimentos e Participacoes SA	1,441,135	4,893,557
Fleury SA	3,433,387	10,988,551
GPS Participacoes e Empreendimentos SA(b)	2,932,154	10,564,036
Grendene SA	4,626,834	6,003,315
Grupo De Moda Soma SA	4,826,635	6,796,573
Grupo Mateus SA(a)	5,770,204	9,367,252
Grupo SBF SA	1,284,683	3,181,277
Hapvida Participacoes e Investimentos SA(a)(b)	45,006,882	33,227,104
Hidrovias do Brasil SA(a)	6,139,505	4,742,552
Hypera SA	3,438,533	22,743,249
Iguatemi SA	1,997,053	9,448,751
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,085,250	4,628,211
Iochpe Maxion SA	1,704,595	4,306,836
Irani Papel e Embalagem SA	227,563	416,572
IRB-Brasil Resseguros SA(a)	653,353	5,102,123
JBS SA	6,645,036	30,825,075

Security	Shares	Value

Brazil (continued)
JHSF Participacoes SA	4,260,147	$3,822,143
Klabin SA	6,763,146	30,706,324
Localiza Rent a Car SA	8,272,450	88,197,753
Localiza Rent a Car SA, NVS(a)	29,864	303,981
LOG Commercial Properties e Participacoes SA	749,606	3,296,330
Lojas Renner SA	8,705,284	27,668,622
LWSA SA(b)	4,036,763	4,523,098
M. Dias Branco SA	879,799	7,295,229
Magazine Luiza SA(a)	27,279,683	11,688,706
Magazine Luiza SA, NVS	2,613,125	1,119,663
Marfrig Global Foods SA(a)	4,737,490	9,434,763
Minerva SA	2,948,877	4,039,720
Movida Participacoes SA	1,824,064	3,129,944
MRV Engenharia e Participacoes SA(a)	3,601,928	5,521,251
Multiplan Empreendimentos Imobiliarios SA	2,386,374	12,678,107
Natura & Co. Holding SA(a)	8,212,063	26,943,483
Odontoprev SA	3,425,202	8,302,727
Oncoclinicas do Brasil Servicos Medicos SA(a)	2,279,522	4,723,115
Pet Center Comercio e Participacoes SA	4,290,613	3,599,174
Petroleo Brasileiro SA	34,085,957	282,638,279
Petroreconcavo SA	1,465,938	6,782,518
PRIO SA	7,230,754	63,578,737
Raia Drogasil SA	11,461,473	61,421,746
Rede D’Or Sao Luiz SA(b)	5,238,851	26,683,774
Rumo SA	11,731,183	53,616,398
Santos Brasil Participacoes SA	5,475,869	11,621,254
Sao Martinho SA	1,487,070	8,465,748
Sendas Distribuidora SA	12,013,408	34,316,428
Serena Energia SA, NVS	3,475,942	6,544,792
SIMPAR SA	4,393,460	6,796,425
SLC Agricola SA	2,168,394	8,575,693
Smartfit Escola de Ginastica e Danca SA	2,501,904	12,310,469
Suzano SA	7,087,930	80,345,367
Telefonica Brasil SA	3,539,979	38,795,851
TIM SA/Brazil	7,553,134	27,607,661
TOTVS SA	4,841,895	29,892,329
Transmissora Alianca de Energia Eletrica SA	1,436,023	10,226,150
Ultrapar Participacoes SA	6,672,503	39,408,720
Vale SA	30,576,233	412,041,972
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	3,984,157	6,996,780
Vibra Energia SA	10,491,801	54,579,062
Vivara Participacoes SA	1,458,344	9,593,017
WEG SA	14,999,346	110,705,076
YDUQS Participacoes SA	2,463,015	10,087,704

		2,915,541,684

Chile — 0.4%
Aguas Andinas SA, Class A	32,445,518	9,538,255
Banco de Chile	409,209,935	47,450,555
Banco de Credito e Inversiones SA	639,146	17,730,900
Banco Itau Chile SA, NVS	802,252	7,889,152
Banco Santander Chile	593,344,109	28,854,632
CAP SA	768,281	5,270,575
Cencosud SA	12,777,553	22,947,906
Cia. Cervecerias Unidas SA	1,172,804	6,804,708
Cia. Sud Americana de Vapores SA	142,654,159	9,960,068
Colbun SA	76,284,120	10,482,493
Empresa Nacional de Telecomunicaciones SA	1,753,855	5,711,657
Empresas CMPC SA	10,239,494	18,177,683
Empresas Copec SA	3,402,440	21,836,250
Enel Americas SA	198,888,675	20,278,797

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Enel Chile SA	242,413,405	$14,561,466
Engie Energia Chile SA(a)	6,786,095	5,795,218
Falabella SA(a)	6,992,440	17,734,926
Inversiones Aguas Metropolitanas SA	5,617,449	4,215,732
Latam Airlines Group SA(a)	1,574,011,666	19,796,122
Parque Arauco SA	6,243,117	9,958,640
SMU SA	31,811,600	5,368,780
Vina Concha y Toro SA	5,690,528	5,905,765

		316,270,280

China — 22.7%
360 Security Technology Inc., Class A(a)	4,006,588	4,871,085
361 Degrees International Ltd.	9,851,000	5,259,897
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,433,837	3,861,989
3SBio Inc.(b)(c)	14,806,500	9,769,105
AAC Technologies Holdings Inc.	6,321,000	15,714,955
Accelink Technologies Co. Ltd., Class A	400,700	1,664,577
ACM Research Shanghai Inc.	86,800	1,181,719
Advanced Micro-Fabrication Equipment Inc., Class A	388,217	7,919,385
AECC Aviation Power Co. Ltd., Class A	1,370,877	6,544,607
Agile Group Holdings Ltd.(a)(c)	14,094,500	1,363,621
Agricultural Bank of China Ltd., Class A	41,029,235	23,833,440
Agricultural Bank of China Ltd., Class H	253,997,000	104,201,122
Aier Eye Hospital Group Co. Ltd., Class A	4,828,146	9,789,132
AIM Vaccine Co. Ltd., NVS(c)	802,600	721,669
AIMA Technology Group Co. Ltd.	565,300	2,583,428
Air China Ltd., Class A(a)	4,698,400	4,865,974
Air China Ltd., Class H(a)	17,592,000	9,420,268
AK Medical Holdings Ltd.(b)(c)	5,800,000	3,763,203
Akeso Inc.(a)(b)(c)	4,666,000	27,979,312
Alibaba Group Holding Ltd.	146,619,904	1,347,976,094
Alibaba Health Information Technology Ltd.(a)(c)	49,096,000	21,452,648
Alibaba Pictures Group Ltd.(a)	121,850,000	6,989,501
A-Living Smart City Services Co. Ltd., Class A(b)	6,912,500	3,539,512
Alphamab Oncology(a)(b)(c)	5,219,000	3,337,750
Aluminum Corp. of China Ltd., Class A	6,064,900	5,071,929
Aluminum Corp. of China Ltd., Class H	37,188,000	18,530,510
Amlogic Shanghai Co. Ltd.	287,186	2,227,079
ANE Cayman Inc.(a)	3,544,500	1,859,609
Angelalign Technology Inc.(b)(c)	359,800	3,017,967
Anhui Conch Cement Co. Ltd., Class A	1,680,029	5,576,737
Anhui Conch Cement Co. Ltd., Class H	11,056,500	24,058,765
Anhui Gujing Distillery Co. Ltd., Class A	250,255	7,585,083
Anhui Gujing Distillery Co. Ltd., Class B	981,600	13,878,246
Anhui Jianghuai Automobile Group Corp. Ltd.(a)	1,142,500	2,446,379
Anhui Kouzi Distillery Co. Ltd., Class A	406,548	2,400,020
Anhui Yingjia Distillery Co. Ltd., Class A	493,700	4,365,507
Anjoy Foods Group Co. Ltd., Class A	233,000	2,816,895
Anker Innovations Technology Co. Ltd.	246,776	2,803,311
ANTA Sports Products Ltd.	11,460,000	111,724,098
Ascentage Pharma Group International(a)(b)(c)	2,455,400	8,119,714
Asia - Potash International Investment Guangzhou Co. Ltd.(a)	966,500	3,022,558
Asia Cement China Holdings Corp.	5,899,500	1,591,712
Asymchem Laboratories Tianjin Co. Ltd., Class A	218,540	3,067,174
Autobio Diagnostics Co. Ltd., Class A	400,600	3,687,970
Autohome Inc., ADR	639,411	16,618,292
Avary Holding Shenzhen Co. Ltd., Class A	985,900	2,880,443

Security	Shares	Value

China (continued)
AVIC Industry-Finance Holdings Co. Ltd., Class A	6,014,291	$2,766,543
AviChina Industry & Technology Co. Ltd., Class H	23,967,000	9,833,890
BAIC BluePark New Energy Technology Co. Ltd.	2,631,700	2,166,138
Baidu Inc.(a)	20,268,862	256,469,953
Bairong Inc. (a)(b)	2,037,500	3,432,693
Bank of Beijing Co. Ltd., Class A	10,531,106	7,569,930
Bank of Chengdu Co. Ltd., Class A	2,548,508	4,672,413
Bank of China Ltd., Class A	17,145,100	10,623,926
Bank of China Ltd., Class H	714,947,000	280,474,635
Bank of Communications Co. Ltd., Class A	19,723,880	17,139,848
Bank of Communications Co. Ltd., Class H	78,691,000	51,554,068
Bank of Hangzhou Co. Ltd., Class A	3,730,897	5,732,614
Bank of Jiangsu Co. Ltd., Class A	7,542,908	8,019,726
Bank of Nanjing Co. Ltd., Class A	6,359,381	7,715,551
Bank of Ningbo Co. Ltd., Class A	3,560,493	10,974,587
Bank of Shanghai Co. Ltd., Class A	10,949,165	9,919,867
Baoshan Iron & Steel Co. Ltd., Class A	11,172,330	10,323,679
BeiGene Ltd.(a)	6,238,164	80,314,774
Beijing Capital International Airport Co. Ltd., Class H(a)	17,810,000	5,743,321
Beijing Dabeinong Technology Group Co. Ltd., Class A	3,872,200	2,826,345
Beijing Enlight Media Co. Ltd., Class A	2,135,394	2,681,346
Beijing Enterprises Holdings Ltd.	4,070,500	15,312,480
Beijing Enterprises Water Group Ltd.	38,832,000	9,109,255
Beijing Kingsoft Office Software Inc., Class A	254,651	9,579,490
Beijing New Building Materials PLC, Class A	1,220,819	4,753,173
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	443,500	1,060,339
Beijing Roborock Technology Co. Ltd., Class A	135,200	6,114,762
Beijing Tiantan Biological Products Corp. Ltd., Class A	497,600	1,954,107
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(c)	3,713,000	4,419,366
Beijing Tongrentang Co. Ltd., Class A	893,600	5,519,254
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	515,858	5,292,336
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	25,722,001	18,022,830
Bethel Automotive Safety Systems Co. Ltd.	369,300	3,223,619
Bilibili Inc.(a)(c)	1,783,177	17,291,905
Bloomage Biotechnology Corp. Ltd.	273,586	2,424,476
BOC Aviation Ltd.(b)	1,851,000	13,625,498
BOC International China Co. Ltd., Class A	713,300	1,078,928
BOE Technology Group Co. Ltd., Class A	15,521,900	8,586,774
BOE Varitronix Ltd.(c)	3,835,000	2,672,677
Bosideng International Holdings Ltd.	33,878,000	17,039,857
Brilliance China Automotive Holdings Ltd.	27,426,000	15,964,454
BYD Co. Ltd., Class A	912,486	24,101,156
BYD Co. Ltd., Class H(c)	9,467,500	233,185,154
BYD Electronic International Co. Ltd.	7,174,500	27,089,955
By-health Co. Ltd., Class A	1,474,600	3,454,481
C&D International Investment Group Ltd.	6,534,000	10,623,834
Caitong Securities Co. Ltd., Class A	5,200,150	5,754,177
Cambricon Technologies Corp. Ltd.(a)	251,358	5,882,914
Canaan Inc., ADR(a)(c)	1,780,093	2,794,746
Canggang Railway Ltd., NVS(c)	10,944,000	2,047,307
Canmax Technologies Co. Ltd., Class A	894,280	2,830,864
CanSino Biologics Inc., Class H(a)(b)(c)	524,000	1,215,914

10	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Canvest Environmental Protection Group Co. Ltd.(c)	11,014,000	$5,781,664
Cathay Biotech Inc.	169,400	1,133,387
CGN Mining Co. Ltd.(a)(c)	24,990,000	6,080,979
CGN New Energy Holdings Co. Ltd.(c)	16,052,000	3,972,047
CGN Power Co. Ltd., Class H(b)	95,126,000	28,888,088
Changchun High & New Technology Industry Group Inc., Class A	239,542	4,276,851
Changjiang Securities Co. Ltd., Class A	5,977,228	4,560,259
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	222,669	4,339,734
Chaozhou Three-Circle Group Co. Ltd., Class A	1,516,453	5,336,098
Chengxin Lithium Group Co. Ltd., Class A	919,800	2,793,471
China Aircraft Leasing Group Holdings Ltd.(c)	5,464,000	2,386,727
China Animal Healthcare Ltd.(d)	1,237,000	2
China Aoyuan Group Ltd.(a)(c)	10,526,000	225,860
China Baoan Group Co. Ltd., Class A	2,702,000	4,457,578
China BlueChemical Ltd., Class H	17,216,000	5,167,065
China Cinda Asset Management Co. Ltd., Class H	70,899,000	6,788,728
China CITIC Bank Corp. Ltd., Class H	79,878,000	42,470,182
China Coal Energy Co. Ltd., Class H	18,848,000	20,297,754
China Communications Services Corp. Ltd., Class H	22,254,000	9,453,031
China Conch Venture Holdings Ltd.	12,369,000	12,386,341
China Construction Bank Corp., Class A	4,018,822	3,899,779
China Construction Bank Corp., Class H	863,526,000	535,520,896
China CSSC Holdings Ltd., Class A	2,437,001	12,010,188
China Datang Corp. Renewable Power Co. Ltd., Class H	23,732,000	5,389,130
China East Education Holdings Ltd.(b)	5,978,500	1,999,649
China Eastern Airlines Corp. Ltd., Class A(a)	11,645,975	6,147,829
China Education Group Holdings Ltd.	9,842,000	5,638,711
China Energy Engineering Corp. Ltd.	40,785,244	12,323,840
China Everbright Bank Co. Ltd., Class A	22,758,082	10,159,221
China Everbright Bank Co. Ltd., Class H	25,385,000	7,936,620
China Everbright Environment Group Ltd.(c)	32,537,148	12,086,045
China Everbright Ltd.	9,742,000	5,340,648
China Feihe Ltd.(b)	30,879,000	15,358,929
China Fiber Optic Network System Group Ltd.(d)	10,394,800	13
China Foods Ltd.	11,650,000	4,196,053
China Galaxy Securities Co. Ltd., Class A	2,050,700	3,456,324
China Galaxy Securities Co. Ltd., Class H	37,297,500	19,597,396
China Gas Holdings Ltd.	25,093,200	22,964,847
China Great Wall Securities Co. Ltd., Class A	795,600	872,811
China Greatwall Technology Group Co. Ltd., Class A	2,210,300	3,181,543
China High Speed Transmission Equipment Group Co. Ltd.(a)	472,000	87,247
China Hongqiao Group Ltd.(c)	20,881,000	16,159,419
China Huiyuan Juice Group Ltd.(d)	10,877,000	14
China International Capital Corp. Ltd., Class A	1,517,200	7,356,484
China International Capital Corp. Ltd., Class H(b)	13,454,000	16,865,372
China Jinmao Holdings Group Ltd.	53,576,000	4,353,646
China Jushi Co. Ltd., Class A	2,927,762	4,064,292
China Lesso Group Holdings Ltd.	11,134,000	5,295,273
China Life Insurance Co. Ltd., Class A	1,425,621	5,983,607
China Life Insurance Co. Ltd., Class H	66,949,000	82,065,391
China Lilang Ltd.(c)	6,020,000	3,227,636

Security	Shares	Value

China (continued)
China Literature Ltd.(a)(b)	3,649,000	$11,186,730
China Longyuan Power Group Corp. Ltd., Class H	29,435,000	20,743,229
China Medical System Holdings Ltd.	12,705,000	20,885,441
China Meidong Auto Holdings Ltd.(c)	5,886,000	2,315,458
China Mengniu Dairy Co. Ltd.	28,566,000	71,424,756
China Merchants Bank Co. Ltd., Class A	10,929,782	48,400,734
China Merchants Bank Co. Ltd., Class H	35,293,464	136,480,477
China Merchants Energy Shipping Co. Ltd., Class A	5,375,200	5,370,426
China Merchants Port Holdings Co. Ltd.	12,724,270	15,794,020
China Merchants Securities Co. Ltd., Class A	3,521,981	6,890,901
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	4,090,466	5,337,144
China Metal Recycling Holdings Ltd.(d)	62,400	—
China Minsheng Banking Corp. Ltd., Class A	20,239,517	11,339,393
China Minsheng Banking Corp. Ltd., Class H	55,703,220	19,604,367
China Modern Dairy Holdings Ltd.	34,021,000	2,822,711
China National Building Material Co. Ltd., Class H	34,238,850	12,877,477
China National Chemical Engineering Co. Ltd., Class A	4,295,122	4,156,844
China National Nuclear Power Co. Ltd., Class A	9,052,709	10,897,897
China National Software & Service Co. Ltd., Class A	515,780	2,303,764
China New Higher Education Group Ltd.(b)	10,035,000	3,159,172
China Nonferrous Mining Corp Ltd.	19,023,000	13,214,640
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,479,700	6,485,559
China Oilfield Services Ltd., Class H	15,722,000	13,835,236
China Oriental Group Co. Ltd.(c)	15,524,000	2,335,722
China Overseas Grand Oceans Group Ltd.	17,473,500	4,472,281
China Overseas Land & Investment Ltd.	34,146,500	50,428,159
China Overseas Property Holdings Ltd.	12,900,000	10,845,441
China Pacific Insurance Group Co. Ltd., Class A	3,468,142	12,280,834
China Pacific Insurance Group Co. Ltd., Class H	24,104,200	45,722,107
China Petroleum & Chemical Corp., Class A	16,352,100	14,150,198
China Petroleum & Chemical Corp., Class H	219,930,200	121,171,245
China Power International Development Ltd.	45,341,000	18,314,695
China Railway Group Ltd., Class A	11,678,866	10,273,602
China Railway Group Ltd., Class H	36,640,000	17,846,916
China Rare Earth Resources & Technology Co. Ltd., Class A	799,300	3,092,190
China Renaissance Holdings Ltd.(a)(b)(c)(d)	2,502,500	1,425,586
China Renewable Energy Investment Ltd.(d)	8,046	—
China Resources Beer Holdings Co. Ltd.	14,682,000	63,264,077
China Resources Building Materials Technology Holdings Ltd.(c)	22,082,000	3,830,363
China Resources Gas Group Ltd.	8,507,500	25,673,255
China Resources Land Ltd.	29,097,777	88,874,924
China Resources Medical Holdings Co. Ltd.	11,018,500	6,004,489
China Resources Microelectronics Ltd.	879,012	5,217,382
China Resources Mixc Lifestyle Services Ltd.(b)	6,267,800	18,890,011
China Resources Pharmaceutical Group Ltd.(b)	14,593,500	9,870,129
China Resources Power Holdings Co. Ltd.	17,514,000	37,701,574
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	619,827	4,728,864
China Risun Group Ltd.(c)	12,024,000	4,703,159
China Ruyi Holdings Ltd.(a)(c)	52,979,200	10,399,311

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Shenhua Energy Co. Ltd., Class A	3,319,129	$17,732,832
China Shenhua Energy Co. Ltd., Class H	30,629,000	117,850,905
China Shineway Pharmaceutical Group Ltd.	4,636,000	5,218,492
China South City Holdings Ltd.(c)	50,390,000	1,070,447
China Southern Airlines Co. Ltd., Class A(a)	6,636,584	5,441,733
China State Construction Engineering Corp. Ltd., Class A	21,231,919	15,734,837
China State Construction International Holdings Ltd.	19,186,000	21,379,195
China Taiping Insurance Holdings Co. Ltd.	12,953,508	11,254,280
China Three Gorges Renewables Group Co. Ltd., Class A	13,605,570	8,716,808
China Tobacco International HK Co. Ltd.	4,359,000	5,451,275
China Tourism Group Duty Free Corp. Ltd.(b)(c)	721,900	7,069,064
China Tourism Group Duty Free Corp. Ltd., Class A	1,171,979	14,112,901
China Tower Corp. Ltd., Class H(b)	382,626,000	46,377,330
China Traditional Chinese Medicine Holdings Co. Ltd.	25,784,000	14,226,564
China Travel International Investment Hong Kong Ltd.(c)	34,862,000	5,964,223
China United Network Communications Ltd., Class A	17,467,525	11,622,853
China Vanke Co. Ltd., Class A	4,999,768	6,946,398
China Vanke Co. Ltd., Class H	18,708,287	14,423,763
China Water Affairs Group Ltd.	9,078,000	6,226,306
China XLX Fertiliser Ltd.	5,154,000	2,081,640
China Yangtze Power Co. Ltd., Class A	12,868,525	44,731,981
China Zhenhua Group Science & Technology Co. Ltd., Class A	336,600	2,676,718
China Zheshang Bank Co. Ltd., Class A	18,500,796	7,130,845
China Zhongwang Holdings Ltd., NVS	4,116,641	215,919
Chinasoft International Ltd.(c)	24,512,000	15,943,313
Chongqing Brewery Co. Ltd., Class A	319,900	2,898,374
Chongqing Changan Automobile Co. Ltd., Class A	4,681,664	9,657,343
Chongqing Hongjiu Fruit Co. Ltd.(a)(c)	3,250,200	1,429,487
Chongqing Taiji Industry Group Co. Ltd.(a)	241,500	1,271,441
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,248,663	9,258,806
Chow Tai Fook Jewellery Group Ltd.	19,579,200	29,174,393
CIMC Enric Holdings Ltd.	8,180,000	6,577,780
CITIC Ltd.	52,573,000	52,886,947
CITIC Securities Co. Ltd., Class A	5,869,849	17,319,360
CITIC Securities Co. Ltd., Class H	17,229,400	31,847,732
ClouDr Group Ltd., NVS	1,234,500	841,973
CMGE Technology Group Ltd.(a)	22,120,000	2,737,910
CMOC Group Ltd., Class A	9,597,233	8,169,020
CMOC Group Ltd., Class H	34,398,000	21,220,365
CNGR Advanced Material Co. Ltd.	430,500	2,831,293
CNPC Capital Co. Ltd., NVS	3,964,000	3,403,411
COFCO Joycome Foods Ltd.(a)(c)	28,892,000	5,643,795
Concord New Energy Group Ltd.	83,070,000	6,885,935
Contemporary Amperex Technology Co. Ltd., Class A	2,357,151	53,312,736
COSCO Shipping Energy Transportation Co. Ltd., Class A	3,058,900	5,834,075
COSCO Shipping Energy Transportation Co. Ltd., Class H	8,500,000	8,042,040
COSCO Shipping Holdings Co. Ltd., Class A	5,340,546	7,781,379
COSCO Shipping Holdings Co. Ltd., Class H	29,771,100	32,049,795

Security	Shares	Value

China (continued)
COSCO Shipping International Hong Kong Co. Ltd.	12,230,000	$5,437,087
COSCO Shipping Ports Ltd.	15,740,000	9,391,992
Country Garden Holdings Co. Ltd.(a)(c)	107,784,733	8,758,888
Country Garden Services Holdings Co. Ltd.(c)	19,737,000	15,023,534
CRRC Corp. Ltd., Class A	11,309,000	10,007,625
CRRC Corp. Ltd., Class H	41,678,000	21,458,008
CSC Financial Co. Ltd., Class A	2,023,794	6,526,943
CSG Holding Co. Ltd.	3,734,481	1,149,511
CSPC Innovation Pharmaceutical Co. Ltd.	637,700	3,005,080
CSPC Pharmaceutical Group Ltd.	80,373,760	62,599,082
CSSC Science & Technology Co. Ltd.	840,100	2,044,079
Dada Nexus Ltd., ADR(a)(c)	763,798	1,603,976
Daqin Railway Co. Ltd., Class A	7,311,019	7,568,301
Daqo New Energy Corp., ADR(a)(c)	527,750	11,230,520
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,034,333	3,410,042
Digital China Holdings Ltd.	10,251,000	3,488,937
Dong-E-E-Jiao Co. Ltd., Class A	356,000	2,869,677
Dongfang Electric Corp. Ltd., Class A	1,767,524	4,008,170
Dongfeng Motor Group Co. Ltd., Class H	23,354,000	9,989,854
Dongxing Securities Co. Ltd., Class A	4,033,067	4,744,972
Dongyue Group Ltd.	13,488,000	12,073,084
East Buy Holding Ltd.(a)(b)(c)	4,028,500	12,417,768
East Money Information Co. Ltd., Class A	8,479,688	16,471,607
Eastroc Beverage Group Co. Ltd.	259,100	6,428,176
Ecovacs Robotics Co. Ltd., Class A	420,300	2,172,827
Empyrean Technology Co. Ltd., NVS	106,700	1,346,318
ENN Energy Holdings Ltd.	7,153,100	58,082,003
ENN Natural Gas Co. Ltd., Class A	1,966,228	5,106,047
Eoptolink Technology Inc. Ltd.	409,200	3,416,623
Eve Energy Co. Ltd., Class A	1,151,977	6,112,576
Everbright Securities Co. Ltd., Class A	2,416,686	5,662,329
Everdisplay Optronics Shanghai Co. Ltd.(a)	4,958,400	1,644,452
Everest Medicines Ltd.(a)(b)(c)	2,122,000	6,526,217
Fangda Carbon New Material Co. Ltd., Class A(a)	4,670,984	3,189,072
Far East Horizon Ltd.(c)	11,518,000	9,253,237
Fenbi Ltd., NVS(c)	4,719,500	2,965,699
FinVolution Group, ADR	1,315,787	6,881,566
First Capital Securities Co. Ltd., Class A	6,359,900	5,049,400
Flat Glass Group Co. Ltd., Class A	1,116,100	3,377,232
Flat Glass Group Co. Ltd., Class H(c)	3,677,000	6,797,928
Focus Media Information Technology Co. Ltd., Class A	8,326,699	7,259,722
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,519,774	14,161,625
Fosun International Ltd.	22,708,000	13,101,076
Founder Securities Co. Ltd., Class A	3,810,100	4,028,190
Foxconn Industrial Internet Co. Ltd., Class A	7,028,925	18,227,125
Fu Shou Yuan International Group Ltd.	11,430,000	7,465,508
Fufeng Group Ltd.(c)	16,348,400	10,022,877
Fuyao Glass Industry Group Co. Ltd., Class A	1,028,100	6,173,473
Fuyao Glass Industry Group Co. Ltd., Class H(b)	5,533,600	27,736,753
GalaxyCore Inc., NVS	1,074,600	2,943,076
Ganfeng Lithium Group Co. Ltd., Class A	854,157	4,736,600
Ganfeng Lithium Group Co. Ltd., Class H(b)(c)	3,570,600	11,828,746
GCL Technology Holdings Ltd.	183,682,000	25,549,968
GD Power Development Co. Ltd., Class A	13,011,800	8,450,159
GDS Holdings Ltd.(a)(c)	8,119,876	6,880,562
Geely Automobile Holdings Ltd.	54,678,000	59,504,525

12	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Gemdale Properties & Investment Corp. Ltd.(c)	71,244,000	$2,404,124
Genertec Universal Medical Group Co. Ltd.(b)	12,919,500	7,084,133
Genscript Biotech Corp.(a)(c)	10,808,000	21,849,843
GF Securities Co. Ltd., Class A	1,720,830	3,380,743
GF Securities Co. Ltd., Class H	11,137,400	11,958,708
Giant Biogene Holding Co. Ltd.(a)(b)	1,568,800	7,173,260
Giant Network Group Co. Ltd., Class A	853,800	1,338,068
GigaDevice Semiconductor Inc., Class A	385,735	3,919,381
Ginlong Technologies Co. Ltd., Class A	240,550	2,171,297
GoerTek Inc., Class A	1,953,962	4,514,948
Goldwind Science & Technology Co Ltd., Class A	2,862,037	3,031,988
Gongniu Group Co. Ltd.	335,900	4,748,338
GoodWe Technologies Co. Ltd., NVS	99,188	1,490,828
Gotion High-tech Co. Ltd., Class A(a)	1,358,200	3,728,151
Grand Pharmaceutical Group Ltd., Class A	16,143,500	7,369,710
Great Wall Motor Co. Ltd.	1,074,400	3,483,448
Great Wall Motor Co. Ltd., Class H(c)	21,801,000	24,605,807
Gree Electric Appliances Inc. of Zhuhai, Class A	1,682,700	9,106,260
Greentown China Holdings Ltd.(c)	8,845,500	7,072,805
Greentown Management Holdings Co. Ltd.(b)	8,836,000	5,562,077
Greentown Service Group Co. Ltd.	13,368,000	4,803,025
GRG Banking Equipment Co. Ltd., Class A	766,500	1,225,605
Guangdong Haid Group Co. Ltd., Class A	1,065,920	6,368,255
Guangdong Investment Ltd.	26,860,000	15,939,200
Guanghui Energy Co. Ltd., Class A	4,446,180	4,619,980
Guangzhou Automobile Group Co. Ltd., Class A	2,200,699	2,716,239
Guangzhou Automobile Group Co. Ltd., Class H	25,569,200	11,063,745
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,087,388	4,465,447
Guangzhou Haige Communications Group Inc. Co., Class A	597,500	957,615
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	345,100	2,877,522
Guangzhou R&F Properties Co. Ltd., Class H(a)(c)	15,128,400	1,961,098
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	420,583	2,286,049
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,230,396	3,522,382
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	1,017,800	868,744
Guolian Securities Co. Ltd., Class A(a)	2,660,700	4,043,123
Guosen Securities Co. Ltd., Class A	5,877,867	7,023,347
Guotai Junan Securities Co. Ltd., Class A	2,800,591	5,858,759
Guoyuan Securities Co. Ltd., Class A	3,627,471	3,507,187
Gushengtang Holdings Ltd.	1,564,000	8,585,613
H World Group Ltd., ADR	1,872,336	68,452,604
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	32,005,000	3,069,492
Haidilao International Holding Ltd.(b)	15,254,000	27,740,481
Haier Smart Home Co. Ltd., Class A	3,262,537	10,867,221
Haier Smart Home Co. Ltd., Class H	22,229,400	67,324,867
Hainan Airlines Holding Co. Ltd., Class A(a)	27,455,441	5,449,865
Hainan Airport Infrastructure Co. Ltd., NVS(a)	7,024,003	3,651,156
Hainan Meilan International Airport Co. Ltd., Class H(a)	2,024,000	1,906,439
Haitian International Holdings Ltd.	5,956,000	15,080,994
Haitong Securities Co. Ltd., Class A	4,123,131	5,223,083
Haitong Securities Co. Ltd., Class H	22,780,000	11,307,812

Security	Shares	Value

China (continued)
Hang Zhou Great Star Industrial Co. Ltd., Class A	431,400	$1,299,389
Hangzhou Binjiang Real Estate Group Co. Ltd.	2,251,594	2,356,192
Hangzhou Chang Chuan Technology Co. Ltd.	452,126	1,814,148
Hangzhou First Applied Material Co. Ltd., Class A	1,122,808	4,328,605
Hangzhou Oxygen Plant Group Co. Ltd., Class A	780,900	3,031,943
Hangzhou Robam Appliances Co. Ltd., Class A	810,309	2,804,420
Hangzhou Silan Microelectronics Co. Ltd., Class A	903,900	2,617,946
Hangzhou Steam Turbine Power Group Co. Ltd., Class B	6,736,634	6,036,925
Hangzhou Tigermed Consulting Co. Ltd., Class A	255,574	1,595,527
Hansoh Pharmaceutical Group Co. Ltd.(b)	10,204,000	17,985,210
Harbin Electric Co. Ltd., Class H	8,374,000	2,551,464
Helens International Holdings Co. Ltd. (c)	4,646,000	1,973,377
Hello Group Inc., ADR	1,352,936	8,915,848
Henan Shenhuo Coal & Power Co. Ltd.	1,906,300	4,865,579
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,600,932	10,528,927
Hengan International Group Co. Ltd.	5,660,000	17,445,259
Hengdian Group DMEGC Magnetics Co. Ltd.	1,385,255	2,758,438
Hengli Petrochemical Co. Ltd., Class A(a)	3,872,630	6,841,266
Hengtong Optic-Electric Co. Ltd., Class A	1,327,400	2,251,602
Hengyi Petrochemical Co. Ltd., Class A(a)	3,310,561	3,173,069
Hisense Visual Technology Co. Ltd.	907,705	3,255,094
Hithink RoyalFlush Information Network Co. Ltd., Class A	310,602	5,893,620
HLA Group Corp. Ltd., Class A	1,013,600	1,211,796
Hongfa Technology Co. Ltd., Class A	572,568	1,974,362
Hopson Development Holdings Ltd.(a)(c)	10,799,671	5,161,015
Hoshine Silicon Industry Co. Ltd., Class A	469,523	3,448,583
Hua Han Health Industry Holdings Ltd.(d)	19,424,288	25
Hua Hong Semiconductor Ltd.(a)(b)(c)	5,197,000	11,138,372
Huabao International Holdings Ltd.(c)	9,052,000	2,695,281
Huadian Power International Corp. Ltd., Class A	5,504,800	4,728,396
Huadong Medicine Co. Ltd., Class A	1,021,051	4,754,528
Huafon Chemical Co. Ltd., Class A	6,389,655	6,044,327
Huagong Tech Co. Ltd., Class A	526,900	2,321,033
Huaibei Mining Holdings Co. Ltd.	1,551,300	4,067,683
Hualan Biological Engineering Inc., Class A	1,439,420	3,933,510
Huaneng Power International Inc., Class A(a)	5,447,426	6,665,003
Huaneng Power International Inc., Class H(a)	37,538,000	21,053,623
Huatai Securities Co. Ltd., Class A	3,264,251	6,573,395
Huatai Securities Co. Ltd., Class H(b)	13,501,200	15,935,732
Huaxia Bank Co. Ltd., Class A	9,837,330	8,649,723
Huayu Automotive Systems Co. Ltd., Class A	2,365,860	5,724,214
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	230,800	1,185,431
Huizhou Desay Sv Automotive Co. Ltd., Class A	343,400	4,871,083
Humanwell Healthcare Group Co. Ltd., Class A	1,195,600	3,646,799
Hunan Valin Steel Co. Ltd., Class A	6,633,000	5,225,447
Hundsun Technologies Inc., Class A	1,092,749	3,695,221
HUTCHMED China Ltd.(a)	4,791,080	14,804,316
HUYA Inc., ADR(a)(c)	867,012	3,034,542
Hwatsing Technology Co. Ltd., NVS	156,800	4,390,699
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	3,322,600	12,472,507
Hygon Information Technology Co. Ltd., NVS	1,014,853	11,979,167

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
iDreamSky Technology Holdings Ltd.(a)(b)(c)	8,220,000	$2,127,623
IEIT Systems Co. Ltd., Class A	871,372	4,521,065
Iflytek Co. Ltd., Class A	1,261,996	8,659,520
Imeik Technology Development Co. Ltd., Class A	134,780	6,119,412
Industrial & Commercial Bank of China Ltd., Class A	31,670,880	23,404,562
Industrial & Commercial Bank of China Ltd., Class H	585,268,000	300,015,800
Industrial Bank Co. Ltd., Class A	10,290,490	23,738,914
Industrial Securities Co. Ltd., Class A	6,275,451	5,054,540
INESA Intelligent Tech Inc., Class B	2,977,852	1,705,252
Ingenic Semiconductor Co. Ltd., Class A	301,303	2,728,182
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	40,078,700	8,563,129
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	12,688,400	6,841,575
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,461,862	13,591,370
Inner Mongolia Yitai Coal Co. Ltd., Class B	9,681,095	19,445,883
InnoCare Pharma Ltd.(a)(b)(c)	3,329,000	2,190,914
Innovent Biologics Inc.(a)(b)	10,817,000	58,332,836
iQIYI Inc., ADR(a)(c)	4,024,816	14,851,571
iRay Technology Co. Ltd.	56,200	1,930,705
Isoftstone Information Technology Group Co. Ltd., NVS(a)	503,400	3,182,535
JA Solar Technology Co. Ltd., Class A	1,782,080	4,629,029
Jason Furniture Hangzhou Co. Ltd., Class A	754,657	3,918,417
JCET Group Co. Ltd., Class A	1,148,600	4,169,023
JD Health International Inc.(a)(b)(c)	10,115,500	38,151,352
JD Logistics Inc.(a)(b)	17,785,700	17,561,613
JD.com Inc.	21,150,054	238,696,981
Jiangsu Eastern Shenghong Co. Ltd., Class A	3,967,900	5,775,733
Jiangsu Expressway Co. Ltd., Class H	10,732,000	11,023,770
Jiangsu Hengli Hydraulic Co. Ltd., Class A	888,596	6,996,146
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	3,283,055	19,375,246
Jiangsu King’s Luck Brewery JSC Ltd., Class A	865,256	6,425,089
Jiangsu Pacific Quartz Co. Ltd., NVS	246,282	2,725,755
Jiangsu Phoenix Publishing & Media Corp. Ltd.	1,031,600	1,488,586
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	740,151	10,327,965
Jiangsu Yangnong Chemical Co. Ltd., Class A	373,260	2,829,705
Jiangsu Yoke Technology Co. Ltd., Class A	208,700	1,457,956
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	793,600	3,936,493
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,788,000	3,242,356
Jiangxi Copper Co. Ltd., Class H	12,438,000	18,459,403
Jiangxi Special Electric Motor Co. Ltd., NVS(a)	1,115,800	1,616,224
Jinchuan Group International Resources Co. Ltd.	36,943,000	3,103,585
Jinduicheng Molybdenum Co. Ltd., Class A	1,151,300	1,609,509
Jinke Smart Services Group Co. Ltd.(a)	1,416,000	1,672,648
Jinko Solar Co. Ltd.	3,561,499	4,367,334
JinkoSolar Holding Co. Ltd., ADR	377,058	10,195,648
Jinxin Fertility Group Ltd.(a)(b)(c)	15,310,000	4,744,364
JiuGui Liquor Co. Ltd., Class A	279,400	2,356,321
Jiumaojiu International Holdings Ltd.(b)	7,900,000	5,483,297
Jizhong Energy Resources Co. Ltd.	3,732,800	4,209,980
JNBY Design Ltd.	2,882,000	5,507,617

Security	Shares	Value

China (continued)
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A(a)	852,742	$2,988,694
JOYY Inc., ADR	353,797	11,144,606
Kangji Medical Holdings Ltd.	4,889,000	3,979,850
Kanzhun Ltd., ADR	2,019,929	31,611,889
KE Holdings Inc., ADR	5,920,439	80,458,766
Keda Industrial Group Co. Ltd.	1,801,800	2,999,650
Keymed Biosciences Inc.(a)(b)(c)	1,688,500	7,313,231
Kingboard Holdings Ltd.	6,200,700	12,162,475
Kingboard Laminates Holdings Ltd.(c)	9,051,000	5,605,360
Kingdee International Software Group Co. Ltd.(a)	25,081,000	26,969,275
Kingnet Network Co. Ltd.	1,169,900	2,029,273
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	1,063,584	3,052,486
Kingsoft Corp. Ltd.	8,741,200	24,288,629
Kuaishou Technology(a)(b)	21,108,000	119,194,985
Kuang-Chi Technologies Co. Ltd., Class A(a)	1,558,050	3,206,239
Kunlun Energy Co. Ltd.	36,060,000	30,741,630
Kunlun Tech Co. Ltd., Class A(a)	755,200	4,235,862
Kweichow Moutai Co. Ltd., Class A	669,520	157,062,025
LB Group Co. Ltd., Class A	2,083,807	5,422,057
Lee & Man Paper Manufacturing Ltd.(c)	14,794,000	4,218,228
Legend Biotech Corp., ADR(a)(c)	655,757	42,729,126
Lenovo Group Ltd.	69,724,000	77,026,145
Lens Technology Co. Ltd., Class A	3,376,715	5,665,754
Lepu Medical Technology Beijing Co. Ltd., Class A	1,313,582	2,750,604
LexinFintech Holdings Ltd., ADR	308,468	567,581
Li Auto Inc.(a)	10,406,404	237,494,535
Li Ning Co. Ltd.	21,440,500	53,046,149
Lifetech Scientific Corp. (a)(c)	35,722,000	9,058,866
Lingyi iTech Guangdong Co., Class A	6,240,733	4,750,438
LK Technology Holdings Ltd.	5,657,500	2,474,401
Longfor Group Holdings Ltd.(b)(c)	17,365,000	21,749,736
LONGi Green Energy Technology Co. Ltd., Class A	3,674,449	10,816,947
Lonking Holdings Ltd.	23,752,000	3,990,873
Lufax Holding Ltd., Class A, ADR(c)	1,479,512	4,616,077
Luxshare Precision Industry Co. Ltd., Class A	3,786,289	14,488,579
Luye Pharma Group Ltd. (a)(b)(c)	19,949,000	7,368,199
Luzhou Laojiao Co. Ltd., Class A	784,308	19,018,193
Mango Excellent Media Co. Ltd., Class A	1,161,632	3,988,676
Maoyan Entertainment(a)(b)	5,422,000	5,978,609
Maxscend Microelectronics Co. Ltd., Class A	316,812	4,723,998
Medlive Technology Co. Ltd.(b)(c)	793,500	754,967
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	4,093,552	3,158,664
Meitu Inc.(b)(c)	22,379,000	7,364,850
Meituan, Class B(a)(b)	45,768,460	464,649,017
Metallurgical Corp. of China Ltd., Class A	12,805,800	5,909,870
MH Development Ltd.(d)	3,308,000	15,405
Microport Scientific Corp.(a)(c)	6,759,300	6,614,899
Midea Group Co. Ltd., Class A	1,546,700	13,442,193
Midea Real Estate Holding Ltd.(b)(c)	3,594,400	2,002,446
Ming Yang Smart Energy Group Ltd., Class A	1,232,400	1,744,201
Ming Yuan Cloud Group Holdings Ltd.(a)(c)	7,973,000	2,272,606
MINISO Group Holding Ltd.	3,608,304	16,584,103
Minth Group Ltd.(c)	6,938,000	11,794,075
MMG Ltd.(a)	27,947,999	7,481,747
Mobvista Inc.(a)(b)	7,213,000	3,020,842
Montage Technology Co. Ltd., Class A	662,400	4,803,048
Muyuan Foods Co. Ltd., Class A	2,805,983	14,949,318

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
NARI Technology Co. Ltd., Class A	3,740,936	$12,021,728
National Silicon Industry Group Co. Ltd., Class A(a)	1,931,200	4,128,754
NAURA Technology Group Co. Ltd., Class A	288,975	11,388,429
NetDragon Websoft Holdings Ltd.	3,031,000	4,354,666
NetEase Inc.	17,466,235	379,411,537
New China Life Insurance Co. Ltd., Class A	963,201	4,373,712
New China Life Insurance Co. Ltd., Class H	7,849,400	15,078,960
New Hope Liuhe Co. Ltd., Class A(a)	3,841,744	4,713,442
New Horizon Health Ltd.(a)(b)(c)	2,592,000	6,749,408
New Oriental Education & Technology Group Inc.(a)	13,475,090	126,642,662
Nexteer Automotive Group Ltd.	8,604,000	3,964,348
Nine Dragons Paper Holdings Ltd.(a)(c)	15,284,000	7,071,697
Ninestar Corp., Class A	900,034	2,926,514
Ningbo Deye Technology Co. Ltd., NVS	278,760	3,236,911
Ningbo Joyson Electronic Corp., Class A	429,000	989,423
Ningbo Orient Wires & Cables Co. Ltd.	437,300	2,349,426
Ningbo Sanxing Medical Electric Co. Ltd.	706,500	2,650,944
Ningbo Shanshan Co. Ltd.	1,880,800	2,985,113
Ningbo Tuopu Group Co. Ltd., Class A	727,000	5,904,985
Ningxia Baofeng Energy Group Co. Ltd., Class A	4,427,900	9,361,293
NIO Inc., ADR(a)(c)	12,627,504	72,608,148
Noah Holdings Ltd., ADR	334,077	3,714,936
Nongfu Spring Co. Ltd., Class H(b)	18,248,200	103,189,927
Offcn Education Technology Co. Ltd., Class A(a)	1,751,600	848,624
Offshore Oil Engineering Co. Ltd., Class A	2,793,400	2,395,514
OFILM Group Co. Ltd., Class A(a)	1,747,400	1,978,628
Oppein Home Group Inc., Class A	357,380	3,438,291
Orient Overseas International Ltd.	1,255,000	19,434,092
Orient Securities Co. Ltd., Class A	4,950,367	6,043,175
Oriental Pearl Group Co. Ltd., Class A	840,600	861,738
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	5,812,100	2,566,871
PDD Holdings Inc., ADR(a)	5,385,921	670,762,601
Peijia Medical Ltd.(a)(b)	5,367,000	3,490,674
People.cn Co. Ltd.	614,600	2,262,003
People’s Insurance Co. Group of China Ltd. (The), Class H	88,375,000	29,438,023
Perfect World Co. Ltd., Class A	1,228,586	1,992,109
PetroChina Co. Ltd., Class A	10,158,937	12,435,807
PetroChina Co. Ltd., Class H	191,422,000	150,134,454
Pharmaron Beijing Co. Ltd., Class A	866,125	2,799,081
PICC Property & Casualty Co. Ltd., Class H	62,577,040	85,550,235
Ping An Bank Co. Ltd., Class A	9,195,236	13,482,001
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	4,697,200	7,254,055
Ping An Insurance Group Co. of China Ltd., Class A	5,557,154	32,961,088
Ping An Insurance Group Co. of China Ltd., Class H	60,417,500	268,686,712
Piotech Inc., NVS	199,200	5,907,005
Poly Developments and Holdings Group Co. Ltd., Class A	5,823,611	7,870,965
Poly Property Group Co. Ltd.	21,670,000	3,981,504
Pop Mart International Group Ltd.(b)	4,788,800	11,938,350
Postal Savings Bank of China Co. Ltd., Class A	14,069,500	9,450,300
Postal Savings Bank of China Co. Ltd., Class H(b)	71,556,000	37,593,637
Power Construction Corp. of China Ltd., Class A	9,424,544	6,673,605

Security	Shares	Value

China (continued)
Q Technology Group Co. Ltd.(a)(c)	5,346,000	$2,103,972
Qi An Xin Technology Group Inc.(a)	168,000	815,780
Qifu Technology Inc.	1,065,204	16,457,402
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	2,911,550	6,522,208
Range Intelligent Computing Technology Group Co. Ltd.	823,200	2,964,358
Redco Properties Group Ltd.(a)(b)(c)(d)	11,872,000	875,931
RLX Technology Inc., ADR(c)	5,138,648	10,020,364
Rongsheng Petrochemical Co. Ltd., Class A	5,242,071	7,453,547
SAIC Motor Corp. Ltd., Class A	3,159,490	6,549,062
Sailun Group Co. Ltd., Class A	3,185,300	6,365,795
Sanan Optoelectronics Co. Ltd., Class A	2,741,600	4,728,490
Sangfor Technologies Inc., Class A(a)	258,200	2,272,011
Sany Heavy Equipment International Holdings Co. Ltd.	11,109,000	8,590,205
Sany Heavy Industry Co. Ltd., Class A	4,061,556	7,836,158
Satellite Chemical Co. Ltd., Class A(a)	2,782,607	6,388,055
SciClone Pharmaceuticals Holdings Ltd.(b)	2,515,500	4,190,332
SDIC Capital Co. Ltd., Class A	5,393,800	5,165,004
SDIC Power Holdings Co. Ltd., Class A	4,000,800	8,000,046
Seazen Group Ltd.(a)(c)	21,108,000	2,977,283
Seazen Holdings Co. Ltd., Class A(a)	1,318,226	1,894,556
Seres Group Co. Ltd., NVS(a)	819,300	10,448,494
SF Holding Co. Ltd., Class A	2,523,492	13,382,161
SG Micro Corp., Class A	300,750	2,950,506
Shaanxi Coal Industry Co. Ltd., Class A	5,137,490	18,369,759
Shan Xi Hua Yang Group New Energy Co. Ltd.	2,526,600	3,545,578
Shandong Chenming Paper Holdings Ltd., Class B(a)	311,200	50,775
Shandong Gold Mining Co. Ltd., Class A	1,762,801	5,290,356
Shandong Gold Mining Co. Ltd., Class H(b)	6,039,000	9,542,023
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,699,599	6,473,793
Shandong Linglong Tyre Co. Ltd., Class A	1,288,241	3,953,943
Shandong Nanshan Aluminum Co. Ltd., Class A	11,552,400	4,967,197
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	22,874,800	14,871,030
Shanghai Aiko Solar Energy Co. Ltd.	1,074,020	2,250,870
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	887,604	2,473,681
Shanghai Baosight Software Co. Ltd., Class A	1,058,330	6,871,702
Shanghai Baosight Software Co. Ltd., Class B	5,580,897	12,539,572
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	129,600	5,058,544
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	7,706,109	3,691,226
Shanghai Construction Group Co. Ltd., Class A	10,434,700	3,543,463
Shanghai Electric Group Co. Ltd., Class A(a)	11,984,600	7,044,279
Shanghai Electric Power Co. Ltd., Class A	759,600	878,275
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	633,600	2,157,748
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	4,622,000	8,328,290
Shanghai Fudan Microelectronics Group Co. Ltd.	176,184	905,507
Shanghai Haixin Group Co., Class B	8,108,291	2,464,920
Shanghai Industrial Holdings Ltd.	5,812,000	7,600,741
Shanghai International Airport Co. Ltd., Class A(a)	932,503	4,541,410
Shanghai International Port Group Co. Ltd., Class A	8,482,770	6,390,411

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Jinjiang International Hotels Co. Ltd., Class A	570,878	$2,297,962
Shanghai Junshi Biosciences Co. Ltd.(a)	542,050	2,363,837
Shanghai M&G Stationery Inc., Class A	736,547	3,636,748
Shanghai Moons’ Electric Co. Ltd.	202,800	1,624,961
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,233,700	3,099,157
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,102,300	11,421,214
Shanghai Pudong Development Bank Co. Ltd., Class A	13,384,746	13,261,877
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,301,494	3,387,382
Shanghai RAAS Blood Products Co. Ltd., Class A	6,858,034	6,841,391
Shanghai Rural Commercial Bank Co. Ltd.	5,198,200	4,652,585
Shanghai United Imaging Healthcare Co. Ltd., NVS	425,624	8,411,684
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	1,393,038	1,014,132
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	841,800	2,329,489
Shanxi Coal International Energy Group Co. Ltd.	898,900	2,292,984
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,654,000	5,900,455
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	2,149,300	7,704,043
Shanxi Meijin Energy Co. Ltd., Class A(a)	3,911,369	3,723,992
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	673,839	21,694,030
Shede Spirits Co. Ltd.	231,400	2,596,537
Shengyi Technology Co. Ltd., Class A	1,789,908	4,253,332
Shennan Circuits Co. Ltd., Class A	311,071	3,026,188
Shenwan Hongyuan Group Co. Ltd., Class A	13,547,792	8,601,705
Shenzhen Capchem Technology Co. Ltd.	482,103	2,716,238
Shenzhen Goodix Technology Co. Ltd., Class A(a)	171,300	1,503,531
Shenzhen Inovance Technology Co. Ltd., Class A	908,142	7,952,570
Shenzhen International Holdings Ltd.	11,150,750	9,402,805
Shenzhen Investment Ltd.	29,170,000	3,905,490
Shenzhen Kaifa Technology Co. Ltd., Class A	759,600	1,501,112
Shenzhen Kangtai Biological Products Co. Ltd., Class A	765,200	2,571,329
Shenzhen Kedali Industry Co. Ltd., Class A	101,100	1,024,094
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	628,946	25,147,953
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	488,200	5,480,303
Shenzhen Overseas Chinese Town Co. Ltd., Class A(a)	6,015,702	2,557,668
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	241,000	975,070
Shenzhen SC New Energy Technology Corp., Class A	206,000	1,846,123
Shenzhen SED Industry Co. Ltd., NVS	553,900	1,519,566
Shenzhen Transsion Holding Co. Ltd., Class A	471,653	10,396,414
Shenzhou International Group Holdings Ltd.	7,426,700	60,917,413
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	962,518	2,863,441
Shoucheng Holdings Ltd.(c)	29,632,800	5,714,693

Security	Shares	Value

China (continued)
Shougang Fushan Resources Group Ltd.	22,932,000	$9,548,496
Shui On Land Ltd.	50,000,666	4,525,062
Sichuan Changhong Electric Co. Ltd.	2,494,300	1,780,094
Sichuan Chuantou Energy Co. Ltd., Class A	4,133,478	8,982,330
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,154,920	4,389,693
Sichuan Road & Bridge Co. Ltd., Class A	5,942,760	6,724,537
Sichuan Swellfun Co. Ltd., Class A	350,100	2,434,189
Sieyuan Electric Co. Ltd.	476,300	3,778,674
Sihuan Pharmaceutical Holdings Group Ltd.(c)	49,326,000	3,591,156
Simcere Pharmaceutical Group Ltd.(b)	3,912,000	2,783,044
Sino Biopharmaceutical Ltd.	91,239,000	36,263,829
Sinofert Holdings Ltd.	27,726,000	2,865,033
Sinolink Securities Co. Ltd., Class A	801,800	1,010,588
Sinoma International Engineering Co.	1,742,600	2,708,367
Sinoma Science & Technology Co. Ltd., Class A	1,281,200	2,779,770
Sinomine Resource Group Co. Ltd., Class A	517,636	2,688,854
Sinopec Engineering Group Co. Ltd., Class H	17,476,500	9,582,111
Sinopec Kantons Holdings Ltd.	14,674,000	6,653,388
Sinopharm Group Co. Ltd., Class H	12,223,200	34,205,814
Sinotruk Hong Kong Ltd.	5,611,000	14,834,625
Skshu Paint Co. Ltd., Class A(a)	387,748	2,074,286
Skyworth Group Ltd.	14,870,000	5,227,678
Smoore International Holdings Ltd.(b)(c)	16,260,000	11,303,434
SOHO China Ltd.(a)(c)	21,700,000	1,904,531
Songcheng Performance Development Co. Ltd., Class A	1,720,356	2,572,936
SooChow Securities Co. Ltd., Class A	3,915,900	3,960,946
Southwest Securities Co. Ltd., Class A	1,554,700	930,035
Spring Airlines Co. Ltd., Class A(a)	673,200	5,355,033
SSY Group Ltd.	13,440,411	7,528,527
StarPower Semiconductor Ltd., Class A	102,700	2,158,570
Sun King Technology Group Ltd.(a)	364,000	53,000
Sunac Services Holdings Ltd.(b)(c)	9,850,000	2,504,168
Sungrow Power Supply Co. Ltd., Class A	794,200	9,588,589
Sunny Optical Technology Group Co. Ltd.	6,346,400	40,844,847
Sunresin New Materials Co. Ltd., NVS	159,800	1,112,703
Sunwoda Electronic Co. Ltd., Class A	1,432,800	2,821,660
SUPCON Technology Co. Ltd.	1,090,629	6,956,695
Superb Summit International Group Ltd.(d)	998,771	1
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	1,170,300	2,428,333
Suzhou Maxwell Technologies Co. Ltd., Class A	178,292	3,000,837
Suzhou TFC Optical Communication Co. Ltd.	217,100	4,104,330
SY Holdings Group Ltd.(c)	8,895,000	4,820,499
TAL Education Group, ADR(a)(c)	3,988,986	58,757,764
TBEA Co. Ltd., Class A	3,534,287	7,295,958
TCL Electronics Holdings Ltd.	10,341,000	3,779,570
TCL Technology Group Corp., Class A(a)	13,435,412	8,430,048
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,082,238	3,902,324
Tencent Holdings Ltd.	59,618,400	2,088,469,315
Tencent Music Entertainment Group, ADR(a)	6,803,569	71,233,367
Thunder Software Technology Co. Ltd., Class A	306,300	2,572,131
Tianfeng Securities Co. Ltd., Class A(a)	2,680,300	1,160,080
Tiangong International Co. Ltd.	14,842,000	3,405,787
Tianli International Holdings Ltd.	5,180,000	3,109,522
Tianma Microelectronics Co. Ltd., Class A(a)	3,347,505	4,249,431
Tianneng Power International Ltd.(c)	7,274,000	6,557,751
Tianqi Lithium Corp., Class A	861,900	6,398,458

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Tianshan Aluminum Group Co. Ltd., Class A	1,412,200	$1,108,125
Tianshui Huatian Technology Co. Ltd., Class A	3,207,236	3,636,972
Tingyi Cayman Islands Holding Corp.	17,798,000	19,792,365
Tong Ren Tang Technologies Co. Ltd., Class H	7,098,000	4,654,682
Tongcheng Travel Holdings Ltd.(a)	11,096,400	27,895,800
Tongdao Liepin Group(a)(c)	3,298,000	1,631,620
TongFu Microelectronics Co. Ltd., Class A	647,600	1,994,351
Tongling Nonferrous Metals Group Co. Ltd., Class A	7,942,300	3,606,204
Tongwei Co. Ltd., Class A	2,177,477	7,993,163
Topchoice Medical Corp., Class A(a)	205,999	1,873,976
Topsports International Holdings Ltd.(b)	15,618,000	10,569,003
Towngas Smart Energy Co. Ltd.(c)	11,463,000	4,137,163
TravelSky Technology Ltd., Class H	8,179,000	9,777,733
Trina Solar Co. Ltd.	1,193,816	4,149,605
Trip.com Group Ltd.(a)	4,974,141	225,777,621
Tsinghua Tongfang Co. Ltd.(a)	1,584,100	1,486,518
Tsingtao Brewery Co. Ltd., Class A	400,800	4,452,846
Tsingtao Brewery Co. Ltd., Class H	5,454,000	34,898,632
Tuya Inc.(a)	2,410,195	4,748,084
Unigroup Guoxin Microelectronics Co. Ltd., Class A(a)	479,033	4,746,487
Unisplendour Corp. Ltd., Class A(a)	1,774,661	5,439,104
Untrade Cteg(d)	33,362,000	43
Untrade SMI Holdings(d)	12,466,353	16
Untradelumena Newmat, NVS(d)	43,450	—
Up Fintech Holding Ltd., ADR(a)(c)	1,032,815	4,151,916
Venus MedTech Hangzhou Inc., Class H(a)(b)(d)	2,600,500	1,531,095
Verisilicon Microelectronics Shanghai Co. Ltd.(a)	178,800	1,007,035
Vinda International Holdings Ltd.	2,906,000	8,606,265
Vipshop Holdings Ltd., ADR(a)	3,128,799	60,229,381
Vnet Group Inc., ADR(a)(c)	937,210	1,452,676
Walvax Biotechnology Co. Ltd., Class A	1,151,589	2,936,193
Wanhua Chemical Group Co. Ltd., Class A	1,592,186	17,515,237
Want Want China Holdings Ltd.	43,531,000	24,018,637
Weibo Corp., ADR	623,305	5,684,542
Weichai Power Co. Ltd., Class A	3,148,100	7,376,114
Weichai Power Co. Ltd., Class H	17,537,000	34,519,159
Weihai Guangwei Composites Co. Ltd., Class A	564,560	2,142,424
Weimob Inc.(a)(b)(c)	21,042,000	5,634,504
Wens Foodstuffs Group Co. Ltd., Class A	3,027,541	8,057,870
West China Cement Ltd.	34,048,000	3,912,661
Western Mining Co. Ltd., Class A	1,731,300	3,991,387
Western Securities Co. Ltd., Class A	6,665,291	7,369,512
Western Superconducting Technologies Co. Ltd., Class A	528,120	2,932,860
Will Semiconductor Co. Ltd. Shanghai, Class A	582,469	7,732,928
Wingtech Technology Co. Ltd., Class A(a)	707,100	3,739,240
Wuhan Guide Infrared Co. Ltd., Class A	4,329,096	3,783,062
Wuliangye Yibin Co. Ltd., Class A	2,041,574	40,166,575
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,274,696	4,672,247
WuXi AppTec Co. Ltd., Class A	1,228,439	9,257,828
WuXi AppTec Co. Ltd., Class H(b)(c)	3,279,507	20,216,545
Wuxi Biologics Cayman Inc.(a)(b)	34,734,000	82,271,233
XCMG Construction Machinery Co. Ltd., Class A	8,979,609	7,384,046
XD Inc.(a)(c)	3,181,400	5,925,719
Xiamen C&D Inc., Class A	2,007,200	2,890,806
Xiaomi Corp., Class B(a)(b)	138,333,200	232,458,328
Xinjiang Daqo New Energy Co. Ltd.	936,850	3,792,858

Security	Shares	Value

China (continued)
Xinyi Solar Holdings Ltd.	43,486,800	$26,333,228
XPeng Inc.(a)(c)	10,196,250	47,721,432
Xtep International Holdings Ltd.(c)	12,452,500	6,868,163
Yadea Group Holdings Ltd.(b)(c)	11,482,000	18,039,023
Yangzhou Yangjie Electronic Technology Co. Ltd.	393,800	2,171,563
Yankuang Energy Group Co. Ltd., Class A	1,571,509	5,635,033
Yankuang Energy Group Co. Ltd., Class H(a)	21,443,000	49,448,465
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	843,368	3,530,074
Yeahka Ltd.(a)(c)	2,614,800	4,233,155
Yealink Network Technology Corp. Ltd., Class A	817,006	3,324,004
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(a)(b)	994,200	1,291,772
Yidu Tech Inc. (a)(b)	5,247,800	2,821,540
Yifeng Pharmacy Chain Co. Ltd., Class A	819,459	4,474,794
Yihai International Holding Ltd.	4,189,000	5,864,248
Yihai Kerry Arawana Holdings Co. Ltd., Class A	957,301	4,284,120
Yintai Gold Co. Ltd., Class A	1,024,300	2,124,025
YongXing Special Materials Technology Co. Ltd., Class A	413,660	3,161,546
Yonyou Network Technology Co. Ltd., Class A	1,942,583	3,415,995
Youdao Inc., ADR(a)(c)	82,093	357,925
Youngor Fashion Co. Ltd., Class A	928,700	947,484
Youyuan International Holdings Ltd.(d)	5,307,000	5,884
YTO Express Group Co. Ltd., Class A	2,172,853	3,839,872
Yuexiu Property Co. Ltd.	15,002,576	9,976,980
Yuexiu REIT(c)	27,591,751	3,693,471
Yuexiu Transport Infrastructure Ltd.	11,988,000	6,811,770
Yum China Holdings Inc.	3,662,056	157,065,582
Yunda Holding Co. Ltd., Class A	1,878,037	1,876,493
Yunnan Aluminium Co. Ltd., Class A	2,777,353	4,451,668
Yunnan Baiyao Group Co. Ltd., Class A	884,792	6,108,430
Yunnan Botanee Bio-Technology Group Co. Ltd.	214,400	1,948,970
Yunnan Energy New Material Co. Ltd., Class A	550,132	3,499,714
Yunnan Yuntianhua Co. Ltd.	1,180,600	2,985,538
Yutong Bus Co. Ltd., Class A	1,454,900	3,769,286
Zai Lab Ltd.(a)	8,312,290	17,739,885
Zangge Mining Co. Ltd.	1,483,246	6,021,708
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	286,569	8,855,523
Zhaojin Mining Industry Co. Ltd., Class H(c)	11,136,000	11,514,243
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	4,556,895	3,092,143
Zhejiang China Commodities City Group Co. Ltd., Class A	2,947,020	3,354,635
Zhejiang Chint Electrics Co. Ltd., Class A	1,400,673	3,993,575
Zhejiang Dahua Technology Co. Ltd., Class A	2,044,258	5,239,159
Zhejiang Dingli Machinery Co. Ltd., Class A	447,516	3,661,140
Zhejiang Expressway Co. Ltd., Class H	18,493,800	14,103,743
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	1,070,262	2,066,710
Zhejiang Huayou Cobalt Co. Ltd., Class A	988,391	3,791,421
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	823,394	4,225,294
Zhejiang Juhua Co. Ltd., Class A	1,908,100	5,385,820
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)(c)	4,308,200	15,072,780
Zhejiang NHU Co. Ltd., Class A	2,416,458	6,031,537
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,316,000	4,546,172
Zhejiang Supor Co. Ltd., Class A	437,640	3,363,064

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,522,973	$3,782,918
Zhejiang Zheneng Electric Power Co. Ltd., Class A(a)	6,076,000	4,536,090
Zheshang Securities Co. Ltd., Class A	3,760,000	5,340,472
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	6,454,600	10,164,197
Zhongji Innolight Co. Ltd., Class A	472,074	10,167,900
Zhongjin Gold Corp. Ltd., Class A	3,362,118	4,843,399
Zhongsheng Group Holdings Ltd.	6,465,500	11,771,310
Zhongtai Securities Co. Ltd.	5,190,300	4,999,870
Zhou Hei Ya International Holdings Co. Ltd.(b)(c)	10,537,500	2,434,317
Zhuzhou CRRC Times Electric Co. Ltd.	5,379,100	15,771,236
Zijin Mining Group Co. Ltd., Class A	9,444,200	17,114,843
Zijin Mining Group Co. Ltd., Class H	50,758,000	81,533,763
Zonqing Environmental Ltd., NVS(c)	56,000	159,142
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	6,976,300	7,740,084
ZTE Corp., Class A	1,875,939	7,761,616
ZTE Corp., Class H	7,219,640	16,262,123
ZTO Express Cayman Inc., ADR	3,831,260	73,521,879

		16,966,849,120

Colombia — 0.1%
Bancolombia SA	2,232,913	18,739,402
Interconexion Electrica SA ESP	4,293,966	18,291,748

		37,031,150

Czech Republic — 0.1%
CEZ AS	1,457,664	49,800,976
Komercni Banka AS	714,574	24,868,579
Moneta Money Bank AS(b)	3,620,592	15,893,158

		90,562,713

Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	22,032,406	31,452,477
Eastern Co. S.A.E	9,912,413	7,011,633
EFG Holding S.A.E.(a)	15,569,131	5,714,251
E-Finance for Digital & Financial Investments, NVS	5,507,837	2,317,053
EISewedy Electric Co.	8,670,920	5,921,604
Ezz Steel Co. SAE(a)	639,021	977,838
Fawry for Banking & Payment Technology Services SAE(a)	19,640,703	2,835,926
Talaat Moustafa Group	9,739,310	12,701,971
Telecom Egypt Co.	4,706,598	3,544,872

		72,477,625

Greece — 0.5%
Aegean Airlines SA(a)	153,453	2,086,417
Alpha Services and Holdings SA(a)	20,794,368	39,171,127
Athens Water Supply & Sewage Co. SA(c)	444,043	2,649,166
Autohellas Tourist and Trading SA	43,676	637,268
Eurobank Ergasias Services and Holdings SA, Class A(a)	24,230,613	50,059,192
FF Group(d)	343,633	4
GEK Terna Holding Real Estate Construction SA	609,784	9,384,932
Hellenic Energy Holdings SA	393,085	3,572,956
Hellenic Telecommunications Organization SA	1,648,680	24,875,219
Holding Co. ADMIE IPTO SA	1,946,341	4,806,524
Intracom SA Technical & Steel Constructions(a)	421,107	2,503,227
Intralot SA-Integrated Information Systems & Gaming Services(a)	2,274,366	3,072,667
JUMBO SA	1,069,522	31,256,586

Security	Shares	Value

Greece (continued)
LAMDA Development SA(a)	829,044	$6,057,165
Motor Oil Hellas Corinth Refineries SA	605,145	17,289,786
Mytilineos SA	910,758	35,436,484
National Bank of Greece SA(a)	7,081,587	55,604,343
OPAP SA	1,738,560	31,699,316
Piraeus Financial Holdings SA(a)	6,514,650	28,781,134
Public Power Corp. SA(a)	1,847,330	24,130,492
Sarantis SA(c)	254,153	2,518,893
Terna Energy SA	500,759	8,966,522
Titan Cement International SA(c)	516,521	14,654,210

		399,213,630

Hungary — 0.2%
Magyar Telekom Telecommunications PLC	5,532,873	12,560,619
MOL Hungarian Oil & Gas PLC	3,821,179	30,403,105
OTP Bank Nyrt	2,057,710	98,657,557
Richter Gedeon Nyrt	1,232,730	32,818,381

		174,439,662

India — 19.1%
360 ONE WAM Ltd.	1,560,296	13,482,403
3M India Ltd.	32,300	12,456,884
Aarti Industries Ltd.	1,848,524	14,621,835
Aarti Pharmalabs Ltd., NVS	517,417	3,048,786
Aavas Financiers Ltd.(a)	384,621	6,742,239
ABB India Ltd.	541,371	35,488,396
Action Construction Equipment Ltd.	273,206	4,163,145
Adani Enterprises Ltd.	1,562,789	61,899,283
Adani Green Energy Ltd.(a)	2,884,018	65,914,200
Adani Ports & Special Economic Zone Ltd.	4,870,557	77,324,284
Adani Power Ltd.(a)	7,035,803	46,563,862
Aditya Birla Fashion and Retail Ltd.(a)	3,754,311	10,183,582
Aegis Logistics Ltd.	1,797,353	9,534,757
Affle India Ltd.(a)	717,605	9,652,147
AGI Greenpac Ltd.	140,028	1,382,895
AIA Engineering Ltd.	436,530	19,231,019
Ajanta Pharma Ltd.	497,366	13,244,498
Alembic Pharmaceuticals Ltd.	601,738	7,385,611
Alkyl Amines Chemicals	194,911	5,040,653
Alok Industries Ltd.(a)	13,428,124	4,667,131
Amara Raja Energy & Mobility Ltd.	1,263,308	12,781,013
Amber Enterprises India Ltd.(a)	211,712	9,400,020
Ambuja Cements Ltd.	5,639,888	41,189,977
Anand Rathi Wealth Ltd.	84,368	3,708,692
Anant Raj Ltd.	592,673	2,501,748
Angel One Ltd.	371,852	12,480,589
Apar Industries Ltd.	134,543	10,150,166
APL Apollo Tubes Ltd.	1,676,810	31,230,032
Apollo Hospitals Enterprise Ltd.	951,171	70,024,539
Apollo Tyres Ltd.	3,575,854	22,324,521
Aptus Value Housing Finance India Ltd.	60,556	257,185
Archean Chemical Industries Ltd., NVS	345,749	3,151,375
Arvind Ltd.	901,363	3,053,697
Ashok Leyland Ltd.	14,660,844	30,029,077
Ashoka Buildcon Ltd.(a)	986,508	2,214,827
Asian Paints Ltd.	3,505,881	119,580,410
Astra Microwave Products Ltd.	369,954	2,755,171
Astral Ltd.	1,212,353	30,253,475
AstraZeneca Pharma India Ltd.	80,281	5,341,223
Atul Ltd.	125,367	9,395,937
AU Small Finance Bank Ltd.(b)	1,693,170	11,606,710
Aurobindo Pharma Ltd.	2,368,782	29,364,678
Avanti Feeds Ltd.	861,238	5,259,862

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Avenue Supermarts Ltd.(a)(b)	1,528,814	$72,198,348
Axis Bank Ltd.	20,797,505	269,224,230
Bajaj Auto Ltd.	649,620	61,914,646
Bajaj Electricals Ltd.	532,503	6,394,048
Bajaj Finance Ltd.	2,485,646	193,924,138
Bajaj Finserv Ltd.	3,548,055	68,104,269
Bajaj Holdings & Investment Ltd.	276,310	30,479,596
Bajel Projects Ltd., NVS	348,496	913,099
Balaji Amines Ltd.	124,007	3,249,924
Balkrishna Industries Ltd.	825,726	22,179,207
Balrampur Chini Mills Ltd.	1,764,954	7,928,208
Bandhan Bank Ltd.(b)	6,049,894	14,247,037
Bank of Baroda	10,135,215	32,427,871
BASF India Ltd.	131,577	5,227,612
Bata India Ltd.	540,644	9,190,253
Bayer CropScience Ltd.	156,172	10,678,169
BEML Ltd., (Acquired 02/10/22, Cost: $6,224,140)(e)	209,128	7,853,021
Berger Paints India Ltd.	2,852,616	20,873,154
Bharat Dynamics Ltd.	552,025	12,031,560
Bharat Electronics Ltd.	33,127,439	81,828,003
Bharat Forge Ltd.	2,482,381	34,421,175
Bharat Heavy Electricals Ltd.	7,704,876	21,144,764
Bharat Petroleum Corp. Ltd.	7,016,749	50,993,316
Bharti Airtel Ltd.	20,589,606	278,762,642
Biocon Ltd.	3,916,546	13,029,893
Birla Corp. Ltd.	333,339	6,585,250
Birlasoft Ltd.	1,920,201	17,946,517
BLS International Services Ltd.	933,285	4,109,449
Blue Dart Express Ltd.	75,157	5,469,977
Blue Star Ltd.	1,092,075	16,714,575
Borosil Renewables Ltd.(a)	724,275	4,688,123
Brigade Enterprises Ltd.	1,251,736	15,065,384
Brightcom Group Ltd.(a)	15,808,592	3,279,306
Britannia Industries Ltd.	1,020,471	61,155,438
BSE Ltd.	637,063	18,197,591
Can Fin Homes Ltd.	1,036,192	9,669,534
Carborundum Universal Ltd.	1,000,713	12,893,480
Castrol India Ltd.	1,447,702	3,638,624
Ceat Ltd.	277,875	9,559,666
Central Depository Services India Ltd.	575,625	13,313,027
Century Plyboards India Ltd.	561,348	4,789,006
Century Textiles & Industries Ltd.	753,634	12,809,052
CESC Ltd.	8,990,014	13,771,150
CG Power and Industrial Solutions Ltd.	5,934,018	31,710,294
Chambal Fertilisers and Chemicals Ltd.	2,395,025	10,131,536
Chennai Petroleum Corp. Ltd.	435,882	4,651,396
Cholamandalam Financial Holdings Ltd.	1,051,060	13,290,245
Cholamandalam Investment and Finance Co. Ltd.	4,017,460	52,629,923
CIE Automotive India Ltd.	1,441,705	7,649,292
Cipla Ltd.	4,741,788	84,681,656
City Union Bank Ltd.	4,768,444	7,753,142
Clean Science & Technology Ltd.	293,715	4,996,506
Coal India Ltd.	14,492,830	76,106,459
Cochin Shipyard Ltd., NVS	981,430	10,330,431
Coforge Ltd.	529,243	41,836,694
Colgate-Palmolive India Ltd.	1,191,315	36,229,248
Computer Age Management Services Ltd.	339,557	12,549,477
Concord Biotech Ltd., NVS	122,676	2,145,657
Container Corp. of India Ltd.	2,592,099	30,536,623
Coromandel International Ltd.	916,876	11,885,261

Security	Shares	Value

India (continued)
CreditAccess Grameen Ltd.(a)	514,618	$9,114,291
CRISIL Ltd.	181,128	10,938,395
Crompton Greaves Consumer Electricals Ltd.	5,406,717	18,938,491
Cummins India Ltd.	1,355,070	44,771,840
Cyient Ltd.	899,867	21,989,719
D B Realty Ltd.(a)	646,507	2,090,795
Dabur India Ltd.	5,945,538	38,609,106
Data Patterns India Ltd.(a)	215,895	6,454,165
Deepak Fertilisers & Petrochemicals Corp. Ltd.	828,283	5,046,300
Deepak Nitrite Ltd.	669,790	17,838,076
Delhivery Ltd.(a)	2,885,577	16,403,253
Devyani International Ltd.(a)	3,740,616	6,905,922
Divi’s Laboratories Ltd.	1,109,745	46,679,228
Dixon Technologies India Ltd.	294,630	23,685,445
DLF Ltd.	6,193,181	67,280,664
Dodla Dairy Ltd., NVS	73,595	883,899
Dr Lal PathLabs Ltd.(b)	326,913	9,262,175
Dr. Reddy’s Laboratories Ltd.	1,001,527	77,658,316
Easy Trip Planners Ltd., NVS	6,436,024	3,750,713
eClerx Services Ltd.	122,497	3,730,861
Edelweiss Financial Services Ltd.	5,755,950	5,275,219
Eicher Motors Ltd.	1,283,150	58,635,826
EID Parry India Ltd.	1,025,644	7,788,782
EIH Ltd.	2,311,305	11,238,107
Elecon Engineering Co. Ltd.	290,857	3,512,152
Electronics Mart India Ltd., NVS	404,435	1,006,922
Electrosteel Castings Ltd.	2,593,557	4,996,718
Elgi Equipments Ltd.	1,794,102	14,115,714
Emami Ltd.	1,962,517	11,004,760
Embassy Office Parks REIT	6,102,956	27,513,123
Endurance Technologies Ltd.(b)	391,832	8,770,767
Engineers India Ltd.	4,272,927	10,788,308
Equitas Small Finance Bank Ltd.(b)	3,836,202	4,605,292
Exide Industries Ltd.	5,007,256	19,304,633
Federal Bank Ltd.	16,907,011	30,640,061
Fine Organic Industries Ltd.	102,750	5,363,555
Finolex Cables Ltd.	880,808	9,767,623
Finolex Industries Ltd.	3,212,911	8,454,767
Firstsource Solutions Ltd.	4,728,430	11,695,411
Five-Star Business Finance Ltd., NVS	724,670	6,168,884
Fortis Healthcare Ltd.	4,648,196	22,831,696
Gabriel India Ltd.	247,289	1,029,186
GAIL India Ltd.	23,016,967	50,508,245
Garden Reach Shipbuilders & Engineers Ltd.	188,610	1,847,348
GHCL Ltd.	853,261	5,251,925
Gland Pharma Ltd.(a)(b)	357,546	7,613,536
GlaxoSmithKline Pharmaceuticals Ltd.	383,043	10,010,215
Glenmark Pharmaceuticals Ltd.	1,552,016	17,321,707
Global Health Ltd., NVS(a)	300,187	4,938,016
GMM Pfaudler Ltd.	397,208	6,227,041
GMR Airports Infrastructure Ltd.(a)	23,026,904	23,305,807
Godawari Power and Ispat Ltd.	214,923	1,917,713
Godrej Consumer Products Ltd.	3,783,630	57,284,323
Godrej Industries Ltd.(a)	1,029,717	9,947,586
Godrej Properties Ltd.(a)	1,178,696	34,095,924
Gokaldas Exports Ltd.	402,747	4,092,700
Granules India Ltd.	1,993,959	11,168,079
Graphite India Ltd.	1,037,721	7,487,212
Grasim Industries Ltd.	2,620,594	69,170,190
Great Eastern Shipping Co. Ltd. (The)	1,142,004	13,855,836
Grindwell Norton Ltd.	432,814	10,882,362
Gujarat Fluorochemicals Ltd.	292,865	13,080,653

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Gujarat Gas Ltd.	1,666,804	$11,371,881
Gujarat Mineral Development Corp. Ltd.	687,363	3,232,635
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,055,299	8,145,722
Gujarat Pipavav Port Ltd.	4,381,319	11,026,399
Gujarat State Fertilizers & Chemicals Ltd.	2,845,975	7,456,749
Gujarat State Petronet Ltd.	2,576,828	11,458,314
Happiest Minds Technologies Ltd.	937,248	9,565,672
Havells India Ltd.	2,471,301	45,596,555
HBL Power Systems Ltd.	985,961	6,175,594
HCL Technologies Ltd.	8,663,543	173,618,836
HDFC Asset Management Co. Ltd.(b)	722,631	32,704,222
HDFC Bank Ltd.	25,394,201	428,881,469
HDFC Life Insurance Co. Ltd.(b)	9,022,621	63,337,290
Hero MotoCorp Ltd.	1,052,337	56,082,754
HFCL Ltd.	9,929,497	12,827,020
Himadri Speciality Chemical Ltd.	1,415,757	6,285,768
Hindalco Industries Ltd.	11,739,883	71,213,246
Hindustan Aeronautics Ltd., NVS	1,809,727	67,192,007
Hindustan Construction Co. Ltd.(a)	10,273,974	5,154,639
Hindustan Copper Ltd.	2,168,823	7,048,514
Hindustan Petroleum Corp. Ltd.	5,369,315	33,008,682
Hindustan Unilever Ltd.	7,526,980	218,995,627
Hitachi Energy India Ltd.	128,262	9,275,433
ICICI Bank Ltd.	47,102,884	598,242,561
ICICI Lombard General Insurance Co. Ltd.(b)	2,230,130	46,072,446
ICICI Prudential Life Insurance Co. Ltd.(b)	3,291,728	21,155,777
ICICI Securities Ltd.(b)	853,788	8,411,613
IDFC First Bank Ltd.(a)	31,980,641	31,245,764
IDFC Ltd.(a)	12,360,561	17,338,545
IFCI Ltd.(a)	6,427,869	3,549,355
IIFL Finance Ltd.	1,450,429	10,305,820
India Cements Ltd. (The)(a)	2,425,067	6,682,208
Indiabulls Housing Finance Ltd.	3,965,891	9,040,057
Indiabulls Real Estate Ltd.(a)	5,346,033	7,688,342
IndiaMART Intermesh Ltd.(b)	306,950	9,837,326
Indian Energy Exchange Ltd.(b)	5,033,544	8,605,170
Indian Hotels Co. Ltd., Class A	7,947,152	56,250,061
Indian Oil Corp. Ltd.	26,034,548	51,917,706
Indian Railway Catering & Tourism Corp. Ltd.	2,456,350	27,465,739
Indian Renewable Energy Development Agency Ltd., NVS	4,802,774	8,691,375
Indraprastha Gas Ltd.	2,927,196	15,023,260
IndusInd Bank Ltd.	2,605,294	46,279,728
Infibeam Avenues Ltd.	9,942,433	4,406,668
Info Edge India Ltd.	697,174	44,226,590
Infosys Ltd.	29,995,209	603,638,304
Inox Wind Ltd.(a)	935,448	6,803,510
Intellect Design Arena Ltd.	986,868	13,142,180
InterGlobe Aviation Ltd.(a)(b)	1,287,307	48,881,584
Ipca Laboratories Ltd.	1,243,941	17,867,969
IRB Infrastructure Developers Ltd., NVS	14,252,697	10,791,561
IRCON International Ltd.(b)	3,360,628	9,261,952
ITC Ltd.	27,289,213	133,554,745
Jai Balaji Industries Ltd., NVS	172,408	2,655,756
Jai Corp. Ltd.	319,239	1,211,976
Jain Irrigation Systems Ltd.(a)	1,892,885	1,252,551
Jaiprakash Power Ventures Ltd.(a)	25,796,665	5,651,692
Jammu & Kashmir Bank Ltd. (The)	2,556,397	4,405,144
JB Chemicals & Pharmaceuticals Ltd., NVS	278,569	5,247,258
JBM Auto Ltd.	128,632	3,361,617
Jindal Saw Ltd.	997,626	5,752,553

Security	Shares	Value

India (continued)
Jindal Steel & Power Ltd.	3,472,247	$32,394,171
Jio Financial Services Ltd., NVS(a)	27,147,402	101,346,617
JK Cement Ltd.	328,461	17,868,433
JK Lakshmi Cement Ltd.	327,198	3,624,388
JK Paper Ltd.	1,218,146	5,484,085
JK Tyre & Industries Ltd.	855,711	5,355,832
JM Financial Ltd.	5,126,438	5,943,807
JSW Steel Ltd.	6,153,394	59,325,728
Jubilant Foodworks Ltd.	3,886,695	21,740,353
Jubilant Ingrevia Ltd.	895,170	5,197,497
Jubilant Pharmova Ltd., Class A	735,134	5,029,097
Jupiter Wagons Ltd., NVS	928,743	4,165,083
Just Dial Ltd.(a)	377,317	4,208,430
Jyothy Labs Ltd.	1,945,478	10,840,897
Kajaria Ceramics Ltd.	887,596	13,655,740
Kalpataru Projects International Ltd.	240,291	2,793,094
Kalyan Jewellers India Ltd.	2,318,892	11,113,925
Kansai Nerolac Paints Ltd.	2,261,902	7,899,667
Karnataka Bank Ltd. (The)	1,366,283	3,738,418
Karur Vysya Bank Ltd. (The)	5,285,270	11,683,256
Kaveri Seed Co. Ltd.	392,255	3,139,948
Kaynes Technology India Ltd., NVS	127,668	4,525,195
KEC International Ltd.	1,353,146	11,838,758
KEI Industries Ltd.	555,403	21,464,546
Kirloskar Oil Engines Ltd.	417,001	4,596,708
Kotak Mahindra Bank Ltd.	9,966,446	202,767,132
KPI Green Energy Ltd.(b)	93,097	1,953,812
KPIT Technologies Ltd.	1,647,860	31,142,830
KPR Mill Ltd.	1,052,798	9,754,205
Krishna Institute Of Medical Sciences Ltd.(a)(b)	346,115	9,406,197
L&T Finance Holdings Ltd.	8,101,995	16,302,005
Lakshmi Machine Works Ltd.	58,432	10,197,358
Larsen & Toubro Ltd.	6,104,936	255,957,344
Laurus Labs Ltd.(b)	3,221,180	15,774,473
Lemon Tree Hotels Ltd.(a)(b)	6,125,889	10,294,453
LIC Housing Finance Ltd.	2,905,911	22,682,524
Lloyds Engineering Works Ltd., NVS	3,028,536	2,136,145
LT Foods Ltd.	501,724	1,088,687
LTIMindtree Ltd.(b)	824,019	52,685,312
Lupin Ltd.	1,839,275	35,977,784
Macrotech Developers Ltd.	2,184,677	30,611,554
Mahanagar Gas Ltd.	734,049	13,119,719
Maharashtra Seamless Ltd.	230,871	2,559,311
Mahindra & Mahindra Financial Services Ltd.	5,172,818	17,642,055
Mahindra & Mahindra Ltd.	8,576,637	199,704,636
Mahindra Lifespace Developers Ltd.	910,699	6,344,273
Man Infraconstruction Ltd.	572,493	1,481,432
Manappuram Finance Ltd.	5,734,451	12,195,224
Marico Ltd.	5,170,547	32,577,006
Marksans Pharma Ltd.	984,433	1,808,005
Maruti Suzuki India Ltd.	1,252,982	170,523,938
Mastek Ltd.	218,408	7,719,160
Max Financial Services Ltd.(a)	2,244,175	26,187,868
Max Healthcare Institute Ltd.	7,400,878	70,831,373
Medplus Health Services Ltd.(a)	465,595	3,909,052
Metropolis Healthcare Ltd.(b)	322,237	6,221,714
Mindspace Business Parks REIT(b)	1,865,362	7,649,674
Motherson Sumi Wiring India Ltd.	21,517,073	18,173,601
Motilal Oswal Financial Services Ltd.	444,911	8,644,082
Mphasis Ltd.	748,901	23,625,530
MRF Ltd.	19,143	33,747,889
Mrs Bectors Food Specialities Ltd.	96,363	1,234,260

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
MTAR Technologies Ltd.(a)	287,125	$6,632,617
Multi Commodity Exchange of India Ltd.	224,717	10,179,437
Muthoot Finance Ltd.	1,184,764	18,583,565
Narayana Hrudayalaya Ltd.	866,669	14,023,070
Natco Pharma Ltd.	1,007,954	12,088,992
National Aluminium Co. Ltd.	9,734,208	18,255,300
Navin Fluorine International Ltd.	328,421	11,971,959
NBCC India Ltd.	5,432,338	8,819,830
NCC Ltd./India	4,981,165	14,844,388
Nestle India Ltd., NVS	3,173,167	99,375,756
Neuland Laboratories Ltd.	53,226	4,579,301
Newgen Software Technologies Ltd.	257,698	2,637,464
Nexus Select Trust, NVS	2,328,365	3,543,532
NIIT Learning Systems Ltd., NVS	824,502	5,165,303
Nippon Life India Asset Management Ltd.(b)	1,766,630	10,993,199
NLC India Ltd.	1,922,179	5,155,586
NMDC Ltd.	6,710,525	18,282,395
NMDC Steel Ltd., NVS(a)	6,601,557	4,888,064
NTPC Ltd.	40,257,358	162,674,191
Nuvama Wealth Management Ltd., NVS	65,803	3,262,471
Nuvoco Vistas Corp. Ltd.(a)	1,187,612	4,742,260
Oil & Natural Gas Corp. Ltd.	28,779,510	91,558,686
Olectra Greentech Ltd.	400,695	9,490,610
One 97 Communications Ltd., NVS(a)	2,183,210	10,567,318
Orient Cement Ltd.	652,492	1,786,499
Orient Electric Ltd.	1,337,913	3,361,944
Orissa Minerals Development Co. Ltd. (The)(a)	589	48,152
Page Industries Ltd.	55,875	23,119,530
Paisalo Digital Ltd.	1,332,125	2,961,750
PB Fintech Ltd.(a)	2,187,093	30,764,367
PCBL Ltd.	1,435,091	4,951,759
Persistent Systems Ltd.	475,043	49,434,438
Petronet LNG Ltd.	6,997,451	23,039,228
PG Electroplast Ltd.(a)	16,553	362,463
Phoenix Mills Ltd. (The)	902,281	29,938,802
PI Industries Ltd.	774,091	34,287,967
Pidilite Industries Ltd.	1,518,284	50,130,107
Piramal Enterprises Ltd.	1,030,904	11,375,101
Piramal Pharma Ltd., NVS(a)	5,565,332	8,852,471
PNB Housing Finance Ltd.(a)(b)	1,136,727	9,511,256
Polycab India Ltd.	376,745	21,567,236
Polyplex Corp. Ltd.	189,146	1,965,437
Poonawalla Fincorp Ltd.	2,377,187	13,378,792
Power Finance Corp. Ltd.	13,198,184	63,848,918
Power Grid Corp. of India Ltd.	42,503,650	145,212,684
Praj Industries Ltd.	1,685,708	10,128,361
Procter & Gamble Health Ltd.	71,357	4,381,313
PTC India Ltd.	1,700,898	4,149,019
Punjab National Bank	16,914,357	24,856,580
PVR Inox Ltd.(a)	705,512	11,666,688
Quess Corp. Ltd.(b)	887,899	5,501,877
Radico Khaitan Ltd.	811,380	15,344,315
Railtel Corp. of India Ltd.	1,230,770	6,664,683
Rain Industries Ltd.	2,580,221	5,721,832
Rainbow Children’s Medicare Ltd.	219,622	3,591,670
Rajesh Exports Ltd.(a)	729,651	2,712,285
Rallis India Ltd.	1,396,046	4,170,072
Ramco Cements Ltd. (The)	1,161,670	11,693,304
Ramkrishna Forgings Ltd.	570,388	5,379,433
Ratnamani Metals & Tubes Ltd.	57,168	2,092,773
RattanIndia Enterprises Ltd.(a)	3,041,626	3,064,880
RattanIndia Power Ltd.(a)	11,456,660	1,388,623

Security	Shares	Value

India (continued)
Raymond Ltd.	435,233	$9,622,626
RBL Bank Ltd.(b)	4,738,313	14,862,176
REC Ltd.	11,669,857	62,141,088
Redington Ltd.	5,577,312	13,890,032
Relaxo Footwears Ltd.	726,196	7,325,248
Reliance Industries Ltd.	27,483,969	967,305,008
Reliance Infrastructure Ltd.(a)	1,360,026	3,614,813
Reliance Power Ltd.(a)	30,101,911	8,793,359
Religare Enterprises Ltd.(a)	983,876	2,798,647
Rhi Magnesita India Ltd.	337,530	2,322,269
RITES Ltd.	425,989	4,013,993
Route Mobile Ltd.	460,577	8,857,690
Safari Industries India Ltd.	82,201	2,018,635
Samvardhana Motherson International Ltd.	21,721,634	31,206,993
Sanofi India Ltd.	99,845	10,347,578
Sarda Energy & Minerals Ltd., NVS	934,415	2,412,029
Saregama India Ltd.	753,225	3,654,579
SBI Cards & Payment Services Ltd.	2,418,576	20,982,185
SBI Life Insurance Co. Ltd.(b)	4,353,321	81,341,777
Sheela Foam Ltd.(a)	344,559	4,305,707
Shipping Corp. of India Ltd.	421,582	1,202,977
Shree Cement Ltd.	93,332	28,643,008
Shree Renuka Sugars Ltd.(a)	8,466,764	4,751,873
Shriram Finance Ltd.	2,579,908	75,785,376
Shyam Metalics & Energy Ltd.	397,621	3,115,403
Siemens Ltd.	822,522	46,374,724
SJVN Ltd.	6,712,033	9,827,358
SKF India Ltd.	146,014	8,317,029
Sobha Ltd.	249,002	4,688,188
Sona Blw Precision Forgings Ltd.(b)	3,703,509	30,761,637
Sonata Software Ltd.	1,774,680	17,328,857
South Indian Bank Ltd. (The)	10,324,254	4,015,021
Spandana Sphoorty Financial Ltd.(a)	303,486	3,344,218
SRF Ltd.	1,420,439	40,948,455
Star Health & Allied Insurance Co. Ltd.(a)	822,427	5,555,303
State Bank of India	16,455,243	148,176,162
Sterling and Wilson Renewable Energy Ltd.(a)	691,020	5,035,790
Sterlite Technologies Ltd.	2,096,164	3,464,624
Strides Pharma Science Ltd.	851,910	8,081,285
Sumitomo Chemical India Ltd.	1,213,488	5,477,975
Sun Pharma Advanced Research Co. Ltd.(a)	1,549,158	6,811,774
Sun Pharmaceutical Industries Ltd.	8,768,274	166,693,901
Sun TV Network Ltd.	1,021,535	7,582,830
Sundram Fasteners Ltd.	850,353	10,969,130
Sunteck Realty Ltd.	664,576	3,699,522
Supreme Industries Ltd.	626,271	31,321,119
Surya Roshni Ltd., NVS	444,963	3,217,542
Suven Pharmaceuticals Ltd.(a)	1,520,255	11,533,719
Suzlon Energy Ltd.(a)	78,730,413	42,893,603
Swan Energy Ltd.	915,548	8,228,379
Symphony Ltd.	227,100	2,414,361
Syngene International Ltd.(b)	1,335,422	11,359,391
Syrma SGS Technology Ltd.	416,832	2,630,282
Tanla Platforms Ltd.	718,176	8,462,505
Tata Chemicals Ltd.	1,337,141	15,106,722
Tata Communications Ltd.	905,403	20,967,851
Tata Consultancy Services Ltd.	8,191,521	404,096,728
Tata Consumer Products Ltd.	5,274,130	75,635,742
Tata Elxsi Ltd.	330,049	31,079,063
Tata Investment Corp. Ltd.	98,190	8,569,801
Tata Motors Ltd.	15,059,647	172,419,727
Tata Motors Ltd., Class A	4,147,049	31,577,848

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Tata Power Co. Ltd. (The)	13,736,415	$61,605,910
Tata Steel Ltd.	68,987,779	116,946,392
Tata Teleservices Maharashtra Ltd.(a)	5,037,583	5,309,902
TeamLease Services Ltd.(a)	121,289	4,400,220
Tech Mahindra Ltd.	4,963,478	76,274,883
Tejas Networks Ltd.(a)(b)	925,213	8,327,922
Texmaco Rail & Engineering Ltd.	1,396,988	3,181,722
Tilaknagar Industries Ltd.	477,903	1,237,252
Timken India Ltd.	228,165	7,477,412
Titagarh Rail System Ltd.	576,172	6,511,668
Titan Co. Ltd.	3,280,700	143,371,442
Torrent Pharmaceuticals Ltd.	932,112	30,031,284
Trent Ltd.	1,759,357	82,226,048
Trident Ltd.	15,569,558	7,934,339
Triveni Turbine Ltd.	880,494	5,282,451
TTK Prestige Ltd.	636,532	5,737,400
Tube Investments of India Ltd.	1,014,129	42,571,012
TV18 Broadcast Ltd.(a)	6,474,852	4,650,171
TVS Motor Co. Ltd.	2,278,537	58,715,810
Ujjivan Small Finance Bank Ltd.(b)	5,533,566	3,545,618
UltraTech Cement Ltd.	1,058,604	126,298,110
Union Bank of India Ltd.	10,223,829	18,039,241
United Spirits Ltd.	2,905,344	40,839,486
UNO Minda Ltd.	1,545,342	12,449,966
UPL Ltd.	4,347,342	24,620,704
Usha Martin Ltd.	863,642	3,425,949
UTI Asset Management Co. Ltd.	501,352	5,406,926
Vardhman Textiles Ltd.	1,334,180	6,871,006
Varun Beverages Ltd.	4,433,181	75,339,218
Vedanta Ltd.	7,911,211	25,492,086
V-Guard Industries Ltd.	2,184,275	8,550,105
Vinati Organics Ltd.	338,743	6,806,559
VIP Industries Ltd.	812,077	5,409,416
V-Mart Retail Ltd.(a)	124,072	2,857,585
Voltamp Transformers Ltd.	38,787	4,110,657
Voltas Ltd.	1,931,538	25,814,060
Welspun Corp. Ltd.	1,413,677	8,704,322
Welspun Living Ltd.	3,366,553	6,271,952
Westlife Foodworld Ltd.	703,739	6,351,474
Whirlpool of India Ltd.	386,563	5,860,014
Wipro Ltd.	11,815,880	73,717,193
Wockhardt Ltd.(a)	341,458	2,488,815
Wonderla Holidays Ltd.	51,169	581,203
Yes Bank Ltd.(a)	114,545,503	33,682,128
Zee Entertainment Enterprises Ltd.(a)	7,665,204	14,837,115
Zen Technologies Ltd.	209,879	2,178,991
Zensar Technologies Ltd.	1,369,661	9,070,619
Zomato Ltd.(a)	53,577,562	106,641,337

		14,264,552,298

Indonesia — 1.9%
Ace Hardware Indonesia Tbk PT	73,043,100	3,881,716
Adaro Energy Indonesia Tbk PT	132,497,000	20,420,505
AKR Corporindo Tbk PT	111,132,900	12,022,013
Amman Mineral Internasional PT(a)	54,087,328	29,234,636
Aneka Tambang Tbk	76,748,643	7,128,069
Astra Agro Lestari Tbk PT	6,280,200	2,679,015
Astra International Tbk PT	183,592,800	61,117,706
Astrindo Nusantara Infrastructure Tbk PT(a)	461,282,900	2,406,949
Bank Aladin Syariah Tbk PT(a)	52,180,500	3,552,856
Bank BTPN Syariah Tbk PT	27,826,200	2,434,682
Bank Central Asia Tbk PT	498,253,900	313,534,197
Bank Jago Tbk PT(a)	31,301,000	5,416,215

Security	Shares	Value

Indonesia (continued)
Bank Mandiri Persero Tbk PT	341,778,200	$152,663,264
Bank Negara Indonesia Persero Tbk PT	133,705,400	51,100,085
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	24,167,519	1,853,125
Bank Rakyat Indonesia Persero Tbk PT	619,126,395	241,263,456
Bank Tabungan Negara Persero Tbk PT	53,781,176	4,897,951
Barito Pacific Tbk PT	264,570,615	16,445,271
Berkah Beton Sadaya Tbk PT(a)	179,871,000	572,291
BFI Finance Indonesia Tbk PT	80,082,700	7,032,397
Bukalapak.com PT Tbk(a)	567,360,300	5,680,958
Bukit Asam Tbk PT	41,102,900	6,692,283
Bumi Resources Minerals Tbk PT(a)	561,865,000	5,148,493
Bumi Resources Tbk PT(a)	390,890,000	2,164,011
Bumi Serpong Damai Tbk PT(a)	94,904,500	6,121,733
Charoen Pokphand Indonesia Tbk PT	70,862,700	21,848,378
Ciputra Development Tbk PT	101,033,127	8,164,942
GoTo Gojek Tokopedia Tbk PT(a)	7,492,686,600	33,914,712
Hanson International Tbk PT(a)(d)	783,666,700	1
Harum Energy Tbk PT(a)	29,984,600	2,388,970
Indah Kiat Pulp & Paper Tbk PT	25,480,000	14,161,175
Indika Energy Tbk PT	16,450,900	1,423,686
Indo Tambangraya Megah Tbk PT	3,941,200	6,568,693
Indocement Tunggal Prakarsa Tbk PT	14,705,100	8,491,087
Indofood CBP Sukses Makmur Tbk PT	21,133,300	15,581,227
Indofood Sukses Makmur Tbk PT	38,792,000	16,353,611
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	45,611,000	1,784,968
Inti Agri Resources Tbk PT(a)(d)	291,349,000	—
Japfa Comfeed Indonesia Tbk PT	56,678,100	4,147,618
Jasa Marga Persero Tbk PT	23,401,780	8,083,098
Kalbe Farma Tbk PT	193,169,900	18,287,237
Medco Energi Internasional Tbk PT	76,340,380	6,347,909
Media Nusantara Citra Tbk PT	66,967,500	1,389,208
Medikaloka Hermina Tbk PT	43,458,000	3,498,210
Merdeka Copper Gold Tbk PT(a)	102,821,685	14,788,582
Metro Healthcare Indonesia TBK PT(a)	259,760,900	2,429,835
Mitra Adiperkasa Tbk PT	99,857,300	12,199,045
Pabrik Kertas Tjiwi Kimia Tbk PT	15,255,800	6,649,840
Pakuwon Jati Tbk PT	204,872,300	5,292,915
Panin Financial Tbk PT(a)	184,962,600	3,062,492
Perusahaan Gas Negara Tbk PT	96,892,600	6,721,915
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	38,513,200	2,072,690
Pool Advista Indonesia Tbk PT(a)(d)	12,679,400	—
Sarana Menara Nusantara Tbk PT	209,566,000	12,288,822
Semen Indonesia Persero Tbk PT	30,695,509	11,923,785
Smartfren Telecom Tbk PT(a)	975,297,800	3,289,264
Sugih Energy Tbk PT(a)(d)	27,492,211	—
Sumber Alfaria Trijaya Tbk PT	154,735,700	27,077,517
Summarecon Agung Tbk PT	133,419,941	4,664,709
Surya Citra Media Tbk PT	260,750,700	2,474,805
Surya Esa Perkasa Tbk PT	78,828,500	2,583,308
Telkom Indonesia Persero Tbk PT	439,699,200	112,083,425
Trada Alam Minera Tbk PT(a)(d)	280,960,700	—
Transcoal Pacific Tbk PT	11,105,200	5,567,671
Unilever Indonesia Tbk PT	65,050,100	11,300,463
United Tractors Tbk PT	14,403,000	21,571,293
Waskita Karya Persero Tbk PT(a)(d)	135,029,644	1,388,533
XL Axiata Tbk PT	43,042,900	6,518,747

		1,413,848,263

Kazakhstan — 0.0%
Polymetal International PLC(a)(d)	3,035,664	334

22	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Kuwait — 0.9%
Agility Public Warehousing Co. KSC(a)	14,058,307	$27,490,831
Al Ahli Bank of Kuwait KSCP	10,841,541	9,034,324
Arabi Group Holding KSC(a)	1,153,861	1,964,657
Arzan Financial Group for Financing & Investment KPSC	3,789,767	2,758,433
Boubyan Bank KSCP	13,848,871	28,956,493
Boubyan Petrochemicals Co. KSCP	4,332,453	8,590,139
Boursa Kuwait Securities Co. KPSC	415,916	2,757,006
Gulf Bank KSCP	16,557,395	15,885,200
Gulf Cable & Electrical Industries Co. KSCP	1,033,068	5,011,764
Humansoft Holding Co. KSC	870,043	9,527,360
Jazeera Airways Co. KSCP	1,048,675	3,847,129
Kuwait Finance House KSCP	78,198,110	206,025,530
Kuwait International Bank KSCP	16,561,808	8,885,363
Kuwait Projects Co. Holding KSCP(a)	21,246,858	8,699,371
Kuwait Real Estate Co. KSC	6,828,990	5,109,261
Mabanee Co. KPSC	6,356,773	16,896,313
Mobile Telecommunications Co. KSCP	18,871,586	30,864,349
National Bank of Kuwait SAKP	68,536,942	218,368,830
National Industries Group Holding SAK	20,949,886	16,306,193
National Investments Co. KSCP	4,101,341	3,798,155
National Real Estate Co. KPSC(a)	9,621,577	2,482,508
Salhia Real Estate Co. KSCP	4,848,634	7,247,349
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	6,417,388	3,550,551
Warba Bank KSCP	16,490,199	10,083,536

		654,140,645

Malaysia — 1.5%
AFFIN Bank Bhd	3,140,500	1,708,798
Alliance Bank Malaysia Bhd	8,970,100	6,732,102
AMMB Holdings Bhd	15,427,700	14,122,293
Axiata Group Bhd	25,016,600	14,664,467
Bermaz Auto Bhd	13,250,200	6,812,873
British American Tobacco Malaysia Bhd(c)	1,575,400	2,772,013
Bursa Malaysia Bhd	6,113,600	9,634,469
Carlsberg Brewery Malaysia Bhd	1,880,400	7,552,507
CELCOMDIGI Bhd	31,951,300	29,339,461
CIMB Group Holdings Bhd	59,305,600	80,761,080
CTOS Digital Bhd(c)	14,749,900	4,696,427
D&O Green Technologies Bhd(a)(c)	6,358,100	4,453,173
Dialog Group Bhd	31,890,896	14,112,093
DRB-Hicom Bhd	10,575,000	3,102,481
Fraser & Neave Holdings Bhd	1,514,600	9,415,383
Frontken Corp. Bhd(c)	13,107,600	10,165,515
Gamuda Bhd	17,339,600	19,329,151
Gas Malaysia Bhd	1,194,700	858,482
Genting Bhd	18,160,200	18,268,028
Genting Malaysia Bhd	26,164,200	15,846,287
Greatech Technology Bhd(a)(c)	4,829,900	4,865,021
Hartalega Holdings Bhd(a)	15,181,000	8,034,007
Heineken Malaysia Bhd	1,440,200	6,877,027
Hibiscus Petroleum Bhd	6,678,440	3,558,392
Hong Leong Bank Bhd	5,906,500	24,560,385
IHH Healthcare Bhd	16,542,700	21,438,754
IJM Corp. Bhd	27,175,300	12,271,450
Inari Amertron Bhd	25,894,700	17,334,912
IOI Corp. Bhd	22,745,700	19,071,858
IOI Properties Group Bhd	6,441,400	3,121,951
Kossan Rubber Industries Bhd	12,703,000	5,032,481
KPJ Healthcare Bhd(c)	34,752,400	12,078,193
Kuala Lumpur Kepong Bhd	3,980,900	18,811,671
Lotte Chemical Titan Holding Bhd(a)(b)	5,556,700	1,381,710

Security	Shares	Value

Malaysia (continued)
Magnum Bhd	11,641,586	$2,772,098
Malayan Banking Bhd	46,828,400	94,083,402
Malaysia Airports Holdings Bhd	7,215,800	12,894,318
Malaysia Building Society Bhd(c)	35,688,900	5,725,844
Malaysian Pacific Industries Bhd(c)	957,000	5,863,126
Malaysian Resources Corp. Bhd	32,690,900	4,038,874
Maxis Bhd(c)	21,606,400	16,937,269
Mega First Corp. Bhd	8,203,100	6,827,994
MISC Bhd	12,151,200	19,480,943
MR DIY Group M Bhd(b)	24,390,450	8,016,474
My EG Services Bhd	54,918,600	9,327,644
Nationgate Holdings Bhd, NVS	6,670,200	1,986,588
Nestle Malaysia Bhd(c)	565,000	14,870,614
Padini Holdings Bhd	4,020,000	2,871,731
Pentamaster Corp. Bhd	7,230,400	6,544,477
Petronas Chemicals Group Bhd	23,721,800	35,012,902
Petronas Dagangan Bhd	2,794,200	13,448,431
Petronas Gas Bhd	7,089,000	26,799,423
PPB Group Bhd	6,458,020	21,202,392
Press Metal Aluminium Holdings Bhd	32,994,000	32,563,163
Public Bank Bhd	129,754,600	120,429,221
QL Resources Bhd	11,617,543	14,218,073
RHB Bank Bhd	11,990,966	14,161,797
Sam Engineering & Equipment M Bhd	952,100	957,015
Scientex Bhd	8,883,800	7,282,110
Sime Darby Bhd	24,720,200	14,125,113
Sime Darby Plantation Bhd	18,594,300	16,993,000
Sime Darby Property Bhd(c)	38,526,100	6,264,869
SP Setia Bhd Group(c)	21,527,100	3,840,497
Sports Toto Bhd	8,781,129	2,646,089
Sunway REIT(c)	24,733,700	8,130,771
Supermax Corp. Bhd	16,154,527	2,826,704
Telekom Malaysia Bhd	9,804,800	12,506,574
Tenaga Nasional Bhd	23,301,900	55,290,147
TIME dotCom Bhd	12,757,700	14,802,389
Top Glove Corp. Bhd(a)	45,493,600	7,721,238
UEM Sunrise Bhd(c)	11,607,300	2,550,316
UWC Bhd(a)(c)	4,791,400	3,468,655
ViTrox Corp. Bhd(c)	3,724,800	5,886,840
VS Industry Bhd	33,605,150	5,243,954
Yinson Holdings Bhd	16,041,560	8,619,951
YTL Corp. Bhd	19,954,649	11,227,250
YTL Power International Bhd(c)	22,035,800	18,399,858

		1,131,645,033

Mexico — 2.5%
Alfa SAB de CV, Class A	25,106,900	18,722,367
Alsea SAB de CV(a)	5,071,395	19,435,500
America Movil SAB de CV	169,469,438	158,688,838
Arca Continental SAB de CV	4,371,779	47,095,199
Banco del Bajio SA(b)	7,399,097	27,535,663
Bolsa Mexicana de Valores SAB de CV	3,721,078	8,025,394
Cemex SAB de CV, NVS(a)	137,917,983	105,435,635
Coca-Cola Femsa SAB de CV	4,430,200	43,240,863
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(c)	7,749,559	5,637,944
Corp Inmobiliaria Vesta SAB de CV	6,588,410	23,096,205
FIBRA Macquarie Mexico(b)(c)	10,172,000	20,010,687
Fibra Uno Administracion SA de CV	28,554,900	51,600,447
Fomento Economico Mexicano SAB de CV	17,615,962	219,968,916
GCC SAB de CV	1,714,057	18,097,699
Genomma Lab Internacional SAB de CV, Class B	8,734,724	6,744,149

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Gentera SAB de CV	10,939,492	$16,443,656
Gruma SAB de CV, Class B	1,795,660	31,977,745
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,648,573	22,956,345
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,485,806	51,470,308
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,710,805	50,196,194
Grupo Bimbo SAB de CV, Series A	12,381,002	51,792,566
Grupo Carso SAB de CV, Series A1(c)	4,925,736	42,615,488
Grupo Financiero Banorte SAB de CV, Class O	23,431,978	242,262,532
Grupo Financiero Inbursa SAB de CV, Class O(a)	18,089,442	54,880,974
Grupo Mexico SAB de CV, Series B	27,973,920	135,797,242
Grupo Televisa SAB, CPO	20,878,756	12,482,481
Industrias Penoles SAB de CV(a)(c)	1,688,770	21,161,829
Kimberly-Clark de Mexico SAB de CV, Class A	13,584,575	30,191,044
La Comer SAB de CV	5,555,096	12,987,992
Nemak SAB de CV(a)(b)	15,812,924	3,228,595
Ollamani SAB, NVS	92,538	156,200
Operadora De Sites Mexicanos SAB de CV	12,703,895	14,765,341
Orbia Advance Corp. SAB de CV	9,027,483	16,694,561
Prologis Property Mexico SA de CV	6,038,493	27,141,643
Promotora y Operadora de Infraestructura SAB de CV	1,812,410	18,836,282
Qualitas Controladora SAB de CV	1,768,678	19,866,724
Regional SAB de CV	2,169,347	20,240,917
TF Administradora Industrial S de Realde CV(c)	8,571,849	20,478,794
Wal-Mart de Mexico SAB de CV	46,703,676	187,014,734

		1,878,975,693

Netherlands — 0.1%
NEPI Rockcastle NV	4,474,834	31,928,104
Pepco Group NV(a)(c)	1,376,237	6,906,468

		38,834,572

Peru — 0.3%
Cia. de Minas Buenaventura SAA, ADR	1,890,923	28,552,937
Credicorp Ltd.	608,422	103,967,152
Southern Copper Corp.	769,906	62,254,599

		194,774,688

Philippines — 0.7%
Aboitiz Equity Ventures Inc.	16,656,190	15,708,268
Alliance Global Group Inc.	40,547,800	7,443,801
Ayala Corp.	2,257,695	27,246,521
Ayala Land Inc.	63,729,040	39,720,016
Bank of the Philippine Islands	18,157,448	40,427,995
BDO Unibank Inc.	22,334,185	60,845,101
Bloomberry Resorts Corp.(a)	46,347,800	9,250,597
Cebu Air Inc.(a)	3,124,730	1,812,082
Converge Information and Communications Technology Solutions Inc.(a)	20,782,500	3,328,811
D&L Industries Inc.	35,417,800	4,259,083
DMCI Holdings Inc.	37,947,300	7,398,424
GT Capital Holdings Inc.	940,580	11,762,479
International Container Terminal Services Inc.	9,230,580	47,369,775
JG Summit Holdings Inc.	29,369,201	21,420,213
Jollibee Foods Corp.	4,316,900	21,025,833
Manila Electric Co.	1,991,560	13,816,746
Manila Water Co. Inc.	13,037,800	4,508,669
Megaworld Corp.	118,815,200	4,082,458
Metropolitan Bank & Trust Co.	16,115,543	17,774,271

Security	Shares	Value

Philippines (continued)
PLDT Inc.	683,425	$15,947,027
Puregold Price Club Inc.	10,067,150	4,924,782
Robinsons Land Corp.	23,788,913	6,928,705
Security Bank Corp.	3,394,470	4,287,243
Semirara Mining & Power Corp., Class A	8,233,000	4,730,515
SM Investments Corp.	2,271,622	38,011,552
SM Prime Holdings Inc.	94,150,896	52,924,812
Universal Robina Corp.	8,303,090	17,285,258
Wilcon Depot Inc.	13,466,200	5,174,240

		509,415,277

Poland — 1.0%
Alior Bank SA(a)	901,499	21,655,874
Allegro.eu SA (a)(b)(c)	4,396,705	35,531,592
AmRest Holdings SE(a)	821,627	5,149,042
Asseco Poland SA	580,734	10,905,822
Bank Millennium SA(a)(c)	6,557,644	16,408,071
Bank Polska Kasa Opieki SA	1,668,077	72,350,152
Budimex SA	134,172	24,528,702
CCC SA(a)(c)	447,462	8,529,354
CD Projekt SA(c)	582,636	16,013,046
Cyfrowy Polsat SA(a)(c)	1,966,177	5,774,247
Dino Polska SA(a)(b)(c)	448,449	52,182,273
Enea SA(a)	2,773,041	6,791,349
Eurocash SA	993,544	4,200,287
Grupa Azoty SA(a)(c)	507,937	2,867,094
Grupa Kety SA	58,383	10,310,929
Jastrzebska Spolka Weglowa SA, Class S(a)(c)	547,965	5,663,404
KGHM Polska Miedz SA	1,227,156	33,167,100
KRUK SA	169,185	17,839,001
LPP SA	10,299	46,270,832
mBank SA(a)	146,098	25,457,278
Orange Polska SA	5,602,223	11,465,820
ORLEN SA	5,173,459	80,361,011
PGE Polska Grupa Energetyczna SA(a)	8,013,597	16,014,725
Powszechna Kasa Oszczednosci Bank Polski SA	7,846,255	109,340,712
Powszechny Zaklad Ubezpieczen SA	5,349,961	65,832,454
Santander Bank Polska SA	333,093	45,936,135
Tauron Polska Energia SA(a)	10,723,471	9,727,580
Warsaw Stock Exchange(c)	467,667	5,160,454

		765,434,340

Qatar — 0.8%
Al Meera Consumer Goods Co. QSC	1,404,893	4,993,120
Baladna(a)	10,376,072	3,631,483
Barwa Real Estate Co.	15,689,470	13,163,958
Commercial Bank PSQC (The)	30,078,212	41,718,129
Doha Bank QPSC	14,991,294	6,778,322
Dukhan Bank	11,858,078	13,544,042
Estithmar Holding QPSC(a)	9,384,731	5,095,782
Gulf International Services QSC	9,147,989	7,205,264
Industries Qatar QSC	14,069,277	49,815,619
Masraf Al Rayan QSC	49,770,228	34,570,566
Medicare Group	1,719,872	2,181,853
Mesaieed Petrochemical Holding Co. QSC	44,246,184	22,933,028
Ooredoo QPSC	6,969,445	21,731,137
Qatar Aluminum Manufacturing Co.	28,593,361	9,964,345
Qatar Electricity & Water Co. QSC	4,726,539	22,413,270
Qatar Fuel QSC	3,661,760	15,014,973
Qatar Gas Transport Co. Ltd.	22,487,466	24,653,959
Qatar International Islamic Bank QSC	9,272,292	29,013,260
Qatar Islamic Bank SAQ	15,588,195	86,137,976

24	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
Qatar National Bank QPSC	42,325,563	$176,777,273
Qatar Navigation QSC	6,363,551	19,196,232
United Development Co. QSC	21,064,728	5,981,684
Vodafone Qatar QSC	26,066,600	12,366,713

		628,881,988

Russia — 0.0%
Aeroflot PJSC(a)(d)	12,448,217	1,360
Alrosa PJSC(a)(d)	22,555,750	2,465
Credit Bank of Moscow PJSC(a)(d)	131,641,331	14,387
Detsky Mir PJSC(a)(b)(d)	5,639,776	616
Federal Grid Co. Rosseti PJSC(a)(d)	2,175,770,000	238
Gazprom PJSC(a)(d)	101,307,770	11,072
Globaltrans Investment PLC, GDR(a)(d)(f)	1,523,220	166
Inter RAO UES PJSC(a)(d)	270,997,905	29,617
LSR Group PJSC, Class A(d)	498,324	54
LUKOIL PJSC(a)(d)	3,545,225	387
MMC Norilsk Nickel PJSC(a)(d)	542,170	59
Mobile TeleSystems PJSC(a)(d)	7,617,292	832
Moscow Exchange MICEX-RTS PJSC(a)(d)	12,320,031	1,346
Novatek PJSC(a)(d)	7,792,960	852
Novolipetsk Steel PJSC(a)(d)	12,759,568	1,395
OGK-2 PJSC(d)	319,608,000	34,930
Ozon Holdings PLC, ADR(a)(d)	453,223	50
PhosAgro PJSC(a)(d)	409,067	45
PhosAgro PJSC, GDR(a)(d)(f)	1	—
PhosAgro PJSC, New(a)(d)	7,905	79
Polyus PJSC(a)(d)	290,787	32
Ros Agro PLC, GDR(a)(d)(f)	300,309	33
Rosneft Oil Co. PJSC(a)(d)	9,721,202	1,062
Rostelecom PJSC(d)	8,098,021	885
Sberbank of Russia PJSC(a)(d)	91,862,230	10,040
Segezha Group PJSC(a)(b)(d)	34,454,100	3,765
Severstal PAO(a)(d)	1,835,503	201
Sistema AFK PAO(d)	30,748,700	3,361
Sovcomflot PJSC(d)	4,464,400	488
Surgutneftegas PJSC(a)(d)	60,550,132	6,618
Tatneft PJSC(a)(d)	11,775,415	1,287
TCS Group Holding PLC, GDR(a)(d)(f)	1,042,828	114
Unipro PJSC(a)(d)	160,829,082	17,577
United Co. RUSAL International PJSC(a)(d)	26,465,860	2,892
VK Co. Ltd.(a)(d)	956,753	105
VTB Bank PJSC(a)(d)	25,685,534,000	2,807
X5 Retail Group NV, GDR(a)(d)	1,023,928	112
Yandex NV(a)(d)	2,640,123	289

		151,618

Saudi Arabia — 4.5%
Abdullah Al Othaim Markets Co.	4,322,820	15,385,538
ACWA Power Co.	862,380	60,715,559
Ades Holding Co.(a)	1,768,112	9,429,176
Advanced Petrochemical Co.	1,217,444	12,396,162
Al Hammadi Holding	884,519	15,778,856
Al Masane Al Kobra Mining Co.	629,262	9,815,702
Al Moammar Information Systems Co.	206,226	8,006,815
Al Rajhi Bank	17,722,612	420,880,364
Al Rajhi Co. for Co-operative Insurance(a)	151,488	3,427,894
Al-Dawaa Medical Services Co.	94,325	2,882,649
Aldrees Petroleum and Transport Services Co.	378,583	18,224,804
Alinma Bank	8,966,091	105,237,044
AlKhorayef Water & Power Technologies Co.(a)	46,735	3,023,201
Almarai Co. JSC	2,278,862	35,729,698
Almunajem Foods Co.	148,895	4,160,786

Security	Shares	Value

Saudi Arabia (continued)
Alujain Corp.(a)	558,494	$6,289,320
Anglogold Ashanti PLC, NVS	3,750,060	70,644,981
Arab National Bank	5,875,231	43,684,996
Arabian Cement Co./Saudi Arabia	820,991	7,189,400
Arabian Contracting Services Co.	182,755	12,796,700
Arabian Internet & Communications Services Co.	237,524	23,262,541
Arriyadh Development Co.	1,497,024	9,435,276
Astra Industrial Group	404,315	18,219,672
Bank AlBilad	4,551,226	60,068,602
Bank Al-Jazira(a)	3,679,143	19,110,893
Banque Saudi Fransi	5,543,515	56,364,237
Bupa Arabia for Cooperative Insurance Co.	746,827	45,694,820
Catrion Catering Holding Co.	472,022	16,815,225
City Cement Co.	975,392	4,972,010
Co. for Cooperative Insurance (The)	745,758	32,214,168
Dallah Healthcare Co.	334,982	16,756,692
Dar Al Arkan Real Estate Development Co.(a)	4,914,959	18,317,409
Dr Sulaiman Al Habib Medical Services Group Co.	806,348	71,006,739
Eastern Province Cement Co.	668,387	6,394,993
Electrical Industries Co.	4,636,527	5,204,858
Elm Co.	222,709	62,816,989
Emaar Economic City(a)	4,024,304	8,748,847
Etihad Etisalat Co.	3,532,550	52,089,170
Fawaz Abdulaziz Al Hokair & Co.(a)	554,498	2,652,506
First Milling Co., NVS	123,050	2,680,419
Herfy Food Services Co.	365,521	3,569,183
Jahez International Co., NVS	100,714	958,721
Jamjoom Pharmaceuticals Factory Co., NVS	186,326	7,169,549
Jarir Marketing Co.	5,404,392	22,463,438
Leejam Sports Co. JSC	283,499	16,282,880
Lumi Rental Co.(a)	124,080	3,877,603
Maharah Human Resources Co.	1,999,687	3,910,306
Methanol Chemicals Co.(a)	677,549	3,139,206
Middle East Healthcare Co.(a)	404,968	13,130,712
Middle East Paper Co.	502,241	5,920,808
Mobile Telecommunications Co. Saudi Arabia	3,950,803	15,696,602
Mouwasat Medical Services Co.	941,738	31,034,792
Nahdi Medical Co.	368,103	13,937,719
National Agriculture Development Co. (The)(a)	1,872,209	16,528,285
National Gas & Industrialization Co.	478,450	10,937,101
National Industrialization Co.(a)	3,033,732	10,680,884
National Medical Care Co.	284,277	15,255,210
Perfect Presentation For Commercial Services Co., NVS(a)	317,345	2,961,650
Power & Water Utility Co. for Jubail & Yanbu	550,712	11,173,038
Qassim Cement Co. (The)	548,522	8,702,520
Rabigh Refining & Petrochemical Co.(a)	191,292	421,998
Reinet Investments SCA	1,331,654	33,606,559
Retal Urban Development Co., NVS	862,979	2,197,544
Riyad Bank	13,236,598	109,891,540
SABIC Agri-Nutrients Co.	2,110,274	70,550,332
Sahara International Petrochemical Co.	3,373,829	27,568,921
Saudi Arabian Mining Co.(a)	11,704,899	155,322,568
Saudi Arabian Oil Co.(b)	23,531,102	198,952,446
Saudi Aramco Base Oil Co.	405,004	18,168,073
Saudi Automotive Services Co.	228,538	5,753,531
Saudi Awwal Bank	8,957,511	98,634,693
Saudi Basic Industries Corp.	8,060,208	169,336,949
Saudi Cement Co.	699,000	8,704,184
Saudi Ceramic Co.	519,972	4,294,051

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Saudi Chemical Co. Holding	2,871,685	$4,101,194
Saudi Electricity Co.	7,510,277	40,090,336
Saudi Ground Services Co.(a)	1,229,980	13,577,893
Saudi Industrial Investment Group	2,998,215	16,574,920
Saudi Investment Bank (The)	4,351,602	18,801,883
Saudi Kayan Petrochemical Co.(a)	6,667,389	17,156,042
Saudi National Bank (The)	26,535,894	299,888,150
Saudi Pharmaceutical Industries & Medical Appliances Corp.(a)	761,382	7,770,546
Saudi Real Estate Co.(a)	2,149,403	11,504,943
Saudi Research & Media Group(a)	354,843	23,433,229
Saudi Tadawul Group Holding Co.	442,207	28,548,648
Saudi Telecom Co.	18,061,776	204,451,941
Saudia Dairy & Foodstuff Co.	188,872	19,142,528
Savola Group (The)	2,306,412	32,594,682
Seera Group Holding(a)	1,759,017	15,665,725
Southern Province Cement Co.	709,066	7,553,312
Theeb Rent A Car Co.	340,184	6,707,695
United Electronics Co.	479,540	12,224,240
United International Transportation Co.	495,607	11,680,326
Yamama Cement Co.	1,261,502	12,139,002
Yanbu Cement Co.	1,017,940	8,550,012
Yanbu National Petrochemical Co.	2,323,764	23,190,413

		3,354,606,967

South Africa — 2.6%
Absa Group Ltd.	7,555,810	64,502,247
Adcock Ingram Holdings Ltd.	784,597	2,294,476
AECI Ltd.	1,415,190	7,172,409
African Rainbow Minerals Ltd.	1,057,984	9,313,348
Anglo American Platinum Ltd.	587,202	22,588,875
Aspen Pharmacare Holdings Ltd.	3,411,676	34,862,064
Astral Foods Ltd.(c)	538,009	4,114,450
AVI Ltd.	2,475,287	11,540,155
Barloworld Ltd.	1,732,262	6,073,755
Bid Corp. Ltd.	3,084,995	72,170,868
Bidvest Group Ltd. (The)	2,604,819	31,733,160
Capitec Bank Holdings Ltd.	783,548	82,552,801
Clicks Group Ltd.	2,231,923	34,920,635
Coronation Fund Managers Ltd.	3,025,142	4,922,559
DataTec Ltd.	2,139,685	4,490,215
Dis-Chem Pharmacies Ltd.(b)	4,366,349	6,952,466
Discovery Ltd.	4,806,038	34,085,015
DRDGOLD Ltd.	5,450,845	3,699,118
Equites Property Fund Ltd.(c)	9,250,653	6,319,917
Exxaro Resources Ltd.	2,256,014	20,933,793
FirstRand Ltd.	44,798,391	151,557,135
Fortress REIT Ltd., Series B, Class B(a)(c)	12,693,310	10,999,104
Foschini Group Ltd. (The)	2,986,687	16,311,367
Gold Fields Ltd.	8,050,656	106,054,777
Grindrod Ltd.	7,242,799	4,871,330
Growthpoint Properties Ltd.	33,228,935	20,287,322
Harmony Gold Mining Co. Ltd.	5,177,541	30,097,267
Impala Platinum Holdings Ltd.	7,810,276	26,504,773
Investec Ltd.	2,687,677	16,902,377
JSE Ltd.	1,076,355	4,918,235
Kumba Iron Ore Ltd.	589,203	16,494,919
Life Healthcare Group Holdings Ltd.	12,497,816	11,435,697
Momentum Metropolitan Holdings	10,499,663	11,408,393
Motus Holdings Ltd.	1,474,947	7,124,809
Mr. Price Group Ltd.	2,220,202	19,688,865
MTN Group Ltd.	15,289,774	66,563,928
MultiChoice Group(a)(c)	2,644,031	14,393,289

Security	Shares	Value

South Africa (continued)
Naspers Ltd., Class N	1,656,794	$272,545,204
Nedbank Group Ltd.	3,877,816	44,363,382
Netcare Ltd.	10,287,900	7,273,406
Ninety One Ltd.	2,521,781	5,143,330
Northam Platinum Holdings Ltd.	3,224,256	18,437,768
Oceana Group Ltd.	799,025	2,969,467
Old Mutual Ltd.	45,098,017	28,068,228
Omnia Holdings Ltd.	1,485,975	4,834,455
OUTsurance Group Ltd., NVS	6,958,124	15,106,167
Pepkor Holdings Ltd.(b)(c)	13,884,789	13,515,590
Pick n Pay Stores Ltd.(c)	3,580,582	3,778,466
PSG Financial Services Ltd.	5,550,610	4,395,921
Redefine Properties Ltd.(c)	57,935,570	12,092,392
Remgro Ltd.	4,518,425	34,267,471
Resilient REIT Ltd.	4,487,819	11,030,020
Reunert Ltd.	1,983,858	6,741,807
Sanlam Ltd.	16,042,593	61,518,911
Santam Ltd.	267,080	4,215,074
Sappi Ltd.	5,099,053	12,274,415
Sasol Ltd.	5,120,473	38,589,719
Shoprite Holdings Ltd.	4,562,825	61,429,232
Sibanye Stillwater Ltd.	25,355,741	26,133,920
SPAR Group Ltd. (The)(a)	1,588,370	8,086,774
Standard Bank Group Ltd.	11,954,415	125,789,366
Super Group Ltd./South Africa	4,424,518	6,092,363
Telkom SA SOC Ltd.(a)	3,166,263	4,770,855
Thungela Resources Ltd.	1,187,660	6,501,788
Tiger Brands Ltd.	1,436,747	14,944,266
Truworths International Ltd.(c)	3,234,773	12,121,123
Vodacom Group Ltd.	5,498,627	26,954,166
Vukile Property Fund Ltd.	11,454,723	8,820,973
Wilson Bayly Holmes-Ovcon Ltd.(a)	688,068	4,665,445
Woolworths Holdings Ltd./South Africa	8,808,458	29,470,216

		1,937,797,593

South Korea — 12.0%
ABLBio Inc.(a)(c)	378,134	6,462,977
Advanced Nano Products Co. Ltd.(a)(c)	85,647	8,997,811
AfreecaTV Co. Ltd.	81,895	7,923,351
Ahnlab Inc.(c)	65,640	3,529,888
Alteogen Inc.(a)	335,310	40,353,351
Amorepacific Corp.(c)	259,620	23,344,344
Amorepacific Group	261,577	5,246,022
Ananti Inc.(a)(c)	893,122	4,223,652
Asiana Airlines Inc.(a)	435,531	3,808,574
BGF retail Co. Ltd.	71,537	7,098,237
BH Co. Ltd.(c)	281,691	3,621,945
Bioneer Corp.(a)(c)	223,061	4,105,694
BNK Financial Group Inc.	2,081,802	11,738,324
Boryung(c)	408,246	3,652,840
Canariabio Inc.(a)(c)	709,241	529,427
Caregen Co. Ltd.(c)	79,409	1,391,678
Cellivery Therapeutics Inc.(a)(c)(d)	290,576	1,166,145
Celltrion Inc.	1,375,171	185,973,169
Celltrion Pharm Inc.(a)(c)	170,391	14,200,142
Chabiotech Co. Ltd.(a)(c)	525,626	6,616,359
Cheil Worldwide Inc.	476,406	6,618,466
Chong Kun Dang Pharmaceutical Corp.(c)	88,829	7,213,843
Chunbo Co. Ltd.(a)(c)	48,344	3,290,142
CJ CGV Co. Ltd.(a)	652,279	3,030,800
CJ CheilJedang Corp.	69,355	15,630,250
CJ Corp.(a)	122,390	8,913,913
CJ ENM Co. Ltd.(a)	97,474	5,819,188

26	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
CJ Logistics Corp.(a)	88,884	$8,306,487
Classys Inc.(c)	203,326	4,917,023
Com2uSCorp.(c)	96,961	3,109,269
Cosmax Inc.(a)	82,484	6,668,603
CosmoAM&T Co. Ltd.(a)	225,049	30,079,262
Cosmochemical Co. Ltd.(a)(c)	273,721	7,236,479
Coway Co. Ltd.	443,646	18,057,396
Creative & Innovative System(a)(c)	574,298	4,801,314
CS Wind Corp.	227,957	8,872,789
Cuckoo Homesys Co. Ltd.(a)	71,844	1,083,093
Curexo Inc.(a)	219,387	2,461,091
Daeduck Electronics Co. Ltd./New(a)	361,129	6,060,132
Daejoo Electronic Materials Co. Ltd.(a)(c)	128,302	7,269,824
Daesang Corp.(a)	308,337	4,551,711
Daewoo Engineering & Construction Co. Ltd.(a)(c)	1,924,857	5,759,385
Daewoong Co. Ltd.	204,307	3,373,877
Daewoong Pharmaceutical Co. Ltd.	54,737	4,712,950
Daishin Securities Co. Ltd.(a)	439,020	5,418,659
Daou Technology Inc.	317,670	5,187,479
Dawonsys Co. Ltd.(a)(c)	367,245	3,555,396
DB HiTek Co. Ltd.	304,443	10,640,858
DB Insurance Co. Ltd.(a)	428,667	31,809,039
Dentium Co. Ltd.(a)	72,028	7,815,607
Devsisters Co. Ltd.(a)(c)	78,823	2,460,750
DGB Financial Group Inc.	1,167,611	7,773,318
DI Dong Il Corp.	82,502	1,773,105
DL E&C Co. Ltd.	271,497	7,556,108
DL Holdings Co. Ltd.(a)	118,530	4,237,389
Dong-A Socio Holdings Co. Ltd.	42,215	3,454,152
Dong-A ST Co. Ltd.(c)	83,392	4,697,604
Dongjin Semichem Co. Ltd.(a)(c)	330,296	9,269,911
DongKook Pharmaceutical Co. Ltd.(c)	316,630	3,927,019
Dongkuk Steel Mill Co. Ltd/New	516,139	5,017,231
Dongsuh Companies Inc.	373,255	4,901,570
Dongwha Enterprise Co. Ltd.(a)(c)	47,285	2,449,372
Dongwon F&B Co. Ltd.(a)	59,970	1,433,856
Doosan Bobcat Inc.	497,837	17,576,443
Doosan Co. Ltd.(a)	73,142	5,009,396
Doosan Enerbility Co. Ltd.(a)	3,997,895	48,796,167
Doosan Fuel Cell Co. Ltd.(a)(c)	438,151	6,548,341
Doosan Tesna Inc.(a)(c)	96,757	3,114,166
DoubleUGames Co. Ltd.	131,490	4,577,956
Douzone Bizon Co. Ltd.(a)	190,644	6,533,431
Dreamtech Co. Ltd.(a)	201,429	1,665,465
Duk San Neolux Co. Ltd.(a)(c)	147,342	4,308,086
Ecopro BM Co. Ltd.(a)(c)	444,587	89,358,677
Ecopro Co. Ltd.(a)(c)	180,440	84,154,653
Ecopro HN Co. Ltd.	112,575	5,075,399
Ecopro Materials Co. Ltd.(a)	83,136	12,055,844
E-MART Inc.(a)	133,382	7,419,327
EMRO Inc., NVS	60,618	2,464,633
EM-Tech Co. Ltd.	135,628	3,694,689
Enchem Co. Ltd.(a)(c)	79,162	16,731,130
Eo Technics Co. Ltd.(a)(c)	83,621	12,900,035
Eoflow Co. Ltd.(a)	152,631	590,588
ESR Kendall Square REIT Co. Ltd.	719,516	2,154,407
Eugene Technology Co. Ltd.(c)	207,207	5,875,485
F&F Co. Ltd./New	136,955	7,455,950
Fila Holdings Corp.(c)	435,239	12,544,196
Foosung Co. Ltd.(a)(c)	594,290	3,732,385
Gaonchips Co. Ltd.(a)	46,501	3,719,102

Security	Shares	Value

South Korea (continued)
GC Cell Corp.	117,005	$3,489,775
GemVax & Kael Co. Ltd.(a)(c)	369,518	3,403,119
GOLFZON Co. Ltd.(a)(c)	49,274	2,904,941
Grand Korea Leisure Co. Ltd.(c)	403,146	3,797,813
Green Cross Corp.	56,428	4,996,411
Green Cross Holdings Corp.(c)	215,318	2,664,547
GS Engineering & Construction Corp.(a)	564,651	6,773,690
GS Holdings Corp.	350,748	12,660,863
GS Retail Co. Ltd.	389,924	6,534,493
HAESUNG DS Co. Ltd.	121,858	4,236,046
Hana Financial Group Inc.	2,630,588	111,925,968
Hana Materials Inc.(c)	103,591	3,708,515
Hana Micron Inc.(a)(c)	358,312	6,993,426
Hana Technology Co. Ltd., NVS(a)	39,378	1,695,317
Hana Tour Service Inc.(a)	152,160	7,523,690
Hanall Biopharma Co. Ltd.(a)(c)	335,256	8,771,639
Hancom Inc.	140,740	2,478,487
Handsome Co. Ltd.	147,304	2,113,397
Hanil Cement Co. Ltd./New	297,096	2,713,358
Hanjin Kal Corp.	143,260	6,799,363
Hankook & Co. Co. Ltd.	310,160	3,968,057
Hankook Tire & Technology Co. Ltd.	658,091	26,810,811
Hanmi Pharm Co. Ltd.(a)	61,004	15,310,682
Hanmi Science Co. Ltd.(a)	196,076	6,071,306
Hanmi Semiconductor Co. Ltd.(a)	401,828	25,708,928
Hanon Systems	1,683,791	7,801,987
Hansae Co. Ltd.	213,969	3,281,347
Hansol Chemical Co. Ltd.(a)	81,859	10,491,433
Hanssem Co. Ltd.	99,882	3,635,936
Hanwha Aerospace Co. Ltd.	328,902	46,346,969
Hanwha Corp.	331,143	7,328,820
Hanwha Investment & Securities Co. Ltd.(a)	1,164,703	3,897,316
Hanwha Life Insurance Co. Ltd.(a)	3,508,668	8,314,767
Hanwha Ocean Co. Ltd.(a)	582,361	10,336,472
Hanwha Solutions Corp.	916,289	19,133,202
Hanwha Systems Co. Ltd.	762,396	9,562,140
HD Hyundai Co. Ltd.	388,340	20,643,543
HD Hyundai Construction Equipment Co. Ltd.	125,059	5,064,366
HD Hyundai Electric Co. Ltd.	211,704	19,831,134
HD Hyundai Heavy Industries Co. Ltd.(a)	197,825	17,542,209
HD Hyundai Infracore Co. Ltd.	1,198,168	7,256,039
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	379,590	31,932,244
HDC Hyundai Development Co-Engineering & Construction, Class E	418,874	6,255,008
Hite Jinro Co. Ltd.	370,012	5,553,147
HK inno N Corp.(a)(c)	134,118	3,858,075
HL Mando Co. Ltd.	273,872	6,837,676
HLB Inc.(a)(c)	1,064,887	65,330,479
HLB Life Science Co. Ltd.(a)(c)	841,102	8,918,730
HMM Co. Ltd.(a)	2,209,772	30,318,148
Hotel Shilla Co. Ltd.	271,573	12,276,588
HPSP Co. Ltd.(c)	342,564	13,260,453
HSD Engine Co. Ltd.(a)	509,626	3,494,031
Hugel Inc.(a)(c)	71,423	9,846,342
HYBE Co. Ltd.	189,960	28,450,587
Hyosung Advanced Materials Corp.	25,906	6,499,326
Hyosung Corp.	104,277	4,685,337
Hyosung Heavy Industries Corp.	44,893	6,498,577
Hyosung TNC Corp.(c)	25,715	5,596,787
Hyundai Bioscience Co. Ltd.(a)(c)	356,059	5,546,953
Hyundai Department Store Co. Ltd.	153,580	6,052,308

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hyundai Elevator Co. Ltd.(a)(c)	265,073	$7,946,185
Hyundai Engineering & Construction Co. Ltd.(a)	633,344	16,520,176
Hyundai Glovis Co. Ltd.(a)	168,341	24,100,489
Hyundai Home Shopping Network Corp.	62,548	2,200,564
Hyundai Marine & Fire Insurance Co. Ltd.(a)	504,436	11,930,773
Hyundai Mipo Dockyard Co. Ltd.(a)	217,140	10,279,007
Hyundai Mobis Co. Ltd.	540,196	98,530,487
Hyundai Motor Co.	1,235,975	232,693,821
Hyundai Rotem Co. Ltd.	687,605	17,314,424
Hyundai Steel Co.(a)	824,583	22,292,770
Hyundai Wia Corp.(a)	176,976	8,008,241
Il Dong Pharmaceutical Co. Ltd.(a)	158,724	1,874,896
Iljin Hysolus Co. Ltd.(a)(c)	127,678	2,257,634
Industrial Bank of Korea(a)	2,171,766	22,855,557
Innocean Worldwide Inc.	208,722	3,437,435
Innox Advanced Materials Co. Ltd.(c)	156,819	3,738,533
Intellian Technologies Inc.(a)(c)	99,553	4,099,404
INTOPS Co. Ltd.(c)	116,548	2,543,107
IS Dongseo Co. Ltd.	171,085	3,562,632
ISC Co. Ltd.(c)	104,187	5,650,451
i-SENS Inc.	104,969	1,808,823
ISU Specialty Chemical, NVS(a)	39,707	9,783,551
IsuPetasys Co. Ltd.	412,183	9,511,615
JB Financial Group Co. Ltd.	1,232,736	12,183,771
Jeisys Medical Inc.(a)	527,614	3,126,842
Jeju Air Co. Ltd.(a)	411,273	3,438,017
Jeju Semiconductor Corp.(a)	99,700	2,029,040
Jusung Engineering Co. Ltd.(c)	333,105	9,216,628
JW Pharmaceutical Corp.	166,188	4,115,918
JYP Entertainment Corp.(a)	267,095	14,803,649
Kakao Corp.	2,800,624	112,411,418
Kakao Games Corp.(a)	332,472	5,872,861
KakaoBank Corp.(c)	1,529,291	32,771,646
Kakaopay Corp.(a)(c)	241,223	7,995,124
Kangwon Land Inc.(a)	614,544	8,029,262
KB Financial Group Inc.	3,439,627	164,050,237
KCC Corp.	45,557	9,094,600
KCC Glass Corp.	118,075	3,639,966
KEPCO Engineering & Construction Co. Inc.(a)	149,729	7,983,365
KEPCO Plant Service & Engineering Co. Ltd.(a)	252,573	7,063,248
KG Dongbusteel	262,847	1,482,344
KG Mobility Co.(a)(c)	474,687	2,942,205
Kia Corp.(a)	2,347,365	219,825,841
KIWOOM Securities Co. Ltd.(a)	119,516	11,297,313
KMW Co. Ltd.(a)(c)	279,335	2,985,074
Koh Young Technology Inc.(c)	570,347	8,245,463
Kolmar BNH Co. Ltd.(a)(c)	136,823	1,587,493
Kolmar Korea Co. Ltd.(a)(c)	181,188	6,464,911
Kolon Industries Inc.	191,155	5,575,212
Korea Aerospace Industries Ltd.(a)	673,556	25,988,865
Korea Electric Power Corp.(a)	2,258,703	42,058,359
Korea Gas Corp.(a)	197,257	4,298,721
Korea Investment Holdings Co. Ltd.(a)	322,491	17,223,956
Korea Line Corp.(a)	1,803,878	2,783,846
Korea Petrochemical Ind Co. Ltd.(c)	37,899	4,059,966
Korea Zinc Co. Ltd.	74,579	25,074,362
Korean Air Lines Co. Ltd.	1,676,629	28,965,956
Korean Reinsurance Co.(a)	1,390,089	8,404,395
Krafton Inc.(a)	254,997	43,582,902
KT Corp.	388,291	11,389,621
KT&G Corp.(c)	907,412	63,377,923
Kum Yang Co. Ltd.(a)(c)	305,490	22,164,433

Security	Shares	Value

South Korea (continued)
Kumho Petrochemical Co. Ltd.(a)	147,695	$16,402,556
Kumho Tire Co. Inc.(a)(c)	1,339,342	6,347,112
Kyung Dong Navien Co. Ltd.	102,716	4,095,945
L&C Bio Co. Ltd.(c)	231,796	4,144,337
L&F Co. Ltd.(a)(c)	233,080	29,774,300
Lake Materials Co. Ltd.(a)	358,605	5,638,478
LEENO Industrial Inc.	83,485	13,079,474
LegoChem Biosciences Inc.(a)(c)	247,865	9,895,201
LG Chem Ltd.	441,065	150,648,433
LG Corp.	821,930	57,854,826
LG Display Co. Ltd.(a)(c)	2,000,303	17,072,107
LG Electronics Inc.	943,751	67,466,610
LG Energy Solution Ltd.(a)(c)	420,292	127,016,512
LG H&H Co. Ltd.	81,096	19,477,907
LG Innotek Co. Ltd.	126,071	19,158,660
LG Uplus Corp.	1,291,870	10,019,709
LIG Nex1 Co. Ltd.	113,306	12,204,133
Lotte Chemical Corp.	164,725	15,146,299
Lotte Chilsung Beverage Co. Ltd.	45,798	4,320,664
Lotte Corp.	132,853	3,013,037
Lotte Energy Materials Corp.	225,496	5,910,945
Lotte Fine Chemical Co. Ltd.	177,133	6,324,207
LOTTE REIT Co. Ltd.	1,788,287	4,204,494
Lotte Rental Co. Ltd.	111,219	2,256,278
Lotte Shopping Co. Ltd.	108,454	6,326,294
Lotte Tour Development Co. Ltd.(a)(c)	449,299	3,054,778
Lotte Wellfood Co. Ltd.(c)	29,595	2,917,863
LS Corp.	161,583	10,684,027
LS Electric Co. Ltd.	149,101	7,189,491
Lunit Inc.(a)	172,533	7,915,803
LX Holdings Corp.(c)	615,968	3,202,908
LX International Corp.	298,509	6,162,089
LX Semicon Co. Ltd.	110,750	6,275,471
Mcnex Co. Ltd.	147,794	2,826,346
Medytox Inc.	49,279	5,863,324
MegaStudyEdu Co. Ltd.(c)	103,737	4,843,332
Meritz Financial Group Inc.	929,101	57,988,902
Mezzion Pharma Co. Ltd.(a)(c)	206,322	6,263,380
Mirae Asset Securities Co. Ltd.(a)	1,979,897	13,435,874
MNTech Co. Ltd.(a)(c)	260,481	4,391,640
Myoung Shin Industrial Co. Ltd.(a)(c)	385,158	4,665,447
Naturecell Co. Ltd.(a)(c)	559,140	2,928,397
NAVER Corp.	1,165,057	171,066,572
NCSoft Corp.	125,545	18,310,933
Neowiz Games Corp.(c)	132,670	2,209,156
Netmarble Corp.(a)(b)	237,853	11,044,527
Nexen Tire Corp.(a)	370,470	2,589,061
Nexon Games Co. Ltd.(a)(c)	296,389	3,104,222
NEXTIN Inc.(a)(c)	44,244	2,540,219
NH Investment & Securities Co. Ltd.(a)	922,289	8,143,522
NHN Corp.	198,391	3,959,456
NICE Holdings Co. Ltd.(a)	271,641	2,619,308
NICE Information Service Co. Ltd.(a)	399,641	3,216,599
NKMax Co. Ltd.(a)(c)	821,636	1,003,261
NongShim Co. Ltd.(c)	30,450	7,952,280
OCI Co. Ltd.	55,181	3,507,965
OCI Holdings Co. Ltd.	118,920	8,405,325
Orion Corp./Republic of Korea	207,137	14,447,054
Orion Holdings Corp.	279,897	3,006,428
Oscotec Inc.(a)(c)	310,994	5,189,750
Ottogi Corp.	18,591	5,602,871
Pan Ocean Co. Ltd.	2,300,324	8,422,335

28	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Paradise Co. Ltd.(c)	503,906	$4,795,515
Park Systems Corp.(c)	66,446	8,624,598
Partron Co. Ltd.	580,062	3,428,799
Pearl Abyss Corp.(a)	247,941	5,667,576
People & Technology Inc.(a)(c)	186,685	5,678,516
Peptron Inc.(a)	151,368	2,620,094
PharmaResearch Co. Ltd.(c)	80,109	5,665,193
PI Advanced Materials Co. Ltd.(a)(c)	177,681	2,811,554
Poongsan Corp.	279,146	9,053,419
Posco DX Co. Ltd.(a)(c)	492,132	20,082,483
POSCO Future M Co. Ltd.(a)(c)	281,667	67,325,870
POSCO Holdings Inc.	647,386	210,396,418
Posco International Corp.(a)	481,424	20,420,384
Posco M-Tech Co. Ltd.(a)(c)	162,770	2,998,847
PSK Inc.	243,242	4,650,528
Rainbow Robotics(a)(c)	83,721	10,179,066
S&S Tech Corp.(c)	192,730	6,390,505
S-1 Corp.	161,252	7,028,076
Sam Chun Dang Pharm Co. Ltd.(a)(c)	143,375	7,708,889
Sam-A Aluminum Co. Ltd.	46,680	3,478,413
Sambu Engineering & Construction Co. Ltd.(a)	1,688,999	3,063,182
Samsung Biologics Co. Ltd.(a)(b)	159,224	92,647,487
Samsung C&T Corp.	726,542	85,538,608
Samsung Electro-Mechanics Co. Ltd.	483,764	50,979,542
Samsung Electronics Co. Ltd.	42,958,333	2,370,993,918
Samsung Engineering Co. Ltd.(a)	1,432,031	26,485,629
Samsung Fire & Marine Insurance Co. Ltd.(a)	277,206	62,038,421
Samsung Heavy Industries Co. Ltd.(a)	5,987,215	35,594,308
Samsung Life Insurance Co. Ltd.	712,886	51,891,629
Samsung SDI Co. Ltd.(c)	491,342	139,585,904
Samsung SDS Co. Ltd.	306,725	36,896,152
Samsung Securities Co. Ltd.	471,161	14,725,190
Samyang Foods Co. Ltd.	46,123	5,920,192
Samyang Holdings Corp.	46,866	2,566,173
SD Biosensor Inc.(a)(c)	341,758	3,221,497
Sebang Global Battery Co. Ltd.	80,763	4,831,665
Seegene Inc.	349,664	6,539,456
Seobu T&D(c)	684,082	3,848,056
Seojin System Co. Ltd.(a)(c)	327,434	5,040,866
Seoul Semiconductor Co. Ltd.(a)(c)	500,426	3,748,444
SFA Engineering Corp.(c)	259,629	4,872,697
SFA Semicon Co. Ltd.(a)(c)	946,766	4,270,268
Shin Poong Pharmaceutical Co. Ltd.(a)(c)	321,774	2,910,807
Shinhan Financial Group Co. Ltd.	3,878,794	126,796,146
Shinsegae Inc.	53,386	7,013,103
Shinsegae International Inc.(c)	157,537	1,954,633
Shinsung Delta Tech Co. Ltd.	135,276	12,495,455
Shinyoung Securities Co. Ltd.	7,976	395,925
SIMMTECH Co. Ltd.(a)(c)	246,891	5,301,438
SK Biopharmaceuticals Co. Ltd.(a)(c)	277,301	20,209,372
SK Bioscience Co. Ltd.(a)(c)	222,811	10,296,723
SK Chemicals Co. Ltd.	114,417	5,842,835
SK D&D Co. Ltd.(d)	100,101	1,856,785
SK Discovery Co. Ltd.	122,075	4,012,558
SK Gas Ltd.	39,381	4,687,510
SK Hynix Inc.	4,903,303	578,023,084
SK IE Technology Co. Ltd.(a)(b)	223,092	12,305,192
SK Inc.	298,021	42,987,938
SK Innovation Co. Ltd.(a)	541,894	47,810,190
SK Networks Co. Ltd.(a)	1,561,199	7,688,658
SK oceanplant Co. Ltd.(a)(c)	439,141	4,292,438
SK REITs Co. Ltd.	566,314	1,653,456

Security	Shares	Value

South Korea (continued)
SK Square Co. Ltd.(a)(c)	895,344	$46,981,085
SK Telecom Co. Ltd.	370,573	14,668,853
SKC Co. Ltd.(a)	161,498	10,062,486
SL Corp.(c)	175,464	4,460,049
SM Entertainment Co. Ltd.	105,008	6,180,247
SNT Motiv Co. Ltd.	98,945	3,305,304
S-Oil Corp.	387,252	22,247,441
SOLUM Co. Ltd.(a)	423,920	9,240,685
Solus Advanced Materials Co. Ltd.	370,606	3,374,592
Soulbrain Co. Ltd.(c)	47,450	9,726,663
SPG Co. Ltd.	152,780	3,324,153
Ssangyong C&E Co. Ltd.	1,436,803	7,531,455
ST Pharm Co. Ltd.(c)	115,640	5,519,486
STCUBE(a)(c)	468,220	2,216,243
Studio Dragon Corp.(a)(c)	124,720	4,243,824
Sungeel Hitech Co. Ltd.(a)(c)	39,399	2,907,787
Sungwoo Hitech Co. Ltd.(c)	502,205	3,714,670
Synopex Inc.(a)	693,930	4,601,533
Taihan Electric Wire Co. Ltd.(a)(c)	612,351	4,319,298
TCC Steel(a)	154,814	7,904,081
Tera Resource Co. Ltd.(a)(d)	49,111	—
TKG Huchems Co. Ltd.	288,395	4,344,382
Tokai Carbon Korea Co. Ltd.(c)	55,096	3,922,695
Tongyang Life Insurance Co. Ltd.(a)	633,193	2,771,241
Unid Co. Ltd.	36,691	2,146,888
Vaxcell-Bio Therapeutics Co. Ltd.(a)	175,375	2,527,623
Voronoi Inc.(a)	56,108	1,883,400
VT Co. Ltd.(a)	181,279	2,267,274
Webzen Inc.	156,475	1,961,060
Wemade Co. Ltd.(a)	187,036	6,562,377
Won Tech Co. Ltd.(a)	314,279	2,003,061
Wonik Holdings Co. Ltd.(a)	1	3
WONIK IPS Co. Ltd.(a)(c)	308,476	7,621,411
Wonik QnC Corp.(a)(c)	209,056	4,418,850
Woori Financial Group Inc.	5,418,958	60,718,692
W-Scope Chungju Plant Co. Ltd.(a)	108,444	3,677,890
Wysiwyg Studious Co. Ltd.(a)(c)	1,273,355	2,640,388
YG Entertainment Inc.(c)	130,216	4,008,042
Youlchon Chemical Co. Ltd.	142,900	4,456,104
Youngone Corp.(a)	216,907	7,162,755
Youngone Holdings Co. Ltd.	69,775	4,784,648
Yuanta Securities Korea Co. Ltd.(a)	1,125,123	2,269,675
Yuhan Corp.	505,124	25,620,845
Yunsung F&C Co. Ltd.	25,391	1,757,469

		8,963,177,452

Taiwan — 17.5%
Ability Opto-Electronics Technology Co. Ltd.(c)	533,000	4,783,237
AcBel Polytech Inc.(c)	4,987,565	6,729,257
Accton Technology Corp.	4,618,000	75,995,818
Acer Inc.(c)	26,348,872	37,683,383
Acter Group Corp. Ltd.	639,000	3,943,690
Actron Technology Corp.(c)	837,548	4,464,492
ADATA Technology Co. Ltd.(c)	2,956,845	9,354,077
Adimmune Corp.(a)(c)	3,467,000	3,230,542
Advanced Ceramic X Corp.(c)	444,000	3,176,904
Advanced Energy Solution Holding Co. Ltd.(c)	294,000	6,639,426
Advanced Wireless Semiconductor Co.(a)(c)	1,536,000	6,866,178
Advantech Co. Ltd.(c)	3,932,584	48,535,801
AIC Inc.(c)	174,000	2,356,952
Airoha Technology Corp., NVS	272,000	5,954,666
Airtac International Group(c)	1,259,292	48,247,557
Alchip Technologies Ltd.(c)	666,000	87,367,510

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Alexander Marine Co. Ltd.(c)	278,000	$3,188,773
Allied Supreme Corp.(c)	447,000	5,739,727
Allis Electric Co. Ltd.	450,000	1,423,623
Amazing Microelectronic Corp.(c)	888,448	3,279,206
Ambassador Hotel (The)	1,021,000	1,556,880
Andes Technology Corp.(c)	418,000	6,572,888
AP Memory Technology Corp.(c)	891,000	12,841,576
Apex International Co. Ltd.(c)	1,327,000	1,928,512
Arcadyan Technology Corp.(c)	1,855,391	10,821,929
Ardentec Corp.(c)	4,835,546	10,860,107
ASE Technology Holding Co. Ltd.	28,081,222	123,968,520
Asia Cement Corp.(c)	19,033,050	24,363,444
Asia Optical Co. Inc.(c)	2,929,000	6,222,514
Asia Vital Components Co. Ltd.(c)	2,998,884	50,588,050
ASMedia Technology Inc.(c)	252,000	18,809,544
ASPEED Technology Inc.(c)	283,800	24,580,759
ASROCK Inc.	556,000	4,467,002
Asustek Computer Inc.	6,375,000	91,855,190
AUO Corp.	58,805,400	32,614,770
AURAS Technology Co. Ltd.(c)	520,000	8,787,529
Bank of Kaohsiung Co. Ltd.(a)(c)	29,244,396	10,501,635
BES Engineering Corp.(c)	21,216,000	8,192,570
Bizlink Holding Inc.(c)	1,132,726	8,702,228
Bora Pharmaceuticals Co. Ltd.(c)	514,099	10,880,660
Brighton-Best International Taiwan Inc.(c)	5,087,000	5,461,712
Capital Securities Corp.	24,993,050	13,255,254
Career Technology MFG. Co. Ltd.(c)	5,287,124	3,489,692
Catcher Technology Co. Ltd.	5,316,000	33,121,947
Cathay Financial Holding Co. Ltd.	82,118,951	117,170,300
Cathay Real Estate Development Co. Ltd.	8,825,900	5,166,635
Center Laboratories Inc.(c)	4,976,770	7,499,764
Century Iron & Steel Industrial Co. Ltd.(c)	1,686,000	13,732,892
Chailease Holding Co. Ltd.(c)	13,474,776	74,500,019
Chang Hwa Commercial Bank Ltd.	45,708,508	25,754,696
Channel Well Technology Co. Ltd.(c)	2,034,000	5,284,261
Charoen Pokphand Enterprise	3,079,700	9,466,892
Chenbro Micom Co. Ltd.(c)	493,000	4,140,909
Cheng Loong Corp.(c)	9,377,000	8,602,432
Cheng Shin Rubber Industry Co. Ltd.	15,386,650	22,871,702
Cheng Uei Precision Industry Co. Ltd.	4,101,000	5,899,702
Chicony Electronics Co. Ltd.(c)	4,871,787	28,920,412
Chicony Power Technology Co. Ltd.	1,534,000	8,238,323
Chief Telecom Inc.	370,300	4,247,671
China Airlines Ltd.(c)	26,925,000	17,051,657
China Bills Finance Corp.(c)	16,643,000	7,686,769
China Development Financial Holding Corp.(a)(c)	141,660,649	56,309,354
China General Plastics Corp.(c)	4,140,386	2,666,091
China Man-Made Fiber Corp.(a)(c)	18,761,574	4,586,998
China Metal Products	5,057,146	6,191,338
China Motor Corp.	2,647,800	10,520,270
China Petrochemical Development Corp.(a)(c)	32,508,490	9,677,220
China Steel Chemical Corp.(c)	1,663,000	5,892,017
China Steel Corp.(c)	105,024,529	81,792,407
Chin-Poon Industrial Co. Ltd.	3,925,000	6,502,003
Chipbond Technology Corp.(c)	3,417,000	7,676,250
ChipMOS Technologies Inc.	4,791,000	6,687,587
Chlitina Holding Ltd.	557,000	3,356,855
Chong Hong Construction Co. Ltd.	1,923,122	4,752,060
Chroma ATE Inc.	3,394,000	25,053,434
Chung Hung Steel Corp.(c)	9,599,000	7,041,050

Security	Shares	Value

Taiwan (continued)
Chung-Hsin Electric & Machinery Manufacturing Corp.(c)	3,721,000	$20,177,910
Chunghwa Precision Test Tech Co. Ltd.(c)	223,000	3,895,055
Chunghwa Telecom Co. Ltd.(c)	32,871,000	125,227,320
Cleanaway Co. Ltd.(c)	1,299,000	7,335,801
Clevo Co.(c)	5,063,175	6,425,261
Compal Electronics Inc.	37,203,000	42,960,751
Compeq Manufacturing Co. Ltd.(c)	7,326,000	17,656,547
Continental Holdings Corp.(c)	6,228,600	5,281,229
Coretronic Corp.(c)	2,123,200	4,775,786
Co-Tech Development Corp.(c)	2,616,000	4,902,504
CSBC Corp. Taiwan(a)(c)	8,810,541	5,124,939
CTBC Financial Holding Co. Ltd.	157,299,599	146,432,244
CTCI Corp.(c)	6,198,000	8,425,497
Cub Elecparts Inc.(c)	889,797	3,620,687
CyberPower Systems Inc.(c)	330,000	2,168,495
Darfon Electronics Corp.(c)	3,189,000	5,372,244
Delta Electronics Inc.	17,504,000	163,113,732
Dynamic Holding Co. Ltd.(c)	2,038,000	4,839,681
E Ink Holdings Inc.(c)	7,805,000	60,764,110
E.Sun Financial Holding Co. Ltd.(c)	123,211,926	98,503,389
Eclat Textile Co. Ltd.	1,617,683	27,649,045
EirGenix Inc.(a)(c)	1,954,000	5,860,238
Elan Microelectronics Corp.	2,248,100	11,809,797
Elite Material Co. Ltd.(c)	2,452,000	38,484,038
Elite Semiconductor Microelectronics Technology Inc.(c)	2,571,000	7,615,052
eMemory Technology Inc.	578,000	49,628,371
Ennoconn Corp.	884,219	8,368,622
ENNOSTAR Inc.(a)(c)	5,117,185	6,949,435
Episil Technologies Inc.(c)	2,621,036	4,999,446
Episil-Precision Inc.(c)	1,170,077	2,007,473
Eternal Materials Co. Ltd.(c)	7,972,369	8,113,256
Etron Technology Inc.(c)	2,555,916	4,354,057
Eva Airways Corp.(c)	23,609,326	23,503,325
Evergreen International Storage & Transport Corp.(c)	5,221,000	5,517,970
Evergreen Marine Corp. Taiwan Ltd.(c)	9,162,979	48,002,192
Evergreen Steel Corp.	745,000	2,545,437
Everlight Chemical Industrial Corp.(c)	6,445,781	4,386,562
Everlight Electronics Co. Ltd.	4,006,000	6,337,374
Far Eastern Department Stores Ltd.(c)	10,890,167	8,389,755
Far Eastern International Bank	36,548,441	14,279,784
Far Eastern New Century Corp.(c)	25,231,916	26,025,641
Far EasTone Telecommunications Co. Ltd.	13,383,000	33,342,387
Faraday Technology Corp.(c)	2,041,000	25,057,896
Farglory Land Development Co. Ltd.(c)	2,908,782	5,171,871
Feng Hsin Steel Co. Ltd.(c)	4,816,000	10,390,901
Feng TAY Enterprise Co. Ltd.(c)	4,322,833	22,613,704
First Financial Holding Co. Ltd.	97,610,526	83,718,188
Fitipower Integrated Technology Inc.(c)	918,504	7,024,965
FLEXium Interconnect Inc.(c)	2,122,616	5,800,309
FocalTech Systems Co. Ltd.(c)	1,881,000	5,808,855
Formosa Chemicals & Fibre Corp.(c)	29,996,210	54,326,594
Formosa International Hotels Corp.(a)(c)	810,000	5,346,879
Formosa Petrochemical Corp.(c)	9,186,000	21,602,709
Formosa Plastics Corp.(c)	32,814,800	74,472,694
Formosa Sumco Technology Corp.(c)	773,000	3,830,084
Formosa Taffeta Co. Ltd.(c)	8,502,000	6,349,534
Fortune Electric Co. Ltd.(c)	1,122,000	19,136,328
Foxconn Technology Co. Ltd.(c)	6,624,424	10,420,932
Foxsemicon Integrated Technology Inc.	780,000	5,925,539

30	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Fubon Financial Holding Co. Ltd.	68,423,289	$147,310,403
Fulgent Sun International Holding Co. Ltd.(c)	1,481,221	5,885,175
Fusheng Precision Co. Ltd.(c)	1,204,000	8,579,644
General Interface Solution Holding Ltd.(c)	2,407,000	4,434,942
Genius Electronic Optical Co. Ltd.(c)	683,287	9,166,098
Getac Holdings Corp.(c)	4,123,000	15,598,308
Giant Manufacturing Co. Ltd.(c)	2,886,575	18,654,531
Gigabyte Technology Co. Ltd.(c)	4,653,000	50,893,062
Global Brands Manufacture Ltd.	972,000	2,008,483
Global Mixed Mode Technology Inc.(c)	798,000	6,557,771
Global PMX Co. Ltd.(c)	524,000	1,899,710
Global Unichip Corp.(c)	797,000	40,168,739
Globalwafers Co. Ltd.(c)	1,831,000	32,339,758
Gloria Material Technology Corp.(c)	4,965,000	7,388,117
Gold Circuit Electronics Ltd.(c)	3,061,800	24,928,965
Goldsun Building Materials Co. Ltd.(c)	11,755,425	12,276,767
Gourmet Master Co. Ltd.(c)	1,129,471	3,163,238
Grand Pacific Petrochemical(c)	11,756,292	5,264,596
Grand Process Technology Corp.	209,000	5,448,236
Grape King Bio Ltd.	1,411,000	6,924,506
Great Tree Pharmacy Co. Ltd.(c)	816,996	7,914,742
Great Wall Enterprise Co. Ltd.	5,977,412	11,048,744
Greatek Electronics Inc.	3,557,000	6,733,441
Gudeng Precision Industrial Co. Ltd.(c)	685,797	9,761,951
Hannstar Board Corp.(c)	2,392,000	4,285,927
HannStar Display Corp.(a)(c)	22,222,640	7,988,955
Highwealth Construction Corp.(c)	7,459,030	9,368,855
Hiwin Technologies Corp.(c)	2,436,498	18,513,676
Holtek Semiconductor Inc.(c)	1,872,000	3,552,890
Holy Stone Enterprise Co. Ltd.(c)	1,518,846	4,657,816
Hon Hai Precision Industry Co. Ltd.	111,415,928	363,268,924
Hota Industrial Manufacturing Co. Ltd.(c)	2,553,261	4,556,391
Hotai Finance Co. Ltd.	2,414,200	9,245,988
Hotai Motor Co. Ltd.	2,863,560	60,814,238
Hsin Kuang Steel Co. Ltd.	3,124,000	6,598,521
HTC Corp.(a)(c)	6,138,000	9,484,422
Hu Lane Associate Inc.	828,000	4,389,742
Hua Nan Financial Holdings Co. Ltd.	79,208,650	55,162,042
Huaku Development Co. Ltd.	3,431,000	10,725,549
Ibase Technology Inc.(c)	449,000	1,241,455
IBF Financial Holdings Co. Ltd.(a)(c)	21,767,076	8,469,725
Innodisk Corp.(c)	1,013,661	9,802,725
Innolux Corp.	76,400,974	36,658,219
International CSRC Investment Holdings Co.(c)	9,325,685	5,372,912
International Games System Co. Ltd.	1,085,000	29,263,371
Inventec Corp.(c)	24,526,000	42,720,448
ITE Technology Inc.(c)	1,873,000	9,782,206
ITEQ Corp.	1,932,604	5,455,714
Jentech Precision Industrial Co. Ltd.(c)	748,670	21,799,788
Jinan Acetate Chemical Co. Ltd.(c)	406,480	12,464,405
Johnson Health Tech Co. Ltd.(c)	1,222,000	2,565,667
Kaori Heat Treatment Co. Ltd.(c)	785,000	6,909,989
Kenda Rubber Industrial Co. Ltd.(c)	6,279,913	6,010,666
Kenmec Mechanical Engineering Co. Ltd.(c)	1,112,000	2,999,392
Kindom Development Co. Ltd.	4,265,300	5,329,138
King Slide Works Co. Ltd.(c)	531,000	22,813,882
King Yuan Electronics Co. Ltd.(c)	10,296,000	28,992,831
King’s Town Bank Co. Ltd.	7,212,000	10,187,311
Kinik Co.(c)	1,268,000	10,358,240
Kinpo Electronics(c)	13,051,000	6,360,573
Kinsus Interconnect Technology Corp.(c)	2,314,000	7,084,470
L&K Engineering Co. Ltd.(c)	1,351,000	7,205,956

Security	Shares	Value

Taiwan (continued)
LandMark Optoelectronics Corp.(c)	775,900	$3,650,064
Largan Precision Co. Ltd.	887,000	72,795,552
Lien Hwa Industrial Holdings Corp.(c)	9,715,421	20,144,588
Lite-On Technology Corp.	18,374,238	63,752,293
Longchen Paper & Packaging Co. Ltd.(c)	8,622,863	3,806,408
Lotes Co. Ltd.(c)	721,849	23,419,892
Lotus Pharmaceutical Co. Ltd.(c)	1,088,000	9,979,038
LuxNet Corp.(c)	919,957	4,544,349
M31 Technology Corp.	244,401	13,960,699
Macronix International Co. Ltd.(c)	14,314,554	12,898,133
Makalot Industrial Co. Ltd.	1,930,510	22,721,426
Marketech International Corp.	1,291,000	6,495,539
MediaTek Inc.	13,653,572	492,707,077
Medigen Vaccine Biologics Corp.(a)(c)	2,386,607	4,620,774
Mega Financial Holding Co. Ltd.(c)	101,918,180	124,863,982
Mercuries Life Insurance Co. Ltd.(a)(c)	32,242,333	5,049,570
Merida Industry Co. Ltd.(c)	1,703,850	11,258,992
Merry Electronics Co. Ltd.	1,953,751	7,299,630
Microbio Co. Ltd.(c)	4,123,572	6,065,991
Micro-Star International Co. Ltd.	6,303,000	38,143,078
Mitac Holdings Corp.(c)	8,403,053	11,252,623
momo.com Inc.	26,000	366,303
MPI Corp.(c)	586,000	5,992,806
Nan Kang Rubber Tire Co. Ltd.(a)(c)	5,367,000	6,684,004
Nan Pao Resins Chemical Co. Ltd.(c)	562,000	5,353,578
Nan Ya Plastics Corp.(c)	41,562,440	78,596,517
Nan Ya Printed Circuit Board Corp.(c)	1,884,000	12,622,571
Nantex Industry Co. Ltd.	2,612,000	2,921,835
Nanya Technology Corp.(c)	10,529,000	22,416,244
Nien Made Enterprise Co. Ltd.	1,299,000	15,206,390
North-Star International Co. Ltd., NVS	276,000	469,710
Novatek Microelectronics Corp.(c)	5,212,000	99,201,817
Nuvoton Technology Corp.(c)	2,128,000	8,693,362
OBI Pharma Inc.(a)(c)	1,636,339	3,467,143
Oneness Biotech Co. Ltd.(c)	2,609,450	14,582,691
Orient Semiconductor Electronics Ltd.(c)	3,865,000	8,867,340
Oriental Union Chemical Corp.(c)	7,983,000	4,856,333
Pan Jit International Inc.(c)	3,293,200	6,507,516
Pan-International Industrial Corp.(c)	5,155,366	5,357,272
Parade Technologies Ltd.(c)	682,000	21,938,060
Pegatron Corp.	16,725,000	45,287,258
Pegavision Corp.(c)	377,166	4,778,421
PharmaEngine Inc.(c)	930,000	3,045,129
PharmaEssentia Corp.(a)(c)	2,189,000	22,749,063
Pharmally International Holding Co. Ltd.(d)	597,543	—
Phihong Technology Co. Ltd.(a)(c)	3,459,266	6,717,350
Phison Electronics Corp.(c)	1,406,000	27,966,170
Pixart Imaging Inc.	1,446,000	7,833,113
Polaris Group/Tw(a)(c)	2,865,000	6,405,898
Pou Chen Corp.(c)	17,276,000	16,689,995
Powerchip Semiconductor Manufacturing Corp.(c)	25,849,000	22,596,484
Powertech Technology Inc.	5,010,000	24,756,484
Poya International Co. Ltd.	490,577	7,628,154
President Chain Store Corp.	4,771,000	40,677,886
President Securities Corp.(c)	8,688,603	5,636,889
Primax Electronics Ltd.	4,334,000	9,986,049
Prince Housing & Development Corp.(c)	11,327,995	3,675,620
Qisda Corp.(c)	13,675,000	19,964,119
Quanta Computer Inc.(c)	24,396,000	179,269,836
Quanta Storage Inc.(c)	1,841,000	4,512,776
Radiant Opto-Electronics Corp.(c)	3,174,000	14,822,033

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Raydium Semiconductor Corp.	595,000	$8,426,714
Realtek Semiconductor Corp.	4,328,110	78,005,702
RichWave Technology Corp.(a)(c)	901,226	6,437,687
Ritek Corp.(a)	1	—
Ruentex Development Co. Ltd.	13,726,812	15,796,561
Ruentex Industries Ltd.(c)	5,607,788	10,511,510
Sanyang Motor Co. Ltd.(c)	5,048,000	11,940,608
ScinoPharm Taiwan Ltd.(c)	2,966,027	2,381,955
SDI Corp.(c)	1,351,000	4,428,046
Sensortek Technology Corp.(c)	281,000	4,172,145
Sercomm Corp.	2,602,000	11,165,010
Shanghai Commercial & Savings Bank Ltd. (The)	34,326,542	48,873,907
Shihlin Electric & Engineering Corp.(c)	1,875,000	11,107,756
Shin Kong Financial Holding Co. Ltd.(a)(c)	116,976,255	30,710,346
Shin Zu Shing Co. Ltd.(c)	1,627,904	8,707,356
Shinfox Energy Co. Ltd.(c)	514,000	2,483,671
Shinkong Synthetic Fibers Corp.(c)	14,017,000	6,768,140
Shiny Chemical Industrial Co. Ltd.(c)	876,750	4,246,472
Sigurd Microelectronics Corp.(c)	5,842,700	13,016,173
Silergy Corp.(c)	2,839,000	37,460,887
Silicon Integrated Systems Corp.(c)	4,642,000	6,338,325
Simplo Technology Co. Ltd.	1,262,400	17,041,954
Sinbon Electronics Co. Ltd.	1,943,809	15,896,285
Sino-American Silicon Products Inc.(c)	4,503,000	26,460,080
SinoPac Financial Holdings Co. Ltd.	98,902,579	62,934,165
Sinyi Realty Inc.	5,008,704	4,666,393
Sitronix Technology Corp.	1,134,000	10,416,506
Soft-World International Corp.(c)	917,000	3,883,795
Solar Applied Materials Technology Corp.(c)	5,710,710	7,993,063
Sporton International Inc.	906,252	6,748,993
St. Shine Optical Co. Ltd.	451,000	2,853,678
Standard Foods Corp.(c)	4,900,096	5,844,407
Sunny Friend Environmental Technology Co. Ltd.(c)	727,507	2,429,738
Sunonwealth Electric Machine Industry Co. Ltd.(c)	1,587,000	6,384,773
Sunplus Technology Co. Ltd.(c)	5,393,000	5,653,285
Supreme Electronics Co. Ltd.	5,482,009	10,828,841
Synmosa Biopharma Corp.(c)	3,134,899	3,867,858
Synnex Technology International Corp.	11,856,250	29,208,345
Systex Corp.(c)	1,944,000	6,954,685
T3EX Global Holdings Corp.(c)	1,270,000	3,700,375
TA Chen Stainless Pipe(c)	15,476,412	17,587,553
Ta Ya Electric Wire & Cable(c)	8,095,958	9,610,709
Taichung Commercial Bank Co. Ltd.	30,150,453	15,885,780
TaiDoc Technology Corp.	702,000	3,529,526
Taigen Biopharmaceuticals Holdings Ltd.(a)(c)	4,032,000	1,929,429
TaiMed Biologics Inc.(a)(c)	1,854,000	6,488,320
Tainan Spinning Co. Ltd.(c)	11,307,894	5,529,389
Taishin Financial Holding Co. Ltd.(c)	102,945,880	56,686,940
Taiwan Business Bank	57,461,152	25,459,009
Taiwan Cement Corp.(c)	55,227,182	56,147,600
Taiwan Cogeneration Corp.(c)	6,532,199	10,254,710
Taiwan Cooperative Financial Holding Co. Ltd.(c)	93,686,032	76,976,074
Taiwan Fertilizer Co. Ltd.(c)	6,372,000	13,431,694
Taiwan Glass Industry Corp.(a)(c)	11,261,053	6,504,026
Taiwan High Speed Rail Corp.(c)	15,881,000	15,175,960
Taiwan Hon Chuan Enterprise Co. Ltd.(c)	2,680,674	12,336,059
Taiwan Mask Corp.(c)	2,306,000	5,081,457
Taiwan Mobile Co. Ltd.	14,133,000	44,290,644

Security	Shares	Value

Taiwan (continued)
Taiwan Paiho Ltd.(c)	2,874,000	$5,267,060
Taiwan Secom Co. Ltd.(c)	3,121,185	11,702,658
Taiwan Semiconductor Co. Ltd.(c)	2,305,000	5,839,389
Taiwan Semiconductor Manufacturing Co. Ltd.	221,643,000	4,857,198,905
Taiwan Shin Kong Security Co. Ltd.	6,375,577	8,078,010
Taiwan Surface Mounting Technology Corp.	2,511,000	7,801,660
Taiwan TEA Corp.(a)(c)	7,997,000	5,259,055
Taiwan Union Technology Corp.(c)	2,311,000	11,450,648
Taiwan-Asia Semiconductor Corp.(c)	3,673,000	4,884,175
Tatung Co. Ltd.(a)(c)	14,270,000	23,455,568
TCI Co. Ltd.(c)	973,444	4,952,252
Teco Electric and Machinery Co. Ltd.(c)	11,234,000	17,505,099
Test Research Inc.	1,903,400	4,395,400
Thinking Electronic Industrial Co. Ltd.(c)	880,000	4,737,326
Ton Yi Industrial Corp.(c)	12,601,000	6,181,237
Tong Hsing Electronic Industries Ltd.(c)	1,668,600	7,998,891
Tong Yang Industry Co. Ltd.	3,922,400	12,273,497
Topco Scientific Co. Ltd.	1,452,342	8,939,332
TPK Holding Co. Ltd.	3,494,000	3,868,539
Transcend Information Inc.	3,266,000	8,269,366
Tripod Technology Corp.	4,010,000	26,438,221
TSEC Corp.(c)	5,005,756	4,413,206
TSRC Corp.(c)	6,364,900	4,594,877
TTY Biopharm Co. Ltd.	2,498,124	6,401,495
Tung Ho Steel Enterprise Corp.	5,328,560	13,026,702
Tung Thih Electronic Co. Ltd.(c)	745,000	3,132,336
TXC Corp.	3,063,000	9,680,686
U-Ming Marine Transport Corp.(c)	4,771,000	8,392,021
Unimicron Technology Corp.(c)	12,442,000	70,694,599
Union Bank of Taiwan(c)	14,191,260	6,376,207
Uni-President Enterprises Corp.	42,917,369	104,213,674
United Integrated Services Co. Ltd.(c)	1,370,400	12,720,801
United Microelectronics Corp.(c)	99,740,000	153,781,959
United Renewable Energy Co. Ltd.(c)	12,731,238	4,997,822
Universal Vision Biotechnology Co. Ltd.(c)	612,007	5,837,156
UPC Technology Corp.	9,556,365	4,432,513
UPI Semiconductor Corp.(a)(c)	440,000	4,377,294
USI Corp.	7,869,300	4,536,090
Vanguard International Semiconductor Corp.(c)	7,378,000	16,853,881
VIA Labs Inc.	314,000	2,661,764
Via Technologies Inc.(c)	1,661,000	6,934,854
Visco Vision Inc.(c)	364,000	2,996,177
VisEra Technologies Co. Ltd.(c)	1,054,000	10,242,066
Visual Photonics Epitaxy Co. Ltd.	1,721,000	8,900,254
Vivotek Inc.(c)	458,000	2,117,725
Voltronic Power Technology Corp.	574,493	29,196,375
Wafer Works Corp.(c)	5,252,839	6,620,140
Waffer Technology Corp.(c)	1,429,000	4,665,869
Wah Lee Industrial Corp.(c)	2,665,580	9,411,225
Walsin Lihwa Corp.(c)	26,264,570	30,763,837
Walsin Technology Corp.(c)	2,669,597	9,482,336
Wan Hai Lines Ltd.(c)	5,833,620	9,293,059
Win Semiconductors Corp.	2,680,427	12,897,194
Winbond Electronics Corp.(c)	27,643,087	24,439,462
WinWay Technology Co. Ltd.(c)	228,000	5,535,757
Wisdom Marine Lines Co. Ltd.(c)	4,968,000	9,643,443
Wistron Corp.(c)	23,578,004	86,337,133
Wistron NeWeb Corp.(c)	3,048,565	14,817,375
Wiwynn Corp.	795,000	58,693,116
Wowprime Corp.(c)	766,361	5,824,835
WPG Holdings Ltd.	13,591,200	39,905,192
WT Microelectronics Co. Ltd.(c)	5,070,206	27,537,823

32	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
XinTec Inc.(c)	1,708,000	$7,138,224
XPEC Entertainment Inc.(d)	31,000	—
Xxentria Technology Materials Corp.	2,553,500	5,818,976
Yageo Corp.(c)	2,969,824	52,471,941
Yang Ming Marine Transport Corp.	15,259,677	24,074,966
Yankey Engineering Co. Ltd.(c)	194,000	2,345,402
YFY Inc.(c)	10,547,000	10,095,945
Yieh Phui Enterprise Co. Ltd.(c)	11,518,077	5,555,839
Yuanta Financial Holding Co. Ltd.	87,881,291	76,370,778
Yulon Finance Corp.(c)	2,264,002	11,871,486
Yulon Motor Co. Ltd.(c)	5,461,276	12,239,328
YungShin Global Holding Corp.	3,650,650	5,432,902
Zhen Ding Technology Holding Ltd.(c)	5,320,950	16,933,796
ZillTek Technology Corp.(c)	132,000	1,972,423
Zyxel Group Corp.(c)	1,274,000	1,816,233

		13,103,524,911

Thailand — 1.8%
Advanced Info Service PCL, NVDR	10,714,100	60,109,811
Airports of Thailand PCL, NVDR(c)	37,905,200	67,173,707
Amata Corp. PCL, NVDR	13,308,630	8,354,171
AP Thailand PCL, NVDR	29,406,290	8,616,049
Asset World Corp. PCL, NVDR(c)	66,955,600	7,193,763
B Grimm Power PCL, NVDR(c)	9,409,700	6,760,566
Bangchak Corp. PCL, NVDR	11,172,300	12,940,301
Bangkok Airways PCL, NVDR(c)	15,695,300	6,961,204
Bangkok Chain Hospital PCL, NVDR	16,389,150	9,642,021
Bangkok Commercial Asset Management PCL, NVDR	17,580,500	4,122,556
Bangkok Dusit Medical Services PCL, NVDR	95,508,000	75,877,270
Bangkok Expressway & Metro PCL, NVDR	69,419,885	15,604,642
Bangkok Land PCL, NVDR(a)	183,366,000	3,476,617
Banpu PCL, NVDR(c)	69,427,200	10,835,885
BCPG PCL, NVDR	18,263,025	3,950,969
Berli Jucker PCL, NVDR	495,400	334,844
Betagro PCL, NVS(c)	7,446,300	4,612,548
BTS Group Holdings PCL, NVDR(c)	76,755,600	11,030,562
Bumrungrad Hospital PCL, NVDR	5,385,900	33,604,503
Carabao Group PCL, NVDR	3,527,900	6,845,187
Central Pattana PCL, NVDR	18,215,700	32,884,508
Central Plaza Hotel PCL, NVDR(a)(c)	5,477,200	6,571,742
Central Retail Corp. PCL, NVDR	17,703,817	17,184,868
CH Karnchang PCL, NVDR(c)	14,856,400	9,643,922
Charoen Pokphand Foods PCL, NVDR(c)	31,323,900	16,504,505
Chularat Hospital PCL, NVDR(c)	87,950,600	7,217,678
CK Power PCL, NVDR(c)	30,214,400	3,321,309
Com7 PCL, NVDR(c)	9,896,500	5,730,785
CP ALL PCL, NVDR	52,873,900	84,781,205
CP Axtra PCL, NVDR(c)	14,680,600	13,632,279
Delta Electronics Thailand PCL, NVDR(c)	28,495,900	56,727,211
Dohome PCL, NVDR(c)	8,885,900	2,978,212
Dynasty Ceramic PCL, NVDR(c)	79,452,320	4,120,488
Eastern Polymer Group PCL, NVDR(c)	15,702,700	3,116,965
Electricity Generating PCL, NVDR(c)	2,256,700	7,395,132
Energy Absolute PCL, NVDR(c)	15,757,900	15,509,558
GFPT PCL, NVDR(c)	10,255,700	3,400,202
Global Power Synergy PCL, NVDR(c)	6,634,000	9,435,193
Gulf Energy Development PCL, NVDR	28,495,844	34,212,002
Gunkul Engineering PCL, NVDR(c)	53,727,841	4,105,674
Hana Microelectronics PCL, NVDR	5,339,200	5,532,326
Home Product Center PCL, NVDR(c)	58,247,775	18,192,470
Indorama Ventures PCL, NVDR(c)	14,322,800	9,308,073
Intouch Holdings PCL, NVDR	9,060,025	17,120,565

Security	Shares	Value

Thailand (continued)
IRPC PCL, NVDR(c)	106,709,100	$5,801,821
Jasmine International PCL, NVDR	73,641,800	4,198,720
Jaymart Group Holdings PCL, NVDR(c)	7,242,600	2,850,150
JMT Network Services PCL, NVDR(c)	6,456,100	4,030,242
Kasikornbank PCL, NVDR	5,058,100	17,357,457
KCE Electronics PCL, NVDR(c)	6,773,000	7,170,125
Khon Kaen Sugar Industry PCL, NVDR(c)	26,009,886	1,798,537
Kiatnakin Phatra Bank PCL, NVDR(c)	4,603,400	6,613,612
Krung Thai Bank PCL, NVDR(c)	30,741,200	13,796,861
Krungthai Card PCL, NVDR(c)	8,242,300	9,828,818
Land & Houses PCL, NVDR(c)	63,396,800	13,422,526
Major Cineplex Group PCL, NVDR(c)	10,632,700	4,120,857
MBK PCL, NVDR(c)	11,934,800	5,501,002
Mega Lifesciences PCL, NVDR	5,041,000	5,848,373
Minor International PCL, NVDR	31,433,060	27,833,129
Muangthai Capital PCL, NVDR(c)	7,514,800	9,616,997
Ngern Tid Lor PCL, NVDR	11,637,100	7,310,398
Origin Property PCL, NVDR(c)	17,620,800	3,736,241
Osotspa PCL, NVDR(c)	12,506,200	7,094,020
Plan B Media PCL, NVDR	30,253,488	7,393,068
Precious Shipping PCL, NVDR(c)	10,813,600	2,679,252
Prima Marine PCL, NVDR(c)	20,268,600	3,703,573
PSG Corp. PCL, NVS(a)	90,427,100	1,843,084
PTG Energy PCL, NVDR(c)	12,347,400	3,136,944
PTT Exploration & Production PCL, NVDR	11,755,801	49,366,617
PTT Global Chemical PCL, NVDR(c)	19,346,100	20,475,776
PTT Oil & Retail Business PCL, NVDR(c)	24,823,800	12,523,048
PTT PCL, NVDR	90,194,600	86,088,866
Quality Houses PCL, NVDR(c)	110,750,417	6,670,038
Ratch Group PCL, NVDR(c)	8,052,300	6,508,504
Ratchthani Leasing PCL, NVDR	39,728,947	2,284,081
Regional Container Lines PCL, NVDR(c)	6,279,400	3,899,012
RS PCL, NVDR	8,704,090	3,449,436
Sansiri PCL, NVDR(c)	139,617,400	7,168,969
Sappe PCL(c)	1,716,200	4,137,522
SCB X PCL, NVDR(c)	7,325,600	23,009,163
SCG Packaging PCL, NVDR(c)	11,233,000	8,771,172
Siam Cement PCL (The), NVDR	6,919,500	51,899,907
Siamgas & Petrochemicals PCL, NVDR(c)	12,291,700	2,895,995
Sino-Thai Engineering & Construction PCL, NVDR(c)	13,631,328	3,838,298
SISB PCL(c)	3,557,500	4,125,701
Sri Trang Agro-Industry PCL, NVDR(c)	10,182,060	5,479,328
Sri Trang Gloves Thailand PCL, NVDR(c)	10,887,200	2,606,645
Srisawad Corp. PCL, NVDR	6,959,949	7,400,718
Supalai PCL, NVDR(c)	16,134,000	9,446,576
Super Energy Corp. PCL, NVDR(a)	146,740,200	1,391,096
Thai Oil PCL, NVDR	9,471,100	14,786,844
Thai Union Group PCL, NVDR	25,904,500	10,410,008
Thai Vegetable Oil PCL, NVDR(c)	8,121,110	4,755,146
Thanachart Capital PCL, NVDR(c)	4,786,000	6,638,882
Thonburi Healthcare Group PCL, NVDR(c)	3,708,800	4,498,335
Tisco Financial Group PCL, NVDR	3,141,700	8,803,593
TMBThanachart Bank PCL, NVDR	134,764,900	6,922,242
TPI Polene PCL, NVDR	80,091,000	3,104,043
True Corp. PCL, NVDR(a)	98,674,456	19,434,752
TTW PCL, NVDR(c)	27,610,200	7,237,755
WHA Corp. PCL, NVDR(c)	97,793,200	12,546,983

		1,345,934,906

Turkey — 1.0%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	3,216,380	1,380,001
Akbank TAS	28,635,455	38,123,760

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Akcansa Cimento A/S	88,741	$446,099
Akfen Yenilenebilir Enerji A/S, NVS	3,064,920	2,677,137
Aksa Akrilik Kimya Sanayii AS	1,697,204	5,782,063
Alarko Holding A/S(c)	2,277,402	9,653,581
Alfa Solar Enerji Sanayi VE Ticaret A/S, NVS	815,118	2,763,908
Anadolu Anonim Turk Sigorta Sirketi(a)	1,629,287	3,573,513
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,345,778	11,694,527
Aselsan Elektronik Sanayi Ve Ticaret AS	13,276,975	25,478,732
Baticim Bati Anadolu Cimento Sanayii A/S(a)	562,824	2,057,944
BIM Birlesik Magazalar AS	4,273,964	53,044,525
Bosch Fren Sistemleri Sanayi ve Ticaret A/S, NVS	41,163	1,693,625
Can2 Termik AS(a)	2,792,913	1,615,931
Cimsa Cimento Sanayi VE Ticaret AS	3,355,246	3,760,102
Coca-Cola Icecek A/S	342,600	7,097,392
CW Enerji Muhendislik Ticaret VE Sanayi A/S, NVS	278,760	2,760,243
Dogan Sirketler Grubu Holding AS	16,475,922	7,148,192
Dogus Otomotiv Servis ve Ticaret AS	551,604	4,720,112
EGE Endustri VE Ticaret AS	10,399	5,768,369
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	29,398,798	10,448,639
Enerjisa Enerji AS(b)(c)	4,332,161	8,655,583
Enerya Enerji A/S, NVS	368,309	1,745,345
Eregli Demir ve Celik Fabrikalari TAS(a)	13,519,281	19,695,681
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S, NVS	594,693	3,315,116
Ford Otomotiv Sanayi AS	692,409	22,547,106
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(a)	1,329,866	3,300,021
Gubre Fabrikalari TAS(a)	301,197	1,934,589
Haci Omer Sabanci Holding AS	8,872,299	22,584,499
Hektas Ticaret TAS(a)	10,356,132	6,323,683
Is Gayrimenkul Yatirim Ortakligi AS(a)	6,507,060	3,606,526
Is Yatirim Menkul Degerler AS	4,828,347	5,737,728
Izdemir Enerji Elektrik Uretim A/S, NVS	944,696	961,892
Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S, NVS	872,496	2,193,298
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A(c)	695,710	501,208
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D	9,116,112	7,836,061
Kayseri Seker Fabrikasi A/S, NVS	1,083,358	1,238,361
KOC Holding AS	7,197,498	38,762,761
Kontrolmatik Enerji Ve Muhendislik AS, NVS	816,979	7,507,580
Konya Cimento Sanayii A/S(a)	6,077	1,921,011
Koza Altin Isletmeleri AS	9,391,131	6,875,568
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	2,631,254	4,295,316
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	2,163,642	9,830,485
MIA Teknoloji A/S, NVS	2,225,595	5,579,754
Migros Ticaret AS	1,089,671	17,209,555
MLP Saglik Hizmetleri AS(a)(b)	1,179,098	6,455,846
Nuh Cimento Sanayi AS	370,458	3,902,492
ODAS Elektrik Uretim ve Sanayi Ticaret AS(a)	11,233,412	3,624,449
Otokar Otomotiv Ve Savunma Sanayi AS(a)	213,803	3,458,756
Oyak Cimento Fabrikalari AS(a)	2,086,701	4,740,452
Pegasus Hava Tasimaciligi AS(a)	472,590	12,974,630
Peker Gayrimenkul Yatirim Ortakligi A/S(a)	2,473,120	2,605,243
Petkim Petrokimya Holding AS(a)	12,751,528	9,867,511
Sasa Polyester Sanayi AS(a)	11,420,178	14,465,595
SDT Uzay VE Savunma Teknolojileri A/S, NVS	118,208	1,456,226
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	1,527,708	3,181,961

Security	Shares	Value

Turkey (continued)
Sok Marketler Ticaret AS	3,606,572	$7,735,709
TAB Gida Sanayi Ve Ticaret A/S, NVS	485,092	2,140,329
TAV Havalimanlari Holding AS(a)(c)	2,667,029	14,901,512
Tekfen Holding AS	2,899,292	4,361,262
Tofas Turk Otomobil Fabrikasi AS	1,105,905	9,456,127
Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,113,597	1,331,991
Turk Hava Yollari AO(a)	5,077,914	45,809,592
Turkcell Iletisim Hizmetleri AS	11,510,000	24,673,631
Turkiye Is Bankasi AS, Class C	81,288,392	28,826,660
Turkiye Petrol Rafinerileri AS	8,795,127	45,564,624
Turkiye Sigorta A/S	1,853,320	2,978,937
Turkiye Sinai Kalkinma Bankasi AS(a)	16,975,371	4,494,225
Turkiye Sise ve Cam Fabrikalari AS	13,276,425	21,732,179
Ulker Biskuvi Sanayi AS(a)	2,348,316	7,985,244
Vestel Elektronik Sanayi ve Ticaret AS(a)(c)	1,280,252	3,404,413
Yapi ve Kredi Bankasi AS	30,939,239	22,832,710
YEO Teknoloji Enerji VE Endustri A/S, NVS	311,805	2,424,035
Zorlu Enerji Elektrik Uretim AS(a)	20,463,285	3,695,401

		726,928,864

United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	27,572,252	64,333,628
Abu Dhabi Islamic Bank PJSC	13,614,186	41,662,275
Abu Dhabi National Oil Co. for Distribution PJSC	29,458,910	28,071,764
Agthia Group PJSC	3,295,002	4,725,175
Air Arabia PJSC	25,263,877	19,687,397
Ajman Bank PJSC(a)	12,305,475	6,030,536
AL Yah Satellite Communications Co-PJSC-Yah Sat	13,184,704	8,076,773
Aldar Properties PJSC	36,562,960	55,049,257
Amanat Holdings PJSC	25,230,853	7,006,758
Americana Restaurants International PLC	21,594,418	20,166,039
Aramex PJSC	6,142,288	4,063,698
Dana Gas PJSC	45,490,708	7,827,530
Dubai Financial Market PJSC	16,324,625	5,879,723
Dubai Investments PJSC	22,876,214	14,574,209
Dubai Islamic Bank PJSC	26,763,694	46,926,364
Emaar Properties PJSC	60,839,549	134,501,460
Emirates Central Cooling Systems Corp.	18,145,805	8,102,240
Emirates NBD Bank PJSC	17,678,313	88,079,916
Emirates Telecommunications Group Co. PJSC	31,656,919	156,002,732
First Abu Dhabi Bank PJSC	40,306,919	149,738,961
Gulf Navigation Holding PJSC(a)	3,387,106	5,711,945
Multiply Group PJSC(a)	35,863,118	22,179,575
National Central Cooling Co. PJSC	2,764,406	2,623,004
RAK Properties PJSC(a)	7,415,952	2,685,366
Taaleem Holdings PJSC, NVS	3,311,815	3,336,205

		907,042,530

Total Common Stocks — 97.4% (Cost: $66,677,260,566)		72,792,053,836

Preferred Stocks

Brazil — 1.5%
Alpargatas SA, Preference Shares, NVS	2,348,086	4,803,773
Azul SA, Preference Shares, NVS	2,687,944	6,537,234
Banco ABC Brasil SA
Preference Shares, NVS	1,896,464	9,007,164
Preference Shares, NVS	62,963	278,648
Banco Bradesco SA, Preference Shares, NVS	47,334,250	130,925,939

34	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	2,884,353	$8,952,861
Banco Pan SA, Preference Shares, NVS	3,667,382	6,462,607
Bradespar SA, Preference Shares, NVS	2,239,327	9,549,945
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	2,334,159	22,495,938
Cia. de Saneamento do Parana, Preference Shares, NVS	1,793,854	1,901,714
Cia. Energetica de Minas Gerais, Preference Shares, NVS	12,477,768	30,045,439
Cia. Ferro Ligas da Bahia - FERBASA, Preference Shares, NVS	2,097,848	4,072,385
Companhia Paranaense de Energia, Preference Shares, NVS	6,793,113	13,965,846
Gerdau SA, Preference Shares, NVS	10,373,703	44,866,250
Itau Unibanco Holding SA, Preference Shares, NVS	43,009,811	293,647,882
Itausa SA, Preference Shares, NVS	48,959,891	101,443,720
Marcopolo SA, Preference Shares, NVS	7,260,176	12,822,986
Metalurgica Gerdau SA, Preference Shares, NVS	6,395,413	13,006,704
Petroleo Brasileiro SA, Preference Shares, NVS	42,228,986	340,985,194
Randon SA Implementos e Participacoes, Preference Shares, NVS	2,959,588	6,554,900
Unipar Carbocloro SA, Class B, Preference Shares, NVS	547,992	7,294,287
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	5,442,585	12,119,936

		1,081,741,352

Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	4,807,792	12,133,198
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,298,612	64,401,541

		76,534,739

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	4,148,344	33,905,446

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(d)	58,972,077	6,445

South Korea — 0.6%
Hyundai Motor Co.
Preference Shares, NVS	205,860	24,697,560
Series 2, Preference Shares, NVS	319,411	38,635,164
LG Chem Ltd., Preference Shares, NVS	73,170	16,542,162
Samsung Electronics Co. Ltd., Preference Shares, NVS	7,387,499	353,762,610

		433,637,496

Total Preferred Stocks — 2.2% (Cost: $1,318,391,230)		1,625,825,478

Security	Shares	Value

Rights

China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(a)	535,426	$1

India — 0.0%
South Indian Bank Ltd. (The), (Expires 03/27/24, Strike Price IDR 22)(a)	1,645,077	203,272

South Korea — 0.0%
Foosung Co. Ltd., (Expires 04/18/24, Strike Price KRW 6870)(a)	81,272	89,719
LG Display Co. Ltd., (Expires 03/14/24, Strike Price KRW 10070)(a)	635,883	625,568
Taihan Electric Wire Co. Ltd., (Expires 03/12/24)(a)	306,948	378,038

		1,093,325

Total Rights — 0.0% (Cost: $—)		1,296,598

Total Long-Term Investments — 99.6% (Cost: $67,995,651,796)		74,419,175,912

Short-Term Securities

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(g)(h)(i)	2,995,710,990	2,997,208,846
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(g)(h)	187,320,000	187,320,000

Total Short-Term Securities — 4.2% (Cost: $3,182,975,557)		3,184,528,846

Total Investments — 103.8% (Cost: $71,178,627,353)		77,603,704,758

Liabilities in Excess of Other Assets — (3.8)%		(2,860,024,171)

Net Assets — 100.0%		$74,743,680,587

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,853,021, representing less than 0.05% of its net assets as of period end, and an original cost of $6,224,140.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: In-stitutional, SL Agency Shares	$3,362,199,335	$—		$(365,557,563	)(a)	$216,172	$350,902	$2,997,208,846	2,995,710,990	$36,274,865	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	74,110,000	113,210,000	(a)	—		—	—	187,320,000	187,320,000	6,528,718		—

						$216,172	$350,902	$3,184,528,846		$42,803,583		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	5,093	03/15/24	$258,928	$1,411,196

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,411,196	$—	$—	$—	$1,411,196

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(2,847,626)	$—	$—	$—	$(2,847,626)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$4,068,433	$—	$—	$—	$4,068,433

36	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Core MSCI Emerging Markets ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$203,299,140

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$11,924,725,692	$60,858,910,709	$8,417,435	$72,792,053,836
Preferred Stocks	1,127,779,996	498,039,037	6,445	1,625,825,478
Rights	—	1,296,598	—	1,296,598
Short-Term Securities
Money Market Funds	3,184,528,846	—	—	3,184,528,846

	$16,237,034,534	$61,358,246,344	$8,423,880	$77,603,704,758

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,411,196	$—	$—	$1,411,196

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI BIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 8.0%
Ambev SA	94,358	$238,785
Atacadao SA	14,555	35,399
B3 SA - Brasil Bolsa Balcao	118,941	306,977
Banco Bradesco SA	28,085	69,491
Banco BTG Pactual SA	23,758	173,916
Banco do Brasil SA	17,466	203,292
Banco Santander Brasil SA	6,191	35,618
BB Seguridade Participacoes SA	13,981	93,767
Caixa Seguridade Participacoes S/A	6,232	18,015
CCR SA	21,648	60,009
Centrais Eletricas Brasileiras SA	24,851	217,461
Cia. de Saneamento Basico do Estado de Sao Paulo	6,806	108,379
Cia. Siderurgica Nacional SA	13,899	47,028
Cosan SA	25,912	88,613
CPFL Energia SA	4,633	32,983
Energisa SA	5,216	53,345
Eneva SA(a)	17,630	45,502
Engie Brasil Energia SA	4,180	35,333
Equatorial Energia SA	19,661	135,184
Hapvida Participacoes e Investimentos SA(a)(b)	102,213	75,460
Hypera SA	7,667	50,711
JBS SA	13,489	62,573
Klabin SA	14,678	66,642
Localiza Rent a Car SA	18,605	198,359
Localiza Rent a Car SA, NVS(a)	66	672
Lojas Renner SA	20,008	63,593
Magazine Luiza SA(a)	65,436	28,038
Magazine Luiza SA, NVS	6,268	2,686
Natura & Co. Holding SA(a)	18,245	59,861
Petroleo Brasileiro SA	76,014	630,302
PRIO SA	16,564	145,644
Raia Drogasil SA	25,787	138,192
Rede D’Or Sao Luiz SA(b)	11,839	60,301
Rumo SA	27,552	125,924
Sendas Distribuidora SA	28,044	80,108
Suzano SA	16,400	185,902
Telefonica Brasil SA	7,011	76,836
TIM SA/Brazil	16,739	61,183
TOTVS SA	10,742	66,318
Ultrapar Participacoes SA	15,285	90,275
Vale SA	69,044	930,429
Vibra Energia SA	23,587	122,701
WEG SA	34,358	253,585

		5,575,392

China — 51.8%
360 Security Technology Inc., Class A(a)	9,331	11,344
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,100	11,043
AAC Technologies Holdings Inc.	20,500	50,966
Advanced Micro-Fabrication Equipment Inc., Class A	867	17,686
AECC Aviation Power Co. Ltd., Class A	4,100	19,574
Agricultural Bank of China Ltd., Class A	98,400	57,159
Agricultural Bank of China Ltd., Class H	574,000	235,481
Aier Eye Hospital Group Co. Ltd., Class A	12,612	25,571
Air China Ltd., Class A(a)	32,800	33,970
Akeso Inc.(a)(b)(c)	12,000	71,957
Alibaba Group Holding Ltd.	327,920	3,014,791
Alibaba Health Information Technology Ltd.(a)(c)	116,000	50,687
Aluminum Corp. of China Ltd., Class A	16,400	13,715
Aluminum Corp. of China Ltd., Class H	82,000	40,860

Security	Shares	Value

China (continued)
Anhui Conch Cement Co. Ltd., Class A	4,100	$13,610
Anhui Conch Cement Co. Ltd., Class H	20,500	44,608
Anhui Gujing Distillery Co. Ltd., Class A	600	18,186
Anhui Jianghuai Automobile Group Corp. Ltd.(a)	4,100	8,807
ANTA Sports Products Ltd.	25,840	251,915
Autohome Inc., ADR	1,517	39,427
AVIC Industry-Finance Holdings Co. Ltd., Class A	16,499	7,589
AviChina Industry & Technology Co. Ltd., Class H	70,000	28,722
BAIC BluePark New Energy Technology Co. Ltd.	8,200	6,770
Baidu Inc.(a)	45,106	570,744
Bank of Beijing Co. Ltd., Class A	28,790	20,695
Bank of Changsha Co. Ltd., Class A	8,200	8,864
Bank of Chengdu Co. Ltd., Class A	4,100	7,517
Bank of China Ltd., Class A	46,200	28,628
Bank of China Ltd., Class H	1,599,000	627,290
Bank of Communications Co. Ltd., Class A	53,300	46,317
Bank of Communications Co. Ltd., Class H	164,200	107,575
Bank of Hangzhou Co. Ltd., Class A	8,299	12,752
Bank of Jiangsu Co. Ltd., Class A	24,660	26,219
Bank of Nanjing Co. Ltd., Class A	12,300	14,923
Bank of Ningbo Co. Ltd., Class A	9,110	28,080
Bank of Shanghai Co. Ltd., Class A	28,790	26,084
Baoshan Iron & Steel Co. Ltd., Class A	24,600	22,731
BeiGene Ltd.(a)	14,086	181,354
Beijing Dabeinong Technology Group Co. Ltd., Class A	12,300	8,978
Beijing Enlight Media Co. Ltd., Class A	4,100	5,148
Beijing Enterprises Holdings Ltd.	8,500	31,975
Beijing Enterprises Water Group Ltd.	82,000	19,236
Beijing Kingsoft Office Software Inc., Class A	578	21,743
Beijing New Building Materials PLC, Class A	3,100	12,070
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	4,100	9,826
Beijing Tiantan Biological Products Corp. Ltd., Class A	4,100	16,101
Beijing Tongrentang Co. Ltd., Class A	4,100	25,323
Beijing Yanjing Brewery Co. Ltd., Class A	12,300	14,952
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	57,400	40,219
Bilibili Inc.(a)(c)	4,245	41,165
BOC Aviation Ltd.(b)	4,100	30,181
BOC International China Co. Ltd., Class A	4,100	6,213
BOE Technology Group Co. Ltd., Class A	45,100	24,949
Bosideng International Holdings Ltd.	82,000	41,244
Brilliance China Automotive Holdings Ltd.	52,000	30,269
BYD Co. Ltd., Class A	2,700	71,314
BYD Co. Ltd., Class H	20,500	504,916
BYD Electronic International Co. Ltd.	20,500	77,405
C&D International Investment Group Ltd.	13,000	21,137
Caitong Securities Co. Ltd., Class A	12,520	13,854
Cambricon Technologies Corp. Ltd.(a)	1,000	23,405
CGN Power Co. Ltd.	24,600	13,177
CGN Power Co. Ltd., Class H(b)	205,000	62,255
Changchun High & New Technology Industry Group Inc., Class A	710	12,677
Changjiang Securities Co. Ltd., Class A	16,400	12,512
Chaozhou Three-Circle Group Co. Ltd., Class A	4,100	14,427
China Baoan Group Co. Ltd., Class A	8,200	13,528
China Cinda Asset Management Co. Ltd., Class H	123,000	11,778
China CITIC Bank Corp. Ltd., Class H	164,000	87,197
China Coal Energy Co. Ltd., Class H	41,000	44,154
China Communications Services Corp. Ltd., Class H	82,800	35,172
China Construction Bank Corp., Class A	8,200	7,957
China Construction Bank Corp., Class H	1,927,370	1,195,270

38	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI BIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China CSSC Holdings Ltd., Class A	7,100	$34,991
China Eastern Airlines Corp. Ltd., Class A(a)	32,921	17,379
China Energy Engineering Corp. Ltd.	20,500	6,194
China Everbright Bank Co. Ltd., Class A	65,600	29,284
China Everbright Bank Co. Ltd., Class H	41,000	12,819
China Feihe Ltd.(b)	84,000	41,781
China Galaxy Securities Co. Ltd., Class A	8,200	13,825
China Galaxy Securities Co. Ltd., Class H	82,000	43,086
China Gas Holdings Ltd.	58,600	53,630
China Greatwall Technology Group Co. Ltd., Class A	6,000	8,636
China Hongqiao Group Ltd.	41,000	31,729
China International Capital Corp. Ltd., Class A	4,100	19,880
China International Capital Corp. Ltd., Class H(b)	32,800	41,117
China Jushi Co. Ltd., Class A	6,473	8,986
China Life Insurance Co. Ltd., Class A	4,193	17,599
China Life Insurance Co. Ltd., Class H	164,000	201,029
China Literature Ltd.(a)(b)	8,200	25,139
China Longyuan Power Group Corp. Ltd., Class H	82,000	57,786
China Medical System Holdings Ltd.	41,000	67,399
China Mengniu Dairy Co. Ltd.	66,000	165,023
China Merchants Bank Co. Ltd., Class A	22,900	101,409
China Merchants Bank Co. Ltd., Class H	82,456	318,859
China Merchants Energy Shipping Co. Ltd., Class A	12,300	12,289
China Merchants Port Holdings Co. Ltd.	28,000	34,755
China Merchants Securities Co. Ltd., Class A	14,550	28,468
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	9,381	12,240
China Minsheng Banking Corp. Ltd., Class A	41,000	22,971
China Minsheng Banking Corp. Ltd., Class H	123,000	43,289
China National Building Material Co. Ltd., Class H	82,000	30,841
China National Chemical Engineering Co. Ltd., Class A	9,200	8,904
China National Nuclear Power Co. Ltd., Class A	20,500	24,678
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	4,100	10,723
China Oilfield Services Ltd., Class H	44,000	38,720
China Overseas Land & Investment Ltd.	82,300	121,542
China Pacific Insurance Group Co. Ltd., Class A	10,100	35,765
China Pacific Insurance Group Co. Ltd., Class H	49,200	93,325
China Petroleum & Chemical Corp., Class A	38,700	33,489
China Petroleum & Chemical Corp., Class H	492,600	271,400
China Power International Development Ltd.	123,000	49,684
China Railway Group Ltd., Class A	24,600	21,640
China Railway Group Ltd., Class H	82,000	39,941
China Renewable Energy Investment Ltd.(d)	7,709	—
China Resources Beer Holdings Co. Ltd.	32,000	137,887
China Resources Gas Group Ltd.	20,500	61,863
China Resources Land Ltd.	64,444	196,835
China Resources Microelectronics Ltd.	1,600	9,497
China Resources Mixc Lifestyle Services Ltd.(b)	16,400	49,427
China Resources Pharmaceutical Group Ltd.(b)	41,000	27,730
China Resources Power Holdings Co. Ltd.	46,200	99,453
China Ruyi Holdings Ltd.(a)(c)	164,000	32,192
China Shenhua Energy Co. Ltd., Class A	9,500	50,755
China Shenhua Energy Co. Ltd., Class H	62,000	238,557
China Southern Airlines Co. Ltd., Class A(a)	20,500	16,809
China State Construction Engineering Corp. Ltd., Class A	49,200	36,462
China State Construction International Holdings Ltd.	40,000	44,572
China Taiping Insurance Holdings Co. Ltd.	24,640	21,408
China Three Gorges Renewables Group Co. Ltd., Class A	49,200	31,521
China Tourism Group Duty Free Corp. Ltd., Class A	4,000	48,168

Security	Shares	Value

China (continued)
China Tower Corp. Ltd., Class H(b)	820,000	$99,391
China United Network Communications Ltd., Class A	45,000	29,943
China Vanke Co. Ltd., Class A	12,338	17,142
China Vanke Co. Ltd., Class H	41,001	31,611
China Yangtze Power Co. Ltd., Class A	28,756	99,958
China Zheshang Bank Co. Ltd., Class A	33,540	12,927
Chongqing Changan Automobile Co. Ltd., Class A	11,152	23,004
Chongqing Zhifei Biological Products Co. Ltd., Class A	2,150	15,942
Chow Tai Fook Jewellery Group Ltd.	41,000	61,093
CITIC Ltd.	123,000	123,734
CITIC Securities Co. Ltd., Class A	12,475	36,808
CITIC Securities Co. Ltd., Class H	41,050	75,879
CMOC Group Ltd., Class A	20,500	17,449
CMOC Group Ltd., Class H	69,000	42,567
CNPC Capital Co. Ltd., NVS	12,300	10,561
Contemporary Amperex Technology Co. Ltd., Class A	5,240	118,515
COSCO Shipping Energy Transportation Co. Ltd., Class A	16,400	31,279
COSCO Shipping Holdings Co. Ltd., Class A	16,570	24,143
COSCO Shipping Holdings Co. Ltd., Class H	61,849	66,583
Country Garden Holdings Co. Ltd.(a)(c)	252,046	20,482
Country Garden Services Holdings Co. Ltd.(c)	43,000	32,731
CRRC Corp. Ltd., Class A	37,000	32,742
CRRC Corp. Ltd., Class H	73,000	37,584
CSC Financial Co. Ltd., Class A	6,900	22,253
CSPC Innovation Pharmaceutical Co. Ltd.	2,957	13,934
CSPC Pharmaceutical Group Ltd.	168,160	130,971
Daqin Railway Co. Ltd., Class A	28,700	29,710
Dongfang Electric Corp. Ltd., Class A	4,100	9,302
Dongxing Securities Co. Ltd., Class A	8,299	9,764
East Buy Holding Ltd.(a)(b)(c)	8,500	26,201
East Money Information Co. Ltd., Class A	16,488	32,028
Eastroc Beverage Group Co. Ltd.	700	17,367
ENN Energy Holdings Ltd.	17,100	138,849
ENN Natural Gas Co. Ltd., Class A	4,100	10,647
Eve Energy Co. Ltd., Class A	3,800	20,163
Everbright Securities Co. Ltd., Class A	6,197	14,520
Everdisplay Optronics Shanghai Co. Ltd.(a)	16,400	5,439
Fangda Carbon New Material Co. Ltd., Class A(a)	20,540	14,023
Far East Horizon Ltd.	41,000	32,938
First Capital Securities Co. Ltd., Class A	12,700	10,083
Flat Glass Group Co. Ltd., Class A	4,100	12,391
Focus Media Information Technology Co. Ltd., Class A	22,439	19,564
Foshan Haitian Flavouring & Food Co. Ltd., Class A	5,741	32,266
Fosun International Ltd.	41,000	23,654
Founder Securities Co. Ltd., Class A	7,800	8,246
Foxconn Industrial Internet Co. Ltd., Class A	16,400	42,528
Fujian Sunner Development Co. Ltd., Class A	4,100	9,246
Fuyao Glass Industry Group Co. Ltd., Class H(b)	16,400	82,204
Ganfeng Lithium Group Co. Ltd., Class A	4,100	22,736
Ganfeng Lithium Group Co. Ltd., Class H(b)	8,200	27,165
GCL Technology Holdings Ltd.	451,000	62,734
GD Power Development Co. Ltd., Class A	27,300	17,729
Geely Automobile Holdings Ltd.	123,000	133,857
GEM Co. Ltd., Class A	20,599	15,309
Genscript Biotech Corp.(a)(c)	26,000	52,563
GF Securities Co. Ltd., Class A	8,200	16,110
GF Securities Co. Ltd., Class H	16,400	17,609
Giant Biogene Holding Co. Ltd.(a)(b)	8,200	37,494
GigaDevice Semiconductor Inc., Class A	2,400	24,386
GoerTek Inc., Class A	4,100	9,474
Goldwind Science & Technology Co Ltd., Class A	9,653	10,226

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI BIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Great Wall Motor Co. Ltd.	4,100	$13,293
Great Wall Motor Co. Ltd., Class H	41,000	46,275
Gree Electric Appliances Inc. of Zhuhai, Class A	4,100	22,188
Greenland Holdings Corp. Ltd., Class A(a)	12,300	3,755
Guangdong Investment Ltd.	82,000	48,660
Guanghui Energy Co. Ltd., Class A	8,000	8,313
Guangzhou Automobile Group Co. Ltd., Class H	82,235	35,583
Guangzhou Baiyun International Airport Co. Ltd., Class A(a)	8,200	11,527
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	4,100	16,837
Guangzhou Tinci Materials Technology Co. Ltd., Class A	3,000	8,588
Guolian Securities Co. Ltd., Class A(a)	4,100	6,241
Guosen Securities Co. Ltd., Class A	8,200	9,798
Guotai Junan Securities Co. Ltd., Class A	2,600	5,439
Guoyuan Securities Co. Ltd., Class A	12,320	11,911
H World Group Ltd., ADR	4,100	149,896
Haidilao International Holding Ltd.(b)	32,000	58,194
Haier Smart Home Co. Ltd., Class A	8,279	27,577
Haier Smart Home Co. Ltd., Class H	49,200	149,009
Hainan Airport Infrastructure Co. Ltd., NVS(a)	8,200	4,267
Haitian International Holdings Ltd.	16,000	40,513
Haitong Securities Co. Ltd., Class A	12,300	15,581
Haitong Securities Co. Ltd., Class H	49,200	24,422
Hangzhou First Applied Material Co. Ltd., Class A	3,100	11,951
Hangzhou Tigermed Consulting Co. Ltd., Class A	100	624
Hansoh Pharmaceutical Group Co. Ltd.(b)	24,000	42,302
Henan Shenhuo Coal & Power Co. Ltd.	4,100	10,514
Henan Shuanghui Investment & Development Co. Ltd., Class A	8,200	33,195
Hengan International Group Co. Ltd.	14,000	43,151
Hengli Petrochemical Co. Ltd., Class A(a)	8,200	14,486
Hengyi Petrochemical Co. Ltd., Class A(a)	4,130	3,958
Hesteel Co. Ltd., Class A	28,700	8,671
Hisense Visual Technology Co. Ltd.	4,100	14,735
Hithink RoyalFlush Information Network Co. Ltd., Class A	1,200	22,770
Huadian Power International Corp. Ltd., Class A	12,300	10,565
Huadong Medicine Co. Ltd., Class A	2,900	13,504
Hualan Biological Engineering Inc., Class A	1,950	5,329
Huaneng Power International Inc., Class A(a)	12,300	15,049
Huaneng Power International Inc., Class H(a)	82,000	45,991
Huatai Securities Co. Ltd., Class A	10,100	20,339
Huatai Securities Co. Ltd., Class H(b)	16,400	19,357
Huaxia Bank Co. Ltd., Class A	20,500	18,025
Huayu Automotive Systems Co. Ltd., Class A	4,199	10,160
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	4,100	21,051
Huizhou Desay Sv Automotive Co. Ltd., Class A	1,700	24,114
Hunan Valin Steel Co. Ltd., Class A	12,300	9,690
Hundsun Technologies Inc., Class A	3,100	10,483
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	8,200	30,781
Hygon Information Technology Co. Ltd., NVS	2,729	32,213
IEIT Systems Co. Ltd., Class A	1,983	10,289
Iflytek Co. Ltd., Class A	3,129	21,470
Industrial & Commercial Bank of China Ltd., Class A	73,800	54,538
Industrial & Commercial Bank of China Ltd., Class H	1,312,050	672,573
Industrial Bank Co. Ltd., Class A	24,600	56,749
Industrial Securities Co. Ltd., Class A	12,300	9,907
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	77,900	16,644
Inner Mongolia Dian Tou Energy Corp. Ltd.	4,100	9,439

Security	Shares	Value

China (continued)
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	32,800	$17,686
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,200	32,193
Inner Mongolia Yitai Coal Co. Ltd., Class B	24,600	49,413
Innovent Biologics Inc.(a)(b)	20,500	110,550
iQIYI Inc., ADR(a)	9,245	34,114
JA Solar Technology Co. Ltd., Class A	4,700	12,208
JCET Group Co. Ltd., Class A	2,400	8,711
JD Health International Inc.(a)(b)(c)	22,550	85,049
JD Logistics Inc.(a)(b)	36,900	36,435
JD.com Inc.	47,170	532,355
Jiangsu Eastern Shenghong Co. Ltd., Class A	8,200	11,936
Jiangsu Expressway Co. Ltd., Class H	38,000	39,033
Jiangsu Hengli Hydraulic Co. Ltd., Class A	2,700	21,258
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	8,368	49,384
Jiangsu King’s Luck Brewery JSC Ltd., Class A	2,200	16,336
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,900	26,512
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,100	7,435
Jiangxi Copper Co. Ltd., Class A	12,300	33,344
Jinduicheng Molybdenum Co. Ltd., Class A	4,100	5,732
Jinko Solar Co. Ltd.	8,200	10,055
Juneyao Airlines Co. Ltd., Class A(a)	4,100	7,584
Kanzhun Ltd., ADR	4,100	64,165
KE Holdings Inc., ADR	13,653	185,544
Kingboard Holdings Ltd.	20,500	40,210
Kingdee International Software Group Co. Ltd.(a)	53,000	56,990
Kingsoft Corp. Ltd.	16,600	46,125
Kuaishou Technology(a)(b)	49,200	277,828
Kunlun Energy Co. Ltd.	82,000	69,906
Kweichow Moutai Co. Ltd., Class A	1,600	375,342
LB Group Co. Ltd., Class A	5,300	13,791
Legend Biotech Corp., ADR(a)	1,312	85,490
Lenovo Group Ltd.	164,000	181,176
Lens Technology Co. Ltd., Class A	9,000	15,101
Lepu Medical Technology Beijing Co. Ltd., Class A	4,100	8,585
Li Auto Inc.(a)	23,318	532,162
Li Ning Co. Ltd.	53,500	132,365
Lingyi iTech Guangdong Co., Class A	11,600	8,830
Livzon Pharmaceutical Group Inc., Class A	4,100	21,898
Longfor Group Holdings Ltd.(b)	41,000	51,353
LONGi Green Energy Technology Co. Ltd., Class A	9,848	28,991
Luxshare Precision Industry Co. Ltd., Class A	8,702	33,299
Luzhou Laojiao Co. Ltd., Class A	1,600	38,797
Mango Excellent Media Co. Ltd., Class A	3,200	10,988
Maxscend Microelectronics Co. Ltd., Class A	1,400	20,875
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	8,453	6,522
Meituan, Class B(a)(b)	103,960	1,055,419
Metallurgical Corp. of China Ltd., Class A	32,800	15,137
Midea Group Co. Ltd., Class A	4,100	35,633
MINISO Group Holding Ltd.	9,020	41,457
Montage Technology Co. Ltd., Class A	3,600	26,104
Muyuan Foods Co. Ltd., Class A	8,678	46,233
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	4,145	8,239
NARI Technology Co. Ltd., Class A	13,088	42,059
NAURA Technology Group Co. Ltd., Class A	1,200	47,292
NetEase Inc.	39,275	853,154
New China Life Insurance Co. Ltd., Class A	4,100	18,617
New China Life Insurance Co. Ltd., Class H	12,300	23,629
New Hope Liuhe Co. Ltd., Class A(a)	12,300	15,091
New Oriental Education & Technology Group Inc.(a)	28,730	270,013

40	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI BIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Ninestar Corp., Class A	2,500	$8,129
Ningbo Sanxing Medical Electric Co. Ltd.	4,100	15,384
Ningbo Shanshan Co. Ltd.	4,100	6,507
Ningbo Tuopu Group Co. Ltd., Class A	3,500	28,428
Ningxia Baofeng Energy Group Co. Ltd., Class A	13,000	27,484
NIO Inc., ADR(a)(c)	28,413	163,375
Nongfu Spring Co. Ltd., Class H(b)	41,000	231,847
Offshore Oil Engineering Co. Ltd., Class A	4,124	3,537
Orient Overseas International Ltd.	2,500	38,713
Orient Securities Co. Ltd., Class A	12,688	15,489
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	20,500	9,054
PDD Holdings Inc., ADR(a)	12,095	1,506,311
People’s Insurance Co. Group of China Ltd. (The), Class A	12,300	8,941
People’s Insurance Co. Group of China Ltd. (The), Class H	164,000	54,629
Perfect World Co. Ltd., Class A	4,150	6,729
PetroChina Co. Ltd., Class A	24,600	30,113
PetroChina Co. Ltd., Class H	420,000	329,411
PICC Property & Casualty Co. Ltd., Class H	140,322	191,837
Ping An Bank Co. Ltd., Class A	20,500	30,057
Ping An Insurance Group Co. of China Ltd., Class A	13,100	77,700
Ping An Insurance Group Co. of China Ltd., Class H	138,500	615,933
Poly Developments and Holdings Group Co. Ltd., Class A	12,300	16,624
Pop Mart International Group Ltd.(b)	8,200	20,442
Postal Savings Bank of China Co. Ltd., Class A	36,900	24,785
Postal Savings Bank of China Co. Ltd., Class H(b)	164,000	86,161
Power Construction Corp. of China Ltd., Class A	24,600	17,419
Qifu Technology Inc.	2,574	39,768
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	8,200	18,369
Rongsheng Petrochemical Co. Ltd., Class A	13,950	19,835
SAIC Motor Corp. Ltd., Class A	12,300	25,496
Sailun Group Co. Ltd., Class A	4,100	8,193
Sanan Optoelectronics Co. Ltd., Class A	8,200	14,143
Sany Heavy Equipment International Holdings Co. Ltd.	41,000	31,704
Sany Heavy Industry Co. Ltd., Class A	12,353	23,833
Satellite Chemical Co. Ltd., Class A(a)	4,100	9,439
SDIC Power Holdings Co. Ltd., Class A	8,200	16,397
Seres Group Co. Ltd., NVS(a)	2,700	34,433
SF Holding Co. Ltd., Class A	8,200	43,485
Shaanxi Coal Industry Co. Ltd., Class A	11,505	41,138
Shandong Gold Mining Co. Ltd., Class A	7,180	21,548
Shandong Gold Mining Co. Ltd., Class H(b)	10,250	16,196
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,040	7,770
Shandong Nanshan Aluminum Co. Ltd., Class A	45,100	19,392
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	49,200	31,985
Shanghai Baosight Software Co. Ltd., Class B	16,480	37,028
Shanghai Construction Group Co. Ltd., Class A	12,300	4,177
Shanghai Electric Group Co. Ltd., Class A(a)	41,000	24,099
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	8,600	29,288
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,100	10,300
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	16,400	26,373
Shanghai Pudong Development Bank Co. Ltd., Class A	36,900	36,561
Shanghai Putailai New Energy Technology Co. Ltd., Class A	4,100	10,671
Shanghai RAAS Blood Products Co. Ltd., Class A	16,800	16,759
Shanghai Rural Commercial Bank Co. Ltd.	24,600	22,018

Security	Shares	Value

China (continued)
Shanghai United Imaging Healthcare Co. Ltd., NVS	1,215	$24,012
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	8,200	7,512
Shanxi Coal International Energy Group Co. Ltd.	4,100	10,463
Shanxi Coking Coal Energy Group Co. Ltd., Class A	8,200	13,241
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	3,652	13,090
Shanxi Meijin Energy Co. Ltd., Class A(a)	8,200	7,807
Shanxi Taigang Stainless Steel Co. Ltd., Class A	12,300	6,466
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,360	43,785
Shengyi Technology Co. Ltd., Class A	5,200	12,357
Shenwan Hongyuan Group Co. Ltd., Class A	38,994	24,758
Shenzhen Energy Group Co. Ltd., Class A	5,520	5,044
Shenzhen Inovance Technology Co. Ltd., Class A	2,997	26,245
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,600	63,975
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	2,800	31,431
Shenzhen Overseas Chinese Town Co. Ltd., Class A(a)	12,300	5,230
Shenzhen Transsion Holding Co. Ltd., Class A	927	20,433
Shenzhou International Group Holdings Ltd.	16,400	134,521
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	2,500	7,437
Sichuan Changhong Electric Co. Ltd.	8,200	5,849
Sichuan Chuantou Energy Co. Ltd., Class A	4,105	8,920
Sichuan Road & Bridge Co. Ltd., Class A	13,688	15,489
Sino Biopharmaceutical Ltd.	181,000	71,940
Sinopharm Group Co. Ltd., Class H	32,800	91,789
Sinotruk Hong Kong Ltd.	20,500	54,199
Smoore International Holdings Ltd.(b)	41,000	28,502
Songcheng Performance Development Co. Ltd., Class A	8,380	12,533
SooChow Securities Co. Ltd., Class A	8,252	8,347
Sungrow Power Supply Co. Ltd., Class A	2,900	35,012
Sunny Optical Technology Group Co. Ltd.	12,400	79,805
Sunwoda Electronic Co. Ltd., Class A	4,000	7,877
TAL Education Group, ADR(a)	9,102	134,072
TBEA Co. Ltd., Class A	6,560	13,542
TCL Technology Group Corp., Class A(a)	18,650	11,702
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,150	4,029
Tencent Holdings Ltd.	133,800	4,687,096
Tencent Music Entertainment Group, ADR(a)	14,924	156,254
Tianma Microelectronics Co. Ltd., Class A(a)	3,600	4,570
Tianqi Lithium Corp., Class A	3,600	26,725
Tianshui Huatian Technology Co. Ltd., Class A	6,600	7,484
Tingyi Cayman Islands Holding Corp.	46,000	51,155
Tongcheng Travel Holdings Ltd.(a)	16,400	41,229
TongFu Microelectronics Co. Ltd., Class A	2,800	8,623
Tongling Nonferrous Metals Group Co. Ltd., Class A	28,700	13,031
Tongwei Co. Ltd., Class A	5,795	21,272
Topsports International Holdings Ltd.(b)	41,000	27,745
TravelSky Technology Ltd., Class H	18,000	21,518
Trina Solar Co. Ltd.	3,100	10,775
Trip.com Group Ltd.(a)	11,100	503,832
Tsingtao Brewery Co. Ltd., Class H	12,000	76,785
Unigroup Guoxin Microelectronics Co. Ltd., Class A(a)	1,100	10,899
Unisplendour Corp. Ltd., Class A(a)	4,380	13,424
Vipshop Holdings Ltd., ADR(a)	7,216	138,908
Walvax Biotechnology Co. Ltd., Class A	4,100	10,454
Wanhua Chemical Group Co. Ltd., Class A	3,300	36,302
Want Want China Holdings Ltd.	82,000	45,244
Weichai Power Co. Ltd., Class A	7,200	16,870

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI BIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Weichai Power Co. Ltd., Class H	41,100	$80,900
Wens Foodstuffs Group Co. Ltd., Class A	10,240	27,254
Western Mining Co. Ltd., Class A	4,056	9,371
Western Securities Co. Ltd., Class A	12,300	13,600
Will Semiconductor Co. Ltd. Shanghai, Class A	1,475	19,582
Wingtech Technology Co. Ltd., Class A(a)	2,300	12,163
Wuhan Guide Infrared Co. Ltd., Class A	12,924	11,294
Wuliangye Yibin Co. Ltd., Class A	4,400	86,567
WUS Printed Circuit Kunshan Co. Ltd., Class A	3,160	11,583
WuXi AppTec Co. Ltd., Class A	4,128	31,110
WuXi AppTec Co. Ltd., Class H(b)(c)	8,287	51,085
Wuxi Biologics Cayman Inc.(a)(b)	82,000	194,226
XCMG Construction Machinery Co. Ltd., Class A	19,000	15,624
Xiamen C & D Inc., Class A	4,100	5,905
Xiaomi Corp., Class B(a)(b)	311,600	523,620
Xinyi Solar Holdings Ltd.	124,000	75,088
XPeng Inc.(a)(c)	22,826	106,832
Yadea Group Holdings Ltd.(b)	28,000	43,990
Yankuang Energy Group Co. Ltd., Class A	8,200	29,448
Yankuang Energy Group Co. Ltd., Class H(a)	43,000	99,160
Yifeng Pharmacy Chain Co. Ltd., Class A	4,100	22,405
Yonyou Network Technology Co. Ltd., Class A	530	932
Youngor Fashion Co. Ltd., Class A	4,100	4,183
Yuexiu Property Co. Ltd.	41,400	27,532
Yum China Holdings Inc.	8,487	364,007
Yunda Holding Co. Ltd., Class A	6,230	6,225
Yunnan Aluminium Co. Ltd., Class A	4,075	6,532
Yunnan Baiyao Group Co. Ltd., Class A	4,108	28,361
Yunnan Energy New Material Co. Ltd., Class A	1,700	10,815
Yunnan Yuntianhua Co. Ltd.	4,100	10,377
Yutong Bus Co. Ltd., Class A	4,100	10,622
Zai Lab Ltd.(a)	21,050	44,924
Zangge Mining Co. Ltd.	4,100	16,664
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	900	27,812
Zhaojin Mining Industry Co. Ltd., Class H(c)	41,000	42,393
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	4,100	2,782
Zhejiang Chint Electrics Co. Ltd., Class A	4,100	11,690
Zhejiang Dahua Technology Co. Ltd., Class A	4,100	10,508
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	2,300	11,803
Zhejiang Juhua Co. Ltd., Class A	4,100	11,573
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	9,200	32,187
Zhejiang NHU Co. Ltd., Class A	8,243	20,575
Zheshang Securities Co. Ltd., Class A	5,100	7,244
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	12,300	19,369
Zhongji Innolight Co. Ltd., Class A	1,600	34,462
Zhongsheng Group Holdings Ltd.	20,500	37,323
Zhongtai Securities Co. Ltd.	16,400	15,798
Zhuzhou CRRC Times Electric Co. Ltd.	12,300	36,063
Zijin Mining Group Co. Ltd., Class A	24,600	44,580
Zijin Mining Group Co. Ltd., Class H	119,000	191,152
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	11,300	12,537
ZTE Corp., Class A	4,100	16,964
ZTE Corp., Class H	16,448	37,049
ZTO Express Cayman Inc., ADR	8,856	169,947

		36,026,124

India — 36.8%
ABB India Ltd.	1,107	72,567
Adani Enterprises Ltd.	3,522	139,500
Adani Green Energy Ltd.(a)	6,478	148,055

Security	Shares	Value

India (continued)
Adani Ports & Special Economic Zone Ltd.	10,865	$172,491
Adani Power Ltd.(a)	15,990	105,824
Ambuja Cements Ltd.	12,218	89,232
APL Apollo Tubes Ltd.	2,961	55,148
Apollo Hospitals Enterprise Ltd.	2,050	150,920
Ashok Leyland Ltd.	28,700	58,785
Asian Paints Ltd.	7,749	264,307
Astral Ltd.	2,460	61,388
AU Small Finance Bank Ltd.(b)	3,454	23,677
Aurobindo Pharma Ltd.	5,658	70,140
Avenue Supermarts Ltd.(a)(b)	3,362	158,771
Axis Bank Ltd.	46,737	605,012
Bajaj Auto Ltd.	1,394	132,861
Bajaj Finance Ltd.	5,576	435,026
Bajaj Finserv Ltd.	7,958	152,752
Bajaj Holdings & Investment Ltd.	574	63,318
Balkrishna Industries Ltd.	1,665	44,722
Bandhan Bank Ltd.(b)	15,558	36,638
Bank of Baroda	22,140	70,837
Berger Paints India Ltd.	6,397	46,808
Bharat Electronics Ltd.	75,236	185,840
Bharat Forge Ltd.	5,359	74,309
Bharat Heavy Electricals Ltd.	22,127	60,724
Bharat Petroleum Corp. Ltd.	15,252	110,842
Bharti Airtel Ltd.	45,510	616,160
Britannia Industries Ltd.	2,173	130,225
CG Power and Industrial Solutions Ltd.	13,325	71,206
Cholamandalam Investment and Finance Co. Ltd.	8,938	117,090
Cipla Ltd.	10,496	187,444
Coal India Ltd.	32,513	170,736
Colgate-Palmolive India Ltd.	2,573	78,248
Container Corp. of India Ltd.	5,822	68,587
Cummins India Ltd.	2,419	79,924
Dabur India Ltd.	12,177	79,075
Divi’s Laboratories Ltd.	2,501	105,200
DLF Ltd.	14,031	152,428
Dr. Reddy’s Laboratories Ltd.	2,173	168,494
Eicher Motors Ltd.	2,788	127,403
GAIL India Ltd.	45,958	100,850
GMR Airports Infrastructure Ltd.(a)	46,658	47,268
Godrej Consumer Products Ltd.	8,118	122,907
Godrej Properties Ltd.(a)	2,911	84,206
Grasim Industries Ltd.	5,658	149,342
Havells India Ltd.	5,125	94,558
HCL Technologies Ltd.	19,106	382,887
HDFC Asset Management Co. Ltd.(b)	1,681	76,077
HDFC Bank Ltd.	57,020	963,008
HDFC Life Insurance Co. Ltd.(b)	20,336	142,755
Hero MotoCorp Ltd.	2,355	125,506
Hindalco Industries Ltd.	25,707	155,937
Hindustan Aeronautics Ltd., NVS	3,854	143,092
Hindustan Petroleum Corp. Ltd.	11,808	72,591
Hindustan Unilever Ltd.	16,523	480,733
ICICI Bank Ltd.	105,520	1,340,184
ICICI Lombard General Insurance Co. Ltd.(b)	4,841	100,011
ICICI Prudential Life Insurance Co. Ltd.(b)	7,545	48,491
IDFC First Bank Ltd.(a)	63,394	61,937
Indian Hotels Co. Ltd., Class A	17,653	124,948
Indian Oil Corp. Ltd.	55,063	109,806
Indian Railway Catering & Tourism Corp. Ltd.	4,860	54,342
Indraprastha Gas Ltd.	6,929	35,562
IndusInd Bank Ltd.	4,665	82,868

42	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI BIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Info Edge India Ltd.	1,558	$98,835
Infosys Ltd.	67,240	1,353,171
InterGlobe Aviation Ltd.(a)(b)	2,870	108,980
ITC Ltd.	61,090	298,977
Jindal Steel & Power Ltd.	7,913	73,824
Jio Financial Services Ltd., NVS(a)	57,778	215,697
JSW Steel Ltd.	12,792	123,329
Jubilant Foodworks Ltd.	8,077	45,179
Kotak Mahindra Bank Ltd.	22,427	456,277
Larsen & Toubro Ltd.	13,719	575,187
LTIMindtree Ltd.(b)	1,830	117,005
Lupin Ltd.	4,100	80,199
Macrotech Developers Ltd.	4,822	67,566
Mahindra & Mahindra Ltd.	19,193	446,904
Marico Ltd.	9,594	60,447
Maruti Suzuki India Ltd.	2,747	373,852
Max Healthcare Institute Ltd.	16,113	154,212
Mphasis Ltd.	1,599	50,444
MRF Ltd.	41	72,280
Muthoot Finance Ltd.	3,075	48,233
Nestle India Ltd., NVS	6,560	205,443
NMDC Ltd.	18,532	50,489
NTPC Ltd.	85,977	347,421
Oil & Natural Gas Corp. Ltd.	62,115	197,612
One 97 Communications Ltd., NVS(a)	5,183	25,087
Page Industries Ltd.	123	50,894
Persistent Systems Ltd.	950	98,860
Petronet LNG Ltd.	16,113	53,052
PI Industries Ltd.	1,804	79,907
Pidilite Industries Ltd.	3,321	109,651
Polycab India Ltd.	823	47,114
Power Finance Corp. Ltd.	30,465	147,381
Power Grid Corp. of India Ltd.	89,161	304,616
Punjab National Bank	41,615	61,156
REC Ltd.	25,420	135,360
Reliance Industries Ltd.	61,787	2,174,609
Samvardhana Motherson International Ltd.	48,093	69,094
SBI Cards & Payment Services Ltd.	5,494	47,663
SBI Life Insurance Co. Ltd.(b)	9,266	173,135
Shree Cement Ltd.	205	62,913
Shriram Finance Ltd.	5,822	171,023
Siemens Ltd.	1,804	101,712
Sona Blw Precision Forgings Ltd.(b)	9,143	75,942
SRF Ltd.	3,116	89,828
State Bank of India	36,777	331,169
Sun Pharmaceutical Industries Ltd.	19,352	367,901
Supreme Industries Ltd.	1,230	61,515
Suzlon Energy Ltd.(a)	173,588	94,574
Tata Communications Ltd.	1,895	43,885
Tata Consultancy Services Ltd.	18,409	908,136
Tata Consumer Products Ltd.	11,585	166,139
Tata Elxsi Ltd.	738	69,494
Tata Motors Ltd.	34,227	391,869
Tata Motors Ltd., Class A	7,351	55,974
Tata Power Co. Ltd. (The)	29,192	130,922
Tata Steel Ltd.	149,691	253,752
Tech Mahindra Ltd.	11,070	170,115
Titan Co. Ltd.	7,257	317,142
Torrent Pharmaceuticals Ltd.	2,091	67,369
Trent Ltd.	3,813	178,206
Tube Investments of India Ltd.	2,255	94,660
TVS Motor Co. Ltd.	5,002	128,897

Security	Shares	Value

India (continued)
UltraTech Cement Ltd.	2,337	$278,819
Union Bank of India Ltd.	27,839	49,120
United Spirits Ltd.	6,068	85,296
UPL Ltd.	9,635	54,567
Varun Beverages Ltd.	9,717	165,134
Vedanta Ltd.	15,252	49,146
Wipro Ltd.	26,149	163,139
Yes Bank Ltd.(a)	282,900	83,187
Zomato Ltd.(a)	120,950	240,740

		25,544,007

Kazakhstan — 0.0%
Polymetal International PLC(a)(d)	10,488	1

Russia — 0.0%
Alrosa PJSC(a)(d)	83,790	9
Gazprom PJSC(a)(d)	376,774	41
Inter RAO UES PJSC(a)(d)	1,065,900	117
LUKOIL PJSC(a)(d)	12,996	1
MMC Norilsk Nickel PJSC(a)(d)	1,995	—
Mobile TeleSystems PJSC(a)(d)	16,644	2
Moscow Exchange MICEX-RTS PJSC(a)(d)	41,040	5
Novatek PJSC(a)(d)	29,170	3
Novolipetsk Steel PJSC(a)(d)	41,610	5
Ozon Holdings PLC, ADR(a)(d)	1,881	—
PhosAgro PJSC(a)(d)	1,464	—
PhosAgro PJSC, GDR(a)(d)(e)	1	—
PhosAgro PJSC, New(a)(d)	28	—
Polyus PJSC(a)(d)	1,083	—
Rosneft Oil Co. PJSC(a)(d)	37,278	4
Sberbank of Russia PJSC(a)(d)	331,170	36
Severstal PAO(a)(d)	6,669	1
Surgutneftegas PJSC(a)(d)	182,410	20
Tatneft PJSC(a)(d)	41,097	5
TCS Group Holding PLC, GDR(a)(d)(e)	3,884	—
United Co. RUSAL International PJSC(a)(d)	95,760	11
VK Co. Ltd.(a)(d)	4,446	1
VTB Bank PJSC(a)(d)	153,340,001	17
X5 Retail Group NV, GDR(a)(d)	2,622	—
Yandex NV(a)(d)	9,690	1

		279

Total Common Stocks — 96.6% (Cost: $90,995,137)		67,145,803

Preferred Stocks

Brazil — 3.2%
Banco Bradesco SA, Preference Shares, NVS	107,594	297,604
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	4,510	43,466
Cia. Energetica de Minas Gerais, Preference Shares, NVS	27,902	67,186
Companhia Paranaense de Energia, Preference Shares, NVS	19,680	40,460
Gerdau SA, Preference Shares, NVS	22,962	99,311
Itau Unibanco Holding SA, Preference Shares, NVS	98,277	670,982
Itausa SA, Preference Shares, NVS	111,343	230,700
Petroleo Brasileiro SA, Preference Shares, NVS	96,770	781,386

		2,231,095

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI BIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(d)	193,800	$21

Total Preferred Stocks — 3.2% (Cost: $1,380,445)		2,231,116

Rights

China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(a)	2,278	—

Total Rights — 0.0% (Cost: $—)		—

Total Long-Term Investments — 99.8% (Cost: $92,375,582)		69,376,919

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(f)(g)(h)	830,356	830,771
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(f)(g)	640,000	640,000

Total Short-Term Securities — 2.1% (Cost: $1,470,411)		1,470,771

Total Investments — 101.9% (Cost: $93,845,993)		70,847,690

Liabilities in Excess of Other Assets — (1.9)%		(1,325,608)

Net Assets — 100.0%		$69,522,082

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,086,148	$—		$(255,243	)(a)	$(212)	$78	$830,771	830,356	$5,895	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	330,000	310,000	(a)	—		—	—	640,000	640,000	23,531		—

						$(212)	$78	$1,470,771		$29,426		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

44	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI BIC ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI China Index	2	03/15/24	$40	$(1,215)
MSCI Emerging Markets Index	1	03/15/24	51	(147)

				$(1,362)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,362	$—	$—	$—	$1,362

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(14,063)	$—	$—	$—	$(14,063)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$86	$—	$—	$—	$86

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$127,588

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$9,588,003	$57,557,520	$280	$67,145,803
Preferred Stocks	2,231,095	—	21	2,231,116
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	1,470,771	—	—	1,470,771

	$13,289,869	$57,557,520	$301	$70,847,690

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI BIC ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(147)	$(1,215)	$—	$(1,362)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

46	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 32.3%
360 Security Technology Inc., Class A(a)	31,099	$37,809
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	11,700	31,514
AAC Technologies Holdings Inc.	62,500	155,384
Advanced Micro-Fabrication Equipment Inc., Class A	4,600	93,837
AECC Aero-Engine Control Co. Ltd., Class A	6,500	15,945
AECC Aviation Power Co. Ltd., Class A	15,400	73,520
Agricultural Bank of China Ltd., Class A	427,800	248,504
Agricultural Bank of China Ltd., Class H	2,018,000	827,875
Aier Eye Hospital Group Co. Ltd., Class A	37,426	75,882
Air China Ltd., Class A(a)	57,300	59,344
Air China Ltd., Class H(a)	124,000	66,400
Akeso Inc.(a)(b)(c)	35,000	209,875
Alibaba Group Holding Ltd.	1,216,820	11,187,051
Alibaba Health Information Technology Ltd.(a)(c)	372,000	162,547
Aluminum Corp. of China Ltd., Class A	102,800	85,969
Aluminum Corp. of China Ltd., Class H	244,000	121,583
Amlogic Shanghai Co. Ltd.	2,875	22,295
Anhui Conch Cement Co. Ltd., Class A	13,600	45,144
Anhui Conch Cement Co. Ltd., Class H	98,500	214,334
Anhui Gujing Distillery Co. Ltd., Class A	3,000	90,928
Anhui Gujing Distillery Co. Ltd., Class B	6,525	92,253
Anhui Yingjia Distillery Co. Ltd., Class A	6,200	55,019
ANTA Sports Products Ltd.	99,200	967,106
Asymchem Laboratories Tianjin Co. Ltd., Class A	3,220	45,192
Autohome Inc., ADR	4,843	125,870
Avary Holding Shenzhen Co. Ltd., Class A	5,100	14,900
AVIC Industry-Finance Holdings Co. Ltd., Class A	80,600	37,076
AviChina Industry & Technology Co. Ltd., Class H	231,000	94,782
Baidu Inc.(a)	167,442	2,118,710
Bank of Beijing Co. Ltd., Class A	103,000	74,038
Bank of Chengdu Co. Ltd., Class A	18,800	34,468
Bank of China Ltd., Class A	178,000	110,297
Bank of China Ltd., Class H	5,909,000	2,318,108
Bank of Communications Co. Ltd., Class A	192,000	166,846
Bank of Communications Co. Ltd., Class H	620,000	406,190
Bank of Hangzhou Co. Ltd., Class A	30,600	47,018
Bank of Jiangsu Co. Ltd., Class A	92,458	98,303
Bank of Nanjing Co. Ltd., Class A	49,700	60,299
Bank of Ningbo Co. Ltd., Class A	31,000	95,552
Bank of Shanghai Co. Ltd., Class A	69,070	62,577
Baoshan Iron & Steel Co. Ltd., Class A	117,800	108,852
BeiGene Ltd.(a)	49,575	638,266
Beijing Dabeinong Technology Group Co. Ltd., Class A	14,700	10,730
Beijing Enlight Media Co. Ltd., Class A	14,000	17,579
Beijing Enterprises Holdings Ltd.	30,000	112,855
Beijing Enterprises Water Group Ltd.	372,000	87,264
Beijing Kingsoft Office Software Inc., Class A	2,947	110,861
Beijing New Building Materials PLC, Class A	9,200	35,820
Beijing Tongrentang Co. Ltd., Class A	6,300	38,911
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	6,160	63,197
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	198,600	139,155
Bilibili Inc.(a)(c)	12,407	120,314
Bloomage Biotechnology Corp. Ltd.	4,071	36,077
BOC Aviation Ltd.(b)	12,400	91,278
BOE Technology Group Co. Ltd., Class A	168,500	93,215
Bosideng International Holdings Ltd.	270,000	135,804
Brilliance China Automotive Holdings Ltd.	124,000	72,179

Security	Shares	Value

China (continued)
BYD Co. Ltd., Class A	9,200	$242,996
BYD Co. Ltd., Class H	76,500	1,884,200
BYD Electronic International Co. Ltd.	62,000	234,104
C&D International Investment Group Ltd.	63,000	102,434
Caitong Securities Co. Ltd., Class A	13,380	14,806
Cambricon Technologies Corp. Ltd.(a)	2,910	68,107
Canmax Technologies Co. Ltd., Class A	5,360	16,967
CGN Power Co. Ltd.	93,000	49,814
CGN Power Co. Ltd., Class H(b)	868,000	263,596
Changchun High & New Technology Industry Group Inc., Class A	3,400	60,705
Changjiang Securities Co. Ltd., Class A	52,200	39,825
Chaozhou Three-Circle Group Co. Ltd., Class A	6,899	24,276
Chengxin Lithium Group Co. Ltd., Class A	6,200	18,830
China Cinda Asset Management Co. Ltd., Class H	807,000	77,272
China CITIC Bank Corp. Ltd., Class H	670,000	356,231
China Coal Energy Co. Ltd., Class H	127,000	136,769
China Communications Services Corp. Ltd., Class H	248,000	105,345
China Construction Bank Corp., Class A	43,500	42,211
China Construction Bank Corp., Class H	7,187,000	4,457,062
China CSSC Holdings Ltd., Class A	23,200	114,336
China Eastern Airlines Corp. Ltd., Class A(a)	143,672	75,843
China Energy Engineering Corp. Ltd.	156,500	47,289
China Everbright Bank Co. Ltd., Class A	237,600	106,065
China Everbright Bank Co. Ltd., Class H	191,000	59,716
China Feihe Ltd.(b)	249,000	123,850
China Galaxy Securities Co. Ltd., Class A	18,600	31,349
China Galaxy Securities Co. Ltd., Class H	208,000	109,290
China Gas Holdings Ltd.	186,000	170,224
China Great Wall Securities Co. Ltd., Class A	25,200	27,646
China Hongqiao Group Ltd.	171,000	132,334
China International Capital Corp. Ltd., Class A	12,500	60,609
China International Capital Corp. Ltd., Class H(b)	99,200	124,353
China Jushi Co. Ltd., Class A	19,400	26,931
China Life Insurance Co. Ltd., Class A	7,800	32,738
China Life Insurance Co. Ltd., Class H	579,000	709,732
China Literature Ltd.(a)(b)	25,200	77,256
China Longyuan Power Group Corp. Ltd., Class H	229,000	161,379
China Medical System Holdings Ltd.	125,000	205,484
China Mengniu Dairy Co. Ltd.	259,000	647,588
China Merchants Bank Co. Ltd., Class A	86,800	384,379
China Merchants Bank Co. Ltd., Class H	279,331	1,080,178
China Merchants Energy Shipping Co. Ltd., Class A	25,000	24,978
China Merchants Expressway Network & Technology Holdings Co. Ltd.	62,000	90,767
China Merchants Port Holdings Co. Ltd.	128,000	158,880
China Merchants Securities Co. Ltd., Class A	43,470	85,051
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	41,475	54,116
China Minsheng Banking Corp. Ltd., Class A	198,600	111,268
China Minsheng Banking Corp. Ltd., Class H	447,660	157,551
China National Building Material Co. Ltd., Class H	224,000	84,248
China National Chemical Engineering Co. Ltd., Class A	46,000	44,519
China National Nuclear Power Co. Ltd., Class A	81,100	97,630
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	21,300	55,709
China Oilfield Services Ltd., Class H	176,000	154,879
China Overseas Land & Investment Ltd.	280,000	413,509
China Overseas Property Holdings Ltd.	120,000	100,888
China Pacific Insurance Group Co. Ltd., Class A	33,400	118,271
China Pacific Insurance Group Co. Ltd., Class H	180,800	342,951
China Petroleum & Chemical Corp., Class A	131,000	113,360

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Petroleum & Chemical Corp., Class H	1,794,600	$988,741
China Power International Development Ltd.	388,000	156,726
China Railway Group Ltd., Class A	86,896	76,440
China Railway Group Ltd., Class H	303,000	147,588
China Renewable Energy Investment Ltd.(d)	2,513	—
China Resources Beer Holdings Co. Ltd.	126,000	542,928
China Resources Gas Group Ltd.	66,400	200,377
China Resources Land Ltd.	249,777	762,907
China Resources Microelectronics Ltd.	8,542	50,701
China Resources Mixc Lifestyle Services Ltd.(b)	50,000	150,691
China Resources Pharmaceutical Group Ltd.(b)	125,000	84,542
China Resources Power Holdings Co. Ltd.	158,000	340,119
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	6,490	49,514
China Ruyi Holdings Ltd.(a)(c)	396,000	77,731
China Shenhua Energy Co. Ltd., Class A	32,200	172,032
China Shenhua Energy Co. Ltd., Class H	248,000	954,227
China Southern Airlines Co. Ltd., Class A(a)	68,800	56,413
China State Construction Engineering Corp. Ltd., Class A	175,140	129,795
China State Construction International Holdings Ltd.	134,000	149,318
China Taiping Insurance Holdings Co. Ltd.	112,500	97,742
China Three Gorges Renewables Group Co. Ltd., Class A	117,800	75,472
China Tourism Group Duty Free Corp. Ltd.(b)(c)	6,200	60,712
China Tourism Group Duty Free Corp. Ltd., Class A	10,300	124,032
China Tower Corp. Ltd., Class H(b)	3,348,000	405,804
China United Network Communications Ltd., Class A	147,000	97,813
China Vanke Co. Ltd., Class A	58,900	81,832
China Vanke Co. Ltd., Class H	130,200	100,382
China Yangtze Power Co. Ltd., Class A	105,500	366,726
China Zhenhua Group Science & Technology Co. Ltd., Class A	3,900	31,014
China Zheshang Bank Co. Ltd., Class A	172,010	66,299
Chongqing Brewery Co. Ltd., Class A	3,199	28,984
Chongqing Changan Automobile Co. Ltd., Class A	43,412	89,550
Chongqing Zhifei Biological Products Co. Ltd., Class A	8,250	61,174
Chow Tai Fook Jewellery Group Ltd.	148,800	221,723
CITIC Ltd.	434,000	436,592
CITIC Securities Co. Ltd., Class A	49,690	146,613
CITIC Securities Co. Ltd., Class H	125,225	231,473
CMOC Group Ltd., Class A	52,300	44,517
CMOC Group Ltd., Class H	315,000	194,326
Contemporary Amperex Technology Co. Ltd., Class A	21,420	484,466
COSCO Shipping Energy Transportation Co. Ltd., Class A	1,300	2,479
COSCO Shipping Energy Transportation Co. Ltd., Class H	128,000	121,104
COSCO Shipping Holdings Co. Ltd., Class A	50,250	73,216
COSCO Shipping Holdings Co. Ltd., Class H	217,950	234,632
COSCO Shipping Ports Ltd.	68,000	40,575
Country Garden Holdings Co. Ltd.(a)(c)	930,828	75,642
Country Garden Services Holdings Co. Ltd.	177,000	134,730
CRRC Corp. Ltd., Class A	125,700	111,235
CRRC Corp. Ltd., Class H	306,000	157,545
CSC Financial Co. Ltd., Class A	19,100	61,599
CSPC Innovation Pharmaceutical Co. Ltd.	6,200	29,450
CSPC Pharmaceutical Group Ltd.	621,200	483,821
CSSC Science & Technology Co. Ltd.	6,200	15,085
Daqin Railway Co. Ltd., Class A	73,300	75,880
Dong-E-E-Jiao Co. Ltd., Class A	6,500	52,462
Dongfang Electric Corp. Ltd., Class A	6,200	14,060

Security	Shares	Value

China (continued)
Dongfeng Motor Group Co. Ltd., Class H	256,000	$109,506
Dongxing Securities Co. Ltd., Class A	12,400	14,589
East Buy Holding Ltd.(a)(b)(c)	31,000	95,557
East Money Information Co. Ltd., Class A	56,298	109,358
Ecovacs Robotics Co. Ltd., Class A	3,600	18,611
Empyrean Technology Co. Ltd., NVS	6,200	78,292
ENN Energy Holdings Ltd.	62,100	504,242
ENN Natural Gas Co. Ltd., Class A	12,400	32,201
Eve Energy Co. Ltd., Class A	12,400	65,796
Everbright Securities Co. Ltd., Class A	18,600	43,580
Fangda Carbon New Material Co. Ltd., Class A(a)	31,440	21,465
Far East Horizon Ltd.	133,000	106,848
First Capital Securities Co. Ltd., Class A	40,400	32,075
Flat Glass Group Co. Ltd., Class A	3,000	9,078
Flat Glass Group Co. Ltd., Class H	51,000	94,287
Focus Media Information Technology Co. Ltd., Class A	79,000	68,877
Foshan Haitian Flavouring & Food Co. Ltd., Class A	18,748	105,367
Fosun International Ltd.	188,500	108,753
Founder Securities Co. Ltd., Class A	43,400	45,884
Foxconn Industrial Internet Co. Ltd., Class A	49,800	129,139
Fuyao Glass Industry Group Co. Ltd., Class A	6,300	37,830
Fuyao Glass Industry Group Co. Ltd., Class H(b)	53,600	268,666
Ganfeng Lithium Group Co. Ltd., Class A	10,920	60,555
Ganfeng Lithium Group Co. Ltd., Class H(b)(c)	30,880	102,300
GCL Technology Holdings Ltd.	1,612,000	224,227
GD Power Development Co. Ltd., Class A	87,600	56,889
Geely Automobile Holdings Ltd.	440,000	478,840
GEM Co. Ltd., Class A	45,700	33,964
Genscript Biotech Corp.(a)(c)	102,000	206,207
GF Securities Co. Ltd., Class A	29,800	58,545
GF Securities Co. Ltd., Class H	69,800	74,947
Giant Biogene Holding Co. Ltd.(a)(b)	12,400	56,698
GigaDevice Semiconductor Inc., Class A	5,000	50,804
Ginlong Technologies Co. Ltd., Class A	2,800	25,274
GoerTek Inc., Class A	21,700	50,141
Goldwind Science & Technology Co Ltd., Class A	25,102	26,593
Gongniu Group Co. Ltd.	6,200	87,755
Gotion High-tech Co. Ltd., Class A(a)	9,000	24,704
Great Wall Motor Co. Ltd.	12,600	40,852
Great Wall Motor Co. Ltd., Class H	159,500	180,020
Gree Electric Appliances Inc. of Zhuhai, Class A	12,400	67,105
Guangdong Haid Group Co. Ltd., Class A	2,800	16,728
Guangdong Investment Ltd.	256,000	151,915
Guanghui Energy Co. Ltd., Class A	21,300	22,133
Guangzhou Automobile Group Co. Ltd., Class A	49,900	61,590
Guangzhou Automobile Group Co. Ltd., Class H	92,800	40,154
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	13,200	54,207
Guangzhou Haige Communications Group Inc. Co., Class A	43,400	69,619
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	5,000	27,177
Guangzhou Tinci Materials Technology Co. Ltd., Class A	18,600	53,273
Guosen Securities Co. Ltd., Class A	31,500	37,639
Guotai Junan Securities Co. Ltd., Class A	37,600	78,658
Guoyuan Securities Co. Ltd., Class A	31,240	30,204
H World Group Ltd., ADR	15,500	566,680
Haidilao International Holding Ltd.(b)	134,000	243,689
Haier Smart Home Co. Ltd., Class A	31,200	103,924
Haier Smart Home Co. Ltd., Class H	173,600	525,772
Hainan Airlines Holding Co. Ltd., Class A(a)	155,000	30,767

48	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hainan Airport Infrastructure Co. Ltd., NVS(a)	91,900	$47,771
Haitian International Holdings Ltd.	64,000	162,052
Haitong Securities Co. Ltd., Class A	50,400	63,846
Haitong Securities Co. Ltd., Class H	173,600	86,174
Hangzhou First Applied Material Co. Ltd., Class A	6,664	25,691
Hangzhou Robam Appliances Co. Ltd., Class A	6,300	21,804
Hangzhou Silan Microelectronics Co. Ltd., Class A	10,900	31,569
Hangzhou Tigermed Consulting Co. Ltd., Class A	3,400	21,226
Hansoh Pharmaceutical Group Co. Ltd.(b)	104,000	183,307
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,656	59,329
Hengan International Group Co. Ltd.	57,000	175,685
Hengli Petrochemical Co. Ltd., Class A(a)	37,300	65,893
Hengyi Petrochemical Co. Ltd., Class A(a)	37,290	35,741
Hesteel Co. Ltd., Class A	74,400	22,478
Hithink RoyalFlush Information Network Co. Ltd., Class A	3,700	70,207
HLA Group Corp. Ltd., Class A	18,600	22,237
Hongfa Technology Co. Ltd., Class A	5,840	20,138
Hoshine Silicon Industry Co. Ltd., Class A	12,400	91,197
Hua Hong Semiconductor Ltd.(a)(b)	53,000	113,591
Huadian Power International Corp. Ltd., Class A	39,200	33,671
Huadong Medicine Co. Ltd., Class A	6,372	29,671
Hualan Biological Engineering Inc., Class A	12,600	34,432
Huaneng Power International Inc., Class A(a)	50,800	62,155
Huaneng Power International Inc., Class H(a)	280,000	157,041
Huatai Securities Co. Ltd., Class A	37,300	75,113
Huatai Securities Co. Ltd., Class H(b)	76,800	90,649
Huaxia Bank Co. Ltd., Class A	68,200	59,967
Huayu Automotive Systems Co. Ltd., Class A	21,500	52,019
Huizhou Desay Sv Automotive Co. Ltd., Class A	4,100	58,158
Hunan Valin Steel Co. Ltd., Class A	24,900	19,616
Hundsun Technologies Inc., Class A	2,775	9,384
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	19,800	74,326
Hygon Information Technology Co. Ltd., NVS	7,874	92,943
IEIT Systems Co. Ltd., Class A	8,500	44,102
Iflytek Co. Ltd., Class A	9,700	66,559
Imeik Technology Development Co. Ltd., Class A	1,500	68,104
Industrial & Commercial Bank of China Ltd., Class A	291,700	215,564
Industrial & Commercial Bank of China Ltd., Class H	4,851,000	2,486,684
Industrial Bank Co. Ltd., Class A	93,200	215,001
Industrial Securities Co. Ltd., Class A	56,240	45,298
Ingenic Semiconductor Co. Ltd., Class A	3,600	32,597
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	217,000	46,364
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	83,100	44,807
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	31,100	122,100
Inner Mongolia Yitai Coal Co. Ltd., Class B	80,600	161,897
Innovent Biologics Inc.(a)(b)	93,000	501,521
iQIYI Inc., ADR(a)	33,915	125,146
JA Solar Technology Co. Ltd., Class A	13,488	35,036
JCET Group Co. Ltd., Class A	3,700	13,430
JD Health International Inc.(a)(b)(c)	80,200	302,480
JD Logistics Inc.(a)(b)	130,200	128,560
JD.com Inc.	176,444	1,991,326
Jiangsu Eastern Shenghong Co. Ltd., Class A	25,300	36,827
Jiangsu Expressway Co. Ltd., Class H	134,000	137,643
Jiangsu Hengli Hydraulic Co. Ltd., Class A	3,820	30,076
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	28,176	166,283
Jiangsu King’s Luck Brewery JSC Ltd., Class A	6,300	46,782
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,503	34,927
Jiangsu Yangnong Chemical Co. Ltd., Class A	2,990	22,667

Security	Shares	Value

China (continued)
Jiangsu Zhongtian Technology Co. Ltd., Class A	7,900	$14,326
Jiangxi Copper Co. Ltd., Class A	24,400	66,147
Jiangxi Copper Co. Ltd., Class H	78,000	115,761
Jinko Solar Co. Ltd.	24,993	30,648
JiuGui Liquor Co. Ltd., Class A	2,400	20,240
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	12,929	21,603
Jointown Pharmaceutical Group Co. Ltd., Class A	24,853	28,073
Juneyao Airlines Co. Ltd., Class A(a)	18,800	34,647
Kanzhun Ltd., ADR	16,678	261,011
KE Holdings Inc., ADR	49,043	666,494
Kingboard Holdings Ltd.	62,000	121,611
Kingdee International Software Group Co. Ltd.(a)	225,000	241,940
Kingsoft Corp. Ltd.	64,600	179,500
Kuaishou Technology(a)(b)	176,900	998,938
Kunlun Energy Co. Ltd.	232,000	197,783
Kunlun Tech Co. Ltd., Class A(a)	6,400	35,897
Kweichow Moutai Co. Ltd., Class A	5,818	1,364,839
LB Group Co. Ltd., Class A	18,700	48,657
Legend Biotech Corp., ADR(a)	5,084	331,273
Lenovo Group Ltd.	602,000	665,047
Lens Technology Co. Ltd., Class A	24,900	41,779
Lepu Medical Technology Beijing Co. Ltd., Class A	5,200	10,889
Li Auto Inc.(a)	86,748	1,979,759
Li Ning Co. Ltd.	155,000	383,487
Longfor Group Holdings Ltd.(b)	155,500	194,764
LONGi Green Energy Technology Co. Ltd., Class A	31,256	92,012
Luxshare Precision Industry Co. Ltd., Class A	31,141	119,164
Luzhou Laojiao Co. Ltd., Class A	7,700	186,712
Mango Excellent Media Co. Ltd., Class A	6,300	21,632
Maxscend Microelectronics Co. Ltd., Class A	2,820	42,049
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	12,384	9,556
Meituan, Class B(a)(b)	378,750	3,845,133
Metallurgical Corp. of China Ltd., Class A	55,800	25,752
MGI Tech Co. Ltd., NVS	3,782	37,535
Midea Group Co. Ltd., Class A	18,600	161,650
Ming Yang Smart Energy Group Ltd., Class A	12,300	17,408
MINISO Group Holding Ltd.	30,940	142,203
Montage Technology Co. Ltd., Class A	8,400	60,908
Muyuan Foods Co. Ltd., Class A	29,211	155,626
NARI Technology Co. Ltd., Class A	33,793	108,596
National Silicon Industry Group Co. Ltd., Class A(a)	12,400	26,510
NAURA Technology Group Co. Ltd., Class A	3,400	133,993
NetEase Inc.	142,700	3,099,811
New China Life Insurance Co. Ltd., Class A	12,600	57,214
New China Life Insurance Co. Ltd., Class H	48,200	92,594
New Hope Liuhe Co. Ltd., Class A(a)	43,500	53,370
New Oriental Education & Technology Group Inc.(a)	111,860	1,051,292
Ninestar Corp., Class A	7,200	23,411
Ningbo Deye Technology Co. Ltd., NVS	2,700	31,352
Ningbo Orient Wires & Cables Co. Ltd.	6,200	33,310
Ningbo Sanxing Medical Electric Co. Ltd.	12,400	46,528
Ningbo Shanshan Co. Ltd.	18,600	29,521
Ningbo Tuopu Group Co. Ltd., Class A	6,700	54,420
Ningxia Baofeng Energy Group Co. Ltd., Class A	43,500	91,966
NIO Inc., ADR(a)(c)	102,929	591,842
Nongfu Spring Co. Ltd., Class H(b)	148,800	841,434
OFILM Group Co. Ltd., Class A(a)	14,900	16,872
Oppein Home Group Inc., Class A	3,800	36,559
Orient Overseas International Ltd.	12,500	193,567
Orient Securities Co. Ltd., Class A	37,444	45,710

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	43,400	$19,167
PDD Holdings Inc., ADR(a)	44,635	5,558,843
People’s Insurance Co. Group of China Ltd. (The), Class A	25,100	18,246
People’s Insurance Co. Group of China Ltd. (The), Class H	683,000	227,510
Perfect World Co. Ltd., Class A	12,996	21,073
PetroChina Co. Ltd., Class A	105,400	129,023
PetroChina Co. Ltd., Class H	1,524,000	1,195,291
Pharmaron Beijing Co. Ltd., Class A	5,400	17,451
PICC Property & Casualty Co. Ltd., Class H	550,740	752,927
Ping An Bank Co. Ltd., Class A	86,536	126,879
Ping An Insurance Group Co. of China Ltd., Class A	43,600	258,604
Ping An Insurance Group Co. of China Ltd., Class H	491,500	2,185,783
Poly Developments and Holdings Group Co. Ltd., Class A	53,400	72,173
Pop Mart International Group Ltd.(b)	32,000	79,775
Postal Savings Bank of China Co. Ltd., Class A	149,200	100,216
Postal Savings Bank of China Co. Ltd., Class H(b)	581,000	305,242
Power Construction Corp. of China Ltd., Class A	87,200	61,747
Qifu Technology Inc.	8,333	128,745
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	18,700	41,890
Range Intelligent Computing Technology Group Co. Ltd.	12,400	44,618
Rongsheng Petrochemical Co. Ltd., Class A	49,128	69,854
SAIC Motor Corp. Ltd., Class A	44,422	92,079
Sanan Optoelectronics Co. Ltd., Class A	24,800	42,773
Sany Heavy Equipment International Holdings Co. Ltd.	63,000	48,716
Sany Heavy Industry Co. Ltd., Class A	37,400	72,158
Satellite Chemical Co. Ltd., Class A(a)	31,012	71,195
SDIC Capital Co. Ltd., Class A	24,900	23,844
SDIC Power Holdings Co. Ltd., Class A	37,200	74,386
Seazen Holdings Co. Ltd., Class A(a)	14,900	21,414
Seres Group Co. Ltd., NVS(a)	6,200	79,068
SF Holding Co. Ltd., Class A	25,100	133,106
SG Micro Corp., Class A	3,510	34,435
Shaanxi Coal Industry Co. Ltd., Class A	43,573	155,801
Shan Xi Hua Yang Group New Energy Co. Ltd.	16,650	23,365
Shandong Gold Mining Co. Ltd., Class A	24,860	74,608
Shandong Gold Mining Co. Ltd., Class H(b)	46,500	73,473
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	6,100	23,235
Shandong Linglong Tyre Co. Ltd., Class A	12,405	38,074
Shandong Nanshan Aluminum Co. Ltd., Class A	136,500	58,691
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	197,200	128,201
Shanghai Aiko Solar Energy Co. Ltd.	9,880	20,706
Shanghai Baosight Software Co. Ltd., Class A	4,040	26,232
Shanghai Baosight Software Co. Ltd., Class B	33,276	74,767
Shanghai Electric Group Co. Ltd., Class A(a)	81,600	47,963
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	6,300	21,455
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	43,500	78,382
Shanghai International Airport Co. Ltd., Class A(a)	6,900	33,604
Shanghai International Port Group Co. Ltd., Class A	24,300	18,306
Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,056	28,403
Shanghai Junshi Biosciences Co. Ltd.(a)	5,200	22,677
Shanghai M&G Stationery Inc., Class A	200	988
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	18,900	47,478

Security	Shares	Value

China (continued)
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	51,600	$82,978
Shanghai Pudong Development Bank Co. Ltd., Class A	155,500	154,073
Shanghai Putailai New Energy Technology Co. Ltd., Class A	11,275	29,345
Shanghai RAAS Blood Products Co. Ltd., Class A	23,700	23,642
Shanghai Rural Commercial Bank Co. Ltd.	56,000	50,092
Shanghai United Imaging Healthcare Co. Ltd., NVS	3,696	73,045
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	6,200	17,157
Shanxi Coal International Energy Group Co. Ltd.	12,700	32,396
Shanxi Coking Coal Energy Group Co. Ltd., Class A	25,080	40,499
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	24,800	88,925
Shanxi Meijin Energy Co. Ltd., Class A(a)	33,900	32,276
Shanxi Taigang Stainless Steel Co. Ltd., Class A	74,400	39,113
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	6,220	200,251
Shede Spirits Co. Ltd.	6,200	69,946
Shennan Circuits Co. Ltd., Class A	3,800	36,967
Shenwan Hongyuan Group Co. Ltd., Class A	110,700	70,285
Shenzhen Energy Group Co. Ltd., Class A	31,420	28,712
Shenzhen Goodix Technology Co. Ltd., Class A(a)	6,200	54,460
Shenzhen Inovance Technology Co. Ltd., Class A	6,650	58,234
Shenzhen Kangtai Biological Products Co. Ltd., Class A	1,020	3,428
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	6,400	255,899
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	6,200	69,598
Shenzhen Overseas Chinese Town Co. Ltd., Class A(a)	37,200	15,816
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	6,300	25,489
Shenzhen Transsion Holding Co. Ltd., Class A	3,212	70,801
Shenzhou International Group Holdings Ltd.	58,000	475,744
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	10,620	31,594
Sichuan Changhong Electric Co. Ltd.	24,800	17,699
Sichuan Chuantou Energy Co. Ltd., Class A	24,000	52,154
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	7,300	27,746
Sichuan Road & Bridge Co. Ltd., Class A	33,720	38,156
Sichuan Swellfun Co. Ltd., Class A	3,700	25,726
Sino Biopharmaceutical Ltd.	746,250	296,604
Sinoma International Engineering Co.	6,400	9,947
Sinoma Science & Technology Co. Ltd., Class A	18,900	41,007
Sinopharm Group Co. Ltd., Class H	112,800	315,663
Sinotruk Hong Kong Ltd.	41,500	109,720
Smoore International Holdings Ltd.(b)(c)	153,000	106,361
Songcheng Performance Development Co. Ltd., Class A	10,600	15,853
SooChow Securities Co. Ltd., Class A	25,036	25,324
Spring Airlines Co. Ltd., Class A(a)	6,145	48,920
StarPower Semiconductor Ltd., Class A	1,300	27,324
Sungrow Power Supply Co. Ltd., Class A	2,900	35,012
Sunny Optical Technology Group Co. Ltd.	49,800	320,508
Sunwoda Electronic Co. Ltd., Class A	13,600	26,783
SUPCON Technology Co. Ltd.	2,391	15,251
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	13,600	28,220
Suzhou Maxwell Technologies Co. Ltd., Class A	2,080	35,009
TAL Education Group, ADR(a)	32,302	475,808
TBEA Co. Ltd., Class A	24,200	49,957
TCL Technology Group Corp., Class A(a)	111,170	69,754
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	8,075	15,133

50	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Tencent Holdings Ltd.	496,000	$17,375,186
Tencent Music Entertainment Group, ADR(a)	56,513	591,691
Thunder Software Technology Co. Ltd., Class A	3,200	26,872
Tianfeng Securities Co. Ltd., Class A(a)	167,400	72,476
Tianma Microelectronics Co. Ltd., Class A(a)	24,800	31,482
Tianqi Lithium Corp., Class A	7,300	54,193
Tingyi Cayman Islands Holding Corp.	180,000	200,170
Tongcheng Travel Holdings Ltd.(a)	97,200	244,356
Tongling Nonferrous Metals Group Co. Ltd., Class A	95,800	43,498
Tongwei Co. Ltd., Class A	18,900	69,379
Topsports International Holdings Ltd.(b)	136,000	92,034
TravelSky Technology Ltd., Class H	80,000	95,637
Trina Solar Co. Ltd.	12,385	43,049
Trip.com Group Ltd.(a)	41,647	1,890,369
Tsingtao Brewery Co. Ltd., Class A	464	5,155
Tsingtao Brewery Co. Ltd., Class H	48,000	307,139
Unigroup Guoxin Microelectronics Co. Ltd., Class A(a)	6,159	61,026
Unisplendour Corp. Ltd., Class A(a)	12,480	38,250
Vinda International Holdings Ltd.	24,000	71,077
Vipshop Holdings Ltd., ADR(a)	26,102	502,464
Walvax Biotechnology Co. Ltd., Class A	11,200	28,557
Wanhua Chemical Group Co. Ltd., Class A	15,900	174,912
Want Want China Holdings Ltd.	372,000	205,254
Weichai Power Co. Ltd., Class A	25,124	58,866
Weichai Power Co. Ltd., Class H	162,200	319,268
Wens Foodstuffs Group Co. Ltd., Class A	31,360	83,465
Western Securities Co. Ltd., Class A	28,900	31,953
Will Semiconductor Co. Ltd. Shanghai, Class A	7,530	99,969
Wingtech Technology Co. Ltd., Class A(a)	2,700	14,278
Wuhan Guide Infrared Co. Ltd., Class A	54,505	47,630
Wuliangye Yibin Co. Ltd., Class A	19,100	375,779
WUS Printed Circuit Kunshan Co. Ltd., Class A	6,500	23,825
WuXi AppTec Co. Ltd., Class A	12,604	94,987
WuXi AppTec Co. Ltd., Class H(b)(c)	24,996	154,088
Wuxi Biologics Cayman Inc.(a)(b)	295,500	699,924
XCMG Construction Machinery Co. Ltd., Class A	62,400	51,312
Xiamen C & D Inc., Class A	14,700	21,171
Xiamen Faratronic Co. Ltd.	1,700	24,559
Xiaomi Corp., Class B(a)(b)	1,142,000	1,919,043
Xinjiang Daqo New Energy Co. Ltd.	56	227
Xinyi Solar Holdings Ltd.	290,000	175,608
XPeng Inc.(a)(c)	80,652	377,475
Yadea Group Holdings Ltd.(b)	122,000	191,671
Yankuang Energy Group Co. Ltd., Class A	50	179
Yankuang Energy Group Co. Ltd., Class H(a)	151,000	348,212
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	3,000	12,557
Yealink Network Technology Corp. Ltd., Class A	6,780	27,585
Yifeng Pharmacy Chain Co. Ltd., Class A	6,840	37,351
Yihai Kerry Arawana Holdings Co. Ltd., Class A	13,500	60,415
Yintai Gold Co. Ltd., Class A	6,200	12,857
YongXing Special Materials Technology Co. Ltd., Class A	3,900	29,807
Yonyou Network Technology Co. Ltd., Class A	18,618	32,739
YTO Express Group Co. Ltd., Class A	6,200	10,957
Yuexiu Property Co. Ltd.	124,600	82,861
Yum China Holdings Inc.	30,504	1,308,317
Yunda Holding Co. Ltd., Class A	9,880	9,872
Yunnan Aluminium Co. Ltd., Class A	18,600	29,813
Yunnan Baiyao Group Co. Ltd., Class A	6,280	43,356
Yunnan Botanee Bio-Technology Group Co. Ltd.	2,100	19,090
Yunnan Energy New Material Co. Ltd., Class A	5,600	35,625
Zai Lab Ltd.(a)	72,320	154,344

Security	Shares	Value

China (continued)
Zangge Mining Co. Ltd.	24,800	$100,798
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,800	117,427
Zhaojin Mining Industry Co. Ltd., Class H	93,000	96,159
Zhejiang China Commodities City Group Co. Ltd., Class A	24,800	28,230
Zhejiang Chint Electrics Co. Ltd., Class A	19,800	56,453
Zhejiang Dahua Technology Co. Ltd., Class A	15,800	40,493
Zhejiang Expressway Co. Ltd., Class H	94,320	71,930
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	13,900	26,841
Zhejiang Huayou Cobalt Co. Ltd., Class A	4,320	16,571
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	6,200	31,816
Zhejiang Juhua Co. Ltd., Class A	18,600	52,679
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)(c)	34,866	121,983
Zhejiang NHU Co. Ltd., Class A	6,660	16,624
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	18,600	64,319
Zhejiang Weiming Environment Protection Co. Ltd., Class A	12,700	31,546
Zhejiang Zheneng Electric Power Co. Ltd., Class A(a)	93,000	69,430
Zheshang Securities Co. Ltd., Class A	25,200	35,793
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	43,400	68,343
Zhongji Innolight Co. Ltd., Class A	6,200	133,491
Zhongjin Gold Corp. Ltd., Class A	55,800	80,683
Zhongsheng Group Holdings Ltd.	57,000	103,776
Zhongtai Securities Co. Ltd.	50,200	48,358
Zhuzhou CRRC Times Electric Co. Ltd.	43,000	126,074
Zijin Mining Group Co. Ltd., Class A	93,000	168,535
Zijin Mining Group Co. Ltd., Class H	448,000	719,633
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	34,700	38,499
ZTE Corp., Class A	12,400	51,304
ZTE Corp., Class H	57,760	130,103
ZTO Express Cayman Inc., ADR	31,091	596,636

		132,895,515

India — 22.9%
ABB India Ltd.	3,954	259,196
Adani Enterprises Ltd.	12,543	496,806
Adani Green Energy Ltd.(a)	23,499	537,069
Adani Ports & Special Economic Zone Ltd.	39,615	628,922
Adani Power Ltd.(a)	56,681	375,122
Ambuja Cements Ltd.	44,083	321,953
APL Apollo Tubes Ltd.	12,648	235,565
Apollo Hospitals Enterprise Ltd.	7,502	552,292
Ashok Leyland Ltd.	106,268	217,663
Asian Paints Ltd.	28,521	972,809
Astral Ltd.	9,238	230,528
AU Small Finance Bank Ltd.(b)	12,480	85,551
Aurobindo Pharma Ltd.	19,532	242,129
Avenue Supermarts Ltd.(a)(b)	12,400	585,591
Axis Bank Ltd.	172,111	2,227,981
Bajaj Auto Ltd.	4,904	467,395
Bajaj Finance Ltd.	20,321	1,585,396
Bajaj Finserv Ltd.	29,142	559,375
Bajaj Holdings & Investment Ltd.	2,046	225,693
Balkrishna Industries Ltd.	6,405	172,040
Bandhan Bank Ltd.(b)	55,039	129,613
Bank of Baroda	83,068	265,778
Berger Paints India Ltd.	21,962	160,700
Bharat Electronics Ltd.	266,662	658,681
Bharat Forge Ltd.	20,039	277,865

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Bharat Heavy Electricals Ltd.	73,814	$202,570
Bharat Petroleum Corp. Ltd.	55,404	402,641
Bharti Airtel Ltd.	166,657	2,256,369
Britannia Industries Ltd.	8,194	491,055
CG Power and Industrial Solutions Ltd.	46,004	245,837
Cholamandalam Investment and Finance Co. Ltd.	31,462	412,162
Cipla Ltd.	38,316	684,270
Coal India Ltd.	113,336	595,163
Colgate-Palmolive India Ltd.	9,052	275,282
Container Corp. of India Ltd.	22,072	260,023
Cummins India Ltd.	10,540	348,244
Dabur India Ltd.	46,190	299,948
Divi’s Laboratories Ltd.	8,860	372,678
DLF Ltd.	55,394	601,782
Dr. Reddy’s Laboratories Ltd.	8,710	675,373
Eicher Motors Ltd.	10,122	462,543
GAIL India Ltd.	175,364	384,817
GMR Airports Infrastructure Ltd.(a)	172,161	174,411
Godrej Consumer Products Ltd.	30,467	461,272
Godrej Properties Ltd.(a)	9,651	279,173
Grasim Industries Ltd.	20,866	550,755
Havells India Ltd.	18,065	333,307
HCL Technologies Ltd.	69,874	1,400,287
HDFC Asset Management Co. Ltd.(b)	6,448	291,818
HDFC Bank Ltd.	209,470	3,537,729
HDFC Life Insurance Co. Ltd.(b)	73,848	518,401
Hero MotoCorp Ltd.	8,657	461,362
Hindalco Industries Ltd.	99,373	602,789
Hindustan Aeronautics Ltd., NVS	15,128	561,676
Hindustan Petroleum Corp. Ltd.	41,318	254,009
Hindustan Unilever Ltd.	60,699	1,766,022
ICICI Bank Ltd.	388,951	4,939,974
ICICI Lombard General Insurance Co. Ltd.(b)	18,280	377,648
ICICI Prudential Life Insurance Co. Ltd.(b)	27,972	179,775
IDFC First Bank Ltd.(a)	267,010	260,874
Indian Hotels Co. Ltd., Class A	67,828	480,088
Indian Oil Corp. Ltd.	211,322	421,415
Indian Railway Catering & Tourism Corp. Ltd.	18,662	208,670
Indraprastha Gas Ltd.	23,872	122,518
IndusInd Bank Ltd.	21,575	383,252
Info Edge India Ltd.	5,234	332,029
Infosys Ltd.	248,993	5,010,857
InterGlobe Aviation Ltd.(a)(b)	11,516	437,285
ITC Ltd.	221,607	1,084,555
Jindal Steel & Power Ltd.	26,498	247,212
Jio Financial Services Ltd., NVS(a)	213,193	795,892
JSW Steel Ltd.	45,884	442,374
Jubilant Foodworks Ltd.	29,515	165,093
Kotak Mahindra Bank Ltd.	82,399	1,676,406
Larsen & Toubro Ltd.	50,246	2,106,629
LTIMindtree Ltd.(b)	6,405	409,517
Lupin Ltd.	15,882	310,665
Macrotech Developers Ltd.	17,050	238,903
Mahindra & Mahindra Ltd.	69,874	1,626,997
Marico Ltd.	37,076	233,597
Maruti Suzuki India Ltd.	10,355	1,409,258
Max Healthcare Institute Ltd.	60,451	578,557
Mphasis Ltd.	5,660	178,556
MRF Ltd.	143	252,100
Muthoot Finance Ltd.	10,203	160,039
Nestle India Ltd., NVS	24,782	776,111
NMDC Ltd.	65,018	177,137

Security	Shares	Value

India (continued)
NTPC Ltd.	327,805	$1,324,613
Oil & Natural Gas Corp. Ltd.	228,812	727,939
One 97 Communications Ltd., NVS(a)	16,492	79,826
Page Industries Ltd.	475	196,542
Persistent Systems Ltd.	3,472	361,307
Petronet LNG Ltd.	53,194	175,142
PI Industries Ltd.	6,131	271,570
Pidilite Industries Ltd.	12,116	400,041
Polycab India Ltd.	3,096	177,234
Power Finance Corp. Ltd.	110,541	534,765
Power Grid Corp. of India Ltd.	349,667	1,194,629
Punjab National Bank	161,592	237,468
REC Ltd.	97,712	520,309
Reliance Industries Ltd.	227,526	8,007,833
Samvardhana Motherson International Ltd.	175,150	251,634
SBI Cards & Payment Services Ltd.	21,308	184,856
SBI Life Insurance Co. Ltd.(b)	33,280	621,837
Shree Cement Ltd.	689	211,450
Shriram Finance Ltd.	20,914	614,353
Siemens Ltd.	6,455	363,940
Sona Blw Precision Forgings Ltd.(b)	31,067	258,045
SRF Ltd.	11,215	323,306
State Bank of India	136,155	1,226,048
Sun Pharmaceutical Industries Ltd.	70,544	1,341,114
Supreme Industries Ltd.	4,712	235,657
Suzlon Energy Ltd.(a)	665,508	362,580
Tata Communications Ltd.	8,990	208,196
Tata Consultancy Services Ltd.	68,638	3,385,988
Tata Consumer Products Ltd.	42,660	611,783
Tata Elxsi Ltd.	2,546	239,744
Tata Motors Ltd.	122,596	1,403,616
Tata Motors Ltd., Class A	34,884	265,625
Tata Power Co. Ltd. (The)	106,787	478,925
Tata Steel Ltd.	549,631	931,721
Tech Mahindra Ltd.	40,134	616,748
Titan Co. Ltd.	26,585	1,161,804
Torrent Pharmaceuticals Ltd.	7,073	227,882
Trent Ltd.	13,470	629,540
Tube Investments of India Ltd.	7,935	333,095
TVS Motor Co. Ltd.	18,968	488,788
UltraTech Cement Ltd.	8,795	1,049,299
Union Bank of India Ltd.	104,757	184,836
United Spirits Ltd.	21,331	299,843
UPL Ltd.	33,907	192,029
Varun Beverages Ltd.	33,604	571,080
Vedanta Ltd.	65,080	209,706
Wipro Ltd.	96,784	603,818
Yes Bank Ltd.(a)	1,007,616	296,290
Zomato Ltd.(a)	442,991	881,734

		94,135,592

Indonesia — 2.4%
Adaro Energy Indonesia Tbk PT	1,023,000	157,665
Amman Mineral Internasional PT(a)	452,600	244,634
Aneka Tambang Tbk	725,700	67,400
Astra International Tbk PT	1,481,800	493,289
Bank Central Asia Tbk PT	4,167,600	2,622,529
Bank Mandiri Persero Tbk PT	2,831,400	1,264,711
Bank Negara Indonesia Persero Tbk PT	1,132,200	432,709
Bank Rakyat Indonesia Persero Tbk PT	5,147,777	2,006,005
Barito Pacific Tbk PT	2,139,093	132,962
Charoen Pokphand Indonesia Tbk PT	545,600	168,219
GoTo Gojek Tokopedia Tbk PT(a)	63,965,500	289,532

52	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Indah Kiat Pulp & Paper Tbk PT	187,600	$104,264
Indofood CBP Sukses Makmur Tbk PT	142,700	105,210
Indofood Sukses Makmur Tbk PT	327,700	138,149
Kalbe Farma Tbk PT	1,478,200	139,940
Merdeka Copper Gold Tbk PT(a)	706,866	101,667
Sarana Menara Nusantara Tbk PT	1,612,000	94,527
Semen Indonesia Persero Tbk PT	249,925	97,084
Sumber Alfaria Trijaya Tbk PT	1,326,800	232,179
Telkom Indonesia Persero Tbk PT	3,703,000	943,929
Unilever Indonesia Tbk PT	560,000	97,283
United Tractors Tbk PT	105,400	157,857

		10,091,744

Malaysia — 1.8%
AMMB Holdings Bhd	141,100	129,161
Axiata Group Bhd	220,700	129,372
CELCOMDIGI Bhd	235,900	216,617
CIMB Group Holdings Bhd	477,300	649,977
Gamuda Bhd	147,100	163,978
Genting Bhd	151,600	152,500
Genting Malaysia Bhd	246,000	148,989
Hong Leong Bank Bhd	50,800	211,236
IHH Healthcare Bhd	147,700	191,414
Inari Amertron Bhd	149,000	99,746
IOI Corp. Bhd	180,000	150,927
Kuala Lumpur Kepong Bhd	36,600	172,953
Malayan Banking Bhd	413,000	829,762
Malaysia Airports Holdings Bhd	62,056	110,891
Maxis Bhd	192,800	151,136
MISC Bhd	84,300	135,151
MR DIY Group M Bhd(b)	173,600	57,058
Nestle Malaysia Bhd	6,300	165,814
Petronas Chemicals Group Bhd	202,000	298,148
Petronas Dagangan Bhd	22,900	110,217
Petronas Gas Bhd	60,500	228,716
PPB Group Bhd	49,680	163,105
Press Metal Aluminium Holdings Bhd	298,200	294,306
Public Bank Bhd	1,157,650	1,074,451
QL Resources Bhd	87,650	107,270
RHB Bank Bhd	111,762	131,995
Sime Darby Bhd	195,900	111,937
Sime Darby Plantation Bhd	163,900	149,785
Telekom Malaysia Bhd	92,700	118,244
Tenaga Nasional Bhd	192,200	456,047
YTL Corp. Bhd	196,900	110,784
YTL Power International Bhd	167,400	139,338

		7,361,025

Philippines — 0.8%
Aboitiz Equity Ventures Inc.	135,290	127,591
Ayala Corp.	18,330	221,212
Ayala Land Inc.	512,060	319,149
Bank of the Philippine Islands	138,984	309,451
BDO Unibank Inc.	180,034	490,467
International Container Terminal Services Inc.	78,660	403,670
JG Summit Holdings Inc.	226,575	165,251
Jollibee Foods Corp.	34,870	169,837
Manila Electric Co.	18,920	131,260
Metropolitan Bank & Trust Co.	143,842	158,647
PLDT Inc.	5,855	136,620
SM Investments Corp.	18,424	308,293
SM Prime Holdings Inc.	744,150	418,307

Security	Shares	Value

Philippines (continued)
Universal Robina Corp.	62,650	$130,424

		3,490,179

South Korea — 15.1%
Amorepacific Corp.	2,051	184,421
Celltrion Inc.	11,436	1,546,563
Celltrion Pharm Inc.(a)	1,381	115,091
CJ CheilJedang Corp.	600	135,220
CosmoAM&T Co. Ltd.(a)	1,729	231,092
Coway Co. Ltd.	4,430	180,311
DB Insurance Co. Ltd.(a)	3,530	261,942
Doosan Bobcat Inc.	4,051	143,023
Doosan Enerbility Co. Ltd.(a)	33,650	410,714
Ecopro BM Co. Ltd.(a)	3,584	720,357
Ecopro Co. Ltd.(a)	1,488	693,982
Ecopro Materials Co. Ltd.(a)	682	98,899
GS Holdings Corp.	3,519	127,024
Hana Financial Group Inc.	21,763	925,970
Hanjin Kal Corp.	1,550	73,566
Hankook Tire & Technology Co. Ltd.	5,622	229,042
Hanmi Pharm Co. Ltd.(a)	506	126,995
Hanmi Semiconductor Co. Ltd.(a)	2,976	190,404
Hanon Systems	14,881	68,952
Hanwha Aerospace Co. Ltd.	2,732	384,978
Hanwha Ocean Co. Ltd.(a)	4,896	86,900
Hanwha Solutions Corp.	7,836	163,625
HD Hyundai Co. Ltd.	3,550	188,712
HD Hyundai Heavy Industries Co. Ltd.(a)	1,676	148,620
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	3,157	265,576
HLB Inc.(a)	8,832	541,840
HMM Co. Ltd.(a)	17,670	242,433
HYBE Co. Ltd.	1,610	241,132
Hyundai Engineering & Construction Co. Ltd.(a)	5,775	150,635
Hyundai Glovis Co. Ltd.(a)	1,357	194,275
Hyundai Mobis Co. Ltd.	4,673	852,344
Hyundai Motor Co.	10,102	1,901,877
Hyundai Steel Co.(a)	6,300	170,322
Industrial Bank of Korea(a)	22,610	237,947
Kakao Corp.	23,466	941,878
KakaoBank Corp.	12,210	261,652
Kakaopay Corp.(a)	2,185	72,420
Kangwon Land Inc.(a)	7,810	102,041
KB Financial Group Inc.	28,939	1,380,222
Kia Corp.(a)	19,436	1,820,141
Korea Aerospace Industries Ltd.(a)	5,643	217,733
Korea Electric Power Corp.(a)	19,219	357,869
Korea Investment Holdings Co. Ltd.(a)	3,444	183,941
Korea Zinc Co. Ltd.	658	221,228
Korean Air Lines Co. Ltd.	13,666	236,098
Krafton Inc.(a)	2,147	366,955
KT Corp.	5,222	153,175
KT&G Corp.	7,518	525,092
Kum Yang Co. Ltd.(a)	2,717	197,128
Kumho Petrochemical Co. Ltd.(a)	1,291	143,375
L&F Co. Ltd.(a)	1,958	250,120
LG Chem Ltd.	3,722	1,271,272
LG Corp.	7,099	499,691
LG Display Co. Ltd.(a)	17,548	149,768
LG Electronics Inc.	8,019	573,260
LG Energy Solution Ltd.(a)	3,514	1,061,967
LG H&H Co. Ltd.	733	176,054
LG Innotek Co. Ltd.	1,054	160,173

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
LG Uplus Corp.	15,810	$122,622
Lotte Chemical Corp.	1,472	135,349
Meritz Financial Group Inc.	7,647	477,280
Mirae Asset Securities Co. Ltd.(a)	17,796	120,766
NAVER Corp.	9,865	1,448,489
NCSoft Corp.	1,011	147,456
Netmarble Corp.(a)(b)	1,830	84,975
NH Investment & Securities Co. Ltd.(a)	12,602	111,272
Orion Corp./Republic of Korea	1,798	125,404
Pearl Abyss Corp.(a)	203	4,640
Posco DX Co. Ltd.(a)	4,030	164,453
POSCO Future M Co. Ltd.(a)	2,306	551,195
POSCO Holdings Inc.	5,392	1,752,366
Posco International Corp.(a)	3,973	168,521
Samsung Biologics Co. Ltd.(a)(b)	1,246	725,009
Samsung C&T Corp.	6,209	731,010
Samsung Electro-Mechanics Co. Ltd.	4,095	431,535
Samsung Electronics Co. Ltd.	355,431	19,617,259
Samsung Engineering Co. Ltd.(a)	11,379	210,456
Samsung Fire & Marine Insurance Co. Ltd.(a)	2,275	509,143
Samsung Heavy Industries Co. Ltd.(a)	49,632	295,065
Samsung Life Insurance Co. Ltd.	6,080	442,569
Samsung SDI Co. Ltd.	4,145	1,177,558
Samsung SDS Co. Ltd.	2,851	342,949
Samsung Securities Co. Ltd.	4,778	149,327
Shinhan Financial Group Co. Ltd.	33,109	1,082,319
SK Biopharmaceuticals Co. Ltd.(a)	2,409	175,565
SK Bioscience Co. Ltd.(a)	1,759	81,288
SK Hynix Inc.	40,684	4,796,010
SK IE Technology Co. Ltd.(a)(b)	1,990	109,763
SK Inc.	2,668	384,845
SK Innovation Co. Ltd.(a)	4,713	415,818
SK Square Co. Ltd.(a)	7,713	404,722
SK Telecom Co. Ltd.	3,154	124,849
SKC Co. Ltd.(a)	1,554	96,825
S-Oil Corp.	3,253	186,883
Woori Financial Group Inc.	45,623	511,200
Yuhan Corp.	4,208	213,438

		62,188,230

Taiwan — 21.4%
Accton Technology Corp.	41,000	674,714
Acer Inc.	189,062	270,391
Advantech Co. Ltd.	39,158	483,287
Airtac International Group	11,161	427,614
Alchip Technologies Ltd.	6,000	787,095
ASE Technology Holding Co. Ltd.	227,484	1,004,260
Asia Cement Corp.	179,229	229,424
Asustek Computer Inc.	54,000	778,067
AUO Corp.	449,200	249,136
Catcher Technology Co. Ltd.	47,000	292,839
Cathay Financial Holding Co. Ltd.	706,888	1,008,613
Chailease Holding Co. Ltd.	124,514	688,419
Chang Hwa Commercial Bank Ltd.	371,518	209,334
Cheng Shin Rubber Industry Co. Ltd.	113,776	169,124
China Airlines Ltd.	186,000	117,794
China Development Financial Holding Corp.(a)	1,118,400	444,558
China Steel Corp.	860,867	670,437
Chunghwa Telecom Co. Ltd.	285,000	1,085,753
Compal Electronics Inc.	284,000	327,953
CTBC Financial Holding Co. Ltd.	1,302,265	1,212,295
Delta Electronics Inc.	150,000	1,397,798
E Ink Holdings Inc.	69,000	537,184

Security	Shares	Value

Taiwan (continued)
E.Sun Financial Holding Co. Ltd.	1,021,582	$816,717
Eclat Textile Co. Ltd.	15,604	266,700
eMemory Technology Inc.	5,000	429,311
Eva Airways Corp.	186,000	185,165
Evergreen Marine Corp. Taiwan Ltd.	77,746	407,289
Far Eastern New Century Corp.	186,460	192,325
Far EasTone Telecommunications Co. Ltd.	134,000	333,847
Feng TAY Enterprise Co. Ltd.	48,391	253,144
First Financial Holding Co. Ltd.	778,783	667,943
Formosa Chemicals & Fibre Corp.	234,950	425,522
Formosa Petrochemical Corp.	101,000	237,522
Formosa Plastics Corp.	281,400	638,633
Fubon Financial Holding Co. Ltd.	561,435	1,208,729
Gigabyte Technology Co. Ltd.	40,000	437,508
Global Unichip Corp.	7,000	352,799
Globalwafers Co. Ltd.	16,000	282,598
Hon Hai Precision Industry Co. Ltd.	943,651	3,076,751
Hotai Motor Co. Ltd.	23,600	501,200
Hua Nan Financial Holdings Co. Ltd.	584,033	406,729
Innolux Corp.	635,992	305,158
Inventec Corp.	164,980	287,369
Largan Precision Co. Ltd.	7,000	574,486
Lite-On Technology Corp.	160,032	555,256
MediaTek Inc.	114,176	4,120,191
Mega Financial Holding Co. Ltd.	826,651	1,012,763
Micro-Star International Co. Ltd.	62,000	375,198
Nan Ya Plastics Corp.	324,090	612,869
Nan Ya Printed Circuit Board Corp.	22,000	147,397
Nanya Technology Corp.	64,000	136,256
Nien Made Enterprise Co. Ltd.	16,000	187,300
Novatek Microelectronics Corp.	42,000	799,401
Parade Technologies Ltd.	7,000	225,171
Pegatron Corp.	172,000	465,734
PharmaEssentia Corp.(a)	21,000	218,241
Pou Chen Corp.	125,000	120,760
Powerchip Semiconductor Manufacturing Corp.	186,000	162,596
President Chain Store Corp.	44,000	375,147
Quanta Computer Inc.	204,000	1,499,059
Realtek Semiconductor Corp.	39,140	705,422
Ruentex Development Co. Ltd.	103,242	118,809
Shanghai Commercial & Savings Bank Ltd. (The)	272,981	388,669
Shin Kong Financial Holding Co. Ltd.(a)	930,033	244,166
Silergy Corp.	24,000	316,682
SinoPac Financial Holdings Co. Ltd.	739,441	470,525
Synnex Technology International Corp.	62,050	152,863
Taishin Financial Holding Co. Ltd.	788,881	434,396
Taiwan Business Bank	449,552	199,181
Taiwan Cement Corp.	496,754	505,033
Taiwan Cooperative Financial Holding Co. Ltd.	732,075	601,501
Taiwan High Speed Rail Corp.	137,000	130,918
Taiwan Mobile Co. Ltd.	127,000	397,998
Taiwan Semiconductor Manufacturing Co. Ltd.	1,836,004	40,235,138
Unimicron Technology Corp.	103,000	585,239
Uni-President Enterprises Corp.	387,650	941,307
United Microelectronics Corp.	823,000	1,268,925
Vanguard International Semiconductor Corp.	77,000	175,894
Voltronic Power Technology Corp.	6,000	304,927
Walsin Lihwa Corp.	204,884	239,982
Wan Hai Lines Ltd.	62,000	98,767
Winbond Electronics Corp.	160,592	141,981
Wistron Corp.	200,000	732,353
Wiwynn Corp.	8,000	590,623

54	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
WPG Holdings Ltd.	129,320	$379,697
Yageo Corp.	25,936	458,247
Yang Ming Marine Transport Corp.	89,000	140,414
Yuanta Financial Holding Co. Ltd.	696,163	604,981
Zhen Ding Technology Holding Ltd.	63,455	201,944

		88,133,455

Thailand — 2.0%
Advanced Info Service PCL, NVDR	86,000	482,490
Airports of Thailand PCL, NVDR	318,400	564,253
Asset World Corp. PCL, NVDR(c)	675,800	72,608
Bangkok Dusit Medical Services PCL, NVDR	856,700	680,614
Bangkok Expressway & Metro PCL, NVDR	601,500	135,209
Berli Jucker PCL, NVDR	4,100	2,771
BTS Group Holdings PCL, NVDR	576,600	82,863
Bumrungrad Hospital PCL, NVDR	44,400	277,027
Central Pattana PCL, NVDR	148,800	268,626
Central Retail Corp. PCL, NVDR	148,474	144,122
Charoen Pokphand Foods PCL, NVDR(c)	260,400	137,204
CP ALL PCL, NVDR	428,100	686,441
CP Axtra PCL, NVDR	146,900	136,410
Delta Electronics Thailand PCL, NVDR(c)	229,400	456,670
Energy Absolute PCL, NVDR	125,600	123,621
Global Power Synergy PCL, NVDR	62,100	88,322
Gulf Energy Development PCL, NVDR	208,000	249,724
Home Product Center PCL, NVDR	455,949	142,406
Indorama Ventures PCL, NVDR	130,600	84,874
Intouch Holdings PCL, NVDR	87,900	166,103
Kasikornbank PCL, NVDR	45,300	155,452
Krung Thai Bank PCL, NVDR	254,750	114,334
Krungthai Card PCL, NVDR	74,600	88,959
Land & Houses PCL, NVDR	613,800	129,955
Minor International PCL, NVDR	243,580	215,684
Muangthai Capital PCL, NVDR	49,600	63,475
PTT Exploration & Production PCL, NVDR	100,510	422,076
PTT Global Chemical PCL, NVDR	164,600	174,211
PTT Oil & Retail Business PCL, NVDR	237,900	120,015
PTT PCL, NVDR	751,000	716,814
SCB X PCL, NVDR	62,500	196,308
SCG Packaging PCL, NVDR	99,200	77,459
Siam Cement PCL (The), NVDR	59,000	442,531
Thai Oil PCL, NVDR	93,400	145,822
TMBThanachart Bank PCL, NVDR	1,488,000	76,432
True Corp. PCL, NVDR(a)	775,042	152,651

		8,274,536

Total Common Stocks — 98.7% (Cost: $397,340,996)		406,570,276

Preferred Stocks

South Korea — 0.9%
Hyundai Motor Co.
Preference Shares, NVS	1,800	215,951

Security	Shares	Value

South Korea (continued)
Series 2, Preference Shares, NVS	2,860	$345,938
LG Chem Ltd., Preference Shares, NVS	497	112,361
Samsung Electronics Co. Ltd., Preference Shares, NVS	61,652	2,952,308

		3,626,558

Total Preferred Stocks — 0.9% (Cost: $3,487,538)		3,626,558

Rights

China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(a)	1,386	—

South Korea — 0.0%
LG Display Co. Ltd., (Expires 03/14/24, Strike Price KRW 10070)(a)	5,578	5,488

Total Rights — 0.0% (Cost: $—)		5,488

Total Long-Term Investments — 99.6% (Cost: $400,828,534)		410,202,322

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(e)(f)(g)	2,946,697	2,948,171
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(e)(f)	1,500,000	1,500,000

Total Short-Term Securities — 1.1% (Cost: $4,445,329)		4,448,171

Total Investments — 100.7% (Cost: $405,273,863)		414,650,493

Liabilities in Excess of Other Assets — (0.7)%		(3,001,310)

Net Assets — 100.0%		$411,649,183

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Asia ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,293,612	$—		$(2,345,811	)(a)	$(72)	$442	$2,948,171	2,946,697	$32,145	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,500,000	(a)	—		—	—	1,500,000	1,500,000	70,845		—

						$(72)	$442	$4,448,171		$102,990		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI China Index	7	03/15/24	$142	$(130)
MSCI Emerging Markets Index	19	03/15/24	966	12,248

				$12,118

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$12,248	$—	$—	$—	$12,248

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$130	$—	$—	$—	$130

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(44,841)	$—	$—	$—	$(44,841)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$26,344	$—	$—	$—	$26,344

56	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Asia ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,063,169

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$18,172,443	$388,397,833	$—	$406,570,276
Preferred Stocks	—	3,626,558	—	3,626,558
Rights	—	5,488	—	5,488
Short-Term Securities
Money Market Funds	4,448,171	—	—	4,448,171

	$22,620,614	$392,029,879	$—	$414,650,493

Derivative Financial Instruments(a)
Assets
Equity Contracts	$12,248	$—	$—	$12,248
Liabilities
Equity Contracts	—	(130)	—	(130)

	$12,248	$(130)	$—	12,118

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.9%
3R Petroleum Oleo E Gas SA(a)	72,416	$407,159
AES Brasil Energia SA(a)	64,232	134,896
Allos SA, NVS	128,464	638,043
Alupar Investimento SA	31,062	186,081
Ambipar Participacoes e Empreendimentos SA	22,568	67,099
Arezzo Industria e Comercio SA	21,360	254,502
Armac Locacao Logistica E Servicos SA	33,790	86,190
Auren Energia SA	56,110	144,815
BrasilAgro - Co. Brasileira de Propriedades Agricolas	19,096	91,118
BRF SA(a)	177,878	540,315
Cia de Saneamento de Minas Gerais Copasa MG	57,660	239,752
Cia. Brasileira de Aluminio	76,183	61,301
Cia. de Saneamento do Parana	50,344	261,589
Cielo SA	368,156	396,217
CM Hospitalar SA(a)	40,052	68,081
Cogna Educacao SA(a)	547,646	277,618
Cury Construtora e Incorporadora SA	44,082	170,968
Cyrela Brazil Realty SA Empreendimentos e Participacoes	85,126	411,836
Dexco SA	118,110	193,401
Direcional Engenharia SA	41,416	197,203
EcoRodovias Infraestrutura e Logistica SA	82,920	153,126
Embraer SA(a)	207,452	1,019,503
Enauta Participacoes SA	44,700	229,116
Ez Tec Empreendimentos e Participacoes SA	36,720	124,687
Fleury SA	67,084	214,702
GPS Participacoes e Empreendimentos SA(b)	111,290	400,958
Grendene SA	117,420	152,352
Grupo De Moda Soma SA	165,240	232,681
Grupo Mateus SA(a)	164,926	267,738
Grupo SBF SA	31,620	78,301
Hidrovias do Brasil SA(a)	216,318	167,098
Iguatemi SA	67,208	317,984
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	30,420	129,731
Iochpe Maxion SA	36,332	91,797
IRB-Brasil Resseguros SA(a)	18,901	147,601
JHSF Participacoes SA	116,808	104,798
LOG Commercial Properties e Participacoes SA	14,570	64,070
LWSA SA(b)	121,768	136,438
M. Dias Branco SA	20,760	172,140
Marfrig Global Foods SA(a)	112,220	223,487
Mills Locacao Servicos e Logistica SA	38,100	95,421
Minerva SA	72,478	99,289
Movida Participacoes SA	52,638	90,323
MRV Engenharia e Participacoes SA(a)	118,481	181,615
Multiplan Empreendimentos Imobiliarios SA	75,206	399,548
Odontoprev SA	79,608	192,971
Oncoclinicas do Brasil Servicos Medicos SA(a)	78,802	163,276
Orizon Valorizacao de Residuos SA(a)	19,592	132,030
Pet Center Comercio e Participacoes SA	115,620	96,988
Petroreconcavo SA	46,438	214,857
Santos Brasil Participacoes SA	158,038	335,399
Sao Martinho SA	48,720	277,358
Serena Energia SA, NVS	60,780	114,442
SIMPAR SA	122,460	189,438
SLC Agricola SA	58,032	229,508
Smartfit Escola de Ginastica e Danca SA	81,344	400,248
Transmissora Alianca de Energia Eletrica SA	41,044	292,281
Tres Tentos Agroindustrial SA	36,960	79,034

Security	Shares	Value

Brazil (continued)
Tupy SA	24,000	$123,594
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	137,330	241,172
Vivara Participacoes SA	45,260	297,721
Vulcabras SA	29,636	110,589
Wilson Sons SA, NVS	68,758	238,594
YDUQS Participacoes SA	80,042	327,826

		14,180,014

Chile — 0.7%
Aguas Andinas SA, Class A	741,842	218,085
Banco Itau Chile SA, NVS	20,580	202,379
CAP SA	27,420	188,107
Cia. Cervecerias Unidas SA	44,950	260,804
Colbun SA	2,611,800	358,898
Empresa Nacional de Telecomunicaciones SA	52,411	170,683
Engie Energia Chile SA(a)	164,548	140,521
Inversiones La Construccion SA	5,108	44,045
Parque Arauco SA	208,444	332,497
Plaza SA(a)	136,980	202,763
SMU SA	1,133,298	191,264
Sociedad de Inversiones Oro Blanco SA	11,491,452	81,765
Vina Concha y Toro SA	173,724	180,295

		2,572,106

China — 8.2%
361 Degrees International Ltd.	300,000	160,184
3SBio Inc.(b)	434,000	286,580
AIM Vaccine Co. Ltd., NVS	86,800	78,047
AK Medical Holdings Ltd.(b)(c)	240,000	155,719
Alibaba Pictures Group Ltd.(a)	3,600,000	206,501
A-Living Smart City Services Co. Ltd., Class A(b)	240,000	122,891
Alphamab Oncology(a)(b)	186,000	118,954
ANE Cayman Inc.(a)	248,000	130,112
Angelalign Technology Inc.(b)(c)	12,400	104,010
Anhui Expressway Co. Ltd., Class H	138,000	153,343
Anxin-China Holdings Ltd.(d)	1,084,000	1
Arrail Group Ltd., NVS(a)(b)(c)	93,000	71,863
Ascentage Pharma Group International(a)(b)(c)	74,400	246,032
Asia Cement China Holdings Corp.	279,000	75,275
Ausnutria Dairy Corp. Ltd.	98,000	31,667
Bairong Inc. (a)(b)	93,000	156,682
Beijing Capital International Airport Co. Ltd., Class H(a)	620,000	199,936
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H(c)	62,000	78,396
Beijing Jingneng Clean Energy Co. Ltd., Class H	620,000	131,182
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(c)	120,000	142,829
Binjiang Service Group Co. Ltd.	37,500	79,231
BOE Varitronix Ltd.(c)	120,000	83,630
Boshiwa International Holding Ltd.(d)	32,000	—
Canaan Inc., ADR(a)(c)	59,245	93,015
Canggang Railway Ltd., NVS(c)	496,000	92,787
Canvest Environmental Protection Group Co. Ltd.	186,000	97,638
CARsgen Therapeutics Holdings Ltd., NVS(a)(b)(c)	124,000	105,478
CGN Mining Co. Ltd.(a)(c)	930,000	226,303
CGN New Energy Holdings Co. Ltd.(c)	620,000	153,418
Chervon Holdings Ltd.(c)	39,600	75,665
China Animal Healthcare Ltd.(d)	126,000	—
China Aoyuan Group Ltd.(a)	603,000	12,939
China BlueChemical Ltd., Class H	600,000	180,079
China Conch Venture Holdings Ltd.	496,000	496,695

58	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Datang Corp. Renewable Power Co. Ltd., Class H	780,000	$177,125
China East Education Holdings Ltd.(b)	248,000	82,949
China Education Group Holdings Ltd.	372,000	213,127
China Everbright Environment Group Ltd.	1,082,000	402,148
China Everbright Ltd.	372,000	203,934
China Foods Ltd.	372,000	133,986
China High Speed Transmission Equipment Group Co. Ltd.(a)	15,000	2,773
China Huiyuan Juice Group Ltd.(d)	379,000	—
China Jinmao Holdings Group Ltd.	1,800,000	146,270
China Lesso Group Holdings Ltd.	372,000	176,921
China Lilang Ltd.	186,000	99,724
China Metal Recycling Holdings Ltd.(d)	12,000	—
China Modern Dairy Holdings Ltd.	1,240,000	102,882
China New Higher Education Group Ltd.(b)	300,000	94,445
China Nonferrous Mining Corp Ltd.	434,000	301,485
China Oriental Group Co. Ltd.	620,000	93,284
China Overseas Grand Oceans Group Ltd.	552,000	141,282
China Renaissance Holdings Ltd.(a)(b)(c)(d)	172,500	98,267
China Resources Building Materials Technology Holdings Ltd.	868,000	150,564
China Resources Medical Holdings Co. Ltd.(c)	341,000	185,827
China Risun Group Ltd.(c)	600,000	234,689
China Shineway Pharmaceutical Group Ltd.	120,000	135,077
China South City Holdings Ltd.(c)	2,040,000	43,336
China Tobacco International HK Co. Ltd.	124,000	155,072
China Traditional Chinese Medicine Holdings Co. Ltd.	868,000	478,927
China Travel International Investment Hong Kong Ltd.	868,000	148,498
China Water Affairs Group Ltd.(c)	248,000	170,095
China XLX Fertiliser Ltd.	262,000	105,819
China Youran Dairy Group Ltd.(b)(c)	558,000	89,669
Chinasoft International Ltd.	620,000	403,857
CIMC Enric Holdings Ltd.	240,000	192,991
Cloud Music Inc.(a)(b)(c)	19,550	219,536
CMGE Technology Group Ltd.(a)(c)	620,000	76,741
COFCO Joycome Foods Ltd.(a)(c)	1,116,000	218,001
Concord New Energy Group Ltd.	2,480,000	205,575
Cosmopolitan International Holdings Ltd., NVS(c)	144,000	33,694
CSG Holding Co. Ltd.	384,400	118,322
Dada Nexus Ltd., ADR(a)(c)	28,954	60,803
Daqo New Energy Corp., ADR(a)	11,718	249,359
Digital China Holdings Ltd.	310,000	105,509
Dongyue Group Ltd.	480,000	429,647
DPC Dash Ltd., NVS(c)	12,400	89,648
Everest Medicines Ltd.(a)(b)	60,000	184,530
FIH Mobile Ltd. (a)(c)	1,980,000	122,500
FinVolution Group, ADR	49,166	257,138
Fu Shou Yuan International Group Ltd.	481,000	314,165
Fufeng Group Ltd.	434,400	266,322
GDS Holdings Ltd.(a)	279,000	236,969
Gemdale Properties & Investment Corp. Ltd.(c)	2,644,000	89,222
Genertec Universal Medical Group Co. Ltd.(b)	310,000	169,982
Global New Material International Holdings Ltd.(a)	372,000	182,218
Golden Solar New Energy Technology Holdings Ltd. (a)(c)	288,800	141,643
Grand Pharmaceutical Group Ltd., Class A	403,000	183,975
Greentown China Holdings Ltd.	279,000	224,141
Greentown Management Holdings Co. Ltd.(b)	240,000	151,075
Greentown Service Group Co. Ltd.	438,000	157,370
Guangzhou R&F Properties Co. Ltd., Class H(a)(c)	504,000	65,334
Gushengtang Holdings Ltd.(c)	48,000	263,497

Security	Shares	Value

China (continued)
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	960,000	$92,070
Hainan Meilan International Airport Co. Ltd., Class H(a)(c)	62,000	58,399
Hangzhou Steam Turbine Power Group Co. Ltd., Class B	132,057	118,341
Harbin Electric Co. Ltd., Class H	240,000	73,125
Helens International Holdings Co. Ltd. (c)	150,000	63,712
Hello Group Inc., ADR	46,490	306,369
Hopson Development Holdings Ltd.(a)(c)	341,087	163,001
Hua Han Health Industry Holdings Ltd.(d)	1,112,400	1
Huabao International Holdings Ltd.(c)	300,000	89,327
HUTCHMED China Ltd.(a)(c)	180,000	556,195
HUYA Inc., ADR(a)(c)	31,992	111,972
iDreamSky Technology Holdings Ltd.(a)(b)(c)	396,800	102,706
InnoCare Pharma Ltd.(a)(b)	248,000	163,216
Jinchuan Group International Resources Co. Ltd.	1,054,000	88,547
JinkoSolar Holding Co. Ltd., ADR	13,440	363,418
Jinxin Fertility Group Ltd.(a)(b)(c)	713,000	220,949
Jiumaojiu International Holdings Ltd.(b)	310,000	215,167
JOYY Inc., ADR	9,610	302,715
Kangji Medical Holdings Ltd.	217,000	176,647
Keymed Biosciences Inc.(a)(b)(c)	60,000	259,872
Kingboard Laminates Holdings Ltd.	217,000	134,698
Kingsoft Cloud Holdings Ltd.(a)	116,000	23,557
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	33,660	96,604
Lee & Man Paper Manufacturing Ltd.	420,000	119,755
Legend Holdings Corp., Class H(b)	83,100	69,414
Lepu Biopharma Co. Ltd.(c)	241,000	114,813
LexinFintech Holdings Ltd., ADR	10,050	18,492
Lifetech Scientific Corp. (a)(c)	1,364,000	345,902
LK Technology Holdings Ltd.	180,000	78,726
Lonking Holdings Ltd.	744,000	125,009
Lufax Holding Ltd., Class A, ADR	49,600	154,752
Luye Pharma Group Ltd. (a)(b)(c)	589,000	217,548
Maoyan Entertainment(a)(b)	124,000	136,730
Medlive Technology Co. Ltd.(b)	93,000	88,484
Meitu Inc.(b)(c)	806,000	265,252
MH Development Ltd.(d)	32,500	151
Microport Cardioflow Medtech Corp.(a)(b)(c)	480,000	79,371
Microport Scientific Corp.(a)	229,400	225,020
Midea Real Estate Holding Ltd.(b)	108,000	60,167
Ming Yuan Cloud Group Holdings Ltd.(a)(c)	310,000	88,362
Minth Group Ltd.	222,000	377,679
MMG Ltd.(a)	960,000	256,994
Mobvista Inc.(a)(b)(c)	240,000	100,513
National Agricultural Holdings Ltd., NVS(d)	354,000	—
Nayuki Holdings Ltd.(a)	180,000	70,632
NetDragon Websoft Holdings Ltd.(c)	105,000	150,855
New Horizon Health Ltd.(a)(b)(c)	91,000	236,958
Nexteer Automotive Group Ltd.(c)	300,000	138,227
Nine Dragons Paper Holdings Ltd.(a)	434,000	201,216
Noah Holdings Ltd., ADR	11,580	128,770
Ocumension Therapeutics(a)(b)	125,000	82,383
Peijia Medical Ltd.(a)(b)(c)	186,000	120,974
Ping An Healthcare and Technology Co. Ltd.(a)(b)	136,400	211,494
Poly Property Group Co. Ltd.	637,000	117,038
Qingdao Ainnovation Technology Group Co. Ltd.(a)(b)	80,600	71,671
Radiance Holdings Group Co. Ltd.(a)(c)	248,000	67,785
Redco Properties Group Ltd.(a)(b)(c)(d)	570,000	42,055
RLX Technology Inc., ADR	178,064	347,225
SciClone Pharmaceuticals Holdings Ltd.(b)	124,000	206,560
Seazen Group Ltd.(a)(c)	720,000	101,556

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Industrial Holdings Ltd.	186,000	$243,245
Shenzhen International Holdings Ltd.	480,000	404,757
Shenzhen Investment Ltd.	840,000	112,465
Shoucheng Holdings Ltd.(c)	879,200	169,554
Shougang Fushan Resources Group Ltd.	620,000	258,157
Shui On Land Ltd.	964,000	87,242
Sihuan Pharmaceutical Holdings Group Ltd.(c)	1,860,000	135,416
Simcere Pharmaceutical Group Ltd.(b)	186,000	132,323
Sinopec Engineering Group Co. Ltd., Class H	502,500	275,513
Sinopec Kantons Holdings Ltd.	372,000	168,670
Skyworth Group Ltd.	396,000	139,217
SOHO China Ltd.(a)	1,085,000	95,227
SSY Group Ltd.	480,000	268,868
Sun King Technology Group Ltd.(a)	10,000	1,456
Sunac Services Holdings Ltd.(b)(c)	372,000	94,574
Superb Summit International Group Ltd.(d)	11,913	—
SY Holdings Group Ltd.(c)	248,000	134,400
TCL Electronics Holdings Ltd.	372,000	135,964
Tiangong International Co. Ltd.	496,000	113,817
Tianli International Holdings Ltd.	434,000	260,560
Tianneng Power International Ltd.(c)	240,000	216,368
Tong Ren Tang Technologies Co. Ltd., Class H	220,000	144,270
Tongdao Liepin Group(a)	124,000	61,347
Towngas Smart Energy Co. Ltd.(c)	360,000	129,929
Triumph New Energy Co. Ltd., Class H (a)(c)	120,000	81,096
Tuya Inc.(a)	72,420	142,667
Untrade SMI Holdings(d)	468,800	1
Untradelumena Newmat, NVS(d)	5,249	—
Up Fintech Holding Ltd., ADR(a)(c)	33,590	135,032
Venus MedTech Hangzhou Inc., Class H(a)(b)(d)	103,500	60,938
Vnet Group Inc., ADR(a)(c)	40,176	62,273
Wasion Holdings Ltd.	240,000	150,280
Weibo Corp., ADR	18,538	169,067
Weimob Inc.(a)(b)(c)	806,000	215,826
West China Cement Ltd.	1,080,000	124,109
XD Inc.(a)(c)	86,800	161,675
Xinte Energy Co. Ltd.(a)	99,200	132,529
Xtep International Holdings Ltd.	341,000	188,585
Yeahka Ltd.(a)(c)	72,000	116,562
Yidu Tech Inc. (a)(b)	235,600	126,673
Yihai International Holding Ltd.	180,000	251,985
Youdao Inc., ADR(a)	2,466	10,752
Yuexiu REIT	992,000	132,791
Yuexiu Transport Infrastructure Ltd.	464,000	263,652
Zhou Hei Ya International Holdings Co. Ltd.(b)	496,000	114,583
Zonqing Environmental Ltd., NVS(c)	18,000	51,153

		29,603,730

Czech Republic — 0.0%
Colt CZ Group SE	2,622	68,779
Philip Morris CR AS(c)	141	93,338

		162,117

Egypt — 0.4%
Abou Kir Fertilizers & Chemical Industries	49,650	65,021
Cairo For Investment & Real Estate Developments - CIRA Education	134,772	35,107
Cleopatra Hospital(a)	470,267	55,389
E-Finance for Digital & Financial Investments, NVS	136,613	57,471
EISewedy Electric Co.	267,345	182,577
Ezz Steel Co. SAE(a)	66,310	101,468
Fawry for Banking & Payment Technology Services SAE(a)	339,221	48,980

Security	Shares	Value

Egypt (continued)
Misr Fertilizers Production Co. SAE	159,225	$195,783
Talaat Moustafa Group	499,040	650,846
Telecom Egypt Co.	212,632	160,148

		1,552,790

Greece — 0.5%
Aegean Airlines SA(a)	17,608	239,406
Athens Water Supply & Sewage Co. SA(c)	14,136	84,336
GEK Terna Holding Real Estate Construction SA	19,323	297,392
Hellenic Energy Holdings SA	25,544	232,745
Holding Co. ADMIE IPTO SA	52,700	130,144
LAMDA Development SA(a)	28,830	210,638
Sarantis SA	13,516	133,956
Terna Energy SA	17,484	313,066
Titan Cement International SA	12,462	353,559

		1,995,242

Hungary — 0.1%
Magyar Telekom Telecommunications PLC	112,778	256,026

India — 26.0%
360 ONE WAM Ltd.	42,036	363,230
3M India Ltd.	1,020	393,375
Aarti Drugs Ltd.	16,616	99,627
Aarti Industries Ltd.	55,986	442,850
Aarti Pharmalabs Ltd., NVS	17,608	103,752
Aavas Financiers Ltd.(a)	15,126	265,152
Action Construction Equipment Ltd.	9,144	139,410
Aditya Birla Fashion and Retail Ltd.(a)	113,088	306,752
Advanced Enzyme Technologies Ltd.	33,480	155,234
Aegis Logistics Ltd.	47,280	250,815
Affle India Ltd.(a)	19,800	266,320
AGI Greenpac Ltd.	9,052	89,396
AIA Engineering Ltd.	13,020	573,587
Ajanta Pharma Ltd.	13,640	363,223
Alembic Pharmaceuticals Ltd.	16,262	199,597
Alkyl Amines Chemicals	6,014	155,530
Allcargo Logistics Ltd.	104,718	107,665
Alok Industries Ltd.(a)	386,520	134,340
Amara Raja Energy & Mobility Ltd.	35,154	355,657
Amber Enterprises India Ltd.(a)	6,060	269,064
Anand Rathi Wealth Ltd.	6,200	272,543
Angel One Ltd.	11,904	399,538
Apar Industries Ltd.	5,642	425,643
Apollo Tyres Ltd.	100,440	627,060
Aptus Value Housing Finance India Ltd.	58,218	246,924
Archean Chemical Industries Ltd., NVS	18,228	166,142
Asahi India Glass Ltd.	33,780	218,275
Aster DM Healthcare Ltd.(a)(b)	46,748	266,828
AstraZeneca Pharma India Ltd.	1,922	127,874
Atul Ltd.	4,278	320,625
Avanti Feeds Ltd.	15,424	94,199
Bajaj Electricals Ltd.	14,074	168,994
Bajel Projects Ltd., NVS	10,015	26,240
Balaji Amines Ltd.	4,154	108,866
Balrampur Chini Mills Ltd.	43,752	196,535
BASF India Ltd.	5,084	201,990
Bata India Ltd.	18,538	315,122
Bayer CropScience Ltd.	4,526	309,463
BEML Ltd., (Acquired 02/10/22, Cost: $142,261)(e)	6,572	246,787
Bharat Dynamics Ltd.	14,880	324,314
Biocon Ltd.	123,132	409,646
Birla Corp. Ltd.	9,060	178,984
Birlasoft Ltd.	53,100	496,281

60	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
BLS International Services Ltd.	41,788	$184,001
Blue Dart Express Ltd.	2,046	148,909
Blue Star Ltd.	40,140	614,356
Borosil Renewables Ltd.(a)	20,040	129,716
Brigade Enterprises Ltd.	40,362	485,781
Brightcom Group Ltd.(a)	508,152	105,410
Brookfield India Real Estate Trust(b)	61,256	187,093
BSE Ltd.	20,398	582,665
Campus Activewear Ltd.(a)	23,746	69,749
Can Fin Homes Ltd.	27,528	256,886
Carborundum Universal Ltd.	34,100	439,354
Castrol India Ltd.	114,191	286,632
CCL Products India Ltd.	29,202	221,790
CE Info Systems Ltd.	5,952	129,506
Ceat Ltd.	6,944	238,893
Central Depository Services India Ltd.	16,554	382,860
Century Plyboards India Ltd.	18,972	161,855
Century Textiles & Industries Ltd.	17,050	289,788
Cera Sanitaryware Ltd.	1,860	169,934
CESC Ltd.	195,600	299,625
Chalet Hotels Ltd.(a)	26,102	254,618
Chambal Fertilisers and Chemicals Ltd.	59,280	250,769
Chemplast Sanmar Ltd.(a)	26,820	152,216
Chennai Petroleum Corp. Ltd.	10,292	109,733
Cholamandalam Financial Holdings Ltd.	31,062	392,767
CIE Automotive India Ltd.	45,322	240,466
City Union Bank Ltd.	110,280	179,307
Clean Science & Technology Ltd.	7,680	130,648
CMS Info Systems Ltd.	47,306	219,078
Cochin Shipyard Ltd., NVS	26,970	283,883
Coforge Ltd.	17,732	1,401,716
Computer Age Management Services Ltd.	13,589	502,227
Coromandel International Ltd.	36,180	468,993
Craftsman Automation Ltd.	2,728	137,720
CreditAccess Grameen Ltd.(a)	18,360	325,170
CRISIL Ltd.	5,828	351,955
Crompton Greaves Consumer Electricals Ltd.	184,946	647,823
Cyient Ltd.	25,606	625,724
Data Patterns India Ltd.(a)	6,944	207,590
Deepak Fertilisers & Petrochemicals Corp. Ltd.	24,180	147,316
Deepak Nitrite Ltd.	19,980	532,114
Delhivery Ltd.(a)	109,740	623,824
Devyani International Ltd.(a)	110,988	204,906
Dixon Technologies India Ltd.	9,920	797,474
Dr Lal PathLabs Ltd.(b)	12,247	346,985
Easy Trip Planners Ltd., NVS	224,564	130,869
eClerx Services Ltd.	8,112	247,065
Edelweiss Financial Services Ltd.	187,736	172,057
EID Parry India Ltd.	32,882	249,707
EIH Ltd.	63,302	307,789
Elecon Engineering Co. Ltd.	13,620	164,464
Electronics Mart India Ltd., NVS	41,292	102,805
Electrosteel Castings Ltd.	75,144	144,912
Elgi Equipments Ltd.	58,320	458,853
Emami Ltd.	60,003	336,465
Embassy Office Parks REIT	251,472	1,133,677
Endurance Technologies Ltd.(b)	10,500	235,032
Engineers India Ltd.	88,102	222,440
EPL Ltd.	55,862	126,076
Equitas Small Finance Bank Ltd.(b)	191,880	230,349
Eris Lifesciences Ltd.(a)(b)	16,058	170,766
Exide Industries Ltd.	149,640	576,912

Security	Shares	Value

India (continued)
Federal Bank Ltd.	545,160	$987,977
Fine Organic Industries Ltd.	2,640	137,808
Finolex Cables Ltd.	22,382	248,203
Finolex Industries Ltd.	87,720	230,835
Firstsource Solutions Ltd.	129,394	320,046
Five-Star Business Finance Ltd., NVS	36,518	310,866
Fortis Healthcare Ltd.	138,922	682,378
Galaxy Surfactants Ltd.	3,591	109,835
GE T&D India Ltd.(a)	5,566	61,180
Genus Power Infrastructures Ltd.	23,460	70,706
GHCL Ltd.	23,374	143,870
Gland Pharma Ltd.(a)(b)	9,224	196,415
GlaxoSmithKline Pharmaceuticals Ltd.	12,896	337,016
Glenmark Pharmaceuticals Ltd.	45,120	503,574
Global Health Ltd., NVS(a)	27,218	447,731
GMM Pfaudler Ltd.	11,718	183,703
Go Fashion India Ltd.(a)	10,920	148,978
Godawari Power and Ispat Ltd.	21,762	194,178
Godfrey Phillips India Ltd.	4,529	161,089
Godrej Industries Ltd.(a)	23,684	228,799
Gokaldas Exports Ltd.	16,430	166,961
Granules India Ltd.	44,330	248,290
Graphite India Ltd.	32,340	233,335
Gravita India Ltd.	8,308	95,539
Great Eastern Shipping Co. Ltd. (The)	33,914	411,476
Greaves Cotton Ltd.	63,302	115,274
Greenpanel Industries Ltd.	21,824	101,452
Grindwell Norton Ltd.	13,980	351,503
Gujarat Ambuja Exports Ltd.	25,620	121,179
Gujarat Fluorochemicals Ltd.	8,494	379,380
Gujarat Gas Ltd.	41,416	282,563
Gujarat Mineral Development Corp. Ltd.	27,466	129,171
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	29,946	231,150
Gujarat Pipavav Port Ltd.	48,608	122,639
Gujarat State Fertilizers & Chemicals Ltd.	82,620	216,473
Gujarat State Petronet Ltd.	93,620	416,298
Happiest Minds Technologies Ltd.	24,676	251,846
HBL Power Systems Ltd.	33,720	211,206
HFCL Ltd.	241,440	311,895
HG Infra Engineering Ltd.	11,618	123,219
Himadri Speciality Chemical Ltd.	56,854	252,424
Hindustan Construction Co. Ltd.(a)	262,384	131,957
Hindustan Copper Ltd.	78,058	253,683
Hindustan Foods Ltd.(a)	16,058	100,151
Hitachi Energy India Ltd.	3,534	255,566
ICICI Securities Ltd.(b)	33,687	331,888
IDFC Ltd.(a)	385,454	540,688
IFCI Ltd.(a)	214,024	118,180
IIFL Finance Ltd.	64,728	459,916
India Cements Ltd. (The)(a)	56,544	155,806
Indiabulls Housing Finance Ltd.	130,386	297,209
Indiabulls Real Estate Ltd.(a)	147,932	212,747
IndiaMART Intermesh Ltd.(b)	9,052	290,104
Indian Energy Exchange Ltd.(b)	138,600	236,946
Indian Renewable Energy Development Agency Ltd., NVS	190,446	344,642
Indigo Paints Ltd.	4,898	82,611
Indo Count Industries Ltd.	31,000	126,996
Infibeam Avenues Ltd.	285,758	126,653
Inox Wind Ltd.(a)	30,690	223,208
Intellect Design Arena Ltd.	28,080	373,943
ION Exchange India Ltd., NVS	27,000	157,349

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Ipca Laboratories Ltd.	42,284	$607,367
IRB Infrastructure Developers Ltd., NVS	391,778	296,638
IRCON International Ltd.(b)	112,964	311,331
Jai Balaji Industries Ltd., NVS	7,936	122,754
Jai Corp. Ltd.	18,972	72,026
Jain Irrigation Systems Ltd.(a)	128,588	85,089
Jaiprakash Associates Ltd.(a)	359,878	86,371
Jaiprakash Power Ventures Ltd.(a)	1,110,482	243,291
Jammu & Kashmir Bank Ltd. (The)	72,044	124,380
JB Chemicals & Pharmaceuticals Ltd., NVS	21,638	407,901
JBM Auto Ltd.	8,556	223,333
Jindal Saw Ltd.	37,944	218,794
JK Cement Ltd.	11,408	620,601
JK Lakshmi Cement Ltd.	19,964	221,142
JK Paper Ltd.	28,148	126,722
JK Tyre & Industries Ltd.	23,498	147,493
JM Financial Ltd.	164,424	190,640
Jubilant Ingrevia Ltd.	24,311	141,153
Jubilant Pharmova Ltd., Class A	25,296	173,052
Jupiter Wagons Ltd., NVS	37,200	166,829
Just Dial Ltd.(a)	9,908	110,510
Jyothy Labs Ltd.	49,352	275,007
Kajaria Ceramics Ltd.	26,880	413,551
Kalpataru Projects International Ltd.	29,884	347,366
Kalyan Jewellers India Ltd.	81,902	392,538
Kansai Nerolac Paints Ltd.	62,496	218,267
Karnataka Bank Ltd. (The)	61,814	169,135
Karur Vysya Bank Ltd. (The)	134,520	297,361
Kaveri Seed Co. Ltd.	13,920	111,428
Kaynes Technology India Ltd., NVS	8,308	294,477
KEC International Ltd.	41,168	360,181
KEI Industries Ltd.	17,223	665,614
Kirloskar Brothers Ltd.	6,120	67,838
Kirloskar Ferrous Industries Ltd.	25,668	164,528
Kirloskar Oil Engines Ltd.	28,334	312,333
KNR Constructions Ltd.	57,288	184,739
KPI Green Energy Ltd.(b)	4,762	99,939
KPIT Technologies Ltd.	52,140	985,392
KPR Mill Ltd.	27,652	256,197
KRBL Ltd.	22,754	88,311
Krishna Institute Of Medical Sciences Ltd.(a)(b)	15,624	424,606
KSB Ltd.	4,898	216,179
L&T Finance Holdings Ltd.	240,622	484,155
Lakshmi Machine Works Ltd.	1,626	283,764
Laurus Labs Ltd.(b)	105,958	518,888
Laxmi Organic Industries Ltd.	35,774	109,090
Lemon Tree Hotels Ltd.(a)(b)	168,454	283,084
LIC Housing Finance Ltd.	95,976	749,155
Lloyds Engineering Works Ltd., NVS	170,906	120,547
LT Foods Ltd.	57,480	124,725
Mahanagar Gas Ltd.	16,058	287,006
Maharashtra Seamless Ltd.	16,740	185,571
Mahindra & Mahindra Financial Services Ltd.	156,860	534,976
Mahindra Lifespace Developers Ltd.	31,868	222,005
Manappuram Finance Ltd.	177,780	378,078
Mastek Ltd.	7,130	251,995
Max Financial Services Ltd.(a)	76,756	895,686
Medplus Health Services Ltd.(a)	18,166	152,519
Metropolis Healthcare Ltd.(b)	9,060	174,929
Mindspace Business Parks REIT(b)	62,040	254,420
Mishra Dhatu Nigam Ltd.(b)	19,468	95,210
Motherson Sumi Wiring India Ltd.	599,040	505,957

Security	Shares	Value

India (continued)
Motilal Oswal Financial Services Ltd.	12,896	$250,554
MTAR Technologies Ltd.(a)	7,068	163,272
Multi Commodity Exchange of India Ltd.	8,494	384,769
Narayana Hrudayalaya Ltd.	23,002	372,182
Natco Pharma Ltd.	24,651	295,654
National Aluminium Co. Ltd.	257,486	482,883
Navin Fluorine International Ltd.	9,734	354,834
Nazara Technologies Ltd.(a)	11,966	107,569
NBCC India Ltd.	182,838	296,852
NCC Ltd./India	152,768	455,264
Network18 Media & Investments Ltd.(a)	72,420	93,246
Neuland Laboratories Ltd.	2,666	229,369
Newgen Software Technologies Ltd.	22,444	229,708
Nexus Select Trust, NVS	152,086	231,459
NIIT Learning Systems Ltd., NVS	28,148	176,340
Nippon Life India Asset Management Ltd.(b)	42,284	263,120
NLC India Ltd.	44,268	118,763
NMDC Steel Ltd., NVS(a)	244,714	181,196
Nuvama Wealth Management Ltd., NVS	2,480	122,957
Nuvoco Vistas Corp. Ltd.(a)	31,186	124,529
Olectra Greentech Ltd.	12,090	286,356
Orient Cement Ltd.	42,842	117,300
Orient Electric Ltd.	40,858	102,669
Orissa Minerals Development Co. Ltd. (The)(a)	660	53,957
Paisalo Digital Ltd.	67,642	150,390
Patel Engineering Ltd.(a)	106,640	86,721
PB Fintech Ltd.(a)	76,074	1,070,082
PCBL Ltd.	91,800	316,754
PDS Ltd.	9,176	56,637
Phoenix Mills Ltd. (The)	30,628	1,016,275
Piramal Enterprises Ltd.	33,170	366,001
Piramal Pharma Ltd., NVS(a)	162,613	258,660
PNB Housing Finance Ltd.(a)(b)	35,340	295,698
PNC Infratech Ltd.	42,036	216,983
Poly Medicure Ltd.	12,028	226,441
Polyplex Corp. Ltd.	6,263	65,080
Poonawalla Fincorp Ltd.	82,020	461,608
Praj Industries Ltd.	41,602	249,960
Pricol Ltd.(a)	28,272	137,618
Procter & Gamble Health Ltd.	2,760	169,464
PTC Industries Ltd., NVS	1,302	132,045
PVR Inox Ltd.(a)	22,072	364,993
Quess Corp. Ltd.(b)	24,240	150,203
Radico Khaitan Ltd.	24,490	463,140
Rain Industries Ltd.	70,432	156,188
Rainbow Children’s Medicare Ltd.	18,240	298,295
Rajesh Exports Ltd.(a)	21,700	80,664
Rajratan Global Wire Ltd.	8,760	66,463
Ramco Cements Ltd. (The)	33,108	333,263
Ramkrishna Forgings Ltd.	31,558	297,629
Ratnamani Metals & Tubes Ltd.	9,238	337,609
RattanIndia Enterprises Ltd.(a)	153,060	154,230
Raymond Ltd.	11,940	263,983
RBL Bank Ltd.(b)	146,568	459,725
Redington Ltd.	181,226	451,335
Relaxo Footwears Ltd.	23,100	233,013
Reliance Infrastructure Ltd.(a)	73,153	194,433
Reliance Power Ltd.(a)	871,906	254,701
Restaurant Brands Asia Ltd.(a)	117,924	152,045
Rhi Magnesita India Ltd.	20,760	142,833
Route Mobile Ltd.	11,460	220,396
Safari Industries India Ltd.	8,742	214,680

62	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Sanofi India Ltd.	2,451	$254,013
Sapphire Foods India Ltd.(a)	11,532	208,842
Saregama India Ltd.	30,660	148,760
Sharda Cropchem Ltd.	8,760	37,860
Sheela Foam Ltd.(a)	13,206	165,026
Shivalik Bimetal Controls Ltd., NVS	7,936	51,645
Shoppers Stop Ltd.(a)	18,042	161,475
Shree Renuka Sugars Ltd.(a)	261,268	146,634
SJVN Ltd.	239,100	350,076
SKF India Ltd.	7,874	448,507
Sobha Ltd.	13,680	257,566
Sonata Software Ltd.	55,180	538,805
South Indian Bank Ltd. (The)	356,700	138,718
Star Health & Allied Insurance Co. Ltd.(a)	42,656	288,131
Sterling and Wilson Renewable Energy Ltd.(a)	22,692	165,367
Sterlite Technologies Ltd.	64,800	107,104
Sumitomo Chemical India Ltd.	33,294	150,297
Sun TV Network Ltd.	25,320	187,950
Sundram Fasteners Ltd.	35,526	458,268
Suprajit Engineering Ltd.	40,500	207,778
Supreme Petrochem Ltd., NVS	23,808	209,578
Surya Roshni Ltd., NVS	12,710	91,906
Suven Pharmaceuticals Ltd.(a)	34,740	263,562
Swan Energy Ltd.	5,836	52,450
Syngene International Ltd.(b)	54,292	461,820
Tamilnad Mercantile Bank Ltd., NVS	22,402	130,654
Tanla Platforms Ltd.	21,240	250,278
Tata Chemicals Ltd.	42,904	484,720
Tata Investment Corp. Ltd.	3,906	340,907
Tata Teleservices Maharashtra Ltd.(a)	187,674	197,819
TCI Express Ltd.	4,740	63,944
TeamLease Services Ltd.(a)	4,154	150,702
Tejas Networks Ltd.(a)(b)	23,400	210,625
Texmaco Rail & Engineering Ltd.	68,963	157,067
Thanga Mayil Jewellery Ltd., NVS	5,201	85,786
Timken India Ltd.	9,238	302,747
Titagarh Rail System Ltd.	20,340	229,875
Transport Corp. of India Ltd.	9,920	99,205
Trident Ltd.	428,110	218,167
Triveni Engineering & Industries Ltd.	33,840	134,616
Triveni Turbine Ltd.	47,740	286,412
TTK Prestige Ltd.	15,600	140,611
TV18 Broadcast Ltd.(a)	226,020	162,325
UNO Minda Ltd.	63,860	514,485
Usha Martin Ltd.	51,578	204,603
UTI Asset Management Co. Ltd.	14,460	155,947
Vardhman Textiles Ltd.	36,390	187,408
Varroc Engineering Ltd.(a)(b)	17,360	101,826
V-Guard Industries Ltd.	55,920	218,893
Vijaya Diagnostic Centre Pvt Ltd.	17,918	139,275
Vinati Organics Ltd.	9,780	196,515
VIP Industries Ltd.	24,420	162,667
V-Mart Retail Ltd.(a)	4,320	99,497
Voltamp Transformers Ltd.	1,429	151,781
Voltas Ltd.	58,590	783,027
Welspun Corp. Ltd.	35,960	221,414
Welspun Living Ltd.	80,104	149,235
West Coast Paper Mills Ltd.	10,230	76,538
Westlife Foodworld Ltd.	21,576	194,730
Whirlpool of India Ltd.	9,238	140,041
Zee Entertainment Enterprises Ltd.(a)	241,304	467,079
Zen Technologies Ltd.	11,543	119,841

Security	Shares	Value

India (continued)
Zensar Technologies Ltd.	38,502	$254,981
ZF Commercial Vehicle Control Systems India Ltd.	1,680	294,278

		94,160,078

Indonesia — 1.8%
Ace Hardware Indonesia Tbk PT	2,281,600	121,251
AKR Corporindo Tbk PT	2,517,200	272,303
Astra Agro Lestari Tbk PT	90,000	38,392
Astrindo Nusantara Infrastructure Tbk PT(a)	13,640,000	71,173
Bank Aladin Syariah Tbk PT(a)	2,380,800	162,103
Bank BTPN Syariah Tbk PT	756,000	66,147
Bank Bukopin Tbk PT(a)	15,975,352	78,276
Bank Jago Tbk PT(a)	1,295,800	224,221
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	840,064	64,415
Bank Tabungan Negara Persero Tbk PT	1,339,200	121,963
Berkah Beton Sadaya Tbk PT(a)	7,350,000	23,385
BFI Finance Indonesia Tbk PT	2,932,600	257,524
Bukalapak.com PT Tbk(a)	17,492,400	175,151
Bukit Asam Tbk PT	1,153,200	187,761
Bumi Resources Minerals Tbk PT(a)	18,336,000	168,017
Bumi Resources Tbk PT(a)	16,524,100	91,479
Bumi Serpong Damai Tbk PT(a)	1,605,800	103,581
Ciputra Development Tbk PT	2,982,063	240,994
Elang Mahkota Teknologi Tbk PT	3,831,600	114,647
Energi Mega Persada Tbk PT, NVS(a)	3,858,000	49,591
Erajaya Swasembada Tbk PT	2,592,000	78,181
Hanson International Tbk PT(a)(d)	25,794,200	—
Harum Energy Tbk PT(a)	840,000	66,926
Indika Energy Tbk PT	576,000	49,848
Indo Tambangraya Megah Tbk PT	117,800	196,334
Indocement Tunggal Prakarsa Tbk PT	316,200	182,582
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,219,657	86,865
Inti Agri Resources Tbk PT(a)(d)	12,327,500	—
Japfa Comfeed Indonesia Tbk PT	1,560,000	114,158
Jasa Marga Persero Tbk PT	682,000	235,566
Lippo Karawaci Tbk PT(a)	10,912,000	52,078
Map Aktif Adiperkasa PT	3,515,400	246,067
Medco Energi Internasional Tbk PT	1,908,512	158,698
Media Nusantara Citra Tbk PT	1,612,000	33,440
Medikaloka Hermina Tbk PT	1,767,000	142,237
Metro Healthcare Indonesia TBK PT(a)	6,324,000	59,155
Mitra Adiperkasa Tbk PT	2,591,600	316,602
Pabrik Kertas Tjiwi Kimia Tbk PT	480,000	209,227
Pacific Strategic Financial Tbk PT(a)	2,394,000	169,096
Pakuwon Jati Tbk PT	4,878,000	126,024
Panin Financial Tbk PT(a)	3,740,500	61,933
Perusahaan Gas Negara Tbk PT	2,926,400	203,019
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	990,000	53,279
Sawit Sumbermas Sarana Tbk PT	1,104,000	79,735
Smartfren Telecom Tbk PT(a)	56,351,800	190,051
Sugih Energy Tbk PT(a)(d)	1,824,800	—
Summarecon Agung Tbk PT	3,150,050	110,134
Surya Citra Media Tbk PT	7,872,000	74,714
Surya Esa Perkasa Tbk PT	2,718,000	89,072
Transcoal Pacific Tbk PT	318,000	159,432
Waskita Karya Persero Tbk PT(a)(d)	3,225,094	33,164
XL Axiata Tbk PT	1,314,000	199,002

		6,408,993

Kuwait — 1.1%
Al Ahli Bank of Kuwait KSCP	319,424	266,178

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Kuwait (continued)
Ali Alghanim Sons Automotive Co. KSCC, NVS	48,794	$186,263
Boubyan Petrochemicals Co. KSCP	117,741	233,450
Boursa Kuwait Securities Co. KPSC	34,380	228,214
Burgan Bank SAK	286,860	193,000
Commercial Real Estate Co. Ksc	418,128	163,039
Gulf Cable & Electrical Industries Co. KSCP	38,254	185,583
Humansoft Holding Co. KSC	30,341	332,248
Jazeera Airways Co. KSCP	32,222	118,208
Kuwait International Bank KSCP	274,298	147,160
Kuwait Projects Co. Holding KSCP(a)	630,292	258,068
Kuwait Telecommunications Co.	131,502	258,883
National Industries Group Holding SAK	610,824	475,431
National Investments Co. KSCP	152,644	141,360
National Real Estate Co. KPSC(a)	408,084	105,292
Salhia Real Estate Co. KSCP	133,672	199,802
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	179,924	99,547
Warba Bank KSCP	458,490	280,361

		3,872,087

Malaysia — 2.3%
AFFIN Bank Bhd	179,800	97,832
Alliance Bank Malaysia Bhd	336,000	252,170
Axis Real Estate Investment Trust	427,800	159,563
Bank Islam Malaysia Bhd	168,400	87,380
Bermaz Auto Bhd	426,100	219,088
British American Tobacco Malaysia Bhd	54,144	95,270
Bumi Armada Bhd(a)(c)	840,000	97,354
Bursa Malaysia Bhd	186,050	293,198
Carlsberg Brewery Malaysia Bhd	60,000	240,986
Chin Hin Group Bhd, NVS(a)	222,000	181,642
CTOS Digital Bhd	452,600	144,110
D&O Green Technologies Bhd(a)	180,000	126,071
Dialog Group Bhd	992,000	438,984
DRB-Hicom Bhd	348,000	102,096
Fraser & Neave Holdings Bhd	43,400	269,792
Frontken Corp. Bhd	434,050	336,625
Greatech Technology Bhd(a)	136,400	137,392
HAP Seng Consolidated Bhd	73,700	68,645
Hartalega Holdings Bhd(a)	522,000	276,250
Heineken Malaysia Bhd	48,200	230,157
Hibiscus Petroleum Bhd	255,080	135,911
IJM Corp. Bhd	630,000	284,487
IOI Properties Group Bhd(c)	489,800	237,412
Kossan Rubber Industries Bhd	468,000	185,405
Lotte Chemical Titan Holding Bhd(a)(b)	210,000	52,218
Magnum Bhd	99,250	23,633
Malaysia Building Society Bhd(c)	1,074,100	172,326
Malaysian Pacific Industries Bhd(c)	24,000	147,038
My EG Services Bhd	1,831,500	311,071
Padini Holdings Bhd	180,000	128,585
Pentamaster Corp. Bhd	222,050	200,985
PMB Technology Bhd(a)	130,200	76,822
Sam Engineering & Equipment M Bhd	99,200	99,712
Scientex Bhd	276,000	226,239
Sime Darby Property Bhd	1,074,500	174,728
SP Setia Bhd Group(c)	606,100	108,130
Sports Toto Bhd	148,806	44,841
Sunway REIT	483,600	158,975
Supermax Corp. Bhd	628,616	109,995
Syarikat Takaful Malaysia Keluarga Bhd	30,144	23,630
TIME dotCom Bhd	389,400	451,809
Top Glove Corp. Bhd(a)	1,866,000	316,700

Security	Shares	Value

Malaysia (continued)
TSH Resources Bhd	260,400	$57,097
Unisem M Bhd(c)	120,000	84,371
United Plantations Bhd	49,600	231,198
UWC Bhd(a)	174,000	125,964
ViTrox Corp. Bhd	89,600	141,608
VS Industry Bhd	905,250	141,261
Yinson Holdings Bhd	353,400	189,900

		8,496,656

Mexico — 2.0%
Alsea SAB de CV(a)	148,800	570,258
Bolsa Mexicana de Valores SAB de CV	119,500	257,730
Concentradora Fibra Danhos SA de CV(c)	49,600	59,686
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(c)	297,600	216,509
Corp Inmobiliaria Vesta SAB de CV	248,035	869,507
FIBRA Macquarie Mexico(b)	223,461	439,600
GCC SAB de CV	49,620	523,908
Genomma Lab Internacional SAB de CV, Class B	204,600	157,973
Gentera SAB de CV	347,200	521,892
Grupo Rotoplas SAB de CV	80,626	137,844
Grupo Televisa SAB, CPO	706,800	422,564
Grupo Traxion SAB de CV, Class A(a)(b)	108,337	196,217
La Comer SAB de CV	148,800	347,899
Megacable Holdings SAB de CV, CPO	86,800	223,668
Nemak SAB de CV(a)(b)	882,096	180,101
Ollamani SAB, NVS	3,200	5,402
Qualitas Controladora SAB de CV	62,000	696,417
Regional SAB de CV	74,400	694,183
TF Administradora Industrial S de Real de CV(c)	241,800	577,678

		7,099,036

Panama — 0.1%
Intercorp Financial Services Inc.	7,502	204,805

Philippines — 0.7%
Alliance Global Group Inc.	806,000	147,966
AREIT Inc.	240,000	148,999
Bloomberry Resorts Corp.(a)	1,260,000	251,485
Century Pacific Food Inc.	415,400	247,548
Converge Information and Communications Technology Solutions Inc.(a)	600,000	96,104
D&L Industries Inc.	840,100	101,024
DMCI Holdings Inc.	924,000	180,148
GT Capital Holdings Inc.	30,380	379,919
LT Group Inc.	731,600	123,636
Manila Water Co. Inc.	372,000	128,643
Megaworld Corp.	1,984,000	68,170
Puregold Price Club Inc.	310,000	151,650
Robinsons Land Corp.	612,000	178,250
Robinsons Retail Holdings Inc.	49,600	33,087
Security Bank Corp.	110,400	139,436
Semirara Mining & Power Corp., Class A	260,400	149,621
Wilcon Depot Inc.	474,000	182,129

		2,707,815

Poland — 1.3%
Alior Bank SA(a)	28,024	673,195
AmRest Holdings SE(a)	24,720	154,917
Asseco Poland SA	14,788	277,709
Bank Millennium SA(a)	189,420	473,953
CCC SA(a)	13,950	265,910
Enea SA(a)	93,109	228,030
Grupa Azoty SA(a)(c)	17,633	99,531

64	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Poland (continued)
Grupa Kety SA	2,852	$503,687
Jastrzebska Spolka Weglowa SA, Class S(a)(c)	16,920	174,874
KRUK SA	5,580	588,360
Orange Polska SA	203,112	415,700
Tauron Polska Energia SA(a)	347,924	315,612
Text SA	5,700	136,465
Warsaw Stock Exchange	6,360	70,179
XTB SA(b)	17,732	214,129

		4,592,251

Qatar — 0.7%
Al Meera Consumer Goods Co. QSC	22,568	80,209
Baladna(a)	290,100	101,531
Doha Bank QPSC	557,504	252,076
Estithmar Holding QPSC(a)	258,480	140,351
Gulf International Services QSC	276,656	217,903
Gulf Warehousing Co.	74,834	64,501
Medicare Group	68,356	86,717
Qatar Aluminum Manufacturing Co.	731,972	255,081
Qatar Navigation QSC	288,300	869,683
Qatari Investors Group QSC	114,290	59,468
United Development Co. QSC	408,022	115,865
Vodafone Qatar QSC	534,254	253,465

		2,496,850

Russia — 0.0%
Credit Bank of Moscow PJSC(a)(d)	4,743,600	518
Detsky Mir PJSC(a)(b)(d)	238,520	26
Federal Grid Co. Rosseti PJSC(a)(d)	142,040,000	16
Globaltrans Investment PLC, GDR(a)(d)(f)	36,180	4
IPJSC United Medical Group, GDR(d)(f)	11,658	1
Lenta PJSC, GDR(a)(d)	58,692	6
LSR Group PJSC, Class A(d)	16,818	2
Mosenergo PJSC(d)	4,900,000	536
QIWI PLC, ADR(a)(d)	20,971	2
Rostelecom PJSC(d)	373,860	41
Segezha Group PJSC(a)(b)(d)	1,675,000	183
Sistema AFK PAO(d)	1,865,280	204
Sovcomflot PJSC(d)	338,350	37
Unipro PJSC(a)(d)	4,288,000	469

		2,045

Saudi Arabia — 4.1%
Abdullah Al Othaim Markets Co.	136,524	485,908
Al Hammadi Holding	25,920	462,385
Al Jouf Agricultural Development Co.	6,518	94,199
Al Masane Al Kobra Mining Co.	9,982	155,707
Al Moammar Information Systems Co.	5,260	204,222
Al Rajhi Co. for Co-operative Insurance(a)	13,950	315,663
Al Rajhi REIT	73,253	175,793
Alamar Foods, NVS	3,240	93,132
Al-Dawaa Medical Services Co.	11,594	354,322
Aldrees Petroleum and Transport Services Co.	11,346	546,191
AlKhorayef Water & Power Technologies Co.(a)	4,657	301,253
Almunajem Foods Co.	6,448	180,606
Alujain Corp.(a)	14,136	159,188
Arabian Cement Co./Saudi Arabia	17,422	152,564
Arabian Contracting Services Co.	5,078	355,567
Arriyadh Development Co.	32,580	205,342
Astra Industrial Group	12,338	555,988
Catrion Catering Holding Co.	13,454	479,283
City Cement Co.	27,387	139,604
Eastern Province Cement Co.	15,180	145,239
Electrical Industries Co.	148,428	166,622

Security	Shares	Value

Saudi Arabia (continued)
Emaar Economic City(a)	122,450	$266,207
Fawaz Abdulaziz Al Hokair & Co.(a)	19,964	95,500
Halwani Brothers Co.(a)	6,882	102,241
Herfy Food Services Co.	6,060	59,174
Jadwa REIT Saudi Fund	61,256	213,970
Jahez International Co., NVS	26,670	253,688
Jamjoom Pharmaceuticals Factory Co., NVS	6,448	248,109
Leejam Sports Co. JSC	8,280	475,565
Maharah Human Resources Co.	74,958	146,577
Methanol Chemicals Co.(a)	16,802	77,847
Middle East Healthcare Co.(a)	12,710	412,110
Middle East Paper Co.	13,702	161,530
National Agriculture Development Co. (The)(a)	49,600	437,880
National Co. for Learning & Education	6,262	282,519
National Gas & Industrialization Co.	12,400	283,457
National Industrialization Co.(a)	39,618	139,233
National Medical Care Co.	7,688	412,563
Perfect Presentation For Commercial Services Co., NVS(a)	19,778	184,580
Qassim Cement Co. (The)	13,380	212,279
Saudi Arabia Refineries Co.	4,650	114,691
Saudi Automotive Services Co.	10,122	254,825
Saudi Cement Co.	22,072	274,848
Saudi Ceramic Co.	15,314	126,467
Saudi Chemical Co. Holding	142,800	203,940
Saudi Ground Services Co.(a)	33,960	374,888
Saudi Pharmaceutical Industries & Medical Appliances Corp.(a)	18,120	184,930
Saudi Public Transport Co.(a)	28,080	155,438
Saudi Real Estate Co.(a)	53,320	285,402
Saudia Dairy & Foodstuff Co.	5,040	510,813
Seera Group Holding(a)	49,980	445,120
Sinad Holding Co.(a)	23,374	87,256
Southern Province Cement Co.	17,940	191,105
Sustained Infrastructure Holding Co.	18,352	152,921
Tanmiah Food Co.	2,511	89,230
Theeb Rent A Car Co.	8,928	176,041
United Electronics Co.	12,745	324,890
United International Transportation Co.	13,950	328,770
Yamama Cement Co.	34,380	330,827
Yanbu Cement Co.	24,420	205,112

		15,011,321

South Africa — 3.0%
Adcock Ingram Holdings Ltd.	16,554	48,411
AECI Ltd.	17,090	86,615
African Rainbow Minerals Ltd.	30,938	272,345
Astral Foods Ltd.	13,578	103,838
AVI Ltd.	101,256	472,070
Barloworld Ltd.	40,300	141,302
Burstone Group Ltd.	243,102	97,089
Coronation Fund Managers Ltd.	75,480	122,822
Dis-Chem Pharmacies Ltd.(b)	124,868	198,825
DRDGOLD Ltd.	156,420	106,152
Equites Property Fund Ltd.	238,920	163,227
Fortress REIT Ltd., Series B, Class B(a)	392,150	339,809
Foschini Group Ltd. (The)	100,800	550,505
Grindrod Ltd.	228,360	153,589
Growthpoint Properties Ltd.	977,554	596,828
Hosken Consolidated Investments Ltd.(a)	13,740	126,123
Hyprop Investments Ltd.(c)	118,769	194,049
Investec Ltd.	77,252	485,826
JSE Ltd.	23,374	106,804

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Life Healthcare Group Holdings Ltd.(c)	385,206	$352,469
Momentum Metropolitan Holdings	320,044	347,743
Motus Holdings Ltd.	50,964	246,184
Mr. Price Group Ltd.	78,180	693,304
MultiChoice Group(a)	84,506	460,025
Netcare Ltd.	319,052	225,565
Ninety One Ltd.	55,268	112,723
Oceana Group Ltd.	35,650	132,488
Omnia Holdings Ltd.	28,946	94,173
Pick n Pay Stores Ltd.	117,004	123,470
PSG Financial Services Ltd.	340,689	269,816
Redefine Properties Ltd.(c)	2,083,944	434,964
Resilient REIT Ltd.(c)	93,540	229,900
Reunert Ltd.	55,180	187,520
Santam Ltd.	13,920	219,686
Sappi Ltd.	156,178	375,951
SPAR Group Ltd. (The)(a)	54,808	279,041
Super Group Ltd./South Africa	111,352	153,327
Telkom SA SOC Ltd.(a)	92,340	139,136
Thungela Resources Ltd.	39,060	213,832
Tiger Brands Ltd.	48,732	506,884
Truworths International Ltd.(c)	117,300	439,539
Vukile Property Fund Ltd.	272,493	209,839
Wilson Bayly Holmes-Ovcon Ltd.(a)	23,160	157,036

		10,970,844

South Korea — 13.1%
ABLBio Inc.(a)	11,842	202,401
Advanced Nano Products Co. Ltd.(a)	2,914	306,136
AfreecaTV Co. Ltd.	2,480	239,940
Ahnlab Inc.(c)	2,040	109,704
Alteogen Inc.(a)(c)	11,160	1,343,066
Amorepacific Group	9,362	187,758
Asiana Airlines Inc.(a)	16,980	148,484
BGF retail Co. Ltd.	2,542	252,229
BH Co. Ltd.	8,006	102,940
Bioneer Corp.(a)	7,200	132,524
BNK Financial Group Inc.	75,144	423,702
Boryung	13,144	117,608
Canariabio Inc.(a)	44,392	33,137
Caregen Co. Ltd.	5,100	89,380
Cellivery Therapeutics Inc.(a)(c)(d)	10,519	42,215
Chabiotech Co. Ltd.(a)	14,323	180,292
Cheil Worldwide Inc.	19,034	264,430
Chong Kun Dang Pharmaceutical Corp.	2,356	191,332
Chunbo Co. Ltd.(a)	1,984	135,025
CJ CGV Co. Ltd.(a)	25,143	116,826
CJ Corp.(a)	4,092	298,029
CJ ENM Co. Ltd.(a)	3,300	197,010
CJ Logistics Corp.(a)	2,852	266,528
Classys Inc.	6,882	166,427
Com2uSCorp	2,880	92,354
Cosmax Inc.(a)	2,542	205,514
Cosmochemical Co. Ltd.(a)	8,509	224,956
Creative & Innovative System(a)(c)	20,274	169,497
CS Wind Corp.	8,060	313,720
Cuckoo Homesys Co. Ltd.(a)	4,712	71,036
Curexo Inc.(a)	8,946	100,357
Daeduck Electronics Co. Ltd./New(a)(c)	10,478	175,832
Daejoo Electronic Materials Co. Ltd.(a)	4,278	242,399
Daesang Corp.(a)	9,480	139,945
Daewoo Engineering & Construction Co. Ltd.(a)	53,568	160,281
Daewoong Co. Ltd.	8,100	133,761

Security	Shares	Value

South Korea (continued)
Daewoong Pharmaceutical Co. Ltd.	1,620	$139,485
Daishin Securities Co. Ltd.(a)	13,020	160,701
Daou Technology Inc.	7,316	119,469
Dawonsys Co. Ltd.(a)(c)	10,354	100,240
DB HiTek Co. Ltd.	9,920	346,723
Dentium Co. Ltd.(a)	2,356	255,645
DGB Financial Group Inc.	45,446	302,555
DL E&C Co. Ltd.	8,804	245,027
DL Holdings Co. Ltd.(a)	3,968	141,854
Dong-A Socio Holdings Co. Ltd.	1,302	106,533
Dong-A ST Co. Ltd.	1,922	108,269
Dongjin Semichem Co. Ltd.(a)	10,920	306,475
DongKook Pharmaceutical Co. Ltd.	10,049	124,633
Dongkuk Steel Mill Co. Ltd/New	12,338	119,934
Dongsuh Companies Inc.	15,004	197,032
Dongwha Enterprise Co. Ltd.(a)	2,326	120,487
Dongwon F&B Co. Ltd.(a)	3,385	80,934
Doosan Co. Ltd.(a)	2,340	160,263
Doosan Fuel Cell Co. Ltd.(a)	14,446	215,901
Doosan Tesna Inc.(a)	4,216	135,694
DoubleUGames Co. Ltd.	3,844	133,833
Douzone Bizon Co. Ltd.(a)	5,332	182,729
Duk San Neolux Co. Ltd.(a)	3,480	101,751
Ecopro HN Co. Ltd.	3,840	173,125
E-MART Inc.(a)	5,642	313,834
EMRO Inc., NVS	2,480	100,833
EM-Tech Co. Ltd.	4,650	126,672
Enchem Co. Ltd.(a)	2,542	537,259
Eo Technics Co. Ltd.(a)	2,700	416,523
Eoflow Co. Ltd.(a)	3,492	13,512
ESR Kendall Square REIT Co. Ltd.	50,816	152,156
Eugene Technology Co. Ltd.	5,208	147,676
F&F Co. Ltd./New	2,852	155,065
Fila Holdings Corp.	14,322	412,780
Foosung Co. Ltd.(a)	17,655	110,881
Gaonchips Co. Ltd.(a)	1,364	109,091
GC Cell Corp.	3,410	101,706
GemVax & Kael Co. Ltd.(a)	10,440	96,148
GOLFZON Co. Ltd.(a)	1,984	116,966
Green Cross Corp.	2,046	181,163
Green Cross Holdings Corp.	9,660	119,542
GS Engineering & Construction Corp.(a)	19,344	232,055
GS Retail Co. Ltd.	11,780	197,414
HAESUNG DS Co. Ltd.	3,667	127,473
Hana Materials Inc.(c)	3,348	119,857
Hana Micron Inc.(a)	11,656	227,498
Hana Tour Service Inc.(a)	4,195	207,426
Hanall Biopharma Co. Ltd.(a)	10,788	282,257
Handsome Co. Ltd.	5,882	84,390
Hanil Cement Co. Ltd./New	11,780	107,586
Hankook & Co. Co. Ltd.	7,874	100,737
Hanmi Science Co. Ltd.(a)	6,696	207,335
Hansae Co. Ltd.	5,958	91,370
Hansol Chemical Co. Ltd.(a)	2,790	357,580
Hanssem Co. Ltd.	2,852	103,819
Hanwha Corp.	12,772	282,669
Hanwha Investment & Securities Co. Ltd.(a)	47,678	159,540
Hanwha Life Insurance Co. Ltd.(a)	93,372	221,271
Hanwha Systems Co. Ltd.	21,390	268,278
HD Hyundai Construction Equipment Co. Ltd.	3,780	153,074
HD Hyundai Electric Co. Ltd.	6,758	633,048
HD Hyundai Infracore Co. Ltd.	40,740	246,719

66	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
HDC Hyundai Development Co-Engineering & Construction, Class E	12,276	$183,316
Hite Jinro Co. Ltd.(c)	10,020	150,380
HL Mando Co. Ltd.	10,503	262,225
HLB Life Science Co. Ltd.(a)	26,288	278,748
Hotel Shilla Co. Ltd.	6,944	313,408
HPSP Co. Ltd.	11,594	448,797
Hugel Inc.(a)	1,984	273,513
Hyosung Advanced Materials Corp.	930	233,319
Hyosung Corp.	2,976	133,717
Hyosung Heavy Industries Corp.	1,550	224,373
Hyosung TNC Corp.	806	175,423
Hyundai Bioscience Co. Ltd.(a)	10,850	169,029
Hyundai Department Store Co. Ltd.	4,838	190,657
Hyundai Elevator Co. Ltd.(a)	7,502	224,890
Hyundai Marine & Fire Insurance Co. Ltd.(a)	16,740	395,930
Hyundai Mipo Dockyard Co. Ltd.(a)	4,960	234,293
Hyundai Rotem Co. Ltd.(c)	23,374	588,575
Hyundai Wia Corp.(a)	5,394	244,081
Il Dong Pharmaceutical Co. Ltd.(a)	6,135	72,468
Iljin Hysolus Co. Ltd.(a)	6,448	114,015
Innocean Worldwide Inc.	5,766	94,960
Innox Advanced Materials Co. Ltd.	5,270	125,636
Intellian Technologies Inc.(a)	2,852	117,440
IS Dongseo Co. Ltd.	5,520	114,947
ISC Co. Ltd.	3,472	188,300
i-SENS Inc.	6,572	113,249
ISU Specialty Chemical, NVS(a)	1,240	305,528
IsuPetasys Co. Ltd.	14,460	333,682
JB Financial Group Co. Ltd.	31,864	314,928
Jeisys Medical Inc.(a)	21,328	126,398
Jeju Semiconductor Corp.(a)	7,750	157,724
Jin Air Co. Ltd.(a)	11,520	108,156
JR Global REIT	63,054	195,181
Jusung Engineering Co. Ltd.	10,354	286,483
JW Pharmaceutical Corp.	4,774	118,236
JYP Entertainment Corp.(a)	7,688	425,507
K Car Co. Ltd., NVS	8,680	80,088
Kakao Games Corp.(a)	13,516	238,750
KCC Corp.	1,500	299,447
KCC Glass Corp.	4,774	147,171
KEPCO Engineering & Construction Co. Inc.(a)	5,208	277,684
KEPCO Plant Service & Engineering Co. Ltd.(a)	7,800	218,128
KG Dongbusteel	16,864	95,106
KIWOOM Securities Co. Ltd.(a)	4,364	412,509
KMW Co. Ltd.(a)	8,308	88,782
Koh Young Technology Inc.	17,174	248,283
Kolmar Korea Co. Ltd.(a)	4,514	161,063
Kolon Industries Inc.	6,180	180,245
KoMiCo Ltd.	2,542	118,440
Korea Electric Terminal Co. Ltd.	1,860	88,802
Korea Gas Corp.(a)	8,665	188,832
Korea Line Corp.(a)	62,806	96,926
Korea Petrochemical Ind Co. Ltd.	1,302	139,478
Korean Reinsurance Co.(a)	39,494	238,778
Kumho Tire Co. Inc.(a)	41,974	198,914
Kyung Dong Navien Co. Ltd.	2,943	117,356
L&C Bio Co. Ltd.	8,122	145,215
Lake Materials Co. Ltd.(a)	11,883	186,841
LEENO Industrial Inc.	2,976	466,246
LegoChem Biosciences Inc.(a)	8,308	331,670
LIG Nex1 Co. Ltd.	3,720	400,679

Security	Shares	Value

South Korea (continued)
Lotte Corp.	2,389	$54,181
Lotte Energy Materials Corp.	7,254	190,150
Lotte Fine Chemical Co. Ltd.	5,332	190,369
LOTTE REIT Co. Ltd.	47,460	111,585
Lotte Rental Co. Ltd.	4,526	91,818
Lotte Shopping Co. Ltd.	3,410	198,911
Lotte Tour Development Co. Ltd.(a)	15,996	108,757
LS Corp.	5,394	356,657
LS Electric Co. Ltd.	4,800	231,451
Lunit Inc.(a)	6,060	278,032
LX International Corp.	8,866	183,020
LX Semicon Co. Ltd.	3,660	207,388
Mcnex Co. Ltd.	4,581	87,605
Medytox Inc.	1,612	191,799
MegaStudyEdu Co. Ltd.	2,820	131,662
Mezzion Pharma Co. Ltd.(a)	7,192	218,330
Myoung Shin Industrial Co. Ltd.(a)(c)	11,904	144,194
Naturecell Co. Ltd.(a)(c)	20,088	105,207
Neowiz Games Corp.	3,360	55,949
Nexon Games Co. Ltd.(a)	9,734	101,949
NEXTIN Inc.(a)	2,976	170,864
NHN Corp.	5,332	106,415
NICE Information Service Co. Ltd.(a)(c)	12,772	102,798
NKMax Co. Ltd.(a)	25,080	30,624
NongShim Co. Ltd.	992	259,069
OCI Co. Ltd.	1,922	122,185
OCI Holdings Co. Ltd.	4,650	328,664
Orion Holdings Corp.	7,080	76,048
Oscotec Inc.(a)	9,362	156,230
Ottogi Corp.(c)	660	198,908
Pan Ocean Co. Ltd.	84,134	308,046
Paradise Co. Ltd.	14,818	141,018
Park Systems Corp.	1,800	233,637
Partron Co. Ltd.	13,260	78,381
Pearl Abyss Corp.(a)	6,448	146,964
People & Technology Inc.(a)	6,267	190,627
Peptron Inc.(a)	7,006	121,270
PharmaResearch Co. Ltd.	2,160	152,752
PI Advanced Materials Co. Ltd.(a)	6,420	101,588
Poongsan Corp.	5,084	164,887
Posco M-Tech Co. Ltd.(a)	6,200	114,228
PSK Inc.	8,618	164,767
Rainbow Robotics(a)(c)	2,820	342,865
S&S Tech Corp.	5,456	180,909
S-1 Corp.	4,898	213,477
Sam Chun Dang Pharm Co. Ltd.(a)	4,320	232,275
Sam-A Aluminum Co. Ltd.	1,560	116,245
Sambu Engineering & Construction Co. Ltd.(a)	67,794	122,952
Samyang Foods Co. Ltd.	1,364	175,078
Samyang Holdings Corp.	1,612	88,266
SD Biosensor Inc.(a)(c)	16,740	157,795
Sebang Global Battery Co. Ltd.	2,220	132,812
Seegene Inc.	11,718	219,151
Seojin System Co. Ltd.(a)(c)	9,360	144,098
Seoul Semiconductor Co. Ltd.(a)	13,206	98,920
SFA Engineering Corp.(c)	6,014	112,870
SFA Semicon Co. Ltd.(a)	26,640	120,156
Shin Poong Pharmaceutical Co. Ltd.(a)	11,491	103,949
Shinsegae Inc.	2,170	285,064
Shinsegae International Inc.(c)	5,952	73,849
Shinsung Delta Tech Co. Ltd.	5,084	469,610
SIMMTECH Co. Ltd.(a)	7,254	155,764

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
SK Chemicals Co. Ltd.	4,920	$251,245
SK Networks Co. Ltd.(a)	34,782	171,296
SK oceanplant Co. Ltd.(a)	9,486	92,722
SK REITs Co. Ltd.	50,282	146,807
SL Corp.	5,952	151,291
SM Entertainment Co. Ltd.	3,540	208,347
SNT Motiv Co. Ltd.	3,660	122,264
SOLUM Co. Ltd.(a)	13,330	290,570
Solus Advanced Materials Co. Ltd.	12,022	109,468
Soulbrain Co. Ltd.	1,240	254,185
Ssangyong C&E Co. Ltd.	9,602	50,332
ST Pharm Co. Ltd.	3,596	171,637
STCUBE(a)(c)	17,050	80,703
Studio Dragon Corp.(a)	3,840	130,663
Sungeel Hitech Co. Ltd.(a)	1,712	126,352
Synopex Inc.(a)	18,508	122,729
Taekwang Industrial Co. Ltd.(a)	120	70,849
Taihan Electric Wire Co. Ltd.(a)	18,699	131,896
TCC Steel(a)	5,146	262,731
TKG Huchems Co. Ltd.	7,347	110,675
Tokai Carbon Korea Co. Ltd.	1,680	119,612
Tongyang Life Insurance Co. Ltd.(a)	15,190	66,481
Unid Co. Ltd.	1,295	75,774
Vaxcell-Bio Therapeutics Co. Ltd.(a)	6,572	94,720
Voronoi Inc.(a)	2,666	89,491
Webzen Inc.	7,874	98,683
Wemade Co. Ltd.(a)	5,881	206,342
WONIK IPS Co. Ltd.(a)	8,556	211,390
Wonik QnC Corp.(a)	5,880	124,286
W-Scope Chungju Plant Co. Ltd.(a)	3,534	119,856
Wysiwyg Studious Co. Ltd.(a)	36,193	75,049
YG Entertainment Inc.	3,972	122,258
Youngone Corp.(a)	8,060	266,159

		47,464,167

Taiwan — 22.1%
AcBel Polytech Inc.	186,773	251,995
Acter Group Corp. Ltd.	60,000	370,300
ADATA Technology Co. Ltd.	124,405	393,559
Adimmune Corp.(a)	124,000	115,543
Advanced Ceramic X Corp.	18,000	128,793
Advanced Energy Solution Holding Co. Ltd.	10,000	225,831
Advanced Wireless Semiconductor Co.(a)	60,596	270,874
Airoha Technology Corp., NVS	1,000	21,892
Allis Electric Co. Ltd.	16,000	50,618
Andes Technology Corp.	13,000	204,420
AP Memory Technology Corp.	28,000	403,551
Arcadyan Technology Corp.	60,541	353,117
Ardentec Corp.	129,000	289,720
Asia Optical Co. Inc.	124,000	263,432
Asia Vital Components Co. Ltd.	106,533	1,797,101
ASMedia Technology Inc.	8,000	597,128
ASPEED Technology Inc.	8,800	762,194
AURAS Technology Co. Ltd.	17,000	287,285
BES Engineering Corp.	496,000	191,531
Bizlink Holding Inc.	44,570	342,411
Bora Pharmaceuticals Co. Ltd.	16,184	342,527
Brighton-Best International Taiwan Inc.	120,000	128,839
Capital Securities Corp.	600,530	318,496
Career Technology MFG. Co. Ltd.	127,986	84,475
Cathay Real Estate Development Co. Ltd.	186,300	109,059
Center Laboratories Inc.	171,435	258,345
Century Iron & Steel Industrial Co. Ltd.	60,000	488,715

Security	Shares	Value

Taiwan (continued)
Chang Wah Electromaterials Inc.	120,000	$146,360
Chang Wah Technology Co. Ltd.	153,500	167,834
Channel Well Technology Co. Ltd.	62,000	161,074
Charoen Pokphand Enterprise	73,300	225,322
Cheng Loong Corp.	240,000	220,175
Cheng Uei Precision Industry Co. Ltd.	120,000	172,632
Chicony Electronics Co. Ltd.	180,000	1,068,535
Chicony Power Technology Co. Ltd.	62,000	332,970
China General Plastics Corp.	124,700	80,297
China Man-Made Fiber Corp.(a)	500,031	122,252
China Motor Corp.	66,200	263,027
China Petrochemical Development Corp.(a)	1,178,145	350,714
China Steel Chemical Corp.	60,000	212,580
Chin-Poon Industrial Co. Ltd.	120,000	198,787
Chipbond Technology Corp.	175,000	393,135
ChipMOS Technologies Inc.	124,000	173,087
Chong Hong Construction Co. Ltd.	62,424	154,251
Chroma ATE Inc.	120,000	885,802
Chung Hung Steel Corp.	300,000	220,056
Chung Hwa Pulp Corp.	124,000	88,459
Chung-Hsin Electric & Machinery Manufacturing Corp.	120,000	650,725
Cleanaway Co. Ltd.	40,000	225,891
Clevo Co.	120,000	152,282
Compeq Manufacturing Co. Ltd.	300,000	723,036
Coretronic Corp.	62,400	140,358
Co-Tech Development Corp.	62,000	116,191
CSBC Corp. Taiwan(a)	248,361	144,467
CTCI Corp.	180,000	244,690
Cub Elecparts Inc.	46,615	189,682
Darfon Electronics Corp.	120,000	202,154
Dynamic Holding Co. Ltd.	62,000	147,233
Dynapack International Technology Corp.	61,000	156,894
EirGenix Inc.(a)	62,000	185,944
Elan Microelectronics Corp.	89,000	467,538
Elite Material Co. Ltd.	80,000	1,255,597
Elite Semiconductor Microelectronics Technology Inc.	84,000	248,800
Ennoconn Corp.	26,000	246,075
ENNOSTAR Inc.(a)	186,184	252,849
Episil Technologies Inc.	124,425	237,332
Eternal Materials Co. Ltd.	276,129	281,009
Etron Technology Inc.	124,506	212,099
Evergreen International Storage & Transport Corp.	186,000	196,580
Everlight Electronics Co. Ltd.	120,000	189,836
Far Eastern Department Stores Ltd.	248,000	191,059
Far Eastern International Bank	704,102	275,099
Faraday Technology Corp.	62,000	761,190
Farglory Land Development Co. Ltd.	92,000	163,578
Feng Hsin Steel Co. Ltd.	124,000	267,540
Fitipower Integrated Technology Inc.	332	2,539
FLEXium Interconnect Inc.	60,418	165,100
FocalTech Systems Co. Ltd.	62,000	191,467
Formosa Sumco Technology Corp.	29,000	143,690
Formosa Taffeta Co. Ltd.	240,000	179,239
Fortune Electric Co. Ltd.	38,000	648,111
Foxconn Technology Co. Ltd.	248,000	390,131
Foxsemicon Integrated Technology Inc.	25,200	191,440
Fulgent Sun International Holding Co. Ltd.	56,330	223,810
Fusheng Precision Co. Ltd.	26,000	185,275
General Interface Solution Holding Ltd.	62,000	114,236
Genius Electronic Optical Co. Ltd.	24,585	329,801
Getac Holdings Corp.	120,000	453,989

68	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Giant Manufacturing Co. Ltd.	120,000	$775,502
Global Brands Manufacture Ltd.	117,000	241,762
Global Mixed Mode Technology Inc.	24,000	197,226
Gloria Material Technology Corp.	186,000	276,775
Gold Circuit Electronics Ltd.	116,600	949,349
Goldsun Building Materials Co. Ltd.	310,426	324,193
Gourmet Master Co. Ltd.	49,821	139,531
Grand Pacific Petrochemical	372,161	166,658
Grape King Bio Ltd.	62,000	304,266
Great Tree Pharmacy Co. Ltd.	19,649	190,352
Great Wall Enterprise Co. Ltd.	248,284	458,932
Greatek Electronics Inc.	63,000	119,260
Gudeng Precision Industrial Co. Ltd.	18,000	256,220
Hannstar Board Corp.	120,481	215,875
HannStar Display Corp.(a)	720,320	258,952
Highwealth Construction Corp.	366,909	460,853
Hiwin Technologies Corp.	62,044	471,440
Holtek Semiconductor Inc.	60,000	113,875
Holy Stone Enterprise Co. Ltd.	68,152	209,000
Hota Industrial Manufacturing Co. Ltd.	62,773	112,021
Hotai Finance Co. Ltd.	66,800	255,833
Hsin Kuang Steel Co. Ltd.	122,000	257,689
HTC Corp.(a)	248,000	383,209
Huaku Development Co. Ltd.	62,080	194,066
IBF Financial Holdings Co. Ltd.(a)	744,172	289,563
Innodisk Corp.	28,559	276,183
International CSRC Investment Holdings Co.	300,945	173,387
International Games System Co. Ltd.	36,000	970,951
I-Sunny Construction & Development Co. Ltd.	24,000	67,878
ITE Technology Inc.	60,000	313,365
ITEQ Corp.	62,559	176,603
Jentech Precision Industrial Co. Ltd.	24,399	710,451
Jinan Acetate Chemical Co. Ltd.	13,692	419,855
Johnson Health Tech Co. Ltd.	55,000	115,476
Kaori Heat Treatment Co. Ltd.	25,047	220,477
Kenda Rubber Industrial Co. Ltd.	248,260	237,616
Kindom Development Co. Ltd.	186,400	232,891
King Slide Works Co. Ltd.	17,000	730,388
King Yuan Electronics Co. Ltd.	310,000	872,939
King’s Town Bank Co. Ltd.	240,000	339,012
Kinik Co.	45,000	367,603
Kinpo Electronics	372,000	181,299
Kinsus Interconnect Technology Corp.	62,000	189,817
KMC Kuei Meng International Inc.	27,000	131,970
L&K Engineering Co. Ltd.	60,000	320,028
Lien Hwa Industrial Holdings Corp.	310,412	643,628
Longchen Paper & Packaging Co. Ltd.	249,775	110,259
Lotes Co. Ltd.	23,181	752,091
Lotus Pharmaceutical Co. Ltd.	62,000	568,658
LuxNet Corp.	58,082	286,910
M31 Technology Corp.	2,000	114,244
Macronix International Co. Ltd.	558,000	502,786
Makalot Industrial Co. Ltd.	62,391	734,320
Medigen Vaccine Biologics Corp.(a)	83,071	160,836
Mercuries & Associates Holding Ltd.(a)	142,030	57,095
Mercuries Life Insurance Co. Ltd.(a)	558,558	87,477
Merida Industry Co. Ltd.	74,000	488,990
Merry Electronics Co. Ltd.	61,616	230,210
Microbio Co. Ltd.	141,827	208,635
Mitac Holdings Corp.	265,383	355,377
MPI Corp.	25,000	255,461
Nan Kang Rubber Tire Co. Ltd.(a)	160,000	199,262

Security	Shares	Value

Taiwan (continued)
Nantex Industry Co. Ltd.	124,000	$138,709
Nuvoton Technology Corp.	60,000	245,114
OBI Pharma Inc.(a)	67,769	143,592
Oneness Biotech Co. Ltd.	88,260	493,234
Orient Semiconductor Electronics Ltd.	124,000	284,489
Oriental Union Chemical Corp.	186,000	113,150
Pan Jit International Inc.	115,000	227,245
Pan-International Industrial Corp.	124,722	129,607
PharmaEngine Inc.	36,000	117,876
Pharmally International Holding Co. Ltd.(d)	21,603	—
Phihong Technology Co. Ltd.(a)	124,432	241,627
Phison Electronics Corp.	58,000	1,153,654
Pixart Imaging Inc.	60,635	328,465
Polaris Group/Tw(a)	124,000	277,254
Powertech Technology Inc.	186,000	919,103
Poya International Co. Ltd.	17,326	269,408
President Securities Corp.	240,623	156,109
Primax Electronics Ltd.	124,000	285,711
Prince Housing & Development Corp.	372,917	121,001
Qisda Corp.	434,000	633,596
Quanta Storage Inc.	56,000	137,271
Radiant Opto-Electronics Corp.	135,000	630,427
Raydium Semiconductor Corp.	18,000	254,926
RichWave Technology Corp.(a)	490	3,500
Ruentex Industries Ltd.	186,735	350,025
Run Long Construction Co. Ltd.	62,220	202,828
Sanyang Motor Co. Ltd.	180,820	427,714
ScinoPharm Taiwan Ltd.	120,708	96,938
SDI Corp.	61,000	199,934
Sercomm Corp.	62,000	266,038
Shihlin Electric & Engineering Corp.	62,000	367,296
Shin Zu Shing Co. Ltd.	60,856	325,507
Shinfox Energy Co. Ltd.	60,000	289,923
Shinkong Synthetic Fibers Corp.	420,135	202,863
Sigurd Microelectronics Corp.	124,124	276,519
Silicon Integrated Systems Corp.	180,000	245,777
Simplo Technology Co. Ltd.	60,600	818,079
Sinbon Electronics Co. Ltd.	62,000	507,030
Sincere Navigation Corp.	124,000	108,467
Sino-American Silicon Products Inc.	124,000	728,636
Sinyi Realty Inc.	120,778	112,524
Sitronix Technology Corp.	43,000	394,982
Solar Applied Materials Technology Corp.	180,943	253,259
Sporton International Inc.	27,300	203,307
Standard Foods Corp.	120,000	143,126
Sunny Friend Environmental Technology Co. Ltd.	37,106	123,927
Sunonwealth Electric Machine Industry Co. Ltd.	62,000	249,437
Sunplus Technology Co. Ltd.	180,000	188,687
Supreme Electronics Co. Ltd.	155,017	306,212
Synmosa Biopharma Corp.	124,866	154,060
Systex Corp.	60,000	214,651
TA Chen Stainless Pipe	510,232	579,833
Ta Ya Electric Wire & Cable	248,904	295,474
Taichung Commercial Bank Co. Ltd.	1,054,301	555,494
TaiMed Biologics Inc.(a)	60,000	209,978
Tainan Spinning Co. Ltd.	434,190	212,312
Taiwan Cogeneration Corp.	186,860	293,346
Taiwan Fertilizer Co. Ltd.	186,000	392,074
Taiwan Glass Industry Corp.(a)	360,000	207,925
Taiwan Hon Chuan Enterprise Co. Ltd.	109,004	501,620
Taiwan Mask Corp.	68,000	149,843
Taiwan Paiho Ltd.	106,050	194,353

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taiwan Secom Co. Ltd.	80,450	$301,641
Taiwan Semiconductor Co. Ltd.	73,000	184,935
Taiwan Shin Kong Security Co. Ltd.	109,366	138,569
Taiwan Surface Mounting Technology Corp.	62,000	192,634
Taiwan TEA Corp.(a)	186,000	122,319
Taiwan Union Technology Corp.	62,000	307,200
Taiwan-Asia Semiconductor Corp.	120,000	159,570
Tatung Co. Ltd.(a)	480,000	788,975
TCI Co. Ltd.	37,528	190,918
Teco Electric and Machinery Co. Ltd.	360,000	560,961
Test Research Inc.	60,000	138,554
Ton Yi Industrial Corp.	300,000	147,161
Tong Hsing Electronic Industries Ltd.	62,478	299,505
Tong Yang Industry Co. Ltd.	120,133	375,906
Topco Scientific Co. Ltd.	62,704	385,950
TPK Holding Co. Ltd.	120,000	132,863
Transcend Information Inc.	62,000	156,981
Tripod Technology Corp.	124,000	817,541
TSEC Corp.	180,997	159,572
TSRC Corp.	248,000	179,033
TTY Biopharm Co. Ltd.	60,450	154,904
Tung Ho Steel Enterprise Corp.	186,750	456,547
TXC Corp.	124,000	391,905
U-Ming Marine Transport Corp.	124,000	218,112
Union Bank of Taiwan	248,372	111,595
United Integrated Services Co. Ltd.	60,400	560,666
United Renewable Energy Co. Ltd.	431,059	169,218
UPC Technology Corp.	360,741	167,322
UPI Semiconductor Corp.(a)	18,000	179,071
USI Corp.	240,070	138,383
Via Technologies Inc.	62,000	258,857
VisEra Technologies Co. Ltd.	32,000	310,955
Visual Photonics Epitaxy Co. Ltd.	60,425	312,491
Wafer Works Corp.	186,918	235,572
Waffer Technology Corp.	60,000	195,908
Wah Lee Industrial Corp.	61,340	216,570
Walsin Technology Corp.	120,000	426,237
Win Semiconductors Corp.	114,000	548,525
Wisdom Marine Lines Co. Ltd.	142,000	275,638
Wistron NeWeb Corp.	116,240	564,978
WT Microelectronics Co. Ltd.	186,711	1,014,084
XinTec Inc.	60,000	250,757
Xxentria Technology Materials Corp.	78,600	179,116
YFY Inc.	360,000	344,604
Yieh Phui Enterprise Co. Ltd.	310,586	149,814
Yulon Finance Corp.	62,285	326,597
Yulon Motor Co. Ltd.	186,955	418,987
YungShin Global Holding Corp.	60,200	89,590

		79,923,343

Thailand — 3.1%
AEON Thana Sinsap Thailand PCL, NVDR(c)	31,000	129,789
Amata Corp. PCL, NVDR	415,476	260,805
AP Thailand PCL, NVDR	674,800	197,717
B Grimm Power PCL, NVDR(c)	279,000	200,453
Bangchak Corp. PCL, NVDR	255,600	296,048
Bangkok Chain Hospital PCL, NVDR	427,300	251,388
Bangkok Commercial Asset Management PCL, NVDR(c)	582,800	136,664
Bangkok Land PCL, NVDR(a)	6,058,100	114,862
Bangkok Life Assurance PCL, NVDR	196,500	98,136
Banpu PCL, NVDR	1,258,600	196,519
BCPG PCL, NVDR	558,000	120,716

Security	Shares	Value

Thailand (continued)
Betagro PCL, NVS	223,200	$138,259
Beyond Securities PCL, NVDR(a)(c)	731,600	75,189
Carabao Group PCL, NVDR	111,600	216,538
Central Plaza Hotel PCL, NVDR(a)(c)	192,600	231,088
CH Karnchang PCL, NVDR(c)	440,200	285,753
Chularat Hospital PCL, NVDR	2,178,000	178,738
CK Power PCL, NVDR	1,097,500	120,642
Com7 PCL, NVDR(c)	384,400	222,595
Dhipaya Group Holdings PCL, NVDR(c)	142,600	116,222
Ditto Thailand PCL, NVDR(c)	99,200	66,575
Eastern Polymer Group PCL, NVDR	551,800	109,532
Electricity Generating PCL, NVDR(c)	74,400	243,806
Erawan Group PCL (The), NVDR(a)	1,249,900	165,416
GFPT PCL, NVDR(c)	260,400	86,334
Gunkul Engineering PCL, NVDR(c)	1,760,899	134,561
Hana Microelectronics PCL, NVDR(c)	192,200	199,152
IRPC PCL, NVDR(c)	3,038,000	165,177
I-TAIL Corp. PCL, NVS	248,000	125,963
Jasmine International PCL, NVDR	1,630,600	92,969
Jaymart Group Holdings PCL, NVDR(c)	246,000	96,807
JMT Network Services PCL, NVDR	217,000	135,463
KCE Electronics PCL, NVDR(c)	256,100	271,116
Khon Kaen Sugar Industry PCL, NVDR	1,426,030	98,607
Kiatnakin Phatra Bank PCL, NVDR(c)	99,232	142,565
Major Cineplex Group PCL, NVDR(c)	270,800	104,952
MBK PCL, NVDR	415,400	191,467
Mega Lifesciences PCL, NVDR	144,000	167,063
MK Restaurants Group PCL, NVDR	105,400	110,292
Ngern Tid Lor PCL, NVDR(c)	390,600	245,374
Plan B Media PCL, NVDR	984,080	240,480
Pruksa Holding PCL, NVDR	341,000	117,130
PTG Energy PCL, NVDR(c)	360,400	91,562
Quality Houses PCL, NVDR(c)	2,304,067	138,764
Ratch Group PCL, NVDR(c)	322,400	260,589
Sansiri PCL, NVDR	5,400,200	277,285
Sappe PCL(c)	49,600	119,579
Siam Global House PCL, NVDR	476,201	225,360
Siamgas & Petrochemicals PCL, NVDR	324,000	76,336
Sino-Thai Engineering & Construction PCL, NVDR(c)	466,128	131,252
SISB PCL(c)	130,200	150,995
Sri Trang Agro-Industry PCL, NVDR(c)	359,680	193,557
Srisawad Corp. PCL, NVDR	223,200	237,335
Star Petroleum Refining PCL, NVDR	688,200	171,366
Supalai PCL, NVDR	421,600	246,850
Super Energy Corp. PCL, NVDR(a)	4,741,300	44,948
Thai Union Group PCL, NVDR	793,600	318,917
Thai Vegetable Oil PCL, NVDR	285,260	167,028
Thanachart Capital PCL, NVDR	105,400	146,205
Thonburi Healthcare Group PCL, NVDR(c)	114,000	138,269
Tipco Asphalt PCL, NVDR	297,600	131,935
TOA Paint Thailand PCL, NVDR(c)	260,800	145,603
TPI Polene Power PCL, NVDR	1,822,800	171,785
TTW PCL, NVDR(c)	732,000	191,887
VGI PCL, NVDR(c)	2,399,450	95,838
WHA Corp. PCL, NVDR(c)	3,137,200	402,507

		11,174,674

Turkey — 2.6%
Agrotech Yueksek Teknoloji VE Yatirim AS, NVS	87,968	102,526
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	248,248	106,512
Akcansa Cimento A/S	16,244	81,658
Akfen Yenilenebilir Enerji A/S, NVS	121,830	106,416
Aksa Akrilik Kimya Sanayii AS	46,376	157,995

70	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Alarko Holding A/S	60,636	$257,027
Alfa Solar Enerji Sanayi VE Ticaret A/S, NVS	26,970	91,450
Anadolu Anonim Turk Sigorta Sirketi(a)	65,472	143,600
Anadolu Efes Biracilik Ve Malt Sanayii AS(c)	66,526	331,656
Aygaz AS	23,498	115,491
Baticim Bati Anadolu Cimento Sanayii A/S(a)	29,140	106,549
Bien Yapi Urunleri Sanayi Turizm ve Ticaret A/S, NVS	54,870	82,046
Bosch Fren Sistemleri Sanayi ve Ticaret A/S, NVS	1,580	65,008
Can2 Termik AS(a)	146,940	85,017
Cimsa Cimento Sanayi VE Ticaret AS	135,660	152,029
Dogan Sirketler Grubu Holding AS	378,324	164,138
Dogus Otomotiv Servis ve Ticaret AS	16,560	141,705
Eczacibasi Yatirim Holding Ortakligi A/S	9,362	79,840
EGE Endustri VE Ticaret AS	434	240,742
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	55,924	96,157
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	615,722	218,834
Enerjisa Enerji AS(b)	89,962	179,743
Enerya Enerji A/S, NVS	15,686	74,333
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S, NVS	20,100	112,047
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	29,264	67,371
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(a)	46,314	114,927
Hektas Ticaret TAS(a)	306,963	187,438
Is Gayrimenkul Yatirim Ortakligi AS(a)	119,846	66,424
Is Yatirim Menkul Degerler AS	172,360	204,823
Izdemir Enerji Elektrik Uretim A/S, NVS	54,064	55,048
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D	308,760	265,405
Kayseri Seker Fabrikasi A/S, NVS	52,762	60,311
Kiler Holding AS(a)	82,336	163,451
Kimteks Poliuretan Sanayi VE Ticaret AS, NVS	37,696	80,868
Kizilbuk Gayrimenkul Yatirim Ortakligi AS, NVS(a)	1	—
Kontrolmatik Enerji Ve Muhendislik AS, NVS	28,582	262,653
Koza Altin Isletmeleri AS	252,464	185,115
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	62,186	101,514
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	54,002	245,358
MIA Teknoloji A/S, NVS	67,022	168,030
Migros Ticaret AS	30,628	483,719
MLP Saglik Hizmetleri AS(a)(b)(c)	29,264	160,227
Nuh Cimento Sanayi AS	19,158	201,815
ODAS Elektrik Uretim ve Sanayi Ticaret AS(a)	401,884	129,668
Otokar Otomotiv Ve Savunma Sanayi AS(a)	15,810	255,763
Oyak Cimento Fabrikalari AS(a)	52,171	118,519
Oyak Yatirim Menkul Degerler AS, NVS(a)	30,814	45,701
Peker Gayrimenkul Yatirim Ortakligi A/S(a)	132,420	139,494
Petkim Petrokimya Holding AS(a)	361,708	279,900
Politeknik Metal Sanayi ve Ticaret A/S, NVS	229	179,532
Qua Granite Hayal(a)	336,536	46,550
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	135,001	146,795
SDT Uzay VE Savunma Teknolojileri A/S, NVS	4,320	53,219
Selcuk Ecza Deposu Ticaret ve Sanayi AS	39,680	76,421
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	58,962	122,808
Sok Marketler Ticaret AS	107,136	229,795
TAV Havalimanlari Holding AS(a)	63,860	356,806
Torunlar Gayrimenkul Yatirim Ortakligi A/S	92,752	110,942
Turkiye Sinai Kalkinma Bankasi AS(a)	465,120	123,140
Ulker Biskuvi Sanayi AS(a)	63,550	216,096
Verusa Holding A/S	9,238	78,976
Vestel Elektronik Sanayi ve Ticaret AS(a)	47,740	126,949

Security	Shares	Value

Turkey (continued)
Zorlu Enerji Elektrik Uretim AS(a)	719,572	$129,945

		9,334,035

United Arab Emirates — 1.0%
Agthia Group PJSC	124,682	178,799
Air Arabia PJSC	714,120	556,493
Ajman Bank PJSC(a)	377,518	185,010
Al Waha Capital PJSC	369,520	172,036
AL Yah Satellite Communications Co-PJSC-Yah Sat	289,726	177,482
Amanat Holdings PJSC	379,561	105,406
Aramex PJSC	246,191	162,878
Dana Gas PJSC	1,838,920	316,421
Drake & Scull International PJSC(a)(d)	241,185	1
Dubai Financial Market PJSC	497,160	179,065
Dubai Investments PJSC	608,158	387,451
Emirates Central Cooling Systems Corp.	558,000	249,151
Gulf Navigation Holding PJSC(a)	121,396	204,720
National Central Cooling Co. PJSC	221,040	209,734
Ras Al Khaimah Ceramics	174,368	137,673
Sharjah Islamic Bank	391,492	234,493
Taaleem Holdings PJSC, NVS	76,384	76,947

		3,533,760

Total Common Stocks — 98.8% (Cost: $313,736,264)		357,774,785

Preferred Stocks

Brazil — 0.8%
Alpargatas SA, Preference Shares, NVS	68,460	140,057
Azul SA, Preference Shares, NVS	89,340	217,280
Banco ABC Brasil SA
Preference Shares, NVS	31,196	148,164
Preference Shares, NVS	1,035	4,580
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	54,600	169,475
Banco Pan SA, Preference Shares, NVS	103,620	182,598
Bradespar SA, Preference Shares, NVS	84,506	360,388
Cia. de Saneamento do Parana, Preference Shares, NVS	83,390	88,404
Marcopolo SA, Preference Shares, NVS	220,720	389,838
Metalurgica Gerdau SA, Preference Shares, NVS	189,286	384,961
Randon SA Implementos e Participacoes, Preference Shares, NVS	56,110	124,273
Unipar Carbocloro SA, Class B, Preference Shares, NVS	14,384	191,464
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	139,500	310,649

		2,712,131

Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	122,178	308,335

Total Preferred Stocks — 0.9% (Cost: $2,238,384)		3,020,466

Rights

India — 0.0%
South Indian Bank Ltd. (The), (Expires 03/27/24, Strike Price IDR 22)(a)	89,175	11,019

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea — 0.0%
Foosung Co. Ltd., (Expires 04/18/24, Strike Price KRW 6870)(a)	2,414	$2,665
Taihan Electric Wire Co. Ltd., (Expires 03/12/24)(a)	9,373	11,544

		14,209

Total Rights — 0.0% (Cost: $—)		25,228

Total Long-Term Investments — 99.7% (Cost: $315,974,648)		360,820,479

Short-Term Securities

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(g)(h)(i)	14,063,853	14,070,885

Total Short-Term Securities — 3.9% (Cost: $14,063,149)		14,070,885

Total Investments — 103.6% (Cost: $330,037,797)		374,891,364

Liabilities in Excess of Other Assets — (3.6)%		(12,860,455)

Net Assets — 100.0%		$362,030,909

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $246,787, representing 0.1% of its net assets as of period end, and an original cost of $142,261.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$19,798,508	$—	$(5,731,179	)(a)	$3,773	$(217)	$14,070,885	14,063,853	$422,507	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0	(a)	—	—	—	—	45,202		—

					$3,773	$(217)	$14,070,885		$467,709		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	7	03/15/24	$356	$612

72	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$612	$—	$—	$—	$612

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$83,805	$—	$—	$—	$83,805

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$612	$—	$—	$—	$612

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$177,940

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$78,048,289	$279,447,657	$278,839	$357,774,785
Preferred Stocks	3,020,466	—	—	3,020,466
Rights	—	25,228	—	25,228
Short-Term Securities
Money Market Funds	14,070,885	—	—	14,070,885

	$95,139,640	$279,472,885	$278,839	$374,891,364

Derivative Financial Instruments(a)
Assets
Equity Contracts	$612	$—	$—	$612

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $10,400,926 are categorized as Level 2 within the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	73

Statements of Assets and Liabilities (unaudited)

February 29, 2024

	iShares Core MSCI Emerging Markets ETF	iShares MSCI BIC ETF	iShares MSCI Emerging Markets Asia ETF	iShares MSCI Emerging Markets Small-Cap ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$74,419,175,912	$69,376,919	$410,202,322	$360,820,479
Investments, at value — affiliated(c)	3,184,528,846	1,470,771	4,448,171	14,070,885
Cash	275,407,933	475,188	1,660,563	8,541,777
Cash pledged for futures contracts	8,277,000	2,000	19,000	36,000
Foreign currency, at value(d)	170,731,011	492,979	2,496,742	504,215
Receivables:
Investments sold	481,120,040	568,856	2,402,659	21,549,613
Securities lending income — affiliated	4,699,618	606	2,197	45,993
Loans	—	—	—	5,200,000
Dividends — unaffiliated	138,170,805	105,429	582,410	684,115
Dividends — affiliated	1,671,614	4,435	12,750	11,328
Tax reclaims	764,743	—	—	14,606
Variation margin on futures contracts	51,108	—	—	1,234

Total assets	78,684,598,630	72,497,183	421,826,814	411,480,245

LIABILITIES
Bank borrowings	—	—	—	10,400,926
Collateral on securities loaned, at value	2,997,029,825	830,888	2,950,743	14,068,802
Payables:
Investments purchased	563,150,285	964,185	4,003,794	22,069,599
Deferred foreign capital gain tax	374,371,316	1,136,749	3,062,550	2,702,479
Foreign taxes	994,242	3,750	—	3,273
Investment advisory fees	5,130,185	39,050	157,379	204,257
Professional fees	242,190	—	—	—
Variation margin on futures contracts	—	479	3,165	—

Total liabilities	3,940,918,043	2,975,101	10,177,631	49,449,336

Commitments and contingent liabilities

NET ASSETS	$74,743,680,587	$69,522,082	$411,649,183	$362,030,909

NET ASSETS CONSIST OF
Paid-in capital	$78,885,610,031	$322,932,981	$543,447,527	$336,547,597
Accumulated earnings (loss)	(4,141,929,444)	(253,410,899)	(131,798,344)	25,483,312

NET ASSETS	$74,743,680,587	$69,522,082	$411,649,183	$362,030,909

NET ASSET VALUE
Shares outstanding	1,477,800,000	2,050,000	6,200,000	6,200,000

Net asset value	$50.58	$33.91	$66.40	$58.39

Shares authorized	15 billion	500 million	500 million	500 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$67,995,651,796	$92,375,582	$400,828,534	$315,974,648
(b) Securities loaned, at value	$2,807,810,207	$765,855	$2,498,086	$12,749,201
(c) Investments, at cost — affiliated	$3,182,975,557	$1,470,411	$4,445,329	$14,063,149
(d) Foreign currency, at cost	$171,495,302	$493,103	$2,497,517	$516,416

See notes to financial statements.

74	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 29, 2024

	iShares Core MSCI Emerging Markets ETF	iShares MSCI BIC ETF	iShares MSCI Emerging Markets Asia ETF	iShares MSCI Emerging Markets Small-Cap ETF

INVESTMENT INCOME
Dividends — unaffiliated	$618,653,282	$512,886	$2,967,058	$2,536,728
Dividends — affiliated	6,528,718	23,531	70,845	45,202
Interest — unaffiliated	375,767	575	3,785	4,845
Securities lending income — affiliated — net(a)	36,274,865	5,895	32,145	422,507
Other income — unaffiliated	3,459,078	—	—	—
Foreign taxes withheld	(73,366,350)	(48,112)	(406,330)	(303,751)
Foreign withholding tax claims	253,609	—	—	—
Other foreign taxes	—	—	(7,148)	(13,530)

Total investment income	592,178,969	494,775	2,660,355	2,692,001

EXPENSES
Investment advisory	31,915,318	246,455	1,049,798	1,216,856
Interest expense	497,021	—	4,854	15,282
Professional	270,103	—	—	—
Commitment costs	19,473	566	3,522	2,788

Total expenses	32,701,915	247,021	1,058,174	1,234,926

Less:
Investment advisory fees waived	(786,597)	—	—	—

Total expenses after fees waived	31,915,318	247,021	1,058,174	1,234,926

Net investment income	560,263,651	247,754	1,602,181	1,457,075

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(b)	(774,356,912)	(2,402,537)	(8,258,216)	2,671,819
Investments — affiliated	216,172	(212)	(72)	3,773
Foreign currency transactions	(2,044,188)	(3,879)	(43,105)	(54,759)
Futures contracts	(2,847,626)	(14,063)	(44,841)	83,805
In-kind redemptions — unaffiliated(c)	19,183,362	—	(3,504,531)	—

	(759,849,192)	(2,420,691)	(11,850,765)	2,704,638

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(d)	3,784,099,266	2,159,436	22,584,642	18,697,828
Investments — affiliated	350,902	78	442	(217)
Foreign currency translations	(3,239,273)	(373)	(7,921)	(19,607)
Futures contracts	4,068,433	86	26,344	612

	3,785,279,328	2,159,227	22,603,507	18,678,616

Net realized and unrealized gain (loss)	3,025,430,136	(261,464)	10,752,742	21,383,254

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,585,693,787	$(13,710)	$12,354,923	$22,840,329

(a) Net of securities lending income tax paid of	$3,684,387	$—	$—	$—
(b) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(125,921)	$(30,921)	$(784,670)	$(842,972)
(c) See Note 2 of the Notes to Financial Statements
(d) Net of increase in deferred foreign capital gain tax of	$(210,874,838)	$(427,244)	$(996,029)	$(897,388)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	75

Statements of Changes in Net Assets

	iShares Core MSCI Emerging Markets ETF		iShares MSCI BIC ETF

	Six Months Ended		Six Months Ended
	02/29/24	Year Ended (a)	02/29/24		Year Ended
	(unaudited)	08/31/23	(unaudited)		08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$560,263,651	$1,889,943,041	$247,754		$1,403,185
Net realized gain (loss)	(759,849,192)	339,899,724		(2,420,691)	(11,178,976)
Net change in unrealized appreciation (depreciation)	3,785,279,328	(144,518,923)	2,159,227		7,015,413

Net increase (decrease) in net assets resulting from operations	3,585,693,787	2,085,323,842		(13,710)	(2,760,378)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,415,120,113)	(1,577,225,963)	(664,095	)(c)	(1,466,684)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,361,333,521	5,471,592,469	—		(15,553,387)

NET ASSETS
Total increase (decrease) in net assets	3,531,907,195	5,979,690,348		(677,805)	(19,780,449)
Beginning of period	71,211,773,392	65,232,083,044	70,199,887		89,980,336

End of period	$74,743,680,587	$71,211,773,392	$69,522,082		$70,199,887

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

76	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Emerging Markets Asia ETF			iShares MSCI Emerging Markets Small-Cap ETF

	Six Months Ended			Six Months Ended
	02/29/24		Year Ended	02/29/24	Year Ended (a)
	(unaudited)		08/31/23	(unaudited)	08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,602,181		$9,398,020	$1,457,075	$8,372,097
Net realized gain (loss)	(11,850,765)		(63,641,649)	2,704,638	7,121,698
Net change in unrealized appreciation (depreciation)	22,603,507		45,884,457	18,678,616	34,787,933

Net increase (decrease) in net assets resulting from operations	12,354,923		(8,359,172)	22,840,329	50,281,728

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(7,498,490	)(c)	(8,905,772)	(7,351,098)	(5,397,487)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(121,958,657)		(25,364,343)	28,074,204	(62,550,583)

NET ASSETS
Total increase (decrease) in net assets	(117,102,224)		(42,629,287)	43,563,435	(17,666,342)
Beginning of period	528,751,407		571,380,694	318,467,474	336,133,816

End of period	$411,649,183		$528,751,407	$362,030,909	$318,467,474

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	77

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core MSCI Emerging Markets ETF

	Six Months Ended
	02/29/24		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/23 (a)	08/31/22 (a)	08/31/21 (a)	08/31/20 (a)	08/31/19	(a)

Net asset value, beginning of period	$49.10		$48.75	$64.18	$53.34	$48.31	$52.27

Net investment income(b)	0.38		1.35	1.67	1.33	1.46	1.40
Net realized and unrealized gain (loss)(c)	2.08		0.14	(15.13)	10.70	5.21	(4.01)

Net increase (decrease) from investment operations	2.46		1.49	(13.46)	12.03	6.67	(2.61)

Distributions from net investment income(d)		(0.98)	(1.14)	(1.97)	(1.19)	(1.64)	(1.35)

Net asset value, end of period	$50.58		$49.10	$48.75	$64.18	$53.34	$48.31

Total Return(e)
Based on net asset value	5.08	%(f)	3.13%	(21.40)%	22.67%	13.97%	(4.93	)%(g)

Ratios to Average Net Assets(h)
Total expenses	0.09	%(i)	0.10%	0.10%	0.12%	0.14%	0.14%

Total expenses after fees waived	0.09	%(i)	0.09%	0.10%	0.12%	0.14%	0.14%

Total expenses excluding professional fees for foreign withholding tax claims	0.09	%(i)	N/A	0.10%	0.11%	0.14%	0.14%

Net investment income	1.58	%(i)	2.81%	2.97%	2.12%	2.97%	2.79%

Supplemental Data
Net assets, end of period (000)	$74,743,681		$71,211,773	$65,232,083	$80,599,322	$54,628,381	$53,020,298

Portfolio turnover rate(j)		2%	21%	7%	9%	15%	15%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2019:
•	Total return by 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

78	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI BIC ETF

	Six Months Ended
	02/29/24		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/23	08/31/22	08/31/21 (a)	08/31/20 (a)	08/31/19 (a)

Net asset value, beginning of period	$34.24		$35.99	$50.27	$47.46	$40.23	$41.01

Net investment income(b)	0.12		0.62	0.91	0.62	0.55	0.69
Net realized and unrealized gain (loss)(c)		(0.13)	(1.72)	(13.74)	2.74	7.34	(0.59)

Net increase (decrease) from investment operations		(0.01)	(1.10)	(12.83)	3.36	7.89	0.10

Distributions from net investment income(d)	(0.32	)(e)	(0.65)	(1.45)	(0.55)	(0.66)	(0.88)

Net asset value, end of period	$33.91		$34.24	$35.99	$50.27	$47.46	$40.23

Total Return(f)
Based on net asset value	0.02	%(g)	(3.05)%	(26.03)%	7.09%	19.78%	0.35%

Ratios to Average Net Assets(h)
Total expenses	0.72	%(i)	0.70%	0.69%	0.70%	0.70%	0.69%

Net investment income	0.72	%(i)	1.80%	2.15%	1.20%	1.29%	1.69%

Supplemental Data
Net assets, end of period (000)	$69,522		$70,200	$89,980	$158,342	$147,123	$160,926

Portfolio turnover rate(j)		4%	9%	12%	80%	42%	53%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Asia ETF

	Six Months Ended
	02/29/24		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/23	08/31/22	08/31/21 (a)	08/31/20 (a)	08/31/19 (a)

Net asset value, beginning of period	$65.28		$66.44	$88.19	$75.48	$62.82	$69.38

Net investment income(b)	0.24		1.16	1.25	1.28	1.12	1.26
Net realized and unrealized gain (loss)(c)	2.05		(1.22)	(20.98)	12.32	12.79	(6.52)

Net increase (decrease) from investment operations	2.29		(0.06)	(19.73)	13.60	13.91	(5.26)

Distributions from net investment income(d)	(1.17	)(e)	(1.10)	(2.02)	(0.89)	(1.25)	(1.30)

Net asset value, end of period	$66.40		$65.28	$66.44	$88.19	$75.48	$62.82

Total Return(f)
Based on net asset value	3.59	%(g)	(0.08)%	(22.77)%	18.11%	22.31%	(7.52)%

Ratios to Average Net Assets(h)
Total expenses	0.49	%(i)	0.49%	0.49%	0.50%	0.50%	0.50%

Net investment income	0.75	%(i)	1.79%	1.62%	1.46%	1.68%	1.94%

Supplemental Data
Net assets, end of period (000)	$411,649		$528,751	$571,381	$881,929	$558,558	$452,328

Portfolio turnover rate(j)		3%	31%	24%	48%	20%	16%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Small-Cap ETF

	Six Months Ended
	02/29/24		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/23 (a)	08/31/22 (a)	08/31/21 (a)	08/31/20 (a)	08/31/19 (a)

Net asset value, beginning of period	$55.87		$50.17	$62.28	$44.74	$41.51	$47.64

Net investment income(b)	0.24		1.17	1.24	0.96	0.85	0.99
Net realized and unrealized gain (loss)(c)	3.51		5.26	(11.56)	17.81	3.52	(5.98)

Net increase (decrease) from investment operations	3.75		6.43	(10.32)	18.77	4.37	(4.99)

Distributions from net investment income(d)		(1.23)	(0.73)	(1.79)	(1.23)	(1.14)	(1.14)

Net asset value, end of period	$58.39		$55.87	$50.17	$62.28	$44.74	$41.51

Total Return(e)
Based on net asset value	6.80	%(f)	12.99%	(17.00)%	42.38%	10.68%	(10.50)%

Ratios to Average Net Assets(g)
Total expenses	0.73	%(h)	0.71%	0.70%	0.69%	0.71%	0.69%

Net investment income	0.86	%(h)	2.30%	2.20%	1.72%	2.07%	2.25%

Supplemental Data
Net assets, end of period (000)	$362,031		$318,467	$336,134	$417,274	$212,511	$238,702

Portfolio turnover rate(i)		15%	43%	53%	34%	46%	29%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	81

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These consolidated financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Core MSCI Emerging Markets	Diversified
MSCI BIC	Diversified
MSCI Emerging Markets Asia	Diversified
MSCI Emerging Markets Small-Cap	Diversified

Basis of Consolidation: The accompanying consolidated financial statements for Core MSCI Emerging Markets and MSCI Emerging Markets Small-Cap included the accounts of its subsidiary in the Republic of Mauritius, which was a wholly-owned subsidiary (each, a “Subsidiary”) of the Fund that invested in Indian securities. On April 26, 2023, each Fund filed to liquidate its Subsidiary with the Mauritius Financial Services Commission.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

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Notes to Financial Statements (unaudited) (continued)

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The portion of distributions that exceeds each Fund’s current and accumulated earning and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to the Fund’s shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder’s cost basis and will result in higher capital gains or lower capital losses when each Fund’s shares on which distributions were received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Notes to Financial Statements (unaudited) (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

84	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Core MSCI Emerging Markets
Barclays Bank PLC	$11,510,777	$(11,510,777)	$—		$—
Barclays Capital, Inc.	52,153,158	(52,153,158)	—		—
BNP Paribas SA	37,549,637	(37,549,637)	—		—
BofA Securities, Inc.	291,984,228	(291,984,228)	—		—
Citigroup Global Markets Ltd.	86,007,137	(86,007,137)	—		—
Citigroup Global Markets, Inc.	52,261,622	(52,261,622)	—		—
Credit Suisse Securities (USA) LLC	562	(562)	—		—
Goldman Sachs & Co. LLC	234,352,985	(234,352,985)	—		—
Goldman Sachs International	418,117,179	(418,117,179)	—		—
HSBC Bank PLC	961,144	(961,144)	—		—
J.P. Morgan Securities LLC	124,226,261	(124,226,261)	—		—
J.P. Morgan Securities PLC	422,644,607	(422,644,607)	—		—
Jefferies LLC	691,929	(691,929)	—		—
Macquarie Bank Ltd.	4,483,545	(4,483,545)	—		—
Mizuho Securities USA LLC	25,089	(25,089)	—		—
Morgan Stanley	1,025,180,179	(1,025,180,179)	—		—
Nomura Securities International, Inc.	324,311	(324,311)	—		—
SG Americas Securities LLC	871,428	(871,428)	—		—
State Street Bank & Trust Co.	1,294,592	(1,294,592)	—		—
Toronto-Dominion Bank (The)	31,850	(31,850)	—		—
UBS AG	10,427,921	(10,427,921)	—		—
UBS Europe SE	31,969,466	(31,969,466)	—		—
UBS Securities LLC	589,548	(589,548)	—		—
Wells Fargo Bank N.A.	151,052	(151,052)	—		—

	$2,807,810,207	$(2,807,810,207)	$—		$—

MSCI BIC
BofA Securities, Inc.	$81,664	$(81,664)	$—		$—
Morgan Stanley	684,191	(684,191)	—		—

	$765,855	$(765,855)	$—		$—

MSCI Emerging Markets Asia
BNP Paribas SA	$585,919	$(585,427)	$—		$492	(b)
BofA Securities, Inc.	575,947	(575,947)	—		—
Goldman Sachs & Co. LLC	24,806	(24,806)	—		—
HSBC Bank PLC	18,883	(18,883)	—		—
J.P. Morgan Securities LLC	1,138	(1,138)	—		—
Morgan Stanley	1,212,495	(1,212,495)	—		—
State Street Bank & Trust Co.	9,921	(9,921)	—		—
UBS AG	68,977	(68,977)	—		—

	$2,498,086	$(2,497,594)	$—		$492

N O T E S T O F I N A N C I A L S T A T E M E N T S	85

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI Emerging Markets Small-Cap
Barclays Bank PLC	$66,220	$(66,220)	$—		$—
Barclays Capital, Inc.	766,994	(766,994)	—		—
BNP Paribas SA	381,401	(381,401)	—		—
BofA Securities, Inc.	4,003,027	(4,003,027)	—		—
Citigroup Global Markets Ltd.	49,257	(49,257)	—		—
Citigroup Global Markets, Inc.	249,255	(249,255)	—		—
Goldman Sachs & Co. LLC	1,082,792	(1,082,792)	—		—
HSBC Bank PLC	946,666	(946,666)	—		—
J.P. Morgan Securities LLC	1,276,834	(1,276,834)	—		—
Jefferies LLC	137,174	(137,174)	—		—
Macquarie Bank Ltd.	10,721	(10,721)	—		—
Mizuho Securities USA LLC	9,757	(9,757)	—		—
Morgan Stanley	3,031,097	(3,031,097)	—		—
Morgan Stanley	—	—	—		—
SG Americas Securities LLC	103,698	(103,698)	—		—
State Street Bank & Trust Co.	69,752	(69,752)	—		—
UBS AG	564,556	(564,556)	—		—

	$12,749,201	$(12,749,201)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)	The market value of the loaned securities is determined as of February 29, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

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Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Core MSCI Emerging Markets	0.09%
MSCI Emerging Markets Asia	0.49

For its investment advisory services to each of the iShares MSCI BIC and iShares MSCI Emerging Markets Small-Cap ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35

Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. For the iShares Core MSCI Emerging Markets ETF, BFA has contractually agreed to waive a portion of its investment advisory fee through December 31, 2025 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.09% of average daily net assets.

This amount is included in investment advisory fees waived in the Consolidated Statements of Operations. For the six months ended February 29, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

Core MSCI Emerging Markets	$786,597

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	87

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Core MSCI Emerging Markets	$8,198,546
MSCI BIC	1,307
MSCI Emerging Markets Asia	7,095
MSCI Emerging Markets Small-Cap	83,119

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core MSCI Emerging Markets	$2,221,977	$69,999,687	$(24,247,622)
MSCI BIC	—	258,354	(790,610)
MSCI Emerging Markets Asia	168,539	954,721	(1,344,619)
MSCI Emerging Markets Small-Cap	9,731,757	2,504,866	1,367,159

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 29, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Core MSCI Emerging Markets	$1,988,962,857	$1,773,966,558
MSCI BIC	2,603,924	3,390,557
MSCI Emerging Markets Asia	11,031,047	98,737,969
MSCI Emerging Markets Small-Cap	66,443,387	50,060,395

For the six months ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core MSCI Emerging Markets	$13,357,435	$56,433,398
MSCI Emerging Markets Asia	—	42,274,459
MSCI Emerging Markets Small-Cap	2,676,327	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

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Notes to Financial Statements (unaudited) (continued)

As of August 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

Core MSCI Emerging Markets	$(9,993,717,670)
MSCI BIC	(226,979,021)
MSCI Emerging Markets Asia	(115,044,765)
MSCI Emerging Markets Small-Cap	(6,287,765)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core MSCI Emerging Markets	$ 70,753,613,005	$ 19,014,029,834	$ (12,162,526,885)	$ 6,851,502,949
MSCI BIC	93,410,817	15,814,774	(38,379,263)	(22,564,489)
MSCI Emerging Markets Asia	416,627,802	116,849,950	(118,815,141)	(1,965,191)
MSCI Emerging Markets Small-Cap	343,746,904	86,036,243	(54,891,171)	31,145,072

9.	LINE OF CREDIT

The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 29, 2024, the iShares MSCI BIC ETF did not borrow under the Syndicated Credit Agreement.

For the six months ended February 29, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

Core MSCI Emerging Markets	$380,000,000	$14,079,209	6.44%
MSCI Emerging Markets Asia	2,730,000	149,011	6.44
MSCI Emerging Markets Small-Cap	6,933,000	390,758	6.98

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

N O T E S T O F I N A N C I A L S T A T E M E N T S	89

Notes to Financial Statements (unaudited) (continued)

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registereing the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In

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Notes to Financial Statements (unaudited) (continued)

addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/29/24		Year Ended 08/31/23

iShares ETF	Shares	Amount	Shares	Amount

Core MSCI Emerging Markets
Shares sold	31,200,000	$1,528,507,023	138,000,000	$6,641,906,049
Shares redeemed	(3,600,000)	(167,173,502)	(25,800,000)	(1,170,313,580)

	27,600,000	$1,361,333,521	112,200,000	$5,471,592,469

MSCI BIC
Shares sold	—	$—	—	$(15,669)
Shares redeemed	—	—	(450,000)	(15,537,718)

	—	$—	(450,000)	$(15,553,387)

MSCI Emerging Markets Asia
Shares sold	—	$(27,273)	2,200,000	$149,886,468
Shares redeemed	(1,900,000)	(121,931,384)	(2,700,000)	(175,250,811)

	(1,900,000)	$(121,958,657)	(500,000)	$(25,364,343)

MSCI Emerging Markets Small-Cap
Shares sold	500,000	$28,074,204	1,400,000	$70,564,319
Shares redeemed	—	—	(2,400,000)	(133,114,902)

	500,000	$28,074,204	(1,000,000)	$(62,550,583)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator , to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which iShares Core MSCI Emerging Markets ETF is able to pass through to shareholders as a foreign tax credit in the

N O T E S T O F I N A N C I A L S T A T E M E N T S	91

Notes to Financial Statements (unaudited) (continued)

current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core MSCI Emerging Markets ETF, iShares MSCI BIC ETF, iShares MSCI Emerging Markets Asia ETF and iShares MSCI Emerging Markets Small-Cap ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	93

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 29, 2024

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

MSCI BIC(a)	$0.156960	$—	$0.166989	$0.323949	48%	—%	52%	100%
MSCI Emerging Markets Asia(a)	1.151981	—	0.019658	1.171639	98	—	2	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

94	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	95

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

96	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-810-0224

FEBRUARY 29, 2024

2024 Semi-Annual Report (Unaudited)

iShares, Inc.

•	iShares Frontier and Select EM ETF | FM | NYSE Arca

•	iShares MSCI World ETF | URTH | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 29, 2024

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.93%	30.45%

U.S. small cap equities (Russell 2000® Index)	8.97	10.05

International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41

Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 29, 2024	iShares® Frontier and Select EM ETF

Investment Objective

The iShares Frontier and Select EM ETF (the “Fund”) seeks to provide exposure to frontier market equities along with select emerging market equities. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.97%	13.57%	2.25%	1.41%	13.57%	11.78%	15.06%
Fund Market	1.93	13.32	1.94	1.24	13.32	10.08	13.07
MSCI Frontier and Emerging Markets Select Index	2.96	12.80	4.34	3.20	12.80	23.64	37.03

The MSCI Frontier and Emerging Markets Select Index aims to reflect the performance of Frontier Markets (FM) and the lower size spectrum of Emerging Markets (EM), while putting stronger emphasis on the tradability & investability of the constituents compared to its Parent Index.

Index performance through February 28, 2021 reflects the performance of the MSCI Frontier Markets 100 Index. Index performance beginning on March 1, 2021 reflects the performance of the MSCI Frontier and Emerging Markets Select Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,019.70	$4.02		$1,000.00	$1,020.90	$4.02		0.80%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	34.8%
Materials	12.3
Real Estate	10.7
Energy	9.5
Industrials	7.9
Consumer Staples	7.8
Utilities	7.1
Communication Services	5.9
Health Care	2.8
Other (each representing less than 1%)	1.2

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country/Geographic Region	Percent of Total Investments	(a)
Vietnam	30.7%
Kazakhstan	11.9
Romania	10.3
Morocco	6.0
Egypt	5.8
Philippines	4.5
Peru	4.4
Bangladesh	4.3
Pakistan	3.8
Colombia	3.7

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Fund Summary as of February 29, 2024	iShares® MSCI World ETF

Investment Objective

The iShares MSCI World ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, as represented by the MSCI World Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	12.62%	25.31%	11.86%	9.28%	25.31%	75.13%	142.89%
Fund Market	12.53	25.31	11.89	9.25	25.31	75.35	142.23
Index	12.46	24.96	11.66	9.06	24.96	73.55	138.12

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,126.20	$1.27		$1,000.00	$1,023.70	$1.21		0.24%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Information Technology	24.0%
Financials	15.1
Health Care	12.1
Industrials	11.2
Consumer Discretionary	11.0
Communication Services	7.4
Consumer Staples	6.6
Energy	4.2
Materials	3.8
Utilities	2.3
Real Estate	2.3

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country/Geographic Region	Percent of Total Investments	(a)
United States	70.8%
Japan	6.2
United Kingdom	3.6
France	3.1
Canada	3.1
Switzerland	2.6
Germany	2.2
Australia	1.9
Netherlands	1.4
Denmark	0.9

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® Frontier and Select EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Bahrain — 0.8%
Aluminium Bahrain BSC	1,152,509	$3,515,611

Bangladesh — 4.2%
Bangladesh Export Import Co. Ltd.	2,820,442	2,970,780
Beacon Pharmaceuticals PLC/Bangladesh	500,516	1,078,105
Beximco Pharmaceuticals Ltd.	1,080,296	1,309,152
BRAC Bank PLC	2,475,792	963,247
British American Tobacco Bangladesh Co. Ltd.	314,507	1,374,947
City Bank PLC	1,425,856	271,530
GrameenPhone Ltd.	320,080	762,942
IFIC Bank PLC	1,479,220	167,167
LafargeHolcim Bangladesh Ltd.	1,340,443	908,588
National Bank Ltd.(a)	4,690,373	311,979
Olympic Industries Ltd.	241,143	319,034
Renata PLC	75,181	646,385
Robi Axiata Ltd., NVS	5,138,805	1,404,685
Square Pharmaceuticals PLC	2,658,221	5,249,523
Summit Power Ltd.(a)	219,294	50,752

		17,788,816

Colombia — 2.1%
Bancolombia SA	443,182	3,719,341
Interconexion Electrica SA ESP	1,227,873	5,230,583

		8,949,924

Egypt — 5.6%
Abou Kir Fertilizers & Chemical Industries	2,419,215	3,168,146
Commercial International Bank - Egypt (CIB)	9,005,325	12,855,600
Eastern Co. S.A.E	7,548,289	5,339,349
EFG Holding S.A.E.(a)	6,937,716	2,546,311

		23,909,406

Estonia — 1.4%
Enefit Green AS, NVS	544,648	1,955,513
LHV Group AS, NVS	508,540	1,920,956
Tallink Grupp AS(a)	2,076,944	1,571,541
Tallinna Kaubamaja Grupp A/S	47,041	526,722

		5,974,732

Jordan — 2.1%
Arab Bank PLC	329,256	2,081,223
Capital Bank of Jordan	100,321	287,470
Jordan Ahli Bank, NVS	128,620	196,068
Jordan Islamic Bank	84,449	487,332
Jordan Petroleum Refinery Co.	474,572	3,371,503
Jordan Phosphate Mines Co.	120,446	1,990,014
Jordanian Electric Power Co.	235,323	664,051

		9,077,661

Kazakhstan — 11.5%
Halyk Savings Bank of Kazakhstan JSC, GDR(b)	276,487	4,755,576
Kaspi.KZ JSC	306,309	31,611,089
NAC Kazatomprom JSC, GDR(b)	324,006	12,863,038

		49,229,703

Kenya — 1.2%
Equity Group Holdings PLC/Kenya	5,895,022	1,541,693
KCB Group PLC	6,616,516	885,510
Safaricom PLC	32,918,560	2,820,010

		5,247,213

Lithuania — 0.9%
AB Ignitis Grupe	151,892	3,056,749
Siauliu Bankas AB	1,157,987	878,589

		3,935,338

Security	Shares	Value

Malta — 0.5%
MAS P.L.C.(c)	2,461,100	$2,142,876

Morocco — 5.9%
Akdital Holding, NVS	24,612	1,704,258
Attijariwafa Bank	132,207	6,624,699
Banque Centrale Populaire	59,893	1,812,212
Douja Promotion Groupe Addoha SA	584,589	1,043,893
Hightech Payment Systems SA, NVS	14,866	840,624
Itissalat Al-Maghrib	903,726	9,324,018
Societe d’Exploitation des Ports	130,940	3,786,552

		25,136,256

Nigeria — 3.1%
Access Bank PLC	87,072,126	969,437
Afriland Properties PLC(a)	8,020	9
Dangote Cement PLC	11,938,113	4,766,222
FBN Holdings PLC	84,216,832	1,366,075
Guaranty Trust Holding Co. PLC	63,861,123	1,470,291
MTN Nigeria Communications PLC	11,008,838	1,426,669
Nestle Nigeria PLC	1,310,924	685,949
United Bank for Africa PLC	79,997,106	1,048,799
Zenith Bank PLC	69,373,073	1,411,661

		13,145,112

Oman — 3.1%
Abraj Energy Services SAOG, NVS	912,870	737,409
Bank Muscat SAOG	5,665,022	3,855,158
Bank Nizwa SAOG	3,278,080	825,906
National Bank of Oman SAOG	714,407	468,473
Oman Telecommunications Co. SAOG	2,029,384	5,692,601
Omani Qatari Telecommunications Co. SAOG	1,374,118	1,209,938
Renaissance Services SAOG	554,998	612,660

		13,402,145

Pakistan — 3.7%
Engro Corp. Ltd./Pakistan	877,897	1,016,070
Engro Fertilizers Ltd.	2,532,428	1,331,463
Fauji Fertilizer Co. Ltd.	1,254,682	536,155
Habib Bank Ltd.	957,574	397,672
Hub Power Co. Ltd. (The)	4,961,075	2,025,667
Lucky Cement Ltd.	1,209,309	3,259,970
Mari Petroleum Co. Ltd.	96,528	811,367
MCB Bank Ltd.	733,013	519,737
Millat Tractors Ltd.	791,197	1,716,464
Oil & Gas Development Co. Ltd.	2,512,976	1,124,934
Pakistan Oilfields Ltd.	581,262	888,062
Pakistan Petroleum Ltd.	2,337,563	949,102
Systems Ltd.	674,197	990,077
United Bank Ltd./Pakistan	205,776	141,491

		15,708,231

Peru — 4.3%
Cia. de Minas Buenaventura SAA, ADR	184,658	2,788,336
Credicorp Ltd.	50,180	8,574,759
Southern Copper Corp.	85,290	6,896,549

		18,259,644

Philippines — 4.4%
Aboitiz Equity Ventures Inc.	1,123,840	1,059,881
Alliance Global Group Inc.	1,558,700	286,148
AREIT Inc.	954,100	592,335
Ayala Corp.	130,900	1,579,739
Ayala Land Inc.	2,908,000	1,812,452
Bank of the Philippine Islands	290,188	646,111
BDO Unibank Inc.	431,698	1,176,076
Bloomberry Resorts Corp.(a)	2,173,500	433,811

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Frontier and Select EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
Century Pacific Food Inc.	668,700	$398,496
Converge Information and Communications Technology Solutions Inc.(a)	2,216,200	354,977
GT Capital Holdings Inc.	79,170	990,065
International Container Terminal Services Inc.	296,320	1,520,664
JG Summit Holdings Inc.	400,510	292,109
Jollibee Foods Corp.	135,140	658,211
LT Group Inc.	976,600	165,040
Manila Electric Co.	108,720	754,261
Megaworld Corp.	20,093,000	690,390
Metropolitan Bank & Trust Co.	54,100	59,668
PLDT Inc.	61,855	1,443,323
Puregold Price Club Inc.	888,200	434,501
Robinsons Land Corp.	427,800	124,600
Security Bank Corp.	41,050	51,846
SM Prime Holdings Inc.	3,795,800	2,133,724
Universal Robina Corp.	142,110	295,843
Wilcon Depot Inc.	1,670,800	641,987

		18,596,258

Romania — 10.0%
Banca Transilvania SA	1,682,095	9,510,698
BRD-Groupe Societe Generale SA	535,500	2,261,002
MED Life SA(a)	1,166,652	991,989
OMV Petrom SA	73,767,394	9,897,788
One United Properties SA	2,334,815	504,444
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA(a)	356,378	9,617,699
Societatea Energetica Electrica SA	552,426	1,405,557
Societatea Nationala de Gaze Naturale ROMGAZ SA	473,897	5,159,273
Societatea Nationala Nuclearelectrica SA	216,614	2,222,141
Teraplast SA(a)	1,644,050	209,151
TTS Transport Trade Services SA, NVS	164,783	1,078,617

		42,858,359

Sri Lanka — 1.0%
Commercial Bank of Ceylon PLC(a)	1,179,135	343,994
John Keells Holdings PLC	5,966,905	3,592,715
Sampath Bank PLC	2,131,353	505,721

		4,442,430

Vietnam — 29.8%
Bank for Foreign Trade of Vietnam JSC(a)	1,549,710	6,119,203
Bank for Investment and Development of Vietnam JSC(a)	834,903	1,798,966
Binh Dinh Pharmaceutical & Medical Equipment JSC, NVS	271,500	611,288
CEO Group JSC	756,900	687,684
DABACO Vietnam Group JSC, NVS	468,600	570,048
Dat Xanh Group JSC(a)	391,710	290,834
Development Investment Construction JSC(a)	1,264,554	1,404,934
Digiworld Corp., NVS	376,400	854,265
Duc Giang Chemicals JSC	703,894	3,200,251
EVN Finance JSC, NVS	1,632,200	1,271,328
FPT Digital Retail JSC	203,845	1,201,998
FPT Securities JSC, NVS	395,200	913,850
Gelex Group JSC(a)	1,945,584	1,765,879
Ha Do Group JSC(a)	399,585	431,029
HAGL JSC(a)	2,149,500	1,119,547
Hoa Phat Group JSC(a)	11,623,503	14,635,831
Hoa Sen Group(a)	1,231,940	1,140,828
Hoang Huy Investment Financial Services JSC	1,311,300	698,591
IDICO Corp. JSC	364,650	871,314
Khang Dien House Trading and Investment JSC(a)	1,449,196	2,042,628

Security	Shares	Value

Vietnam (continued)
KIDO Group Corp.	535,672	$1,373,406
Kinh Bac City Development Share Holding Corp.(a)	1,260,160	1,588,060
Kosy JSC, NVS	608,200	988,171
Masan Group Corp.(a)	2,633,356	7,534,645
Nam Kim Steel JSC(a)	553,600	538,824
Novaland Investment Group Corp.(a)	3,658,433	2,541,317
PC1 Group JSC, NVS(a)	882,715	993,002
PetroVietNam Ca Mau Fertilizer JSC	329,500	451,995
PetroVietnam Drilling & Well Services JSC(a)	1,150,034	1,443,634
PetroVietnam Fertilizer & Chemicals JSC	607,200	858,151
PetroVietnam Gas JSC	226,640	712,642
PetroVietnam Power Corp.(a)	3,654,540	1,729,948
PetroVietnam Technical Services Corp.	988,098	1,475,132
Petrovietnam Transportation Corp.	756,600	823,852
Phat Dat Real Estate Development Corp.(a)	1,260,036	1,483,919
Sai Gon-Ha Noi Securities JSC(a)	1,329,250	954,472
Saigon - Hanoi Commercial Joint Stock Bank(a)	3,889,303	1,865,047
Saigon Beer Alcohol Beverage Corp.	347,460	826,101
Song da Urban & Industrial Zone Investment & Development JSC, NVS	243,800	745,741
SSI Securities Corp.	4,146,341	6,240,334
Tasco JSC(a)	630,300	490,944
Thaiholdings JSC(a)	74,040	105,729
Thanh Thanh Cong - Bien Hoa JSC(a)	1,797,397	971,672
Van Phu - Invest Investment JSC	497,480	1,170,541
Viet Capital Securities JSC	1,197,570	2,222,233
Vietjet Aviation JSC(a)	674,390	2,823,122
Vietnam Construction and Import-Export JSC(a)	1,131,488	1,122,408
Vietnam Dairy Products JSC	3,211,274	9,386,812
Vietnam Export Import Commercial JSB, NVS	1,939,034	1,426,136
Viettel Construction Joint Stock Corp., NVS	183,700	784,086
Vincom Retail JSC(a)	3,820,080	4,112,053
Vingroup JSC(a)	4,788,334	8,747,735
Vinh Hoan Corp.	438,880	1,311,817
Vinhomes JSC(a)(d)	6,208,788	10,947,872
VIX Securities JSC(a)	2,313,100	1,725,083
Vndirect Securities Corp.(a)	3,429,340	3,162,977

		127,309,909

Total Common Stocks — 95.6% (Cost: $358,192,298)		408,629,624

Preferred Stocks

Colombia — 1.5%
Bancolombia SA, Preference Shares, NVS	793,276	6,483,642

Total Preferred Stocks — 1.5% (Cost: $5,090,302)		6,483,642

Total Long-Term Investments — 97.1% (Cost: $363,282,600)		415,113,266

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(e)(f)(g)	637,054	637,373

8	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Frontier and Select EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(e)(f)	3,730,000	$3,730,000

Total Short-Term Securities — 1.0% (Cost: $4,367,413)		4,367,373

Total Investments — 98.1% (Cost: $367,650,013)		419,480,639

Other Assets Less Liabilities — 1.9%		8,110,145

Net Assets — 100.0%		$427,590,784

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$637,414	(a)	$—	$(1)	$(40)	$637,373	637,054	$94	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	3,730,000	(a)	—	—	—	3,730,000	3,730,000	82,935		—

					$(1)	$(40)	$4,367,373		$83,029		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	231	03/15/24	$11,744	$242,503

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,939,130	EGP	284,000,000	Citibank N.A.	01/27/25	$(701,364)

						$(701,364)

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Frontier and Select EM ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$242,503	$—	$—	$—	$242,503

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$701,364	$—	$—	$701,364

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(623,104)	$—	$—	$—	$(623,104)
Forward foreign currency exchange contracts	—	—	—	1,996,059	—	—	1,996,059

	$—	$—	$(623,104)	$1,996,059	$—	$—	$1,372,955

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$942,579	$—	$—	$—	$942,579
Forward foreign currency exchange contracts	—	—	—	(3,900,110)	—	—	(3,900,110)

	$—	$—	$942,579	$(3,900,110)	$—	$—	$(2,957,531)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,373,980
Forward foreign currency exchange contracts:
Average amounts sold — in USD	$2,469,565

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$242,503	$—
Forward foreign currency exchange contracts	—	701,364

Total derivative assets and liabilities in the Statement of Assets and Liabilities	242,503	701,364
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(242,503)	—

Total derivative assets and liabilities subject to an MNA	$—	$701,364

10	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Frontier and Select EM ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)(c)

Citibank N.A.	$701,364	$—		$—	$—	$701,364

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$189,480,590	$219,149,034	$—	$408,629,624
Preferred Stocks	6,483,642	—	—	6,483,642
Short-Term Securities
Money Market Funds	4,367,373	—	—	4,367,373

	$200,331,605	$219,149,034	$—	$419,480,639

Derivative Financial Instruments(a)
Assets
Equity Contracts	$242,503	$—	$—	$242,503
Liabilities
Foreign Currency Exchange Contracts	—	(701,364)	—	(701,364)

	$242,503	$(701,364)	$—	(458,861)

(a)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.9%
Ampol Ltd.	11,941	$306,106
ANZ Group Holdings Ltd.	149,957	2,779,551
APA Group	60,614	309,451
Aristocrat Leisure Ltd.	29,717	902,904
ASX Ltd.	9,535	408,545
Aurizon Holdings Ltd.	92,671	229,678
BHP Group Ltd.	258,456	7,408,980
BlueScope Steel Ltd.	25,126	373,636
Brambles Ltd.	71,279	699,887
CAR Group Ltd.	18,169	435,286
Cochlear Ltd.	3,205	730,590
Coles Group Ltd.	65,738	723,069
Commonwealth Bank of Australia	85,654	6,497,411
Computershare Ltd.	26,986	456,064
CSL Ltd.	24,776	4,612,405
Dexus	51,755	247,846
Endeavour Group Ltd./Australia	65,646	235,005
Fortescue Ltd.	90,063	1,520,084
Goodman Group	88,364	1,720,234
GPT Group (The)	93,428	264,235
IDP Education Ltd.	10,494	130,353
Insurance Australia Group Ltd.	126,726	511,550
James Hardie Industries PLC(a)	22,144	875,915
Lottery Corp. Ltd. (The)	110,552	365,788
Macquarie Group Ltd.	18,521	2,351,785
Medibank Pvt Ltd.	137,757	321,934
Mineral Resources Ltd.	8,423	365,509
Mirvac Group	192,092	272,454
National Australia Bank Ltd.	161,196	3,581,633
Northern Star Resources Ltd.	56,048	465,908
Orica Ltd.	20,810	231,906
Origin Energy Ltd.	87,612	511,822
Pilbara Minerals Ltd.(b)	163,983	447,804
Qantas Airways Ltd.(a)	47,021	157,175
QBE Insurance Group Ltd.	73,837	831,033
Ramsay Health Care Ltd.	9,666	344,833
REA Group Ltd.	2,609	329,959
Reece Ltd.(b)	14,739	258,080
Rio Tinto Ltd.	19,557	1,574,904
Santos Ltd.	154,884	713,169
Scentre Group	250,569	507,117
SEEK Ltd.	16,775	287,267
Seven Group Holdings Ltd.	8,380	209,764
Sonic Healthcare Ltd.	22,493	436,494
South32 Ltd.	230,915	442,358
Stockland	124,546	363,901
Suncorp Group Ltd.	63,555	632,947
Telstra Group Ltd.	205,854	511,488
Transurban Group	160,422	1,413,674
Treasury Wine Estates Ltd.	41,271	331,338
Vicinity Ltd.	194,456	245,565
Washington H Soul Pattinson & Co. Ltd.	10,891	244,990
Wesfarmers Ltd.	58,871	2,555,219
Westpac Banking Corp.	180,274	3,093,366
WiseTech Global Ltd.	9,713	599,129
Woodside Energy Group Ltd.	97,551	1,924,563
Woolworths Group Ltd.	62,149	1,319,272
Xero Ltd.(a)	6,571	546,500

		61,169,433

Security	Shares	Value

Austria — 0.1%
Erste Group Bank AG	16,976	$678,754
OMV AG	7,278	320,712
Verbund AG	3,364	243,519
voestalpine AG	5,859	160,066

		1,403,051

Belgium — 0.2%
Ageas SA/NV	8,546	363,201
Anheuser-Busch InBev SA/NV	44,300	2,677,515
Argenx SE(a)	2,997	1,123,321
D’ieteren Group	1,154	222,975
Elia Group SA/NV	1,640	182,429
Groupe Bruxelles Lambert NV	5,574	419,209
KBC Group NV	12,421	874,970
Lotus Bakeries NV	19	178,656
Sofina SA	730	167,082
Syensqo SA(a)	3,665	327,229
UCB SA	6,214	716,968
Umicore SA	9,572	200,317
Warehouses De Pauw CVA	7,546	202,118

		7,655,990

Bermuda — 0.0%
Liberty Global Ltd., NVS(a)(b)	12,458	231,096

Canada — 3.1%
Agnico Eagle Mines Ltd.	24,728	1,185,975
Air Canada(a)	9,064	121,018
Alimentation Couche-Tard Inc.	40,093	2,486,555
AltaGas Ltd.	14,127	302,807
ARC Resources Ltd.	34,366	585,704
Bank of Montreal	36,757	3,326,994
Bank of Nova Scotia (The)	61,809	2,997,200
Barrick Gold Corp.	87,278	1,272,690
BCE Inc.	3,756	139,375
Brookfield Asset Management Ltd.	17,297	704,931
Brookfield Corp., Class A	69,122	2,852,177
Brookfield Renewable Corp., Class A	6,883	163,409
BRP Inc.	1,722	113,662
CAE Inc.(a)	15,886	296,615
Cameco Corp.	23,852	966,629
Canadian Apartment Properties REIT	4,327	151,795
Canadian Imperial Bank of Commerce	46,486	2,199,706
Canadian National Railway Co.	28,355	3,676,550
Canadian Natural Resources Ltd.	55,488	3,865,332
Canadian Pacific Kansas City Ltd.	47,538	4,036,255
Canadian Tire Corp. Ltd., Class A, NVS	2,871	292,145
Canadian Utilities Ltd., Class A, NVS	6,519	146,793
CCL Industries Inc., Class B, NVS	7,591	386,947
Cenovus Energy Inc.	71,040	1,237,959
CGI Inc.(a)	10,781	1,237,811
Constellation Software Inc./Canada	1,054	2,934,402
Descartes Systems Group Inc. (The)(a)	4,848	420,197
Dollarama Inc.	14,296	1,105,842
Element Fleet Management Corp.	23,121	385,875
Emera Inc.	15,191	532,801
Empire Co. Ltd., Class A, NVS	8,451	214,147
Enbridge Inc.	107,047	3,679,580
Fairfax Financial Holdings Ltd.	1,136	1,212,540
First Quantum Minerals Ltd.	29,144	275,946
FirstService Corp.	1,984	326,498
Fortis Inc./Canada	25,665	989,610
Franco-Nevada Corp.	9,953	1,042,053
George Weston Ltd.	2,904	380,367

12	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
GFL Environmental Inc.	10,781	$388,693
Gildan Activewear Inc.	10,671	371,596
Great-West Lifeco Inc.	14,971	461,104
Hydro One Ltd.(c)	16,637	495,868
iA Financial Corp. Inc.	5,354	332,014
IGM Financial Inc.	4,317	113,400
Imperial Oil Ltd.	10,036	627,976
Intact Financial Corp.	8,609	1,431,588
Ivanhoe Mines Ltd., Class A(a)(b)	30,740	326,845
Keyera Corp.	11,178	275,013
Kinross Gold Corp.	63,536	310,857
Loblaw Companies Ltd.	8,576	913,998
Lundin Mining Corp.	33,627	265,864
Magna International Inc.	14,176	781,108
Manulife Financial Corp.	90,683	2,152,230
MEG Energy Corp.(a)	14,484	310,032
Metro Inc./CN	12,095	654,858
National Bank of Canada	16,585	1,294,514
Northland Power Inc.	11,324	191,911
Nutrien Ltd.	25,860	1,349,830
Onex Corp.	3,817	284,261
Open Text Corp.	13,315	512,036
Pan American Silver Corp.	18,349	227,681
Parkland Corp.	7,724	247,061
Pembina Pipeline Corp.	27,155	945,018
Power Corp. of Canada	26,938	778,277
Quebecor Inc., Class B	8,552	200,008
RB Global Inc.	9,139	689,491
Restaurant Brands International Inc.	14,097	1,094,604
RioCan REIT	8,462	111,484
Rogers Communications Inc., Class B, NVS	17,499	774,410
Royal Bank of Canada	72,036	6,995,796
Saputo Inc.	12,456	253,406
Shopify Inc., Class A(a)	61,609	4,707,097
Stantec Inc.	5,587	466,506
Sun Life Financial Inc.	29,008	1,540,653
Suncor Energy Inc.	67,828	2,330,486
TC Energy Corp.	50,636	2,002,830
Teck Resources Ltd., Class B	23,361	897,672
TELUS Corp.	21,631	377,265
TFI International Inc.	4,115	607,995
Thomson Reuters Corp.	8,529	1,346,390
TMX Group Ltd.	13,790	361,732
Toromont Industries Ltd.	4,078	374,552
Toronto-Dominion Bank (The)	92,705	5,566,467
Tourmaline Oil Corp.	15,333	693,919
Waste Connections Inc.	13,343	2,220,809
West Fraser Timber Co. Ltd.	3,042	244,812
Wheaton Precious Metals Corp.	22,204	915,057
WSP Global Inc.	6,501	1,031,902

		100,095,868

Denmark — 0.9%
AP Moller - Maersk A/S, Class A	176	239,074
AP Moller - Maersk A/S, Class B, NVS	251	356,205
Carlsberg A/S, Class B	4,935	689,335
Coloplast A/S, Class B(b)	6,874	913,096
Danske Bank A/S	33,300	979,691
Demant A/S(a)	5,393	270,388
DSV A/S	9,306	1,493,152
Genmab A/S(a)	3,515	976,538
Novo Nordisk A/S	167,137	19,950,412
Novozymes A/S, Class B	18,660	1,052,571

Security	Shares	Value

Denmark (continued)
Orsted A/S(c)	9,361	$524,232
Pandora A/S	4,899	792,267
Rockwool A/S, Class B	428	136,982
Tryg A/S	17,805	378,645
Vestas Wind Systems A/S(a)	49,874	1,389,890

		30,142,478

Finland — 0.3%
Elisa OYJ	7,008	315,627
Fortum OYJ	22,049	275,571
Kesko OYJ, Class B	13,229	252,933
Kone OYJ, Class B	16,703	817,802
Metso OYJ	33,269	355,871
Neste OYJ	20,811	570,473
Nokia OYJ	297,554	1,048,905
Nordea Bank Abp, New	161,570	1,966,386
Orion OYJ, Class B	5,282	207,666
Sampo OYJ, Class A	24,494	1,096,028
Stora Enso OYJ, Class R	28,833	364,553
UPM-Kymmene OYJ	26,256	878,772
Wartsila OYJ Abp	24,190	374,480

		8,525,067

France — 3.1%
Accor SA	8,543	371,089
Aeroports de Paris SA	1,420	193,307
Air Liquide SA	26,943	5,476,235
Airbus SE	30,030	4,968,733
Alstom SA	15,743	210,416
Amundi SA(c)	3,055	201,298
ArcelorMittal SA	26,361	687,637
Arkema SA	2,984	309,297
AXA SA	91,232	3,248,032
BioMerieux	2,038	222,773
BNP Paribas SA	52,732	3,164,974
Bollore SE	44,659	306,260
Bouygues SA	11,366	449,476
Bureau Veritas SA	14,592	423,994
Capgemini SE	8,453	2,056,139
Carrefour SA	30,948	519,968
Cie. de Saint-Gobain SA	24,843	1,915,161
Cie. Generale des Etablissements Michelin SCA	33,354	1,234,313
Covivio SA/France	2,614	117,374
Credit Agricole SA	61,350	832,081
Danone SA	32,133	2,050,449
Dassault Aviation SA	1,208	238,815
Dassault Systemes SE	35,247	1,651,712
Edenred SE	12,312	609,242
Eiffage SA	4,082	444,522
Engie SA	96,054	1,541,319
EssilorLuxottica SA	14,792	3,140,848
Eurazeo SE	1,982	167,678
Eurofins Scientific SE	6,748	403,280
Euronext NV(c)	4,331	399,148
Gecina SA	2,257	218,007
Getlink SE	21,958	374,900
Hermes International SCA	1,622	4,058,794
Ipsen SA	1,835	201,580
Kering SA	3,651	1,681,752
Klepierre SA	10,618	269,732
La Francaise des Jeux SAEM(c)	4,813	201,675
Legrand SA	13,135	1,330,329
L’Oreal SA	12,449	5,946,500

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
LVMH Moet Hennessy Louis Vuitton SE	14,084	$12,854,961
Orange SA	98,205	1,125,720
Pernod Ricard SA	10,724	1,792,341
Publicis Groupe SA	11,262	1,191,581
Remy Cointreau SA	1,122	118,893
Renault SA	9,677	404,049
Rexel SA	11,551	295,878
Safran SA	17,507	3,671,050
Sanofi SA	57,225	5,454,374
Sartorius Stedim Biotech	1,360	374,338
Schneider Electric SE	27,520	6,255,078
SEB SA	1,362	161,408
Societe Generale SA	35,550	863,354
Sodexo SA	4,328	344,990
Teleperformance SE	2,907	360,927
Thales SA	5,213	773,158
TotalEnergies SE	111,192	7,087,283
Unibail-Rodamco-Westfield, New(a)	6,257	457,533
Veolia Environnement SA	35,705	1,106,795
Vinci SA	26,465	3,391,281
Vivendi SE	38,872	434,381
Worldline SA/France(a)(c)	11,800	135,840

		100,494,052

Germany — 2.1%
adidas AG	8,508	1,720,999
Allianz SE, Registered	20,603	5,658,724
BASF SE	44,673	2,275,508
Bayer AG, Registered	51,264	1,548,898
Bayerische Motoren Werke AG	16,349	1,933,892
Bechtle AG	4,086	210,816
Beiersdorf AG	4,953	709,967
Brenntag SE	7,605	694,370
Carl Zeiss Meditec AG, Bearer(b)	2,000	245,602
Commerzbank AG	58,798	680,641
Continental AG	5,338	428,189
Covestro AG(a)(c)	9,172	499,211
Daimler Truck Holding AG	28,640	1,170,070
Delivery Hero SE, Class A(a)(c)	8,018	185,464
Deutsche Bank AG, Registered	102,647	1,374,721
Deutsche Boerse AG	9,806	2,052,859
Deutsche Lufthansa AG, Registered(a)	32,672	254,084
Deutsche Post AG, Registered	50,688	2,353,647
Deutsche Telekom AG, Registered	163,226	3,879,716
E.ON SE	118,071	1,507,683
Evonik Industries AG	10,472	193,305
Fresenius Medical Care AG & Co. KGaA	10,123	388,247
Fresenius SE & Co. KGaA	23,258	651,344
GEA Group AG	7,605	306,759
Hannover Rueck SE	2,952	757,801
Heidelberg Materials AG	7,118	691,150
Henkel AG & Co. KGaA	5,126	345,834
Infineon Technologies AG	66,601	2,391,346
Knorr-Bremse AG	3,579	250,566
LEG Immobilien SE(a)	3,588	264,290
Mercedes-Benz Group AG	41,629	3,317,198
Merck KGaA	6,338	1,078,390
MTU Aero Engines AG	2,679	644,431
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	6,841	3,184,984
Nemetschek SE	2,847	272,739
Puma SE	5,206	239,442
Rational AG	241	198,314

Security	Shares	Value

Germany (continued)
Rheinmetall AG	2,087	$957,634
RWE AG	31,543	1,056,607
SAP SE	53,608	10,045,779
Scout24 SE(c)	4,513	328,161
Siemens AG, Registered	38,741	7,669,510
Siemens Healthineers AG(c)	15,083	905,228
Symrise AG, Class A	7,184	735,157
Talanx AG(a)	3,200	228,418
Volkswagen AG	1,590	250,239
Vonovia SE	35,541	991,919
Zalando SE(a)(c)	10,981	232,394

		67,962,247

Hong Kong — 0.5%
AIA Group Ltd.	587,400	4,735,140
BOC Hong Kong Holdings Ltd.	198,500	521,501
CK Asset Holdings Ltd.	107,000	492,202
CK Hutchison Holdings Ltd.	142,500	719,779
CK Infrastructure Holdings Ltd.	42,500	249,518
CLP Holdings Ltd.	80,000	665,770
ESR Group Ltd.(b)(c)	99,800	132,979
Futu Holdings Ltd., ADR(a)	2,822	151,033
Galaxy Entertainment Group Ltd.	102,000	555,366
Hang Lung Properties Ltd.	124,000	133,091
Hang Seng Bank Ltd.	40,700	463,743
Henderson Land Development Co. Ltd.	83,000	238,816
HKT Trust & HKT Ltd., Class SS	202,000	246,289
Hong Kong & China Gas Co. Ltd.	640,589	493,901
Hong Kong Exchanges & Clearing Ltd.	57,600	1,773,997
Hongkong Land Holdings Ltd.	61,600	208,564
Jardine Matheson Holdings Ltd.	9,000	377,863
Link REIT	135,560	672,189
MTR Corp. Ltd.	91,000	301,053
Power Assets Holdings Ltd.	67,500	405,078
Sands China Ltd.(a)	107,600	305,513
Sino Land Co. Ltd.	118,000	127,079
SITC International Holdings Co. Ltd.	42,000	69,157
Sun Hung Kai Properties Ltd.	73,500	739,577
Swire Pacific Ltd., Class A	28,500	236,092
Swire Properties Ltd.	52,400	107,785
Techtronic Industries Co. Ltd.	77,500	836,087
WH Group Ltd.(c)	448,500	269,529
Wharf Holdings Ltd. (The)(b)	52,000	191,669
Wharf Real Estate Investment Co. Ltd.	75,000	249,759

		16,670,119

Ireland — 0.2%
AIB Group PLC	72,559	336,860
Bank of Ireland Group PLC	53,551	467,660
CRH PLC	35,889	2,989,205
Flutter Entertainment PLC(a)	8,901	1,927,378
Kerry Group PLC, Class A	7,895	693,274
Kingspan Group PLC	7,692	695,579
Smurfit Kappa Group PLC	12,262	524,071

		7,634,027

Israel — 0.2%
Azrieli Group Ltd.	2,073	150,447
Bank Hapoalim BM	58,251	557,971
Bank Leumi Le-Israel BM	77,246	647,681
Check Point Software Technologies Ltd.(a)	5,211	835,949
CyberArk Software Ltd.(a)(b)	2,012	530,685
Elbit Systems Ltd.	1,325	294,727
Global-e Online Ltd.(a)	4,557	154,346

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
ICL Group Ltd.	35,195	$186,932
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	57,997	302,594
Mizrahi Tefahot Bank Ltd.	7,008	277,380
Monday.com Ltd.(a)(b)	1,542	343,881
Nice Ltd.(a)	3,127	765,040
Teva Pharmaceutical Industries Ltd., ADR(a)	56,582	744,053
Wix.com Ltd.(a)	2,687	376,664

		6,168,354

Italy — 0.7%
Amplifon SpA	6,225	207,869
Assicurazioni Generali SpA	54,392	1,290,124
Banco BPM SpA	61,515	358,129
DiaSorin SpA	1,193	120,406
Enel SpA	415,115	2,641,397
Eni SpA	116,029	1,786,664
Ferrari NV	6,432	2,714,711
FinecoBank Banca Fineco SpA	34,276	474,844
Infrastrutture Wireless Italiane SpA(c)	17,041	188,752
Intesa Sanpaolo SpA	740,601	2,358,374
Leonardo SpA	13,419	286,900
Mediobanca Banca di Credito Finanziario SpA	31,014	422,475
Moncler SpA	10,121	729,792
Nexi SpA(a)(c)	37,077	272,117
Poste Italiane SpA(c)	26,153	306,757
Prysmian SpA	12,605	629,062
Recordati Industria Chimica e Farmaceutica SpA	5,185	290,281
Snam SpA	99,766	466,056
Stellantis NV	111,286	2,911,197
Telecom Italia SpA/Milano(a)	499,644	150,216
Tenaris SA, NVS	23,474	416,933
Terna - Rete Elettrica Nazionale	69,576	545,058
UniCredit SpA	81,478	2,729,073

		22,297,187

Japan — 6.2%
Advantest Corp.	39,400	1,854,790
Aeon Co. Ltd.	33,300	795,103
AGC Inc.	8,300	296,799
Aisin Corp.	7,100	268,133
Ajinomoto Co. Inc.	22,800	838,613
ANA Holdings Inc.(a)	4,800	104,651
Asahi Group Holdings Ltd.	22,600	774,219
Asahi Intecc Co. Ltd.	13,300	276,820
Asahi Kasei Corp.	73,300	510,019
Astellas Pharma Inc.	92,400	1,009,817
Azbil Corp.	3,600	105,794
Bandai Namco Holdings Inc.	28,500	548,804
Bridgestone Corp.	29,600	1,271,099
Brother Industries Ltd.	16,100	270,129
Canon Inc.	47,500	1,389,129
Capcom Co. Ltd.	9,000	363,427
Central Japan Railway Co.	39,100	983,360
Chiba Bank Ltd. (The)	24,600	200,343
Chubu Electric Power Co. Inc.	36,000	448,065
Chugai Pharmaceutical Co. Ltd.	36,300	1,449,881
Concordia Financial Group Ltd.	49,100	248,929
Dai Nippon Printing Co. Ltd.	12,100	353,430
Daifuku Co. Ltd.	15,700	372,775
Dai-ichi Life Holdings Inc.	47,500	1,081,297
Daiichi Sankyo Co. Ltd.	94,400	3,108,961
Daikin Industries Ltd.	13,800	1,945,004

Security	Shares	Value

Japan (continued)
Daito Trust Construction Co. Ltd.	3,100	$367,756
Daiwa House Industry Co. Ltd.	30,000	866,233
Daiwa Securities Group Inc.	78,900	581,705
Denso Corp.	96,600	1,776,987
Dentsu Group Inc.	9,600	265,975
Disco Corp.	4,500	1,466,493
East Japan Railway Co.	15,600	922,919
Eisai Co. Ltd.	13,900	576,581
ENEOS Holdings Inc.	171,600	740,383
FANUC Corp.	47,400	1,381,681
Fast Retailing Co. Ltd.	9,000	2,606,848
Fuji Electric Co. Ltd.	5,200	316,667
FUJIFILM Holdings Corp.	19,700	1,254,825
Fujitsu Ltd.	8,400	1,312,691
GLP J-REIT	216	171,372
Hamamatsu Photonics KK	7,200	258,855
Hankyu Hanshin Holdings Inc.	15,900	458,518
Hikari Tsushin Inc.	600	108,636
Hirose Electric Co. Ltd.	1,100	117,065
Hitachi Construction Machinery Co. Ltd.	3,100	89,719
Hitachi Ltd.	46,800	3,964,920
Honda Motor Co. Ltd.	234,900	2,791,213
Hoshizaki Corp.	6,100	208,216
Hoya Corp.	18,000	2,349,666
Hulic Co. Ltd.	20,300	202,552
Ibiden Co. Ltd.	5,300	245,321
Idemitsu Kosan Co. Ltd.	49,600	313,647
Iida Group Holdings Co. Ltd.	4,300	55,487
Inpex Corp.	48,200	642,444
Isuzu Motors Ltd.	26,200	373,846
ITOCHU Corp.	61,900	2,688,993
Japan Airlines Co. Ltd.	4,200	78,440
Japan Exchange Group Inc.	24,100	630,976
Japan Metropolitan Fund Invest	388	228,668
Japan Post Bank Co. Ltd.	75,100	800,769
Japan Post Holdings Co. Ltd.	121,300	1,170,688
Japan Post Insurance Co. Ltd.	5,800	106,895
Japan Real Estate Investment Corp.	56	201,862
Japan Tobacco Inc.	61,400	1,594,957
JFE Holdings Inc.	30,300	496,929
JSR Corp.	9,700	260,616
Kajima Corp.	22,300	414,010
Kansai Electric Power Co. Inc. (The)	38,900	497,488
Kao Corp.	23,000	870,274
Kawasaki Kisen Kaisha Ltd.	6,600	315,025
KDDI Corp.	76,300	2,306,683
KDX Realty Investment Corp.	210	210,208
Keisei Electric Railway Co. Ltd.	6,500	303,687
Keyence Corp.	9,700	4,545,959
Kikkoman Corp.	6,400	419,205
Kintetsu Group Holdings Co. Ltd.	8,400	258,339
Kirin Holdings Co. Ltd.	42,400	589,451
Kobe Bussan Co. Ltd.	7,600	204,618
Koito Manufacturing Co. Ltd.	6,000	76,056
Komatsu Ltd.	47,700	1,384,639
Konami Group Corp.	4,400	296,108
Kubota Corp.	48,300	708,870
Kyocera Corp.	74,400	1,098,032
Kyowa Kirin Co. Ltd.	17,100	338,636
Lasertec Corp.	3,700	992,776
LY Corp.	149,300	412,679
M3 Inc.	22,100	317,870

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Makita Corp.	11,200	$293,039
Marubeni Corp.	77,200	1,279,358
MatsukiyoCocokara & Co.	18,100	300,156
Mazda Motor Corp.	25,800	299,603
McDonald’s Holdings Co. Japan Ltd.(b)	4,700	218,596
MEIJI Holdings Co. Ltd.	12,200	274,557
MINEBEA MITSUMI Inc.	19,800	410,584
MISUMI Group Inc.	17,500	267,473
Mitsubishi Chemical Group Corp.	74,100	425,211
Mitsubishi Corp.	175,200	3,757,959
Mitsubishi Electric Corp.	99,200	1,580,056
Mitsubishi Estate Co. Ltd.	56,200	860,223
Mitsubishi HC Capital Inc.	43,100	297,813
Mitsubishi Heavy Industries Ltd.	15,300	1,210,947
Mitsubishi UFJ Financial Group Inc.	579,400	5,952,062
Mitsui & Co. Ltd.	66,400	2,916,457
Mitsui Chemicals Inc.	9,700	269,002
Mitsui Fudosan Co. Ltd.	45,100	1,224,323
Mitsui OSK Lines Ltd.	18,400	630,126
Mizuho Financial Group Inc.	125,490	2,344,415
MonotaRO Co. Ltd.	16,500	157,821
MS&AD Insurance Group Holdings Inc.	22,200	1,109,383
Murata Manufacturing Co. Ltd.	89,700	1,807,633
NEC Corp.	12,300	830,216
Nexon Co. Ltd.	23,600	383,280
Nidec Corp.	22,200	842,462
Nintendo Co. Ltd.	51,600	2,883,420
Nippon Building Fund Inc.	82	315,800
Nippon Express Holdings Inc.	4,100	216,753
Nippon Paint Holdings Co. Ltd.	51,600	383,333
Nippon Prologis REIT Inc.	155	259,323
Nippon Sanso Holdings Corp.	10,000	290,034
Nippon Steel Corp.	44,747	1,110,425
Nippon Telegraph & Telephone Corp.	1,516,200	1,843,950
Nippon Yusen KK	23,200	738,838
Nissan Chemical Corp.	4,800	200,769
Nissan Motor Co. Ltd.	122,800	483,791
Nissin Foods Holdings Co. Ltd.	10,200	297,313
Nitori Holdings Co. Ltd.	3,600	529,525
Nitto Denko Corp.	7,500	689,580
Nomura Holdings Inc.	171,700	977,602
Nomura Real Estate Holdings Inc.	3,500	87,125
Nomura Real Estate Master Fund Inc.	216	214,680
Nomura Research Institute Ltd.	19,000	533,901
NTT Data Group Corp.	27,600	449,524
Obayashi Corp.	28,100	272,048
Obic Co. Ltd.	3,800	595,095
Odakyu Electric Railway Co. Ltd.	17,800	250,261
Olympus Corp.	66,900	951,912
Omron Corp.	7,000	260,279
Ono Pharmaceutical Co. Ltd.	20,000	331,192
Oracle Corp. Japan	1,100	84,341
Oriental Land Co. Ltd./Japan	54,600	1,956,875
ORIX Corp.	64,300	1,350,977
Osaka Gas Co. Ltd.	20,100	401,128
Otsuka Corp.	5,900	259,432
Otsuka Holdings Co. Ltd.	20,600	835,876
Pan Pacific International Holdings Corp.	21,200	499,780
Panasonic Holdings Corp.	119,500	1,129,709
Rakuten Group Inc.(a)(b)	76,300	418,198
Recruit Holdings Co. Ltd.	73,700	2,972,751
Renesas Electronics Corp.	74,500	1,230,970

Security	Shares	Value

Japan (continued)
Resona Holdings Inc.	114,700	$625,988
Ricoh Co. Ltd.	28,700	239,040
Rohm Co. Ltd.	18,100	308,364
SBI Holdings Inc.	16,300	438,862
SCREEN Holdings Co. Ltd.	4,200	524,860
SCSK Corp.	4,600	84,845
Secom Co. Ltd.	10,500	766,208
Seiko Epson Corp.	17,300	280,045
Sekisui Chemical Co. Ltd.	20,200	284,809
Sekisui House Ltd.	27,200	605,898
Seven & i Holdings Co. Ltd.	114,000	1,698,935
SG Holdings Co. Ltd.	18,500	232,079
Sharp Corp./Japan(a)	6,200	33,790
Shimadzu Corp.	16,100	439,824
Shimano Inc.	3,400	470,905
Shimizu Corp.	25,300	146,751
Shin-Etsu Chemical Co. Ltd.	91,665	3,911,743
Shionogi & Co. Ltd.	13,400	667,144
Shiseido Co. Ltd.	20,900	568,209
Shizuoka Financial Group Inc., NVS	22,200	217,302
SMC Corp.	2,900	1,750,371
SoftBank Corp.	144,700	1,903,306
SoftBank Group Corp.	51,600	3,056,411
Sompo Holdings Inc.	16,000	938,013
Sony Group Corp.	63,200	5,444,563
Square Enix Holdings Co. Ltd.	4,500	190,646
Subaru Corp.	31,600	714,975
SUMCO Corp.	18,900	296,614
Sumitomo Corp.	51,200	1,201,967
Sumitomo Electric Industries Ltd.	40,400	599,887
Sumitomo Metal Mining Co. Ltd.	12,600	328,008
Sumitomo Mitsui Financial Group Inc.	66,800	3,721,729
Sumitomo Mitsui Trust Holdings Inc.	38,000	770,003
Sumitomo Realty & Development Co. Ltd.	18,200	539,851
Suntory Beverage & Food Ltd.	6,900	226,577
Suzuki Motor Corp.	19,900	876,004
Sysmex Corp.	8,300	466,085
T&D Holdings Inc.	24,900	433,370
Taisei Corp.	9,400	295,542
Takeda Pharmaceutical Co. Ltd.	80,226	2,346,304
TDK Corp.	20,500	1,068,806
Terumo Corp.	33,900	1,320,801
TIS Inc.	13,500	304,678
Tobu Railway Co. Ltd.	5,500	140,602
Toho Co. Ltd./Tokyo	6,100	197,969
Tokio Marine Holdings Inc.	90,500	2,644,108
Tokyo Electric Power Co. Holdings Inc.(a)	92,900	502,570
Tokyo Electron Ltd.	24,200	6,004,235
Tokyo Gas Co. Ltd.	20,100	439,952
Tokyu Corp.	23,800	296,139
Toppan Holdings Inc.	16,800	400,403
Toray Industries Inc.	77,200	356,196
TOTO Ltd.	7,100	192,254
Toyota Industries Corp.	7,500	747,322
Toyota Motor Corp.	543,100	13,081,331
Toyota Tsusho Corp.	10,900	706,140
Trend Micro Inc./Japan	5,700	283,269
Unicharm Corp.	21,000	696,426
USS Co. Ltd.	6,400	111,406
West Japan Railway Co.	13,700	569,669
Yakult Honsha Co. Ltd.	13,500	290,910
Yamaha Corp.	6,800	148,709

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Yamaha Motor Co. Ltd.	53,400	$478,749
Yamato Holdings Co. Ltd.	17,700	268,961
Yaskawa Electric Corp.	12,200	500,059
Yokogawa Electric Corp.	15,900	336,568
Zensho Holdings Co. Ltd.	4,400	192,680
ZOZO Inc.	3,600	81,706

		199,736,728

Netherlands — 1.3%
ABN AMRO Bank NV, CVA(c)	21,955	353,455
Adyen NV(a)(c)	1,114	1,762,612
Aegon Ltd.	74,570	448,181
AerCap Holdings NV(a)	10,123	781,293
Akzo Nobel NV	9,259	674,880
ASM International NV	2,189	1,336,926
ASML Holding NV	20,683	19,628,197
ASR Nederland NV	8,047	371,407
BE Semiconductor Industries NV	3,875	701,831
CNH Industrial NV	50,434	602,686
Davide Campari-Milano NV	35,781	362,823
EXOR NV, NVS	5,504	594,521
Ferrovial SE	24,616	924,326
Heineken Holding NV	6,803	525,484
Heineken NV	14,476	1,337,455
IMCD NV	2,883	439,829
ING Groep NV	170,206	2,342,348
JDE Peet’s NV	5,282	120,684
Koninklijke Ahold Delhaize NV	49,206	1,465,446
Koninklijke KPN NV	170,987	625,036
Koninklijke Philips NV	40,046	806,817
NN Group NV	13,668	609,971
OCI NV	4,455	117,542
Prosus NV	76,826	2,243,934
Qiagen NV, NVS	11,218	479,641
Randstad NV	6,249	344,657
Universal Music Group NV	41,754	1,260,569
Wolters Kluwer NV	13,406	2,117,072

		43,379,623

New Zealand — 0.1%
Auckland International Airport Ltd.	62,429	307,880
EBOS Group Ltd.	7,937	178,892
Fisher & Paykel Healthcare Corp. Ltd.	30,007	446,547
Mercury NZ Ltd.	34,961	142,190
Meridian Energy Ltd.	64,635	235,356
Spark New Zealand Ltd.	93,310	288,036

		1,598,901

Norway — 0.2%
Adevinta ASA(a)	12,525	133,725
Aker BP ASA	15,562	377,746
DNB Bank ASA	45,745	915,985
Equinor ASA	45,282	1,115,693
Gjensidige Forsikring ASA	10,023	158,346
Kongsberg Gruppen ASA	4,453	283,798
Mowi ASA	25,044	483,675
Norsk Hydro ASA	73,141	375,414
Orkla ASA	37,448	268,457
Salmar ASA	3,483	221,204
Telenor ASA	34,674	379,343
Yara International ASA	8,192	254,928

		4,968,314

Portugal — 0.0%
EDP - Energias de Portugal SA	158,814	632,466

Security	Shares	Value

Portugal (continued)
Galp Energia SGPS SA	25,031	$393,879
Jeronimo Martins SGPS SA	14,088	337,349

		1,363,694

Singapore — 0.3%
CapitaLand Ascendas REIT	216,116	440,433
CapitaLand Integrated Commercial Trust	318,876	465,122
CapitaLand Investment Ltd/Singapore	134,700	278,656
City Developments Ltd.	21,100	88,935
DBS Group Holdings Ltd.	90,000	2,231,574
Genting Singapore Ltd.	302,200	204,508
Grab Holdings Ltd., Class A(a)	93,782	287,911
Jardine Cycle & Carriage Ltd.(b)	5,400	102,365
Keppel Ltd.	70,700	381,253
Mapletree Logistics Trust	157,900	173,941
Mapletree Pan Asia Commercial Trust	110,200	110,724
Oversea-Chinese Banking Corp. Ltd.	165,600	1,599,516
Sea Ltd., ADR(a)	18,598	902,375
Seatrium Ltd.(a)(b)	2,561,786	171,773
Sembcorp Industries Ltd.	45,000	170,898
Singapore Airlines Ltd.(b)	90,500	435,598
Singapore Exchange Ltd.	29,800	209,356
Singapore Technologies Engineering Ltd.	110,800	328,042
Singapore Telecommunications Ltd.	415,300	724,829
United Overseas Bank Ltd.	62,900	1,308,862
Wilmar International Ltd.	94,100	232,389

		10,849,060

Spain — 0.6%
Acciona SA	1,287	144,176
ACS Actividades de Construccion y Servicios SA	10,969	451,079
Aena SME SA(c)	3,661	695,552
Amadeus IT Group SA	23,511	1,390,884
Banco Bilbao Vizcaya Argentaria SA	304,750	3,039,662
Banco Santander SA	821,945	3,425,443
CaixaBank SA	218,409	988,015
Cellnex Telecom SA(c)	27,832	1,006,253
Corp. ACCIONA Energias Renovables SA	203	4,197
EDP Renovaveis SA	13,846	188,872
Enagas SA	2,268	32,757
Endesa SA	15,810	284,740
Grifols SA(a)	14,976	123,340
Iberdrola SA	316,344	3,633,258
Industria de Diseno Textil SA	56,415	2,509,794
Redeia Corp. SA	5,764	91,707
Repsol SA	71,303	1,132,652
Telefonica SA	257,758	1,057,472

		20,199,853

Sweden — 0.8%
Alfa Laval AB	15,546	585,332
Assa Abloy AB, Class B	48,520	1,384,979
Atlas Copco AB, Class A	138,861	2,412,312
Atlas Copco AB, Class B	76,755	1,149,124
Beijer Ref AB, Class B	17,039	239,936
Boliden AB	13,247	335,737
Epiroc AB	32,542	590,707
Epiroc AB, Class B	19,428	320,584
EQT AB	19,444	569,646
Essity AB, Class B	30,774	717,528
Evolution AB(c)	9,897	1,282,097
Fastighets AB Balder, Class B(a)(b)	31,586	196,447
Getinge AB, Class B	11,374	225,401
H & M Hennes & Mauritz AB, Class B	37,846	513,912

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Hexagon AB, Class B	106,084	$1,244,427
Holmen AB, Class B	3,830	153,772
Husqvarna AB, Class B	21,186	163,632
Industrivarden AB, Class A	5,740	195,954
Industrivarden AB, Class C	8,000	272,343
Indutrade AB	13,165	349,110
Investment AB Latour, Class B	7,475	189,874
Investor AB, Class B	89,328	2,247,426
L E Lundbergforetagen AB, Class B	3,800	206,697
Lifco AB, Class B	11,670	311,133
Nibe Industrier AB, Class B	70,992	396,282
Saab AB, Class B	4,049	319,197
Sagax AB, Class B	12,599	298,001
Sandvik AB	55,470	1,249,033
Securitas AB, Class B	24,652	265,168
Skandinaviska Enskilda Banken AB, Class A	80,057	1,190,664
Skanska AB, Class B	16,959	312,986
SKF AB, Class B	19,028	415,611
Svenska Cellulosa AB SCA, Class B	29,380	415,970
Svenska Handelsbanken AB, Class A	71,169	851,168
Swedbank AB, Class A	44,633	981,608
Swedish Orphan Biovitrum AB(a)	9,719	238,700
Tele2 AB, Class B	25,085	210,397
Telefonaktiebolaget LM Ericsson, Class B	159,018	863,469
Telia Co. AB	133,535	317,830
Volvo AB, Class A	10,101	281,852
Volvo AB, Class B	78,454	2,161,684
Volvo Car AB, Class B(a)(b)	29,305	107,158

		26,734,888

Switzerland — 2.6%
ABB Ltd., Registered	81,635	3,766,828
Adecco Group AG, Registered	8,876	355,816
Alcon Inc.	25,110	2,141,075
Avolta AG, Registered(a)	5,022	196,416
Bachem Holding AG, Class B	1,549	122,568
Baloise Holding AG, Registered	2,596	418,864
Banque Cantonale Vaudoise, Registered	1,413	169,355
Barry Callebaut AG, Registered	196	275,350
BKW AG	1,440	201,757
Bunge Global SA	7,242	683,428
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	48	587,403
Chocoladefabriken Lindt & Spruengli AG, Registered	6	721,272
Cie. Financiere Richemont SA, Class A, Registered	27,533	4,382,624
Clariant AG, Registered	12,455	154,254
Coca-Cola HBC AG, Class DI	13,277	413,888
DSM-Firmenich AG	8,883	951,977
EMS-Chemie Holding AG, Registered	388	270,761
Geberit AG, Registered	1,743	1,013,361
Givaudan SA, Registered	476	1,997,266
Helvetia Holding AG, Registered	1,894	267,616
Holcim AG	28,458	2,322,729
Julius Baer Group Ltd.	10,550	565,156
Kuehne + Nagel International AG, Registered	2,577	867,640
Logitech International SA, Registered	8,192	724,880
Lonza Group AG, Registered	3,707	1,934,892
Nestle SA, Registered	136,203	14,126,591
Novartis AG, Registered	104,509	10,544,695
Partners Group Holding AG	1,208	1,736,941
Roche Holding AG, Bearer	1,710	472,718
Roche Holding AG, NVS	35,725	9,340,696
Sandoz Group AG(a)	21,059	651,418

Security	Shares	Value

Switzerland (continued)
Schindler Holding AG, Participation Certificates, NVS	2,340	$616,539
Schindler Holding AG, Registered	1,098	279,244
SGS SA	7,853	754,060
Siemens Energy AG(a)	28,920	444,109
SIG Group AG	14,668	290,584
Sika AG, Registered	7,553	2,184,452
Sonova Holding AG, Registered	2,723	839,901
STMicroelectronics NV	34,349	1,559,694
Straumann Holding AG	5,658	894,307
Swatch Group AG (The), Bearer	1,631	385,055
Swatch Group AG (The), Registered	3,026	138,241
Swiss Life Holding AG, Registered	1,506	1,094,707
Swiss Prime Site AG, Registered	4,342	414,971
Swiss Re AG	14,631	1,765,882
Swisscom AG, Registered	1,198	684,749
Temenos AG, Registered	3,854	290,036
UBS Group AG, Registered	165,997	4,739,513
VAT Group AG(c)	1,534	769,991
Zurich Insurance Group AG	7,660	4,075,352

		84,601,622

United Kingdom — 3.6%
3i Group PLC	51,249	1,601,175
abrdn PLC	89,071	177,375
Admiral Group PLC	13,231	446,431
Anglo American PLC	63,754	1,373,704
Antofagasta PLC	19,311	443,673
Ashtead Group PLC	21,917	1,576,373
Associated British Foods PLC	17,418	501,221
AstraZeneca PLC	79,295	9,995,406
Auto Trader Group PLC(c)	46,949	439,622
Aviva PLC	145,794	823,470
BAE Systems PLC	156,946	2,463,527
Barclays PLC	774,457	1,618,619
Barratt Developments PLC	49,890	294,354
Berkeley Group Holdings PLC	5,482	322,084
BP PLC	865,850	5,030,643
British American Tobacco PLC	107,255	3,186,696
BT Group PLC	347,756	459,028
Bunzl PLC	16,498	657,597
Burberry Group PLC	19,793	321,375
Centrica PLC	286,778	456,283
Coca-Cola Europacific Partners PLC	10,123	694,741
Compass Group PLC	88,024	2,415,255
Croda International PLC	6,825	411,459
DCC PLC	4,804	341,433
Diageo PLC	113,542	4,253,883
Endeavour Mining PLC	9,365	151,101
Entain PLC	29,706	342,781
Experian PLC	47,873	2,050,187
Glencore PLC	534,809	2,542,550
GSK PLC	209,143	4,374,945
Haleon PLC	307,423	1,289,710
Halma PLC	18,598	541,602
Hargreaves Lansdown PLC	17,403	160,389
Hikma Pharmaceuticals PLC	8,470	210,199
HSBC Holdings PLC	981,174	7,637,232
Imperial Brands PLC	44,927	967,831
Informa PLC	73,589	754,502
InterContinental Hotels Group PLC	9,023	958,183
Intertek Group PLC	7,921	463,649
J Sainsbury PLC	85,544	270,047
JD Sports Fashion PLC	126,255	188,661

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Kingfisher PLC	102,914	$305,201
Land Securities Group PLC	34,483	270,154
Legal & General Group PLC	283,101	868,000
Lloyds Banking Group PLC	3,283,063	1,941,189
London Stock Exchange Group PLC	21,358	2,398,785
M&G PLC	127,218	361,686
Melrose Industries PLC	67,917	545,439
Mondi PLC, NVS	21,680	385,459
National Grid PLC	187,879	2,458,397
NatWest Group PLC, NVS	300,762	909,384
Next PLC	6,539	687,499
Ocado Group PLC(a)	23,404	151,583
Pearson PLC	36,915	448,760
Persimmon PLC	15,785	272,030
Phoenix Group Holdings PLC	34,285	215,928
Prudential PLC	138,854	1,368,107
Reckitt Benckiser Group PLC	36,236	2,289,494
RELX PLC	94,705	4,148,466
Rentokil Initial PLC	124,730	694,369
Rio Tinto PLC	57,899	3,714,240
Rolls-Royce Holdings PLC(a)	435,963	2,034,770
Sage Group PLC (The)	54,000	850,640
Schroders PLC	36,015	179,503
Segro PLC	58,777	628,649
Severn Trent PLC	12,258	386,824
Shell PLC	336,896	10,420,130
Smith & Nephew PLC	43,040	567,816
Smiths Group PLC	19,424	395,461
Spirax-Sarco Engineering PLC	3,570	465,793
SSE PLC	56,473	1,160,655
St. James’s Place PLC	26,430	168,289
Standard Chartered PLC	116,057	981,258
Taylor Wimpey PLC	192,979	336,313
Tesco PLC	384,070	1,354,627
Unilever PLC	128,230	6,262,015
United Utilities Group PLC	33,362	431,833
Vodafone Group PLC	1,157,173	1,016,470
Whitbread PLC	9,892	413,189
Wise PLC, Class A(a)	31,003	360,171
WPP PLC	48,721	435,883

		116,493,455

United States — 70.6%
3M Co.	27,885	2,568,766
A O Smith Corp.	6,844	567,368
Abbott Laboratories	88,742	10,528,351
AbbVie Inc.	90,209	15,881,294
Accenture PLC, Class A	32,113	12,035,310
Adobe Inc.(a)	23,259	13,031,553
Advanced Micro Devices Inc.(a)	82,862	15,953,421
AECOM	6,602	586,456
AES Corp. (The)	33,384	507,438
Aflac Inc.	29,714	2,399,108
Agilent Technologies Inc.	14,946	2,052,983
Air Products and Chemicals Inc.	11,247	2,632,248
Airbnb Inc.(a)	22,352	3,519,769
Akamai Technologies Inc.(a)	8,250	915,090
Albemarle Corp.	5,863	808,215
Albertsons Companies Inc., Class A	19,055	386,435
Alexandria Real Estate Equities Inc.	8,727	1,088,519
Align Technology Inc.(a)	3,694	1,117,139
Allegion PLC	4,469	571,451
Alliant Energy Corp.	12,954	618,554

Security	Shares	Value

United States (continued)
Allstate Corp. (The)	13,418	$2,140,439
Ally Financial Inc.	12,935	478,466
Alnylam Pharmaceuticals Inc.(a)	6,401	967,127
Alphabet Inc., Class A(a)	303,127	41,970,964
Alphabet Inc., Class C, NVS(a)	263,891	36,886,684
Altria Group Inc.	91,231	3,732,260
Amazon.com Inc.(a)	476,342	84,198,212
Amcor PLC	77,721	704,152
Ameren Corp.	12,832	913,510
American Electric Power Co. Inc.	27,013	2,301,237
American Express Co.	29,859	6,551,662
American Financial Group Inc./OH	3,277	418,375
American Homes 4 Rent, Class A	16,183	598,933
American International Group Inc.	37,606	2,741,101
American Tower Corp.	23,760	4,724,914
American Water Works Co. Inc.	9,707	1,150,668
Ameriprise Financial Inc.	5,257	2,141,492
AmerisourceBergen Corp.	8,673	2,043,359
AMETEK Inc.	12,065	2,173,872
Amgen Inc.	27,459	7,519,098
Amphenol Corp., Class A	30,603	3,343,072
Analog Devices Inc.	25,645	4,919,224
Annaly Capital Management Inc.	22,881	436,798
Ansys Inc.(a)	4,291	1,433,923
Aon PLC, Class A	10,242	3,236,370
APA Corp.	16,711	497,821
Apollo Global Management Inc.	19,942	2,229,516
Apple Inc.	752,303	135,978,767
Applied Materials Inc.	42,448	8,558,366
AppLovin Corp., Class A(a)	8,134	485,762
Aptiv PLC(a)	14,396	1,144,338
Arch Capital Group Ltd.(a)	18,842	1,650,371
Archer-Daniels-Midland Co.	27,909	1,482,247
Ares Management Corp., Class A	8,501	1,127,488
Arista Networks Inc.(a)	13,473	3,739,296
Arthur J Gallagher & Co.	11,126	2,713,965
Aspen Technology Inc.(a)	1,447	280,559
Assurant Inc.	2,651	481,024
AT&T Inc.	364,075	6,163,793
Atlassian Corp., NVS(a)	8,037	1,667,035
Atmos Energy Corp.	7,537	851,003
Autodesk Inc.(a)	10,911	2,816,893
Automatic Data Processing Inc.	20,742	5,208,938
AutoZone Inc.(a)	909	2,732,472
AvalonBay Communities Inc.	7,456	1,319,936
Avantor Inc.(a)	35,847	883,270
Avery Dennison Corp.	4,119	891,887
Axon Enterprise Inc.(a)	3,751	1,152,945
Baker Hughes Co., Class A	51,594	1,526,666
Ball Corp.	16,474	1,054,665
Bank of America Corp.	363,850	12,560,102
Bank of New York Mellon Corp. (The)	40,277	2,259,137
Bath & Body Works Inc.	10,604	484,603
Baxter International Inc.	24,826	1,015,880
Becton Dickinson and Co.	14,936	3,518,175
Bentley Systems Inc., Class B	11,244	577,604
Berkshire Hathaway Inc., Class B(a)	67,135	27,485,069
Best Buy Co. Inc.	10,523	851,100
Bill.com Holdings Inc.(a)	4,818	305,124
Biogen Inc.(a)	7,287	1,581,206
BioMarin Pharmaceutical Inc.(a)	9,432	813,793
Bio-Rad Laboratories Inc., Class A(a)	1,130	368,244

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Bio-Techne Corp.	7,698	$566,342
BlackRock Inc.(d)	7,596	6,162,939
Blackstone Inc., NVS	36,060	4,609,189
Block Inc.(a)(b)	28,088	2,232,153
Boeing Co. (The)(a)	29,143	5,937,012
Booking Holdings Inc.(a)	1,811	6,282,051
Booz Allen Hamilton Holding Corp., Class A	7,161	1,057,751
BorgWarner Inc.	12,321	383,553
Boston Properties Inc.	7,442	481,646
Boston Scientific Corp.(a)	74,483	4,931,519
Bristol-Myers Squibb Co.	107,031	5,431,823
Broadcom Inc.	22,778	29,622,561
Broadridge Financial Solutions Inc.	5,864	1,193,793
Brown & Brown Inc.	12,030	1,013,046
Brown-Forman Corp., Class B	15,446	930,313
Builders FirstSource Inc.(a)	6,969	1,360,209
Burlington Stores Inc.(a)	3,362	689,546
Cadence Design Systems Inc.(a)	13,959	4,248,840
Caesars Entertainment Inc.(a)	10,821	470,389
Camden Property Trust	4,948	467,487
Campbell Soup Co.	10,426	444,565
Capital One Financial Corp.	19,360	2,664,130
Cardinal Health Inc.	12,958	1,451,037
Carlisle Companies Inc.	2,367	828,450
Carlyle Group Inc. (The)	12,027	551,438
CarMax Inc.(a)(b)	8,145	643,455
Carnival Corp.(a)	53,370	846,448
Carrier Global Corp.	42,846	2,381,381
Catalent Inc.(a)	8,447	484,351
Caterpillar Inc.	26,211	8,753,426
Cboe Global Markets Inc.	5,581	1,071,552
CBRE Group Inc., Class A(a)	15,279	1,403,987
CDW Corp./DE	6,810	1,676,690
Celanese Corp., Class A	5,535	841,154
Celsius Holdings Inc.(a)(b)	7,615	621,536
Centene Corp.(a)	27,429	2,151,256
CenterPoint Energy Inc.	33,475	920,563
CF Industries Holdings Inc.	9,459	763,530
CH Robinson Worldwide Inc.	5,555	411,514
Charles River Laboratories International Inc.(a)	2,445	621,495
Charles Schwab Corp. (The)	77,358	5,165,967
Charter Communications Inc., Class A(a)(b)	4,960	1,457,893
Cheniere Energy Inc.	12,286	1,906,787
Chesapeake Energy Corp.	6,147	508,849
Chevron Corp.	92,507	14,061,989
Chipotle Mexican Grill Inc., Class A(a)(b)	1,415	3,804,610
Chubb Ltd.	21,255	5,349,246
Church & Dwight Co. Inc.	12,223	1,223,767
Cigna Group (The)	15,134	5,087,143
Cincinnati Financial Corp.	7,784	887,376
Cintas Corp.	4,705	2,957,610
Cisco Systems Inc.	206,711	9,998,611
Citigroup Inc.	97,865	5,430,529
Citizens Financial Group Inc.	24,909	781,894
Cleveland-Cliffs Inc.(a)(b)	25,368	527,654
Clorox Co. (The)	6,121	938,411
Cloudflare Inc., Class A(a)	15,168	1,494,655
CME Group Inc.	18,312	4,035,049
CMS Energy Corp.	14,722	844,601
Coca-Cola Co. (The)	210,357	12,625,627
Cognizant Technology Solutions Corp., Class A	26,003	2,054,757
Coinbase Global Inc., Class A(a)	8,885	1,808,631

Security	Shares	Value

United States (continued)
Colgate-Palmolive Co.	39,445	$3,412,781
Comcast Corp., Class A	205,665	8,812,745
Conagra Brands Inc.	24,699	693,548
Confluent Inc.(a)	8,341	282,510
ConocoPhillips	61,138	6,880,471
Consolidated Edison Inc.	17,502	1,526,349
Constellation Brands Inc., Class A	8,294	2,061,225
Constellation Energy Corp.	16,381	2,759,379
Cooper Companies Inc. (The)	9,844	921,398
Copart Inc.(a)	44,321	2,355,661
Corning Inc.	40,189	1,295,693
Corteva Inc.	36,264	1,940,849
CoStar Group Inc.(a)	21,122	1,838,248
Costco Wholesale Corp.	22,726	16,905,644
Coterra Energy Inc.	37,558	968,245
Crowdstrike Holdings Inc., Class A(a)	11,567	3,749,443
Crown Castle Inc.	22,454	2,468,593
Crown Holdings Inc.	6,611	506,535
CSX Corp.	105,201	3,991,326
Cummins Inc.	7,059	1,896,118
CVS Health Corp.	65,652	4,882,539
Danaher Corp.	36,083	9,134,051
Darden Restaurants Inc.	5,844	997,629
Darling Ingredients Inc.(a)	7,605	321,768
Datadog Inc., Class A(a)	14,045	1,846,356
DaVita Inc.(a)	2,575	326,948
Dayforce Inc.(a)(b)	7,088	494,459
Deckers Outdoor Corp.(a)	1,332	1,192,926
Deere & Co.	13,623	4,973,076
Dell Technologies Inc., Class C	14,054	1,330,352
Delta Air Lines Inc.	8,409	355,448
Devon Energy Corp.	31,850	1,403,311
Dexcom Inc.(a)	19,334	2,224,763
Diamondback Energy Inc.	8,535	1,557,808
Dick’s Sporting Goods Inc.	3,137	558,041
Digital Realty Trust Inc.	15,104	2,217,418
Discover Financial Services	13,542	1,634,519
DocuSign Inc., Class A(a)	9,755	519,649
Dollar General Corp.	10,836	1,574,579
Dollar Tree Inc.(a)	11,120	1,631,082
Dominion Energy Inc.	43,562	2,083,570
Domino’s Pizza Inc.	1,804	808,823
DoorDash Inc., Class A(a)	13,156	1,638,843
Dover Corp.	7,270	1,202,313
Dow Inc.	35,429	1,979,773
DR Horton Inc.	15,597	2,330,816
DraftKings Inc., Class A (a)	20,972	908,507
Dropbox Inc., Class A(a)	11,910	285,245
DTE Energy Co.	10,497	1,137,350
Duke Energy Corp.	39,045	3,585,502
DuPont de Nemours Inc.	23,181	1,603,893
Dynatrace Inc.(a)	14,182	702,718
Eastman Chemical Co.	5,863	514,420
Eaton Corp. PLC	20,534	5,934,326
eBay Inc.	26,316	1,244,220
Ecolab Inc.	13,227	2,973,959
Edison International	19,167	1,303,739
Edwards Lifesciences Corp.(a)	30,693	2,604,915
Electronic Arts Inc.	14,050	1,959,694
Elevance Health Inc.	12,083	6,056,604
Eli Lilly & Co.	41,327	31,147,333
Emerson Electric Co.	29,247	3,125,042

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Enphase Energy Inc.(a)	6,772	$860,112
Entegris Inc.	7,331	984,993
Entergy Corp.	11,102	1,127,630
EOG Resources Inc.	29,655	3,394,311
EPAM Systems Inc.(a)	2,755	838,622
EQT Corp.	19,334	718,258
Equifax Inc.(b)	6,434	1,760,278
Equinix Inc.	4,815	4,279,668
Equitable Holdings Inc.	18,626	637,754
Equity LifeStyle Properties Inc.	8,983	604,736
Equity Residential	17,849	1,074,688
Erie Indemnity Co., Class A, NVS	1,320	537,082
Essential Utilities Inc.	11,881	413,221
Essex Property Trust Inc.	3,190	738,166
Estee Lauder Companies Inc. (The), Class A	12,175	1,808,962
Etsy Inc.(a)	6,336	454,228
Everest Group Ltd.	2,155	794,936
Evergy Inc.	11,756	582,392
Eversource Energy	17,240	1,011,988
Exact Sciences Corp.(a)	8,870	510,291
Exelon Corp.	51,369	1,841,065
Expedia Group Inc.(a)	7,246	991,398
Expeditors International of Washington Inc.	7,545	902,382
Extra Space Storage Inc.	10,587	1,492,449
Exxon Mobil Corp.	203,885	21,310,060
F5 Inc.(a)	3,029	567,089
FactSet Research Systems Inc.	1,844	852,998
Fair Isaac Corp.(a)	1,228	1,559,449
Fastenal Co.	28,496	2,080,493
FedEx Corp.	12,009	2,989,881
Ferguson PLC	10,477	2,215,362
Fidelity National Financial Inc.	12,821	648,486
Fidelity National Information Services Inc.	30,446	2,106,559
Fifth Third Bancorp.	34,273	1,176,935
First Citizens BancShares Inc./NC, Class A	527	829,398
First Solar Inc.(a)(b)	5,432	835,930
FirstEnergy Corp.	27,608	1,010,729
Fiserv Inc.(a)	31,524	4,705,587
FleetCor Technologies Inc.(a)	3,453	964,319
FMC Corp.	6,659	375,501
Ford Motor Co.	203,460	2,531,042
Fortinet Inc.(a)	34,744	2,401,158
Fortive Corp.	18,406	1,566,903
Fortune Brands Innovations Inc., NVS	7,010	570,193
Fox Corp., Class A, NVS	15,449	460,226
Fox Corp., Class B	8,043	220,217
Franklin Resources Inc.	15,599	428,193
Freeport-McMoRan Inc.	72,927	2,757,370
Gaming and Leisure Properties Inc.	14,147	643,406
Garmin Ltd.	8,430	1,157,861
Gartner Inc.(a)	4,124	1,919,969
GE HealthCare Technologies Inc., NVS(a)	20,492	1,870,510
Gen Digital Inc.	30,028	645,302
General Dynamics Corp.	11,669	3,188,554
General Electric Co.	55,721	8,742,068
General Mills Inc.	29,917	1,920,073
General Motors Co.	71,351	2,923,964
Genuine Parts Co.	7,126	1,063,627
Gilead Sciences Inc.	64,030	4,616,563
Global Payments Inc.	12,749	1,653,545
Globe Life Inc.	4,909	623,099
GoDaddy Inc., Class A(a)	7,112	811,835

Security	Shares	Value

United States (continued)
Goldman Sachs Group Inc. (The)	16,684	$6,490,910
Graco Inc.	8,440	770,234
Halliburton Co.	46,713	1,638,225
Hartford Financial Services Group Inc. (The)	15,094	1,446,609
Hasbro Inc.	6,662	335,032
HCA Healthcare Inc.	10,240	3,191,808
Healthpeak Properties Inc.	35,508	594,759
HEICO Corp.(b)	2,217	428,768
HEICO Corp., Class A	3,717	578,328
Henry Schein Inc.(a)	7,055	539,496
Hershey Co. (The)	7,590	1,426,313
Hess Corp.	13,772	2,007,269
Hewlett Packard Enterprise Co.	65,263	993,955
HF Sinclair Corp.	7,658	425,019
Hilton Worldwide Holdings Inc.	13,729	2,805,109
Hologic Inc.(a)	12,666	934,751
Home Depot Inc. (The)	50,901	19,373,430
Honeywell International Inc.	33,849	6,726,812
Hormel Foods Corp.	15,042	531,283
Host Hotels & Resorts Inc.	36,835	763,958
Howmet Aerospace Inc.	19,256	1,281,487
HP Inc.	48,230	1,366,356
Hubbell Inc., Class B	2,893	1,101,278
HubSpot Inc.(a)	2,422	1,498,758
Humana Inc.	6,316	2,212,621
Huntington Bancshares Inc./OH	73,754	961,752
Huntington Ingalls Industries Inc.	2,022	589,656
Hyatt Hotels Corp., Class A(b)	2,404	369,230
IDEX Corp.	3,834	904,441
IDEXX Laboratories Inc.(a)	4,317	2,483,268
Illinois Tool Works Inc.	15,465	4,054,150
Illumina Inc.(a)	7,809	1,091,932
Incyte Corp.(a)	9,647	562,999
Ingersoll Rand Inc.	20,238	1,848,337
Insulet Corp.(a)	3,414	559,896
Intel Corp.	216,570	9,323,338
Intercontinental Exchange Inc.	28,784	3,984,281
International Business Machines Corp.	46,448	8,594,273
International Flavors & Fragrances Inc.	12,391	935,521
International Paper Co.	18,707	661,480
Interpublic Group of Companies Inc. (The)	19,910	625,174
Intuit Inc.	14,321	9,493,248
Intuitive Surgical Inc.(a)	17,965	6,927,304
Invitation Homes Inc.	32,055	1,092,114
IQVIA Holdings Inc.(a)	9,523	2,353,705
Iron Mountain Inc.	14,542	1,143,583
Jabil Inc.	6,591	949,697
Jack Henry & Associates Inc.	3,824	664,496
Jacobs Solutions Inc., NVS	6,582	965,250
Jazz Pharmaceuticals PLC(a)	2,995	356,106
JB Hunt Transport Services Inc.	4,184	863,201
JM Smucker Co. (The)	5,374	645,794
Johnson & Johnson	123,291	19,896,702
Johnson Controls International PLC	34,676	2,055,247
JPMorgan Chase & Co.	147,875	27,513,622
Juniper Networks Inc.	16,573	613,698
Kellanova	14,657	808,334
Kenvue Inc.	87,449	1,661,531
Keurig Dr Pepper Inc.	53,177	1,590,524
KeyCorp.	47,943	684,147
Keysight Technologies Inc.(a)	9,082	1,401,353
Kimberly-Clark Corp.	17,324	2,099,149

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Kimco Realty Corp.	35,554	$702,547
Kinder Morgan Inc.	101,003	1,756,442
KKR & Co. Inc.	30,187	2,966,175
KLA Corp.	7,022	4,791,111
Knight-Swift Transportation Holdings Inc.	8,117	457,312
Kraft Heinz Co. (The)	43,226	1,525,013
Kroger Co. (The)	35,123	1,742,452
L3Harris Technologies Inc.	9,822	2,078,925
Laboratory Corp. of America Holdings	4,252	917,709
Lam Research Corp.	6,739	6,322,867
Lamb Weston Holdings Inc.	7,846	801,940
Las Vegas Sands Corp.	19,888	1,084,294
Lattice Semiconductor Corp.(a)	6,971	534,048
Lear Corp.	3,033	416,583
Leidos Holdings Inc.	6,902	882,490
Lennar Corp., Class A	13,169	2,087,418
Lennox International Inc.	1,642	773,727
Liberty Broadband Corp., Class C (a)	6,282	378,051
Liberty Media Corp.-Liberty Formula One, NVS(a)	9,616	699,660
Liberty Media Corp.-Liberty SiriusXM, NVS(a)(b)	8,750	253,575
Linde PLC	24,785	11,124,004
Live Nation Entertainment Inc.(a)	8,238	798,921
LKQ Corp.	14,074	735,929
Lockheed Martin Corp.	11,494	4,922,191
Loews Corp.	9,204	691,497
Lowe’s Companies Inc.	29,811	7,174,613
LPL Financial Holdings Inc.	3,842	1,029,233
Lululemon Athletica Inc.(a)	5,826	2,721,266
LyondellBasell Industries NV, Class A	13,073	1,310,960
M&T Bank Corp.	8,871	1,239,634
Manhattan Associates Inc.(a)	3,122	790,896
Marathon Oil Corp.	29,574	717,170
Marathon Petroleum Corp.	20,283	3,432,492
Markel Group Inc.(a)	676	1,008,916
MarketAxess Holdings Inc.	1,971	420,631
Marriott International Inc./MD, Class A	13,027	3,255,056
Marsh & McLennan Companies Inc.	25,402	5,138,063
Martin Marietta Materials Inc.	3,102	1,792,056
Marvell Technology Inc.	44,359	3,178,766
Masco Corp.	12,473	957,427
Mastercard Inc., Class A	42,807	20,323,051
Match Group Inc.(a)	13,128	473,133
McCormick & Co. Inc./MD, NVS	12,383	852,693
McDonald’s Corp.	37,202	10,873,401
McKesson Corp.	6,905	3,600,336
Medtronic PLC	68,453	5,706,242
MercadoLibre Inc.(a)	2,306	3,678,762
Merck & Co. Inc.	129,634	16,482,963
Meta Platforms Inc, Class A	113,680	55,717,978
MetLife Inc.	32,707	2,280,986
Mettler-Toledo International Inc.(a)	1,130	1,409,359
MGM Resorts International(a)	14,713	636,779
Microchip Technology Inc.	28,323	2,383,097
Micron Technology Inc.	56,765	5,143,477
Microsoft Corp.	361,619	149,580,083
Mid-America Apartment Communities Inc.	5,797	728,567
Moderna Inc.(a)(b)	16,090	1,484,142
Molina Healthcare Inc.(a)	2,897	1,141,157
Molson Coors Beverage Co., Class B	9,725	607,035
Mondelez International Inc., Class A	68,999	5,041,757
MongoDB Inc., Class A(a)	3,689	1,651,123
Monolithic Power Systems Inc.	2,454	1,766,978

Security	Shares	Value

United States (continued)
Monster Beverage Corp.(a)	39,215	$2,317,606
Moody’s Corp.	8,324	3,158,292
Morgan Stanley	63,720	5,482,469
Mosaic Co. (The)	18,550	578,018
Motorola Solutions Inc.	8,329	2,751,818
MSCI Inc., Class A	4,057	2,275,855
Nasdaq Inc.	17,449	980,634
NetApp Inc.	11,387	1,014,809
Netflix Inc.(a)	22,492	13,560,877
Neurocrine Biosciences Inc.(a)	4,914	640,786
Newmont Corp.	57,998	1,812,437
News Corp., Class A, NVS	20,249	544,293
NextEra Energy Inc.	104,049	5,742,464
Nike Inc., Class B	62,263	6,470,994
NiSource Inc.	23,824	620,853
Nordson Corp.	2,909	772,776
Norfolk Southern Corp.	11,490	2,911,336
Northern Trust Corp.	9,895	812,676
Northrop Grumman Corp.	7,433	3,426,762
NRG Energy Inc.	12,488	690,836
Nucor Corp.	12,520	2,407,596
Nvidia Corp.	126,504	100,079,844
NVR Inc.(a)	162	1,235,342
NXP Semiconductors NV	13,183	3,292,191
Occidental Petroleum Corp.	33,643	2,039,102
Okta Inc.(a)	7,438	798,097
Old Dominion Freight Line Inc.	5,102	2,257,533
Omnicom Group Inc.	10,628	939,409
ON Semiconductor Corp.(a)	21,409	1,689,598
ONEOK Inc.	29,320	2,202,518
Oracle Corp.	84,473	9,433,945
O’Reilly Automotive Inc.(a)	3,076	3,344,904
Otis Worldwide Corp.	20,534	1,956,890
Ovintiv Inc.	13,794	681,562
Owens Corning	4,332	648,847
PACCAR Inc.	26,855	2,977,951
Packaging Corp. of America	4,226	765,709
Palantir Technologies Inc.(a)	95,174	2,386,964
Palo Alto Networks Inc.(a)	16,170	5,021,593
Paramount Global, Class B, NVS	23,869	263,514
Parker-Hannifin Corp.	6,608	3,538,254
Paychex Inc.	16,220	1,988,896
Paycom Software Inc.	2,570	468,742
Paylocity Holding Corp.(a)	2,033	342,784
PayPal Holdings Inc.(a)	53,161	3,207,735
Pentair PLC	8,202	638,034
PepsiCo Inc.	70,628	11,677,634
Pfizer Inc.	289,690	7,694,166
PG&E Corp.	102,826	1,716,166
Philip Morris International Inc.	78,893	7,097,214
Phillips 66	23,525	3,352,548
Pinterest Inc., Class A(a)	30,816	1,130,947
Pioneer Natural Resources Co.	11,823	2,780,651
PNC Financial Services Group Inc. (The)	20,061	2,952,979
Pool Corp.	2,014	801,814
PPG Industries Inc.	11,851	1,678,102
PPL Corp.	38,831	1,023,973
Principal Financial Group Inc.	12,777	1,033,148
Procter & Gamble Co. (The)	120,711	19,185,806
Progressive Corp. (The)	29,566	5,604,531
Prologis Inc.	47,194	6,289,544
Prudential Financial Inc.	18,593	2,026,451

22	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
PTC Inc.(a)	6,256	$1,144,911
Public Service Enterprise Group Inc.	25,017	1,561,061
Public Storage	8,211	2,330,857
PulteGroup Inc.	11,546	1,251,355
Qorvo Inc.(a)	5,594	640,793
Qualcomm Inc.	57,076	9,006,022
Quanta Services Inc.	7,431	1,794,661
Quest Diagnostics Inc.	6,085	759,956
Raymond James Financial Inc.	10,489	1,262,036
Raytheon Technologies Corp.	74,351	6,667,054
Realty Income Corp.	42,379	2,208,370
Regency Centers Corp.	9,420	583,569
Regeneron Pharmaceuticals Inc.(a)	5,447	5,262,292
Regions Financial Corp.	47,755	889,676
Reliance Inc.	2,943	945,350
Repligen Corp.(a)(b)	2,555	495,644
Republic Services Inc., Class A	11,026	2,024,374
ResMed Inc.	7,242	1,258,080
Revvity Inc.	6,317	692,280
Rivian Automotive Inc., Class A(a)(b)	32,589	368,907
Robert Half Inc.	5,663	455,305
Robinhood Markets Inc.(a)	21,715	354,172
ROBLOX Corp., Class A(a)(b)	21,076	840,932
Rockwell Automation Inc.	5,688	1,621,535
Roku Inc.(a)(b)	5,853	369,793
Rollins Inc.	14,672	646,595
Roper Technologies Inc.	5,423	2,954,071
Ross Stores Inc.	17,652	2,629,442
Royal Caribbean Cruises Ltd.(a)	12,531	1,545,699
Royalty Pharma PLC, Class A	20,930	635,016
RPM International Inc.	6,478	747,237
S&P Global Inc.	16,683	7,146,664
Salesforce Inc.(a)	49,399	15,255,399
Samsara Inc.(a)	8,813	304,489
SBA Communications Corp., Class A	5,399	1,129,633
Schlumberger NV	71,688	3,464,681
Seagate Technology Holdings PLC	10,150	944,458
SEI Investments Co.	6,217	418,093
Sempra Energy	31,573	2,229,054
ServiceNow Inc.(a)	10,503	8,101,384
Sherwin-Williams Co. (The)	12,294	4,081,977
Simon Property Group Inc.	16,392	2,428,311
Sirius XM Holdings Inc.(b)	34,079	150,629
Skyworks Solutions Inc.	8,241	864,646
Snap Inc., Class A, NVS(a)	53,000	584,060
Snap-on Inc.	2,753	758,892
Snowflake Inc., Class A(a)	14,217	2,676,777
Southern Co. (The)	55,101	3,705,542
Southwest Airlines Co.	7,755	265,764
Splunk Inc.(a)	8,176	1,277,255
SS&C Technologies Holdings Inc.	11,905	759,063
Stanley Black & Decker Inc.	8,122	725,213
Starbucks Corp.	57,761	5,481,519
State Street Corp.	16,506	1,216,987
Steel Dynamics Inc.	8,038	1,075,645
STERIS PLC	5,444	1,267,962
Stryker Corp.	17,456	6,093,366
Sun Communities Inc.	6,648	889,236
Super Micro Computer Inc.(a)	2,575	2,230,259
Synchrony Financial	21,475	886,918
Synopsys Inc.(a)	7,795	4,472,225
Sysco Corp.	25,538	2,067,812

Security	Shares	Value

United States (continued)
T Rowe Price Group Inc.	11,377	$1,289,583
Take-Two Interactive Software Inc.(a)(b)	8,753	1,286,078
Targa Resources Corp.	10,270	1,008,925
Target Corp.	23,662	3,618,393
TE Connectivity Ltd.	15,852	2,275,713
Teledyne Technologies Inc.(a)	2,276	972,467
Teleflex Inc.	2,342	521,774
Teradyne Inc.	8,102	839,286
Tesla Inc.(a)	146,531	29,581,678
Texas Instruments Inc.	46,659	7,807,450
Texas Pacific Land Corp.	301	474,201
Textron Inc.	11,156	993,665
Thermo Fisher Scientific Inc.	19,821	11,301,538
TJX Companies Inc. (The)	58,684	5,817,932
T-Mobile USA Inc.	27,140	4,431,962
Toast Inc.(a)	18,530	426,190
Toro Co. (The)	5,216	481,489
Tractor Supply Co.	5,629	1,431,567
Trade Desk Inc. (The), Class A(a)	22,699	1,939,176
Tradeweb Markets Inc., Class A	5,398	571,216
Trane Technologies PLC	11,638	3,281,567
TransDigm Group Inc.	2,785	3,280,006
TransUnion	9,610	746,024
Travelers Companies Inc. (The)	11,658	2,575,952
Trimble Inc.(a)	12,614	771,851
Truist Financial Corp.	68,382	2,392,002
Twilio Inc., Class A(a)	8,384	499,603
Tyler Technologies Inc.(a)	2,242	980,068
Tyson Foods Inc., Class A	14,691	796,840
U.S. Bancorp.	79,795	3,348,198
Uber Technologies Inc.(a)	94,856	7,541,052
UDR Inc.	15,287	542,689
U-Haul Holding Co.(b)	4,303	273,542
UiPath Inc.(a)	18,076	429,305
Ulta Beauty Inc.(a)	2,520	1,382,371
Union Pacific Corp.	31,221	7,920,455
United Parcel Service Inc., Class B	37,082	5,497,777
United Rentals Inc.	3,578	2,480,520
United Therapeutics Corp.(a)	2,277	513,782
UnitedHealth Group Inc.	47,231	23,313,222
Unity Software Inc.(a)(b)	13,294	389,780
Universal Health Services Inc., Class B	3,037	507,361
Vail Resorts Inc.	2,004	461,541
Valero Energy Corp.	18,563	2,625,922
Veeva Systems Inc., Class A(a)(b)	7,910	1,783,784
Ventas Inc.	19,654	831,168
Veralto Corp.	11,770	1,017,163
VeriSign Inc.(a)	4,998	976,059
Verisk Analytics Inc., Class A	7,289	1,763,209
Verizon Communications Inc.	215,318	8,617,026
Vertex Pharmaceuticals Inc.(a)	13,271	5,583,641
Vertiv Holdings Co., Class A	18,971	1,282,819
Viatris Inc.	61,227	757,378
VICI Properties Inc., Class A	51,133	1,530,411
Visa Inc., Class A(b)	81,065	22,912,212
Vistra Corp.	16,793	915,890
Vulcan Materials Co.	6,578	1,748,761
W R Berkley Corp.	10,724	896,526
Walgreens Boots Alliance Inc.	36,881	784,090
Walmart Inc.	226,155	13,254,945
Walt Disney Co. (The)	93,642	10,448,574
Warner Bros. Discovery Inc.(a)(b)	119,039	1,046,353

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Waste Management Inc.	20,717	$4,260,451
Waters Corp.(a)	3,030	1,022,383
Watsco Inc.	1,675	660,151
WEC Energy Group Inc.	15,579	1,222,796
Wells Fargo & Co.	186,360	10,359,752
Welltower Inc.	28,347	2,612,460
West Pharmaceutical Services Inc.	3,910	1,401,188
Western Digital Corp.(a)	15,321	911,140
Westinghouse Air Brake Technologies Corp.	8,964	1,266,524
Westlake Corp.	2,455	340,533
Westrock Co.	13,689	619,975
Weyerhaeuser Co.	37,210	1,279,280
Williams Companies Inc. (The)	63,105	2,267,994
Williams-Sonoma Inc.	3,121	735,089
Willis Towers Watson PLC	5,288	1,441,562
Workday Inc., Class A(a)	10,635	3,133,709
WP Carey Inc.	10,782	607,350
WW Grainger Inc.	2,234	2,174,710
Wynn Resorts Ltd.	5,492	577,758
Xcel Energy Inc.	28,677	1,510,991
Xylem Inc./NY	12,083	1,535,145
Yum! Brands Inc.	13,812	1,911,857
Zebra Technologies Corp., Class A(a)	2,681	749,286
Zillow Group Inc., Class C (a)	8,653	485,866
Zimmer Biomet Holdings Inc.	10,953	1,362,115
Zoetis Inc.	23,259	4,612,957
Zoom Video Communications Inc., Class A(a)	12,254	866,725
Zscaler Inc.(a)	4,738	1,146,454

		2,286,324,328

Total Common Stocks — 99.6% (Cost: $2,647,401,705)		3,226,699,435

Preferred Stocks

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,868	314,429
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	5,663	529,498
Henkel AG & Co. KGaA, Preference Shares, NVS	8,769	659,725
Porsche Automobil Holding SE, Preference Shares, NVS	7,517	401,856
Sartorius AG, Preference Shares, NVS(b)	1,316	498,408
Volkswagen AG, Preference Shares, NVS	10,401	1,412,463

		3,816,379

Total Preferred Stocks — 0.1% (Cost: $4,352,575)		3,816,379

Security	Shares	Value

Warrants

Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50 )(a)(e)	989	$—

Total Warrants — 0.0% (Cost: $—)		—

Total Long-Term Investments — 99.7% (Cost: $2,651,754,280)		3,230,515,814

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(f)(g)	38,988,875	39,008,369
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(f)	3,380,000	3,380,000

Total Short-Term Securities — 1.3% (Cost: $42,373,586)		42,388,369

Total Investments — 101.0% (Cost: $2,694,127,866)		3,272,904,183

Liabilities in Excess of Other Assets — (1.0)%		(33,287,286)

Net Assets — 100.0%		$3,239,616,897

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

24	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI World ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlyring Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$23,463,227	$15,538,842	(a)	$—	$1,697	$4,603	$39,008,369	38,988,875	$70,962	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,120,000	260,000	(a)	—	—	—	3,380,000	3,380,000	120,852		—
BlackRock Inc.	4,932,502	404,774		—	—	825,663	6,162,939	7,596	72,060		—

					$1,697	$830,266	$48,551,308		$263,874		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	3	03/07/24	$537	$55,198
Euro STOXX 50 Index	17	03/15/24	901	47,523
FTSE 100 Index	8	03/15/24	771	154
S&P 500 E-Mini Index	25	03/15/24	6,380	270,328

				$373,203

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$373,203	$—	$—	$—	$373,203

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$586,920	$—	$—	$—	$586,920

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$229,484	$—	$—	$—	$229,484

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI World ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$8,525,283

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$2,395,856,775	$830,842,660	$—	$3,226,699,435
Preferred Stocks	—	3,816,379	—	3,816,379
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	42,388,369	—	—	42,388,369

	$2,438,245,144	$834,659,039	$—	$3,272,904,183

Derivative Financial Instruments(a)
Assets
Equity Contracts	$270,328	$102,875	$—	$373,203

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

26	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 29, 2024

	iShares Frontier and Select EM ETF	iShares MSCI World ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$415,113,266	$3,224,352,875
Investments, at value — affiliated(c)	4,367,373	48,551,308
Cash	—	4,305
Cash pledged:
Collateral — OTC derivatives	510,000	—
Futures contracts	444,000	328,000
Foreign currency collateral pledged for futures contracts(d)	—	128,904
Foreign currency, at value(e)	11,885,308	1,919,628
Receivables:
Investments sold	108,675	12,844,987
Securities lending income — affiliated	90	12,347
Capital shares sold	—	12,275
Dividends — unaffiliated	132,285	4,453,217
Dividends — affiliated	11,463	19,660
Tax reclaims	—	616,410
Variation margin on futures contracts	4,752	34,405

Total assets	432,577,212	3,293,278,321

LIABILITIES
Bank overdraft	339,209	—
Collateral on securities loaned, at value	637,413	39,015,322
Payables:
Investments purchased	2,728,710	14,046,359
Deferred foreign capital gain tax	277,077	—
Foreign taxes	33,762	—
Investment advisory fees	268,893	599,743
Unrealized depreciation on forward foreign currency exchange contracts	701,364	—

Total liabilities	4,986,428	53,661,424

Commitments and contingent liabilities

NET ASSETS	$427,590,784	$3,239,616,897

NET ASSETS CONSIST OF
Paid-in capital	$566,671,075	$2,741,264,821
Accumulated earnings (loss)	(139,080,291)	498,352,076

NET ASSETS	$427,590,784	$3,239,616,897

NET ASSET VALUE
Shares outstanding	15,750,000	23,100,000

Net asset value	$27.15	$140.24

Shares authorized	500 million	500 million

Par value	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$363,282,600	$2,646,485,315
(b) Securities loaned, at value	$565,517	$38,073,858
(c) Investments, at cost — affiliated	$4,367,413	$47,642,551
(d) Foreign currency collateral pledged, at cost	$—	$133,841
(e) Foreign currency, at cost	$13,781,039	$1,921,661

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Operations (unaudited)

Six Months Ended February 29, 2024

	iShares Frontier and Select EM ETF	iShares MSCI World ETF

INVESTMENT INCOME
Dividends — unaffiliated	$8,041,000	$23,700,229
Dividends — affiliated	82,935	192,912
Interest — unaffiliated	—	15,719
Securities lending income — affiliated — net	94	70,962
Foreign taxes withheld	(705,973)	(698,253)

Total investment income	7,418,056	23,281,569

EXPENSES
Investment advisory	2,132,192	3,404,586
Interest expense	36,262	—
Commitment costs	2,671	—
Professional	—	3,782

Total expenses	2,171,125	3,408,368

Net investment income	5,246,931	19,873,201

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(9,254,777)	(7,503,043)
Investments — affiliated	(1)	1,697
Forward foreign currency exchange contracts	1,996,059	—
Foreign currency transactions	(4,447,231)	(66,193)
Futures contracts	(623,104)	586,920
In-kind redemptions — unaffiliated(b)	9,195,333	—

	(3,133,721)	(6,980,619)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	1,646,587	346,117,283
Investments — affiliated	(40)	830,266
Forward foreign currency exchange contracts	(3,900,110)	—
Foreign currency translations	2,325,684	35,713
Futures contracts	942,579	229,484

	1,014,700	347,212,746

Net realized and unrealized gain (loss)	(2,119,021)	340,232,127

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,127,910	$360,105,328

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(714,680)	$—
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$(267,645)	$—

See notes to financial statements.

28	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Frontier and Select EM ETF		iShares MSCI World ETF
	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,246,931	$19,279,570	$19,873,201		$46,248,103
Net realized gain (loss)	(3,133,721)	(32,192,171)	(6,980,619)		91,655,742
Net change in unrealized appreciation (depreciation)	1,014,700	38,254,043	347,212,746		255,310,596

Net increase in net assets resulting from operations	3,127,910	25,341,442	360,105,328		393,214,441

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(10,314,914)	(12,604,554)	(24,619,604	)(b)	(43,129,363)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(206,656,524)	278,055,792	191,825,090		235,520,737

NET ASSETS
Total increase (decrease) in net assets	(213,843,528)	290,792,680	527,310,814		585,605,815
Beginning of period	641,434,312	350,641,632	2,712,306,083		2,126,700,268

End of period	$427,590,784	$641,434,312	$3,239,616,897		$2,712,306,083

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Financial Highlights

(For a share outstanding throughout each period)

	iShares Frontier and Select EM ETF
	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$27.18		$27.29	$33.86	$25.69	$28.97	$28.29

Net investment income(a)	0.25		0.86	0.88	0.65	0.87	1.03
Net realized and unrealized gain (loss)(b)	0.24		(0.46)	(6.63)	8.20	(3.36)	0.76

Net increase (decrease) from investment operations	0.49		0.40	(5.75)	8.85	(2.49)	1.79

Distributions from net investment income(c)		(0.52)	(0.51)	(0.82)	(0.68)	(0.79)	(1.11)

Net asset value, end of period	$27.15		$27.18	$27.29	$33.86	$25.69	$28.97

Total Return(d)
Based on net asset value	1.97	%(e)	1.59%	(17.26)%	34.77%	(8.44)%	6.45%

Ratios to Average Net Assets(f)
Total expenses	0.80	%(g)	0.80%	0.80%	0.79%	0.79%	0.79%

Net investment income	1.94	%(g)	3.34%	2.73%	2.17%	3.27%	3.63%

Supplemental Data
Net assets, end of period (000)	$427,591		$641,434	$350,642	$496,099	$373,769	$496,868

Portfolio turnover rate(h)		19%	53%	34%	36%	25%	33%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

30	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI World ETF
	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$125.57		$110.19	$131.92		$103.07	$89.79	$91.33

Net investment income(a)	0.89		2.16	2.19		1.84	1.76	1.96
Net realized and unrealized gain (loss)(b)	14.87		15.22	(21.88)		28.80	13.35	(1.52)

Net increase (decrease) from investment operations	15.76		17.38	(19.69)		30.64	15.11	0.44

Distributions from net investment income(c)	(1.09	)(d)	(2.00)	(2.04)		(1.79)	(1.83)	(1.98)

Net asset value, end of period	$140.24		$125.57	$110.19		$131.92	$103.07	$89.79

Total Return(e)
Based on net asset value	12.62	%(f)	15.90%	(15.07	)%(g)	29.94%	17.04%	0.61%

Ratios to Average Net Assets(h)
Total expenses	0.24	%(i)	0.24%	0.24%		0.24%	0.24%	0.24%

Total expenses excluding professional fees for foreign withholding tax claims	0.24	%(i)	0.24%	0.24%		N/A	N/A	N/A

Net investment income	1.40	%(i)	1.87%	1.78%		1.58%	1.90%	2.24%

Supplemental Data
Net assets, end of period (000)	$3,239,617		$2,712,306	$2,126,700		$1,569,839	$948,247	$646,459

Portfolio turnover rate(j)		1%	3%	5%		5%	7%	4%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2022:

•	Total return by 0.01%.

(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(i)	Annualized.

(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Frontier and Select EM	Diversified
MSCI World	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Foreign governments and their agencies may enact policies that delay or place limits on repatriation of local currency to U.S. dollars. Market quoted rates for immediate currency settlement may have access or transaction volume restrictions that are insufficient to convert a significant portion of iShares Frontier and Select EM ETF local currency denominated assets and liabilities to U.S. dollars. When these events occur, the rates utilized to translate a foreign currency to U.S. dollars will be determined by BlackRock Fund Advisors (“BFA”), iShares Frontier and Select EM ETF investment adviser, with assistance from other BlackRock pricing committees on a quarterly basis.

Monetary policies enacted by government agencies in Kenya, Nigeria and Egypt that limit their local currency’s repatriation to safeguard U.S. dollar reserves, significantly impact iShares Frontier and Select EM ETF ability to convert local denominated assets and liabilities amounts to U.S. dollars using quoted immediate currency settlement rates. As of February 29, 2024 iShares Frontier and Select EM ETF assets and liabilities denominated in Kenyan shillings use the 6-month non-deliverable forward rate, while the Egyptian pound and the Nigerian naira use the 12-month non-deliverable forward rate.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

32	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Frontier and Select EM
Goldman Sachs & Co. LLC	$303,812	$(303,812)	$—		$—
J.P. Morgan Securities LLC	261,705	(261,705)	—		—

	$565,517	$(565,517)	$—		$—

34	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI World
Barclays Bank PLC	$352,868	$(352,868)	$—		$—
Barclays Capital, Inc.	2,532,588	(2,532,588)	—		—
BNP Paribas SA	380,368	(380,368)	—		—
BofA Securities, Inc.	3,036,699	(3,036,699)	—		—
Citadel Clearing LLC	1,793,776	(1,788,787)	—		4,989	(b)
Citigroup Global Markets, Inc.	491,292	(491,292)	—		—
Goldman Sachs & Co. LLC	720,173	(720,173)	—		—
J.P. Morgan Securities LLC	1,016,083	(1,016,083)	—		—
Jefferies LLC	35,910	(35,910)	—		—
Morgan Stanley	1,439,002	(1,439,002)	—		—
Natixis SA	489,506	(489,506)	—		—
Nomura Securities International, Inc.	22,551	(22,551)	—		—
RBC Capital Markets LLC	1,042,125	(1,042,125)	—		—
SG Americas Securities LLC	437,413	(437,413)	—		—
State Street Bank & Trust Co.	1,021,708	(1,021,708)	—		—
Toronto-Dominion Bank (The)	22,554,513	(22,554,513)	—		—
Wells Fargo Bank N.A	707,283	(707,283)	—		—

	$38,073,858	$(38,068,869)	$—		$4,989

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of February 29, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
Frontier and Select EM	0.79%
MSCI World	0.24

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the iShares MSCI World ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

36	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Pursuant to the current securities lending agreement, the iShares Frontier and Select EM ETF (the “Group 2 Fund”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) the Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
Frontier and Select EM	$32
MSCI World	20,829

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Frontier and Select EM	$462,229	$1,082,200	$61,246
MSCI World	12,067,411	3,817,562	(2,474,012)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 29, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Frontier and Select EM	$99,133,253	$271,773,613
MSCI World	56,239,369	32,061,778

For the six months ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Frontier and Select EM	$5,171,098	$47,795,382
MSCI World	164,507,387	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

As of August 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards
Frontier and Select EM	$(163,769,597)
MSCI World	(73,347,341)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Frontier and Select EM	$388,139,918	$83,984,993	$(53,103,133)	$30,881,860
MSCI World	2,700,774,427	737,352,463	(164,849,504)	572,502,959

9.	LINE OF CREDIT

The iShares Frontier and Select EM ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

For the six months ended February 29, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

Frontier and Select EM	$17,000,000	$961,538	6.44%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registereing the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

38	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Illiquid Investments Risk: An illiquid investment is any investment that a fund expects cannot be sold or disposed of in seven calendar days or less without significantly changing the market value of the investment. Each Fund may not acquire any illiquid investment if, immediately after acquisition, each Fund would have invested more than 15% of their net assets in illiquid investments. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in securities or instruments, the lack of an active market for such securities or instruments, capital controls, delays or limits on repatriation of local currency, or insolvency of local governments. In particular, certain frontier markets in which each Fund invests are experiencing a shortage of U.S. dollar reserves (including Kenya, Nigeria, and Egypt) and have recently restricted or delayed repatriation of local currency, and these issues are likely to persist. Illiquid investments may reduce the returns of each Fund as each Fund may be unable to transact at advantageous times or prices. In addition, if each Fund is limited in its ability to sell illiquid investments during periods when shareholders are redeeming their shares, each Fund will need to sell liquid securities to meet redemption requests and illiquid securities will become a larger portion of each Fund’s holdings.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/29/24		Year Ended 08/31/23

iShares ETF	Shares	Amount	Shares	Amount

Frontier and Select EM
Shares sold	1,050,000	$28,550,729	16,650,000	$430,165,788
Shares redeemed	(8,900,000)	(235,207,253)	(5,900,000)	(152,109,996)

	(7,850,000)	$(206,656,524)	10,750,000	$278,055,792

MSCI World
Shares sold	1,500,000	$191,825,090	5,200,000	$574,807,989
Shares redeemed	—	—	(2,900,000)	(339,287,252)

	1,500,000	$191,825,090	2,300,000	$235,520,737

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

40	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Frontier and Select EM ETF and iShares MSCI World ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	41

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 29, 2024

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI World(a)	$1.077890	$—	$0.011473	$1.089363	99%	—%	1%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

42	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	43

Glossary of Terms Used in this Report

Currency Abbreviation

EGP	Egyptian Pound

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

44	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-811-0224

FEBRUARY 29, 2024

2024 Semi-Annual Report (Unaudited)

iShares, Inc.

•  iShares MSCI Agriculture Producers ETF | VEGI | NYSE Arca

•  iShares MSCI Global Energy Producers ETF | FILL | NYSE Arca

•  iShares MSCI Global Gold Miners ETF | RING | NASDAQ

•  iShares MSCI Global Metals & Mining Producers ETF | PICK | Cboe BZX

•  iShares MSCI Global Silver and Metals Miners ETF | SLVP | Cboe BZX

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of February 29, 2024
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.93%	30.45%

U.S. small cap equities (Russell 2000® Index)	8.97	10.05

International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41

Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 29, 2024	iShares® MSCI Agriculture Producers ETF

Investment Objective

The iShares MSCI Agriculture Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of agriculture, as represented by the MSCI ACWI Select Agriculture Producers Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(8.02)%	(13.86)%	7.03%	5.32%	(13.86)%	40.47%	67.96%
Fund Market	(8.24)	(13.97)	7.01	5.26	(13.97)	40.34	66.97
Index	(7.97)	(13.81)	7.16	5.36	(13.81)	41.33	68.49

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 919.80	$ 1.86		$ 1,000.00	$ 1,022.90	$ 1.96		0.39%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Percent of
Industry	Total Investments(a)

Agricultural & Farm Machinery	32.6%
Fertilizers & Agricultural Chemicals	31.6
Packaged Foods & Meats	18.0
Agricultural Products & Services	17.8

GEOGRAPHIC ALLOCATION

Percent of
Country/Geographic Region	Total Investments(a)

United States	55.6%
Canada	6.2
Norway	5.2
India	5.1
Japan	4.5
Netherlands	3.2
Switzerland	3.0
Saudi Arabia	2.9
China	2.2
Malaysia	2.0
Singapore	1.5
Israel	1.1
Hong Kong	1.1
Other (each representing less than 1%)	6.4

(a)	Excludes money market funds.

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Fund Summary as of February 29, 2024	iShares® MSCI Global Energy Producers ETF

Investment Objective

The iShares MSCI Global Energy Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of energy exploration and production, as represented by the MSCI ACWI Select Energy Producers Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.58%	8.73%	8.29%	3.34%	8.73%	48.93%	38.95%
Fund Market	0.83	8.44	8.24	3.32	8.44	48.61	38.60
Index	0.50	8.35	8.02	3.10	8.35	47.05	35.66

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 1,005.80	$ 2.04		$ 1,000.00	$ 1,022.80	$ 2.06		0.41%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments(a)

Integrated Oil & Gas	54.9%
Oil & Gas Exploration & Production	29.6
Oil & Gas Refining & Marketing	12.0
Coal & Consumable Fuels	3.5

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

United States	52.7%
United Kingdom	11.5
Canada	9.5
India	5.3
France	5.2
Brazil	3.0
Australia	2.5
China	1.9
Japan	1.3
Italy	1.3
Norway	1.2
Other (each representing less than 1%)	4.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 29, 2024	iShares® MSCI Global Gold Miners ETF

Investment Objective

The iShares MSCI Global Gold Miners ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of gold mining, as represented by the MSCI ACWI Select Gold Miners Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(6.74)%	(0.61)%	5.39%	0.76%	(0.61)%	30.04%	7.90%
Fund Market	(6.50)	(0.89)	5.40	0.75	(0.89)	30.07	7.76
Index	(6.73)	(0.50)	5.44	0.91	(0.50)	30.31	9.47

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 932.60	$ 1.87		$ 1,000.00	$ 1,022.90	$ 1.96		0.39%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

Canada	51.6%
United States	20.3
South Africa	7.5
Saudi Arabia	4.9
Australia	4.7
China	4.7
Peru	2.3
United Kingdom	2.1
Turkey	1.0
Other (each representing less than 1%)	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Newmont Corp.	19.2%
Barrick Gold Corp.	13.2
Agnico Eagle Mines Ltd.	12.2
Anglogold Ashanti PLC	4.9
Gold Fields Ltd.	4.4
Wheaton Precious Metals Corp.	4.3
Zijin Mining Group Co. Ltd., Class H	4.2
Kinross Gold Corp.	4.0
Alamos Gold Inc., Class A	3.2
Harmony Gold Mining Co. Ltd.	2.5

(a)	Excludes money market funds.

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Fund Summary as of February 29, 2024	iShares® MSCI Global Metals & Mining Producers ETF

Investment Objective

The iShares MSCI Global Metals & Mining Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in mining, extraction or production of diversified metals, excluding gold and silver, as represented by the MSCI ACWI Select Metals & Mining Producers ex Gold & Silver Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.51%	(2.67)%	10.61%	4.98%	(2.67)%	65.55%	62.55%
Fund Market	0.77	(3.07)	10.61	4.86	(3.07)	65.57	60.73
Index	0.33	(2.77)	10.84	5.21	(2.77)	67.28	66.17

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 1,005.10	$ 1.94		$ 1,000.00	$ 1,022.90	$ 1.96		0.39%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments(a)

Diversified Metals & Mining	45.4%
Steel	40.0
Copper	9.7
Aluminum	3.9
Precious Metals & Minerals	1.0

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

Australia	24.9%
United States	19.9
United Kingdom	15.5
Japan	5.7
Brazil	5.5
Canada	4.7
India	4.7
South Korea	3.1
China	2.1
Taiwan	1.8
Saudi Arabia	1.8
Sweden	1.5
France	1.5
Mexico	1.4
South Africa	1.3
Other (each representing less than 1%)	4.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 29, 2024	iShares® MSCI Global Silver and Metals Miners ETF

Investment Objective

The iShares MSCIGlobal Silver and Metals Miners ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of silver exploration or metals mining, as represented by the MSCI ACWI Select Silver Miners Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(15.53)%	(14.75)%	(0.77)%	(3.20)%	(14.75)%	(3.80)%	(27.80)%
Fund Market	(15.27)	(14.22)	(0.81)	(3.24)	(14.22)	(3.97)	(28.08)
Index	(15.53)	(14.76)	(0.77)	(3.21)	(14.76)	(3.78)	(27.80)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 844.70	$ 1.79		$ 1,000.00	$ 1,022.90	$ 1.96		0.39%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

Canada	66.2%
United States	15.3
Mexico	10.2
Japan	4.6
Peru	1.5
South Africa	1.4
Other (each representing less than 1%)	0.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Pan American Silver Corp.	19.9%
Industrias Penoles SAB de CV	10.2
Hecla Mining Co.	8.3
Newmont Corp.	6.4
Agnico Eagle Mines Ltd.	4.8
ARE Holdings Inc.	4.6
First Majestic Silver Corp.	4.6
Wheaton Precious Metals Corp.	4.3
Fortuna Silver Mines Inc.	4.2
MAG Silver Corp.	4.1

(a)	Excludes money market funds.

8	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Agriculture Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.7%
Australian Agricultural Co. Ltd.(a)	41,868	$37,011
Elders Ltd.	44,818	265,361
Inghams Group Ltd.	100,791	238,693
Nufarm Ltd./Australia	101,957	382,311

		923,376

Brazil — 0.9%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	14,239	67,942
BRF SA(a)	167,706	509,417
Jalles Machado SA	30,257	46,258
Sao Martinho SA	44,941	255,845
SLC Agricola SA	56,467	223,319
Tres Tentos Agroindustrial SA	36,226	77,464

		1,180,245

Canada — 6.2%
Ag Growth International Inc.	5,283	220,211
Maple Leaf Foods Inc.	22,905	389,696
Nutrien Ltd.	140,693	7,343,840
Rogers Sugar Inc.	26,799	102,484

		8,056,231

China — 2.2%
Asia - Potash International Investment Guangzhou Co. Ltd.(a)	11,800	36,902
Beijing Dabeinong Technology Group Co. Ltd., Class A	68,200	49,780
China BlueChemical Ltd., Class H	428,000	128,456
China Modern Dairy Holdings Ltd.	793,000	65,795
China XLX Fertiliser Ltd.	141,000	56,948
China Youran Dairy Group Ltd.(b)	217,000	34,872
COFCO Joycome Foods Ltd.(a)(c)	790,000	154,320
First Tractor Co. Ltd., Class H	106,000	82,764
Fujian Sunner Development Co. Ltd., Class A	19,300	43,523
Heilongjiang Agriculture Co. Ltd., Class A	28,900	49,793
Henan Shuanghui Investment & Development Co. Ltd., Class A	58,400	236,411
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	108,000	424,011
Jiangsu Yangnong Chemical Co. Ltd., Class A	7,160	54,280
Muyuan Foods Co. Ltd., Class A	93,366	497,422
New Hope Liuhe Co. Ltd., Class A(a)	75,000	92,018
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	86,500	193,770
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	35,880	136,667
Sinofert Holdings Ltd.	478,000	49,394
Wens Foodstuffs Group Co. Ltd., Class A	112,720	300,007
Yunnan Yuntianhua Co. Ltd.	26,200	66,255
Zangge Mining Co. Ltd.	23,500	95,406

		2,848,794

Egypt — 0.3%
Abou Kir Fertilizers & Chemical Industries	139,313	182,441
Misr Fertilizers Production Co. SAE	184,217	226,513

		408,954

Germany — 0.7%
K+S AG, Registered	49,849	695,855
Suedzucker AG	17,382	245,727

		941,582

Hong Kong — 1.1%
WH Group Ltd.(b)	2,375,000	1,427,270

India — 5.0%
Balrampur Chini Mills Ltd.	34,551	155,204
Bayer CropScience Ltd.	3,663	250,455

Security	Shares	Value

India (continued)
Chambal Fertilisers and Chemicals Ltd.	48,804	$206,453
Coromandel International Ltd.	33,984	440,527
Deepak Fertilisers & Petrochemicals Corp. Ltd.	20,789	126,657
Dhanuka Agritech Ltd.	2,763	35,442
EID Parry India Ltd.	21,044	159,809
Gujarat Ambuja Exports Ltd.	18,925	89,512
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	25,881	199,772
Gujarat State Fertilizers & Chemicals Ltd.	57,764	151,348
Jain Irrigation Systems Ltd.(a)	83,178	55,040
Kaveri Seed Co. Ltd.	5,560	44,507
Paradeep Phosphates Ltd., NVS(b)	78,786	72,274
PI Industries Ltd.	23,883	1,057,885
Rallis India Ltd.	20,453	61,094
Rashtriya Chemicals & Fertilizers Ltd.	31,631	53,853
Sharda Cropchem Ltd.	3,473	15,010
Shree Renuka Sugars Ltd.(a)	175,183	98,319
Sumitomo Chemical India Ltd.	25,575	115,452
Tata Consumer Products Ltd.	163,190	2,340,291
Triveni Engineering & Industries Ltd.	21,456	85,352
UPL Ltd.	129,187	731,637

		6,545,893

Indonesia — 0.7%
Astra Agro Lestari Tbk PT	131,500	56,096
Charoen Pokphand Indonesia Tbk PT	2,101,500	647,934
Inti Agri Resources Tbk PT(a)(d)	2,230,700	—
Japfa Comfeed Indonesia Tbk PT	1,504,900	110,126
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	835,400	44,959
Sawit Sumbermas Sarana Tbk PT	914,800	66,071

		925,186

Ireland — 0.1%
Origin Enterprises PLC	31,630	108,198

Israel — 1.1%
ICL Group Ltd.	220,340	1,170,298
Israel Corp Ltd.(a)	1,037	272,944

		1,443,242

Japan — 4.5%
Hokuto Corp.	5,600	67,298
Kubota Corp.	284,800	4,179,838
Kumiai Chemical Industry Co. Ltd.	18,200	100,399
Maruha Nichiro Corp.	11,500	226,641
Mitsui DM Sugar Holdings Co. Ltd.	4,100	88,397
NH Foods Ltd.	23,500	821,342
Prima Meat Packers Ltd.	6,400	96,758
Sakata Seed Corp.	8,000	193,878
YAMABIKO Corp.	8,300	102,471

		5,877,022

Malaysia — 2.0%
Farm Fresh Bhd(c)	183,900	53,866
Hextar Global Bhd	257,400	44,749
IOI Corp. Bhd	716,000	600,353
Kuala Lumpur Kepong Bhd	138,500	654,479
QL Resources Bhd	314,407	384,785
Sime Darby Plantation Bhd	590,900	540,013
Ta Ann Holdings Bhd	57,600	44,303
TSH Resources Bhd	200,200	43,897
United Plantations Bhd	41,900	195,307

		2,561,752

Netherlands — 3.2%
CNH Industrial NV	285,013	3,405,905

10	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Agriculture Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
OCI NV	29,853	$787,652

		4,193,557

Norway — 5.1%
Austevoll Seafood ASA	25,564	194,034
Bakkafrost P/F	14,338	895,684
Grieg Seafood ASA	14,184	86,135
Leroy Seafood Group ASA	75,529	333,510
Mowi ASA	132,544	2,559,824
Salmar ASA	18,802	1,194,106
Yara International ASA	46,787	1,455,969

		6,719,262

Poland — 0.1%
Grupa Azoty SA(a)	11,638	65,692

Qatar — 0.0%
Baladna(a)	161,772	56,618

Russia — 0.0%
PhosAgro PJSC(a)(d)	7,038	1
PhosAgro PJSC, GDR(a)(d)(e)	2	—
PhosAgro PJSC, New(a)(d)	136	1
Ros Agro PLC, GDR(a)(d)(e)	5,334	1

		3

Saudi Arabia — 2.9%
Al Jouf Agricultural Development Co.	4,018	58,069
Almarai Co. JSC	71,199	1,116,311
National Agriculture Development Co. (The)(a)	42,125	371,889
SABIC Agri-Nutrients Co.	66,092	2,209,577
Tanmiah Food Co.	1,659	58,953

		3,814,799

Singapore — 1.4%
First Resources Ltd.	158,200	167,200
Golden Agri-Resources Ltd.	1,831,400	360,686
Wilmar International Ltd.	547,100	1,351,117

		1,879,003

South Africa — 0.1%
Astral Foods Ltd.	11,170	85,423
Oceana Group Ltd.	25,763	95,745

		181,168

South Korea — 0.1%
Canariabio Inc.(a)	20,538	15,331
Harim Holdings Co. Ltd.	12,168	70,727

		86,058

Sweden — 0.6%
Husqvarna AB, Class B	99,715	770,156

Switzerland — 3.0%
Bunge Global SA	41,377	3,904,747

Taiwan — 0.6%
Charoen Pokphand Enterprise	49,800	153,084
Sinon Corp.	100,000	133,484
Taiwan Fertilizer Co. Ltd.	180,000	379,426
Taiwan TEA Corp.(a)	121,000	79,573

		745,567

Thailand — 0.6%
Betagro PCL, NVS	166,700	103,261
Charoen Pokphand Foods PCL, NVDR(c)	1,089,800	574,214
GFPT PCL, NVDR	119,300	39,553
Khon Kaen Sugar Industry PCL, NVDR	566,154	39,148

		756,176

Security	Shares	Value

Turkey — 0.3%
Agrotech Yueksek Teknoloji VE Yatirim AS, NVS	85,362	$99,489
Gubre Fabrikalari TAS(a)	9,776	62,791
Hektas Ticaret TAS(a)	324,239	197,987
Kayseri Seker Fabrikasi A/S, NVS	40,222	45,977

		406,244

United Kingdom — 0.6%
Cranswick PLC	15,351	747,518

United States — 55.3%
AGCO Corp.	18,127	1,988,532
Alamo Group Inc.	3,095	626,088
Archer-Daniels-Midland Co.	151,904	8,067,621
Cal-Maine Foods Inc.	11,954	687,235
CF Industries Holdings Inc.	54,379	4,389,473
Corteva Inc.	200,593	10,735,737
Darling Ingredients Inc.(a)	45,434	1,922,313
Deere & Co.	75,611	27,601,797
FMC Corp.	35,301	1,990,623
Fresh Del Monte Produce Inc.	10,822	258,970
Ingredion Inc.	18,567	2,184,036
Lamb Weston Holdings Inc.	41,117	4,202,569
Lindsay Corp.	3,100	369,861
Mosaic Co. (The)	92,736	2,889,654
Pilgrim’s Pride Corp.(a)	13,505	429,999
Scotts Miracle-Gro Co. (The)	11,926	783,538
Titan International Inc.(a)	14,942	190,660
Toro Co. (The)	29,583	2,730,807
Vital Farms Inc.(a)	7,545	135,584

		72,185,097

Total Long-Term Investments — 99.4% (Cost: $167,878,444)		129,759,410

Short-Term Securities

Money Market Funds — 0.0%

BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(f)(g)(h)	59,061	59,091

Total Short-Term Securities — 0.0% (Cost: $59,036)		59,091

Total Investments — 99.4% (Cost: $167,937,480)		129,818,501

Other Assets Less Liabilities — 0.6%		779,124

Net Assets — 100.0%		$130,597,625

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Agriculture Producers ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

											Capital
											Gain
						Change in					Distributions
						Unrealized		Shares			from
	Value at	Purchases	Proceeds		Net Realized	Appreciation	Value at	Held at			Underlying
Affiliated Issuer	08/31/23	at Cost	from Sale		Gain (Loss)	(Depreciation)	02/29/24	02/29/24	Income		Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,802,115	$—	$(2,743,407	)(a)	$565	$(182)	$59,091	59,061	$11,500	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0	(a)	—	—	—	—	4,238		—

					$565	$(182)	$59,091		$15,738		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)

Long Contracts
Euro STOXX 50 Index	9	03/15/24	$477	$16,653
S&P 500 E-Mini Index	1	03/15/24	255	1,168

				$17,821

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign
				Currency	Interest
	Commodity	Credit	Equity	Exchange	Rate	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$17,821	$—	$—	$—	$17,821

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

				Foreign
				Currency	Interest
	Commodity	Credit	Equity	Exchange	Rate	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$27,807	$—	$—	$—	$27,807

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$12,905	$—	$—	$—	$12,905

12	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Agriculture Producers ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$605,726

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$92,646,864	$37,112,543	$3	$129,759,410
Short-Term Securities
Money Market Funds	59,091	—	—	59,091

	$92,705,955	$37,112,543	$3	$129,818,501

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,168	$16,653	$—	$17,821

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.5%
Beach Energy Ltd.	58,345	$60,744
Boss Energy Ltd. (a)	14,276	46,671
Deep Yellow Ltd.(a)	25,902	22,971
Karoon Energy Ltd.(a)	28,236	35,580
New Hope Corp. Ltd.	19,033	58,291
Paladin Energy Ltd.(a)	102,626	82,955
Santos Ltd.	116,202	535,056
Strike Energy Ltd.(a)	83,475	11,698
Whitehaven Coal Ltd.	28,652	128,995
Woodside Energy Group Ltd.	67,935	1,340,275
Yancoal Australia Ltd., NVS	11,694	45,325

		2,368,561

Austria — 0.3%
OMV AG	5,269	232,183

Brazil — 1.5%
3R Petroleum Oleo E Gas SA(a)	8,426	47,375
Enauta Participacoes SA	5,448	27,924
Petroleo Brasileiro SA	133,141	1,103,996
Petroreconcavo SA	5,313	24,582
PRIO SA	28,725	252,574

		1,456,451

Canada — 9.4%
Advantage Energy Ltd.(a)	5,662	41,887
Africa Oil Corp.	13,265	20,428
ARC Resources Ltd.	21,324	363,426
Athabasca Oil Corp.(a)	20,136	72,998
Baytex Energy Corp.(b)	5,264	16,792
Baytex Energy Corp.	22,471	71,694
Birchcliff Energy Ltd.	9,384	37,338
Cameco Corp.	15,523	629,087
Canadian Natural Resources Ltd.	38,284	2,666,890
Cardinal Energy Ltd.(a)	4,680	22,828
Cenovus Energy Inc.	50,287	876,313
Crescent Point Energy Corp.	21,229	154,703
Crew Energy Inc.(a)	4,680	15,449
Denison Mines Corp.(a)(b)	32,079	57,674
Energy Fuels Inc./Canada(a)(b)	5,851	37,163
Enerplus Corp.	6,986	123,799
Fission Uranium Corp.(a)	24,276	18,245
Freehold Royalties Ltd.	4,617	46,811
Frontera Energy Corp.(a)	1,409	8,181
Headwater Exploration Inc.	8,582	43,190
Imperial Oil Ltd.	6,710	419,860
International Petroleum Corp.(a)(b)	3,301	34,758
Kelt Exploration Ltd.(a)	5,460	23,535
MEG Energy Corp.(a)	9,786	209,471
NexGen Energy Ltd.(a)	17,752	125,179
NuVista Energy Ltd.(a)	6,082	52,164
Obsidian Energy Ltd.(a)	2,958	20,967
Paramount Resources Ltd., Class A	2,899	63,592
Parex Resources Inc.	3,744	60,416
PetroTal Corp., NVS	23,092	12,591
Peyto Exploration & Development Corp.	6,911	71,750
PrairieSky Royalty Ltd.	7,708	137,615
Spartan Delta Corp.	4,524	10,700
Suncor Energy Inc.	46,151	1,585,691
Surge Energy Inc.	3,624	18,158
Tamarack Valley Energy Ltd.	18,333	45,388
Topaz Energy Corp.	3,355	49,541

Security	Shares	Value

Canada (continued)
Tourmaline Oil Corp.	11,927	$539,776
Vermilion Energy Inc.	5,807	64,525
Whitecap Resources Inc.	21,504	149,260

		9,019,833

China — 1.8%
CGN Mining Co. Ltd.(a)	95,000	23,117
China Coal Energy Co. Ltd., Class H	73,000	78,615
China Shenhua Energy Co. Ltd., Class A	14,100	75,331
China Shenhua Energy Co. Ltd., Class H	120,500	463,647
Guanghui Energy Co. Ltd., Class A	15,600	16,210
Inner Mongolia Dian Tou Energy Corp. Ltd.	5,800	13,328
Inner Mongolia Yitai Coal Co. Ltd., Class B	37,300	74,922
Jizhong Energy Resources Co. Ltd.	8,100	9,135
Kinetic Development Group Ltd.	110,000	9,273
PetroChina Co. Ltd., Class A	45,600	55,820
PetroChina Co. Ltd., Class H	754,000	591,371
Shaanxi Coal Industry Co. Ltd., Class A	20,700	74,016
Shan Xi Hua Yang Group New Energy Co. Ltd.	9,350	13,121
Shanxi Coking Coal Energy Group Co. Ltd., Class A	12,810	20,685
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	6,100	21,865
Yankuang Energy Group Co. Ltd., Class A	8,750	31,375
Yankuang Energy Group Co. Ltd., Class H(a)	82,000	189,095

		1,760,926

Finland — 0.4%
Neste OYJ	15,137	414,937

France — 5.2%
Etablissements Maurel et Prom SA	2,028	10,988
TotalEnergies SE	77,677	4,951,066

		4,962,054

Greece — 0.1%
Hellenic Energy Holdings SA	3,243	29,549
Motor Oil Hellas Corinth Refineries SA	2,351	67,171

		96,720

Hong Kong — 0.0%
United Energy Group Ltd.(b)	312,000	19,089

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	16,309	129,762

India — 5.3%
Bharat Petroleum Corp. Ltd.	26,935	195,747
Chennai Petroleum Corp. Ltd.	1,585	16,914
Coal India Ltd.	55,124	289,474
Gujarat Mineral Development Corp. Ltd.	3,042	14,306
Hindustan Petroleum Corp. Ltd.	20,430	125,596
Indian Oil Corp. Ltd.	101,048	201,508
Oil & Natural Gas Corp. Ltd.	112,527	357,992
Reliance Industries Ltd.	88,744	3,123,367
Reliance Industries Ltd., GDR(c)	10,015	713,239

		5,038,143

Indonesia — 0.3%
Adaro Energy Indonesia Tbk PT	507,000	78,139
Bukit Asam Tbk PT	143,200	23,315
Bumi Resources Tbk PT(a)	3,985,600	22,065
Energi Mega Persada Tbk PT, NVS(a)	551,100	7,084
Harum Energy Tbk PT(a)	85,900	6,844
Indika Energy Tbk PT	54,600	4,725
Indo Tambangraya Megah Tbk PT	14,000	23,333
Medco Energi Internasional Tbk PT	234,012	19,459
Sugih Energy Tbk PT(a)(d)	206,700	—

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
United Tractors Tbk PT	52,100	$78,030

		262,994

Israel — 0.2%
Delek Group Ltd.	344	46,455
Equital Ltd.(a)	780	25,202
Naphtha Israel Petroleum Corp. Ltd.	1,093	5,849
Oil Refineries Ltd.	89,955	37,010
Paz Oil Co. Ltd.(a)	371	35,750

		150,266

Italy — 1.3%
Eni SpA	78,512	1,208,961
Saras SpA(b)	14,666	27,723

		1,236,684

Japan — 1.3%
Cosmo Energy Holdings Co. Ltd.	2,236	99,532
ENEOS Holdings Inc.	103,100	444,834
Idemitsu Kosan Co. Ltd.	34,440	217,783
Inpex Corp.	34,600	461,173
Japan Petroleum Exploration Co. Ltd.	1,200	48,732

		1,272,054

Malaysia — 0.0%
Hibiscus Petroleum Bhd	19,360	10,315

Norway — 1.2%
Aker BP ASA	11,307	274,462
BlueNord ASA(a)	837	42,870
BW Energy Ltd.(a)	2,078	5,498
DNO ASA	17,347	14,732
Equinor ASA	32,234	794,206

		1,131,768

Philippines — 0.0%
Semirara Mining & Power Corp., Class A	31,400	18,042

Poland — 0.3%
ORLEN SA	20,769	322,612

Portugal — 0.3%
Galp Energia SGPS SA	16,628	261,653

Russia — 0.0%
LUKOIL PJSC(a)(d)	17,021	2
Rosneft Oil Co. PJSC(a)(d)	47,821	5
Surgutneftegas PJSC(a)(d)	285,010	31
Tatneft PJSC(a)(d)	57,983	7

		45

Saudi Arabia — 0.9%
Rabigh Refining & Petrochemical Co.(a)	743	1,639
Saudi Arabian Oil Co.(c)	95,243	805,267

		806,906

South Africa — 0.1%
Exxaro Resources Ltd.	8,595	79,754
Thungela Resources Ltd.	4,875	26,688

		106,442

South Korea — 0.4%
HD Hyundai Co. Ltd.	1,560	82,927
SK Innovation Co. Ltd.(a)	2,169	191,367
S-Oil Corp.	1,633	93,815

		368,109

Spain — 0.7%
Repsol SA	43,419	689,713

Security	Shares	Value

Thailand — 0.4%
Bangchak Corp. PCL, NVDR	36,300	$42,044
Bangchak Sriracha PCL, NVDR	31,000	8,557
Banpu PCL, NVDR(b)	325,000	50,725
IRPC PCL, NVDR(b)	382,200	20,780
PTT Exploration & Production PCL, NVDR(b)	50,031	210,097
Star Petroleum Refining PCL, NVDR	70,800	17,630
Thai Oil PCL, NVDR	43,300	67,603

		417,436

Turkey — 0.2%
Turkiye Petrol Rafinerileri AS	34,626	179,386

United Arab Emirates — 0.0%
Dana Gas PJSC	198,043	34,077

United Kingdom — 11.4%
BP PLC	612,432	3,558,269
Diversified Energy Co. PLC	1,716	20,298
Energean PLC	5,474	70,976
Harbour Energy PLC	21,801	69,645
Serica Energy PLC	8,694	19,060
Shell PLC	232,656	7,196,006
Tullow Oil PLC(a)	45,702	16,290

		10,950,544

United States — 52.4%
Antero Resources Corp.(a)(b)	10,215	262,526
APA Corp.	10,816	322,209
Berry Corp.	2,346	16,539
California Resources Corp.	1,806	94,219
Callon Petroleum Co.(a)	1,952	60,824
Centrus Energy Corp., Class A(a)	455	18,559
Chesapeake Energy Corp.	3,966	328,305
Chevron Corp.	63,971	9,724,232
Chord Energy Corp.	1,469	238,639
Civitas Resources Inc.	2,312	158,788
CNX Resources Corp.(a)(b)	5,690	119,206
Comstock Resources Inc.	3,440	29,412
ConocoPhillips	42,484	4,781,149
CONSOL Energy Inc.	1,118	95,947
Coterra Energy Inc.	26,913	693,817
Crescent Energy Co., Class A	2,788	31,170
CVR Energy Inc.	1,268	42,072
Delek U.S. Holdings Inc.	2,283	58,239
Devon Energy Corp.	22,924	1,010,031
Diamondback Energy Inc.	6,084	1,110,452
EOG Resources Inc.	20,864	2,388,093
EQT Corp.	13,981	519,394
Exxon Mobil Corp.	143,000	14,946,360
Granite Ridge Resources Inc.	2,141	13,167
Gulfport Energy Corp.(a)	446	63,328
Hess Corp.	9,891	1,441,613
HF Sinclair Corp.	5,721	317,516
HighPeak Energy Inc.(b)	935	15,493
Kimbell Royalty Partners LP	2,278	35,742
Kosmos Energy Ltd.(a)	16,380	100,573
Magnolia Oil & Gas Corp., Class A	6,236	141,432
Marathon Oil Corp.	20,939	507,771
Marathon Petroleum Corp.	13,585	2,298,990
Matador Resources Co.	4,049	255,694
Murphy Oil Corp.	5,224	207,236
Northern Oil and Gas Inc.	3,236	115,622
Occidental Petroleum Corp.	23,549	1,427,305
Ovintiv Inc.	9,276	458,327

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Par Pacific Holdings Inc.(a)	2,029	$73,287
PBF Energy Inc., Class A	3,915	182,831
Peabody Energy Corp.	4,222	104,579
Permian Res Corp., Class A, NVS	15,461	240,573
Pioneer Natural Resources Co.	8,359	1,965,953
Range Resources Corp.	8,634	273,007
Riley Exploration Permian Inc.	194	4,588
SandRidge Energy Inc.	1,313	17,122
SilverBow Resources Inc.(a)	581	16,495
Sitio Royalties Corp.	2,986	68,141
SM Energy Co.	4,177	182,827
Southwestern Energy Co.(a)	37,439	260,950
Talos Energy Inc.(a)(b)	4,904	64,684
Tellurian Inc.(a)(b)	24,298	19,290
Texas Pacific Land Corp.	220	346,592
Uranium Energy Corp.(a)(b)	13,491	87,422
VAALCO Energy Inc.	3,510	15,655
Valero Energy Corp.	12,181	1,723,124
Viper Energy Inc., NVS	2,490	89,989
Vital Energy Inc.(a)	824	41,472
Vitesse Energy Inc.	919	20,889
W&T Offshore Inc.(a)	3,354	10,129

		50,259,590

Total Common Stocks — 98.0% (Cost: $73,944,553)		93,977,295

Preferred Stocks

Brazil — 1.4%
Petroleo Brasileiro SA, Preference Shares, NVS	170,370	1,375,682

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(d)	275,500	30

Total Preferred Stocks — 1.4% (Cost: $779,083)		1,375,712

Total Long-Term Investments — 99.4% (Cost: $74,723,636)		95,353,007

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.0%

BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(e)(f)(g)	866,377	$866,810

BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(e)(f)	100,000	100,000

Total Short-Term Securities — 1.0% (Cost: $966,617)		966,810

Total Investments — 100.4% (Cost: $75,690,253)		96,319,817

Liabilities in Excess of Other Assets — (0.4)%		(376,222)

Net Assets — 100.0%		$95,943,595

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

											Capital
											Gain
						Change in					Distributions
						Unrealized		Shares			from
	Value at	Purchases		Proceeds	Net Realized	Appreciation	Value at	Held at			Underlying
Affiliated Issuer	08/31/23	at Cost		from Sale	Gain (Loss)	(Depreciation)	02/29/24	02/29/24	Income		Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$839,216	$27,456	(a)	$—	$103	$35	$866,810	866,377	$2,959	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	70,000	(a)	—	—	—	100,000	100,000	6,269		—

					$103	$35	$966,810		$9,228		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Global Energy Producers ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)

Long Contracts
E-Mini Energy Select Sector Index	5	03/15/24	$451	$5,217
FTSE 100 Index	1	03/15/24	96	2,026

				$7,243

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign
				Currency	Interest
	Commodity	Credit	Equity	Exchange	Rate	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$7,243	$—	$—	$—	$7,243

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

				Foreign
				Currency	Interest
	Commodity	Credit	Equity	Exchange	Rate	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$3,772	$—	$—	$—	$3,772

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(3,595)	$—	$—	$—	$(3,595)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$762,915

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$61,252,354	$32,724,896	$45	$93,977,295
Preferred Stocks	1,375,682	—	30	1,375,712
Short-Term Securities
Money Market Funds	966,810	—	—	966,810

	$63,594,846	$32,724,896	$75	$96,319,817

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Global Energy Producers ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Equity Contracts	$5,217	$2,026	$—	$7,243

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Global Gold Miners ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.7%
De Grey Mining Ltd.(a)(b)	5,644,573	$4,614,439
Emerald Resources NL(a)	937,580	1,688,112
Genesis Minerals Ltd.(a)(b)	3,786,137	3,746,109
Gold Road Resources Ltd.	3,849,740	3,678,561
West African Resources Ltd.(a)	5,602,564	3,188,730

		16,915,951

Canada — 51.5%
Agnico Eagle Mines Ltd.	908,924	43,592,722
Alamos Gold Inc., Class A	983,111	11,597,544
B2Gold Corp.	3,282,993	7,910,244
Barrick Gold Corp.	3,243,741	47,300,324
Calibre Mining Corp.(a)	3,138,922	3,584,960
Centerra Gold Inc.	809,416	4,061,543
Eldorado Gold Corp.(a)	601,377	6,252,389
Equinox Gold Corp.(a)	1,051,872	4,278,328
IAMGOLD Corp.(a)	1,820,373	4,748,274
Karora Resources Inc.(a)	992,218	2,990,216
Kinross Gold Corp.	2,915,170	14,262,778
Lundin Gold Inc.	394,678	4,597,767
New Gold Inc.(a)	3,070,487	3,755,671
SSR Mining Inc.	586,944	2,517,050
Torex Gold Resources Inc.(a)	382,755	4,004,805
Wesdome Gold Mines Ltd.(a)	618,890	4,126,997
Wheaton Precious Metals Corp.	370,121	15,253,191

		184,834,803

China — 4.7%
Zijin Mining Group Co. Ltd., Class A	977,435	1,771,314
Zijin Mining Group Co. Ltd., Class H	9,314,000	14,961,296

		16,732,610

Indonesia — 0.9%
Aneka Tambang Tbk	35,666,900	3,312,582

Kazakhstan — 0.0%
Polymetal International PLC(a)(c)	822,891	91

Peru — 2.3%
Cia. de Minas Buenaventura SAA, ADR	553,761	8,361,791

Russia — 0.0%
Polyus PJSC(a)(c)	62,547	7

Saudi Arabia — 4.9%
Anglogold Ashanti PLC, NVS	933,136	17,578,752

Security	Shares	Value

South Africa — 7.5%
DRDGOLD Ltd.	3,357,800	$2,278,710
Gold Fields Ltd.	1,191,513	15,696,317
Harmony Gold Mining Co. Ltd.	1,513,553	8,798,348

		26,773,375

Turkey — 0.9%
Koza Altin Isletmeleri AS	4,608,934	3,374,358

United Kingdom — 2.1%
Centamin PLC	4,085,959	4,660,285
Hochschild Mining PLC(a)	2,525,048	2,949,280

		7,609,565

United States — 20.2%
Coeur Mining Inc.(a)(b)	1,479,463	3,831,809
Newmont Corp.	2,196,842	68,651,313

		72,483,122

Total Long-Term Investments — 99.7% (Cost: $461,733,299)		357,977,007

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	4,013,875	4,015,882
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)	120,000	120,000

Total Short-Term Securities — 1.1% (Cost: $4,135,018)		4,135,882

Total Investments — 100.8% (Cost: $465,868,317)		362,112,889

Liabilities in Excess of Other Assets — (0.8)%		(2,893,934)

Net Assets — 100.0%		$359,218,955

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Global Gold Miners ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

											Capital
											Gain
						Change in					Distributions
						Unrealized		Shares			from
	Value at	Purchases		Proceeds	Net Realized	Appreciation	Value at	Held at			Underlying
Affiliated Issuer	08/31/23	at Cost		from Sale	Gain (Loss)	(Depreciation)	02/29/24	02/29/24	Income		Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,721,998	$293,238	(a)	$—	$746	$(100)	$4,015,882	4,013,875	$5,516	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	110,000	10,000	(a)	—	—	—	120,000	120,000	8,285		—

					$746	$(100)	$4,135,882		$13,801		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)

Long Contracts
S&P/TSE 60 Index	7	03/14/24	$1,331	$5,258

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign
				Currency	Interest
	Commodity	Credit	Equity	Exchange	Rate	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$5,258	$—	$—	$—	$5,258

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

				Foreign
				Currency	Interest
	Commodity	Credit	Equity	Exchange	Rate	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$24,415	$—	$—	$—	$24,415

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(8,826)	$—	$—	$—	$(8,826)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$1,834,376

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Global Gold Miners ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$267,367,828	$90,609,081	$98	$357,977,007
Short-Term Securities
Money Market Funds	4,135,882	—	—	4,135,882

	$271,503,710	$90,609,081	$98	$362,112,889

Derivative Financial Instruments(a)
Assets

Equity Contracts	$5,258	$—	$—	$5,258

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 24.8%
Alumina Ltd.(a)	2,540,716	$1,743,866
AVZ Minerals Ltd.(a)(b)(c)	3,302,250	1,004,544
BHP Group Ltd.	5,170,837	148,228,816
BlueScope Steel Ltd.	455,994	6,780,848
Champion Iron Ltd.	395,087	1,989,316
Coronado Global Resources Inc.(d)	828,982	733,363
Deterra Royalties Ltd.	419,881	1,355,339
Fortescue Ltd.	1,727,685	29,159,879
IGO Ltd.	695,310	3,586,312
Iluka Resources Ltd.	437,668	1,951,146
Imdex Ltd.	531,472	733,731
Latin Resources Ltd., NVS	2,419,386	346,513
Leo Lithium Ltd.(a)(b)	1,454,959	429,831
Liontown Resources Ltd.(a)(c)	1,478,105	1,186,091
Lynas Rare Earths Ltd.(a)	959,420	3,650,505
Mineral Resources Ltd.	178,922	7,764,181
Mount Gibson Iron Ltd.(a)	611,226	196,750
Nickel Industries Ltd.	1,712,223	786,609
Perenti Ltd.(a)	839,756	497,358
Pilbara Minerals Ltd.(c)	2,915,451	7,961,502
Rio Tinto Ltd.	378,430	30,474,553
Sandfire Resources Ltd.(a)(c)	463,684	2,286,969
Sayona Mining Ltd.(a)	438,240	11,434
Sims Ltd.	168,168	1,339,357
South32 Ltd.	4,621,379	8,853,063
Stanmore Resources Ltd.	315,854	684,792
Vulcan Steel Ltd.(c)	69,647	354,179

		264,090,847

Austria — 0.3%
voestalpine AG	116,424	3,180,659

Belgium — 0.2%
Bekaert SA	35,574	1,764,079

Brazil — 4.6%
Bradespar SA	35,575	143,914
Cia. Brasileira de Aluminio	242,844	195,405
Cia. Siderurgica Nacional SA	679,679	2,299,732
Vale SA	3,473,335	46,806,283

		49,445,334

Canada — 4.7%
Algoma Steel Group Inc.	96,046	778,474
Altius Minerals Corp.	40,513	531,357
Capstone Copper Corp.(a)	424,440	2,226,735
ERO Copper Corp.(a)	93,786	1,597,710
Filo Corp., NVS(a)	99,338	1,605,189
First Quantum Minerals Ltd.	601,202	5,692,404
Foran Mining Corp.(a)	205,359	591,647
Global Atomic Corp.(a)	186,134	445,740
Hudbay Minerals Inc.	355,304	2,091,795
Ivanhoe Mines Ltd., Class A(a)(c)	645,348	6,861,711
Labrador Iron Ore Royalty Corp.	61,468	1,370,082
Lithium Americas Argentina Corp.(a)(c)	108,094	532,844
Lithium Americas Corp.(a)(c)	108,138	594,414
Lundin Mining Corp.	671,154	5,306,327
Major Drilling Group International Inc.(a)	76,538	441,582
Solaris Resources Inc.(a)	75,999	206,636
Stelco Holdings Inc.	33,170	986,191
Taseko Mines Ltd.(a)	302,431	474,655

Security	Shares	Value

Canada (continued)
Teck Resources Ltd., Class B	470,011	$18,060,696

		50,396,189

Chile — 0.0%
CAP SA	68,453	469,602

China — 2.1%
Aluminum Corp. of China Ltd., Class A	646,865	540,958
Aluminum Corp. of China Ltd., Class H	4,312,000	2,148,638
Baoshan Iron & Steel Co. Ltd., Class A	1,347,593	1,245,230
China Hongqiao Group Ltd.	2,425,500	1,877,049
China Metal Recycling Holdings Ltd.(b)	132,000	—
China Nonferrous Mining Corp Ltd.	1,078,000	748,850
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	215,670	564,076
China Oriental Group Co. Ltd.	1,090,000	164,000
China Rare Earth Resources & Technology Co. Ltd., Class A	53,900	208,519
CMOC Group Ltd., Class A	970,200	825,820
CMOC Group Ltd., Class H	3,933,000	2,426,295
GEM Co. Ltd., Class A	324,117	240,879
Guangdong HEC Technology Holding Co. Ltd., Class A(a)	162,535	168,887
Henan Shenhuo Coal & Power Co. Ltd.	161,700	412,718
Hesteel Co. Ltd., Class A	647,000	195,476
Huaibei Mining Holdings Co. Ltd.	161,700	423,996
Hunan Valin Steel Co. Ltd., Class A	431,200	339,697
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	2,802,821	598,845
Jiangxi Copper Co. Ltd., Class A	109,925	297,998
Jiangxi Copper Co. Ltd., Class H	1,138,000	1,688,921
Jinchuan Group International Resources Co. Ltd.	2,156,000	181,126
Jinduicheng Molybdenum Co. Ltd., Class A	215,600	301,407
MMG Ltd.(a)	3,190,000	853,971
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	539,000	238,045
Shandong Nanshan Aluminum Co. Ltd., Class A	754,830	324,555
Shanxi Meijin Energy Co. Ltd., Class A(a)	218,228	207,774
Shanxi Taigang Stainless Steel Co. Ltd., Class A	379,607	199,566
Shougang Fushan Resources Group Ltd.	2,156,000	897,722
Sinomine Resource Group Co. Ltd., Class A	53,060	275,619
Tiangong International Co. Ltd.(c)	1,078,000	247,368
Tianshan Aluminum Group Co. Ltd., Class A	270,100	211,942
Tongling Nonferrous Metals Group Co. Ltd., Class A	701,200	318,380
Western Mining Co. Ltd., Class A	161,700	372,788
Western Superconducting Technologies Co. Ltd., Class A	48,433	268,968
Xiamen Tungsten Co. Ltd., Class A	107,899	250,840
Yintai Gold Co. Ltd., Class A	162,340	336,634
YongXing Special Materials Technology Co. Ltd., Class A	27,430	209,644
Yunnan Aluminium Co. Ltd., Class A	215,600	345,573
Yunnan Chihong Zinc&Germanium Co. Ltd.	324,600	231,674
Yunnan Tin Co. Ltd., Class A	107,800	205,621
Zhejiang Huayou Cobalt Co. Ltd., Class A	110,050	422,147

		22,018,216

Egypt — 0.0%
Ezz Steel Co. SAE(a)	261,720	400,487

Finland — 0.2%
Outokumpu OYJ	369,303	1,635,832

22	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France — 1.5%
Aperam SA	44,198	$1,351,562
ArcelorMittal SA	521,047	13,591,711
Eramet SA	9,185	621,245

		15,564,518

Germany — 0.5%
Aurubis AG	32,355	2,051,587
Salzgitter AG	23,177	594,718
thyssenkrupp AG	505,582	2,585,537

		5,231,842

India — 4.7%
APL Apollo Tubes Ltd.	169,785	3,162,189
Godawari Power and Ispat Ltd.	48,406	431,917
Gravita India Ltd.	20,569	236,537
Hindalco Industries Ltd.	1,370,118	8,311,033
Hindustan Copper Ltd.	242,550	788,269
Jai Balaji Industries Ltd., NVS	33,986	523,517
Jindal Saw Ltd.	117,214	675,884
Jindal Steel & Power Ltd.	366,520	3,419,432
JSW Steel Ltd.	626,857	6,043,616
Kirloskar Ferrous Industries Ltd.	51,409	329,524
Maharashtra Seamless Ltd.	41,321	458,062
Mishra Dhatu Nigam Ltd.(d)	45,480	222,424
MOIL Ltd.	64,490	205,975
National Aluminium Co. Ltd.	839,762	1,574,870
NMDC Ltd.	1,032,063	2,811,789
NMDC Steel Ltd., NVS(a)	775,729	574,382
Orissa Minerals Development Co. Ltd. (The)(a)	2,226	181,981
PTC Industries Ltd., NVS	3,255	330,112
Rajratan Global Wire Ltd.	13,550	102,806
Ramkrishna Forgings Ltd.	84,191	794,021
Ratnamani Metals & Tubes Ltd.	29,214	1,067,646
Sandur Manganese & Iron Ores Ltd. (The)	21,310	106,619
Sarda Energy & Minerals Ltd., NVS	88,097	227,407
Shivalik Bimetal Controls Ltd., NVS	26,519	172,578
Shyam Metalics & Energy Ltd.	54,440	426,543
Surya Roshni Ltd., NVS	34,388	248,661
Tata Steel Ltd.	7,078,780	11,999,774
Tata Steel Ltd., GDR(e)	39,708	665,109
Usha Martin Ltd.	156,849	622,198
Vedanta Ltd.	952,957	3,070,688
Welspun Corp. Ltd.	91,630	564,186

		50,349,749

Indonesia — 0.5%
Amman Mineral Internasional PT(a)	6,615,012	3,575,467
Bumi Resources Minerals Tbk PT(a)	56,595,000	518,593
Merdeka Copper Gold Tbk PT(a)	9,809,886	1,410,931

		5,504,991

Japan — 5.6%
Daido Steel Co. Ltd.	138,000	1,633,368
Daiki Aluminium Industry Co. Ltd.	32,600	258,809
Dowa Holdings Co. Ltd.	53,900	1,883,352
Godo Steel Ltd.	7,100	282,257
JFE Holdings Inc.	592,900	9,723,742
Kobe Steel Ltd.	368,200	5,050,214
Kyoei Steel Ltd.	21,200	344,088
Maruichi Steel Tube Ltd.	59,000	1,544,460
Mitsubishi Materials Corp.	128,500	2,249,675
Mitsui Mining & Smelting Co. Ltd.	56,700	1,671,691
Nippon Light Metal Holdings Co. Ltd.	58,540	675,415
Nippon Steel Corp.	873,405	21,674,104
Nittetsu Mining Co. Ltd.	11,200	374,665

Security	Shares	Value

Japan (continued)
Osaka Steel Co. Ltd.	15,000	$226,321
OSAKA Titanium Technologies Co. Ltd.(c)	32,800	583,888
Sanyo Special Steel Co. Ltd.	20,900	315,021
Sumitomo Metal Mining Co. Ltd.	254,100	6,614,821
Toho Titanium Co. Ltd.(c)	36,400	400,112
Tokyo Steel Manufacturing Co. Ltd.	55,900	623,305
UACJ Corp.	35,438	973,525
Yamato Kogyo Co. Ltd.	41,000	2,288,265
Yodogawa Steel Works Ltd.	21,800	650,084

		60,041,182

Malaysia — 0.4%
PMB Technology Bhd(a)(c)	377,300	222,619
Press Metal Aluminium Holdings Bhd	3,773,000	3,723,732

		3,946,351

Mexico — 1.4%
Grupo Mexico SAB de CV, Series B	3,180,100	15,437,551

Netherlands — 0.1%
AMG Critical Materials NV	32,340	738,809

Norway — 0.7%
Norsk Hydro ASA	1,354,507	6,952,348

Peru — 0.7%
Southern Copper Corp.	86,262	6,975,145

Poland — 0.6%
Grupa Kety SA	9,572	1,690,496
Jastrzebska Spolka Weglowa SA, Class S(a)(c)	53,900	557,075
KGHM Polska Miedz SA	142,835	3,860,489

		6,108,060

Qatar — 0.1%
Qatar Aluminum Manufacturing Co.	2,736,503	953,629

Russia — 0.0%
Alrosa PJSC(a)(b)	2,886,002	315
MMC Norilsk Nickel PJSC(a)(b)	71,400	8
Novolipetsk Steel PJSC(a)(b)	1,668,000	182
Severstal PAO(a)(b)	233,400	26
United Co. RUSAL International PJSC(a)(b)	3,450,000	377

		908

Saudi Arabia — 1.8%
Al Masane Al Kobra Mining Co.	35,036	546,518
East Pipes Integrated Co. for Industry, NVS	12,984	415,455
Saudi Arabian Mining Co.(a)	1,319,464	17,509,125
Saudi Steel Pipe Co.(a)	17,787	233,109

		18,704,207

Singapore — 0.0%
Straits Trading Co. Ltd.	3,062	3,391

South Africa — 1.3%
African Rainbow Minerals Ltd.	112,635	991,517
Anglo American Platinum Ltd.	67,914	2,612,561
Impala Platinum Holdings Ltd.	923,846	3,135,143
Kumba Iron Ore Ltd.	65,765	1,841,111
Northam Platinum Holdings Ltd.	365,442	2,089,764
Sibanye Stillwater Ltd.	2,890,051	2,978,748

		13,648,844

South Korea — 3.1%
Dongkuk Steel Mill Co. Ltd/New	35,641	346,455
Hyundai Steel Co.(a)	88,371	2,389,128
KG Chemical Corp.	39,144	187,485

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
KG Dongbusteel	49,632	$279,903
KG Eco Technology Service Co. Ltd.	267	2,167
Korea Zinc Co. Ltd.	8,576	2,883,355
Poongsan Corp.	17,248	559,397
POSCO Holdings Inc.	73,103	23,758,020
Posco M-Tech Co. Ltd.(a)	20,658	380,600
Sam-A Aluminum Co. Ltd.	5,280	393,445
Seah Besteel Holdings Corp.	14,014	272,091
SeAH Steel Holdings Corp.	1,631	262,347
TCC Steel(a)	17,195	877,896
Young Poong Corp.(a)	417	158,090

		32,750,379

Spain — 0.2%
Acerinox SA	177,870	1,953,070

Sweden — 1.5%
Alleima AB, NVS	191,657	1,260,381
Boliden AB	280,368	7,105,758
Granges AB	102,454	996,234
SSAB AB, Class A	237,066	1,853,970
SSAB AB, Class B	660,275	5,170,270

		16,386,613

Taiwan — 1.8%
Century Iron & Steel Industrial Co. Ltd.	168,000	1,368,402
China Metal Products	208,011	254,663
China Steel Corp.	12,008,612	9,352,227
Chun Yuan Steel Industry Co. Ltd.	475,000	263,692
Chung Hung Steel Corp.	1,016,000	745,256
Evergreen Steel Corp.	179,000	611,597
Feng Hsin Steel Co. Ltd.	539,000	1,162,935
Gloria Material Technology Corp.	539,000	802,053
Hsin Kuang Steel Co. Ltd.	250,000	528,051
TA Chen Stainless Pipe	1,742,638	1,980,352
Tung Ho Steel Enterprise Corp.	539,700	1,319,402
YC INOX Co. Ltd.	370,263	299,807
Yieh Phui Enterprise Co. Ltd.	539,776	260,365

		18,948,802

Turkey — 0.3%
Eregli Demir ve Celik Fabrikalari TAS(a)	1,431,966	2,086,172
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A	279,728	201,524
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D	735,547	632,264
Kocaer Celik Sanayi Ve Ticaret A/S	164,395	310,298
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	204,685	334,132

		3,564,390

United Kingdom — 15.4%
Anglo American PLC	1,296,692	27,939,760
Antofagasta PLC	402,094	9,238,206
Atalaya Mining PLC	110,495	457,487
Central Asia Metals PLC	180,274	354,083
Ferrexpo PLC(a)	303,457	276,182
Glencore PLC	10,582,238	50,309,301
Hill & Smith PLC	80,311	1,843,367
Rio Tinto PLC	1,149,217	73,722,661
SolGold PLC(a)(c)	25,072	1,943

		164,142,990

United States — 19.8%
Alcoa Corp.	182,721	4,971,838
Alpha Metallurgical Resources Inc.	11,489	4,334,225
Arch Resources Inc.	17,784	2,939,517

Security	Shares	Value

United States (continued)
ATI Inc.(a)	130,436	$6,414,843
Carpenter Technology Corp.	50,673	3,276,010
Century Aluminum Co.(a)	57,675	603,857
Cleveland-Cliffs Inc.(a)	514,811	10,708,069
Commercial Metals Co.	118,582	6,403,428
Compass Minerals International Inc.	36,652	835,666
Freeport-McMoRan Inc.	1,463,080	55,319,057
Haynes International Inc.	13,496	802,067
Ivanhoe Electric Inc.(a)	71,151	526,517
Kaiser Aluminum Corp.	16,170	1,172,648
Materion Corp.(c)	21,021	2,823,541
Metallus Inc.(a)	40,425	879,244
MP Materials Corp.(a)	143,913	2,188,917
Nucor Corp.	250,637	48,197,495
Olympic Steel Inc.	10,241	696,593
Piedmont Lithium Inc.(a)(c)	17,853	259,940
Radius Recycling Inc., Class A	26,411	521,881
Ramaco Resources Inc.	26,411	464,305
Reliance Inc.	58,638	18,835,698
Ryerson Holding Corp.	31,821	1,004,907
Steel Dynamics Inc.	156,855	20,990,336
SunCoke Energy Inc.	85,162	912,085
U.S. Steel Corp.	227,458	10,767,862
Warrior Met Coal Inc.	52,866	3,011,776
Worthington Steel Inc.(a)	32,879	1,040,949

		210,903,271

Total Common Stocks — 98.9% (Cost: $1,172,498,006)		1,052,212,285

Preferred Stocks

Brazil — 0.8%
Bradespar SA, Preference Shares, NVS	255,101	1,087,917
Cia. Ferro Ligas da Bahia - FERBASA, Preference Shares, NVS	129,360	251,116
Gerdau SA, Preference Shares, NVS	1,182,031	5,112,282
Metalurgica Gerdau SA, Preference Shares, NVS	694,838	1,413,130
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	475,318	1,058,472

		8,922,917

Russia — 0.0%
Mechel PJSC, Preference Shares, NVS(b)	96,000	11

Total Preferred Stocks — 0.8% (Cost: $7,833,975)		8,922,928

Total Long-Term Investments — 99.7% (Cost: $1,180,331,981)		1,061,135,213

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(f)(g)(h)	17,470,875	17,479,610

Total Short-Term Securities — 1.6% (Cost: $17,471,360)		17,479,610

Total Investments — 101.3% (Cost: $1,197,803,341)		1,078,614,823

Liabilities in Excess of Other Assets — (1.3)%		(14,060,003)

Net Assets — 100.0%		$1,064,554,820

24	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Global Metals & Mining Producers ETF

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

											Capital
											Gain
						Change in					Distributions
						Unrealized		Shares			from
	Value at	Purchases	Proceeds		Net Realized	Appreciation	Value at	Held at			Underlying
Affiliated Issuer	08/31/23	at Cost	from Sale		Gain (Loss)	(Depreciation)	02/29/24	02/29/24	Income		Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$25,074,638	$—	$(7,601,273	)(a)	$3,982	$2,263	$17,479,610	17,470,875	$166,687	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	800,000	—	(800,000	)(a)	—	—	—	—	65,202		—

					$3,982	$2,263	$17,479,610		$231,889		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)

Long Contracts
E-Mini Energy Select Sector Index	12	03/15/24	$1,081	$2,282
MSCI Emerging Markets Index	34	03/15/24	1,729	783

				$3,065

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign
				Currency	Interest
	Commodity	Credit	Equity	Exchange	Rate	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$3,065	$—	$—	$—	$3,065

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Global Metals & Mining Producers ETF

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

				Foreign
				Currency	Interest
	Commodity	Credit	Equity	Exchange	Rate	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(599,706)	$—	$—	$—	$(599,706)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$122,439	$—	$—	$—	$122,439

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$4,480,503

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$344,614,313	$706,162,689	$1,435,283	$1,052,212,285
Preferred Stocks	8,922,917	—	11	8,922,928
Short-Term Securities
Money Market Funds	17,479,610	—	—	17,479,610

	$371,016,840	$706,162,689	$1,435,294	$1,078,614,823

Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,065	$—	$—	$3,065

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

26	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Global Silver and Metals Miners ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.4%
Silver Lake Resources Ltd.(a)	849,956	$591,419

Canada — 66.2%
Agnico Eagle Mines Ltd.	138,603	6,647,511
Aya Gold & Silver Inc.(a)(b)	772,008	5,551,927
Calibre Mining Corp.(a)	499,343	570,299
Dundee Precious Metals Inc.	161,086	1,089,614
Eldorado Gold Corp.(a)	128,530	1,336,299
Endeavour Silver Corp.(a)	1,640,479	2,369,185
First Majestic Silver Corp.	1,430,538	6,440,399
Fortuna Silver Mines Inc.(a)	2,141,582	5,822,818
GoGold Resources Inc.(a)(b)	2,464,695	1,797,921
i-80 Gold Corp.(a)	275,728	347,415
Kinross Gold Corp.	561,451	2,746,958
Lundin Gold Inc.	90,038	1,048,890
MAG Silver Corp.(a)	684,234	5,697,118
New Gold Inc.(a)	763,822	934,270
New Pacific Metals Corp.(a)(b)	929,106	828,367
Orla Mining Ltd.(a)(b)	223,124	734,896
Osisko Mining Inc.(a)	304,526	556,478
Pan American Silver Corp.	2,236,934	27,756,673
Seabridge Gold Inc.(a)	74,153	840,344
Silvercorp Metals Inc.	1,400,726	3,364,674
SilverCrest Metals Inc.(a)	1,098,455	5,560,466
Skeena Resources Ltd.(a)(b)	625,926	2,306,031
SSR Mining Inc.	137,009	587,549
Victoria Gold Corp.(a)	382,266	1,495,658
Wheaton Precious Metals Corp.	146,850	6,051,889

		92,483,649

Japan — 4.6%
ARE Holdings Inc.	500,000	6,465,332

Kazakhstan — 0.0%
Polymetal International PLC(a)(c)	183,040	20

Mexico — 10.2%
Industrias Penoles SAB de CV(a)(b)	1,139,517	14,279,188

Peru — 1.5%
Cia. de Minas Buenaventura SAA, ADR	138,566	2,092,347

Security	Shares	Value

South Africa — 1.4%
Harmony Gold Mining Co. Ltd.	330,679	$1,922,251

United Kingdom — 0.4%
Hochschild Mining PLC(a)	439,752	513,635

United States — 15.3%
Coeur Mining Inc.(a)	323,855	838,784
Hecla Mining Co.	3,267,068	11,565,421
Newmont Corp.	285,649	8,926,531

		21,330,736

Total Long-Term Investments — 100.0% (Cost: $207,516,525)		139,678,577

Short-Term Securities

Money Market Funds — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	7,369,091	7,372,775

BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)	80,000	80,000

Total Short-Term Securities — 5.4% (Cost: $7,451,779)		7,452,775

Total Investments — 105.4% (Cost: $214,968,304)		147,131,352

Liabilities in Excess of Other Assets — (5.4)%		(7,502,915)

Net Assets — 100.0%		$139,628,437

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$10,566,447	$—		$(3,195,437	)(a)	$549	$1,216	$7,372,775	7,369,091	$149,872	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	20,000	(a)	—		—	—	80,000	80,000	3,519		—

						$549	$1,216	$7,452,775		$153,391		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Global Silver and Metals Miners ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P/TSE 60 Index	1	03/14/24	$190	$(150)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$150	$—	$—	$—	$150

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$14,513	$—	$—	$—	$14,513

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(6,468)	$—	$—	$—	$(6,468)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$364,797

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$130,185,920	$9,492,637	$20	$139,678,577
Short-Term Securities
Money Market Funds	7,452,775	—	—	7,452,775

	$137,638,695	$9,492,637	$20	$147,131,352

28	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Global Silver and Metals Miners ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(150)	$—	$—	$(150)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Statements of Assets and Liabilities (unaudited)

February 29, 2024

	iShares MSCI Agriculture Producers ETF	iShares MSCI Global Energy Producers ETF	iShares MSCI Global Gold Miners ETF	iShares MSCI Global Metals & Mining Producers ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$129,759,410	$95,353,007	$357,977,007	$1,061,135,213
Investments, at value — affiliated(c)	59,091	966,810	4,135,882	17,479,610
Cash	118,757	68,678	8,895	5,042,409
Cash pledged for futures contracts	12,000	38,000	20,000	73,000
Foreign currency collateral pledged for futures contracts(d)	23,778	5,050	—	—
Foreign currency, at value(e)	480,471	84,871	787,813	1,212,734
Receivables:
Investments sold	1,136,159	678,896	7,937,233	7,436,954
Securities lending income — affiliated	114	633	742	13,804
Capital shares sold	—	—	67,135	—
Dividends — unaffiliated	159,287	558,450	589,090	1,880,015
Dividends — affiliated	747	504	445	3,410
Tax reclaims	15,443	19,345	—	118,928
Variation margin on futures contracts	2,491	2,986	1,577	1,737

Total assets	131,767,748	97,777,230	371,525,819	1,094,397,814

LIABILITIES
Bank borrowings	—	—	—	4,350,775
Collateral on securities loaned, at value	57,841	865,419	4,018,052	17,471,606
Payables:
Investments purchased	996,382	766,911	8,175,774	6,558,267
Deferred foreign capital gain tax	73,932	162,657	—	1,127,889
Investment advisory fees	41,968	30,451	113,038	334,457
Professional fees	—	8,197	—	—

Total liabilities	1,170,123	1,833,635	12,306,864	29,842,994

Commitments and contingent liabilities

NET ASSETS	$130,597,625	$95,943,595	$359,218,955	$1,064,554,820

NET ASSETS CONSIST OF
Paid-in capital	$197,519,774	$77,368,804	$566,046,529	$1,339,472,330
Accumulated earnings (loss)	(66,922,149)	18,574,791	(206,827,574)	(274,917,510)

NET ASSETS	$130,597,625	$95,943,595	$359,218,955	$1,064,554,820

NET ASSET VALUE
Shares outstanding	3,600,000	3,900,000	17,200,000	26,950,000

Net asset value	$36.28	$24.60	$20.88	$39.50

Shares authorized	500 million	500 million	500 million	500 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$167,878,444	$74,723,636	$461,733,299	$1,180,331,981
(b) Securities loaned, at value	$54,167	$813,669	$3,983,089	$16,322,910
(c) Investments, at cost — affiliated	$59,036	$966,617	$4,135,018	$17,471,360
(d) Foreign currency collateral pledged, at cost	$23,924	$5,036	$—	$—
(e) Foreign currency, at cost	$506,814	$85,436	$791,128	$1,225,208

See notes to financial statements.

30	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

February 29, 2024

iShares MSCI Global Silver and Metals Miners ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$139,678,577
Investments, at value — affiliated(c)	7,452,775
Cash	7,965
Foreign currency, at value(d)	68,337
Receivables:
Investments sold	7,721,023
Securities lending income — affiliated	28,614
Dividends — unaffiliated	50,245
Dividends — affiliated	375
Tax reclaims	8,672

Total assets	155,016,583

LIABILITIES
Collateral on securities loaned, at value	7,380,379
Payables:
Investments purchased	7,962,866
Investment advisory fees	44,777
Variation margin on futures contracts	124

Total liabilities	15,388,146

Commitments and contingent liabilities

NET ASSETS	$139,628,437

NET ASSETS CONSIST OF
Paid-in capital	$276,973,925
Accumulated loss	(137,345,488)

NET ASSETS	$139,628,437

NET ASSET VALUE
Shares outstanding	17,100,000

Net asset value	$8.17

Shares authorized	500 million

Par value	$0.001

(a) Investments, at cost — unaffiliated	$207,516,525
(b) Securities loaned, at value	$7,022,677
(c) Investments, at cost — affiliated	$7,451,779
(d) Foreign currency, at cost	$69,528

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Operations (unaudited)

Six Months Ended February 29, 2024

	iShares MSCI Agriculture Producers ETF	iShares MSCI Global Energy Producers ETF	iShares MSCI Global Gold Miners ETF	iShares MSCI Global Metals & Mining Producers ETF

INVESTMENT INCOME
Dividends — unaffiliated	$1,607,459	$2,100,303	$5,216,717	$17,721,518
Dividends — affiliated	4,238	6,269	8,285	65,202
Interest — unaffiliated	1,054	1,405	766	11,615
Securities lending income — affiliated — net	11,500	2,959	5,516	166,687
Other income — unaffiliated	—	813	—	—
Foreign taxes withheld	(96,172)	(102,028)	(379,494)	(588,168)
Foreign withholding tax claims	—	80,737	—	—
Other foreign taxes	—	—	—	(24,103)

Total investment income	1,528,079	2,090,458	4,851,790	17,352,751

EXPENSES
Investment advisory	329,164	215,682	755,765	2,424,196
Interest expense	1,244	106	—	3,895
Commitment costs	615	271	—	6,694
Professional	—	8,161	—	4,862

Total expenses	331,023	224,220	755,765	2,439,647

Net investment income	1,197,056	1,866,238	4,096,025	14,913,104

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(3,790,611)	305,610	(9,305,423)	(8,566,211)
Investments — affiliated	565	103	746	3,982
Foreign currency transactions	(7,619)	52	12,716	(181,055)
Futures contracts	27,807	3,772	24,415	(599,706)
In-kind redemptions — unaffiliated(b)	(10,222,027)	7,611,156	890,102	17,078,665

	(13,991,885)	7,920,693	(8,377,444)	7,735,675

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	(3,286,981)	(9,595,558)	(20,781,856)	(14,332,222)
Investments — affiliated	(182)	35	(100)	2,263
Foreign currency translations	(12,642)	1,451	(10,661)	25,276
Futures contracts	12,905	(3,595)	(8,826)	122,439

	(3,286,900)	(9,597,667)	(20,801,443)	(14,182,244)

Net realized and unrealized loss	(17,278,785)	(1,676,974)	(29,178,887)	(6,446,569)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(16,081,729)	$189,264	$(25,082,862)	$8,466,535

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(39,598)	$(40,312)	$—	$(536,077)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$(40,791)	$(91,691)	$—	$(216,308)
See notes to financial statements.

32	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2024

iShares MSCI Global Silver and Metals Miners ETF

INVESTMENT INCOME
Dividends — unaffiliated	$826,416
Dividends — affiliated	3,519
Interest — unaffiliated	193
Securities lending income — affiliated — net	149,872
Foreign taxes withheld	(85,319)

Total investment income	894,681

EXPENSES
Investment advisory	307,038

Total expenses	307,038

Net investment income	587,643

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(8,973,043)
Investments — affiliated	549
Foreign currency transactions	(25,472)
Futures contracts	14,513
In-kind redemptions — unaffiliated(a)	180,838

(8,802,615)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(17,464,016)
Investments — affiliated	1,216
Foreign currency translations	19,485
Futures contracts	(6,468)

(17,449,783)

Net realized and unrealized loss	(26,252,398)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(25,664,755)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets

	iShares MSCI Agriculture Producers ETF		iShares MSCI Global Energy Producers ETF

	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,197,056	$5,610,919	$1,866,238	$5,325,889
Net realized gain (loss)	(13,991,885)	759,779	7,920,693	4,873,125
Net change in unrealized appreciation (depreciation)	(3,286,900)	(22,265,000)	(9,597,667)	3,046,607

Net increase (decrease) in net assets resulting from operations	(16,081,729)	(15,894,302)	189,264	13,245,621

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,403,871)	(5,196,045)	(2,677,405)	(5,942,443)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(63,074,330)	(58,924,507)	(19,409,457)	(11,821,581)

NET ASSETS
Total decrease in net assets	(81,559,930)	(80,014,854)	(21,897,598)	(4,518,403)
Beginning of period	212,157,555	292,172,409	117,841,193	122,359,596

End of period	$130,597,625	$212,157,555	$95,943,595	$117,841,193

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Global Gold Miners ETF		iShares MSCI Global Metals & Mining Producers ETF

	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,096,025	$8,255,113	$14,913,104	$65,062,202
Net realized gain (loss)	(8,377,444)	(9,558,248)	7,735,675	6,107,918
Net change in unrealized appreciation (depreciation)	(20,801,443)	81,191,443	(14,182,244)	86,922,319

Net increase (decrease) in net assets resulting from operations	(25,082,862)	79,888,308	8,466,535	158,092,439

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,903,752)	(8,857,577)	(30,539,412)	(62,569,236)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,987,115	(47,177,046)	(376,819,036)	144,932,238

NET ASSETS
Total increase (decrease) in net assets	(26,999,499)	23,853,685	(398,891,913)	240,455,441
Beginning of period	386,218,454	362,364,769	1,463,446,733	1,222,991,292

End of period	$359,218,955	$386,218,454	$1,064,554,820	$1,463,446,733

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Changes in Net Assets (continued)

	iShares MSCI Global Silver and Metals Miners ETF

	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$587,643	$1,613,889
Net realized loss	(8,802,615)	(16,614,124)
Net change in unrealized appreciation (depreciation)	(17,449,783)	36,994,225

Net increase (decrease) in net assets resulting from operations	(25,664,755)	21,993,990

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(832,787)	(871,745)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(913,126)	(9,878,284)

NET ASSETS
Total increase (decrease) in net assets	(27,410,668)	11,243,961
Beginning of period	167,039,105	155,795,144

End of period	$139,628,437	$167,039,105

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

36	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Agriculture Producers ETF

	Six Months Ended
	02/29/24		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/23	08/31/22	08/31/21	08/31/20	08/31/19

Net asset value, beginning of period	$40.03		$43.28	$39.82	$28.60	$26.88	$29.15

Net investment income(a)	0.26		0.87	0.86	0.60	0.49	0.53
Net realized and unrealized gain (loss)(b)		(3.46)	(3.31)	3.25	11.11	1.73	(2.25)

Net increase (decrease) from investment operations		(3.20)	(2.44)	4.11	11.71	2.22	(1.72)

Distributions from net investment income(c)		(0.55)	(0.81)	(0.65)	(0.49)	(0.50)	(0.55)

Net asset value, end of period	$36.28		$40.03	$43.28	$39.82	$28.60	$26.88

Total Return(d)
Based on net asset value	(8.02	)%(e)	(5.70)%	10.43%	41.16%	8.41%	(5.88)%

Ratios to Average Net Assets(f)
Total expenses	0.39	%(g)	0.39%	0.39%	0.39%	0.39%	0.39%

Net investment income	1.42	%(g)	2.09%	2.00%	1.60%	1.84%	1.88%

Supplemental Data
Net assets, end of period (000)	$130,598		$212,158	$292,172	$85,612	$27,175	$25,535

Portfolio turnover rate(h)		4%	12%	10%	6%	9%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Energy Producers ETF

	Six Months Ended
	02/29/24		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/23		08/31/22	08/31/21	08/31/20	08/31/19

Net asset value, beginning of period	$25.07		$23.53		$15.86	$12.04	$17.97	$22.80

Net investment income(a)	0.42		1.07	(b)	1.01	0.58	0.68	0.70
Net realized and unrealized gain (loss)(c)		(0.29)	1.65		7.51	3.76	(5.61)	(4.90)

Net increase (decrease) from investment operations	0.13		2.72		8.52	4.34	(4.93)	(4.20)

Distributions from net investment income(d)		(0.60)		(1.18)	(0.85)	(0.52)	(1.00)	(0.63)

Net asset value, end of period	$24.60		$25.07		$23.53	$15.86	$12.04	$17.97

Total Return(e)
Based on net asset value	0.58	%(f)	11.94	%(b)	54.58%	36.41%	(28.92)%	(18.56)%

Ratios to Average Net Assets(g)
Total expenses	0.41	%(h)		0.39%	0.39%	0.39%	0.39%	0.39%

Total expenses excluding professional fees for foreign withholding tax claims	0.39	%(h)		0.39%	N/A	N/A	N/A	N/A

Net investment income	3.37	%(h)	4.47	%(b)	4.85%	4.01%	4.62%	3.41%

Supplemental Data
Net assets, end of period (000)	$95,944		$117,841		$122,360	$80,086	$49,985	$46,733

Portfolio turnover rate(i)		3%		8%	12%	8%	12%	6%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2023:
•	Net investment income per share by $0.01.
•	Total return by 0.03%.
•	Ratio of net investment income to average net assets by 0.02%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

38	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Gold Miners ETF

	Six Months Ended
	02/29/24		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/23	08/31/22	08/31/21	08/31/20	08/31/19

Net asset value, beginning of period	$22.65		$18.35	$26.96	$35.13	$24.01	$14.43

Net investment income(a)	0.24		0.45	0.56	0.49	0.17	0.18
Net realized and unrealized gain (loss)(b)		(1.73)	4.34	(8.61)	(8.20)	11.11	9.59

Net increase (decrease) from investment operations		(1.49)	4.79	(8.05)	(7.71)	11.28	9.77

Distributions from net investment income(c)		(0.28)	(0.49)	(0.56)	(0.46)	(0.16)	(0.19)

Net asset value, end of period	$20.88		$22.65	$18.35	$26.96	$35.13	$24.01

Total Return(d)
Based on net asset value	(6.74	)%(e)	26.12%	(30.42)%	(22.12)%	47.22%	68.13%

Ratios to Average Net Assets(f)
Total expenses	0.39	%(g)	0.39%	0.39%	0.39%	0.39%	0.39%

Net investment income	2.11	%(g)	2.00%	2.16%	1.63%	0.66%	1.04%

Supplemental Data
Net assets, end of period (000)	$359,219		$386,218	$362,365	$558,142	$572,625	$325,284

Portfolio turnover rate(h)		8%	16%	25%	12%	21%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Metals & Mining Producers ETF

	Six Months Ended
	02/29/24		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/23	08/31/22	08/31/21	08/31/20	08/31/19

Net asset value, beginning of period	$40.26		$36.62	$45.61	$27.79	$25.60	$30.93

Net investment income(a)	0.48		1.83	2.67	2.13	1.04	1.49
Net realized and unrealized gain (loss)(b)		(0.22)	3.66	(8.08)	16.86	2.26	(5.13)

Net increase (decrease) from investment operations	0.26		5.49	(5.41)	18.99	3.30	(3.64)

Distributions from net investment income(c)		(1.02)	(1.85)	(3.58)	(1.17)	(1.11)	(1.69)

Net asset value, end of period	$39.50		$40.26	$36.62	$45.61	$27.79	$25.60

Total Return(d)
Based on net asset value	0.51	%(e)	14.96%	(12.69)%	68.77%	13.00%	(12.16)%

Ratios to Average Net Assets(f)
Total expenses	0.39	%(g)	0.39%	0.39%	0.39%	0.39%	0.39%

Total expenses excluding professional fees for foreign withholding tax claims	0.39	%(g)	N/A	0.39%	N/A	N/A	N/A

Net investment income	2.40	%(g)	4.50%	6.23%	5.11%	4.03%	5.05%

Supplemental Data
Net assets, end of period (000)	$1,064,555		$1,463,447	$1,222,991	$1,106,060	$297,394	$221,470

Portfolio turnover rate(h)		4%	13%	19%	17%	11%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

40	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Silver and Metals Miners ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$9.71		$8.61	$13.92	$17.29	$10.84	$8.43

Net investment income(a)	0.03		0.09	0.12	0.10	0.04	0.09
Net realized and unrealized gain (loss)(b)		(1.52)	1.06	(5.31)	(2.93)	6.62	2.40

Net increase (decrease) from investment operations		(1.49)	1.15	(5.19)	(2.83)	6.66	2.49

Distributions from net investment income(c)		(0.05)	(0.05)	(0.12)	(0.54)	(0.21)	(0.08)

Net asset value, end of period	$8.17		$9.71	$8.61	$13.92	$17.29	$10.84

Total Return(d)
Based on net asset value	(15.53	)%(e)	13.41%	(37.54)%	(16.69)%	62.71%	29.89%

Ratios to Average Net Assets(f)
Total expenses	0.39	%(g)	0.39%	0.39%	0.39%	0.39%	0.39%

Net investment income	0.75	%(g)	0.89%	0.94%	0.63%	0.35%	0.98%

Supplemental Data
Net assets, end of period (000)	$139,628		$167,039	$155,795	$267,328	$250,656	$99,757

Portfolio turnover rate(h)		10%	26%	38%	31%	66%	27%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI Agriculture Producers	Non-diversified
MSCI Global Energy Producers	Non-diversified
MSCI Global Gold Miners	Non-diversified
MSCI Global Metals & Mining Producers	Non-diversified
MSCI Global Silver and Metals Miners	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

42	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI Agriculture Producers
Morgan Stanley	$17,193	$(17,193)	$—		$—
State Street Bank & Trust Co.	26,371	(26,371)	—		—
UBS AG	10,603	(10,603)	—		—

	$54,167	$(54,167)	$—		$—

MSCI Global Energy Producers
Barclays Bank PLC	$16,623	$(16,623)	$—		$—
Barclays Capital, Inc.	303,793	(303,793)	—		—
BofA Securities, Inc.	96,540	(96,540)	—		—
Goldman Sachs & Co. LLC	20,976	(20,976)	—		—
J.P. Morgan Securities LLC	72,424	(72,424)	—		—
Morgan Stanley	185,301	(185,301)	—		—
Scotia Capital (USA), Inc.	41,691	(41,691)	—		—
State Street Bank & Trust Co.	76,321	(76,321)	—		—

	$813,669	$(813,669)	$—		$—

MSCI Global Gold Miners
Barclays Capital, Inc.	$736,714	$(736,714)	$—		$—
BNP Paribas SA	1,982,127	(1,912,219)	—		69,908
J.P. Morgan Securities LLC	527,842	(509,226)	—		18,616
SG Americas Securities LLC	250,973	(250,973)	—		—
State Street Bank & Trust Co.	485,433	(485,433)	—		—

	$3,983,089	$(3,894,565)	$—		$88,524

44	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI Global Metals & Mining Producers
Barclays Capital, Inc.	$295,525	$(295,525)	$—		$—
BNP Paribas SA	160,488	(160,488)	—		—
BofA Securities, Inc.	361,089	(361,089)	—		—
Citigroup Global Markets, Inc.	3,431,270	(3,431,270)	—		—
J.P. Morgan Securities LLC	3,208,553	(3,208,553)	—		—
Morgan Stanley	8,470,270	(8,470,270)	—		—
UBS AG	395,715	(395,715)	—		—

	$16,322,910	$(16,322,910)	$—		$—

MSCI Global Silver and Metals Miners
BMO Capital Markets Corp.	$133,736	$(133,736)	$—		$—
BofA Securities, Inc.	1,022,010	(1,022,010)	—		—
J.P. Morgan Securities LLC	18,837	(18,592)	—		245
Morgan Stanley	4,546,506	(4,546,506)	—		—
Scotia Capital (USA), Inc.	1,301,588	(1,301,588)	—		—

	$7,022,677	$(7,022,432)	$—		$245

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.39%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For each of the iShares MSCI Agriculture Producers and iShares MSCI Global Metals & Mining Producers ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through December 31, 2028 in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

For six months ended February 29, 2024, there were no fees waived by BFA pursuant to these arrangements.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

MSCI Agriculture Producers	$2,230
MSCI Global Energy Producers	697
MSCI Global Gold Miners	1,610
MSCI Global Metals & Mining Producers	36,028
MSCI Global Silver and Metals Miners	30,769

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI Agriculture Producers	$213,551	$349,833	$(121,141)
MSCI Global Energy Producers	475,580	344,567	68,147
MSCI Global Gold Miners	2,870,806	37,050	(10,083)
MSCI Global Metals & Mining Producers	159,897	2,147,252	97,466
MSCI Global Silver and Metals Miners	8,049	506,460	(201,283)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

46	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 29, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

MSCI Agriculture Producers	$6,295,845	$16,633,836
MSCI Global Energy Producers	3,558,348	6,546,758
MSCI Global Gold Miners	32,732,771	32,730,145
MSCI Global Metals & Mining Producers	49,295,592	126,422,781
MSCI Global Silver and Metals Miners	15,925,149	15,379,252

For the six months ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

MSCI Agriculture Producers	$—	$54,197,121
MSCI Global Energy Producers	—	16,659,917
MSCI Global Gold Miners	9,280,113	6,788,316
MSCI Global Metals & Mining Producers	—	304,489,185
MSCI Global Silver and Metals Miners	927,575	1,838,314

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

MSCI Agriculture Producers	$(12,363,399)
MSCI Global Energy Producers	(9,000,194)
MSCI Global Gold Miners	(89,637,594)
MSCI Global Metals & Mining Producers	(119,542,181)
MSCI Global Silver and Metals Miners	(58,011,434)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI Agriculture Producers	$170,422,863	$4,889,477	$(45,476,018)	$(40,586,541)
MSCI Global Energy Producers	77,159,978	24,455,574	(5,288,492)	19,167,082
MSCI Global Gold Miners	471,336,016	20,082,892	(129,300,761)	(109,217,869)
MSCI Global Metals & Mining Producers	1,239,353,562	143,708,793	(304,444,467)	(160,735,674)
MSCI Global Silver and Metals Miners	217,763,099	3,893,372	(74,525,269)	(70,631,897)

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

9.	LINE OF CREDIT

The iShares MSCI Agriculture Producers, iShares MSCI Global Energy Producers and iShares MSCI Global Metals & Mining Producers ETFs, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 29, 2024, the iShares MSCI Global Energy Producers did not borrow under the Syndicated Credit Agreement.

For the six months ended February 29, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

MSCI Agriculture Producers	$250,000	$11,099	6.44%
MSCI Global Metals & Mining Producers	4,350,000	119,505	6.44

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

48	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

Certain Funds invest a significant portion of their assets in securities of issuers located in Russia or with significant exposure to Russian issuers or countries. Russia launched a large-scale invasion of Ukraine on February 24, 2022. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. Jurisdictions have instituted broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in Russia’s stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but have been, and may continue to be, significant. Any such disruptions caused by the Russian military action or any response to such activity from the international community may negatively impact Russia’s economy and Russian issuers of securities in which the Fund invests.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/29/24		Year Ended 08/31/23

iShares ETF	Shares	Amount	Shares	Amount

MSCI Agriculture Producers
Shares sold	—	$17,955	850,000	$36,503,951
Shares redeemed	(1,700,000)	(63,092,285)	(2,300,000)	(95,428,458)

	(1,700,000)	$(63,074,330)	(1,450,000)	$(58,924,507)

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 02/29/24		Year Ended 08/31/23

iShares ETF	Shares	Amount	Shares	Amount

MSCI Global Energy Producers
Shares sold	—	$4,319	—	$—
Shares redeemed	(800,000)	(19,413,776)	(500,000)	(11,821,581)

	(800,000)	$(19,409,457)	(500,000)	$(11,821,581)

MSCI Global Gold Miners
Shares sold	450,000	$9,835,461	3,200,000	$79,037,668
Shares redeemed	(300,000)	(6,848,346)	(5,900,000)	(126,214,714)

	150,000	$2,987,115	(2,700,000)	$(47,177,046)

MSCI Global Metals & Mining Producers
Shares sold	—	$217,247	10,250,000	$438,068,874
Shares redeemed	(9,400,000)	(377,036,283)	(7,300,000)	(293,136,636)

	(9,400,000)	$(376,819,036)	2,950,000	$144,932,238

MSCI Global Silver and Metals Miners
Shares sold	100,000	$930,827	600,000	$5,690,863
Shares redeemed	(200,000)	(1,843,953)	(1,500,000)	(15,569,147)

	(100,000)	$(913,126)	(900,000)	$(9,878,284)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator , to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which iShares MSCI Global Energy Producers ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

50	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Agriculture Producers ETF, iShares MSCI Global Energy Producers ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Global Metals & Mining Producers ETF and iShares MSCI Global Silver and Metals Miners ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	51

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 29, 2024

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

MSCI Agriculture Producers(a)	$0.533280	$—	$0.019334	$0.552614	97%	—%	3%	100%
MSCI Global Energy Producers(a)	0.595614	—	0.006050	0.601664	99	—	1	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

52	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	53

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

S&P	Standard & Poor’s

54	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-812-0224

FEBRUARY 29, 2024

2024 Semi-Annual Report (Unaudited)

iShares, Inc.

•  iShares Currency Hedged MSCI Emerging Markets ETF | HEEM | Cboe BZX

•  iShares MSCI Emerging Markets ETF | EEM | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of February 29, 2024
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.93%	30.45%

U.S. small cap equities (Russell 2000® Index)	8.97	10.05

International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41

Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 29, 2024	iShares® Currency Hedged MSCI Emerging Markets ETF

Investment Objective

The iShares Currency Hedged MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI Emerging Markets 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Emerging Markets ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	4.71%	8.91%	3.15%	3.47%	8.91%	16.78%	37.94%
Fund Market	4.36	8.55	3.03	3.42	8.55	16.07	37.30
Index	5.30	9.82	3.67	3.95	9.82	19.77	44.13

The inception date of the Fund was September 23, 2014. The first day of secondary market trading was September 25, 2014.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,047.10	$ 0.00		$ 1,000.00	$ 1,024.90	$ 0.00		0.00%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets

Investment Companies	99.9%
Short-term Investments	34.0
Forward foreign currency exchange contracts, net cumulative appreciation	0.5
Other assets less liabilities	(34.4)

SECTOR ALLOCATION (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)

Financials	22.8%
Information Technology	22.6
Consumer Discretionary	12.7
Communication Services	8.4
Industrials	7.1
Materials	7.1
Consumer Staples	5.8
Energy	5.4
Health Care	3.6
Utilities	2.9
Real Estate	1.6

(a)	Excludes money market funds.

4	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® MSCI Emerging Markets ETF

Investment Objective

The iShares MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities, as represented by the MSCI Emerging Markets Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	4.29%	7.76%	1.11%	2.32%	7.76%	5.65%	25.83%
Fund Market	4.06	7.46	1.10	2.35	7.46	5.62	26.20
Index	4.93	8.73	1.89	3.01	8.73	9.82	34.47

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,042.90	$ 3.71		$ 1,000.00	$ 1,021.20	$ 3.67		0.73%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	22.8%
Information Technology	22.6
Consumer Discretionary	12.7
Communication Services	8.4
Materials	7.1
Industrials	7.1
Consumer Staples	5.8
Energy	5.4
Health Care	3.6
Utilities	2.9
Real Estate	1.6

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	25.3%
India	18.0
Taiwan	16.8
South Korea	12.5
Brazil	5.5
Saudi Arabia	4.6
Mexico	2.6
South Africa	2.5
Indonesia	1.9
Thailand	1.6
Malaysia	1.4
United Arab Emirates	1.2
Poland	1.0
Other (each representing less than 1%)	5.1

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® Currency Hedged MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI Emerging Markets ETF(a)(b)	2,975,975	$119,009,240

Total Investment Companies (Cost: $134,345,987)		119,009,240

Short-Term Securities

Money Market Funds — 34.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.50%(a)(c)(d)	40,017,475	40,037,484
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.30%(a)(c)	440,000	440,000

Total Short-Term Securities — 34.0% (Cost: $40,477,484)		40,477,484

Total Investments in Securities — 133.9% (Cost: $174,823,471)		159,486,724

Liabilities in Excess of Other Assets — (33.9)%		(40,405,521)

Net Assets — 100.0%		$119,081,203

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$40,013,347	(a)	$—		$24,137	$—	$40,037,484	40,017,475	$29,168	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,240,000	—		(800,000	)(a)	—	—	440,000	440,000	11,525		—
iShares MSCI Emerging Markets ETF	134,168,374	8,330,896		(25,965,238)		(1,954,221)	4,429,429	119,009,240	2,975,975	2,422,754		—

						$(1,930,084)	$4,429,429	$159,486,724		$2,463,447		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	33,401,000	USD	6,716,226	State Street Bank & Trust Company	03/06/24	$1,227
CLP	637,182,000	USD	658,927	State Street Bank & Trust Company	03/06/24	573
CNH	651,000	USD	90,274	BNP Paribas SA	03/06/24	74
EUR	37,000	USD	39,878	Bank of America N.A.	03/06/24	115
INR	14,599,000	USD	175,610	Morgan Stanley & Co. International PLC	03/06/24	448

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

INR	31,637,000	USD	381,077	State Street Bank & Trust Company	03/06/24	$452
KRW	19,994,210,000	USD	14,985,804	JPMorgan Chase Bank N.A.	03/06/24	24,461
MXN	1,047,000	USD	61,280	Bank of America N.A.	03/06/24	129
MXN	56,660,000	USD	3,319,954	Citibank N.A.	03/06/24	3,253
MYR	7,756,000	USD	1,632,668	State Street Bank & Trust Company	03/06/24	1,378
THB	1,288,000	USD	35,729	HSBC Bank PLC	03/06/24	189
TRY	25,765,000	USD	821,071	Bank of America N.A.	03/06/24	2,058
TRY	48,000	USD	1,529	BNP Paribas SA	03/06/24	4
USD	6,944,694	BRL	34,437,000	Citibank N.A.	03/06/24	18,885
USD	714,653	CLP	667,529,000	Citibank N.A.	03/06/24	23,744
USD	5,261,292	CNH	37,662,320	HSBC Bank PLC	03/06/24	34,376
USD	2,233,187	EUR	2,053,000	Citibank N.A.	03/06/24	14,133
USD	21,716	EUR	20,000	HSBC Bank PLC	03/06/24	99
USD	23,755,334	HKD	185,525,000	Bank of America N.A.	03/06/24	58,052
USD	15,989,266	KRW	21,255,650,000	Citibank N.A.	03/06/24	31,998
USD	21,571	KRW	28,671,000	Morgan Stanley & Co. International PLC	03/06/24	47
USD	1,643,720	MYR	7,769,000	State Street Bank & Trust Company	03/06/24	6,935
USD	2,060,881	THB	72,610,000	Citibank N.A.	03/06/24	36,022
USD	2,064	THB	73,000	UBS AG	03/06/24	28
USD	732,557	TRY	22,910,000	UBS AG	03/06/24	639
USD	19,937,870	TWD	620,307,000	Citibank N.A.	03/06/24	320,716
USD	3,646,472	ZAR	68,009,000	Bank of America N.A.	03/06/24	101,237
USD	14,157	ZAR	265,000	Bank of New York	03/06/24	343
ZAR	65,378,000	USD	3,407,456	Morgan Stanley & Co. International PLC	03/06/24	628
BRL	539,000	USD	108,067	Citibank N.A.	04/03/24	23
BRL	632,000	USD	126,605	Morgan Stanley & Co. International PLC	04/03/24	136
CLP	10,467,000	USD	10,814	Citibank N.A.	04/03/24	4
CLP	355,000	USD	367	Morgan Stanley & Co. International PLC	04/03/24	—
CNH	675,000	USD	93,820	Bank of New York	04/03/24	16
CNH	579,000	USD	80,481	JPMorgan Chase Bank N.A.	04/03/24	9
EUR	33,000	USD	35,703	Barclays Bank PLC	04/03/24	7
EUR	33,000	USD	35,691	HSBC Bank PLC	04/03/24	19
HKD	2,767,000	USD	353,717	State Street Bank & Trust Company	04/03/24	5
KRW	328,447,000	USD	246,271	State Street Bank & Trust Company	04/03/24	117
MXN	2,040,000	USD	119,010	Bank of America N.A.	04/03/24	107
MXN	1,148,000	USD	66,991	Morgan Stanley & Co. International PLC	04/03/24	42
THB	1,145,000	USD	31,937	HSBC Bank PLC	04/03/24	65
THB	881,000	USD	24,555	JPMorgan Chase Bank N.A.	04/03/24	68
TRY	878,000	USD	27,097	BNP Paribas SA	04/03/24	76
TWD	97,000	USD	3,068	Morgan Stanley & Co. International PLC	04/03/24	—
TWD	9,951,000	USD	314,423	State Street Bank & Trust Company	04/03/24	274
USD	6,812,997	BRL	33,972,000	State Street Bank & Trust Company	04/03/24	280
USD	437,400	CNH	3,146,000	JPMorgan Chase Bank N.A.	04/03/24	56
USD	4,896,766	CNH	35,216,320	Morgan Stanley & Co. International PLC	04/03/24	1,128
USD	164,685	EUR	152,000	Bank of America N.A.	04/03/24	203

8	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	2,191,874	EUR	2,023,000	State Street Bank & Trust Company	04/03/24	$2,747
USD	2,017,938	HKD	15,784,000	JPMorgan Chase Bank N.A.	04/03/24	172
USD	21,535,515	HKD	168,448,000	Morgan Stanley & Co. International PLC	04/03/24	1,768
USD	8,860	IDR	139,267,000	Morgan Stanley & Co. International PLC	04/03/24	2
USD	15,005,373	KRW	19,994,210,000	JPMorgan Chase Bank N.A.	04/03/24	6,482
USD	796,937	KRW	1,061,759,000	State Street Bank & Trust Company	04/03/24	446
USD	1,662,379	MYR	7,883,000	State Street Bank & Trust Company	04/03/24	1,780
USD	19,167,663	TWD	605,794,000	JPMorgan Chase Bank N.A.	04/03/24	9,688
USD	1,114,263	TWD	35,233,000	State Street Bank & Trust Company	04/03/24	35
ZAR	2,278,000	USD	118,385	Bank of America N.A.	04/03/24	86
ZAR	856,000	USD	44,508	Morgan Stanley & Co. International PLC	04/03/24	9
USD	20,625,523	INR	1,711,939,000	JPMorgan Chase Bank N.A.	04/04/24	5,962
USD	1,008,818	INR	83,742,000	State Street Bank & Trust Company	04/04/24	182

						714,237

BRL	791,000	USD	159,516	Citibank N.A.	03/06/24	(434)
BRL	245,000	USD	49,422	Goldman Sachs & Co.	03/06/24	(149)
CLP	18,572,000	USD	19,866	Citibank N.A.	03/06/24	(643)
CLP	11,775,000	USD	12,191	State Street Bank & Trust Company	03/06/24	(4)
CNH	692,000	USD	96,529	Bank of New York	03/06/24	(490)
CNH	36,319,320	USD	5,042,425	Morgan Stanley & Co. International PLC	03/06/24	(1,895)
EUR	13,000	USD	14,142	JPMorgan Chase Bank N.A.	03/06/24	(91)
EUR	2,023,000	USD	2,189,358	State Street Bank & Trust Company	03/06/24	(2,731)
HKD	9,182,000	USD	1,175,792	Bank of America N.A.	03/06/24	(2,967)
HKD	4,782,000	USD	612,273	HSBC Bank PLC	03/06/24	(1,463)
HKD	3,113,000	USD	398,307	JPMorgan Chase Bank N.A.	03/06/24	(681)
HKD	168,448,000	USD	21,518,734	Morgan Stanley & Co. International PLC	03/06/24	(2,713)
IDR	35,505,497,000	USD	2,260,057	JPMorgan Chase Bank N.A.	03/06/24	(336)
IDR	656,159,000	USD	41,983	State Street Bank & Trust Company	03/06/24	(222)
INR	1,711,939,000	USD	20,650,901	JPMorgan Chase Bank N.A.	03/06/24	(5,630)
KRW	1,290,111,000	USD	970,646	State Street Bank & Trust Company	03/06/24	(2,120)
MYR	13,000	USD	2,767	Morgan Stanley & Co. International PLC	03/06/24	(29)
THB	69,692,000	USD	1,945,698	Citibank N.A.	03/06/24	(2,213)
THB	1,703,000	USD	48,343	Morgan Stanley & Co. International PLC	03/06/24	(851)
TRY	476,000	USD	15,219	JPMorgan Chase Bank N.A.	03/06/24	(12)
TWD	605,794,000	USD	19,159,782	JPMorgan Chase Bank N.A.	03/06/24	(1,601)
TWD	3,318,000	USD	106,637	Morgan Stanley & Co. International PLC	03/06/24	(1,705)
TWD	11,195,000	USD	357,713	State Street Bank & Trust Company	03/06/24	(3,673)
USD	2,265,046	IDR	35,698,265,000	Citibank N.A.	03/06/24	(6,944)
USD	29,361	IDR	463,391,000	Morgan Stanley & Co. International PLC	03/06/24	(131)
USD	21,148,433	INR	1,758,175,000	Citibank N.A.	03/06/24	(54,424)
USD	3,306,538	MXN	57,104,000	HSBC Bank PLC	03/06/24	(42,711)

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	34,905	MXN	603,000	Morgan Stanley & Co. International PLC	03/06/24	$(462)
USD	107,591	TRY	3,379,000	UBS AG	03/06/24	(360)
ZAR	1,208,000	USD	63,680	Bank of America N.A.	03/06/24	(708)
ZAR	1,688,000	USD	90,512	Citibank N.A.	03/06/24	(2,518)
HKD	4,212,000	USD	538,466	State Street Bank & Trust Company	04/03/24	(20)
IDR	583,253,000	USD	37,126	Citibank N.A.	04/03/24	(29)
MYR	101,000	USD	21,285	Morgan Stanley & Co. International PLC	04/03/24	(9)
MYR	125,000	USD	26,399	State Street Bank & Trust Company	04/03/24	(67)
USD	707,612	CLP	685,229,000	State Street Bank & Trust Company	04/03/24	(605)
USD	2,258,188	IDR	35,505,497,000	JPMorgan Chase Bank N.A.	04/03/24	(96)
USD	77,486	IDR	1,218,470,000	State Street Bank & Trust Company	04/03/24	(13)
USD	163,190	KRW	217,679,000	Morgan Stanley & Co. International PLC	04/03/24	(104)
USD	3,305,139	MXN	56,660,000	Citibank N.A.	04/03/24	(3,283)
USD	1,947,553	THB	69,692,000	Citibank N.A.	04/03/24	(301)
USD	52,039	THB	1,863,000	JPMorgan Chase Bank N.A.	04/03/24	(31)
USD	856,484	TRY	27,767,000	Bank of America N.A.	04/03/24	(2,867)
USD	3,399,359	ZAR	65,378,000	Morgan Stanley & Co. International PLC	04/03/24	(744)
INR	28,122,000	USD	338,778	Citibank N.A.	04/04/24	(61)
INR	29,940,000	USD	360,719	Morgan Stanley & Co. International PLC	04/04/24	(104)

						(149,245)

						$564,992

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$714,237	$—	$—	$714,237

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$149,245	$—	$—	$149,245

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$2,163,434	$—	$—	$2,163,434

Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$(1,498,901)	$—	$—	$(1,498,901)

10	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Currency Hedged MSCI Emerging Markets ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$115,301,879
Average amounts sold — in USD	$225,716,168

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$714,237	$149,245

Total derivative assets and liabilities in the Statement of Assets and Liabilities	714,237	149,245
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$714,237	$149,245

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received (b)	Net Amount of Derivative Assets	(c)

Bank of America N.A.	$161,987	$(6,542)	$—	$—	$155,445
Bank of New York	359	(359)	—	—	—
Barclays Bank PLC	7	—	—	—	7
BNP Paribas SA	154	—	—	—	154
Citibank N.A.	448,778	(70,850)	—	(377,928)	—
HSBC Bank PLC	34,748	(34,748)	—	—	—
JPMorgan Chase Bank N.A.	46,898	(8,478)	—	—	38,420
Morgan Stanley & Co. International PLC	4,208	(4,208)	—	—	—
State Street Bank & Trust Company	16,431	(9,455)	—	—	6,976
UBS AG	667	(360)	—	—	307

	$714,237	$(135,000)	$—	$(377,928)	$201,309

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(d)

Bank of America N.A.	$6,542	$(6,542)	$—	$—	$—
Bank of New York	490	(359)	—	—	131
Citibank N.A.	70,850	(70,850)	—	—	—
Goldman Sachs & Co.	149	—	—	—	149
HSBC Bank PLC	44,174	(34,748)	—	—	9,426
JPMorgan Chase Bank N.A.	8,478	(8,478)	—	—	—
Morgan Stanley & Co. International PLC	8,747	(4,208)	—	—	4,539
State Street Bank & Trust Company	9,455	(9,455)	—	—	—
UBS AG	360	(360)	—	—	—

	$149,245	$(135,000)	$—	$—	$14,245

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Currency Hedged MSCI Emerging Markets ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$119,009,240	$—	$—	$119,009,240
Short-Term Securities
Money Market Funds	40,477,484	—	—	40,477,484

	$159,486,724	$—	$—	$159,486,724

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$714,237	$—	$714,237
Liabilities
Foreign Currency Exchange Contracts	—	(149,245)	—	(149,245)

	$—	$564,992	$—	564,992

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

12	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.9%
Ambev SA	11,827,077	$29,929,921
Atacadao SA	1,597,144	3,884,346
B3 SA - Brasil Bolsa Balcao	14,411,644	37,195,267
Banco Bradesco SA	3,859,618	9,549,859
Banco BTG Pactual SA	2,992,517	21,906,156
Banco do Brasil SA	2,146,378	24,982,284
Banco Santander Brasil SA	912,178	5,247,992
BB Seguridade Participacoes SA	1,749,970	11,736,638
Caixa Seguridade Participacoes S/A	1,506,778	4,355,656
CCR SA	2,553,280	7,077,749
Centrais Eletricas Brasileiras SA	3,040,846	26,609,161
Cia. de Saneamento Basico do Estado de Sao Paulo	867,260	13,810,284
Cia. Siderurgica Nacional SA	1,714,900	5,802,462
Cosan SA	3,090,961	10,570,364
CPFL Energia SA	551,281	3,924,651
Energisa SA	548,998	5,614,664
Eneva SA(a)	1,846,059	4,764,526
Engie Brasil Energia SA	515,713	4,359,249
Equatorial Energia SA	2,580,464	17,742,604
Hapvida Participacoes e Investimentos SA(a)(b)	12,383,585	9,142,394
Hypera SA	964,357	6,378,479
JBS SA	1,939,235	8,995,747
Klabin SA	1,896,668	8,611,333
Localiza Rent a Car SA	2,293,934	24,457,062
Localiza Rent a Car SA, NVS(a)	8,247	83,945
Lojas Renner SA	2,444,105	7,768,272
Magazine Luiza SA(a)	7,776,708	3,332,137
Magazine Luiza SA, NVS	744,932	319,186
Natura & Co. Holding SA(a)	2,322,853	7,621,197
Petroleo Brasileiro SA	9,366,049	77,662,598
PRIO SA	2,020,175	17,763,040
Raia Drogasil SA	3,269,481	17,521,067
Rede D’Or Sao Luiz SA(b)	1,452,329	7,397,351
Rumo SA	3,271,253	14,950,990
Sendas Distribuidora SA	3,414,099	9,752,410
Suzano SA	1,995,024	22,614,633
Telefonica Brasil SA	1,055,339	11,565,824
TIM SA/Brazil	2,219,171	8,111,351
TOTVS SA	1,376,170	8,496,039
Ultrapar Participacoes SA	1,835,322	10,839,664
Vale SA	8,566,357	115,439,290
Vibra Energia SA	2,933,140	15,258,394
WEG SA	4,259,968	31,441,376

		694,587,612

Chile — 0.4%
Banco de Chile	113,770,353	13,192,413
Banco de Credito e Inversiones SA	198,621	5,510,054
Banco Santander Chile	168,433,008	8,190,985
Cencosud SA	3,333,248	5,986,362
Cia. Sud Americana de Vapores SA	39,063,910	2,727,430
Empresas CMPC SA	2,883,600	5,119,117
Empresas Copec SA	989,695	6,351,685
Enel Americas SA	54,440,781	5,550,812
Enel Chile SA	70,568,699	4,238,972
Falabella SA(a)	2,166,829	5,495,729
Latam Airlines Group SA(a)	468,177,037	5,888,196

		68,251,755

China — 25.3%
360 Security Technology Inc., Class A(a)	1,202,306	1,461,726

Security	Shares	Value

China (continued)
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	365,188	$983,621
AAC Technologies Holdings Inc.	1,846,000	4,589,433
Advanced Micro-Fabrication Equipment Inc., Class A	105,029	2,142,526
AECC Aviation Power Co. Ltd., Class A	426,073	2,034,085
Agricultural Bank of China Ltd., Class A	13,079,800	7,597,915
Agricultural Bank of China Ltd., Class H	69,665,000	28,579,751
Aier Eye Hospital Group Co. Ltd., Class A	1,544,317	3,131,124
Air China Ltd., Class A(a)	2,042,593	2,115,444
Air China Ltd., Class H(a)	4,152,000	2,223,338
Akeso Inc.(a)(b)(c)	1,285,000	7,705,404
Alibaba Group Holding Ltd.	41,004,856	376,985,417
Alibaba Health Information Technology Ltd.(a)(c)	13,880,000	6,064,908
Aluminum Corp. of China Ltd., Class A	2,958,900	2,474,457
Aluminum Corp. of China Ltd., Class H	9,672,000	4,819,487
Anhui Conch Cement Co. Ltd., Class A	676,986	2,247,207
Anhui Conch Cement Co. Ltd., Class H	2,972,500	6,468,112
Anhui Gujing Distillery Co. Ltd., Class A	62,985	1,909,039
Anhui Gujing Distillery Co. Ltd., Class B	273,000	3,859,781
Anhui Jianghuai Automobile Group Corp. Ltd.(a)	468,200	1,002,534
Anhui Kouzi Distillery Co. Ltd., Class A	118,452	699,271
Anhui Yingjia Distillery Co. Ltd., Class A	117,800	1,041,638
Anjoy Foods Group Co. Ltd., Class A	60,500	731,425
ANTA Sports Products Ltd.	3,163,802	30,844,060
Asymchem Laboratories Tianjin Co. Ltd., Class A	60,680	851,634
Autohome Inc., ADR	178,340	4,635,057
Avary Holding Shenzhen Co. Ltd., Class A	447,004	1,305,984
AVIC Industry-Finance Holdings Co. Ltd., Class A	1,745,289	802,824
AviChina Industry & Technology Co. Ltd., Class H	6,029,000	2,473,757
Avicopter PLC, Class A	135,553	685,053
BAIC BluePark New Energy Technology Co. Ltd.	1,119,900	921,784
Baidu Inc.(a)	5,687,780	71,969,737
Bank of Beijing Co. Ltd., Class A	3,808,206	2,737,400
Bank of Chengdu Co. Ltd., Class A	632,295	1,159,244
Bank of China Ltd., Class A	5,999,800	3,717,764
Bank of China Ltd., Class H	199,143,000	78,124,057
Bank of Communications Co. Ltd., Class A	6,403,593	5,564,656
Bank of Communications Co. Ltd., Class H	21,866,600	14,325,808
Bank of Hangzhou Co. Ltd., Class A	998,845	1,534,750
Bank of Jiangsu Co. Ltd., Class A	2,980,110	3,168,495
Bank of Nanjing Co. Ltd., Class A	1,725,646	2,093,649
Bank of Ningbo Co. Ltd., Class A	1,003,979	3,094,587
Bank of Shanghai Co. Ltd., Class A	2,692,542	2,439,424
Baoshan Iron & Steel Co. Ltd., Class A	3,673,773	3,394,713
BeiGene Ltd.(a)	1,732,022	22,299,342
Beijing Enlight Media Co. Ltd., Class A	742,895	932,829
Beijing Enterprises Holdings Ltd.	1,413,500	5,317,330
Beijing Enterprises Water Group Ltd.	11,970,000	2,807,936
Beijing Kingsoft Office Software Inc., Class A	71,481	2,688,980
Beijing New Building Materials PLC, Class A	284,213	1,106,563
Beijing Roborock Technology Co. Ltd., Class A	24,165	1,092,923
Beijing Tongrentang Co. Ltd., Class A	267,000	1,649,106
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	135,130	1,386,338
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	8,010,100	5,612,498
Bilibili Inc.(a)(c)	494,674	4,796,975

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Bloomage Biotechnology Corp. Ltd.	92,105	$816,220
BOC Aviation Ltd.(b)	579,300	4,264,317
BOE Technology Group Co. Ltd., Class A	6,681,900	3,696,453
Bosideng International Holdings Ltd.	10,046,000	5,052,908
Brilliance China Automotive Holdings Ltd.	7,448,000	4,335,421
BYD Co. Ltd., Class A	279,212	7,374,723
BYD Co. Ltd., Class H	2,621,500	64,567,719
BYD Electronic International Co. Ltd.	1,996,500	7,538,518
C&D International Investment Group Ltd.	1,796,000	2,920,172
Caitong Securities Co. Ltd., Class A	999,074	1,105,516
Cambricon Technologies Corp. Ltd.(a)	68,154	1,595,112
CGN Power Co. Ltd.	1,920,100	1,027,845
CGN Power Co. Ltd., Class H(b)	27,351,000	8,306,016
Changchun High & New Technology Industry Group Inc., Class A	67,494	1,205,057
Changjiang Securities Co. Ltd., Class A	1,234,435	941,798
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	51,100	995,920
Chaozhou Three-Circle Group Co. Ltd., Class A	397,730	1,399,533
China Cinda Asset Management Co. Ltd., Class H	25,097,000	2,403,090
China CITIC Bank Corp. Ltd., Class H	22,886,800	12,168,639
China Coal Energy Co. Ltd., Class H	5,281,000	5,687,205
China Communications Services Corp. Ltd., Class H	6,710,000	2,850,267
China Construction Bank Corp., Class A	1,763,568	1,711,329
China Construction Bank Corp., Class H	241,666,760	149,871,110
China CSSC Holdings Ltd., Class A	767,300	3,781,458
China Eastern Airlines Corp. Ltd., Class A(a)	2,754,297	1,453,974
China Energy Engineering Corp. Ltd.	6,654,152	2,010,646
China Everbright Bank Co. Ltd., Class A	8,299,903	3,705,081
China Everbright Bank Co. Ltd., Class H	5,211,000	1,629,219
China Feihe Ltd.(b)	9,480,000	4,715,264
China Galaxy Securities Co. Ltd., Class A	822,300	1,385,934
China Galaxy Securities Co. Ltd., Class H	8,688,000	4,564,976
China Gas Holdings Ltd.	7,031,800	6,435,377
China Greatwall Technology Group Co. Ltd., Class A	680,573	979,628
China Hongqiao Group Ltd.(c)	6,249,500	4,836,372
China International Capital Corp. Ltd., Class A	290,000	1,406,130
China International Capital Corp. Ltd., Class H(b)	3,976,400	4,984,649
China Jushi Co. Ltd., Class A	831,940	1,154,891
China Life Insurance Co. Ltd., Class A	448,512	1,882,492
China Life Insurance Co. Ltd., Class H	18,609,000	22,810,719
China Literature Ltd.(a)(b)	1,040,200	3,188,938
China Longyuan Power Group Corp. Ltd., Class H	8,541,000	6,018,954
China Medical System Holdings Ltd.	3,542,000	5,822,608
China Mengniu Dairy Co. Ltd.	7,995,000	19,990,231
China Merchants Bank Co. Ltd., Class A	3,226,489	14,287,974
China Merchants Bank Co. Ltd., Class H	9,653,967	37,332,069
China Merchants Energy Shipping Co. Ltd., Class A	1,419,000	1,417,740
China Merchants Port Holdings Co. Ltd.	3,592,000	4,458,576
China Merchants Securities Co. Ltd., Class A	1,471,779	2,879,596
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,301,590	1,698,284
China Minsheng Banking Corp. Ltd., Class A	6,873,155	3,850,754
China Minsheng Banking Corp. Ltd., Class H	13,996,548	4,925,989

Security	Shares	Value

China (continued)
China National Building Material Co. Ltd., Class H	9,942,000	$3,739,257
China National Chemical Engineering Co. Ltd., Class A	1,282,467	1,241,179
China National Nuclear Power Co. Ltd., Class A	3,207,100	3,860,794
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	704,754	1,843,257
China Oilfield Services Ltd., Class H	4,912,000	4,322,521
China Overseas Land & Investment Ltd.	9,668,460	14,278,554
China Overseas Property Holdings Ltd.(c)	3,360,000	2,824,859
China Pacific Insurance Group Co. Ltd., Class A	1,144,907	4,054,163
China Pacific Insurance Group Co. Ltd., Class H	6,413,000	12,164,514
China Petroleum & Chemical Corp., Class A	4,793,889	4,148,365
China Petroleum & Chemical Corp., Class H	62,020,800	34,170,558
China Power International Development Ltd.	12,882,000	5,203,456
China Railway Group Ltd., Class A	3,346,500	2,943,831
China Railway Group Ltd., Class H	10,220,000	4,978,043
China Resources Beer Holdings Co. Ltd.	4,092,000	17,632,244
China Resources Gas Group Ltd.	2,370,900	7,154,713
China Resources Land Ltd.	8,117,333	24,793,212
China Resources Microelectronics Ltd.	292,493	1,736,094
China Resources Mixc Lifestyle Services Ltd.(b)	1,706,200	5,142,177
China Resources Pharmaceutical Group Ltd.(b)	4,067,500	2,751,002
China Resources Power Holdings Co. Ltd.	4,932,999	10,619,038
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	172,599	1,316,815
China Ruyi Holdings Ltd.(a)(c)	14,760,000	2,897,247
China Shenhua Energy Co. Ltd., Class A	1,100,039	5,877,086
China Shenhua Energy Co. Ltd., Class H	8,429,000	32,432,181
China Southern Airlines Co. Ltd., Class A(a)	2,403,800	1,971,020
China State Construction Engineering Corp. Ltd., Class A	6,656,871	4,933,364
China State Construction International Holdings Ltd.	5,506,000	6,135,403
China Taiping Insurance Holdings Co. Ltd.	3,842,260	3,338,236
China Three Gorges Renewables Group Co. Ltd., Class A	5,118,825	3,279,526
China Tourism Group Duty Free Corp. Ltd.(b)(c)	193,000	1,889,915
China Tourism Group Duty Free Corp. Ltd., Class A	359,132	4,324,646
China Tower Corp. Ltd., Class H(b)	115,412,000	13,988,857
China United Network Communications Ltd., Class A	5,063,900	3,369,508
China Vanke Co. Ltd., Class A	1,406,366	1,953,926
China Vanke Co. Ltd., Class H	5,321,931	4,103,116
China Yangtze Power Co. Ltd., Class A	3,764,415	13,085,396
China Zhenhua Group Science & Technology Co. Ltd., Class A	127,500	1,013,908
China Zheshang Bank Co. Ltd., Class A	4,692,730	1,808,740
Chongqing Brewery Co. Ltd., Class A	84,600	766,497
Chongqing Changan Automobile Co. Ltd., Class A	1,285,817	2,652,385
Chongqing Zhifei Biological Products Co. Ltd., Class A	367,913	2,728,066
Chow Tai Fook Jewellery Group Ltd.(c)	5,038,800	7,508,169
CITIC Ltd.	14,815,000	14,903,470
CITIC Securities Co. Ltd., Class A	1,925,793	5,682,174
CITIC Securities Co. Ltd., Class H	4,366,100	8,070,530
CMOC Group Ltd., Class A	3,333,198	2,837,168

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
CMOC Group Ltd., Class H	8,700,000	$5,367,090
CNPC Capital Co. Ltd., NVS	1,445,100	1,240,734
Contemporary Amperex Technology Co. Ltd., Class A	673,534	15,233,619
COSCO Shipping Energy Transportation Co. Ltd., Class A	620,800	1,184,018
COSCO Shipping Energy Transportation Co. Ltd., Class H	3,216,000	3,042,730
COSCO Shipping Holdings Co. Ltd., Class A	2,003,864	2,919,706
COSCO Shipping Holdings Co. Ltd., Class H	7,462,849	8,034,059
COSCO Shipping Ports Ltd.	3,734,000	2,228,062
Country Garden Holdings Co. Ltd.(a)(c)	31,100,939	2,527,349
Country Garden Services Holdings Co. Ltd.	5,414,000	4,121,063
CRRC Corp. Ltd., Class A	4,067,800	3,599,701
CRRC Corp. Ltd., Class H	11,351,000	5,844,087
CSC Financial Co. Ltd., Class A	736,033	2,373,782
CSPC Innovation Pharmaceutical Co. Ltd.	175,600	827,493
CSPC Pharmaceutical Group Ltd.	22,650,479	17,641,320
Daqin Railway Co. Ltd., Class A	2,745,100	2,841,703
Dongfang Electric Corp. Ltd., Class A	553,900	1,256,065
Dongfeng Motor Group Co. Ltd., Class H	6,718,000	2,873,676
Dongxing Securities Co. Ltd., Class A	853,797	1,004,507
East Buy Holding Ltd.(a)(b)(c)	1,156,500	3,564,887
East Money Information Co. Ltd., Class A	2,421,498	4,703,706
Eastroc Beverage Group Co. Ltd.	51,000	1,265,291
Ecovacs Robotics Co. Ltd., Class A	121,653	628,910
ENN Energy Holdings Ltd.	2,009,300	16,315,188
ENN Natural Gas Co. Ltd., Class A	410,500	1,066,017
Eoptolink Technology Inc. Ltd.	123,900	1,034,506
Eve Energy Co. Ltd., Class A	330,853	1,755,559
Everbright Securities Co. Ltd., Class A	689,083	1,614,531
Fangda Carbon New Material Co. Ltd., Class A(a)	1,313,834	897,008
Far East Horizon Ltd.	4,285,000	3,442,448
First Capital Securities Co. Ltd., Class A	1,041,900	827,210
Flat Glass Group Co. Ltd., Class A	255,400	772,821
Flat Glass Group Co. Ltd., Class H(c)	1,066,000	1,970,789
Focus Media Information Technology Co. Ltd., Class A	2,618,978	2,283,384
Foshan Haitian Flavouring & Food Co. Ltd., Class A	748,756	4,208,156
Fosun International Ltd.	6,552,000	3,780,089
Founder Securities Co. Ltd., Class A	1,491,200	1,576,556
Foxconn Industrial Internet Co. Ltd., Class A	2,034,997	5,277,072
Fuyao Glass Industry Group Co. Ltd., Class A	366,772	2,202,370
Fuyao Glass Industry Group Co. Ltd., Class H(b)	1,536,800	7,703,094
Ganfeng Lithium Group Co. Ltd., Class A	300,173	1,664,564
Ganfeng Lithium Group Co. Ltd., Class H(b)(c)	982,080	3,253,452
GCL Technology Holdings Ltd.	53,688,000	7,467,943
GD Power Development Co. Ltd., Class A	3,227,900	2,096,272
Geely Automobile Holdings Ltd.	15,308,000	16,659,265
GEM Co. Ltd., Class A	1,823,100	1,354,904
Genscript Biotech Corp.(a)(c)	2,956,000	5,975,956
GF Securities Co. Ltd., Class A	1,018,694	2,001,326
GF Securities Co. Ltd., Class H	2,771,600	2,975,987
Giant Biogene Holding Co. Ltd.(a)(b)	749,600	3,427,509
GigaDevice Semiconductor Inc., Class A	122,894	1,248,703
Ginlong Technologies Co. Ltd., Class A	70,500	636,360
GoerTek Inc., Class A	529,100	1,222,572
Goldwind Science & Technology Co Ltd., Class A	1,074,393	1,138,192

Security	Shares	Value

China (continued)
Gongniu Group Co. Ltd.	85,300	$1,205,815
GoodWe Technologies Co. Ltd., NVS	29,209	439,021
Gotion High-tech Co. Ltd., Class A(a)	368,723	1,012,115
Great Wall Motor Co. Ltd.	415,400	1,346,821
Great Wall Motor Co. Ltd., Class H	5,807,500	6,554,664
Gree Electric Appliances Inc. of Zhuhai, Class A	463,600	2,508,862
Guangdong Haid Group Co. Ltd., Class A	306,627	1,831,919
Guangdong Investment Ltd.	7,618,110	4,520,721
Guanghui Energy Co. Ltd., Class A	1,166,500	1,212,098
Guangzhou Automobile Group Co. Ltd., Class A	908,400	1,121,204
Guangzhou Automobile Group Co. Ltd., Class H	7,751,838	3,354,206
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	293,596	1,205,676
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	98,584	822,016
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	152,591	829,398
Guangzhou Tinci Materials Technology Co. Ltd., Class A	354,200	1,014,005
Guosen Securities Co. Ltd., Class A	1,238,751	1,480,159
Guotai Junan Securities Co. Ltd., Class A	1,313,040	2,746,843
H World Group Ltd., ADR	522,740	19,111,374
Haidilao International Holding Ltd.(b)(c)	4,255,000	7,738,019
Haier Smart Home Co. Ltd., Class A	1,071,341	3,568,542
Haier Smart Home Co. Ltd., Class H	5,984,800	18,125,809
Hainan Airlines Holding Co. Ltd., Class A(a)	6,855,200	1,360,747
Hainan Airport Infrastructure Co. Ltd., NVS(a)	2,355,600	1,224,467
Haitian International Holdings Ltd.	1,788,000	4,527,337
Haitong Securities Co. Ltd., Class A	1,718,300	2,176,701
Haitong Securities Co. Ltd., Class H	6,485,200	3,219,202
Hangzhou First Applied Material Co. Ltd., Class A	328,192	1,265,233
Hangzhou Robam Appliances Co. Ltd., Class A	225,864	781,699
Hangzhou Silan Microelectronics Co. Ltd., Class A	323,500	936,946
Hangzhou Tigermed Consulting Co. Ltd., Class A	55,100	343,985
Hansoh Pharmaceutical Group Co. Ltd.(b)	3,004,000	5,294,744
Henan Shenhuo Coal & Power Co. Ltd.	495,500	1,264,698
Henan Shuanghui Investment & Development Co. Ltd., Class A	676,400	2,738,159
Hengan International Group Co. Ltd.	1,609,500	4,960,803
Hengli Petrochemical Co. Ltd., Class A(a)	1,255,291	2,217,557
Hengyi Petrochemical Co. Ltd., Class A(a)	1,098,349	1,052,733
Hithink RoyalFlush Information Network Co. Ltd., Class A	85,600	1,624,245
Hoshine Silicon Industry Co. Ltd., Class A	155,300	1,140,658
Hua Hong Semiconductor Ltd.(a)(b)	1,534,000	3,287,717
Huadian Power International Corp. Ltd., Class A	1,646,200	1,414,018
Huadong Medicine Co. Ltd., Class A	327,705	1,525,960
Huafon Chemical Co. Ltd., Class A	1,104,400	1,044,713
Huagong Tech Co. Ltd., Class A	208,600	918,898
Hualan Biological Engineering Inc., Class A	483,883	1,322,310
Huaneng Power International Inc., Class A(a)	1,665,800	2,038,130
Huaneng Power International Inc., Class H(a)	10,616,000	5,954,107
Huatai Securities Co. Ltd., Class A	1,307,909	2,633,805
Huatai Securities Co. Ltd., Class H(b)	2,895,400	3,417,498
Huaxia Bank Co. Ltd., Class A	2,644,960	2,325,649

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Huayu Automotive Systems Co. Ltd., Class A	617,268	$1,493,484
Huizhou Desay Sv Automotive Co. Ltd., Class A	90,900	1,289,404
Humanwell Healthcare Group Co. Ltd., Class A	350,200	1,068,174
Hunan Valin Steel Co. Ltd., Class A	1,479,200	1,165,307
Hundsun Technologies Inc., Class A	327,144	1,106,264
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	884,400	3,319,896
Hygon Information Technology Co. Ltd., NVS	312,752	3,691,676
IEIT Systems Co. Ltd., Class A	233,790	1,213,006
Iflytek Co. Ltd., Class A	371,419	2,548,590
Imeik Technology Development Co. Ltd., Class A	36,900	1,675,370
Industrial & Commercial Bank of China Ltd., Class A	9,969,962	7,367,733
Industrial & Commercial Bank of China Ltd., Class H	163,298,085	83,708,669
Industrial Bank Co. Ltd., Class A	3,174,242	7,322,592
Industrial Securities Co. Ltd., Class A	1,930,676	1,555,056
Ingenic Semiconductor Co. Ltd., Class A	98,100	888,257
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	8,757,600	1,871,130
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,027,600	1,093,280
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	997,170	3,914,918
Inner Mongolia Yitai Coal Co. Ltd., Class B	2,768,600	5,561,135
Innovent Biologics Inc.(a)(b)	3,036,000	16,372,237
iQIYI Inc., ADR(a)(c)	1,131,996	4,177,065
Isoftstone Information Technology Group Co. Ltd., NVS(a)	151,400	957,163
JA Solar Technology Co. Ltd., Class A	567,660	1,474,521
JCET Group Co. Ltd., Class A	381,500	1,384,714
JD Health International Inc.(a)(b)(c)	2,821,500	10,641,495
JD Logistics Inc.(a)(b)	4,929,300	4,867,194
JD.com Inc.	5,916,204	66,769,571
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,095,400	1,594,480
Jiangsu Expressway Co. Ltd., Class H	3,882,000	3,987,540
Jiangsu Hengli Hydraulic Co. Ltd., Class A	230,288	1,813,117
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	997,241	5,885,308
Jiangsu King’s Luck Brewery JSC Ltd., Class A	212,286	1,576,362
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	231,250	3,226,831
Jiangsu Zhongtian Technology Co. Ltd., Class A	610,624	1,107,305
Jiangxi Copper Co. Ltd., Class A	497,200	1,347,871
Jiangxi Copper Co. Ltd., Class H	2,902,000	4,306,897
Jinko Solar Co. Ltd.	1,160,002	1,422,467
JiuGui Liquor Co. Ltd., Class A	65,300	550,708
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A(a)	235,733	826,198
Kanzhun Ltd., ADR	568,333	8,894,411
KE Holdings Inc., ADR	1,663,117	22,601,760
Kingboard Holdings Ltd.	1,791,000	3,512,989
Kingdee International Software Group Co. Ltd.(a)	7,174,000	7,714,109
Kingsoft Corp. Ltd.	2,409,200	6,694,294
Kuaishou Technology(a)(b)	5,889,000	33,254,655
Kunlun Energy Co. Ltd.	9,986,000	8,513,198
Kunlun Tech Co. Ltd., Class A(a)	213,200	1,195,823
Kweichow Moutai Co. Ltd., Class A	189,687	44,498,483
LB Group Co. Ltd., Class A	546,500	1,421,991

Security	Shares	Value

China (continued)
Legend Biotech Corp., ADR(a)(c)	183,585	$11,962,399
Lenovo Group Ltd.	20,226,000	22,344,255
Lens Technology Co. Ltd., Class A	993,800	1,667,486
Lepu Medical Technology Beijing Co. Ltd., Class A	432,570	905,789
Li Auto Inc.(a)	2,892,190	66,005,444
Li Ning Co. Ltd.	5,965,500	14,759,301
Lingyi iTech Guangdong Co., Class A	1,794,480	1,365,956
Longfor Group Holdings Ltd.(b)	4,913,500	6,154,180
LONGi Green Energy Technology Co. Ltd., Class A	1,168,371	3,439,484
Luxshare Precision Industry Co. Ltd., Class A	1,112,946	4,258,789
Luzhou Laojiao Co. Ltd., Class A	222,739	5,401,058
Mango Excellent Media Co. Ltd., Class A	319,200	1,096,031
Maxscend Microelectronics Co. Ltd., Class A	92,644	1,381,419
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	1,010,680	779,860
Meituan, Class B(a)(b)	12,794,300	129,889,861
Metallurgical Corp. of China Ltd., Class A	3,427,690	1,581,877
Midea Group Co. Ltd., Class A	529,100	4,598,348
Ming Yang Smart Energy Group Ltd., Class A	430,800	609,706
MINISO Group Holding Ltd.	945,080	4,343,676
Montage Technology Co. Ltd., Class A	206,400	1,496,602
Muyuan Foods Co. Ltd., Class A	881,639	4,697,071
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	377,953	751,226
NARI Technology Co. Ltd., Class A	1,416,054	4,550,577
National Silicon Industry Group Co. Ltd., Class A(a)	529,941	1,132,972
NAURA Technology Group Co. Ltd., Class A	86,200	3,397,119
NetEase Inc.	4,875,750	105,913,828
New China Life Insurance Co. Ltd., Class A	354,702	1,610,634
New China Life Insurance Co. Ltd., Class H	1,930,200	3,707,979
New Hope Liuhe Co. Ltd., Class A(a)	1,049,597	1,287,752
New Oriental Education & Technology Group Inc.(a)	3,754,100	35,282,081
Ninestar Corp., Class A	308,338	1,002,579
Ningbo Deye Technology Co. Ltd., NVS	74,300	862,758
Ningbo Joyson Electronic Corp., Class A	344,100	793,614
Ningbo Orient Wires & Cables Co. Ltd.	149,700	804,274
Ningbo Shanshan Co. Ltd.	580,903	921,981
Ningbo Tuopu Group Co. Ltd., Class A	186,200	1,512,391
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,377,300	2,911,834
NIO Inc., ADR(a)(c)	3,418,909	19,658,727
Nongfu Spring Co. Ltd., Class H(b)	4,996,200	28,252,513
OFILM Group Co. Ltd., Class A(a)	623,300	705,779
Oppein Home Group Inc., Class A	87,700	843,746
Orient Overseas International Ltd.	331,500	5,133,388
Orient Securities Co. Ltd., Class A	1,310,134	1,599,350
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	2,003,589	884,870
PDD Holdings Inc., ADR(a)	1,507,364	187,727,113
People.cn Co. Ltd.	181,200	666,897
People’s Insurance Co. Group of China Ltd. (The), Class A	1,842,300	1,339,195
People’s Insurance Co. Group of China Ltd. (The), Class H	19,804,000	6,596,782
Perfect World Co. Ltd., Class A	432,100	700,635
PetroChina Co. Ltd., Class A	3,221,300	3,943,273
PetroChina Co. Ltd., Class H	53,208,000	41,731,640
Pharmaron Beijing Co. Ltd., Class A	235,300	760,426

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
PICC Property & Casualty Co. Ltd., Class H	17,297,192	$23,647,313
Ping An Bank Co. Ltd., Class A	2,938,667	4,308,656
Ping An Insurance Group Co. of China Ltd., Class A	1,687,584	10,009,549
Ping An Insurance Group Co. of China Ltd., Class H	16,741,500	74,452,246
Piotech Inc., NVS	38,368	1,137,751
Poly Developments and Holdings Group Co. Ltd., Class A	1,781,884	2,408,325
Pop Mart International Group Ltd.(b)	1,208,000	3,011,512
Postal Savings Bank of China Co. Ltd., Class A	4,707,500	3,161,966
Postal Savings Bank of China Co. Ltd., Class H(b)	18,823,000	9,889,108
Power Construction Corp. of China Ltd., Class A	2,799,400	1,982,280
Qifu Technology Inc.	301,942	4,665,004
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	979,500	2,194,193
Range Intelligent Computing Technology Group Co. Ltd.	309,700	1,115,235
Rongsheng Petrochemical Co. Ltd., Class A	1,672,158	2,377,592
SAIC Motor Corp. Ltd., Class A	1,416,106	2,935,337
Sanan Optoelectronics Co. Ltd., Class A	960,700	1,656,938
Sangfor Technologies Inc., Class A(a)	80,300	706,594
Sany Heavy Equipment International Holdings Co. Ltd.	2,999,000	2,319,023
Sany Heavy Industry Co. Ltd., Class A	1,462,952	2,822,544
Satellite Chemical Co. Ltd., Class A(a)	696,684	1,599,384
SDIC Capital Co. Ltd., Class A	1,729,100	1,655,755
SDIC Power Holdings Co. Ltd., Class A	1,292,300	2,584,098
Seazen Holdings Co. Ltd., Class A(a)	374,973	538,912
Seres Group Co. Ltd., NVS(a)	235,200	2,999,495
SF Holding Co. Ltd., Class A	778,735	4,129,657
SG Micro Corp., Class A	97,121	952,805
Shaanxi Coal Industry Co. Ltd., Class A	1,527,376	5,461,330
Shandong Gold Mining Co. Ltd., Class A	657,836	1,974,237
Shandong Gold Mining Co. Ltd., Class H(b)	1,792,500	2,832,270
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	454,080	1,729,596
Shandong Linglong Tyre Co. Ltd., Class A	368,800	1,131,942
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,248,000	4,061,858
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	263,272	733,718
Shanghai Baosight Software Co. Ltd., Class A	321,216	2,085,645
Shanghai Baosight Software Co. Ltd., Class B	1,564,297	3,514,778
Shanghai Construction Group Co. Ltd., Class A	2,241,752	761,264
Shanghai Electric Group Co. Ltd., Class A(a)	2,967,391	1,744,166
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	386,600	1,316,580
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,302,500	2,346,949
Shanghai International Airport Co. Ltd., Class A(a)	238,198	1,160,055
Shanghai International Port Group Co. Ltd., Class A	1,897,189	1,429,229
Shanghai Junshi Biosciences Co. Ltd.(a)	125,200	545,987
Shanghai M&G Stationery Inc., Class A	195,537	965,477
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	579,300	1,455,250
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,920,000	3,087,553

Security	Shares	Value

China (continued)
Shanghai Pudong Development Bank Co. Ltd., Class A	4,849,495	$4,804,978
Shanghai Putailai New Energy Technology Co. Ltd., Class A	386,466	1,005,850
Shanghai RAAS Blood Products Co. Ltd., Class A	1,385,700	1,382,337
Shanghai Rural Commercial Bank Co. Ltd.	1,894,600	1,694,718
Shanghai United Imaging Healthcare Co. Ltd., NVS	125,684	2,483,916
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	234,700	649,479
Shanxi Coal International Energy Group Co. Ltd.	360,200	918,826
Shanxi Coking Coal Energy Group Co. Ltd., Class A	966,000	1,559,890
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	488,700	1,751,717
Shanxi Meijin Energy Co. Ltd., Class A(a)	1,144,400	1,089,577
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	185,200	5,962,455
Shede Spirits Co. Ltd.	54,900	616,032
Shengyi Technology Co. Ltd., Class A	535,300	1,272,026
Shennan Circuits Co. Ltd., Class A	114,640	1,115,251
Shenwan Hongyuan Group Co. Ltd., Class A	4,493,670	2,853,101
Shenzhen Inovance Technology Co. Ltd., Class A	250,697	2,195,345
Shenzhen Kangtai Biological Products Co. Ltd., Class A	235,635	791,813
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	195,832	7,830,201
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	139,100	1,561,471
Shenzhen Overseas Chinese Town Co. Ltd., Class A(a)	1,448,600	615,895
Shenzhen Transsion Holding Co. Ltd., Class A	124,533	2,745,019
Shenzhou International Group Holdings Ltd.	2,097,400	17,203,897
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	289,900	862,438
Sichuan Chuantou Energy Co. Ltd., Class A	914,860	1,988,053
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	318,578	1,210,872
Sichuan Road & Bridge Co. Ltd., Class A	1,388,080	1,570,683
Sichuan Swellfun Co. Ltd., Class A	98,193	682,720
Sino Biopharmaceutical Ltd.(c)	26,247,750	10,432,424
Sinoma Science & Technology Co. Ltd., Class A	411,600	893,032
Sinopharm Group Co. Ltd., Class H	3,524,800	9,863,919
Sinotruk Hong Kong Ltd.	1,652,000	4,367,635
Skshu Paint Co. Ltd., Class A(a)	106,796	571,313
Smoore International Holdings Ltd.(b)(c)	4,671,000	3,247,130
Songcheng Performance Development Co. Ltd., Class A	617,318	923,251
SooChow Securities Co. Ltd., Class A	884,100	894,270
Spring Airlines Co. Ltd., Class A(a)	190,300	1,513,759
StarPower Semiconductor Ltd., Class A	32,500	683,092
Sungrow Power Supply Co. Ltd., Class A	234,300	2,828,767
Sunny Optical Technology Group Co. Ltd.	1,785,400	11,490,670
Sunwoda Electronic Co. Ltd., Class A	443,100	872,611
SUPCON Technology Co. Ltd.	183,243	1,168,835
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	439,500	911,948

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Suzhou Maxwell Technologies Co. Ltd., Class A	49,440	$832,126
Suzhou TFC Optical Communication Co. Ltd.	69,200	1,308,244
TAL Education Group, ADR(a)	1,118,559	16,476,374
TBEA Co. Ltd., Class A	935,380	1,930,939
TCL Technology Group Corp., Class A(a)	3,813,530	2,392,799
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	691,316	1,295,596
Tencent Holdings Ltd.	16,691,900	584,727,550
Tencent Music Entertainment Group, ADR(a)	1,905,220	19,947,653
Thunder Software Technology Co. Ltd., Class A	79,987	671,685
Tianma Microelectronics Co. Ltd., Class A(a)	914,823	1,161,306
Tianqi Lithium Corp., Class A	224,000	1,662,901
Tingyi Cayman Islands Holding Corp.	5,220,000	5,804,930
Tongcheng Travel Holdings Ltd.(a)	3,319,600	8,345,310
TongFu Microelectronics Co. Ltd., Class A	338,400	1,042,138
Tongkun Group Co. Ltd., Class A(a)	682,500	1,283,666
Tongwei Co. Ltd., Class A	709,384	2,604,033
Topchoice Medical Corp., Class A(a)	77,700	706,838
Topsports International Holdings Ltd.(b)	4,942,000	3,344,347
TravelSky Technology Ltd., Class H	2,615,000	3,126,149
Trina Solar Co. Ltd.	360,397	1,252,710
Trip.com Group Ltd.(a)	1,388,762	63,036,287
Tsingtao Brewery Co. Ltd., Class A	121,090	1,345,297
Tsingtao Brewery Co. Ltd., Class H	1,550,000	9,918,020
Unigroup Guoxin Microelectronics Co. Ltd., Class A(a)	156,839	1,554,035
Unisplendour Corp. Ltd., Class A(a)	500,354	1,533,520
Vinda International Holdings Ltd.	814,000	2,410,702
Vipshop Holdings Ltd., ADR(a)	871,810	16,782,342
Walvax Biotechnology Co. Ltd., Class A	351,847	897,100
Wanhua Chemical Group Co. Ltd., Class A	494,591	5,440,871
Want Want China Holdings Ltd.	12,568,000	6,934,512
Weichai Power Co. Ltd., Class A	1,318,144	3,088,460
Weichai Power Co. Ltd., Class H	4,749,800	9,349,324
Wens Foodstuffs Group Co. Ltd., Class A	1,130,870	3,009,837
Western Securities Co. Ltd., Class A	1,146,110	1,267,202
Western Superconducting Technologies Co. Ltd., Class A	195,212	1,084,090
Will Semiconductor Co. Ltd. Shanghai, Class A	199,970	2,654,826
Wingtech Technology Co. Ltd., Class A(a)	181,400	959,268
Wuhan Guide Infrared Co. Ltd., Class A	1,079,732	943,544
Wuliangye Yibin Co. Ltd., Class A	588,028	11,569,050
WUS Printed Circuit Kunshan Co. Ltd., Class A	356,823	1,307,892
WuXi AppTec Co. Ltd., Class A	378,229	2,850,430
WuXi AppTec Co. Ltd., Class H(b)(c)	880,770	5,429,513
Wuxi Biologics Cayman Inc.(a)(b)	9,662,000	22,885,491
XCMG Construction Machinery Co. Ltd., Class A	2,196,069	1,805,855
Xiaomi Corp., Class B(a)(b)	38,622,800	64,902,652
Xinjiang Daqo New Energy Co. Ltd.	329,152	1,332,579
Xinyi Solar Holdings Ltd.	12,690,000	7,684,370
XPeng Inc.(a)(c)	2,884,076	13,498,319
Yadea Group Holdings Ltd.(b)(c)	3,202,000	5,030,565
Yankuang Energy Group Co. Ltd., Class A	649,900	2,330,377
Yankuang Energy Group Co. Ltd., Class H(a)	5,662,200	13,057,273
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	271,298	1,135,568
Yealink Network Technology Corp. Ltd., Class A	266,242	1,083,211
Yifeng Pharmacy Chain Co. Ltd., Class A	194,090	1,059,861
Yihai Kerry Arawana Holdings Co. Ltd., Class A	290,100	1,298,257
Yintai Gold Co. Ltd., Class A	596,600	1,237,131

Security	Shares	Value

China (continued)
YongXing Special Materials Technology Co. Ltd., Class A	98,630	$753,816
Yonyou Network Technology Co. Ltd., Class A	548,351	964,265
YTO Express Group Co. Ltd., Class A	652,200	1,152,570
Yuexiu Property Co. Ltd.	4,192,000	2,787,755
Yum China Holdings Inc.	1,027,588	44,073,249
Yunda Holding Co. Ltd., Class A	641,804	641,276
Yunnan Aluminium Co. Ltd., Class A	641,500	1,028,225
Yunnan Baiyao Group Co. Ltd., Class A	354,922	2,450,312
Yunnan Energy New Material Co. Ltd., Class A	144,800	921,158
Zai Lab Ltd.(a)	2,361,760	5,040,410
Zangge Mining Co. Ltd.	369,800	1,501,320
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	97,964	3,027,273
Zhaojin Mining Industry Co. Ltd., Class H(c)	3,458,500	3,575,971
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	1,293,598	877,788
Zhejiang China Commodities City Group Co. Ltd., Class A	801,100	911,904
Zhejiang Chint Electrics Co. Ltd., Class A	471,423	1,344,113
Zhejiang Dahua Technology Co. Ltd., Class A	549,284	1,407,741
Zhejiang Expressway Co. Ltd., Class H	5,154,640	3,931,032
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	374,404	722,986
Zhejiang Huayou Cobalt Co. Ltd., Class A	300,815	1,153,912
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	258,084	1,324,373
Zhejiang Juhua Co. Ltd., Class A	560,700	1,582,637
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)(c)	1,288,000	4,506,230
Zhejiang NHU Co. Ltd., Class A	658,687	1,644,098
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	290,500	1,003,543
Zhejiang Supor Co. Ltd., Class A	138,082	1,061,097
Zhejiang Zheneng Electric Power Co. Ltd., Class A(a)	2,359,600	1,761,580
Zheshang Securities Co. Ltd., Class A	921,700	1,309,126
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	1,769,700	2,786,785
Zhongji Innolight Co. Ltd., Class A	126,900	2,733,272
Zhongjin Gold Corp. Ltd., Class A	842,600	1,213,832
Zhongsheng Group Holdings Ltd.	2,035,500	3,705,901
Zhongtai Securities Co. Ltd.	1,764,700	1,699,954
Zhuzhou CRRC Times Electric Co. Ltd.	1,387,400	4,067,783
Zijin Mining Group Co. Ltd., Class A	3,339,400	6,051,683
Zijin Mining Group Co. Ltd., Class H	13,538,000	21,746,406
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,520,354	1,686,806
ZTE Corp., Class A	604,000	2,499,024
ZTE Corp., Class H	1,886,600	4,249,536
ZTO Express Cayman Inc., ADR	1,062,404	20,387,533

		4,494,015,653

Colombia — 0.1%
Bancolombia SA	630,177	5,288,670
Interconexion Electrica SA ESP	1,157,083	4,929,026

		10,217,696

Czech Republic — 0.1%
CEZ AS	402,872	13,764,090
Komercni Banka AS	187,587	6,528,396
Moneta Money Bank AS(b)	853,562	3,746,845

		24,039,331

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	9,039,285	$12,904,079
Eastern Co. S.A.E	4,110,572	2,907,649
EFG Holding S.A.E.(a)	2,296,495	842,870

		16,654,598

Greece — 0.5%
Alpha Services and Holdings SA(a)	5,539,714	10,435,366
Eurobank Ergasias Services and Holdings SA, Class A(a)	6,331,967	13,081,516
FF Group(d)	246,892	3
Hellenic Telecommunications Organization SA	490,670	7,403,210
JUMBO SA	299,790	8,761,308
Motor Oil Hellas Corinth Refineries SA	161,140	4,603,981
Mytilineos SA	246,359	9,585,529
National Bank of Greece SA(a)	1,925,955	15,122,523
OPAP SA	468,507	8,542,329
Piraeus Financial Holdings SA(a)	1,725,456	7,622,908
Public Power Corp. SA(a)	535,884	6,999,910

		92,158,583

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	1,098,501	8,740,193
OTP Bank Nyrt	561,495	26,921,055
Richter Gedeon Nyrt	347,459	9,250,235

		44,911,483

India — 17.9%
ABB India Ltd.	134,291	8,803,154
Adani Enterprises Ltd.	433,876	17,185,054
Adani Green Energy Ltd.(a)	802,673	18,345,083
Adani Ports & Special Economic Zone Ltd.	1,334,655	21,188,797
Adani Power Ltd.(a)	1,945,786	12,877,466
Ambuja Cements Ltd.	1,504,566	10,988,346
APL Apollo Tubes Ltd.	432,905	8,062,713
Apollo Hospitals Enterprise Ltd.	255,528	18,811,791
Ashok Leyland Ltd.	3,849,312	7,884,354
Asian Paints Ltd.	969,008	33,051,428
Astral Ltd.	331,993	8,284,668
AU Small Finance Bank Ltd.(b)	427,058	2,927,490
Aurobindo Pharma Ltd.	668,886	8,291,866
Avenue Supermarts Ltd.(a)(b)	415,939	19,642,748
Axis Bank Ltd.	5,737,180	74,267,941
Bajaj Auto Ltd.	171,440	16,339,778
Bajaj Finance Ltd.	697,121	54,387,708
Bajaj Finserv Ltd.	968,906	18,597,974
Bajaj Holdings & Investment Ltd.	67,632	7,460,447
Balkrishna Industries Ltd.	196,275	5,271,996
Bandhan Bank Ltd.(b)	1,800,847	4,240,857
Bank of Baroda	2,624,317	8,396,567
Berger Paints India Ltd.	764,319	5,592,673
Bharat Electronics Ltd.	9,273,590	22,906,671
Bharat Forge Ltd.	648,027	8,985,668
Bharat Heavy Electricals Ltd.	2,631,482	7,221,669
Bharat Petroleum Corp. Ltd.	1,923,908	13,981,752
Bharti Airtel Ltd.	5,665,971	76,711,572
Britannia Industries Ltd.	275,050	16,483,372
CG Power and Industrial Solutions Ltd.	1,550,046	8,283,159
Cholamandalam Investment and Finance Co. Ltd.	1,043,216	13,666,440
Cipla Ltd.	1,320,364	23,579,842
Coal India Ltd.	3,850,540	20,220,410
Colgate-Palmolive India Ltd.	315,159	9,584,345
Container Corp. of India Ltd.	692,811	8,161,767
Cummins India Ltd.	363,519	12,010,756

Security	Shares	Value

India (continued)
Dabur India Ltd.	1,583,655	$10,283,931
Divi’s Laboratories Ltd.	303,606	12,770,586
DLF Ltd.	1,870,658	20,322,208
Dr. Reddy’s Laboratories Ltd.	288,336	22,357,548
Eicher Motors Ltd.	346,994	15,856,509
GAIL India Ltd.	5,839,138	12,813,357
GMR Airports Infrastructure Ltd.(a)	6,063,220	6,142,469
Godrej Consumer Products Ltd.	1,038,091	15,716,743
Godrej Properties Ltd.(a)	317,507	9,184,467
Grasim Industries Ltd.	668,363	17,641,342
Havells India Ltd.	635,974	11,733,991
HCL Technologies Ltd.	2,380,780	47,711,225
HDFC Asset Management Co. Ltd.(b)	235,699	10,667,066
HDFC Bank Ltd.	7,059,123	119,221,197
HDFC Life Insurance Co. Ltd.(b)	2,435,826	17,099,091
Hero MotoCorp Ltd.	295,623	15,754,793
Hindalco Industries Ltd.	3,340,859	20,265,399
Hindustan Aeronautics Ltd., NVS	500,385	18,578,422
Hindustan Petroleum Corp. Ltd.	1,439,870	8,851,820
Hindustan Unilever Ltd.	2,068,049	60,169,376
ICICI Bank Ltd.	13,063,076	165,911,031
ICICI Lombard General Insurance Co. Ltd.(b)	607,598	12,552,419
ICICI Prudential Life Insurance Co. Ltd.(b)	908,873	5,841,283
IDFC First Bank Ltd.(a)	8,515,594	8,319,916
Indian Hotels Co. Ltd., Class A	2,176,498	15,405,285
Indian Oil Corp. Ltd.	7,116,765	14,192,146
Indian Railway Catering & Tourism Corp. Ltd.	608,951	6,809,001
Indraprastha Gas Ltd.	796,161	4,086,140
IndusInd Bank Ltd.	738,742	13,122,810
Info Edge India Ltd.	181,727	11,528,206
Infosys Ltd.	8,363,130	168,303,732
InterGlobe Aviation Ltd.(a)(b)	370,884	14,083,196
ITC Ltd.	7,559,894	36,998,491
Jindal Steel & Power Ltd.	906,060	8,453,046
Jio Financial Services Ltd., NVS(a)	7,884,443	29,434,184
JSW Steel Ltd.	1,533,455	14,784,253
Jubilant Foodworks Ltd.	1,008,475	5,640,937
Kotak Mahindra Bank Ltd.	2,763,368	56,220,663
Larsen & Toubro Ltd.	1,700,199	71,283,044
LTIMindtree Ltd.(b)	225,320	14,406,287
Lupin Ltd.	543,786	10,636,917
Macrotech Developers Ltd.	570,022	7,987,112
Mahindra & Mahindra Ltd.	2,366,417	55,101,370
Marico Ltd.	1,304,281	8,217,616
Maruti Suzuki India Ltd.	353,934	48,168,465
Max Healthcare Institute Ltd.	1,981,604	18,965,281
Mphasis Ltd.	194,157	6,125,058
MRF Ltd.	5,876	10,359,013
Muthoot Finance Ltd.	305,734	4,795,577
Nestle India Ltd., NVS	853,726	26,736,590
NMDC Ltd.	2,575,867	7,017,784
NTPC Ltd.	10,972,042	44,336,443
Oil & Natural Gas Corp. Ltd.	7,872,032	25,043,960
One 97 Communications Ltd., NVS(a)	618,033	2,991,444
Page Industries Ltd.	15,630	6,467,262
Persistent Systems Ltd.	127,943	13,314,143
Petronet LNG Ltd.	1,863,062	6,134,164
PI Industries Ltd.	208,362	9,229,289
Pidilite Industries Ltd.	390,068	12,879,113
Polycab India Ltd.	111,805	6,400,416
Power Finance Corp. Ltd.	3,727,622	18,033,135
Power Grid Corp. of India Ltd.	11,695,280	39,956,639

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Punjab National Bank	5,547,534	$8,152,407
REC Ltd.	3,301,054	17,577,858
Reliance Industries Ltd.	7,670,187	269,954,107
Samvardhana Motherson International Ltd.	5,991,010	8,607,152
SBI Cards & Payment Services Ltd.	705,527	6,120,750
SBI Life Insurance Co. Ltd.(b)	1,140,469	21,309,657
Shree Cement Ltd.	22,761	6,985,209
Shriram Finance Ltd.	712,469	20,928,937
Siemens Ltd.	224,671	12,667,206
Sona Blw Precision Forgings Ltd.(b)	1,039,858	8,637,142
SRF Ltd.	377,698	10,888,288
State Bank of India	4,492,174	40,451,126
Sun Pharmaceutical Industries Ltd.	2,419,289	45,993,170
Supreme Industries Ltd.	164,564	8,230,189
Suzlon Energy Ltd.(a)	22,084,529	12,032,009
Tata Communications Ltd.	305,243	7,068,995
Tata Consultancy Services Ltd.	2,293,306	113,131,304
Tata Consumer Products Ltd.	1,414,428	20,284,163
Tata Elxsi Ltd.	86,920	8,184,821
Tata Motors Ltd.	4,157,465	47,599,322
Tata Motors Ltd., Class A	1,196,730	9,112,542
Tata Power Co. Ltd. (The)	3,648,495	16,362,992
Tata Steel Ltd.	18,597,773	31,526,489
Tech Mahindra Ltd.	1,342,807	20,635,217
Titan Co. Ltd.	897,790	39,234,751
Torrent Pharmaceuticals Ltd.	257,671	8,301,782
Trent Ltd.	462,304	21,606,434
Tube Investments of India Ltd.	269,809	11,326,017
TVS Motor Co. Ltd.	602,352	15,522,059
UltraTech Cement Ltd.	291,586	34,788,042
Union Bank of India Ltd.	3,086,095	5,445,202
United Spirits Ltd.	738,255	10,377,413
UPL Ltd.	1,142,726	6,471,706
Varun Beverages Ltd.	1,153,816	19,608,402
Vedanta Ltd.	2,245,314	7,235,016
Wipro Ltd.	3,237,528	20,198,367
Yes Bank Ltd.(a)	32,914,574	9,678,537
Zomato Ltd.(a)	15,312,986	30,479,127

		3,184,826,630

Indonesia — 1.9%
Adaro Energy Indonesia Tbk PT	36,433,700	5,615,180
Amman Mineral Internasional PT(a)	16,975,900	9,175,611
Aneka Tambang Tbk	23,124,300	2,147,681
Astra International Tbk PT	51,160,700	17,031,303
Bank Central Asia Tbk PT	139,193,600	87,589,788
Bank Mandiri Persero Tbk PT	93,768,000	41,883,680
Bank Negara Indonesia Persero Tbk PT	37,901,752	14,485,449
Bank Rakyat Indonesia Persero Tbk PT	171,336,908	66,767,198
Barito Pacific Tbk PT	71,670,622	4,454,927
Charoen Pokphand Indonesia Tbk PT	18,723,145	5,772,717
GoTo Gojek Tokopedia Tbk PT(a)	2,121,524,100	9,602,815
Indah Kiat Pulp & Paper Tbk PT	6,444,700	3,581,810
Indofood CBP Sukses Makmur Tbk PT	5,970,500	4,401,949
Indofood Sukses Makmur Tbk PT	11,085,500	4,673,334
Kalbe Farma Tbk PT	53,367,415	5,052,250
Merdeka Copper Gold Tbk PT(a)	26,675,563	3,836,679
Sarana Menara Nusantara Tbk PT	51,787,800	3,036,805
Semen Indonesia Persero Tbk PT	8,396,071	3,261,485
Sumber Alfaria Trijaya Tbk PT	43,810,700	7,666,524
Telkom Indonesia Persero Tbk PT	125,191,000	31,912,353
Unilever Indonesia Tbk PT	19,011,700	3,302,701

Security	Shares	Value

Indonesia (continued)
United Tractors Tbk PT	3,648,553	$5,464,418

		340,716,657

Kazakhstan — 0.0%
Polymetal International PLC(a)(d)	1,312,267	144

Kuwait — 0.8%
Agility Public Warehousing Co. KSC(a)	4,060,890	7,941,016
Boubyan Bank KSCP	3,519,502	7,358,898
Gulf Bank KSCP	5,144,265	4,935,419
Kuwait Finance House KSCP	21,698,364	57,167,839
Mabanee Co. KPSC	1,669,829	4,438,408
Mobile Telecommunications Co. KSCP	4,940,662	8,080,419
National Bank of Kuwait SAKP	18,810,883	59,934,254

		149,856,253

Malaysia — 1.4%
AMMB Holdings Bhd	4,218,375	3,861,439
Axiata Group Bhd	7,060,900	4,139,025
CELCOMDIGI Bhd	9,096,300	8,352,728
CIMB Group Holdings Bhd	15,994,500	21,780,963
Gamuda Bhd	4,527,700	5,047,210
Genting Bhd	5,285,200	5,316,582
Genting Malaysia Bhd	7,346,900	4,449,633
Hong Leong Bank Bhd	1,649,600	6,859,360
IHH Healthcare Bhd	4,922,300	6,379,126
Inari Amertron Bhd	6,791,900	4,546,760
IOI Corp. Bhd	6,466,220	5,421,809
Kuala Lumpur Kepong Bhd	1,287,400	6,083,585
Malayan Banking Bhd	13,389,100	26,900,173
Malaysia Airports Holdings Bhd	1,930,900	3,450,433
Maxis Bhd(c)	6,020,400	4,719,395
MISC Bhd	3,282,200	5,262,061
MR DIY Group M Bhd(b)	7,866,300	2,585,438
Nestle Malaysia Bhd	195,100	5,134,968
Petronas Chemicals Group Bhd	7,065,600	10,428,684
Petronas Dagangan Bhd	772,500	3,718,028
Petronas Gas Bhd	2,027,400	7,664,431
PPB Group Bhd	1,640,860	5,387,124
Press Metal Aluminium Holdings Bhd	9,419,700	9,296,697
Public Bank Bhd	36,486,750	33,864,471
QL Resources Bhd	2,799,400	3,426,032
RHB Bank Bhd	3,701,325	4,371,409
Sime Darby Bhd	6,851,973	3,915,215
Sime Darby Plantation Bhd	5,407,373	4,941,702
Telekom Malaysia Bhd	3,116,100	3,974,761
Tenaga Nasional Bhd	6,466,250	15,342,951
YTL Corp. Bhd	7,990,700	4,495,874
YTL Power International Bhd	6,146,300	5,115,980

		246,234,047

Mexico — 2.6%
Alfa SAB de CV, Class A	7,603,947	5,670,309
America Movil SAB de CV	47,330,550	44,319,672
Arca Continental SAB de CV	1,284,936	13,842,035
Banco del Bajio SA(b)	1,976,800	7,356,641
Cemex SAB de CV, NVS(a)	38,463,415	29,404,538
Coca-Cola Femsa SAB de CV	1,332,569	13,006,508
Fibra Uno Administracion SA de CV	7,348,581	13,279,334
Fomento Economico Mexicano SAB de CV	4,898,472	61,166,774
Gruma SAB de CV, Class B	469,666	8,363,977
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	732,654	6,350,234

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	978,100	$14,442,315
Grupo Aeroportuario del Sureste SAB de CV, Class B	469,542	13,776,685
Grupo Bimbo SAB de CV, Series A	3,345,946	13,996,858
Grupo Carso SAB de CV, Series A1	1,424,941	12,328,017
Grupo Financiero Banorte SAB de CV, Class O	6,542,712	67,644,907
Grupo Financiero Inbursa SAB de CV, Class O(a)(c)	4,665,549	14,154,659
Grupo Mexico SAB de CV, Series B	7,917,388	38,434,351
Industrias Penoles SAB de CV(a)(c)	511,563	6,410,351
Kimberly-Clark de Mexico SAB de CV, Class A	3,860,263	8,579,243
Operadora De Sites Mexicanos SAB de CV	3,277,721	3,809,593
Orbia Advance Corp. SAB de CV	2,629,934	4,863,548
Prologis Property Mexico SA de CV	1,871,642	8,412,602
Promotora y Operadora de Infraestructura SAB de CV	472,425	4,909,888
Wal-Mart de Mexico SAB de CV	13,121,200	52,540,998

		467,064,037

Netherlands — 0.1%
NEPI Rockcastle NV	1,300,516	9,279,229
Pepco Group NV(a)	426,309	2,139,377

		11,418,606

Peru — 0.3%
Cia. de Minas Buenaventura SAA, ADR	519,532	7,844,933
Credicorp Ltd.	170,216	29,086,510
Southern Copper Corp.	216,194	17,481,447

		54,412,890

Philippines — 0.7%
Aboitiz Equity Ventures Inc.	4,292,730	4,048,426
Ayala Corp.	629,516	7,597,183
Ayala Land Inc.	17,081,600	10,646,346
Bank of the Philippine Islands	4,758,008	10,593,819
BDO Unibank Inc.	6,012,243	16,379,175
International Container Terminal Services Inc.	2,578,040	13,230,065
JG Summit Holdings Inc.	7,205,293	5,255,128
Jollibee Foods Corp.	1,137,669	5,541,115
Manila Electric Co.	611,540	4,242,651
Metropolitan Bank & Trust Co.	4,718,245	5,203,881
PLDT Inc.	191,788	4,475,178
SM Investments Corp.	627,292	10,496,615
SM Prime Holdings Inc.	25,664,525	14,426,737
Universal Robina Corp.	2,211,270	4,603,391

		116,739,710

Poland — 1.0%
Allegro.eu SA (a)(b)(c)	1,309,987	10,586,547
Bank Polska Kasa Opieki SA	459,200	19,917,060
Budimex SA	33,610	6,144,424
CD Projekt SA	167,277	4,597,406
Dino Polska SA(a)(b)(c)	123,622	14,384,862
KGHM Polska Miedz SA	355,241	9,601,317
LPP SA	2,834	12,732,454
mBank SA(a)	38,255	6,665,856
ORLEN SA	1,434,072	22,275,904
PGE Polska Grupa Energetyczna SA(a)	2,305,165	4,606,743
Powszechna Kasa Oszczednosci Bank Polski SA	2,191,623	30,541,146
Powszechny Zaklad Ubezpieczen SA	1,487,317	18,301,765
Santander Bank Polska SA	90,758	12,516,239

		172,871,723

Security	Shares	Value

Qatar — 0.9%
Barwa Real Estate Co.	4,970,504	$4,170,409
Commercial Bank PSQC (The)	8,171,223	11,333,391
Dukhan Bank	4,740,904	5,414,959
Industries Qatar QSC	3,820,894	13,528,784
Masraf Al Rayan QSC	14,032,212	9,746,821
Mesaieed Petrochemical Holding Co. QSC	12,079,114	6,260,668
Ooredoo QPSC	2,043,632	6,372,164
Qatar Electricity & Water Co. QSC	1,116,569	5,294,775
Qatar Fuel QSC	1,702,137	6,979,579
Qatar Gas Transport Co. Ltd.	6,416,182	7,034,331
Qatar International Islamic Bank QSC	2,372,716	7,424,294
Qatar Islamic Bank SAQ	4,270,251	23,596,753
Qatar National Bank QPSC	11,598,657	48,443,040

		155,599,968

Russia — 0.0%
Alrosa PJSC(a)(d)	9,805,890	1,072
Gazprom PJSC(a)(d)	43,696,315	4,775
Inter RAO UES PJSC(a)(d)	121,651,300	13,295
LUKOIL PJSC(a)(d)	1,533,792	168
MMC Norilsk Nickel PJSC(a)(d)	233,757	26
Mobile TeleSystems PJSC(a)(d)	3,162,662	346
Moscow Exchange MICEX-RTS PJSC(a)(d)	5,279,850	577
Novatek PJSC(a)(d)	3,371,230	368
Novolipetsk Steel PJSC(a)(d)	5,629,360	615
Ozon Holdings PLC, ADR(a)(d)	197,078	21
PhosAgro PJSC(a)(d)	174,249	19
PhosAgro PJSC, GDR(a)(d)(e)	2	—
PhosAgro PJSC, New(a)(d)	3,367	34
Polyus PJSC(a)(d)	126,490	14
Rosneft Oil Co. PJSC(a)(d)	4,281,715	468
Sberbank of Russia PJSC(a)(d)	39,606,181	4,328
Severstal PAO(a)(d)	805,849	88
Surgutneftegas PJSC(a)(d)	26,192,370	2,863
Tatneft PJSC(a)(d)	5,175,395	566
TCS Group Holding PLC, GDR(a)(d)(e)	445,207	49
United Co. RUSAL International PJSC(a)(d)	11,428,270	1,249
VK Co. Ltd.(a)(d)	404,870	44
VTB Bank PJSC(a)(d)	11,783,971,998	1,288
X5 Retail Group NV, GDR(a)(d)	424,766	46
Yandex NV(a)(d)	1,127,576	123

		32,442

Saudi Arabia — 4.5%
ACWA Power Co.	236,813	16,672,735
Ades Holding Co.(a)	850,623	4,536,293
Advanced Petrochemical Co.	349,348	3,557,103
Al Rajhi Bank	4,951,900	117,598,776
Alinma Bank	2,461,101	28,886,501
Almarai Co. JSC	619,567	9,714,033
Anglogold Ashanti PLC, NVS	1,063,366	20,032,072
Arab National Bank	1,710,052	12,715,009
Arabian Internet & Communications Services Co.	58,718	5,750,703
Bank AlBilad	1,243,344	16,410,070
Bank Al-Jazira(a)	1,024,571	5,322,018
Banque Saudi Fransi	1,489,402	15,143,642
Bupa Arabia for Cooperative Insurance Co.	202,331	12,379,679
Co. for Cooperative Insurance (The)	177,878	7,683,715
Dallah Healthcare Co.	86,860	4,344,969
Dar Al Arkan Real Estate Development Co.(a)	1,342,821	5,004,518
Dr Sulaiman Al Habib Medical Services Group Co.	222,027	19,551,624

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Elm Co.	60,921	$17,183,292
Etihad Etisalat Co.	948,044	13,979,371
Jarir Marketing Co.	1,484,862	6,171,851
Mobile Telecommunications Co. Saudi Arabia	1,118,508	4,443,850
Mouwasat Medical Services Co.	248,815	8,199,650
Nahdi Medical Co.	96,674	3,660,429
Power & Water Utility Co. for Jubail & Yanbu	194,408	3,944,217
Rabigh Refining & Petrochemical Co.(a)	49,082	108,277
Reinet Investments SCA	348,162	8,786,462
Riyad Bank	3,710,588	30,805,667
SABIC Agri-Nutrients Co.	589,751	19,716,458
Sahara International Petrochemical Co.	902,719	7,376,482
Saudi Arabian Mining Co.(a)	3,299,171	43,779,593
Saudi Arabian Oil Co.(b)	6,607,159	55,862,681
Saudi Aramco Base Oil Co.	131,224	5,886,577
Saudi Awwal Bank	2,542,490	27,996,362
Saudi Basic Industries Corp.	2,262,167	47,525,878
Saudi Electricity Co.	2,114,401	11,286,807
Saudi Industrial Investment Group	938,520	5,188,385
Saudi Investment Bank (The)	1,243,344	5,372,092
Saudi Kayan Petrochemical Co.(a)	1,941,408	4,995,490
Saudi National Bank (The)	7,392,949	83,549,392
Saudi Research & Media Group(a)	95,719	6,321,120
Saudi Tadawul Group Holding Co.	122,521	7,909,890
Saudi Telecom Co.	5,052,436	57,191,516
Savola Group (The)	654,303	9,246,743
Yanbu National Petrochemical Co.	666,466	6,651,115

		808,443,107

South Africa — 2.5%
Absa Group Ltd.	2,122,086	18,115,770
Anglo American Platinum Ltd.	169,546	6,522,208
Aspen Pharmacare Holdings Ltd.	957,728	9,786,502
Bid Corp. Ltd.	851,178	19,912,595
Bidvest Group Ltd. (The)	733,977	8,941,661
Capitec Bank Holdings Ltd.	219,147	23,088,820
Clicks Group Ltd.	606,490	9,489,134
Discovery Ltd.	1,375,181	9,752,954
Exxaro Resources Ltd.	620,527	5,757,936
FirstRand Ltd.	12,756,828	43,157,539
Gold Fields Ltd.	2,258,570	29,753,120
Harmony Gold Mining Co. Ltd.	1,422,088	8,266,658
Impala Platinum Holdings Ltd.	2,234,761	7,583,833
Kumba Iron Ore Ltd.	164,972	4,618,442
MTN Group Ltd.	4,303,004	18,733,099
Naspers Ltd., Class N	463,720	76,282,665
Nedbank Group Ltd.	1,106,385	12,657,377
Northam Platinum Holdings Ltd.	905,816	5,179,870
Old Mutual Ltd.	11,891,493	7,401,060
OUTsurance Group Ltd., NVS	2,052,639	4,456,303
Pepkor Holdings Ltd.(b)(c)	5,127,253	4,990,918
Remgro Ltd.	1,334,698	10,122,272
Sanlam Ltd.	4,459,908	17,102,515
Sasol Ltd.	1,454,340	10,960,427
Shoprite Holdings Ltd.	1,268,247	17,074,387
Sibanye Stillwater Ltd.	7,181,979	7,402,397
Standard Bank Group Ltd.	3,375,813	35,521,719
Vodacom Group Ltd.	1,584,597	7,767,665
Woolworths Holdings Ltd./South Africa	2,383,292	7,973,715

		448,373,561

South Korea — 11.8%
Amorepacific Corp.	73,917	6,646,421

Security	Shares	Value

South Korea (continued)
Celltrion Inc.	385,778	$52,171,226
Celltrion Pharm Inc.(a)(c)	47,471	3,956,165
CJ CheilJedang Corp.	21,195	4,776,630
CosmoAM&T Co. Ltd.(a)	61,451	8,213,326
Coway Co. Ltd.	140,566	5,721,354
DB Insurance Co. Ltd.(a)	113,770	8,442,251
Doosan Bobcat Inc.	140,593	4,963,723
Doosan Enerbility Co. Ltd.(a)	1,137,782	13,887,158
Ecopro BM Co. Ltd.(a)(c)	123,619	24,846,499
Ecopro Co. Ltd.(a)(c)	50,396	23,503,979
Ecopro Materials Co. Ltd.(a)	34,648	5,024,428
GS Holdings Corp.	117,913	4,256,276
Hana Financial Group Inc.	733,525	31,209,941
Hanjin Kal Corp.	67,064	3,182,971
Hankook Tire & Technology Co. Ltd.	188,685	7,687,080
Hanmi Pharm Co. Ltd.(a)	17,922	4,498,034
Hanmi Semiconductor Co. Ltd.(a)	112,343	7,187,697
Hanon Systems	474,093	2,196,750
Hanwha Aerospace Co. Ltd.	89,968	12,677,771
Hanwha Ocean Co. Ltd.(a)	182,505	3,239,327
Hanwha Solutions Corp.	277,889	5,802,652
HD Hyundai Co. Ltd.	112,172	5,962,887
HD Hyundai Heavy Industries Co. Ltd.(a)	55,582	4,928,756
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	107,900	9,076,870
HLB Inc.(a)	296,180	18,170,549
HMM Co. Ltd.(a)	604,421	8,292,677
HYBE Co. Ltd.	52,940	7,928,901
Hyundai Engineering & Construction Co. Ltd.(a)	198,197	5,169,780
Hyundai Glovis Co. Ltd.(a)	46,306	6,629,385
Hyundai Mobis Co. Ltd.	153,734	28,040,722
Hyundai Motor Co.	346,494	65,233,531
Hyundai Steel Co.(a)	224,629	6,072,891
Industrial Bank of Korea(a)	685,697	7,216,241
Kakao Corp.	782,523	31,408,900
KakaoBank Corp.	420,335	9,007,488
Kakaopay Corp.(a)(c)	68,142	2,258,507
Kangwon Land Inc.(a)	253,393	3,310,680
KB Financial Group Inc.	963,578	45,957,076
Kia Corp.(a)	657,016	61,528,179
Korea Aerospace Industries Ltd.(a)	185,543	7,159,096
Korea Electric Power Corp.(a)	657,195	12,237,352
Korea Investment Holdings Co. Ltd.(a)	110,220	5,886,752
Korea Zinc Co. Ltd.(c)	21,048	7,076,592
Korean Air Lines Co. Ltd.	456,657	7,889,346
Krafton Inc.(a)	73,699	12,596,290
KT Corp.	169,279	4,965,409
KT&G Corp.	257,731	18,001,145
Kum Yang Co. Ltd.(a)	86,812	6,298,533
Kumho Petrochemical Co. Ltd.(a)	41,873	4,650,288
L&F Co. Ltd.(a)	64,535	8,243,884
LG Chem Ltd.	124,122	42,394,624
LG Corp.	237,406	16,710,769
LG Display Co. Ltd.(a)	590,244	5,037,591
LG Electronics Inc.	268,600	19,201,602
LG Energy Solution Ltd.(a)(c)	118,291	35,748,742
LG H&H Co. Ltd.	23,566	5,660,160
LG Innotek Co. Ltd.	35,067	5,329,035
LG Uplus Corp.	548,145	4,251,398
Lotte Chemical Corp.	47,839	4,398,748
Meritz Financial Group Inc.	260,687	16,270,516
Mirae Asset Securities Co. Ltd.(a)	657,130	4,459,381

22	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
NAVER Corp.	328,181	$48,187,169
NCSoft Corp.	36,447	5,315,851
Netmarble Corp.(a)(b)	62,741	2,913,332
NH Investment & Securities Co. Ltd.(a)	357,284	3,154,706
Orion Corp./Republic of Korea	60,278	4,204,172
Pearl Abyss Corp.(a)	6,815	155,781
Posco DX Co. Ltd.(a)	134,738	5,498,268
POSCO Future M Co. Ltd.(a)(c)	78,244	18,702,388
POSCO Holdings Inc.	181,129	58,865,797
Posco International Corp.(a)	134,094	5,687,816
Samsung Biologics Co. Ltd.(a)(b)	44,551	25,922,839
Samsung C&T Corp.	209,368	24,649,707
Samsung Electro-Mechanics Co. Ltd.	139,657	14,717,197
Samsung Electronics Co. Ltd.	12,025,628	663,728,987
Samsung Engineering Co. Ltd.(a)	392,316	7,255,943
Samsung Fire & Marine Insurance Co. Ltd.(a)	76,986	17,229,389
Samsung Heavy Industries Co. Ltd.(a)	1,637,427	9,734,590
Samsung Life Insurance Co. Ltd.	200,614	14,602,878
Samsung SDI Co. Ltd.	139,104	39,518,213
Samsung SDS Co. Ltd.	95,539	11,492,449
Samsung Securities Co. Ltd.	158,691	4,959,568
Shinhan Financial Group Co. Ltd.	1,089,380	35,611,374
SK Biopharmaceuticals Co. Ltd.(a)	79,570	5,798,968
SK Bioscience Co. Ltd.(a)	68,348	3,158,553
SK Hynix Inc.	1,375,659	162,168,778
SK IE Technology Co. Ltd.(a)(b)	69,801	3,850,047
SK Inc.	92,680	13,368,595
SK Innovation Co. Ltd.(a)	151,712	13,385,237
SK Square Co. Ltd.(a)	251,349	13,188,952
SK Telecom Co. Ltd.	147,168	5,825,534
SKC Co. Ltd.(a)	48,799	3,040,528
S-Oil Corp.	111,473	6,404,070
Woori Financial Group Inc.	1,510,662	16,926,764
Yuhan Corp.	142,936	7,249,984

		2,101,227,356

Taiwan — 16.7%
Accton Technology Corp.	1,259,000	20,718,652
Acer Inc.(c)	7,429,121	10,624,911
Advantech Co. Ltd.	1,229,213	15,170,900
Airtac International Group(c)	348,526	13,353,160
Alchip Technologies Ltd.	187,000	24,531,118
ASE Technology Holding Co. Ltd.	7,781,110	34,350,809
Asia Cement Corp.	5,865,077	7,507,650
Asustek Computer Inc.	1,773,968	25,560,497
AUO Corp.	16,657,200	9,238,450
Catcher Technology Co. Ltd.	1,481,210	9,228,849
Cathay Financial Holding Co. Ltd.	23,712,000	33,833,142
Chailease Holding Co. Ltd.(c)	3,884,081	21,474,502
Chang Hwa Commercial Bank Ltd.	13,872,047	7,816,277
Cheng Shin Rubber Industry Co. Ltd.	4,979,128	7,401,295
China Airlines Ltd.(c)	7,453,000	4,720,000
China Development Financial Holding Corp.(a)	40,604,588	16,140,108
China Steel Corp.(c)	29,950,313	23,325,105
Chunghwa Telecom Co. Ltd.(c)	9,536,410	36,330,475
Compal Electronics Inc.	10,573,908	12,210,387
CTBC Financial Holding Co. Ltd.	44,247,772	41,190,827
Delta Electronics Inc.	4,901,000	45,670,727
E Ink Holdings Inc.(c)	2,147,000	16,714,996
E.Sun Financial Holding Co. Ltd.	35,202,378	28,143,002
Eclat Textile Co. Ltd.	451,427	7,715,681
eMemory Technology Inc.	164,000	14,081,406
Eva Airways Corp.	6,681,000	6,651,004

Security	Shares	Value

Taiwan (continued)
Evergreen Marine Corp. Taiwan Ltd.	2,537,324	$13,292,305
Far Eastern New Century Corp.	7,621,038	7,860,774
Far EasTone Telecommunications Co. Ltd.	4,355,000	10,850,041
Feng TAY Enterprise Co. Ltd.(c)	1,325,593	6,934,473
First Financial Holding Co. Ltd.(c)	27,324,089	23,435,211
Formosa Chemicals & Fibre Corp.(c)	8,987,090	16,276,656
Formosa Petrochemical Corp.(c)	2,872,000	6,754,080
Formosa Plastics Corp.(c)	9,791,280	22,221,162
Fubon Financial Holding Co. Ltd.	19,493,073	41,967,179
Gigabyte Technology Co. Ltd.(c)	1,285,000	14,054,929
Global Unichip Corp.(c)	235,000	11,843,982
Globalwafers Co. Ltd.	549,000	9,696,629
Hon Hai Precision Industry Co. Ltd.	31,316,873	102,107,903
Hotai Motor Co. Ltd.	780,380	16,573,152
Hua Nan Financial Holdings Co. Ltd.	22,174,407	15,442,576
Innolux Corp.	22,007,738	10,559,610
Inventec Corp.(c)	6,812,281	11,865,926
Largan Precision Co. Ltd.	253,000	20,763,556
Lite-On Technology Corp.	5,078,246	17,619,769
MediaTek Inc.	3,826,338	138,078,432
Mega Financial Holding Co. Ltd.	29,023,100	35,557,344
Micro-Star International Co. Ltd.	1,830,000	11,074,382
momo.com Inc.	1,000	14,089
Nan Ya Plastics Corp.(c)	12,198,160	23,067,291
Nan Ya Printed Circuit Board Corp.(c)	585,000	3,919,429
Nanya Technology Corp.	3,207,000	6,827,704
Nien Made Enterprise Co. Ltd.	450,000	5,267,803
Novatek Microelectronics Corp.(c)	1,458,000	27,750,623
Parade Technologies Ltd.(c)	196,000	6,304,780
Pegatron Corp.	4,917,414	13,315,169
PharmaEssentia Corp.(a)	591,000	6,141,935
Pou Chen Corp.	5,792,220	5,595,747
Powerchip Semiconductor Manufacturing Corp.(c)	7,729,000	6,756,479
President Chain Store Corp.	1,447,000	12,337,225
Quanta Computer Inc.	6,814,000	50,071,514
Realtek Semiconductor Corp.	1,242,637	22,396,097
Ruentex Development Co. Ltd.	4,123,916	4,745,726
Shanghai Commercial & Savings Bank Ltd. (The)	9,794,229	13,944,959
Shin Kong Financial Holding Co. Ltd.(a)(c)	33,092,149	8,687,843
Silergy Corp.	820,000	10,819,981
SinoPac Financial Holdings Co. Ltd.	26,851,521	17,086,289
Synnex Technology International Corp.	3,244,834	7,993,778
Taishin Financial Holding Co. Ltd.	28,445,523	15,663,469
Taiwan Business Bank	15,952,184	7,067,850
Taiwan Cement Corp.(c)	16,073,748	16,341,634
Taiwan Cooperative Financial Holding Co. Ltd.	26,143,701	21,480,678
Taiwan High Speed Rail Corp.	5,042,000	4,818,160
Taiwan Mobile Co. Ltd.	4,455,600	13,963,164
Taiwan Semiconductor Manufacturing Co. Ltd.	62,072,000	1,360,277,791
Unimicron Technology Corp.(c)	3,459,000	19,653,803
Uni-President Enterprises Corp.	12,129,839	29,454,161
United Microelectronics Corp.(c)	28,157,000	43,413,261
Vanguard International Semiconductor Corp.(c)	2,329,000	5,320,234
Voltronic Power Technology Corp.	169,000	8,588,768
Walsin Lihwa Corp.(c)	7,098,406	8,314,402
Wan Hai Lines Ltd.	1,693,090	2,697,122
Winbond Electronics Corp.(c)	8,061,863	7,127,554
Wistron Corp.(c)	6,585,000	24,112,729
Wiwynn Corp.(c)	241,000	17,792,504
WPG Holdings Ltd.	4,094,449	12,021,733

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Yageo Corp.(c)	841,940	$14,875,705
Yang Ming Marine Transport Corp.	4,246,000	6,698,851
Yuanta Financial Holding Co. Ltd.	25,287,004	21,974,964
Zhen Ding Technology Holding Ltd.(c)	1,653,075	5,260,872

		2,978,497,871

Thailand — 1.6%
Advanced Info Service PCL, NVDR	3,005,600	16,862,457
Airports of Thailand PCL, NVDR(c)	10,712,200	18,983,627
Asset World Corp. PCL, NVDR(c)	20,308,300	2,181,940
Bangkok Dusit Medical Services PCL, NVDR	27,776,100	22,066,996
Bangkok Expressway & Metro PCL, NVDR	19,420,400	4,365,441
Berli Jucker PCL, NVDR	122,500	82,799
BTS Group Holdings PCL, NVDR(c)	19,301,700	2,773,851
Bumrungrad Hospital PCL, NVDR	1,529,000	9,539,963
Central Pattana PCL, NVDR	5,126,700	9,255,148
Central Retail Corp. PCL, NVDR(c)	4,604,634	4,469,659
Charoen Pokphand Foods PCL, NVDR(c)	9,557,700	5,035,934
CP ALL PCL, NVDR	14,766,100	23,676,857
CP Axtra PCL, NVDR	5,384,500	5,000,000
Delta Electronics Thailand PCL, NVDR	7,867,300	15,661,551
Energy Absolute PCL, NVDR(c)	4,262,100	4,194,930
Global Power Synergy PCL, NVDR(c)	1,943,000	2,763,428
Gulf Energy Development PCL, NVDR	7,445,700	8,939,279
Home Product Center PCL, NVDR	15,030,314	4,694,403
Indorama Ventures PCL, NVDR	4,342,780	2,822,277
Intouch Holdings PCL, NVDR	2,552,425	4,823,271
Kasikornbank PCL, NVDR	1,476,000	5,065,065
Krung Thai Bank PCL, NVDR	8,754,500	3,929,080
Krungthai Card PCL, NVDR	2,660,400	3,172,487
Land & Houses PCL, NVDR(c)	20,942,400	4,433,976
Minor International PCL, NVDR	8,203,020	7,263,554
Muangthai Capital PCL, NVDR(c)	1,863,800	2,385,181
PTT Exploration & Production PCL, NVDR(c)	3,483,039	14,626,468
PTT Global Chemical PCL, NVDR(c)	5,703,430	6,036,470
PTT Oil & Retail Business PCL, NVDR	7,576,000	3,821,921
PTT PCL, NVDR	25,346,900	24,193,088
SCB X PCL, NVDR	2,054,300	6,452,403
SCG Packaging PCL, NVDR	3,189,500	2,490,488
Siam Cement PCL (The), NVDR	1,945,300	14,590,778
Thai Oil PCL, NVDR	3,088,200	4,821,481
TMBThanachart Bank PCL, NVDR(c)	61,611,900	3,164,715
True Corp. PCL, NVDR(a)(c)	26,581,520	5,235,451

		279,876,417

Turkey — 0.7%
Akbank TAS	7,901,900	10,520,180
Aselsan Elektronik Sanayi Ve Ticaret AS	3,519,912	6,754,769
BIM Birlesik Magazalar AS	1,146,195	14,225,522
Coca-Cola Icecek A/S	191,640	3,970,065
Enka Insaat ve Sanayi AS	2	2
Eregli Demir ve Celik Fabrikalari TAS(a)(c)	3,562,125	5,189,512
Ford Otomotiv Sanayi AS	180,401	5,874,448
Haci Omer Sabanci Holding AS	2,510,135	6,389,566
KOC Holding AS	1,902,165	10,244,278
Pegasus Hava Tasimaciligi AS(a)	115,187	3,162,379
Sasa Polyester Sanayi AS(a)	3,323,056	4,209,215
Tofas Turk Otomobil Fabrikasi AS	320,399	2,739,597
Turk Hava Yollari AO(a)	1,373,672	12,392,363
Turkcell Iletisim Hizmetleri AS	3,046,632	6,530,971
Turkiye Is Bankasi AS, Class C	22,187,846	7,868,300
Turkiye Petrol Rafinerileri AS	2,415,355	12,513,150
Turkiye Sise ve Cam Fabrikalari AS	3,519,613	5,761,254

Security	Shares	Value

Turkey (continued)
Yapi ve Kredi Bankasi AS	8,522,080	$6,289,171

		124,634,742

United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	7,344,332	17,136,341
Abu Dhabi Islamic Bank PJSC	3,686,333	11,280,955
Abu Dhabi National Oil Co. for Distribution PJSC	7,808,155	7,440,488
Aldar Properties PJSC	9,710,395	14,619,988
Americana Restaurants International PLC	6,411,994	5,987,868
Dubai Islamic Bank PJSC	7,159,505	12,553,183
Emaar Properties PJSC	16,722,720	36,969,871
Emirates NBD Bank PJSC	4,775,352	23,792,576
Emirates Telecommunications Group Co. PJSC	8,801,007	43,370,649
First Abu Dhabi Bank PJSC	11,082,660	41,171,740
Multiply Group PJSC(a)	9,808,613	6,066,145

		220,389,804

Total Common Stocks — 97.3% (Cost: $16,333,606,761)		17,306,052,676

Preferred Stocks

Brazil — 1.6%
Banco Bradesco SA, Preference Shares, NVS	13,477,734	37,279,242
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	639,364	6,162,002
Cia. Energetica de Minas Gerais, Preference Shares, NVS	3,473,474	8,363,840
Companhia Paranaense de Energia, Preference Shares, NVS	2,582,695	5,309,719
Gerdau SA, Preference Shares, NVS	2,945,569	12,739,581
Itau Unibanco Holding SA, Preference Shares, NVS	12,201,922	83,308,168
Itausa SA, Preference Shares, NVS	13,813,595	28,621,438
Petroleo Brasileiro SA, Preference Shares, NVS	11,994,149	96,848,814

		278,632,804

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA,
Class B, Preference Shares	362,493	17,976,969

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	1,129,912	9,235,051

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(d)	25,014,400	2,734

South Korea — 0.7%
Hyundai Motor Co.
Preference Shares, NVS	56,702	6,802,687
Series 2, Preference Shares, NVS	91,427	11,058,784
LG Chem Ltd., Preference Shares, NVS	20,267	4,581,932
Samsung Electronics Co. Ltd., Preference Shares, NVS	2,074,450	99,338,470

		121,781,873

Total Preferred Stocks — 2.4% (Cost: $231,678,968)		427,629,431

24	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

China — 0.0%

Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(a)	255,006	$—

South Korea — 0.0%

LG Display Co. Ltd., (Expires 03/14/24, Strike Price KRW 10070)(a)	187,634	184,591

Total Rights — 0.0% (Cost: $—)		184,591

Total Long-Term Investments — 99.7% (Cost: $16,565,285,729)		17,733,866,698

Short-Term Securities

Money Market Funds — 2.6%

BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(f)(g)(h)	446,818,337	447,041,746
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(f)(g)	12,100,000	12,100,000

Total Short-Term Securities — 2.6% (Cost: $458,792,342)		459,141,746

Total Investments — 102.3% (Cost: $17,024,078,071)		18,193,008,444

Liabilities in Excess of Other Assets — (2.3)%		(408,834,113)

Net Assets — 100.0%		$ 17,784,174,331

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institu-tional, SL Agency Shares	$706,808,674	$—		$(259,894,350)	(a)	$136,479	$(9,057)	$447,041,746	446,818,337	$4,296,969	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	12,100,000	(a)	—		—	—	12,100,000	12,100,000	1,250,603		—

						$136,479	$(9,057)	$459,141,746		$5,547,572		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	1,176	03/15/24	$59,788	$459,969

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$459,969	$—	$—	$—	$459,969

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(311,921)	$—	$—	$—	$(311,921)
Forward foreign currency exchange contracts	—	—	—	16,951	—	—	16,951

	$—	$—	$(311,921)	$16,951	$—	$—	$(294,970)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$553,273	$—	$—	$—	$553,273

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$35,446,358
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$241,108
Average amounts sold — in USD	$481,817

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$2,691,568,489	$14,614,451,598	$32,589	$17,306,052,676
Preferred Stocks	287,867,855	139,758,842	2,734	427,629,431
Rights	—	184,591	—	184,591
Short-Term Securities
Money Market Funds	459,141,746	—	—	459,141,746

	$3,438,578,090	$14,754,395,031	$35,323	$18,193,008,444

26	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Equity Contracts	$459,969	$—	$—	$459,969

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Statements of Assets and Liabilities (unaudited)

February 29, 2024

	iShares Currency Hedged MSCI Emerging Markets ETF	iShares MSCI Emerging Markets ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$—	$17,733,866,698
Investments, at value — affiliated(c)	159,486,724	459,141,746
Cash	1,944	59,212,510
Cash pledged for futures contracts	—	1,912,000
Foreign currency, at value(d)	—	43,334,470
Receivables:
Investments sold	—	94,771,637
Securities lending income — affiliated	2,828	441,311
Capital shares sold	—	130,912
Dividends — unaffiliated	—	33,794,600
Dividends — affiliated	1,528	272,137
Tax reclaims	—	422,604
Variation margin on futures contracts	—	11,704
Unrealized appreciation on forward foreign currency exchange contracts	714,237	—

Total assets	160,207,261	18,427,312,329

LIABILITIES
Cash received as collateral for OTC derivatives	380,000	—
Collateral on securities loaned, at value	40,037,484	446,274,217
Payables:
Investments purchased	549,566	109,707,310
Capital shares redeemed	9,763	15
Deferred foreign capital gain tax	—	76,622,493
Foreign taxes	—	72,312
Investment advisory fees	—	10,017,988
Professional fees	—	443,663
Unrealized depreciation on forward foreign currency exchange contracts	149,245	—

Total liabilities	41,126,058	643,137,998

Commitments and contingent liabilities

NET ASSETS	$119,081,203	$17,784,174,331

NET ASSETS CONSIST OF
Paid-in capital	$145,106,879	$29,556,778,453
Accumulated loss	(26,025,676)	(11,772,604,122)

NET ASSETS	$119,081,203	$17,784,174,331

NET ASSET VALUE
Shares outstanding	4,790,000	442,800,000

Net asset value	$24.86	$40.16

Shares authorized	250 million	5 billion

Par value	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$—	$16,565,285,729

(b) Securities loaned, at value	$39,051,195	$421,954,447

(c) Investments, at cost — affiliated	$174,823,471	$458,792,342

(d) Foreign currency, at cost	$—	$43,722,080

See notes to financial statements.

28	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 29, 2024

	iShares Currency Hedged MSCI Emerging Markets ETF	iShares MSCI Emerging Markets ETF

INVESTMENT INCOME
Dividends — unaffiliated	$—	$160,239,901
Dividends — affiliated	2,434,279	1,250,603
Securities lending income — affiliated — net(a)	29,168	4,296,969
Other income — unaffiliated	—	4,914,480
Foreign taxes withheld	—	(18,785,717)
Foreign withholding tax claims	—	82,898
Other foreign taxes	—	87,099

Total investment income	2,463,447	152,086,233

EXPENSES
Investment advisory	493,444	63,288,949
Interest expense	649	164,973
Commitment costs	633	19,473
Professional	—	499,750

Total expenses	494,726	63,973,145

Less:
Investment advisory fees waived	(494,726)	—

Total expenses after fees waived	—	63,973,145

Net investment income	2,463,447	88,113,088

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(b)	—	214,659,645
Investments — affiliated	(1,456,220)	136,479
Forward foreign currency exchange contracts	2,163,434	16,951
Foreign currency transactions	—	(1,716,632)
Futures contracts	—	(311,921)
In-kind redemptions — unaffiliated(c)	—	(83,400,187)
In-kind redemptions — affiliated(c)	(473,864)	—

	233,350	129,384,335

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(d)	—	349,079,953
Investments — affiliated	4,429,429	(9,057)
Forward foreign currency exchange contracts	(1,498,901)	—
Foreign currency translations	—	(940,902)
Futures contracts	—	553,273

	2,930,528	348,683,267

Net realized and unrealized gain	3,163,878	478,067,602

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,627,325	$566,180,690

(a) Net of securities lending income tax paid of	$—	$465,842

(b) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$(41,498)

(c) See Note 2 of the Notes to Financial Statements.

(d) Net of increase in deferred foreign capital gain tax of	$—	$(56,821,025)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets

	iShares Currency Hedged MSCI Emerging Markets ETF			iShares MSCI Emerging Markets ETF

	Six Months Ended		Six Months Ended
	02/29/24	Year Ended	02/29/24	Year Ended (a)
	(unaudited)	08/31/23	(unaudited)	08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,463,447	$3,305,910	$88,113,088	$498,842,578
Net realized gain (loss)	233,350	(7,873,217)	129,384,335	(723,710,832)
Net change in unrealized appreciation (depreciation)	2,930,528	6,943,243	348,683,267	278,661,967

Net increase in net assets resulting from operations	5,627,325	2,375,936	566,180,690	53,793,713

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(2,496,446)	(10,223,364)	(325,507,865)	(532,484,400)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(18,346,688)	(11,848,604)	(3,814,876,129)	(4,033,313,036)

NET ASSETS
Total decrease in net assets	(15,215,809)	(19,696,032)	(3,574,203,304)	(4,512,003,723)
Beginning of period	134,297,012	153,993,044	21,358,377,635	25,870,381,358

End of period	$119,081,203	$134,297,012	$17,784,174,331	$21,358,377,635

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Emerging Markets ETF

	Six Months Ended
	02/29/24 (unaudited)		Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19

Net asset value, beginning of period	$24.20		$25.20	$31.31	$27.41		$24.38		$25.70

Net investment income(a)	0.47		0.57	0.67	0.44		0.71		0.55
Net realized and unrealized gain (loss)(b)	0.66		0.12	(6.12)	3.92		3.03		(1.27)

Net increase (decrease) from investment operations	1.13		0.69	(5.45)	4.36		3.74		(0.72)

Distributions(c)
From net investment income		(0.47)	(0.56)	(0.66)	(0.46)		(0.71)		(0.60)
From net realized gain	—		(1.13)	—	—		—		—

Total distributions		(0.47)	(1.69)	(0.66)	(0.46)		(0.71)		(0.60)

Net asset value, end of period	$24.86		$24.20	$25.20	$31.31		$27.41		$24.38

Total Return(d)
Based on net asset value	4.71	%(e)	2.93%	(17.62)%	15.96%		15.49%		(2.72)%

Ratios to Average Net Assets(f)
Total expenses	0.78	%(g)	0.79%	0.78%	0.78%		0.78%		0.78%

Total expenses after fees waived	0.00	%(g)	0.00%	0.00%	0.00	%(h)	0.00	%(h)	0.00%

Net investment income	3.89	%(g)	2.36%	2.38%	1.41%		2.84%		2.22%

Supplemental Data
Net assets, end of period (000)	$119,081		$134,297	$153,993	$203,180		$183,626		$180,376

Portfolio turnover rate(i)		4%	11%	4%	6%		9%		7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Rounds to less than 0.01%.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets ETF

	Six Months Ended
	02/29/24		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/23	08/31/22	(a)	08/31/21 (a)	08/31/20 (a)	08/31/19 (a)

Net asset value, beginning of period	$39.26		$39.68	$52.56		$44.56	$40.22	$43.24

Net investment income(b)	0.19		0.82	1.09	(c)	0.75	0.98	0.90
Net realized and unrealized gain (loss)(d)	1.46		(0.35)	(12.88)		8.01	4.52	(3.02)

Net increase (decrease) from investment operations	1.65		0.47	(11.79)		8.76	5.50	(2.12)

Distributions from net investment income(e)		(0.75)	(0.89)	(1.09)		(0.76)	(1.16)	(0.90)

Net asset value, end of period	$40.16		$39.26	$39.68		$52.56	$44.56	$40.22

Total Return(f)
Based on net asset value	4.29	%(g)	1.23%	(22.73	)%(c)	19.72%	13.82%	(4.87)%

Ratios to Average Net Assets(h)
Total expenses	0.73	%(i)	0.70%	0.69%		0.69%	0.70%	0.68%

Total expenses excluding professional fees for foreign withholding tax claims	0.72	%(i)	N/A	0.69%		0.68%	0.70%	0.68%

Net investment income	1.00	%(i)	2.12%	2.38	%(c)	1.45%	2.38%	2.16%

Supplemental Data
Net assets, end of period (000)	$17,784,174		$21,358,378	$25,870,381		$30,983,302	$24,024,571	$24,631,575

Portfolio turnover rate(j)		3%	15%	21%		9%	19%	15%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2022:

• Net investment income per share by $—..

• Total return by 0.01%.

• Ratio of net investment income to average net assets by 0.01%.

(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

32	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Currency Hedged MSCI Emerging Markets	Diversified
MSCI Emerging Markets	Diversified

Currently the iShares Currency Hedged MSCI Emerging Markets ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares MSCI Emerging Markets ETF (the “underlying fund”). The financial statements, including the accounting policies, and Schedule of Investments for the underlying fund are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged MSCI Emerging Markets ETF.

Basis of Consolidation: The accompanying consolidated financial statements for the iShares MSCI Emerging Markets ETF included the accounts of its subsidiary in the Republic of Mauritius, which was a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invested in Indian securities. On June 16, 2023, the Fund filed to liquidate its Subsidiary with the Mauritius Financial Services Commission.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the currency hedged fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

ForeignTaxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

34	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received	(a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Currency Hedged MSCI Emerging Markets
BofA Securities, Inc.	$39,051,195	$(39,051,195)		$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI Emerging Markets
Barclays Capital, Inc.	$12,298,908	$(12,298,908)	$—		$—
BNP Paribas SA	5,933,574	(5,933,574)	—		—
BofA Securities, Inc.	11,930,720	(11,930,720)	—		—
Citigroup Global Markets Ltd	5,839,752	(5,839,752)	—		—
Citigroup Global Markets, Inc.	3,936,632	(3,936,632)	—		—
Goldman Sachs & Co. LLC	61,231,624	(61,231,624)	—		—
Goldman Sachs International	25,533,020	(25,533,020)	—		—
HSBC Bank PLC	14,958,336	(14,958,336)	—		—
J.P. Morgan Securities LLC	21,531,154	(21,531,154)	—		—
J.P. Morgan Securities PLC	30,814,345	(30,814,345)	—		—
Jefferies LLC	153,099	(153,099)	—		—
Macquarie Bank Ltd.	3,083,233	(3,083,233)	—		—
Morgan Stanley	220,347,824	(220,347,824)	—		—
Toronto-Dominion Bank (The)	78,192	(78,192)	—		—
UBS AG	2,395,457	(2,395,457)	—		—
UBS Europe SE	1,719,161	(1,719,161)	—		—
Wells Fargo Bank N.A.	169,416	(169,416)	—		—

	$421,954,447	$(421,954,447)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

36	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to the iShares Currency Hedged MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee of 0.78%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares Currency Hedged MSCI Emerging Markets ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Emerging Markets ETF (“EEM”), after taking into account any fee waivers by EEM.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended February 29, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

Currency Hedged MSCI Emerging Markets	$494,726

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Currency Hedged MSCI Emerging Markets	$9,658
MSCI Emerging Markets	1,013,231

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI Emerging Markets	$6,754,059	$39,915,088	$(73,557,800)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 29, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Currency Hedged MSCI Emerging Markets	$6,182,819	$5,598,217
MSCI Emerging Markets	581,522,769	3,133,814,725

38	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For the six months ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Currency Hedged MSCI Emerging Markets	$2,148,076	$20,367,021
MSCI Emerging Markets	40,259,695	1,596,735,151

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Capital Losses

Currency Hedged MSCI Emerging Markets	$—	$(8,764,793)
MSCI Emerging Markets	(13,713,746,522)	—

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Currency Hedged MSCI Emerging Markets	$176,067,976	$714,237	$(16,730,497)	$(16,016,260)
MSCI Emerging Markets	16,307,041,573	5,378,265,402	(3,491,838,562)	1,886,426,840

9.	LINE OF CREDIT

The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended February 29, 2024, the iShares Currency Hedged MSCI Emerging Markets ETF did not borrow under the Syndicated Credit Agreement.

For the six months ended February 29, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

MSCI Emerging Markets	$89,673,000	$4,833,615	6.44%

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFAgenerally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registereing the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

40	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/29/24		Year Ended 08/31/23

iShares ETF	Shares	Amount	Shares	Amount

Currency Hedged MSCI Emerging Markets
Shares sold	90,000	$2,148,157	2,140,000	$52,467,876
Shares redeemed	(850,000)	(20,494,845)	(2,700,000)	(64,316,480)

	(760,000)	$(18,346,688)	(560,000)	$(11,848,604)

MSCI Emerging Markets
Shares sold	15,300,000	$611,440,069	59,400,000	$2,379,728,785
Shares redeemed	(116,550,000)	(4,426,316,198)	(167,400,000)	(6,413,041,821)

	(101,250,000)	$(3,814,876,129)	(108,000,000)	$(4,033,313,036)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator , to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

12.	FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares MSCI Emerging Markets ETF is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

42	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Currency Hedged MSCI Emerging Markets ETF and iShares MSCI Emerging Markets ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	43

Supplemental Information (unaudited)

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

44	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	45

Glossary of Terms Used in this Report

Currency Abbreviation

BRL	Brazilian Real

CLP	Chilean Peso

CNH	Chinese Yuan

EUR	Euro

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

INR	Indian Rupee

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

46	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-805-0224

FEBRUARY 29, 2024

2024 Semi-Annual Report (Unaudited)

iShares, Inc.

• iShares Emerging Markets Equity Factor ETF | EMGF | Cboe BZX

• iShares ESG Aware MSCI EM ETF | ESGE | NASDAQ

• iShares MSCI Emerging Markets ex China ETF | EMXC | NASDAQ

• iShares MSCI Emerging Markets Min Vol Factor ETF | EEMV | Cboe BZX

• iShares MSCI Global Min Vol Factor ETF | ACWV | Cboe BZX

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of February 29, 2024

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.93%	30.45%

U.S. small cap equities (Russell 2000® Index)	8.97	10.05

International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41

Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 29, 2024	iShares® Emerging Markets Equity Factor ETF

Investment Objective

The iShares Emerging Markets Equity Factor ETF (the “Fund”) seeks to track the investment results of an index composed of stocks of large- and mid-capitalization companies in emerging markets that have favorable exposure to target style factors subject to constraints, as represented by the STOXX Emerging Markets Equity Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	9.63%	14.88%	4.01%	6.20%	14.88%	21.73%	64.08%
Fund Market	10.02	14.56	4.03	6.19	14.56	21.83	63.94
Index	10.31	16.27	4.88	6.78	16.27	26.88	71.60

The inception date of the Fund was December 8, 2015. The first day of secondary market trading was December 10, 2015.

Index performance through February 28, 2023 reflects the performance of the MSCI Emerging Markets Diversified Multiple Factor Index. Index performance beginning on March 1, 2023 reflects the performance of the STOXX Emerging Markets Equity Factor Index, which effective as of March 1, 2023, replaced the MSCI Emerging markets Diversified Multiple Factor Index as the underlying index of the fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,096.30	$ 1.36		$ 1,000.00	$ 1,023.60	$ 1.31		0.26%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	23.7%
Financials	21.9
Consumer Discretionary	12.5
Industrials	8.5
Communication Services	8.2
Consumer Staples	7.1
Materials	5.9
Energy	5.2
Utilities	3.5
Health Care	2.6
Real Estate	0.9

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	23.8%
India	20.3
Taiwan	16.5
South Korea	13.4
Brazil	5.1
Saudi Arabia	2.9
Mexico	2.7
United Arab Emirates	2.2
Indonesia	2.0
South Africa	1.9
Turkey	1.3
Malaysia	1.3
Poland	1.2
Qatar	1.2
Other (each representing less than 1%)	4.2

(a)	Excludes money market funds.

4	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® ESG Aware MSCI EM ETF

Investment Objective

The iShares ESG Aware MSCI EM ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities that have positive environmental, social and governance characteristics as identified by the index provider while exhibiting risk and return characteristics similar to those of the parent index, as represented by the MSCI Emerging Markets Extended ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	3.08%	6.96%	1.17%	5.26%	6.96%	5.98%	48.21%
Fund Market	3.06	6.53	1.08	5.20	6.53	5.52	47.60
Index	3.49	7.64	1.59	5.76	7.64	8.20	53.68

The inception date of the Fund was June 28, 2016. The first day of secondary market trading was June 30, 2016.

Index performance through May 31, 2018 reflects the performance of the MSCI Emerging Markets ESG Focus Index. Index performance beginning on June 1, 2018 reflects the performance of the MSCI Emerging Markets Extended ESG Focus Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period		Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period		Annualized Expense Ratio

$ 1,000.00	$ 1,030.80	$ 1.31	(a)	$ 1,000.00	$ 1,023.60	$ 1.31	(a)	0.26%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	26.5%
Information Technology	22.9
Consumer Discretionary	13.9
Communication Services	9.3
Materials	5.2
Energy	5.1
Consumer Staples	5.1
Industrials	4.8
Health Care	3.9
Utilities	1.8
Real Estate	1.5

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	24.8%
Taiwan	18.6
India	17.2
South Korea	12.6
Brazil	5.0
Saudi Arabia	3.7
South Africa	3.0
Thailand	2.5
Malaysia	2.3
Mexico	2.0
Indonesia	1.7
United Arab Emirates	1.3
Other (each representing less than 1%)	5.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 29, 2024	iShares® MSCI Emerging Markets ex China ETF

Investment Objective

The iShares MSCI Emerging Markets ex China ETF(the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities, excluding China, as represented by the MSCI Emerging Markets ex China Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	10.71%	18.86%	5.25%	3.98%	18.86%	29.16%	29.45%
Fund Market	10.21	18.48	5.19	3.93	18.48	28.78	29.09
Index	11.21	19.71	5.76	4.48	19.71	32.34	33.66

The inception date of the Fund was July 18, 2017. The first day of secondary market trading was July 20, 2017.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,107.10	$ 1.31		$ 1,000.00	$ 1,023.60	$ 1.26		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	28.2%
Financials	24.9
Materials	8.5
Industrials	7.7
Consumer Discretionary	6.7
Energy	6.0
Consumer Staples	6.0
Communication Services	4.6
Health Care	3.2
Utilities	2.9
Real Estate	1.3

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

India	24.1%
Taiwan	22.5
South Korea	16.8
Brazil	7.4
Saudi Arabia	6.1
Mexico	3.5
South Africa	3.4
Indonesia	2.6
Thailand	2.1
Malaysia	1.9
United Arab Emirates	1.7
Poland	1.3
Qatar	1.2
Kuwait	1.1
Other (each representing less than 1%)	4.3

(a)	Excludes money market funds.

6	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® MSCI Emerging Markets Min Vol Factor ETF

Investment Objective

The iShares MSCI Emerging Markets Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader emerging equity markets, as represented by the MSCI Emerging Markets Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	6.03%	9.78%	1.60%	2.66%	9.78%	8.29%	30.07%
Fund Market	5.71	9.75	1.59	2.67	9.75	8.22	30.13
Index	6.63	10.83	2.14	3.04	10.83	11.17	34.96

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,060.30	$ 1.33		$ 1,000.00	$ 1,023.60	$ 1.31		0.26%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	23.5%
Information Technology	16.9
Communication Services	14.6
Consumer Staples	10.3
Health Care	9.2
Consumer Discretionary	8.3
Industrials	4.9
Utilities	4.4
Materials	4.1
Energy	3.1
Real Estate	0.7

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	22.9%
India	20.5
Taiwan	15.8
Saudi Arabia	9.2
South Korea	7.2
Thailand	4.3
Malaysia	4.0
United Arab Emirates	3.7
Qatar	2.5
Kuwait	2.4
Philippines	1.9
Indonesia	1.6
Peru	1.1
Other (each representing less than 1%)	2.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 29, 2024	iShares® MSCI Global Min Vol Factor ETF

Investment Objective

The iShares MSCI Global MinVol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed and emerging equity markets, as represented by the MSCI ACWI Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	7.34%	13.48%	5.66%	7.33%	13.48%	31.67%	102.91%
Fund Market	7.33	13.59	5.61	7.33	13.59	31.35	102.87
Index	7.08	13.11	5.47	7.12	13.11	30.51	98.94

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,073.40	$ 1.03		$ 1,000.00	$ 1,023.90	$ 1.01		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	18.0%
Health Care	16.1
Financials	15.9
Communication Services	12.2
Consumer Staples	11.8
Industrials	8.9
Consumer Discretionary	6.4
Utilities	5.9
Materials	2.4
Energy	2.2
Real Estate	0.2

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	57.3%
Japan	10.5
China	7.5
India	5.6
Taiwan	4.9
Switzerland	2.7
Hong Kong	1.6
Canada	1.3
Saudi Arabia	1.3
Other (each representing less than 1%)	7.3

(a)	Excludes money market funds.

8	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Schedule of Investments (unaudited) February 29, 2024	iShares® Emerging Markets Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.8%
Ambev SA	165,476	$418,758
B3 SA - Brasil Bolsa Balcao	1,027,879	2,652,871
Banco do Brasil SA	128,098	1,490,968
Centrais Eletricas Brasileiras SA	6,688	58,524
Cia. de Saneamento Basico do Estado de Sao Paulo	19,686	313,481
Cia. Energetica de Minas Gerais	60,418	182,551
Cia. Siderurgica Nacional SA	155,076	524,708
CPFL Energia SA	52,801	375,898
CSN Mineracao SA	886,920	1,082,981
Hypera SA	64,078	423,827
JBS SA	507,589	2,354,610
Neoenergia SA	165,152	717,604
Petroleo Brasileiro SA	285,518	2,367,495
Raia Drogasil SA	41,188	220,725
Suzano SA	103,587	1,174,212
TIM SA/Brazil	345,345	1,262,280
Vale SA	319,549	4,306,207
Vibra Energia SA	154,150	801,899
WEG SA	148,569	1,096,537

		21,826,136

Chile — 0.4%
Banco de Chile	3,440,370	399,344
Cencosud SA	420,079	754,443
Colbun SA	3,177,925	436,691
Empresas CMPC SA	292,124	518,594
Quinenco SA	44,987	153,668

		2,262,740

China — 23.6%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	195,800	527,380
3SBio Inc.(a)	458,000	302,182
Agricultural Bank of China Ltd., Class A	1,511,900	878,246
Agricultural Bank of China Ltd., Class H	905,000	371,272
AIMA Technology Group Co. Ltd.	75,700	345,950
Akeso Inc.(a)(b)(c)	288,000	1,726,970
Alibaba Group Holding Ltd.	1,158,948	10,654,994
Anhui Guangxin Agrochemical Co. Ltd.	80,160	163,848
Anhui Gujing Distillery Co. Ltd., Class A	3,400	103,052
Anhui Jinhe Industrial Co. Ltd.	27,000	69,235
ANTA Sports Products Ltd.	86,600	844,268
Atour Lifestyle Holdings Ltd., ADR, ADR	3,480	67,442
Autohome Inc., ADR	11,530	299,665
AVIC Industry-Finance Holdings Co. Ltd., Class A	668,800	307,645
Baidu Inc.(b)	170,000	2,151,077
Bank of China Ltd., Class A	594,300	368,257
Bank of China Ltd., Class H	8,534,000	3,347,899
Bank of Communications Co. Ltd., Class H	1,097,000	718,695
Beijing Tongrentang Co. Ltd., Class A	42,200	260,645
Biem.L.Fdlkk Garment Co. Ltd.	48,100	209,088
Bosideng International Holdings Ltd.	2,540,000	1,277,562
BYD Co. Ltd., Class A	52,800	1,394,587
BYD Co. Ltd., Class H	11,000	270,931
Caida Securities Co. Ltd.	69,600	74,898
China CITIC Bank Corp. Ltd., Class A	594,700	529,942
China Coal Energy Co. Ltd., Class H	639,000	688,151
China Construction Bank Corp., Class H	9,204,000	5,707,917
China International Capital Corp. Ltd., Class H(a)	481,200	603,212
China Medical System Holdings Ltd.	360,000	591,795
China Merchants Bank Co. Ltd., Class H	433,000	1,674,419
China Merchants Securities Co. Ltd., Class H(a)	589,000	468,043

Security	Shares	Value

China (continued)
China National Software & Service Co. Ltd., Class A	77,220	$344,908
China Overseas Property Holdings Ltd.	420,000	353,107
China Pacific Insurance Group Co. Ltd., Class H	38,400	72,839
China Petroleum & Chemical Corp., Class A	522,800	452,402
China Petroleum & Chemical Corp., Class H	2,184,000	1,203,282
China Railway Group Ltd., Class H	357,000	173,891
China Resources Beer Holdings Co. Ltd.	108,000	465,367
China Resources Land Ltd.	52,000	158,826
China Resources Mixc Lifestyle Services Ltd.(a)	44,200	133,211
China Resources Pharmaceutical Group Ltd.(a)	944,000	638,462
China Resources Power Holdings Co. Ltd.	190,000	409,004
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	52,400	399,777
China Shenhua Energy Co. Ltd., Class A	79,700	425,807
China Shenhua Energy Co. Ltd., Class H	210,500	809,939
China World Trade Center Co. Ltd.	39,700	105,327
Chongqing Changan Automobile Co. Ltd., Class A	176,900	364,910
Chongqing Rural Commercial Bank Co. Ltd., Class H	641,000	258,501
Chow Tai Fook Jewellery Group Ltd.(c)	374,400	557,883
CITIC Ltd.	68,000	68,406
CITIC Securities Co. Ltd., Class A	54,800	161,691
CMOC Group Ltd., Class H	435,000	268,355
CNPC Capital Co. Ltd., NVS	62,800	53,919
COFCO Capital Holdings Co. Ltd.	123,700	156,204
COSCO Shipping Holdings Co. Ltd., Class H	466,000	501,668
CSC Financial Co. Ltd., Class A	138,800	447,644
CSC Financial Co. Ltd., Class H(a)	875,000	704,767
Daqo New Energy Corp., ADR(b)(c)	8,497	180,816
DaShenLin Pharmaceutical Group Co. Ltd., Class A	46,020	151,721
Dong-E-E-Jiao Co. Ltd., Class A	45,300	365,621
East Buy Holding Ltd.(a)(b)	59,000	181,866
Eastern Air Logistics Co. Ltd.	65,600	140,991
Ecovacs Robotics Co. Ltd., Class A	50,100	259,002
Focus Media Information Technology Co. Ltd., Class A	325,200	283,529
G-Bits Network Technology Xiamen Co. Ltd., Class A	6,400	192,664
GD Power Development Co. Ltd., Class A	1,126,900	731,835
GF Securities Co. Ltd., Class H	370,600	397,929
Giant Biogene Holding Co. Ltd.(a)(b)(c)	153,000	700,026
Great Wall Motor Co. Ltd., Class H	236,500	266,927
Gree Electric Appliances Inc. of Zhuhai, Class A	40,600	219,715
Gree Real Estate Co. Ltd.(b)	104,000	94,453
Greentown China Holdings Ltd.	203,000	162,318
Guangdong Zhongsheng Pharmaceutical Co. Ltd.	70,900	165,071
Guosen Securities Co. Ltd., Class A	232,200	277,451
Guosheng Financial Holding Inc.(b)	88,000	123,692
H World Group Ltd.	185,800	685,458
Hainan Haide Capital Management Co. Ltd.	104,590	146,296
Hangzhou Binjiang Real Estate Group Co. Ltd.	259,800	271,869
Hangzhou Robam Appliances Co. Ltd., Class A	13,400	46,376
Heilongjiang Agriculture Co. Ltd., Class A	94,300	162,472
Hengdian Group DMEGC Magnetics Co. Ltd.	81,500	162,290
Hisense Home Appliances Group Co. Ltd.	79,800	330,654
Hisense Kelon Electrical Holdings Co. Ltd., Class H	267,000	845,404
Hopson Development Holdings Ltd.(b)	856,368	409,247
Huatai Securities Co. Ltd., Class H(a)	292,200	344,889
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	12,800	65,743
Hundsun Technologies Inc., Class A	41,500	140,336
Industrial & Commercial Bank of China Ltd., Class H	7,503,000	3,846,133
Inner Mongolia ERDOS Resources Co. Ltd., Class B	127,020	114,953
JD Health International Inc.(a)(b)	136,100	513,311
JD.com Inc.	140,850	1,589,616
Jiangsu King’s Luck Brewery JSC Ltd., Class A	55,200	409,896

10	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Emerging Markets Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Jiangsu Phoenix Publishing & Media Corp. Ltd.	197,700	$285,279
Jiangxi Copper Co. Ltd., Class H	107,000	158,800
Jinneng Holding Shanxi Coal Industry Co. Ltd.	146,900	271,075
JiuGui Liquor Co. Ltd., Class A	25,500	215,054
Jizhong Energy Resources Co. Ltd.	235,300	265,379
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	159,400	266,338
Jointown Pharmaceutical Group Co. Ltd., Class A	145,240	164,056
Joyoung Co. Ltd., Class A	64,900	103,559
JOYY Inc., ADR	6,954	219,051
Kanzhun Ltd., ADR	12,043	188,473
KE Holdings Inc., ADR	37,579	510,699
Kehua Data Co. Ltd.	14,600	50,755
Kingboard Holdings Ltd.	198,500	389,351
Kingboard Laminates Holdings Ltd.(c)	1,172,000	725,829
KingClean Electric Co. Ltd.	34,900	105,382
Kingnet Network Co. Ltd.	189,100	328,007
Kuaishou Technology(a)(b)	246,300	1,390,834
Kunlun Energy Co. Ltd.	608,000	518,328
Kweichow Moutai Co. Ltd., Class A	4,200	985,274
Legend Holdings Corp., Class H(a)	155,700	129,788
Lenovo Group Ltd.	1,044,000	1,153,337
Li Auto Inc.(b)	105,000	2,396,306
Lufax Holding Ltd., Class A, ADR(c)	22,040	68,765
Meihua Holdings Group Co. Ltd.	259,500	388,657
Meituan, Class B(a)(b)	445,620	4,524,008
Metallurgical Corp. of China Ltd., Class H	2,746,000	553,470
Midea Group Co. Ltd., Class A	12,800	110,982
MINISO Group Holding Ltd.	20,400	93,760
NetEase Inc.	172,200	3,740,627
New Oriental Education & Technology Group Inc.(b)	102,200	960,504
Newland Digital Technology Co. Ltd., Class A	91,100	243,913
Nongfu Spring Co. Ltd., Class H(a)	417,000	2,358,052
Northeast Securities Co. Ltd., Class A	219,500	218,265
Opple Lighting Co. Ltd.	49,900	113,525
Orient Overseas International Ltd.	113,500	1,757,585
Orient Securities Co. Ltd.(a)	1,267,600	536,861
PDD Holdings Inc., ADR(b)	59,541	7,415,236
People’s Insurance Co. Group of China Ltd. (The), Class H	1,186,000	395,061
Perfect World Co. Ltd., Class A	155,700	252,462
PetroChina Co. Ltd., Class A	1,878,500	2,299,518
PetroChina Co. Ltd., Class H	356,000	279,215
PICC Property & Casualty Co. Ltd., Class H	379,000	518,138
Ping An Insurance Group Co. of China Ltd., Class H	485,000	2,156,876
Pingdingshan Tianan Coal Mining Co. Ltd.	52,900	101,682
Postal Savings Bank of China Co. Ltd., Class H(a)	2,407,000	1,264,574
Qifu Technology Inc.	27,384	423,083
Radiance Holdings Group Co. Ltd.(b)(c)	302,000	82,544
Sanquan Food Co. Ltd., Class A	81,800	140,673
Sealand Securities Co. Ltd., Class A	377,600	186,385
Shaanxi Coal Industry Co. Ltd., Class A	108,500	387,956
Shaanxi Energy Investment Co. Ltd., NVS	216,200	266,564
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	100,229	239,173
Shandong Publishing & Media Co. Ltd.	132,500	194,161
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	318,800	207,254
Shanghai Baosight Software Co. Ltd., Class B	125,328	281,596
Shanghai Flyco Electrical Appliance Co. Ltd.	13,800	91,305
Shanghai International Port Group Co. Ltd., Class A	145,381	109,521
Shanghai M&G Stationery Inc., Class A	9,300	45,919
Shanghai Stonehill Technology Co.Ltd., Class A	307,700	121,901

Security	Shares	Value

China (continued)
Shanghai Wanye Enterprises Co. Ltd.	58,900	$111,356
Shanxi Coal International Energy Group Co. Ltd.	43,100	109,943
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	222,800	798,614
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,200	167,412
Shenwan Hongyuan Group Co. Ltd., Class A	562,600	357,204
Shenzhen CECport Technologies Co. Ltd., NVS	16,100	44,214
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	49,800	201,487
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	110,260	328,018
Simcere Pharmaceutical Group Ltd.(a)(c)	366,000	260,158
Sino Biopharmaceutical Ltd.	1,018,000	404,614
Sinosoft Co. Ltd.	55,300	227,407
Sinotrans Ltd., Class H	2,398,000	1,020,397
Sinotruk Hong Kong Ltd.	363,500	961,038
Sun Art Retail Group Ltd.	541,000	93,283
TAL Education Group, ADR(b)	62,484	920,389
Tencent Holdings Ltd.	435,200	15,245,324
Tianqi Lithium Corp.	22,000	111,783
Tingyi Cayman Islands Holding Corp.	884,000	983,057
Topsports International Holdings Ltd.(a)	338,000	228,731
Trip.com Group Ltd.(b)	36,050	1,636,319
Tsingtao Brewery Co. Ltd., Class H	74,000	473,505
Uni-President China Holdings Ltd.(c)	408,000	244,920
Vipshop Holdings Ltd., ADR(b)	37,387	719,700
Want Want China Holdings Ltd.	1,490,000	822,122
Weichai Power Co. Ltd., Class H	230,000	452,723
Xiamen Xiangyu Co. Ltd.	187,800	178,013
Yadea Group Holdings Ltd.(a)	352,000	553,017
Yankuang Energy Group Co. Ltd., Class A	52,550	188,431
Yankuang Energy Group Co. Ltd., Class H(b)	449,000	1,035,413
Yifeng Pharmacy Chain Co. Ltd., Class A	14,980	81,801
Yixintang Pharmaceutical Group Co. Ltd., Class A	53,300	144,594
Yongan Futures Co. Ltd.	53,400	108,775
Yutong Bus Co. Ltd., Class A	197,200	510,896
Zangge Mining Co. Ltd.	19,400	78,760
Zhejiang Publishing & Media Co. Ltd.	158,400	184,697
Zhejiang Semir Garment Co. Ltd., Class A	227,700	175,449
Zhongshan Broad Ocean Motor Co. Ltd.	198,000	134,792
ZTE Corp., Class H	106,000	238,763

		136,157,778

Colombia — 0.2%
Bancolombia SA	33,252	279,063
Interconexion Electrica SA ESP	168,357	717,179

		996,242

Czech Republic — 0.5%
CEZ AS	24,895	850,536
Komercni Banka AS	53,824	1,873,181

		2,723,717

Egypt — 0.2%
Eastern Co. S.A.E	1,973,210	1,395,768

Greece — 0.7%
Hellenic Telecommunications Organization SA	95,856	1,446,272
JUMBO SA	6,076	177,570
National Bank of Greece SA(b)	87,353	685,892
OPAP SA	57,131	1,041,674
Piraeus Financial Holdings SA(b)	125,641	555,071

		3,906,479

Hong Kong — 0.2%
BOC Hong Kong Holdings Ltd.	534,000	1,402,930

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Emerging Markets Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	68,818	$547,548
OTP Bank Nyrt	13,046	625,495
Richter Gedeon Nyrt	2,990	79,601

		1,252,644

India — 20.2%
3M India Ltd.	2,311	891,265
ABB India Ltd.	26,172	1,715,648
ACC Ltd.	25,136	796,578
Adani Enterprises Ltd.	38,481	1,524,164
AIA Engineering Ltd.	33,698	1,484,541
Ambuja Cements Ltd.	82,298	601,050
Apollo Hospitals Enterprise Ltd.	11,922	877,689
Asian Paints Ltd.	29,947	1,021,448
Axis Bank Ltd.	10,175	131,716
Bajaj Auto Ltd.	17,228	1,641,984
Bajaj Finance Ltd.	14,517	1,132,581
Bharat Electronics Ltd.	1,133,137	2,798,959
Bharti Airtel Ltd.	144,293	1,953,583
Britannia Industries Ltd.	5,058	303,119
CG Power and Industrial Solutions Ltd.	65,462	349,817
Cholamandalam Investment and Finance Co. Ltd.	12,812	167,841
Coal India Ltd.	302,594	1,589,017
Colgate-Palmolive India Ltd.	31,795	966,922
CRISIL Ltd.	17,495	1,056,530
Cummins India Ltd.	38,125	1,259,659
Dr. Reddy’s Laboratories Ltd.	8,340	646,683
Emami Ltd.	122,796	688,575
GAIL India Ltd.	324,030	711,049
General Insurance Corp. of India(a)	130,995	599,584
GlaxoSmithKline Pharmaceuticals Ltd.	21,525	562,521
Godrej Properties Ltd.(b)	17,563	508,042
Havells India Ltd.	50,674	934,957
HCL Technologies Ltd.	117,153	2,347,766
HDFC Bank Ltd.	336,838	5,688,841
Hero MotoCorp Ltd.	29,007	1,545,885
Hindalco Industries Ltd.	177,632	1,077,502
Hindustan Aeronautics Ltd., NVS	48,016	1,782,750
Hindustan Petroleum Corp. Ltd.	66,079	406,231
Hindustan Unilever Ltd.	19,058	554,488
Hindustan Zinc Ltd.	34,822	128,582
ICICI Bank Ltd.	389,018	4,940,825
Indian Hotels Co. Ltd., Class A	23,539	166,609
Indian Oil Corp. Ltd.	353,519	704,982
Indian Railway Finance Corp. Ltd.(a)	1,001,590	1,769,279
Indraprastha Gas Ltd.	97,344	499,599
Indus Towers Ltd.(b)	102,260	311,875
Info Edge India Ltd.	7,502	475,904
Infosys Ltd.	377,917	7,605,387
InterGlobe Aviation Ltd.(a)(b)	22,085	838,611
Jindal Steel & Power Ltd.	13,521	126,144
JSW Energy Ltd.	50,727	310,058
JSW Steel Ltd.	7,887	76,040
Kalyan Jewellers India Ltd.	115,141	551,845
Kotak Mahindra Bank Ltd.	54,479	1,108,374
KPIT Technologies Ltd.	6,050	114,339
L&T Technology Services Ltd.(a)	18,735	1,198,432
Larsen & Toubro Ltd.	58,435	2,449,963
Macrotech Developers Ltd.	11,029	154,538
Mahindra & Mahindra Ltd.	86,190	2,006,910
Marico Ltd.	43,864	276,365
Maruti Suzuki India Ltd.	1,033	140,586
Max Healthcare Institute Ltd.	7,534	72,105

Security	Shares	Value

India (continued)
Mazagon Dock Shipbuilders Ltd.	17,427	$438,196
Mphasis Ltd.	33,697	1,063,037
Muthoot Finance Ltd.	23,297	365,424
Nestle India Ltd., NVS	50,885	1,593,593
NHPC Ltd., NVS	2,809,679	2,975,902
NMDC Ltd.	293,186	797,428
NTPC Ltd.	341,859	1,381,403
Oil & Natural Gas Corp. Ltd.	221,376	704,282
Oil India Ltd.	287,309	1,889,163
Oracle Financial Services Software Ltd.	17,454	1,613,371
Page Industries Ltd.	1,101	455,563
Pidilite Industries Ltd.	2,837	93,671
Polycab India Ltd.	2,308	132,124
Poonawalla Fincorp Ltd.	47,312	266,272
Power Finance Corp. Ltd.	608,325	2,942,897
Power Grid Corp. of India Ltd.	411,705	1,406,580
Procter & Gamble Hygiene & Health Care Ltd.	3,618	686,949
REC Ltd.	438,856	2,336,874
Reliance Industries Ltd.	174,523	6,142,380
SBI Cards & Payment Services Ltd.	20,594	178,662
SBI Life Insurance Co. Ltd.(a)	30,635	572,415
Schaeffler India Ltd.	2,533	88,472
Siemens Ltd.	4,284	241,537
Solar Industries India Ltd.	2,766	223,796
SRF Ltd.	18,839	543,091
Sun Pharmaceutical Industries Ltd.	28,773	547,004
Supreme Industries Ltd.	11,897	594,994
Tata Consultancy Services Ltd.	144,136	7,110,387
Tata Elxsi Ltd.	4,504	424,119
Tata Motors Ltd., Class A	321,650	2,449,215
Tata Steel Ltd.	722,527	1,224,810
Tech Mahindra Ltd.	58,329	896,355
Tube Investments of India Ltd.	29,120	1,222,397
Union Bank of India Ltd.	153,529	270,416
Varun Beverages Ltd.	73,573	1,250,328
Vedant Fashions Ltd.	60,608	751,405
Vedanta Ltd.	36,939	119,028
Wipro Ltd.	468,113	2,920,474
WNS Holdings Ltd.(b)	20,091	1,159,251

		116,419,602

Indonesia — 2.0%
Adaro Energy Indonesia Tbk PT	3,370,500	519,463
Aneka Tambang Tbk	433,400	40,252
Avia Avian Tbk PT	1,433,800	53,830
Bank Central Asia Tbk PT	5,025,900	3,162,628
Bank CIMB Niaga Tbk PT	2,767,300	351,305
Bank Mandiri Persero Tbk PT	2,276,900	1,017,031
Bank Negara Indonesia Persero Tbk PT	592,800	226,559
Bank Rakyat Indonesia Persero Tbk PT	2,375,800	925,810
Bukit Asam Tbk PT	2,663,000	433,584
GoTo Gojek Tokopedia Tbk PT(b)	32,803,300	148,480
Hanjaya Mandala Sampoerna Tbk PT	10,895,700	599,732
Indo Tambangraya Megah Tbk PT	588,700	981,171
Kalbe Farma Tbk PT	688,300	65,161
Pertamina Geothermal Energy PT(a)	6,146,700	472,871
Perusahaan Gas Negara Tbk PT	3,384,400	234,792
Sumber Alfaria Trijaya Tbk PT	7,204,100	1,260,660
Telkom Indonesia Persero Tbk PT	2,597,500	662,127
Unilever Indonesia Tbk PT	1,030,600	179,035
United Tractors Tbk PT	129,400	193,802

		11,528,293

12	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Emerging Markets Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Kuwait — 0.2%
National Bank of Kuwait SAKP	399,572	$1,273,095

Malaysia — 1.3%
Axiata Group Bhd	252,500	148,013
Fraser & Neave Holdings Bhd	55,100	342,524
Genting Bhd	296,800	298,562
Hong Leong Bank Bhd	159,800	664,480
Hong Leong Financial Group Bhd	96,400	345,338
IJM Corp. Bhd	145,300	65,613
Malaysia Airports Holdings Bhd	49,300	88,097
Nestle Malaysia Bhd	18,100	476,386
Petronas Chemicals Group Bhd	64,000	94,463
Petronas Dagangan Bhd	37,900	182,412
Petronas Gas Bhd	83,900	317,178
Public Bank Bhd	846,900	786,034
Sime Darby Bhd	775,900	443,349
Telekom Malaysia Bhd	124,400	158,679
Westports Holdings Bhd	201,300	159,920
YTL Corp. Bhd(c)	3,275,300	1,846,826
YTL Power International Bhd	1,009,200	842,680

		7,260,554

Mexico — 2.7%
America Movil SAB de CV	1,708,830	1,600,125
Banco del Bajio SA(a)	617,294	2,297,253
Cemex SAB de CV(b)	114,721	876,468
Coca-Cola Femsa SAB de CV	152,920	1,492,572
Fomento Economico Mexicano SAB de CV	147,793	1,845,478
Gruma SAB de CV, Class B	59,086	1,052,224
Grupo Aeroportuario del Pacifico SAB de CV, Class B	103,134	1,522,844
Grupo Comercial Chedraui SA de CV	119,125	914,741
Grupo Financiero Banorte SAB de CV, Class O	129,579	1,339,714
Grupo Mexico SAB de CV, Series B	129,576	629,017
Orbia Advance Corp. SAB de CV	109,841	203,129
Wal-Mart de Mexico SAB de CV	417,925	1,673,490

		15,447,055

Netherlands — 0.1%
NEPI Rockcastle NV	36,214	258,388
Pepco Group NV(b)	13,094	65,711

		324,099

Philippines — 0.6%
Bank of the Philippine Islands	650,138	1,447,548
DMCI Holdings Inc.	1,665,900	324,794
International Container Terminal Services Inc.	89,990	461,814
Manila Electric Co.	105,350	730,881
Metropolitan Bank & Trust Co.	54,130	59,701
Semirara Mining & Power Corp., Class A	795,000	456,791

		3,481,529

Poland — 1.2%
Bank Polska Kasa Opieki SA	11,244	487,690
Budimex SA	14,386	2,629,982
LPP SA	360	1,617,390
mBank SA(b)(c)	3,533	615,618
Orange Polska SA	476,797	975,839
PGE Polska Grupa Energetyczna SA(b)	137,761	275,308
Powszechna Kasa Oszczednosci Bank Polski SA	13,819	192,573

		6,794,400

Qatar — 1.1%
Ezdan Holding Group QSC(b)	453,024	107,396
Industries Qatar QSC	533,372	1,888,530
Mesaieed Petrochemical Holding Co. QSC	1,288,797	667,990
Ooredoo QPSC	801,906	2,500,390

Security	Shares	Value

Qatar (continued)
Qatar Islamic Bank SAQ	27,844	$153,862
Qatar National Bank QPSC	315,524	1,317,820

		6,635,988

Russia — 0.0%
Inter RAO UES PJSC(b)(d)	41,455,000	4,531
PhosAgro PJSC(b)(d)	51,000	5
PhosAgro PJSC, New(b)(d)	986	10
TCS Group Holding PLC, GDR(b)(d)(e)	135,475	15
United Co. RUSAL International PJSC(b)(d)	3,441,260	376

		4,937

Saudi Arabia — 2.9%
Al Rajhi Bank	99,669	2,366,961
Alinma Bank	62,838	737,544
Arab National Bank	65,794	489,208
Arabian Internet & Communications Services Co.	4,251	416,333
Banque Saudi Fransi	40,831	415,153
Dar Al Arkan Real Estate Development Co.(b)	72,286	269,400
Dr Sulaiman Al Habib Medical Services Group Co.	11,083	975,965
Elm Co.	11,435	3,225,340
Etihad Etisalat Co.	54,712	806,755
Nahdi Medical Co.	48,510	1,836,765
Riyad Bank	145,339	1,206,619
Riyadh Cables Group Co.	38,580	1,152,842
SABIC Agri-Nutrients Co.	39,313	1,314,306
Saudi Aramco Base Oil Co.	20,934	939,078
Saudi Electricity Co.	48,049	256,489
Saudi Telecom Co.	29,406	332,864

		16,741,622

South Africa — 1.9%
African Rainbow Minerals Ltd.	64,587	568,554
Anglo American Platinum Ltd.	38,016	1,462,425
Bidvest Group Ltd. (The)	33,033	402,424
Clicks Group Ltd.	40,376	631,722
Exxaro Resources Ltd.	75,520	700,758
FirstRand Ltd.	20,740	70,165
Foschini Group Ltd. (The)	18,064	98,654
Gold Fields Ltd.	33,339	439,189
Impala Platinum Holdings Ltd.	200,323	679,812
MTN Group Ltd.	226,719	987,020
MultiChoice Group(b)	224,289	1,220,960
Naspers Ltd., Class N	1,100	180,952
Nedbank Group Ltd.	11,597	132,673
Northam Platinum Holdings Ltd.	91,221	521,643
Sasol Ltd.	39,792	299,887
Sibanye Stillwater Ltd.	236,730	243,995
Standard Bank Group Ltd.	70,089	737,506
Woolworths Holdings Ltd./South Africa	461,725	1,544,781

		10,923,120

South Korea — 13.2%
BGF retail Co. Ltd.	1,870	185,550
Celltrion Inc.	4,298	581,246
CJ CheilJedang Corp.	250	56,341
CJ Corp.(b)	11,784	858,253
CJ Logistics Corp.(b)	3,031	283,256
Coway Co. Ltd.	26,350	1,072,505
DB HiTek Co. Ltd.	20,946	732,102
DB Insurance Co. Ltd.(b)	17,593	1,305,481
DL Holdings Co. Ltd.(b)	16,976	606,884
Doosan Bobcat Inc.	25,906	914,627
Ecopro BM Co. Ltd.(b)	246	49,444
Ecopro Co. Ltd.(b)	644	300,352

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Emerging Markets Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
E-MART Inc.(b)	5,181	$288,191
F&F Co. Ltd./New	6,200	337,533
Hana Financial Group Inc.	66,721	2,838,838
Hanmi Science Co. Ltd.(b)	16,835	521,280
Hanmi Semiconductor Co. Ltd.(b)	7,992	511,328
Hanwha Aerospace Co. Ltd.	7,107	1,001,477
HMM Co. Ltd.(b)	3,648	50,051
Hyosung TNC Corp.	1,334	290,341
Hyundai Engineering & Construction Co. Ltd.(b)	4,224	110,179
Hyundai Glovis Co. Ltd.(b)	4,139	592,559
Hyundai Marine & Fire Insurance Co. Ltd.(b)	16,644	393,659
Hyundai Mobis Co. Ltd.	3,966	723,389
Hyundai Motor Co.	14,169	2,667,561
Hyundai Rotem Co. Ltd.	8,319	209,479
KB Financial Group Inc.	63,781	3,041,983
KCC Corp.	5,503	1,098,571
KEPCO Engineering & Construction Co. Inc.(b)	1,611	85,897
Kia Corp.(b)	39,958	3,741,983
Korea Aerospace Industries Ltd.(b)	4,741	182,929
Korea Investment Holdings Co. Ltd.(b)	18,965	1,012,904
Krafton Inc.(b)	757	129,383
KT Corp.	24,076	706,214
KT&G Corp.	13,357	932,916
Kumho Petrochemical Co. Ltd.(b)	3,094	343,610
LG Chem Ltd.	2,367	808,463
LG Display Co. Ltd.(b)	25,407	216,843
LG Electronics Inc.	12,342	882,301
LG Energy Solution Ltd.(b)	1,510	456,337
LG H&H Co. Ltd.	703	168,849
LG Innotek Co. Ltd.	3,340	507,571
LG Uplus Corp.	66,464	515,493
LS Corp.	4,928	325,844
Meritz Financial Group Inc.	24,180	1,509,170
Mirae Asset Securities Co. Ltd.(b)	10,417	70,691
NAVER Corp.	6,854	1,006,380
NCSoft Corp.	3,852	561,820
Orion Corp./Republic of Korea	6,454	450,143
POSCO Holdings Inc.	7,045	2,289,581
Posco International Corp.(b)	3,964	168,140
Samsung Biologics Co. Ltd.(a)(b)	2,441	1,420,342
Samsung C&T Corp.	793	93,363
Samsung Card Co. Ltd.(b)	21,382	603,008
Samsung Electro-Mechanics Co. Ltd.	8,318	876,559
Samsung Electronics Co. Ltd.	416,342	22,979,112
Samsung Engineering Co. Ltd.(b)	19,793	366,075
Samsung Fire & Marine Insurance Co. Ltd.(b)	7,191	1,609,339
Samsung Life Insurance Co. Ltd.	1,297	94,410
Samsung SDI Co. Ltd.	2,397	680,966
Samsung SDS Co. Ltd.	5,205	626,113
Samsung Securities Co. Ltd.	18,599	581,274
SD Biosensor Inc.(b)	43,055	405,847
Seegene Inc.	47,174	882,254
Shinhan Financial Group Co. Ltd.	74,604	2,438,773
SK Hynix Inc.	13,719	1,617,257
SK Telecom Co. Ltd.	12,036	476,436
Woori Financial Group Inc.	134,015	1,501,620

		75,948,670

Taiwan — 16.4%
Accton Technology Corp.	72,000	1,184,863
Acer Inc.	670,000	958,214
Advantech Co. Ltd.	53,291	657,716
ASE Technology Holding Co. Ltd.	195,000	860,855

Security	Shares	Value

Taiwan (continued)
Asia Vital Components Co. Ltd.	13,000	$219,296
Asustek Computer Inc.	14,000	201,721
AUO Corp.	1,513,800	839,587
Cathay Financial Holding Co. Ltd.	1,355,000	1,933,363
Chicony Electronics Co. Ltd.	150,000	890,446
China Airlines Ltd.	183,000	115,894
China Development Financial Holding Corp.(b)	841,000	334,293
Chunghwa Telecom Co. Ltd.	101,000	384,776
Compal Electronics Inc.	253,000	292,156
CTBC Financial Holding Co. Ltd.	1,873,000	1,743,600
Delta Electronics Inc.	134,000	1,248,700
Far EasTone Telecommunications Co. Ltd.	287,000	715,031
Feng TAY Enterprise Co. Ltd.	36,880	192,928
Formosa Sumco Technology Corp.	82,000	406,296
Fubon Financial Holding Co. Ltd.	1,476,950	3,179,767
Giant Manufacturing Co. Ltd.	12,000	77,550
Gigabyte Technology Co. Ltd.	113,000	1,235,959
Global Unichip Corp.	29,000	1,461,598
Hon Hai Precision Industry Co. Ltd.	771,000	2,513,827
Inventec Corp.	254,000	442,428
King Slide Works Co. Ltd.	23,000	988,172
Kinsus Interconnect Technology Corp.	15,000	45,924
Largan Precision Co. Ltd.	2,000	164,139
Lite-On Technology Corp.	433,718	1,504,852
MediaTek Inc.	138,000	4,979,911
Mega Financial Holding Co. Ltd.	177,134	217,014
Micro-Star International Co. Ltd.	177,000	1,071,129
Nan Ya Plastics Corp.	205,000	387,665
Nan Ya Printed Circuit Board Corp.	31,000	207,696
Nien Made Enterprise Co. Ltd.	24,000	280,949
Novatek Microelectronics Corp.	159,000	3,026,303
Pou Chen Corp.	418,000	403,821
President Chain Store Corp.	103,000	878,185
Quanta Computer Inc.	163,000	1,197,778
Realtek Semiconductor Corp.	144,000	2,595,318
Ruentex Industries Ltd.	496,000	929,726
Shanghai Commercial & Savings Bank Ltd. (The)	714,000	1,016,589
SinoPac Financial Holdings Co. Ltd.	2,083,840	1,325,999
Synnex Technology International Corp.	36,000	88,687
Taiwan Cooperative Financial Holding Co. Ltd.	1,891,550	1,554,171
Taiwan Semiconductor Manufacturing Co. Ltd.	1,784,000	39,095,495
Unimicron Technology Corp.	83,000	471,600
Uni-President Enterprises Corp.	829,000	2,013,011
United Microelectronics Corp.	1,465,000	2,258,779
Voltronic Power Technology Corp.	18,000	914,780
Winbond Electronics Corp.	64,979	57,448
Wistron Corp.	221,000	809,250
Wiwynn Corp.	19,000	1,402,729
Yang Ming Marine Transport Corp.	133,000	209,832
Yuanta Financial Holding Co. Ltd.	2,550,185	2,216,167
Yulon Nissan Motor Co. Ltd.	9,000	47,993

		94,451,976

Thailand — 0.8%
Advanced Info Service PCL, NVDR	137,700	772,545
Central Retail Corp. PCL, NVDR	70,500	68,433
Charoen Pokphand Foods PCL, NVDR(c)	159,700	84,146
Delta Electronics Thailand PCL, NVDR	424,100	844,262
Kasikornbank PCL, NVDR	39,000	133,833
Krung Thai Bank PCL, NVDR	1,710,400	767,639
Krungthai Card PCL, NVDR	296,200	353,214
MK Restaurants Group PCL, NVDR	327,500	342,702
PTT Exploration & Production PCL, NVDR	87,800	368,702

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Emerging Markets Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
SCB X PCL, NVDR	124,800	$391,988
Thai Life Insurance PCL, NVDR(c)	1,497,000	376,640
TOA Paint Thailand PCL, NVDR	110,300	61,580

		4,565,684

Turkey — 1.3%
Akbank TAS	343,865	457,804
Anadolu Efes Biracilik Ve Malt Sanayii AS	217,651	1,085,067
BIM Birlesik Magazalar AS	72,018	893,822
Ford Otomotiv Sanayi AS	14,379	468,227
KOC Holding AS	195,323	1,051,929
Tofas Turk Otomobil Fabrikasi AS	101,365	866,729
Turk Telekomunikasyon AS(b)	122,316	125,717
Turk Traktor ve Ziraat Makineleri AS	33,029	920,072
Turkcell Iletisim Hizmetleri AS	287,745	616,830
Turkiye Garanti Bankasi AS	308,475	623,242
Yapi ve Kredi Bankasi AS	386,658	285,348

		7,394,787

United Arab Emirates — 2.2%
Abu Dhabi Islamic Bank PJSC	877,522	2,685,402
Abu Dhabi National Oil Co. for Distribution PJSC	1,248,635	1,189,840
Dubai Electricity & Water Authority PJSC	2,259,409	1,482,640
Emaar Properties PJSC	617,361	1,364,835
Emirates NBD Bank PJSC	254,322	1,267,126
Emirates Telecommunications Group Co. PJSC	183,783	905,668
Fertiglobe PLC	1,711,783	1,193,091
First Abu Dhabi Bank PJSC	157,872	586,490
International Holding Co. PJSC(b)	16,948	1,845,710

		12,520,802

Total Common Stocks — 97.9% (Cost: $506,847,224)		563,640,647

Preferred Stocks

Brazil — 1.3%
Cia. Energetica de Minas Gerais, Preference Shares, NVS	268,133	645,642
Gerdau SA, Preference Shares, NVS	317,235	1,372,041
Itau Unibanco Holding SA, Preference Shares, NVS	424,105	2,895,561
Petroleo Brasileiro SA, Preference Shares, NVS	316,394	2,554,778

		7,468,022

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	17,567	871,193

South Korea — 0.2%
Kumho Petrochemical Co. Ltd., Preference Shares, NVS	4,034	214,708

Security	Shares	Value

South Korea (continued)
Samsung C&T Corp., Preference Shares, NVS	2,544	$225,954
Samsung Electronics Co. Ltd., Preference Shares, NVS	13,166	630,476

		1,071,138

Total Preferred Stocks — 1.6% (Cost: $7,941,148)		9,410,353

Rights

South Korea — 0.0%
LG Display Co. Ltd., (Expires 03/14/24, Strike Price KRW 10070)(b)	8,015	7,885

Total Rights — 0.0% (Cost: $—)		7,885

Total Long-Term Investments — 99.5% (Cost: $514,788,372)		573,058,885

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(f)(g)(h)	2,614,588	2,615,895
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(f)(g)	3,480,000	3,480,000

Total Short-Term Securities — 1.1% (Cost: $6,094,105)		6,095,895

Total Investments — 100.6% (Cost: $520,882,477)		579,154,780

Liabilities in Excess of Other Assets — (0.6)%		(3,491,181)

Net Assets — 100.0%		$575,663,599

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Emerging Markets Equity Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$15,390,096	$—		$(12,776,421	)(a)	$2,039	$181	$2,615,895	2,614,588	$90,337	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	3,480,000	(a)	—		—	—	3,480,000	3,480,000	72,728		—

						$2,039	$181	$6,095,895		$163,065		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	30	03/15/24	$1,525	$1,068

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,068	$—	$—	$—	$1,068

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$58,723	$—	$—	$—	$58,723

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(821)	$—	$—	$—	$(821)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$762,600

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® Emerging Markets Equity Factor ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$104,108,600	$459,527,110	$4,937	$563,640,647
Preferred Stocks	7,468,022	1,942,331	—	9,410,353
Rights	—	7,885	—	7,885
Short-Term Securities
Money Market Funds	6,095,895	—	—	6,095,895

	$117,672,517	$461,477,326	$4,937	$579,154,780

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,068	$—	$—	$1,068

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) February 29, 2024	iShares® ESG Aware MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.8%
Atacadao SA	1,840,256	$4,475,608
B3 SA - Brasil Bolsa Balcao	4,442,710	11,466,269
Banco do Brasil SA	468,924	5,457,935
Banco Santander Brasil SA	1,110,257	6,387,590
CCR SA	3,410,843	9,454,933
Cosan SA	3,489,908	11,934,670
Engie Brasil Energia SA	1,610,750	13,615,440
Hapvida Participacoes e Investimentos SA(a)(b)	5,712,469	4,217,328
Localiza Rent a Car SA	872,361	9,300,785
Localiza Rent a Car SA, NVS(b)	3,177	32,338
Lojas Renner SA	2,650,517	8,424,326
Natura & Co. Holding SA(b)	1,395,259	4,577,795
Petroleo Brasileiro SA	1,097,327	9,098,956
PRIO SA	449,081	3,948,690
Raia Drogasil SA	1,348,333	7,225,683
Rumo SA	853,780	3,902,131
TOTVS SA	1,788,752	11,043,189
Ultrapar Participacoes SA	2,381,143	14,063,358
Vibra Energia SA	2,863,373	14,895,461

		153,522,485

Chile — 0.5%
Empresas Copec SA	856,148	5,494,604
Enel Americas SA	140,132,285	14,287,964

		19,782,568

China — 24.7%
AAC Technologies Holdings Inc.	1,794,500	4,461,396
Agricultural Bank of China Ltd., Class A	11,753,000	6,827,191
Agricultural Bank of China Ltd., Class H	31,528,000	12,934,220
Alibaba Group Holding Ltd.	8,876,768	81,610,141
Alibaba Health Information Technology Ltd.(b)(c)	12,556,000	5,486,383
Baidu Inc.(b)	1,291,262	16,338,850
Bank of China Ltd., Class H	24,727,000	9,700,434
Bosideng International Holdings Ltd.	9,624,000	4,840,651
BYD Co. Ltd., Class A	184,855	4,882,507
BYD Co. Ltd., Class H	756,500	18,632,645
China Construction Bank Corp., Class A	6,727,200	6,527,931
China Construction Bank Corp., Class H	80,250,000	49,767,525
China International Capital Corp. Ltd., Class H(a)	3,231,600	4,050,999
China Medical System Holdings Ltd.	5,538,000	9,103,784
China Mengniu Dairy Co. Ltd.	4,930,000	12,326,684
China Merchants Bank Co. Ltd., Class A	892,540	3,952,466
China Merchants Bank Co. Ltd., Class H	3,224,000	12,467,267
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	3,233,200	4,218,604
China Minsheng Banking Corp. Ltd., Class A	6,917,900	3,878,263
China Resources Gas Group Ltd.	2,238,100	6,753,960
China Resources Land Ltd.	1,423,500	4,347,873
China Resources Pharmaceutical Group Ltd.(a)	6,470,500	4,376,241
China Ruyi Holdings Ltd.(b)	18,760,000	3,682,409
Chow Tai Fook Jewellery Group Ltd.(c)	2,823,400	4,207,066
CMOC Group Ltd., Class A	12,524,400	10,660,580
CMOC Group Ltd., Class H	13,470,000	8,309,737
Contemporary Amperex Technology Co. Ltd., Class A	493,985	11,172,679
CSC Financial Co. Ltd., Class A	1,256,100	4,051,051
CSPC Pharmaceutical Group Ltd.	5,131,520	3,996,683
ENN Energy Holdings Ltd.	1,295,100	10,516,000
ENN Natural Gas Co. Ltd., Class A	1,529,100	3,974,251
Far East Horizon Ltd.	5,845,000	4,695,708
Fosun International Ltd.	18,057,000	10,417,744

Security	Shares	Value

China (continued)
Ganfeng Lithium Group Co. Ltd., Class A	930,450	$5,159,671
Geely Automobile Holdings Ltd.	6,983,000	7,599,402
Haier Smart Home Co. Ltd., Class A	1,264,200	4,210,938
Haier Smart Home Co. Ltd., Class H	2,438,200	7,384,432
Haitong Securities Co. Ltd., Class A	3,163,200	4,007,066
Hansoh Pharmaceutical Group Co. Ltd.(a)	3,030,000	5,340,571
Huatai Securities Co. Ltd., Class A	4,706,802	9,478,336
Huatai Securities Co. Ltd., Class H(a)	4,037,200	4,765,187
Industrial & Commercial Bank of China Ltd., Class A	12,185,000	9,004,631
Industrial & Commercial Bank of China Ltd., Class H	51,550,000	26,425,184
Industrial Bank Co. Ltd., Class A	3,629,900	8,386,689
Innovent Biologics Inc.(a)(b)	1,336,000	7,226,464
JD.com Inc.	1,377,028	15,540,973
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	700,900	4,136,425
Kingboard Holdings Ltd.	1,947,000	3,818,978
Kingdee International Software Group Co. Ltd.(b)	4,532,000	4,873,201
Kuaishou Technology(a)(b)	1,483,800	8,378,886
Lenovo Group Ltd.	19,260,000	21,277,086
Li Auto Inc.(b)	1,604,228	36,611,627
Longfor Group Holdings Ltd.(a)	3,456,500	4,361,737
Meituan, Class B(a)(b)	2,508,430	25,465,998
MINISO Group Holding Ltd.	854,600	3,978,564
NetEase Inc.	1,306,070	28,371,199
New Oriental Education & Technology Group Inc.(b)	442,100	4,192,595
NIO Inc., ADR(b)(c)	1,122,730	6,455,697
Nongfu Spring Co. Ltd., Class H(a)	1,608,200	9,094,050
Orient Securities Co. Ltd., Class A	5,040,405	6,162,018
PDD Holdings Inc., ADR(b)	286,389	35,666,886
Ping An Insurance Group Co. of China Ltd., Class H	4,487,000	19,954,438
Pop Mart International Group Ltd.(a)	1,670,800	4,165,260
Shanghai Electric Group Co. Ltd., Class A(b)	7,421,000	4,361,897
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,231,384	4,193,523
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,880,600	4,724,224
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,037,100	4,883,963
Shenzhen Inovance Technology Co. Ltd., Class A	467,900	4,097,385
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	312,900	12,511,081
Sino Biopharmaceutical Ltd.	12,058,000	4,792,569
Sinopharm Group Co. Ltd., Class H	1,589,200	4,447,271
Sungrow Power Supply Co. Ltd., Class A	348,867	4,211,965
Sunny Optical Technology Group Co. Ltd.	889,600	5,725,384
Tencent Holdings Ltd.	3,485,200	122,088,705
Tianqi Lithium Corp., Class A	635,300	4,716,255
Tongcheng Travel Holdings Ltd.(b)	5,805,600	14,594,991
Trip.com Group Ltd.(b)	137,521	6,242,116
Vipshop Holdings Ltd., ADR(b)	638,974	12,300,249
WuXi AppTec Co. Ltd., Class A	1,211,700	9,131,679
Wuxi Biologics Cayman Inc.(a)(b)	5,994,500	14,198,621
Xiaomi Corp., Class B(a)(b)	3,793,600	6,374,854
XPeng Inc.(b)	2,037,896	9,537,949
Yadea Group Holdings Ltd.(a)	6,350,000	9,976,293
Yum China Holdings Inc.	449,564	19,281,800
Yunnan Baiyao Group Co. Ltd., Class A	1,180,120	8,147,316
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	1,390,500	4,866,173

		1,000,070,375

Colombia — 0.1%
Bancolombia SA	577,346	4,845,294

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG Aware MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	2,537,904	$3,622,998

Greece — 0.8%
Motor Oil Hellas Corinth Refineries SA	179,193	5,119,779
Mytilineos SA	387,599	15,081,005
OPAP SA	719,594	13,120,420

		33,321,204

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	1,564,898	12,451,068

India — 17.2%
ABB India Ltd.	76,987	5,046,715
Adani Green Energy Ltd.(b)	219,254	5,011,048
Asian Paints Ltd.	755,820	25,779,901
Astral Ltd.	308,599	7,700,886
AU Small Finance Bank Ltd.(a)	921,851	6,319,304
Axis Bank Ltd.	1,387,497	17,961,184
Bajaj Finance Ltd.	168,506	13,146,434
Bandhan Bank Ltd.(a)	1,631,999	3,843,233
Bharti Airtel Ltd.	1,263,717	17,109,462
Dabur India Ltd.	1,536,866	9,980,093
DLF Ltd.	1,025,996	11,146,080
Eicher Motors Ltd.	86,057	3,932,528
Havells India Ltd.	263,877	4,868,643
HCL Technologies Ltd.	1,541,526	30,892,436
HDFC Bank Ltd.	2,266,892	38,285,433
Hero MotoCorp Ltd.	277,440	14,785,757
Hindalco Industries Ltd.	797,291	4,836,307
Hindustan Unilever Ltd.	788,327	22,936,180
ICICI Bank Ltd.	4,003,612	50,848,927
ICICI Prudential Life Insurance Co. Ltd.(a)	1,458,460	9,373,452
IDFC First Bank Ltd.(b)	13,286,819	12,981,504
Indian Hotels Co. Ltd., Class A	1,429,519	10,118,157
Info Edge India Ltd.	123,034	7,804,901
Infosys Ltd.	2,791,073	56,168,923
Kotak Mahindra Bank Ltd.	1,206,163	24,539,361
Macrotech Developers Ltd.	395,669	5,560,470
Mahindra & Mahindra Ltd.	569,563	13,262,118
Mahindra & Mahindra Ltd., GDR	596,167	13,946,234
Marico Ltd.	4,110,963	25,901,102
PI Industries Ltd.	180,277	7,985,278
Power Grid Corp. of India Ltd.	4,190,675	14,317,339
Reliance Industries Ltd.	2,094,083	73,701,763
SBI Cards & Payment Services Ltd.	498,507	4,326,662
Supreme Industries Ltd.	219,956	11,000,458
Suzlon Energy Ltd.(b)	2,359,022	1,287,392
Tata Consultancy Services Ltd.	297,589	14,680,392
Tata Consumer Products Ltd.	1,252,835	17,966,775
Tata Elxsi Ltd.	53,073	4,997,619
Tech Mahindra Ltd.	379,664	5,834,382
Titan Co. Ltd.	104,200	4,553,694
Trent Ltd.	240,457	11,238,099
TVS Motor Co. Ltd.	714,844	18,420,874
United Spirits Ltd.	317,826	4,467,578
Varun Beverages Ltd.	546,773	9,292,075
Zomato Ltd.(b)	8,745,358	17,406,852

		695,564,005

Indonesia — 1.7%
Bank Central Asia Tbk PT	18,124,500	11,405,130
Bank Negara Indonesia Persero Tbk PT	12,497,600	4,776,385
Bank Rakyat Indonesia Persero Tbk PT	38,990,200	15,193,845
Barito Pacific Tbk PT	63,088,500	3,921,477

Security	Shares	Value

Indonesia (continued)
GoTo Gojek Tokopedia Tbk PT(b)	752,494,027	$3,406,070
Kalbe Farma Tbk PT	125,155,300	11,848,350
Merdeka Copper Gold Tbk PT(b)	43,709,500	6,286,626
Sarana Menara Nusantara Tbk PT	59,794,000	3,500,508
Telkom Indonesia Persero Tbk PT	17,158,800	4,373,938
Unilever Indonesia Tbk PT	22,415,000	3,893,920

		68,606,249

Kazakhstan — 0.0%
Polymetal International PLC(b)(d)	1,747,485	192

Kuwait — 0.3%
Kuwait Finance House KSCP	4,429,640	11,670,601

Malaysia — 2.3%
AMMB Holdings Bhd	11,900,600	10,893,637
Axiata Group Bhd	9,828,600	5,761,422
CIMB Group Holdings Bhd	7,544,500	10,273,936
Malayan Banking Bhd	9,364,100	18,813,506
Maxis Bhd(c)	12,690,700	9,948,246
Press Metal Aluminium Holdings Bhd	5,436,800	5,365,806
Public Bank Bhd	25,180,500	23,370,794
Sime Darby Bhd	18,056,800	10,317,649

		94,744,996

Mexico — 2.0%
Arca Continental SAB de CV	1,143,496	12,318,365
Cemex SAB de CV, NVS(b)	9,068,493	6,932,688
Fomento Economico Mexicano SAB de CV	1,686,161	21,054,939
Grupo Bimbo SAB de CV, Series A	1,336,217	5,589,702
Grupo Financiero Banorte SAB de CV, Class O	2,193,717	22,680,776
Wal-Mart de Mexico SAB de CV	3,507,986	14,046,968

		82,623,438

Netherlands — 0.7%
NEPI Rockcastle NV	3,653,334	26,066,671

Peru — 0.3%
Credicorp Ltd.	66,717	11,400,601

Poland — 0.8%
Allegro.eu SA (a)(b)	1,588,295	12,835,669
Budimex SA	37,596	6,873,126
KGHM Polska Miedz SA	147,450	3,985,222
ORLEN SA	252,201	3,917,520
Santander Bank Polska SA	32,410	4,469,593

		32,081,130

Qatar — 0.6%
Qatar Fuel QSC	474,481	1,945,600
Qatar National Bank QPSC	5,017,963	20,958,063

		22,903,663

Russia — 0.0%
Gazprom PJSC(b)(d)	7,224,690	790
LUKOIL PJSC(b)(d)	725,046	79
Novatek PJSC(b)(d)	1,686,230	184
Novolipetsk Steel PJSC(b)(d)	5,130,970	561
PhosAgro PJSC(b)(d)	249,741	27
PhosAgro PJSC, New(b)(d)	4,826	48
Polyus PJSC(b)(d)	43,646	5
Rosneft Oil Co. PJSC(b)(d)	759,129	83
Sberbank of Russia PJSC(b)(d)	10,004,860	1,093
TCS Group Holding PLC, GDR(b)(d)(e)	124,025	14
Yandex NV(b)(d)	87,150	10

		2,894

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG Aware MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia — 3.7%
Al Rajhi Bank	1,331,365	$31,617,540
Alinma Bank	1,063,478	12,482,283
Bank AlBilad	621,252	8,199,492
Dr Sulaiman Al Habib Medical Services Group Co.	209,692	18,465,408
Etihad Etisalat Co.	1,343,072	19,804,251
Mobile Telecommunications Co. Saudi Arabia	1,712,402	6,803,400
Riyad Bank	1,384,191	11,491,690
Saudi Arabian Mining Co.(b)	672,274	8,920,993
Saudi Basic Industries Corp.	1,068,136	22,440,474
Savola Group (The)	630,119	8,904,969

		149,130,500

South Africa — 3.0%
Absa Group Ltd.	433,515	3,700,820
Bidvest Group Ltd. (The)	446,711	5,442,049
FirstRand Ltd.	3,572,989	12,087,755
Gold Fields Ltd.	1,021,992	13,463,143
Kumba Iron Ore Ltd.	332,971	9,321,625
MTN Group Ltd.	1,056,311	4,598,643
Naspers Ltd., Class N	131,499	21,631,791
Nedbank Group Ltd.	809,288	9,258,498
Standard Bank Group Ltd.	576,301	6,064,081
Vodacom Group Ltd.	4,658,392	22,835,350
Woolworths Holdings Ltd./South Africa	3,871,627	12,953,196

		121,356,951

South Korea — 12.0%
CJ CheilJedang Corp.	30,200	6,806,049
DB Insurance Co. Ltd.(b)	54,046	4,010,459
Ecopro Co. Ltd.(b)	8,895	4,148,502
Hana Financial Group Inc.	339,098	14,427,904
Hanwha Aerospace Co. Ltd.	48,287	6,804,325
Hanwha Solutions Corp.	160,048	3,341,992
Kakao Corp.	301,921	12,118,502
KB Financial Group Inc.	584,195	27,862,710
LG Chem Ltd.	26,945	9,203,229
LG Corp.	1	70
LG Display Co. Ltd.(b)	308,894	2,636,336
LG Electronics Inc.	54,113	3,868,415
NAVER Corp.	165,645	24,321,833
NCSoft Corp.	26,300	3,835,896
POSCO Future M Co. Ltd.(b)	18,922	4,522,859
POSCO Holdings Inc.	53,164	17,277,969
Samsung C&T Corp.	50,045	5,891,992
Samsung Electro-Mechanics Co. Ltd.	80,390	8,471,580
Samsung Electronics Co. Ltd.	3,072,562	169,583,531
Samsung Engineering Co. Ltd.(b)	219,458	4,058,909
Samsung Fire & Marine Insurance Co. Ltd.(b)	21,349	4,777,884
Samsung SDI Co. Ltd.	31,832	9,043,189
Samsung Securities Co. Ltd.	269,741	8,430,212
Shinhan Financial Group Co. Ltd.	490,462	16,032,997
SK Biopharmaceuticals Co. Ltd.(b)	120,314	8,755,202
SK Hynix Inc.	354,346	41,771,877
SK Inc.	198,469	28,628,094
SK Innovation Co. Ltd.(b)	77,173	6,808,815
SKC Co. Ltd.(b)	61,513	3,832,702
Woori Financial Group Inc.	2,227,067	24,953,985

		486,228,019

Taiwan — 18.5%
Accton Technology Corp.	230,000	3,784,980
Acer Inc.	11,804,000	16,881,734
ASE Technology Holding Co. Ltd.	1,474,000	6,507,181
Asustek Computer Inc.	425,000	6,123,679

Security	Shares	Value

Taiwan (continued)
Cathay Financial Holding Co. Ltd.	14,918,769	$21,286,641
Chailease Holding Co. Ltd.	1,104,331	6,105,681
Chunghwa Telecom Co. Ltd.	2,891,000	11,013,726
Compal Electronics Inc.	4,055,000	4,682,575
CTBC Financial Holding Co. Ltd.	22,837,000	21,259,261
Delta Electronics Inc.	2,249,000	20,957,654
E.Sun Financial Holding Co. Ltd.	50,802,836	40,614,993
Evergreen Marine Corp. Taiwan Ltd.	831,000	4,350,923
Far EasTone Telecommunications Co. Ltd.	4,771,000	11,886,463
First Financial Holding Co. Ltd.	55,781,213	47,842,198
Fubon Financial Holding Co. Ltd.	12,061,136	25,966,755
Hotai Motor Co. Ltd.	187,000	3,971,372
Lite-On Technology Corp.	3,205,000	11,120,249
MediaTek Inc.	785,000	28,327,756
Mega Financial Holding Co. Ltd.	17,013,691	20,844,144
momo.com Inc.	5,000	70,443
Quanta Computer Inc.	896,000	6,584,103
SinoPac Financial Holdings Co. Ltd.	28,271,962	17,990,151
Taishin Financial Holding Co. Ltd.	21,240,438	11,696,004
Taiwan Semiconductor Manufacturing Co. Ltd.	16,701,000	365,994,319
United Microelectronics Corp.	8,219,000	12,672,287
Voltronic Power Technology Corp.	164,000	8,334,663
Wistron Corp.	2,443,000	8,945,694
WPG Holdings Ltd.	1,343,000	3,942,815

		749,758,444

Thailand — 2.6%
Advanced Info Service PCL, NVDR	3,055,200	17,140,730
Asset World Corp. PCL, NVDR(c)	58,357,600	6,269,987
Bangkok Dusit Medical Services PCL, NVDR	15,764,700	12,524,421
BTS Group Holdings PCL, NVDR	54,001,500	7,760,566
Delta Electronics Thailand PCL, NVDR	3,801,000	7,566,707
PTT Exploration & Production PCL, NVDR	2,419,100	10,158,626
PTT Oil & Retail Business PCL, NVDR	19,387,500	9,780,557
PTT PCL, NVDR	22,338,300	21,321,442
Siam Cement PCL (The), NVDR	1,382,200	10,367,230

		102,890,266

Turkey — 0.7%
Akbank TAS	3,145,359	4,187,568
Aselsan Elektronik Sanayi Ve Ticaret AS	2,979,506	5,717,721
Haci Omer Sabanci Holding AS	4,692,744	11,945,412
Yapi ve Kredi Bankasi AS	10,693,770	7,891,847

		29,742,548

United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	4,984,181	11,629,462
Abu Dhabi Islamic Bank PJSC	2,829,423	8,658,630
Aldar Properties PJSC	2,908,205	4,378,598
Emirates Telecommunications Group Co. PJSC	2,802,026	13,808,157
First Abu Dhabi Bank PJSC	3,807,798	14,145,852

		52,620,699

Total Common Stocks — 98.0% (Cost: $3,849,679,413)		3,965,007,859

Preferred Stocks

Brazil — 1.2%
Banco Bradesco SA, Preference Shares, NVS	2,051,198	5,673,588
Cia. Energetica de Minas Gerais, Preference Shares, NVS	1,787,659	4,304,536
Gerdau SA, Preference Shares, NVS	1,277,194	5,523,862
Itau Unibanco Holding SA, Preference Shares, NVS	604,183	4,125,037

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG Aware MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Petroleo Brasileiro SA, Preference Shares, NVS	3,511,253	$28,352,215

		47,979,238

Colombia — 0.2%
Bancolombia SA, Preference Shares, NVS	874,406	7,146,737

South Korea — 0.5%
Samsung Electronics Co. Ltd., Preference Shares, NVS	431,789	20,676,931

Total Preferred Stocks — 1.9% (Cost: $61,456,300)		75,802,906

Rights

South Korea — 0.0%
LG Display Co. Ltd., (Expires 03/14/24, Strike Price KRW 10070)(b)	134,439	132,258

Total Rights — 0.0% (Cost: $—)		132,258

Total Long-Term Investments — 99.9% (Cost: $3,911,135,713)		4,040,943,023

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(f)(g)(h)	12,725,181	12,731,543

Total Short-Term Securities — 0.3% (Cost: $12,727,216)		12,731,543

Total Investments — 100.2% (Cost: $3,923,862,929)		4,053,674,566

Liabilities in Excess of Other Assets — (0.2)%		(8,209,586)

Net Assets — 100.0%		$4,045,464,980

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$35,144,856	$—	$(22,418,962	)(a)	$6,122	$(473)	$12,731,543	12,725,181	$91,748	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0	(a)	—	—	—	—	186,647		—

					$6,122	$(473)	$12,731,543		$278,395		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG Aware MSCI EM ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	135	03/15/24	$6,863	$(89,798)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$89,798	$—	$—	$—	$89,798

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(803,111)	$—	$—	$—	$(803,111)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$175,614	$—	$—	$—	$175,614

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,949,928

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$642,286,046	$3,322,718,727	$3,086	$3,965,007,859
Preferred Stocks	55,125,975	20,676,931	—	75,802,906
Rights	—	132,258	—	132,258
Short-Term Securities
Money Market Funds	12,731,543	—	—	12,731,543

	$710,143,564	$3,343,527,916	$3,086	$4,053,674,566

22	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® ESG Aware MSCI EM ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(89,798)	$—	$—	$(89,798)

(a) Derivative financial instruments are options written. Options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $53,009,437 are categorized as Level 2 within the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 5.3%
Ambev SA	9,812,634	$24,832,117
Atacadao SA	1,310,872	3,188,116
B3 SA - Brasil Bolsa Balcao	11,803,244	30,463,201
Banco Bradesco SA	3,370,624	8,339,940
Banco BTG Pactual SA	2,472,480	18,099,324
Banco do Brasil SA	1,785,672	20,783,927
Banco Santander Brasil SA	792,579	4,559,908
BB Seguridade Participacoes SA	1,451,211	9,732,931
Caixa Seguridade Participacoes S/A	1,237,364	3,576,858
CCR SA	2,146,251	5,949,456
Centrais Eletricas Brasileiras SA	2,464,562	21,566,343
Cia. de Saneamento Basico do Estado de Sao Paulo	710,113	11,307,868
Cia. Siderurgica Nacional SA	1,379,409	4,667,309
Cosan SA	2,526,665	8,640,604
CPFL Energia SA	502,553	3,577,750
Energisa SA	466,540	4,771,357
Eneva SA(a)	1,162,199	2,999,540
Engie Brasil Energia SA	433,516	3,664,449
Equatorial Energia SA	2,163,728	14,877,235
Hapvida Participacoes e Investimentos SA(a)(b)	10,250,005	7,567,242
Hypera SA	784,150	5,186,549
JBS SA	1,635,152	7,585,163
Klabin SA	1,557,665	7,072,177
Localiza Rent a Car SA	1,902,904	20,288,047
Localiza Rent a Car SA, NVS(a)	5,652	57,531
Lojas Renner SA	2,013,730	6,400,381
Magazine Luiza SA(a)	6,565,760	2,813,274
Magazine Luiza SA, NVS	547,221	234,471
Natura & Co. Holding SA(a)	1,881,266	6,172,366
Petroleo Brasileiro SA	7,736,572	64,151,093
PRIO SA	1,647,262	14,484,082
Raia Drogasil SA	2,702,148	14,480,743
Rede D’Or Sao Luiz SA(b)	1,214,628	6,186,635
Rumo SA	2,695,050	12,317,502
Sendas Distribuidora SA	2,814,776	8,040,438
Suzano SA	1,659,161	18,807,452
Telefonica Brasil SA	850,443	9,320,298
TIM SA/Brazil	1,759,505	6,431,214
TOTVS SA	1,141,038	7,044,408
Ultrapar Participacoes SA	1,507,699	8,904,678
Vale SA	7,073,536	95,322,199
Vibra Energia SA	2,422,825	12,603,700
WEG SA	3,459,211	25,531,261

		572,601,137

Chile — 0.5%
Banco de Chile	93,799,156	10,876,622
Banco de Credito e Inversiones SA	156,889	4,352,344
Banco Santander Chile	138,449,751	6,732,883
Cencosud SA	2,615,982	4,698,185
Cia. Sud Americana de Vapores SA	31,466,998	2,197,016
Empresas CMPC SA	2,370,476	4,208,192
Empresas Copec SA	835,855	5,364,368
Enel Americas SA	43,469,519	4,432,176
Enel Chile SA	57,865,754	3,475,922
Falabella SA(a)	1,767,294	4,482,388
Latam Airlines Group SA(a)	359,940,660	4,526,923

		55,347,019

Colombia — 0.1%
Bancolombia SA	541,414	4,543,739

Security	Shares	Value

Colombia (continued)
Interconexion Electrica SA ESP	943,665	$4,019,893

		8,563,632

Czech Republic — 0.2%
CEZ AS	336,854	11,508,590
Komercni Banka AS	160,305	5,578,929
Moneta Money Bank AS(b)	686,352	3,012,850

		20,100,369

Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	1,773,810	2,532,212
Eastern Co. S.A.E	790,715	559,319
EFG Holding S.A.E.(a)	822,113	301,736

		3,393,267

Greece — 0.7%
Alpha Services and Holdings SA(a)	4,413,752	8,314,349
Eurobank Ergasias Services and Holdings SA, Class A(a)	5,397,330	11,150,604
Hellenic Telecommunications Organization SA	360,064	5,432,632
JUMBO SA	239,937	7,012,115
Motor Oil Hellas Corinth Refineries SA	117,838	3,366,786
Mytilineos SA	207,516	8,074,195
National Bank of Greece SA(a)	1,613,073	12,665,786
OPAP SA	383,879	6,999,299
Piraeus Financial Holdings SA(a)	1,426,755	6,303,275
Public Power Corp. SA(a)	435,888	5,693,727

		75,012,768

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	937,300	7,457,602
OTP Bank Nyrt	465,861	22,335,853
Richter Gedeon Nyrt	297,622	7,923,448

		37,716,903

India — 24.0%
ABB India Ltd.	112,752	7,391,212
Adani Enterprises Ltd.	357,018	14,140,846
Adani Green Energy Ltd.(a)	661,986	15,129,683
Adani Ports & Special Economic Zone Ltd.	1,106,205	17,561,956
Adani Power Ltd.(a)	1,623,897	10,747,162
Ambuja Cements Ltd.	1,217,348	8,890,697
APL Apollo Tubes Ltd.	331,141	6,167,392
Apollo Hospitals Enterprise Ltd.	210,901	15,526,383
Ashok Leyland Ltd.	3,049,562	6,246,266
Asian Paints Ltd.	797,626	27,205,842
Astral Ltd.	263,976	6,587,348
AU Small Finance Bank Ltd.(b)	358,955	2,460,643
Aurobindo Pharma Ltd.	546,906	6,779,737
Avenue Supermarts Ltd.(a)(b)	341,959	16,149,038
Axis Bank Ltd.	4,717,144	61,063,549
Bajaj Auto Ltd.	142,830	13,612,987
Bajaj Finance Ltd.	570,285	44,492,268
Bajaj Finserv Ltd.	797,366	15,305,295
Bajaj Holdings & Investment Ltd.	57,255	6,315,766
Balkrishna Industries Ltd.	165,632	4,448,917
Bandhan Bank Ltd.(b)	1,631,280	3,841,539
Bank of Baroda	2,145,276	6,863,864
Berger Paints India Ltd.	626,254	4,582,424
Bharat Electronics Ltd.	7,609,592	18,796,434
Bharat Forge Ltd.	546,657	7,580,052
Bharat Heavy Electricals Ltd.	2,150,673	5,902,168
Bharat Petroleum Corp. Ltd.	1,600,392	11,630,642
Bharti Airtel Ltd.	4,679,321	63,353,319
Britannia Industries Ltd.	228,117	13,670,741
CG Power and Industrial Solutions Ltd.	1,310,667	7,003,962

24	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Cholamandalam Investment and Finance Co. Ltd.	885,022	$11,594,052
Cipla Ltd.	1,099,319	19,632,289
Coal India Ltd.	3,184,779	16,724,287
Colgate-Palmolive India Ltd.	273,666	8,322,495
Container Corp. of India Ltd.	508,068	5,985,374
Cummins India Ltd.	290,174	9,587,419
Dabur India Ltd.	1,287,219	8,358,936
Divi’s Laboratories Ltd.	248,562	10,455,269
DLF Ltd.	1,539,232	16,721,706
Dr. Reddy’s Laboratories Ltd.	242,642	18,814,439
Eicher Motors Ltd.	287,760	13,149,706
GAIL India Ltd.	4,848,127	10,638,690
GMR Airports Infrastructure Ltd.(a)	4,979,106	5,044,185
Godrej Consumer Products Ltd.	852,122	12,901,164
Godrej Properties Ltd.(a)	260,674	7,540,469
Grasim Industries Ltd.	553,985	14,622,352
Havells India Ltd.	527,670	9,735,736
HCL Technologies Ltd.	1,965,451	39,387,964
HDFC Asset Management Co. Ltd.(b)	183,640	8,311,024
HDFC Bank Ltd.	5,835,502	98,555,519
HDFC Life Insurance Co. Ltd.(b)	2,015,523	14,148,634
Hero MotoCorp Ltd.	234,455	12,494,935
Hindalco Industries Ltd.	2,802,055	16,997,055
Hindustan Aeronautics Ltd., NVS	421,829	15,661,775
Hindustan Petroleum Corp. Ltd.	1,200,669	7,381,296
Hindustan Unilever Ltd.	1,705,723	49,627,590
ICICI Bank Ltd.	10,720,472	136,158,173
ICICI Lombard General Insurance Co. Ltd.(b)	501,924	10,369,291
ICICI Prudential Life Insurance Co. Ltd.(b)	744,014	4,781,742
IDFC First Bank Ltd.(a)	7,209,972	7,044,295
Indian Hotels Co. Ltd., Class A	1,798,512	12,729,895
Indian Oil Corp. Ltd.	5,950,254	11,865,908
Indian Railway Catering & Tourism Corp. Ltd.	499,463	5,584,758
Indraprastha Gas Ltd.	661,496	3,394,999
IndusInd Bank Ltd.	594,416	10,559,043
Info Edge India Ltd.	147,821	9,377,313
Infosys Ltd.	6,878,176	138,419,789
InterGlobe Aviation Ltd.(a)(b)	320,862	12,183,762
ITC Ltd.	6,251,110	30,593,238
Jindal Steel & Power Ltd.	740,549	6,908,918
Jio Financial Services Ltd., NVS(a)	6,565,769	24,511,313
JSW Steel Ltd.	1,285,104	12,389,867
Jubilant Foodworks Ltd.	850,911	4,759,598
Kotak Mahindra Bank Ltd.	2,267,521	46,132,666
Larsen & Toubro Ltd.	1,397,525	58,593,045
LTIMindtree Ltd.(b)	184,836	11,817,861
Lupin Ltd.	440,322	8,613,073
Macrotech Developers Ltd.	453,326	6,351,975
Mahindra & Mahindra Ltd.	1,935,659	45,071,288
Marico Ltd.	1,089,416	6,863,860
Maruti Suzuki India Ltd.	293,939	40,003,476
Max Healthcare Institute Ltd.	1,599,953	15,312,625
Mphasis Ltd.	158,797	5,009,558
MRF Ltd.	4,821	8,499,116
Muthoot Finance Ltd.	253,576	3,977,455
Nestle India Ltd., NVS	702,487	22,000,158
NMDC Ltd.	2,088,043	5,688,739
NTPC Ltd.	9,081,163	36,695,673
Oil & Natural Gas Corp. Ltd.	6,562,236	20,876,996
One 97 Communications Ltd., NVS(a)	466,192	2,256,493
Page Industries Ltd.	13,059	5,403,453

Security	Shares	Value

India (continued)
Persistent Systems Ltd.	103,656	$10,786,763
Petronet LNG Ltd.	1,612,276	5,308,447
PI Industries Ltd.	175,654	7,780,504
Pidilite Industries Ltd.	316,955	10,465,096
Polycab India Ltd.	89,980	5,151,017
Power Finance Corp. Ltd.	3,115,471	15,071,729
Power Grid Corp. of India Ltd.	9,645,604	32,953,971
Punjab National Bank	4,541,543	6,674,048
REC Ltd.	2,763,345	14,714,599
Reliance Industries Ltd.	6,304,598	221,891,868
Samvardhana Motherson International Ltd.	5,036,084	7,235,231
SBI Cards & Payment Services Ltd.	601,877	5,221,541
SBI Life Insurance Co. Ltd.(b)	938,115	17,528,673
Shree Cement Ltd.	19,099	5,861,364
Shriram Finance Ltd.	589,430	17,314,638
Siemens Ltd.	186,051	10,489,767
Sona Blw Precision Forgings Ltd.(b)	868,850	7,216,737
SRF Ltd.	311,963	8,993,278
State Bank of India	3,727,538	33,565,732
Sun Pharmaceutical Industries Ltd.	1,996,712	37,959,547
Supreme Industries Ltd.	132,156	6,609,397
Suzlon Energy Ltd.(a)	18,439,796	10,046,299
Tata Communications Ltd.	215,615	4,993,338
Tata Consultancy Services Ltd.	1,882,835	92,882,319
Tata Consumer Products Ltd.	1,186,535	17,015,973
Tata Elxsi Ltd.	73,447	6,916,137
Tata Motors Ltd.	3,444,957	39,441,731
Tata Motors Ltd., Class A	862,400	6,566,775
Tata Power Co. Ltd. (The)	3,021,813	13,552,411
Tata Steel Ltd.	15,331,728	25,989,970
Tech Mahindra Ltd.	1,117,526	17,173,273
Titan Co. Ltd.	736,036	32,165,862
Torrent Pharmaceuticals Ltd.	213,844	6,889,741
Trent Ltd.	374,723	17,513,212
Tube Investments of India Ltd.	217,889	9,146,524
TVS Motor Co. Ltd.	499,201	12,863,952
UltraTech Cement Ltd.	240,266	28,665,244
Union Bank of India Ltd.	3,075,390	5,426,313
United Spirits Ltd.	604,361	8,495,308
UPL Ltd.	933,884	5,288,952
Varun Beverages Ltd.	939,381	15,964,209
Vedanta Ltd.	1,891,283	6,094,231
Wipro Ltd.	2,736,765	17,074,194
Yes Bank Ltd.(a)	27,419,723	8,062,775
Zomato Ltd.(a)	10,715,493	21,328,229

		2,620,992,823

Indonesia — 2.6%
Adaro Energy Indonesia Tbk PT	30,357,800	4,678,759
Amman Mineral Internasional PT(a)	12,953,000	7,001,201
Aneka Tambang Tbk	16,264,500	1,510,574
Astra International Tbk PT	41,114,500	13,686,942
Bank Central Asia Tbk PT	115,223,800	72,506,410
Bank Mandiri Persero Tbk PT	77,925,700	34,807,345
Bank Negara Indonesia Persero Tbk PT	31,278,600	11,954,185
Bank Rakyat Indonesia Persero Tbk PT	141,950,471	55,315,783
Barito Pacific Tbk PT	60,256,876	3,745,468
Charoen Pokphand Indonesia Tbk PT	15,840,300	4,883,879
GoTo Gojek Tokopedia Tbk PT(a)	1,747,602,663	7,910,306
Indah Kiat Pulp & Paper Tbk PT	5,106,500	2,838,071
Indofood CBP Sukses Makmur Tbk PT	4,840,700	3,568,967
Indofood Sukses Makmur Tbk PT	9,351,400	3,942,286
Kalbe Farma Tbk PT	43,462,300	4,114,540

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Merdeka Copper Gold Tbk PT(a)	20,212,859	$2,907,164
Sarana Menara Nusantara Tbk PT	41,425,200	2,429,148
Semen Indonesia Persero Tbk PT	7,129,323	2,769,412
Sumber Alfaria Trijaya Tbk PT	38,731,200	6,777,652
Telkom Indonesia Persero Tbk PT	102,135,200	26,035,214
Unilever Indonesia Tbk PT	16,212,900	2,816,495
United Tractors Tbk PT	3,106,900	4,653,187

		280,852,988

Kazakhstan — 0.0%
Polymetal International PLC(a)(c)	137,561	15

Kuwait — 1.1%
Agility Public Warehousing Co. KSC(a)	3,237,519	6,330,925
Boubyan Bank KSCP	2,917,921	6,101,058
Gulf Bank KSCP	3,755,765	3,603,289
Kuwait Finance House KSCP	17,937,379	47,258,917
Mabanee Co. KPSC	1,367,034	3,633,579
Mobile Telecommunications Co. KSCP	3,952,857	6,464,870
National Bank of Kuwait SAKP	15,648,992	49,860,002

		123,252,640

Malaysia — 1.9%
AMMB Holdings Bhd	3,801,300	3,479,655
Axiata Group Bhd	5,720,200	3,353,121
CELCOMDIGI Bhd	7,331,100	6,731,824
CIMB Group Holdings Bhd	13,425,500	18,282,555
Gamuda Bhd	3,969,600	4,425,073
Genting Bhd	4,532,700	4,559,613
Genting Malaysia Bhd	6,426,500	3,892,195
Hong Leong Bank Bhd	1,348,900	5,608,990
IHH Healthcare Bhd	4,593,500	5,953,013
Inari Amertron Bhd	5,627,200	3,767,065
IOI Corp. Bhd	5,238,600	4,392,471
Kuala Lumpur Kepong Bhd	1,023,200	4,835,113
Malayan Banking Bhd	11,366,500	22,836,548
Malaysia Airports Holdings Bhd	1,511,544	2,701,063
Maxis Bhd	4,880,800	3,826,062
MISC Bhd	2,788,700	4,470,876
MR DIY Group M Bhd(b)	6,721,150	2,209,058
Nestle Malaysia Bhd	145,400	3,826,880
Petronas Chemicals Group Bhd	5,748,000	8,483,933
Petronas Dagangan Bhd	588,200	2,830,995
Petronas Gas Bhd	1,647,600	6,228,626
PPB Group Bhd	1,346,740	4,421,496
Press Metal Aluminium Holdings Bhd	7,722,400	7,621,560
Public Bank Bhd	30,085,900	27,923,646
QL Resources Bhd	2,281,800	2,792,570
RHB Bank Bhd	3,111,700	3,675,039
Sime Darby Bhd	5,990,200	3,422,798
Sime Darby Plantation Bhd	4,322,500	3,950,256
Telekom Malaysia Bhd	2,563,900	3,270,399
Tenaga Nasional Bhd	5,421,200	12,863,283
YTL Corp. Bhd	6,550,900	3,685,787
YTL Power International Bhd	5,038,900	4,194,217

		204,515,780

Mexico — 3.5%
Alfa SAB de CV, Class A	6,261,200	4,669,015
America Movil SAB de CV	38,550,671	36,098,315
Arca Continental SAB de CV	1,086,108	11,700,150
Banco del Bajio SA(b)	1,604,606	5,971,525
Cemex SAB de CV, NVS(a)	31,262,154	23,899,313
Coca-Cola Femsa SAB de CV	1,107,300	10,807,775

Security	Shares	Value

Mexico (continued)
Fibra Uno Administracion SA de CV	5,827,200	$10,530,106
Fomento Economico Mexicano SAB de CV	4,043,483	50,490,605
Gruma SAB de CV, Class B(d)	390,975	6,962,620
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	502,200	4,352,788
Grupo Aeroportuario del Pacifico SAB de CV, Class B	799,301	11,802,226
Grupo Aeroportuario del Sureste SAB de CV, Class B	379,839	11,144,737
Grupo Bimbo SAB de CV, Series A(d)	2,765,781	11,569,895
Grupo Carso SAB de CV, Series A1	1,185,163	10,253,554
Grupo Financiero Banorte SAB de CV, Class O	5,392,386	55,751,720
Grupo Financiero Inbursa SAB de CV, Class O(a)	3,802,171	11,535,284
Grupo Mexico SAB de CV, Series B	6,433,986	31,233,290
Industrias Penoles SAB de CV(a)(d)	425,825	5,335,976
Kimberly-Clark de Mexico SAB de CV, Class A	3,154,222	7,010,102
Operadora De Sites Mexicanos SAB de CV	2,649,275	3,079,170
Orbia Advance Corp. SAB de CV	2,085,111	3,856,004
Prologis Property Mexico SA de CV	1,457,466	6,550,976
Promotora y Operadora de Infraestructura SABde CV	409,068	4,251,422
Wal-Mart de Mexico SAB de CV	10,826,551	43,352,574

		382,209,142

Netherlands — 0.1%
NEPI Rockcastle NV	1,166,189	8,320,801
Pepco Group NV(a)	344,526	1,728,959

		10,049,760

Peru — 0.4%
Cia. de Minas Buenaventura SAA, ADR	429,734	6,488,983
Credicorp Ltd.	139,405	23,821,526
Southern Copper Corp.	175,568	14,196,429

		44,506,938

Philippines — 0.9%
Aboitiz Equity Ventures Inc.	3,382,980	3,190,451
Ayala Corp.	530,820	6,406,091
Ayala Land Inc.	13,982,300	8,714,664
Bank of the Philippine Islands	3,835,448	8,539,717
BDO Unibank Inc.	4,987,092	13,586,353
International Container Terminal Services Inc.	2,118,270	10,870,603
JG Summit Holdings Inc.	5,797,280	4,228,204
Jollibee Foods Corp.	932,810	4,543,332
Manila Electric Co.	586,770	4,070,805
Metropolitan Bank & Trust Co.	3,747,057	4,132,731
PLDT Inc.	159,545	3,722,820
SM Investments Corp.	518,695	8,679,438
SM Prime Holdings Inc.	21,016,800	11,814,122
Universal Robina Corp.	1,852,530	3,856,571

		96,355,902

Poland — 1.3%
Allegro.eu SA (a)(b)(d)	1,063,485	8,594,462
Bank Polska Kasa Opieki SA	385,774	16,732,326
Budimex SA	26,571	4,857,587
CD Projekt SA	134,655	3,700,830
Dino Polska SA(a)(b)(d)	103,107	11,997,702
KGHM Polska Miedz SA	290,563	7,853,225
LPP SA	2,186	9,821,152
mBank SA(a)	32,021	5,579,594
ORLEN SA	1,216,694	18,899,301
PGE Polska Grupa Energetyczna SA(a)	1,960,338	3,917,626
Powszechna Kasa Oszczednosci Bank Polski SA	1,832,215	25,532,651

26	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Poland (continued)
Powszechny Zaklad Ubezpieczen SA	1,269,854	$15,625,834
Santander Bank Polska SA	75,149	10,363,636

		143,475,926

Qatar — 1.2%
Barwa Real Estate Co.	4,445,739	3,730,115
Commercial Bank PSQC (The)	6,844,482	9,493,217
Dukhan Bank	3,954,035	4,516,214
Industries Qatar QSC	3,176,792	11,248,187
Masraf Al Rayan QSC	11,813,521	8,205,711
Mesaieed Petrochemical Holding Co. QSC	11,734,487	6,082,046
Ooredoo QPSC	1,665,900	5,194,373
Qatar Electricity & Water Co. QSC	915,526	4,341,429
Qatar Fuel QSC	260,481	1,068,097
Qatar Gas Transport Co. Ltd.	5,375,092	5,892,940
Qatar International Islamic Bank QSC	2,046,331	6,403,027
Qatar Islamic Bank SAQ	3,680,324	20,336,906
Qatar National Bank QPSC	9,605,634	40,118,965

		126,631,227

Russia — 0.0%
Alrosa PJSC(a)(c)	1,271,273	139
Gazprom PJSC(a)(c)	5,613,440	614
Inter RAO UES PJSC(a)(c)	19,580,300	2,140
LUKOIL PJSC(a)(c)	197,285	22
MMC Norilsk Nickel PJSC(a)(c)	29,789	3
Mobile TeleSystems PJSC(a)(c)	418,880	46
Moscow Exchange MICEX-RTS PJSC(a)(c)	631,870	69
Novatek PJSC(a)(c)	433,150	47
Novolipetsk Steel PJSC(a)(c)	785,210	86
Ozon Holdings PLC, ADR(a)(c)	534	—
PhosAgro PJSC(a)(c)	22,411	3
PhosAgro PJSC, GDR(a)(c)(e)	1	—
PhosAgro PJSC, New(a)(c)	433	4
Polyus PJSC(a)(c)	13,397	2
Rosneft Oil Co. PJSC(a)(c)	532,936	58
Sberbank of Russia PJSC(a)(c)	4,933,827	539
Severstal PAO(a)(c)	109,143	12
Surgutneftegas PJSC(a)(c)	3,671,000	401
Tatneft PJSC(a)(c)	685,605	75
TCS Group Holding PLC, GDR(a)(c)(e)	58,085	6
United Co. RUSAL International PJSC(a)(c)	1,500,930	164
VK Co. Ltd.(a)(c)	873	—
VTB Bank PJSC(a)(c)	1,160,968,000	127
X5 Retail Group NV, GDR(a)(c)	67,732	7
Yandex NV(a)(c)	149,219	16

		4,580

Saudi Arabia — 6.1%
ACWA Power Co.	198,812	13,997,289
Ades Holding Co.(a)	698,530	3,725,195
Advanced Petrochemical Co.	275,306	2,803,199
Al Rajhi Bank	4,057,984	96,369,868
Alinma Bank	2,050,992	24,072,958
Almarai Co. JSC	526,529	8,255,314
Anglogold Ashanti PLC, NVS	862,636	16,250,648
Arab National Bank	1,405,398	10,449,769
Arabian Internet & Communications Services Co.	50,702	4,965,634
Bank AlBilad	1,030,371	13,599,181
Bank Al-Jazira(a)	834,646	4,335,474
Banque Saudi Fransi	1,242,206	12,630,252
Bupa Arabia for Cooperative Insurance Co.	171,375	10,485,628
Co. for Cooperative Insurance (The)	155,659	6,723,931

Security	Shares	Value

Saudi Arabia (continued)
Dallah Healthcare Co.	73,641	$3,683,719
Dar Al Arkan Real Estate Development Co.(a)	1,099,092	4,096,172
Dr Sulaiman Al Habib Medical Services Group Co.	181,886	16,016,821
Elm Co.	49,971	14,094,750
Etihad Etisalat Co.	795,398	11,728,531
Jarir Marketing Co.	1,249,565	5,193,836
Mobile Telecommunications Co. Saudi Arabia	942,871	3,746,041
Mouwasat Medical Services Co.	204,814	6,749,606
Nahdi Medical Co.	82,708	3,131,626
Power & Water Utility Co. for Jubail & Yanbu	156,429	3,173,686
Rabigh Refining & Petrochemical Co.(a)	36,998	81,619
Reinet Investments SCA	285,247	7,198,694
Riyad Bank	3,053,584	25,351,155
SABIC Agri-Nutrients Co.	485,325	16,225,305
Sahara International Petrochemical Co.	753,393	6,156,279
Saudi Arabian Mining Co.(a)	2,693,283	35,739,534
Saudi Arabian Oil Co.(b)	5,524,841	46,711,821
Saudi Aramco Base Oil Co.	105,070	4,713,335
Saudi Awwal Bank	2,107,617	23,207,804
Saudi Basic Industries Corp.	1,875,455	39,401,443
Saudi Electricity Co.	1,731,893	9,244,955
Saudi Industrial Investment Group	765,686	4,232,913
Saudi Investment Bank (The)	1,016,352	4,391,333
Saudi Kayan Petrochemical Co.(a)	1,504,172	3,870,426
Saudi National Bank (The)	6,107,168	69,018,489
Saudi Research & Media Group(a)	76,295	5,038,392
Saudi Tadawul Group Holding Co.	101,031	6,522,508
Saudi Telecom Co.	4,166,630	47,164,553
Savola Group (The)	551,339	7,791,635
Yanbu National Petrochemical Co.	545,943	5,448,335

		667,789,656

South Africa — 3.4%
Absa Group Ltd.	1,762,948	15,049,890
Anglo American Platinum Ltd.	138,716	5,336,219
Aspen Pharmacare Holdings Ltd.	808,988	8,266,609
Bid Corp. Ltd.	699,654	16,367,818
Bidvest Group Ltd. (The)	577,645	7,037,150
Capitec Bank Holdings Ltd.	182,431	19,220,507
Clicks Group Ltd.	496,088	7,761,786
Discovery Ltd.	1,140,212	8,086,524
Exxaro Resources Ltd.	507,167	4,706,056
FirstRand Ltd.	10,366,833	35,071,963
Gold Fields Ltd.	1,869,683	24,630,143
Harmony Gold Mining Co. Ltd.	1,176,116	6,836,813
Impala Platinum Holdings Ltd.	1,861,535	6,317,262
Kumba Iron Ore Ltd.	139,593	3,907,949
MTN Group Ltd.	3,525,680	15,349,024
Naspers Ltd., Class N	379,505	62,429,166
Nedbank Group Ltd.	896,616	10,257,557
Northam Platinum Holdings Ltd.	751,576	4,297,855
Old Mutual Ltd.	9,968,713	6,204,355
OUTsurance Group Ltd., NVS	1,756,031	3,812,363
Pepkor Holdings Ltd.(b)(d)	4,276,880	4,163,157
Remgro Ltd.	1,006,689	7,634,670
Sanlam Ltd.	3,671,511	14,079,230
Sasol Ltd.	1,169,601	8,814,532
Shoprite Holdings Ltd.	1,035,244	13,937,472
Sibanye Stillwater Ltd.	5,832,719	6,011,728
Standard Bank Group Ltd.	2,775,797	29,208,100
Vodacom Group Ltd.	1,237,422	6,065,819

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Woolworths Holdings Ltd./South Africa	1,952,992	$6,534,072

		367,395,789

South Korea — 15.9%
Amorepacific Corp.(d)	63,039	5,668,300
Celltrion Inc.	316,685	42,827,338
Celltrion Pharm Inc.(a)	39,154	3,263,038
CJ CheilJedang Corp	17,209	3,878,321
CosmoAM&T Co. Ltd.(a)	50,629	6,766,895
Coway Co. Ltd.	114,806	4,672,864
DB Insurance Co. Ltd.(a)	96,960	7,194,872
Doosan Bobcat Inc.	120,307	4,247,513
Doosan Enerbility Co. Ltd.(a)	920,529	11,235,484
Ecopro BM Co. Ltd.(a)	101,725	20,445,968
Ecopro Co. Ltd.(a)	41,612	19,407,246
Ecopro Materials Co. Ltd.(a)	28,405	4,119,109
GS Holdings Corp.	97,429	3,516,870
Hana Financial Group Inc.	609,513	25,933,492
Hanjin Kal Corp.	55,189	2,620,040
Hankook Tire & Technology Co. Ltd.	156,311	6,368,154
Hanmi Pharm Co. Ltd.(a)	14,544	3,650,229
Hanmi Semiconductor Co. Ltd.(a)	89,905	5,752,116
Hanon Systems	345,170	1,599,374
Hanwha Aerospace Co. Ltd.	74,467	10,493,459
Hanwha Ocean Co. Ltd.(a)	124,492	2,209,640
Hanwha Solutions Corp	222,206	4,639,925
HD Hyundai Co. Ltd.	90,116	4,790,425
HD Hyundai Heavy Industries Co. Ltd.(a)	48,436	4,295,081
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	90,751	7,634,245
HLB Inc.(a)	247,553	15,187,298
HMM Co. Ltd.(a)	511,938	7,023,807
HYBE Co. Ltd.	43,584	6,527,640
Hyundai Engineering & Construction Co. Ltd.(a)	170,775	4,454,504
Hyundai Glovis Co. Ltd.(a)	38,949	5,576,122
Hyundai Mobis Co. Ltd.	125,486	22,888,353
Hyundai Motor Co	285,810	53,808,711
Hyundai Steel Co.(a)	186,185	5,033,550
Industrial Bank of Korea(a)	588,530	6,193,660
Kakao Corp	650,166	26,096,356
KakaoBank Corp	346,707	7,429,691
Kakaopay Corp.(a)	56,477	1,871,880
Kangwon Land Inc.(a)	191,949	2,507,890
KB Financial Group Inc.	797,004	38,012,463
Kia Corp.(a)	542,343	50,789,292
Korea Aerospace Industries Ltd.(a)	154,450	5,959,386
Korea Electric Power Corp.(a)	525,718	9,789,174
Korea Investment Holdings Co. Ltd.(a)	86,058	4,596,281
Korea Zinc Co. Ltd.	17,556	5,902,540
Korean Air Lines Co. Ltd.	382,447	6,607,271
Krafton Inc.(a)	60,940	10,415,581
KT Corp.	133,225	3,907,848
KT&G Corp.	205,855	14,377,882
Kum Yang Co. Ltd.(a)	68,294	4,954,983
Kumho Petrochemical Co. Ltd.(a)	32,984	3,663,102
L&F Co. Ltd.(a)	53,301	6,808,821
LG Chem Ltd.	102,410	34,978,758
LG Corp.	195,059	13,730,007
LG Display Co. Ltd.(a)	491,076	4,191,216
LG Electronics Inc.	221,505	15,834,888
LG Energy Solution Ltd.(a)	96,373	29,124,900
LG H&H Co. Ltd.	19,705	4,732,813
LG Innotek Co. Ltd.	30,857	4,689,253

Security	Shares	Value

South Korea (continued)
LG Uplus Corp	392,782	$3,046,407
Lotte Chemical Corp.	41,560	3,821,400
Meritz Financial Group Inc.	212,496	13,262,723
Mirae Asset Securities Co. Ltd.(a)	492,415	3,341,601
NAVER Corp.	270,983	39,788,725
NCSoft Corp.	29,694	4,330,916
Netmarble Corp.(a)(b)	51,486	2,390,714
NH Investment & Securities Co. Ltd.(a)	290,325	2,563,479
Orion Corp./Republic of Korea	50,499	3,522,122
Pearl Abyss Corp.(a)	726	16,595
Posco DX Co. Ltd.(a)	111,628	4,555,216
POSCO Future M Co. Ltd.(a)(d)	64,594	15,439,676
POSCO Holdings Inc.	149,505	48,588,194
Posco International Corp.(a)	109,861	4,659,933
Samsung Biologics Co. Ltd.(a)(b)	37,013	21,536,712
Samsung C&T Corp.	172,323	20,288,255
Samsung Electro-Mechanics Co. Ltd.	117,973	12,432,114
Samsung Electronics Co. Ltd.	9,905,964	546,738,636
Samsung Engineering Co. Ltd.(a)	325,716	6,024,166
Samsung Fire & Marine Insurance Co. Ltd.(a)	64,634	14,465,024
Samsung Heavy Industries Co. Ltd.(a)	1,368,965	8,138,569
Samsung Life Insurance Co. Ltd.	166,511	12,120,489
Samsung SDI Co. Ltd.	113,270	32,179,002
Samsung SDS Co. Ltd.	81,456	9,798,396
Samsung Securities Co. Ltd.	129,348	4,042,512
Shinhan Financial Group Co. Ltd.	905,368	29,596,099
SK Biopharmaceuticals Co. Ltd.(a)	65,071	4,742,298
SK Bioscience Co. Ltd.(a)	59,189	2,735,290
SK Hynix Inc.	1,132,035	133,449,302
SK IE Technology Co. Ltd.(a)(b)	60,810	3,354,126
SK Inc.	74,836	10,794,694
SK Innovation Co. Ltd.(a)	126,574	11,167,363
SK Square Co. Ltd.(a)	202,077	10,603,518
SK Telecom Co. Ltd.	113,642	4,498,433
SKC Co. Ltd.(a)	39,517	2,462,193
S-Oil Corp.	93,546	5,374,173
Woori Financial Group Inc.	1,249,601	14,001,610
Yuhan Corp.	116,909	5,929,846

		1,730,696,440

Taiwan — 22.5%
Accton Technology Corp.	1,044,000	17,180,518
Acer Inc.	5,920,000	8,466,610
Advantech Co. Ltd.	977,280	12,061,552
Airtac International Group	289,439	11,089,346
Alchip Technologies Ltd.	153,976	20,198,949
ASE Technology Holding Co. Ltd.	6,299,000	27,807,825
Asia Cement Corp.	4,574,000	5,854,994
Asustek Computer Inc.	1,460,000	21,036,640
AUO Corp.	13,619,800	7,553,841
Catcher Technology Co. Ltd.	1,143,000	7,121,593
Cathay Financial Holding Co. Ltd.	19,898,379	28,391,729
Chailease Holding Co. Ltd.	3,185,595	17,612,678
Chang Hwa Commercial Bank Ltd.	11,480,431	6,468,709
Cheng Shin Rubber Industry Co. Ltd.	3,976,000	5,910,181
China Airlines Ltd.	6,021,000	3,813,111
China Development Financial Holding Corp.(a)	33,468,920	13,303,718
China Steel Corp.	24,741,000	19,268,127
Chunghwa Telecom Co. Ltd.	7,895,000	30,077,262
Compal Electronics Inc.	9,102,000	10,510,678
CTBC Financial Holding Co. Ltd.	36,731,000	34,193,366
Delta Electronics Inc.	4,028,000	37,535,541
E Ink Holdings Inc.	1,772,000	13,795,516

28	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
E.Sun Financial Holding Co. Ltd.	29,406,336	$23,509,281
Eclat Textile Co. Ltd.	352,000	6,016,299
eMemory Technology Inc.	128,000	10,990,366
Eva Airways Corp.	5,248,000	5,224,438
Evergreen Marine Corp. Taiwan Ltd.	2,092,400	10,961,477
Far Eastern New Century Corp.	5,929,000	6,115,510
Far EasTone Telecommunications Co. Ltd.	3,589,000	8,941,629
Feng TAY Enterprise Co. Ltd.	1,124,760	5,883,870
First Financial Holding Co. Ltd.	22,702,849	19,471,685
Formosa Chemicals & Fibre Corp.	7,311,000	13,241,064
Formosa Petrochemical Corp.	2,273,000	5,345,412
Formosa Plastics Corp.	7,906,000	17,942,548
Fubon Financial Holding Co. Ltd.	16,164,663	34,801,353
Gigabyte Technology Co. Ltd.	1,053,000	11,517,386
Global Unichip Corp.	194,000	9,777,585
Globalwafers Co. Ltd.	451,000	7,965,719
Hon Hai Precision Industry Co. Ltd.	25,880,200	84,381,763
Hotai Motor Co. Ltd.	634,572	13,476,586
Hua Nan Financial Holdings Co. Ltd.	19,109,078	13,307,837
Innolux Corp.	18,656,042	8,951,421
Inventec Corp.	5,591,000	9,738,646
Largan Precision Co. Ltd.	207,000	16,988,364
Lite-On Technology Corp.	4,135,000	14,347,029
MediaTek Inc.	3,154,000	113,816,232
Mega Financial Holding Co. Ltd.	23,942,133	29,332,451
Micro-Star International Co. Ltd.	1,487,000	8,998,692
momo.com Inc.	1,000	14,089
Nan Ya Plastics Corp.	9,816,000	18,562,515
Nan Ya Printed Circuit Board Corp.	468,000	3,135,543
Nanya Technology Corp.	2,418,000	5,147,923
Nien Made Enterprise Co. Ltd.	347,000	4,062,061
Novatek Microelectronics Corp.	1,196,000	22,763,886
Parade Technologies Ltd.	153,000	4,921,588
Pegatron Corp.	4,115,000	11,142,425
PharmaEssentia Corp.(a)	470,000	4,884,449
Pou Chen Corp.	4,392,000	4,243,023
Powerchip Semiconductor Manufacturing Corp.	6,228,000	5,444,346
President Chain Store Corp.	1,184,000	10,094,868
Quanta Computer Inc.	5,618,000	41,282,913
Realtek Semiconductor Corp.	1,009,000	18,185,248
Ruentex Development Co. Ltd.	3,090,640	3,556,651
Shanghai Commercial & Savings Bank Ltd. (The)	7,901,678	11,250,358
Shin Kong Financial Holding Co. Ltd.(a)	28,559,897	7,497,969
Silergy Corp.	676,000	8,919,887
SinoPac Financial Holdings Co. Ltd.	23,270,201	14,807,406
Synnex Technology International Corp.	2,600,000	6,405,204
Taishin Financial Holding Co. Ltd.	24,036,336	13,235,560
Taiwan Business Bank	13,229,064	5,861,331
Taiwan Cement Corp.	14,441,671	14,682,356
Taiwan Cooperative Financial Holding Co. Ltd.	21,408,961	17,590,432
Taiwan High Speed Rail Corp.	4,057,000	3,876,889
Taiwan Mobile Co. Ltd.	3,787,000	11,867,874
Taiwan Semiconductor Manufacturing Co. Ltd.	51,068,000	1,119,130,464
Unimicron Technology Corp.	2,852,000	16,204,870
Uni-President Enterprises Corp.	10,024,000	24,340,678
United Microelectronics Corp.	23,399,000	36,077,241
Vanguard International Semiconductor Corp.	1,866,000	4,262,584
Voltronic Power Technology Corp.	130,000	6,606,745
Walsin Lihwa Corp.	5,878,473	6,885,488
Wan Hai Lines Ltd.	1,453,015	2,314,678
Winbond Electronics Corp.	6,355,899	5,619,298

Security	Shares	Value

Taiwan (continued)
Wistron Corp.	5,352,000	$19,597,772
Wiwynn Corp.	190,000	14,027,286
WPG Holdings Ltd.	3,312,520	9,725,907
Yageo Corp.	700,858	12,383,016
Yang Ming Marine Transport Corp.	3,421,000	5,397,261
Yuanta Financial Holding Co. Ltd.	21,139,412	18,370,615
Zhen Ding Technology Holding Ltd.	1,373,000	4,369,540

		2,449,047,364

Thailand — 2.1%
Advanced Info Service PCL, NVDR	2,470,700	13,861,483
Airports of Thailand PCL, NVDR(d)	8,756,000	15,516,947
Asset World Corp. PCL, NVDR(d)	16,450,400	1,767,444
Bangkok Dusit Medical Services PCL, NVDR	23,265,200	18,483,267
Bangkok Expressway & Metro PCL, NVDR(d)	15,937,000	3,582,420
Banpu PCL, NVDR	18,857,520	2,943,197
Berli Jucker PCL, NVDR	98,300	66,442
BTS Group Holdings PCL, NVDR	16,740,500	2,405,780
Bumrungrad Hospital PCL, NVDR	1,229,800	7,673,150
Central Pattana PCL, NVDR	4,147,400	7,487,234
Central Retail Corp. PCL, NVDR	3,755,100	3,645,027
Charoen Pokphand Foods PCL, NVDR(d)	7,861,200	4,142,052
CP ALL PCL, NVDR	12,107,000	19,413,095
CP Axtra PCL, NVDR(d)	4,528,300	4,204,940
Delta Electronics Thailand PCL, NVDR(d)	6,504,100	12,947,808
Energy Absolute PCL, NVDR(d)	3,563,700	3,507,537
Global Power Synergy PCL, NVDR(d)	1,358,400	1,931,982
Gulf Energy Development PCL, NVDR	6,233,400	7,483,796
Home Product Center PCL, NVDR	12,468,200	3,894,181
Indorama Ventures PCL, NVDR	3,427,000	2,227,132
Intouch Holdings PCL, NVDR	1,922,850	3,633,575
Kasikornbank PCL, NVDR	1,235,600	4,240,105
Krung Thai Bank PCL, NVDR	7,795,500	3,498,674
Krungthai Card PCL, NVDR	2,122,200	2,530,691
Land & Houses PCL, NVDR(d)	14,959,400	3,167,241
Minor International PCL, NVDR	6,939,800	6,145,006
Muangthai Capital PCL, NVDR(d)	1,488,500	1,904,894
Osotspa PCL, NVDR	1,247,600	707,689
PTT Exploration & Production PCL, NVDR	2,852,300	11,977,780
PTT Global Chemical PCL, NVDR(d)	4,602,600	4,871,360
PTT Oil & Retail Business PCL, NVDR	6,414,300	3,235,870
PTT PCL, NVDR	20,914,000	19,961,977
SCB X PCL, NVDR	1,794,300	5,635,762
SCG Packaging PCL, NVDR	2,857,400	2,231,171
Siam Cement PCL (The), NVDR	1,618,800	12,141,856
Thai Oil PCL, NVDR	2,688,200	4,196,977
TMBThanachart Bank PCL, NVDR(d)	50,383,300	2,587,954
True Corp. PCL, NVDR(a)	20,972,882	4,130,783

		233,984,279

Turkey — 0.9%
Akbank TAS	6,565,009	8,740,313
Aselsan Elektronik Sanayi Ve Ticaret AS	2,829,044	5,428,982
BIM Birlesik Magazalar AS	957,727	11,886,430
Coca-Cola Icecek A/S	157,375	3,260,222
Eregli Demir ve Celik Fabrikalari TAS(a)	2,794,626	4,071,375
Ford Otomotiv Sanayi AS	140,187	4,564,948
Haci Omer Sabanci Holding AS	2,116,091	5,386,524
KOC Holding AS	1,592,765	8,577,976
Pegasus Hava Tasimaciligi AS(a)	96,005	2,635,751
Sasa Polyester Sanayi AS(a)	2,725,650	3,452,499
Tofas Turk Otomobil Fabrikasi AS	252,928	2,162,681
Turk Hava Yollari AO(a)	1,157,995	10,446,667

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Turkcell Iletisim Hizmetleri AS	2,498,266	$5,355,455
Turkiye Is Bankasi AS, Class C	17,659,616	6,262,490
Turkiye Petrol Rafinerileri AS	2,016,269	10,445,618
Turkiye Sise ve Cam Fabrikalari AS	2,804,759	4,591,110
Yapi ve Kredi Bankasi AS	7,114,187	5,250,167

		102,519,208

United Arab Emirates — 1.7%
Abu Dhabi Commercial Bank PJSC	6,177,693	14,414,252
Abu Dhabi Islamic Bank PJSC	3,057,658	9,357,077
Abu Dhabi National Oil Co. for Distribution PJSC	6,675,552	6,361,217
Aldar Properties PJSC	8,145,780	12,264,301
Americana Restaurants International PLC	5,295,147	4,944,895
Dubai Islamic Bank PJSC	6,103,727	10,702,025
Emaar Properties PJSC	13,758,333	30,416,331
Emirates NBD Bank PJSC	3,932,930	19,595,317
Emirates Telecommunications Group Co. PJSC	7,125,597	35,114,365
First Abu Dhabi Bank PJSC	9,169,283	34,063,604
Multiply Group PJSC(a)	8,256,187	5,106,046

		182,339,430

Total Common Stocks — 96.7% (Cost: $9,800,839,066)		10,539,354,982

Preferred Stocks

Brazil — 2.1%
Banco Bradesco SA, Preference Shares, NVS	11,025,257	30,495,722
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	526,750	5,076,662
Cia. Energetica de Minas Gerais, Preference Shares, NVS	2,872,128	6,915,848
Companhia Paranaense de Energia, Preference Shares, NVS	2,266,453	4,659,562
Gerdau SA, Preference Shares, NVS	2,392,983	10,349,648
Itau Unibanco Holding SA, Preference Shares, NVS	10,072,456	68,769,318
Itausa SA, Preference Shares, NVS	11,307,426	23,428,716
Petroleo Brasileiro SA, Preference Shares, NVS	9,881,742	79,791,821

		229,487,297

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	294,492	14,604,623

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	940,278	7,685,126

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(c)	3,036,700	332

Security	Shares	Value

South Korea — 0.9%
Hyundai Motor Co. Preference Shares, NVS	48,523	$5,821,430
Series 2, Preference Shares, NVS	73,691	8,913,481
LG Chem Ltd., Preference Shares, NVS	15,226	3,442,271
Samsung Electronics Co. Ltd., Preference Shares, NVS	1,704,264	81,611,501

		99,788,683

Total Preferred Stocks — 3.2% (Cost: $321,365,170)		351,566,061

Rights

South Korea — 0.0%
LG Display Co. Ltd., (Expires 03/14/24, Strike Price KRW 10070)(a)	129,977	127,868

Total Rights — 0.0% (Cost: $—)		127,868

Total Long-Term Investments — 99.9% (Cost: $10,122,204,236)		10,891,048,911

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(f)(g)(h)	20,863,996	20,874,428

Total Short-Term Securities — 0.2% (Cost: $20,873,109)		20,874,428

Total Investments — 100.1% (Cost: $10,143,077,345)		10,911,923,339

Liabilities in Excess of Other Assets — (0.1)%		(10,673,578)

Net Assets — 100.0%		$10,901,249,761

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

30	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets ex China ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$40,022,334	$—	$(19,153,981	)(a)	$6,612	$(537)	$20,874,428	20,863,996	$329,588	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0	(a)	—	—	—	—	243,237		—

					$6,612	$(537)	$20,874,428		$572,825		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	38	03/15/24	$1,932	$59,932

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$59,932	$—	$—	$—	$59,932

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$546,810	$—	$—	$—	$546,810

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$5,841	$—	$—	$—	$5,841

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$8,517,275

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets ex China ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments (continued)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$1,836,383,359	$8,702,967,028	$4,595	$10,539,354,982
Preferred Stocks	237,172,423	114,393,306	332	351,566,061
Rights	—	127,868	—	127,868
Short-Term Securities
Money Market Funds	20,874,428	—	—	20,874,428

	$2,094,430,210	$8,817,488,202	$4,927	$10,911,923,339

Derivative Financial Instruments(a)
Assets
Equity Contracts	$59,932	$—	$—	$59,932

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $42,507,567 are categorized as Level 2 within the fair value hierarchy.

See notes to financial statements.

32	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Emerging Markets Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 0.5%
Energisa SA	204,946	$2,096,006
Equatorial Energia SA	593,649	4,081,777
Raia Drogasil SA	1,049,151	5,622,374
Telefonica Brasil SA	679,449	7,446,316
TIM SA/Brazil	1,439,785	5,262,596

		24,509,069

Chile — 0.0%
Enel Americas SA	22,316,594	2,275,412

China — 22.8%
360 Security Technology Inc., Class A(a)	4,386,000	5,332,362
Agricultural Bank of China Ltd., Class H	161,951,000	66,439,666
Anhui Gujing Distillery Co. Ltd., Class B	1,345,773	19,027,067
Anjoy Foods Group Co. Ltd., Class A	155,200	1,876,318
Anker Innovations Technology Co. Ltd.	304,000	3,453,361
Asia - Potash International Investment Guangzhou Co. Ltd.(a)	691,071	2,161,202
Bank of China Ltd., Class H	156,822,000	61,521,474
Bank of Communications Co. Ltd., Class A	3,661,974	3,182,217
Bank of Communications Co. Ltd., Class H	10,973,000	7,188,913
Bank of Shanghai Co. Ltd., Class A	4,272,011	3,870,412
Beijing Kingsoft Office Software Inc., Class A	44,800	1,685,291
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,229,000	4,826,363
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	28,242,000	19,788,537
BOE Technology Group Co. Ltd., Class A	25,580,800	14,151,396
Brilliance China Automotive Holdings Ltd.	12,314,000	7,167,880
BYD Electronic International Co. Ltd.	522,500	1,972,890
Cambricon Technologies Corp. Ltd.(a)	91,870	2,150,174
CGN Power Co. Ltd., Class H(b)	94,456,000	28,684,621
Changchun High & New Technology Industry Group Inc., Class A	94,300	1,683,659
China CITIC Bank Corp. Ltd., Class H	42,802,000	22,757,314
China Construction Bank Corp., Class A	7,128,984	6,917,814
China Construction Bank Corp., Class H	44,307,000	27,477,255
China Eastern Airlines Corp. Ltd., Class A(a)	4,004,600	2,114,000
China Huishan Dairy Holdings Co. Ltd.(c)	5,944,807	8
China Life Insurance Co. Ltd., Class H	1,321,000	1,619,268
China Mengniu Dairy Co. Ltd.	617,000	1,542,711
China Minsheng Banking Corp. Ltd., Class A	15,975,954	8,950,689
China Petroleum & Chemical Corp., Class H	10,846,000	5,975,638
China Railway Signal & Communication Corp. Ltd., Class A	5,379,000	3,640,431
China Resources Microelectronics Ltd.	986,078	5,852,873
China Resources Pharmaceutical Group Ltd.(b)	3,310,500	2,239,015
China Shenhua Energy Co. Ltd., Class H	3,207,000	12,339,543
China Three Gorges Renewables Group Co. Ltd., Class A	8,314,130	5,326,692
China Tower Corp. Ltd., Class H(b)	246,246,000	29,846,984
China United Network Communications Ltd., Class A	7,639,835	5,083,530
China Yangtze Power Co. Ltd., Class A	10,643,083	36,996,174
China Zhenhua Group Science & Technology Co. Ltd., Class A	203,878	1,621,283
Chongqing Rural Commercial Bank Co. Ltd., Class A	6,425,200	3,991,491
Chongqing Zhifei Biological Products Co. Ltd., Class A	756,800	5,611,653
COSCO Shipping Holdings Co. Ltd., Class H	5,014,500	5,398,312

Security	Shares	Value

China (continued)
CSPC Pharmaceutical Group Ltd.	3,194,000	$2,487,646
Everdisplay Optronics Shanghai Co. Ltd.(a)	8,611,000	2,855,835
Fangda Carbon New Material Co. Ltd., Class A(a)	2,962,700	2,022,757
First Capital Securities Co. Ltd., Class A	2,284,500	1,813,763
Founder Securities Co. Ltd., Class A	1,420,000	1,501,281
Fuyao Glass Industry Group Co. Ltd., Class A	478,103	2,870,884
Gree Electric Appliances Inc. of Zhuhai, Class A	964,906	5,221,778
GRG Banking Equipment Co. Ltd., Class A	1,807,700	2,890,446
Guangdong Haid Group Co. Ltd., Class A	1,241,272	7,415,882
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,094,994	4,496,681
Guangzhou Haige Communications Group Inc. Co., Class A	1,852,200	2,968,528
Hainan Airlines Holding Co. Ltd., Class A(a)	30,409,600	6,036,262
Hainan Airport Infrastructure Co. Ltd., NVS(a)	3,778,570	1,964,143
Hengan International Group Co. Ltd.	3,269,000	10,075,716
Hengtong Optic-Electric Co. Ltd., Class A	1,170,700	1,985,800
Hualan Biological Engineering Inc., Class A	1,120,810	3,062,843
Huaxia Bank Co. Ltd., Class A	6,982,003	6,139,104
Hundsun Technologies Inc., Class A	943,671	3,191,101
Iflytek Co. Ltd., Class A	937,467	6,432,678
Industrial & Commercial Bank of China Ltd., Class H	87,209,000	44,704,439
Ingenic Semiconductor Co. Ltd., Class A	199,600	1,807,301
Inner Mongolia Yitai Coal Co. Ltd., Class B	13,214,928	26,544,099
JA Solar Technology Co. Ltd., Class A	663,600	1,723,729
Jiangsu Expressway Co. Ltd., Class H	15,094,000	15,504,359
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	1,821,779	10,751,393
Jiangsu Yangnong Chemical Co. Ltd., Class A	295,900	2,243,234
Jointown Pharmaceutical Group Co. Ltd., Class A	2,954,608	3,337,382
Kweichow Moutai Co. Ltd., Class A	39,190	9,193,543
Legend Biotech Corp., ADR(a)	179,015	11,664,617
Lenovo Group Ltd.	6,850,000	7,567,396
Liaoning Port Co. Ltd., Class A	15,553,200	3,191,740
Lingyi iTech Guangdong Co., Class A	5,187,700	3,948,871
LONGi Green Energy Technology Co. Ltd., Class A	650,840	1,915,961
Muyuan Foods Co. Ltd., Class A	652,200	3,474,699
National Silicon Industry Group Co. Ltd., Class A(a)	1,606,600	3,434,785
Nongfu Spring Co. Ltd., Class H(b)	5,748,200	32,504,923
People’s Insurance Co. Group of China Ltd. (The), Class H	89,934,000	29,957,332
PetroChina Co. Ltd., Class H	13,974,000	10,959,967
PICC Property & Casualty Co. Ltd., Class H	10,296,000	14,075,853
Postal Savings Bank of China Co. Ltd., Class H(b)	36,989,000	19,433,046
Qi An Xin Technology Group Inc.(a)	505,342	2,453,857
Sangfor Technologies Inc., Class A(a)	179,300	1,577,737
SDIC Power Holdings Co. Ltd., Class A	1,711,100	3,421,535
SF Holding Co. Ltd., Class A	859,900	4,560,078
Shandong Gold Mining Co. Ltd., Class A	1,178,673	3,537,325
Shandong Gold Mining Co. Ltd., Class H(b)	6,646,750	10,502,308
Shandong Sun Paper Industry JSC Ltd., Class A	1,271,300	2,508,504
Shanghai Aiko Solar Energy Co. Ltd.	789,560	1,654,715
Shanghai Baosight Software Co. Ltd., Class B	7,492,141	16,833,897
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	79,935	3,120,021
Shanghai International Airport Co. Ltd., Class A(a)	404,800	1,971,428
Shanghai M&G Stationery Inc., Class A	450,421	2,223,983
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,566,400	5,735,131
Shanghai Pudong Development Bank Co. Ltd., Class A	4,127,986	4,090,092
Shanghai RAAS Blood Products Co. Ltd., Class A	4,986,700	4,974,599

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	189,800	$6,110,550
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	136,400	5,453,856
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	651,772	2,637,026
Sichuan Chuantou Energy Co. Ltd., Class A	2,704,510	5,877,085
Sinopharm Group Co. Ltd., Class H	6,263,600	17,528,269
Songcheng Performance Development Co. Ltd., Class A	1,358,485	2,031,728
TCL Technology Group Corp., Class A(a)	8,020,150	5,032,242
Thunder Software Technology Co. Ltd., Class A	171,600	1,440,998
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	563,594	2,244,317
Tianma Microelectronics Co. Ltd., Class A(a)	1,766,200	2,242,071
Tianshui Huatian Technology Co. Ltd., Class A	2,415,400	2,739,039
Tingyi Cayman Islands Holding Corp	7,622,000	8,476,087
Tongwei Co. Ltd., Class A	1,046,400	3,841,164
TravelSky Technology Ltd., Class H	1,779,000	2,126,738
Walvax Biotechnology Co. Ltd., Class A	632,091	1,611,635
Want Want China Holdings Ltd.	36,248,000	20,000,174
Western Securities Co. Ltd., Class A	3,273,000	3,618,809
Wintime Energy Group Co. Ltd., NVS(a)	23,404,500	4,473,016
Wuliangye Yibin Co. Ltd., Class A	195,549	3,847,293
Xiaomi Corp., Class B(a)(b)	1,860,800	3,126,932
Xinjiang Daqo New Energy Co. Ltd.	1,335,835	5,408,157
Yealink Network Technology Corp. Ltd., Class A	854,924	3,478,274
Yonyou Network Technology Co. Ltd., Class A	789,200	1,387,793
Yum China Holdings Inc.	204,241	8,759,896
Yunnan Baiyao Group Co. Ltd., Class A	328,858	2,270,371
Zhejiang Dahua Technology Co. Ltd., Class A	1,136,400	2,912,441
Zhejiang Expressway Co. Ltd., Class H	7,645,160	5,830,353
Zhejiang Supor Co. Ltd., Class A	323,004	2,482,139
Zhejiang Zheneng Electric Power Co. Ltd., Class A(a)	3,362,600	2,510,378
Zhongji Innolight Co. Ltd., Class A	410,100	8,833,056
ZTE Corp, Class A	2,941,720	12,171,238

		1,014,506,613

Czech Republic — 0.2%
CEZ AS	228,633	7,811,229

Egypt — 0.2%
Commercial International Bank - Egypt (CIB)	7,098,707	10,133,797

Greece — 0.6%
Hellenic Telecommunications Organization SA	1,100,937	16,610,895
JUMBO SA	271,296	7,928,576

		24,539,471

Hungary — 0.1%
Richter Gedeon Nyrt	86,277	2,296,911

India — 20.4%
ABB India Ltd.	102,658	6,729,522
Apollo Hospitals Enterprise Ltd.	91,166	6,711,577
Asian Paints Ltd.	572,822	19,538,110
Aurobindo Pharma Ltd.	178,680	2,215,012
Bajaj Auto Ltd.	356,505	33,978,143
Balkrishna Industries Ltd.	146,546	3,936,262
Berger Paints India Ltd.	273,365	2,000,266
Bharti Airtel Ltd.	4,425,605	59,918,259
Britannia Industries Ltd.	328,886	19,709,690
Cipla Ltd.	1,786,387	31,902,356

Security	Shares	Value

India (continued)
Colgate-Palmolive India Ltd.	563,307	$17,130,809
Dabur India Ltd.	3,577,610	23,232,266
Divi’s Laboratories Ltd.	248,758	10,463,513
Dr. Reddy’s Laboratories Ltd.	383,972	29,773,155
Eicher Motors Ltd.	97,909	4,474,126
Godrej Consumer Products Ltd.	177,572	2,688,448
HCL Technologies Ltd.	2,906,265	58,242,032
HDFC Bank Ltd.	130,380	2,201,982
Hero MotoCorp Ltd.	161,553	8,609,730
Hindustan Unilever Ltd.	1,209,066	35,177,477
ICICI Lombard General Insurance Co. Ltd.(b)	111,725	2,308,136
Indian Hotels Co. Ltd., Class A	1,286,206	9,103,785
Infosys Ltd.	1,820,129	36,629,169
Kotak Mahindra Bank Ltd.	620,673	12,627,579
LTIMindtree Ltd.(b)	175,829	11,241,981
Lupin Ltd.	960,623	18,790,603
Marico Ltd.	3,519,276	22,173,181
Maruti Suzuki India Ltd.	162,861	22,164,484
Max Healthcare Institute Ltd.	1,987,902	19,025,557
Mphasis Ltd.	143,121	4,515,029
MRF Ltd.	19,633	34,611,728
Nestle India Ltd., NVS	729,853	22,857,194
Page Industries Ltd.	31,653	13,097,136
Persistent Systems Ltd.	125,778	13,088,846
Petronet LNG Ltd.	1,124,010	3,700,822
Pidilite Industries Ltd.	841,898	27,797,459
Power Grid Corp. of India Ltd.	779,732	2,663,935
Reliance Industries Ltd.	517,657	18,219,065
Siemens Ltd.	177,147	9,987,749
Sun Pharmaceutical Industries Ltd.	1,776,852	33,779,783
Tata Consultancy Services Ltd.	1,253,278	61,825,580
Tata Elxsi Ltd.	57,661	5,429,648
Tech Mahindra Ltd.	1,196,815	18,391,725
Titan Co. Ltd.	593,964	25,957,105
Torrent Pharmaceuticals Ltd.	831,301	26,783,301
Trent Ltd.	317,095	14,819,885
Tube Investments of India Ltd.	71,548	3,003,435
TVS Motor Co. Ltd.	150,449	3,876,933
UltraTech Cement Ltd.	30,834	3,678,690
Wipro Ltd.	4,335,761	27,050,049

		907,832,307

Indonesia — 1.6%
Bank Central Asia Tbk PT	77,513,200	48,776,415
Telkom Indonesia Persero Tbk PT	84,300,100	21,488,881

		70,265,296

Kazakhstan — 0.0%
Polymetal International PLC(a)(c)	244,417	27

Kuwait — 2.4%
Boubyan Bank KSCP	943,824	1,973,434
Kuwait Finance House KSCP	11,979,361	31,561,558
Mobile Telecommunications Co. KSCP	11,563,939	18,912,743
National Bank of Kuwait SAKP	16,999,052	54,161,493

		106,609,228

Malaysia — 4.0%
CELCOMDIGI Bhd	11,797,400	10,833,029
Genting Malaysia Bhd	3,450,000	2,089,484
Hong Leong Bank Bhd	4,348,700	18,082,747
IHH Healthcare Bhd	19,494,500	25,264,182
IOI Corp. Bhd	2,627,200	2,202,860
Malayan Banking Bhd	20,697,000	41,582,548

34	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Malaysia Airports Holdings Bhd	5,220,500	$9,328,804
MISC Bhd	2,331,400	3,737,727
MR DIY Group M Bhd(b)	18,702,550	6,147,016
Nestle Malaysia Bhd	896,500	23,595,585
Petronas Dagangan Bhd	1,665,900	8,017,945
PPB Group Bhd	2,652,000	8,706,809
Public Bank Bhd	3,849,500	3,572,839
Telekom Malaysia Bhd	3,604,500	4,597,742
Tenaga Nasional Bhd	4,432,400	10,517,084

		178,276,401

Mexico — 0.8%
America Movil SAB de CV	15,226,133	14,257,540
Wal-Mart de Mexico SAB de CV	5,629,733	22,543,044

		36,800,584

Peru — 1.1%
Cia. de Minas Buenaventura SAA, ADR	1,654,328	24,980,353
Credicorp Ltd.	127,686	21,818,983

		46,799,336

Philippines — 1.9%
Bank of the Philippine Islands	10,119,015	22,530,231
BDO Unibank Inc.	4,252,755	11,585,796
International Container Terminal Services Inc.	4,422,500	22,695,522
Jollibee Foods Corp.	3,008,130	14,651,356
Manila Electric Co.	1,714,560	11,895,017
SM Investments Corp.	179,315	3,000,517

		86,358,439

Qatar — 2.5%
Dukhan Bank	4,323,806	4,938,558
Masraf Al Rayan QSC	17,214,289	11,957,102
Ooredoo QPSC	7,326,963	22,845,899
Qatar Electricity & Water Co. QSC	5,185,107	24,587,801
Qatar Fuel QSC	1,666,797	6,834,668
Qatar Islamic Bank SAQ	1,905,338	10,528,606
Qatar National Bank QPSC	6,981,956	29,160,891

		110,853,525

Russia — 0.0%
Polyus PJSC(a)(c)	95,932	11
Rosneft Oil Co. PJSC(a)(c)	759,070	83
Yandex NV(a)(c)	49,681	5

		99

Saudi Arabia — 9.2%
ACWA Power Co.	37,186	2,618,067
Advanced Petrochemical Co.	470,453	4,790,209
Al Rajhi Bank	1,783,891	42,364,223
Alinma Bank	624,906	7,334,663
Arabian Internet & Communications Services Co.	159,286	15,600,096
Bupa Arabia for Cooperative Insurance Co.	261,251	15,984,716
Co. for Cooperative Insurance (The)	353,071	15,251,447
Dallah Healthcare Co.	116,761	5,840,696
Dar Al Arkan Real Estate Development Co.(a)	2,436,158	9,079,242
Dr Sulaiman Al Habib Medical Services Group Co.	123,641	10,887,786
Elm Co.	60,735	17,130,829
Etihad Etisalat Co.	2,605,817	38,424,041
Jarir Marketing Co.	7,298,627	30,336,854
Mobile Telecommunications Co. Saudi Arabia	5,473,551	21,746,503
Nahdi Medical Co.	58,302	2,207,526
Rabigh Refining & Petrochemical Co.(a)	171,623	378,608
SABIC Agri-Nutrients Co.	703,836	23,530,529
Saudi Arabian Oil Co.(b)	4,067,794	34,392,676
Saudi Basic Industries Corp.	1,203,572	25,285,850

Security	Shares	Value

Saudi Arabia (continued)
Saudi Electricity Co.	2,816,874	$15,036,653
Saudi National Bank (The)	205,579	2,323,295
Saudi Telecom Co.	5,531,776	62,617,449
Yanbu National Petrochemical Co.	540,115	5,390,173

		408,552,131

South Korea — 6.6%
Celltrion Inc.	56,085	7,584,733
Coway Co. Ltd.	183,140	7,454,212
Hyundai Mobis Co. Ltd.	20,732	3,781,468
Kangwon Land Inc.(a)	858,499	11,216,631
Kia Corp.(a)	41,983	3,931,620
Korea Electric Power Corp.(a)	837,854	15,601,327
KT Corp.	242,037	7,099,597
KT&G Corp.	480,615	33,568,413
LG Electronics Inc.	35,105	2,509,577
LG Uplus Corp.	1,141,291	8,851,822
Orion Corp./Republic of Korea	164,892	11,500,619
Samsung Biologics Co. Ltd.(a)(b)	49,900	29,035,256
Samsung C&T Corp.	83,214	9,797,107
Samsung Electronics Co. Ltd.	799,700	44,137,742
Samsung Fire & Marine Insurance Co. Ltd.(a)	25,095	5,616,236
Samsung SDS Co. Ltd.	247,823	29,810,792
SK Hynix Inc.	187,058	22,051,226
SK Telecom Co. Ltd.	580,121	22,963,652
Yuhan Corp.	312,264	15,838,621

		292,350,651

Taiwan — 15.8%
Accton Technology Corp.	478,000	7,866,176
Advantech Co. Ltd.	2,365,940	29,200,341
Asustek Computer Inc.	1,274,000	18,356,629
Catcher Technology Co. Ltd.	2,974,000	18,529,848
Cathay Financial Holding Co. Ltd.	3,391,020	4,838,430
Chang Hwa Commercial Bank Ltd.	6,008,525	3,385,535
China Steel Corp.	7,366,000	5,736,592
Chunghwa Telecom Co. Ltd.	17,086,000	65,091,843
Compal Electronics Inc.	25,997,000	30,020,446
Delta Electronics Inc.	549,000	5,115,941
E.Sun Financial Holding Co. Ltd.	27,723,250	22,163,716
Far EasTone Telecommunications Co. Ltd.	19,855,000	49,466,719
First Financial Holding Co. Ltd.	68,300,399	58,579,601
Formosa Petrochemical Corp.	3,498,000	8,226,244
Formosa Plastics Corp.	3,045,840	6,912,488
Hon Hai Precision Industry Co. Ltd.	3,097,000	10,097,693
Hua Nan Financial Holdings Co. Ltd.	53,854,906	37,505,330
Mega Financial Holding Co. Ltd.	16,486,810	20,198,641
Pegatron Corp.	1,183,000	3,203,278
PharmaEssentia Corp.(a)	314,000	3,263,228
Pou Chen Corp.	4,025,000	3,888,471
President Chain Store Corp.	6,938,000	59,153,883
Quanta Computer Inc.	526,000	3,865,221
Synnex Technology International Corp.	6,947,000	17,114,212
Taiwan Business Bank	18,221,448	8,073,281
Taiwan Cement Corp.	6,265,000	6,369,413
Taiwan Cooperative Financial Holding Co. Ltd.	56,336,884	46,288,567
Taiwan High Speed Rail Corp.	12,304,000	11,757,762
Taiwan Mobile Co. Ltd.	20,590,000	64,525,886
Taiwan Semiconductor Manufacturing Co. Ltd.	1,198,000	26,253,589
Uni-President Enterprises Corp.	8,163,000	19,821,724
WPG Holdings Ltd.	8,523,440	25,025,716

		699,896,444

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand — 4.3%
Advanced Info Service PCL, NVDR	8,518,300	$47,790,613
Airports of Thailand PCL, NVDR(d)	29,203,800	51,753,519
Bangkok Dusit Medical Services PCL, NVDR	22,996,400	18,269,716
Bangkok Expressway & Metro PCL, NVDR(d)	8,941,500	2,009,927
Bumrungrad Hospital PCL, NVDR	3,395,900	21,188,201
Central Retail Corp. PCL, NVDR(d)	7,519,600	7,299,179
Home Product Center PCL, NVDR	31,658,500	9,887,868
Intouch Holdings PCL, NVDR	10,558,800	19,952,773
PTT Oil & Retail Business PCL, NVDR	17,162,000	8,657,843
Siam Cement PCL (The), NVDR	543,800	4,078,788

		190,888,427

Turkey — 0.4%
Aselsan Elektronik Sanayi Ve Ticaret AS	3,419,248	6,561,593
BIM Birlesik Magazalar AS	309,305	3,838,810
Sasa Polyester Sanayi AS(a)	1,375,822	1,742,712
Turkiye Sise ve Cam Fabrikalari AS	3,591,853	5,879,504

		18,022,619

United Arab Emirates — 3.7%
Abu Dhabi National Oil Co. for Distribution PJSC	40,206,506	38,313,283
Aldar Properties PJSC	14,797,333	22,278,891
Dubai Islamic Bank PJSC	23,646,476	41,460,762
Emirates NBD Bank PJSC	3,273,527	16,309,926
Emirates Telecommunications Group Co. PJSC	4,105,603	20,232,079
First Abu Dhabi Bank PJSC	4,770,251	17,721,335
Multiply Group PJSC(a)	10,864,570	6,719,202

		163,035,478

Total Common Stocks — 99.1% (Cost: $3,761,379,328)		4,402,613,494

Preferred Stocks

Brazil — 0.2%
Companhia Paranaense de Energia, Preference Shares, NVS	3,691,157	7,588,587

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(c)	40,815,200	4,461

South Korea — 0.6%
Samsung Electronics Co. Ltd., Preference Shares, NVS	588,039	28,159,220

Total Preferred Stocks — 0.8% (Cost: $53,718,246)		35,752,268

Security	Shares	Value

Rights

China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(a)	155,535	$—

Total Rights — 0.0% (Cost: $—)		—

Total Long-Term Investments — 99.9% (Cost: $3,815,097,574)		4,438,365,762

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(e)(f)(g)	2,779,134	2,780,524
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(e)(f)	16,640,000	16,640,000

Total Short-Term Securities — 0.4% (Cost: $19,418,775)		19,420,524

Total Investments — 100.3% (Cost: $3,834,516,349)		4,457,786,286

Liabilities in Excess of Other Assets — (0.3)%		(14,905,472)

Net Assets — 100.0%		$4,442,880,814

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

36	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Min Vol Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$40,433,121	$—		$(37,661,414	)(a)	$18,891	$(10,074)	$2,780,524	2,779,134	$68,785	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,290,000	15,350,000	(a)	—		—	—	16,640,000	16,640,000	301,339		—

						$18,891	$(10,074)	$19,420,524		$370,124		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	149	03/15/24	$7,575	$669
2-Year U.S. Treasury Note	5	06/28/24	1,024	1,048

				$1,717

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$669	$—	$1,048	$—	$1,717

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$389,104	$—	$933	$—	$390,037

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(57,451)	$—	$(7,936)	$—	$(65,387)

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Emerging Markets Min Vol Factor ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,861,382

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$649,984,744	$3,752,628,616	$134	$4,402,613,494
Preferred Stocks	7,588,587	28,159,220	4,461	35,752,268
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	19,420,524	—	—	19,420,524

	$676,993,855	$3,780,787,836	$4,595	$4,457,786,286

Derivative Financial Instruments(a)
Assets
Equity Contracts	$669	$—	$—	$669
Interest Rate Contracts	1,048	—	—	1,048

	$1,717	$—	$—	1,717

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

38	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 29, 2024	iShares® MSCI Global Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 0.1%
Telefonica Brasil SA	534,833	$5,861,419

Canada — 1.3%
CGI Inc.(a)	194,301	22,308,501
Franco-Nevada Corp.	46,887	4,908,944
Loblaw Companies Ltd.	76,842	8,189,535
Thomson Reuters Corp.	21,844	3,448,299
Waste Connections Inc.	97,721	16,264,683

		55,119,962

China — 7.5%
Agricultural Bank of China Ltd., Class A	6,335,299	3,680,107
Agricultural Bank of China Ltd., Class H	34,864,000	14,302,799
Anhui Gujing Distillery Co. Ltd., Class B	136,000	1,922,821
Bank of China Ltd., Class H	99,974,000	39,219,930
Bank of Communications Co. Ltd., Class A	2,953,700	2,566,735
Bank of Communications Co. Ltd., Class H	11,099,000	7,271,462
Beijing Enterprises Holdings Ltd.	671,500	2,526,061
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,648,300	2,556,282
Brilliance China Automotive Holdings Ltd.	3,798,000	2,210,785
BYD Co. Ltd., Class A	135,800	3,586,835
BYD Electronic International Co. Ltd.	728,500	2,750,719
CGN Power Co. Ltd., Class H(b)	13,560,000	4,117,933
China CITIC Bank Corp. Ltd., Class H	11,157,000	5,932,044
China Coal Energy Co. Ltd., Class H	2,650,000	2,853,833
China Construction Bank Corp., Class H	47,863,000	29,682,530
China Galaxy Securities Co. Ltd., Class H	4,457,000	2,341,862
China Merchants Port Holdings Co. Ltd.	1,792,000	2,224,323
China Minsheng Banking Corp. Ltd., Class H	8,430,500	2,967,057
China Shenhua Energy Co. Ltd., Class A	518,800	2,771,749
China Shenhua Energy Co. Ltd., Class H	3,366,500	12,953,249
China State Construction Engineering Corp. Ltd., Class A	3,219,100	2,385,654
China Tower Corp. Ltd., Class H(b)	56,192,000	6,810,920
China Yangtze Power Co. Ltd., Class A	1,860,500	6,467,241
Chow Tai Fook Jewellery Group Ltd.	2,555,000	3,807,131
CITIC Securities Co. Ltd., Class A	821,508	2,423,911
COSCO Shipping Holdings Co. Ltd., Class H	3,830,500	4,123,688
East Money Information Co. Ltd., Class A	1,147,812	2,229,600
Fuyao Glass Industry Group Co. Ltd., Class H(b)	420,800	2,109,228
GCL Technology Holdings Ltd.	13,075,000	1,818,718
Guangdong Investment Ltd.	2,791,147	1,656,316
Haitian International Holdings Ltd.	783,000	1,982,609
Industrial & Commercial Bank of China Ltd., Class A	4,749,451	3,509,812
Industrial & Commercial Bank of China Ltd., Class H	44,733,000	22,930,703
Industrial Bank Co. Ltd., Class A	1,546,200	3,566,896
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	316,500	1,867,853
Kingboard Holdings Ltd.	820,000	1,608,404
Kunlun Energy Co. Ltd.	4,890,000	4,168,790
Kweichow Moutai Co. Ltd., Class A	18,700	4,386,814
Lenovo Group Ltd.	3,532,000	3,901,904
Luxshare Precision Industry Co. Ltd., Class A	549,000	2,100,798
Luzhou Laojiao Co. Ltd., Class A	69,800	1,692,536
Muyuan Foods Co. Ltd., Class A	407,720	2,172,193
Nongfu Spring Co. Ltd., Class H(b)	1,297,400	7,336,538
People’s Insurance Co. Group of China Ltd. (The), Class H	11,384,000	3,792,050
PetroChina Co. Ltd., Class H	22,264,000	17,461,909
PICC Property & Casualty Co. Ltd., Class H	8,640,000	11,811,905
Ping An Bank Co. Ltd., Class A	1,445,300	2,119,090

Security	Shares	Value

China (continued)
Postal Savings Bank of China Co. Ltd., Class H(b)	9,859,000	$5,179,659
SF Holding Co. Ltd., Class A	359,500	1,906,440
Shanghai Pudong Development Bank Co. Ltd., Class A	2,210,700	2,190,406
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	90,800	3,630,573
Sinopharm Group Co. Ltd., Class H	1,685,600	4,717,040
Tingyi Cayman Islands Holding Corp.	1,866,000	2,075,096
Topsports International Holdings Ltd.(b)	2,360,000	1,597,058
Wanhua Chemical Group Co. Ltd., Class A	232,800	2,560,974
Want Want China Holdings Ltd.	5,928,000	3,270,830
Xiaomi Corp., Class B(a)(b)	3,993,800	6,711,274
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	727,400	1,145,452
ZTE Corp., Class H	929,400	2,093,459
ZTO Express Cayman Inc., ADR	104,299	2,001,498

		317,762,086

Finland — 0.2%
Elisa OYJ	176,508	7,949,590

France — 0.8%
Bollore SE	938,349	6,434,950
Orange SA	2,331,766	26,728,939

		33,163,889

Germany — 0.9%
Deutsche Telekom AG, Registered	1,462,315	34,757,736
SAP SE	24,692	4,627,115

		39,384,851

Greece — 0.1%
Hellenic Telecommunications Organization SA	194,548	2,935,333

Hong Kong — 1.6%
BOC Hong Kong Holdings Ltd.	1,437,000	3,775,299
CLP Holdings Ltd.	1,330,254	11,070,538
Galaxy Entertainment Group Ltd.	1,285,000	6,996,523
Hang Seng Bank Ltd.	958,400	10,920,172
HKT Trust & HKT Ltd., Class SS	4,748,000	5,789,013
Hong Kong & China Gas Co. Ltd.	11,053,579	8,522,433
Jardine Matheson Holdings Ltd.	183,500	7,704,197
MTR Corp. Ltd.	1,969,000	6,513,986
Power Assets Holdings Ltd.	1,153,000	6,919,328

		68,211,489

India — 5.6%
Asian Paints Ltd.	381,152	13,000,531
Bajaj Auto Ltd.	60,903	5,804,605
Bajaj Holdings & Investment Ltd.	27,474	3,030,641
Berger Paints India Ltd.	378,749	2,771,381
Bharat Petroleum Corp. Ltd.	591,906	4,301,600
Bharti Airtel Ltd.	1,306,670	17,691,003
Cipla Ltd.	167,769	2,996,118
Divi’s Laboratories Ltd.	109,388	4,601,190
Dr. Reddy’s Laboratories Ltd.	55,128	4,274,620
Eicher Motors Ltd.	159,857	7,304,951
Havells India Ltd.	135,093	2,492,523
HCL Technologies Ltd.	1,018,665	20,414,215
Hero MotoCorp Ltd.	68,163	3,632,647
Hindustan Petroleum Corp. Ltd.	554,304	3,407,668
Hindustan Unilever Ltd.	67,414	1,961,394
Indian Hotels Co. Ltd., Class A	868,820	6,149,521
Indian Oil Corp. Ltd.	3,577,140	7,133,479
Infosys Ltd.	451,948	9,095,223
Larsen & Toubro Ltd.	178,385	7,479,022

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Global Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
LTIMindtree Ltd.(b)	43,866	$2,804,661
Maruti Suzuki India Ltd.	34,115	4,642,863
MRF Ltd.	2,179	3,841,438
Nestle India Ltd., NVS	272,330	8,528,703
Petronet LNG Ltd.	994,896	3,275,712
PI Industries Ltd.	103,461	4,582,752
Pidilite Industries Ltd.	195,607	6,458,476
Shree Cement Ltd.	9,436	2,895,850
Sun Pharmaceutical Industries Ltd.	360,875	6,860,605
Tata Consultancy Services Ltd.	675,734	33,334,701
Tata Elxsi Ltd.	19,795	1,863,996
Tech Mahindra Ltd.	323,960	4,978,366
Torrent Pharmaceuticals Ltd.	132,326	4,263,350
UltraTech Cement Ltd.	66,203	7,898,434
Wipro Ltd.	763,067	4,760,641
Wipro Ltd., ADR	624,211	3,863,866
Yes Bank Ltd.(a)	12,874,567	3,785,769

		236,182,515

Indonesia — 0.6%
Bank Central Asia Tbk PT	28,795,900	18,120,279
Telkom Indonesia Persero Tbk PT	32,586,600	8,306,628

		26,426,907

Israel — 0.5%
Bank Hapoalim BM	374,226	3,584,614
Check Point Software Technologies Ltd.(a)	113,263	18,169,650
Isracard Ltd.	—	1

		21,754,265

Italy — 0.1%
Infrastrutture Wireless Italiane SpA(b)	428,870	4,750,310

Japan — 10.5%
Brother Industries Ltd.	253,800	4,258,311
Canon Inc.	867,700	25,375,734
Central Japan Railway Co.	902,000	22,685,191
Chiba Bank Ltd. (The)	366,900	2,988,046
Chubu Electric Power Co. Inc.	583,400	7,261,143
East Japan Railway Co.	332,600	19,677,101
ENEOS Holdings Inc.	1,181,300	5,096,822
FUJIFILM Holdings Corp.	152,500	9,713,745
Hamamatsu Photonics KK	177,400	6,377,907
Hankyu Hanshin Holdings Inc.	75,800	2,185,892
Hirose Electric Co. Ltd.	39,800	4,235,634
Japan Post Bank Co. Ltd.	575,500	6,136,387
KDDI Corp.	947,000	28,629,478
Keisei Electric Railway Co. Ltd.	55,500	2,593,017
Kintetsu Group Holdings Co. Ltd.	228,100	7,015,139
Kirin Holdings Co. Ltd.	134,200	1,865,667
Kyocera Corp.	700,100	10,332,418
McDonald’s Holdings Co. Japan Ltd.(c)	110,700	5,148,633
MEIJI Holdings Co. Ltd.	133,400	3,002,123
Mizuho Financial Group Inc.	425,200	7,943,622
NEC Corp.	193,300	13,047,209
Nintendo Co. Ltd.	318,000	17,769,912
Nippon Telegraph & Telephone Corp.	31,037,000	37,746,128
Nissin Foods Holdings Co. Ltd.	92,500	2,696,223
Nitori Holdings Co. Ltd.	19,200	2,824,132
Nomura Research Institute Ltd.	120,290	3,380,153
NTT Data Group Corp.	393,300	6,405,717
Obic Co. Ltd.	79,200	12,403,042
Odakyu Electric Railway Co. Ltd.	158,400	2,227,044
Ono Pharmaceutical Co. Ltd.	417,500	6,913,635

Security	Shares	Value

Japan (continued)
Oracle Corp. Japan	48,900	$3,749,341
Oriental Land Co. Ltd./Japan	177,300	6,354,468
Osaka Gas Co. Ltd.	470,600	9,391,572
Otsuka Corp.	99,700	4,383,966
Otsuka Holdings Co. Ltd.	358,700	14,554,790
Pan Pacific International Holdings Corp.	326,100	7,687,658
SCSK Corp.	201,500	3,716,593
Secom Co. Ltd.	247,400	18,053,308
Seiko Epson Corp.	139,000	2,250,076
SG Holdings Co. Ltd.	139,500	1,750,001
Shizuoka Financial Group Inc., NVS	590,100	5,776,119
SoftBank Corp.	3,426,600	45,071,662
Suntory Beverage & Food Ltd.	175,400	5,759,664
TIS Inc.	277,300	6,258,304
Tobu Railway Co. Ltd.	239,700	6,127,694
Toho Co. Ltd./Tokyo	132,700	4,306,626
Tokyu Corp.	166,000	2,065,509
USS Co. Ltd.	256,900	4,471,913
West Japan Railway Co.	93,100	3,871,256

		443,535,725

Kazakhstan — 0.0%
Polymetal International PLC(a)(d)	250,942	28

Kuwait — 0.3%
Mobile Telecommunications Co. KSCP	2,303,321	3,767,066
National Bank of Kuwait SAKP	2,214,683	7,056,307

		10,823,373

Malaysia — 0.4%
CELCOMDIGI Bhd	3,208,700	2,946,407
Hong Leong Bank Bhd	820,400	3,411,384
IHH Healthcare Bhd	2,376,200	3,079,471
Malayan Banking Bhd	2,245,200	4,510,853
Petronas Gas Bhd	1,009,700	3,817,094

		17,765,209

Netherlands — 0.7%
Koninklijke Ahold Delhaize NV	437,871	13,040,609
Koninklijke KPN NV	4,206,707	15,377,447

		28,418,056

New Zealand — 0.1%
Spark New Zealand Ltd.	1,464,231	4,519,889

Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	269,662	4,071,896

Philippines — 0.2%
BDO Unibank Inc.	2,419,368	6,591,093
Jollibee Foods Corp.	565,840	2,755,972

		9,347,065

Qatar — 0.2%
Industries Qatar QSC	708,916	2,510,085
Qatar National Bank QPSC	1,576,985	6,586,448

		9,096,533

Russia — 0.0%
PhosAgro PJSC(a)(d)	41,863	5
PhosAgro PJSC, GDR(a)(d)(e)	2	—
PhosAgro PJSC, New(a)(d)	809	8
Polyus PJSC(a)(d)	53,523	6

		19

Saudi Arabia — 1.2%
Arabian Internet & Communications Services Co.	26,531	2,598,384
Bupa Arabia for Cooperative Insurance Co.	42,311	2,588,810

40	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Global Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Jarir Marketing Co.	523,810	$2,177,224
SABIC Agri-Nutrients Co.	214,882	7,183,900
Saudi Arabian Oil Co.(b)	1,767,078	14,940,418
Saudi Basic Industries Corp.	188,602	3,962,340
Saudi Telecom Co.	1,728,569	19,566,696

		53,017,772

Singapore — 0.9%
DBS Group Holdings Ltd.	155,500	3,855,663
Genting Singapore Ltd.	5,978,400	4,045,762
Singapore Exchange Ltd.	1,104,300	7,758,131
Singapore Technologies Engineering Ltd.	1,512,200	4,477,125
Singapore Telecommunications Ltd.	10,126,400	17,673,738

		37,810,419

Switzerland — 2.7%
Banque Cantonale Vaudoise, Registered	37,886	4,540,829
BKW AG	26,711	3,742,444
Kuehne + Nagel International AG, Registered	6,958	2,342,661
Nestle SA, Registered	161,342	16,733,937
Novartis AG, Registered	388,985	39,247,607
Roche Holding AG, NVS	76,296	19,948,431
Swiss Prime Site AG, Registered	94,882	9,068,008
Swisscom AG, Registered	32,569	18,615,679

		114,239,596

Taiwan — 4.9%
Accton Technology Corp.	114,000	1,876,034
Acer Inc.	3,621,000	5,178,648
Advantech Co. Ltd.	592,959	7,318,277
Asia Cement Corp.	2,880,000	3,686,573
Asustek Computer Inc.	885,000	12,751,662
Catcher Technology Co. Ltd.	745,000	4,641,808
Chang Hwa Commercial Bank Ltd.	6,674,250	3,760,641
Cheng Shin Rubber Industry Co. Ltd.	2,398,000	3,564,541
China Steel Corp.	6,482,000	5,048,139
Chunghwa Telecom Co. Ltd.	4,787,000	18,236,840
Compal Electronics Inc.	5,277,000	6,093,699
E.Sun Financial Holding Co. Ltd.	13,588,621	10,863,601
Far EasTone Telecommunications Co. Ltd.	2,023,000	5,040,099
First Financial Holding Co. Ltd.	13,702,798	11,752,559
Formosa Chemicals & Fibre Corp.	4,465,000	8,086,630
Formosa Petrochemical Corp.	1,561,000	3,671,002
Formosa Plastics Corp.	1,458,000	3,308,909
Hon Hai Precision Industry Co. Ltd.	1,614,000	5,262,408
Hua Nan Financial Holdings Co. Ltd.	11,118,905	7,743,365
Innolux Corp.	4,977,000	2,388,032
Lite-On Technology Corp.	588,000	2,040,158
Mega Financial Holding Co. Ltd.	5,696,860	6,979,448
Nan Ya Plastics Corp.	899,000	1,700,051
Pegatron Corp.	2,530,000	6,850,629
Powerchip Semiconductor Manufacturing Corp.	3,752,000	3,279,895
President Chain Store Corp.	528,000	4,501,766
Quanta Computer Inc.	304,000	2,233,892
Synnex Technology International Corp.	1,605,250	3,954,597
Taishin Financial Holding Co. Ltd.	8,733,593	4,809,135
Taiwan Business Bank	7,546,000	3,343,366
Taiwan Cooperative Financial Holding Co. Ltd.	12,958,766	10,647,424
Taiwan High Speed Rail Corp.	2,532,000	2,419,591
Taiwan Mobile Co. Ltd.	2,190,000	6,863,122
Taiwan Semiconductor Manufacturing Co. Ltd.	462,000	10,124,506
WPG Holdings Ltd.	2,004,760	5,886,186

		205,907,233

Security	Shares	Value

Thailand — 0.5%
Advanced Info Service PCL, NVDR	1,500,800	$8,420,008
Airports of Thailand PCL, NVDR(c)	5,438,400	9,637,662
Bumrungrad Hospital PCL, NVDR	467,100	2,914,399

		20,972,069

Turkey — 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,264,653	2,426,890
Turkcell Iletisim Hizmetleri AS	988,828	2,119,720
Turkiye Petrol Rafinerileri AS	389,238	2,016,512
Turkiye Sise ve Cam Fabrikalari AS	1,467,216	2,401,686

		8,964,808

United Arab Emirates — 0.4%
Abu Dhabi National Oil Co. for Distribution PJSC	4,279,975	4,078,442
Emirates Telecommunications Group Co. PJSC	1,793,136	8,836,429
Multiply Group PJSC(a)	3,302,451	2,042,403

		14,957,274

United States — 57.2%
Abbott Laboratories	40,575	4,813,818
AbbVie Inc.	133,162	23,443,170
Accenture PLC, Class A	33,164	12,429,204
Akamai Technologies Inc.(a)	139,855	15,512,717
Albertsons Companies Inc., Class A	119,016	2,413,644
Ameren Corp.	54,742	3,897,083
American Electric Power Co. Inc.	157,865	13,448,519
AmerisourceBergen Corp.	172,611	40,667,152
Amgen Inc.	75,064	20,554,775
Amphenol Corp., Class A	170,856	18,664,309
Aon PLC, Class A	43,303	13,683,315
Arch Capital Group Ltd.(a)	58,099	5,088,891
Arthur J Gallagher & Co.	51,646	12,598,009
Aspen Technology Inc.(a)	20,060	3,889,433
Assurant Inc.	27,124	4,921,650
AT&T Inc.	534,098	9,042,279
AutoZone Inc.(a)	11,247	33,808,707
Becton Dickinson and Co.	51,370	12,100,203
Berkshire Hathaway Inc., Class B(a)	89,834	36,778,040
BioMarin Pharmaceutical Inc.(a)	133,156	11,488,700
Booz Allen Hamilton Holding Corp., Class A	111,211	16,426,977
Bristol-Myers Squibb Co.	467,212	23,711,009
Brown & Brown Inc.	123,521	10,401,703
Campbell Soup Co.	245,007	10,447,098
Cboe Global Markets Inc.	132,252	25,392,384
CF Industries Holdings Inc.	135,243	10,916,815
CH Robinson Worldwide Inc.	145,712	10,794,345
Cheniere Energy Inc.	34,453	5,347,106
Chubb Ltd.	66,102	16,635,890
Church & Dwight Co. Inc.	196,924	19,716,031
Cigna Group (The)	19,484	6,549,352
Cisco Systems Inc.	1,251,255	60,523,203
Clorox Co. (The)	20,812	3,190,688
CME Group Inc.	47,845	10,542,646
CMS Energy Corp.	110,447	6,336,344
Coca-Cola Co. (The)	36,431	2,186,589
Cognizant Technology Solutions Corp., Class A	118,060	9,329,101
Colgate-Palmolive Co.	175,399	15,175,521
Conagra Brands Inc.	74,494	2,091,792
Consolidated Edison Inc.	434,986	37,935,129
Corteva Inc.	95,547	5,113,675
Domino’s Pizza Inc.	30,427	13,641,945
Duke Energy Corp.	335,664	30,824,025
Electronic Arts Inc.	175,966	24,543,738
Elevance Health Inc.	8,191	4,105,739

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Global Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Eli Lilly & Co.	30,487	$22,977,442
Erie Indemnity Co., Class A, NVS	31,818	12,946,108
Everest Group Ltd.	12,229	4,511,034
Evergy Inc.	46,959	2,326,349
Expeditors International of Washington Inc.	186,299	22,281,360
F5 Inc.(a)	74,605	13,967,548
Fair Isaac Corp.(a)	2,462	3,126,518
Fiserv Inc.(a)	105,154	15,696,338
Gen Digital Inc.	550,780	11,836,262
General Mills Inc.	436,490	28,013,928
Genuine Parts Co.	17,323	2,585,631
Gilead Sciences Inc.	443,127	31,949,457
GoDaddy Inc., Class A(a)	41,148	4,697,044
Henry Schein Inc.(a)	39,442	3,016,130
Hershey Co. (The)	166,768	31,339,043
Hologic Inc.(a)	27,183	2,006,105
Home Depot Inc. (The)	52,900	20,134,269
Hormel Foods Corp.	377,959	13,349,512
Humana Inc.	51,089	17,897,498
Incyte Corp.(a)	238,505	13,919,152
International Business Machines Corp.	161,246	29,835,347
Jack Henry & Associates Inc.	51,804	9,001,981
JM Smucker Co. (The)	133,711	16,068,051
Johnson & Johnson	316,841	51,131,801
Juniper Networks Inc.	403,889	14,956,010
Kellanova	345,380	19,047,707
Keurig Dr Pepper Inc.	492,374	14,726,906
Keysight Technologies Inc.(a)	174,924	26,990,773
Kimberly-Clark Corp.	105,776	12,816,878
Kraft Heinz Co. (The)	470,782	16,609,189
Kroger Co. (The)	649,302	32,211,872
Lockheed Martin Corp.	19,675	8,425,622
Loews Corp.	242,619	18,227,965
Marathon Petroleum Corp.	43,626	7,382,828
Markel Group Inc.(a)(c)	11,679	17,430,674
Marsh & McLennan Companies Inc.	183,695	37,155,988
Mastercard Inc., Class A	16,584	7,873,420
McCormick & Co. Inc./MD, NVS	89,657	6,173,781
McDonald’s Corp.	157,141	45,929,171
McKesson Corp.	97,733	50,958,964
Merck & Co. Inc.	539,546	68,603,274
Microsoft Corp.	61,481	25,431,001
Mondelez International Inc., Class A	172,149	12,578,927
Monster Beverage Corp.(a)	103,260	6,102,666
Motorola Solutions Inc.	177,861	58,763,496
Neurocrine Biosciences Inc.(a)	123,073	16,048,719
Newmont Corp.	118,274	3,696,062
Northrop Grumman Corp.	27,526	12,690,037
Old Dominion Freight Line Inc.	9,322	4,124,799
Oracle Corp.	134,237	14,991,588
O’Reilly Automotive Inc.(a)	22,777	24,768,165
PepsiCo Inc.	300,902	49,751,137
Pfizer Inc.	203,412	5,402,623
PG&E Corp.	226,555	3,781,203
Procter & Gamble Co. (The)	225,627	35,861,155
Progressive Corp. (The)	143,341	27,171,720
PTC Inc.(a)	49,019	8,970,967

Security	Shares	Value

United States (continued)
Quest Diagnostics Inc.	43,603	$5,445,579
Regeneron Pharmaceuticals Inc.(a)(c)	35,851	34,635,293
Republic Services Inc., Class A	278,538	51,139,577
Rollins Inc.	194,538	8,573,290
Roper Technologies Inc.	110,395	60,135,468
Southern Co. (The)	425,301	28,601,492
Teledyne Technologies Inc.(a)	10,491	4,482,490
TJX Companies Inc. (The)	140,389	13,918,165
T-Mobile USA Inc.	328,264	53,605,511
Travelers Companies Inc. (The)	49,759	10,994,749
Ulta Beauty Inc.(a)(c)	19,422	10,654,132
United Therapeutics Corp.(a)	41,484	9,360,450
UnitedHealth Group Inc.	63,949	31,565,226
VeriSign Inc.(a)	81,331	15,883,131
Verizon Communications Inc.	852,040	34,098,641
Vertex Pharmaceuticals Inc.(a)	113,751	47,859,596
Visa Inc., Class A(c)	88,308	24,959,373
W R Berkley Corp.	109,441	9,149,268
Walmart Inc.	996,290	58,392,557
Waste Management Inc.	312,207	64,205,370
WEC Energy Group Inc.	346,285	27,179,910
Xcel Energy Inc.	482,754	25,436,308
Yum! Brands Inc.	79,167	10,958,296

		2,422,625,530

Total Long-Term Investments — 99.8% (Cost: $3,651,677,189)		4,225,575,110

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(f)(g)(h)	37,082,167	37,100,709
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(f)(g)	7,770,000	7,770,000

Total Short-Term Securities — 1.1% (Cost: $44,865,877)		44,870,709

Total Investments — 100.9% (Cost: $3,696,543,066)		4,270,445,819

Liabilities in Excess of Other Assets — (0.9)%		(38,530,114)

Net Assets — 100.0%		$4,231,915,705

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

42	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Global Min Vol Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$51,597,548	$—		$(14,498,389	)(a)	$7,330	$(5,780)	$37,100,709	37,082,167	$44,692	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,270,000	500,000	(a)	—		—	—	7,770,000	7,770,000	265,605		—

						$7,330	$(5,780)	$44,870,709		$310,297		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	16	03/15/24	$1,830	$43,963
MSCI Emerging Markets Index	17	03/15/24	864	1,549
S&P 500 E-Mini Index	13	03/15/24	3,317	116,743
2-Year U.S. Treasury Note	4	06/28/24	819	715

				$162,970

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$162,255	$—	$715	$—	$162,970

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$365,659	$—	$23,580	$—	$389,239

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$66,182	$—	$(6,023)	$—	$60,159

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) February 29, 2024	iShares® MSCI Global Min Vol Factor ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,120,887

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$2,562,197,202	$1,663,377,861	$47	$4,225,575,110
Short-Term Securities
Money Market Funds	44,870,709	—	—	44,870,709

	$2,607,067,911	$1,663,377,861	$47	$4,270,445,819

Derivative Financial Instruments(a)
Assets
Equity Contracts	$162,255	$—	$—	$162,255
Interest Rate Contracts	715	—	—	715

	$162,970	$—	$—	162,970

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

44	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 29, 2024

	iShares Emerging Markets Equity Factor ETF	iShares ESG Aware MSCI EM ETF	iShares MSCI Emerging Markets ex China ETF	iShares MSCI Emerging Markets Min Vol Factor ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$573,058,885	$4,040,943,023	$10,891,048,911	$4,438,365,762
Investments, at value — affiliated(c)	6,095,895	12,731,543	20,874,428	19,420,524
Cash	7,359	62,861,494	67,091,276	9,519,444
Cash pledged for futures contracts	27,000	595,000	57,000	439,000
Foreign currency, at value(d)	1,889,645	38,614,094	71,506,026	18,205,358
Receivables:
Investments sold	—	160,958,079	131,190,920	24,220,909
Securities lending income — affiliated	14,152	5,862	17,782	521
Capital shares sold	3,819,406	91,128	37,769,615	—
Dividends — unaffiliated	1,271,066	8,473,240	23,260,319	6,548,087
Dividends — affiliated	14,193	29,154	60,327	99,970
Tax reclaims	135,179	322,701	100,056	—
Variation margin on futures contracts	—	23,223	379	12,050

Total assets	586,332,780	4,325,648,541	11,242,977,039	4,516,831,625

LIABILITIES
Bank borrowings	—	53,009,437	42,507,567	—
Collateral on securities loaned, at value	2,614,254	12,742,864	20,863,780	2,738,141
Payables:
Investments purchased	3,475,008	199,676,399	221,402,066	45,454,439
Deferred foreign capital gain tax	4,468,315	13,965,838	54,988,229	24,858,390
Investment advisory fees	111,457	788,427	1,965,636	867,202
Professional fees	—	596	—	32,639
Variation margin on futures contracts	147	—	—	—

Total liabilities	10,669,181	280,183,561	341,727,278	73,950,811

Commitments and contingent liabilities

NET ASSETS	$575,663,599	$4,045,464,980	$10,901,249,761	$4,442,880,814

NET ASSETS CONSIST OF
Paid-in capital	$659,426,410	$4,945,877,949	$10,464,298,734	$4,943,713,141
Accumulated earnings (loss)	(83,762,811)	(900,412,969)	436,951,027	(500,832,327)

NET ASSETS	$575,663,599	$4,045,464,980	$10,901,249,761	$4,442,880,814

NET ASSETVALUE
Shares outstanding	13,200,000	127,700,000	194,800,000	78,400,000

Net asset value	$43.61	$31.68	$55.96	$56.67

Shares authorized	525 million	1.5 billion	2 billion	800 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Investments, at cost — unaffiliated	$514,788,372	$3,911,135,713	$10,122,204,236	$3,815,097,574
(b) Securities loaned, at value	$2,470,293	$12,236,878	$19,438,335	$2,586,314
(c) Investments, at cost — affiliated	$6,094,105	$12,727,216	$20,873,109	$19,418,775
(d) Foreign currency, at cost	$1,992,772	$38,652,879	$71,546,354	$18,261,842

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Assets and Liabilities (unaudited) (continued)

February 29, 2024

iShares MSCI Global Min Vol Factor ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$4,225,575,110
Investments, at value — affiliated(c)	44,870,709
Cash	212,085
Cash pledged for futures contracts	241,000
Foreign currency, at value(d)	3,010,049
Receivables:
Investments sold	4,090,938
Securities lending income — affiliated	6,878
Dividends — unaffiliated	6,215,879
Dividends — affiliated	29,346
Tax reclaims	2,792,137
Variation margin on futures contracts	19,055

Total assets	4,287,063,186

LIABILITIES
Collateral on securities loaned, at value	36,996,549
Payables:
Investments purchased	8,389,722
Deferred foreign capital gain tax	9,077,162
Investment advisory fees	666,030
Professional fees	18,018

Total liabilities	55,147,481

Commitments and contingent liabilities

NET ASSETS	$4,231,915,705

NET ASSETS CONSIST OF
Paid-in capital	$3,796,921,544
Accumulated earnings	434,994,161

NET ASSETS	$4,231,915,705

NET ASSETVALUE
Shares outstanding	41,000,000

Net asset value	$103.22

Shares authorized	500 million

Par value	$0.001

(a) Investments, at cost — unaffiliated	$3,651,677,189
(b) Securities loaned, at value	$35,881,746
(c) Investments, at cost — affiliated	$44,865,877
(d) Foreign currency, at cost	$3,062,346

See notes to financial statements.

46	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 29, 2024

	iShares Emerging Markets Equity Factor ETF	iShares ESG Aware MSCI EM ETF	iShares MSCI Emerging Markets ex China ETF	iShares MSCI Emerging Markets Min Vol Factor ETF

INVESTMENT INCOME
Dividends — unaffiliated	$6,194,229	$35,628,153	$79,282,593	$31,769,647
Dividends — affiliated	72,728	186,647	243,237	301,339
Interest — unaffiliated	—	49,902	268,122	28,000
Securities lending income — affiliated — net	90,337	91,748	329,588	68,785
Other income — unaffiliated	—	5,956	421	325,599
Foreign taxes withheld	(795,299)	(4,014,766)	(10,365,059)	(3,133,843)
Foreign withholding tax claims	—	14,606	—	6,935
Other foreign taxes	(6,943)	(163,271)	(80,063)	(196,349)

Total investment income	5,555,052	31,798,975	69,678,839	29,170,113

EXPENSES
Investment advisory	712,092	4,995,892	9,390,836	5,390,244
Interest expense	13,651	163,150	114,115	93,132
Commitment costs	4,660	19,473	19,473	19,473
Professional	—	2,056	—	33,251

Total expenses	730,403	5,180,571	9,524,424	5,536,100

Net investment income	4,824,649	26,618,404	60,154,415	23,634,013

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:
Investments — unaffiliated(a)	7,925,241	(124,915,427)	(67,743,175)	17,853,949
Investments — affiliated	2,039	6,122	6,612	18,891
Foreign currency transactions	(23,650)	(650,095)	(1,845,384)	(161,686)
Futures contracts	58,723	(803,111)	546,810	390,037
In-kind redemptions — unaffiliated(b)	(491,414)	10,705,910	—	1,212,540

	7,470,939	(115,656,601)	(69,035,137)	19,313,731

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	39,168,787	196,323,371	932,071,610	203,198,378
Investments — affiliated	181	(473)	(537)	(10,074)
Foreign currency translations	(77,186)	(236,655)	(401,250)	(126,286)
Futures contracts	(821)	175,614	5,841	(65,387)

	39,090,961	196,261,857	931,675,664	202,996,631

Net realized and unrealized gain	46,561,900	80,605,256	862,640,527	222,310,362

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,386,549	$107,223,660	$922,794,942	$245,944,375

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(1,418,760)	$(2,284,288)	$(1,326,082)	$(696,314)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$(2,041,513)	$(6,903,690)	$(45,928,081)	$(16,604,976)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2024

iShares MSCI Global Min Vol Factor ETF

INVESTMENT INCOME
Dividends — unaffiliated	$38,390,070
Dividends — affiliated	265,605
Interest — unaffiliated	36,850
Securities lending income — affiliated — net	44,692
Foreign taxes withheld	(1,289,287)
Foreign withholding tax claims	179,268
Other foreign taxes	(43,927)

Total investment income	37,583,271

EXPENSES
Investment advisory	4,270,119
Professional	22,795
Commitment costs	19,473
Interest expense	9,043

Total expenses	4,321,430

Net investment income	33,261,841

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	24,002,812
Investments — affiliated	7,330
Foreign currency transactions	314,309
Futures contracts	389,239
In-kind redemptions — unaffiliated(b)	122,758,729

147,472,419

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	102,935,985
Investments — affiliated	(5,780)
Foreign currency translations	(57,707)
Futures contracts	60,159

102,932,657

Net realized and unrealized gain	250,405,076

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$283,666,917

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(1,477,864)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$(4,015,735)

See notes to financial statements.

48	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Emerging Markets Equity Factor ETF			iShares ESG Aware MSCI EM ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,824,649		$27,730,324	$26,618,404	$105,334,569
Net realized gain (loss)	7,470,939		(48,484,319)	(115,656,601)	(205,570,429)
Net change in unrealized appreciation (depreciation)	39,090,961		18,392,212	196,261,857	123,112,315

Net increase (decrease) in net assets resulting from operations	51,386,549		(2,361,783)	107,223,660	22,876,455

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(27,634,476	)(b)	(30,828,923)	(78,657,007)	(98,049,319)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(54,522,535)		(193,183,181)	(306,856,209)	147,402,728

NET ASSETS
Total increase (decrease) in net assets	(30,770,462)		(226,373,887)	(278,289,556)	72,229,864
Beginning of period	606,434,061		832,807,948	4,323,754,536	4,251,524,672

End of period	$575,663,599		$606,434,061	$4,045,464,980	$4,323,754,536

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Changes in Net Assets (continued)

	iShares MSCI Emerging Markets ex China ETF		iShares MSCI Emerging Markets Min Vol Factor ETF

	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23	Six Months Ended 02/29/24 (unaudited)	Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$60,154,415	$98,950,659	$23,634,013	$136,247,693
Net realized gain (loss)	(69,035,137)	(100,189,911)	19,313,731	(509,938,429)
Net change in unrealized appreciation (depreciation)	931,675,664	197,614,657	202,996,631	615,545,652

Net increase in net assets resulting from operations	922,794,942	196,375,405	245,944,375	241,854,916

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(96,909,298)	(83,177,048)	(82,945,789)	(153,732,586)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	4,928,263,379	2,726,740,408	(216,631,854)	(1,768,751,802)

NET ASSETS
Total increase (decrease) in net assets	5,754,149,023	2,839,938,765	(53,633,268)	(1,680,629,472)
Beginning of period	5,147,100,738	2,307,161,973	4,496,514,082	6,177,143,554

End of period	$10,901,249,761	$5,147,100,738	$4,442,880,814	$4,496,514,082

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

50	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Global Min Vol Factor ETF

	Six Months Ended 02/29/24 (unaudited)		Year Ended 08/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$33,261,841		$110,109,543
Net realized gain (loss)	147,472,419		(9,271,159)
Net change in unrealized appreciation (depreciation)	102,932,657		121,412,544

Net increase in net assets resulting from operations	283,666,917		222,250,928

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(64,829,447	)(b)	(98,968,869)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(705,465,190)		118,692,307

NET ASSETS
Total increase (decrease) in net assets	(486,627,720)		241,974,366
Beginning of period	4,718,543,425		4,476,569,059

End of period	$4,231,915,705		$4,718,543,425

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Financial Highlights

(For a share outstanding throughout each period)

	iShares Emerging Markets Equity Factor ETF

	Six Months Ended
	02/29/24		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited	)	08/31/23	08/31/22	08/31/21	08/31/20	08/31/19

Net asset value, beginning of period	$41.82		$43.38	$53.61	$44.03	$40.35	$44.78

Net investment income(a)	0.35		1.46	1.64	1.23	1.11	1.47
Net realized and unrealized gain (loss)(b)	3.55		(1.38)	(10.49)	9.24	3.73	(4.72)

Net increase (decrease) from investment operations	3.90		0.08	(8.85)	10.47	4.84	(3.25)

Distributions from net investment income(c)	(2.11	)(d)	(1.64)	(1.38)	(0.89)	(1.16)	(1.18)

Net asset value, end of period	$43.61		$41.82	$43.38	$53.61	$44.03	$40.35

Total Return(e)
Based on net asset value	9.63	%(f)	0.30%	(16.80)%	23.97%	12.17%	(7.16)%

Ratios to Average Net Assets(g)
Total expenses	0.26	%(h)	0.33%	0.45%	0.45%	0.45%	0.45%

Total expenses after fees waived	0.26	%(h)	0.33%	0.45%	0.45%	0.45%	0.45%

Net investment income	1.69	%(h)	3.51%	3.41%	2.44%	2.71%	3.55%

Supplemental Data
Net assets, end of period (000)	$575,664		$606,434	$832,808	$761,199	$541,608	$411,575

Portfolio turnover rate(i)		11%	121%	54%	49%	45%	53%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

52	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware MSCI EM ETF

	Six Months Ended
	02/29/24		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited	)	08/31/23	08/31/22	08/31/21	08/31/20	08/31/19

Net asset value, beginning of period	$31.35		$31.56	$43.35	$35.93	$32.03	$33.65

Net investment income(a)	0.21		0.78	0.83	0.75	0.89	0.91
Net realized and unrealized gain (loss)(b)	0.74		(0.23)	(11.51)	7.23	3.89	(1.85)

Net increase (decrease) from investment operations	0.95		0.55	(10.68)	7.98	4.78	(0.94)

Distributions from net investment income(c)		(0.62)	(0.76)	(1.11)	(0.56)	(0.88)	(0.68)

Net asset value, end of period	$31.68		$31.35	$31.56	$43.35	$35.93	$32.03

Total Return(d)
Based on net asset value	3.08	%(e)(f)	1.81%	(25.08)%	22.30%	15.11%	(2.76)%

Ratios to Average Net Assets(g)
Total expenses	0.26	%(h)	0.26%	0.25%	0.25%	0.25%	0.25%

Total expenses excluding professional fees for foreign withholding tax claims	0.26	%(h)	N/A	N/A	N/A	N/A	N/A

Net investment income	1.33	%(h)	2.53%	2.20%	1.76%	2.75%	2.76%

Supplemental Data
Net assets, end of period (000)	$4,045,465		$4,323,755	$4,251,525	$7,105,443	$3,654,480	$672,543

Portfolio turnover rate(i)		15%	38%	41%	41%	46%	34%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended February 29, 2024:
•	Total return by 0.01%.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets ex China ETF

	Six Months Ended
	02/29/24		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited	)	08/31/23	08/31/22	08/31/21	08/31/20	08/31/19

Net asset value, beginning of period	$51.16		$49.62	$62.82	$46.00	$46.25	$49.59

Net investment income(a)	0.42		1.45	1.86	1.58	1.46	1.62
Net realized and unrealized gain (loss)(b)	5.02		1.31	(13.73)	16.09	(0.05)	(3.83)

Net increase (decrease) from investment operations	5.44		2.76	(11.87)	17.67	1.41	(2.21)

Distributions from net investment income(c)		(0.64)	(1.22)	(1.33)	(0.85)	(1.66)	(1.13)

Net asset value, end of period	$55.96		$51.16	$49.62	$62.82	$46.00	$46.25

Total Return(d)
Based on net asset value	10.71	%(e)	5.69%	(19.17)%	38.66%	2.87%	(4.42)%

Ratios to Average Net Assets(f)
Total expenses	0.25	%(g)	0.25%	0.25%	0.25%	0.36%	0.49%

Total expenses after fees waived	0.25	%(g)	0.25%	0.25%	0.22%	0.16%	0.26%

Net investment income	1.60	%(g)	2.89%	3.34%	2.65%	3.24%	3.38%

Supplemental Data
Net assets, end of period (000)	$10,901,250		$5,147,101	$2,307,162	$1,281,467	$73,606	$27,748

Portfolio turnover rate(h)		6%	13%	21%	51%	18%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

54	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Min Vol Factor ETF

	Six Months Ended
	02/29/24		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	(unaudited	)	08/31/23	08/31/22	08/31/21	(a)	08/31/20 (a)	08/31/19	(a)

Net asset value, beginning of period	$54.50		$54.86	$63.94	$55.97		$56.84	$59.22

Net investment income(b)	0.30		1.25	1.87	1.32	(c)	1.42	1.57
Net realized and unrealized gain (loss)(d)	2.93		(0.38)	(9.86)	8.12		(0.82)	(2.46)

Net increase (decrease) from investment operations	3.23		0.87	(7.99)	9.44		0.60	(0.89)

Distributions from net investment income(e)		(1.06)	(1.23)	(1.09)	(1.47)		(1.47)	(1.49)

Net asset value, end of period	$56.67		$54.50	$54.86	$63.94		$55.97	$56.84

Total Return(f)
Based on net asset value	6.03	%(g)	1.62%	(12.68)%	17.04	%(c)	1.07%	(1.44	)%(h)

Ratios to Average Net Assets(i)
Total expenses	0.26	%(j)	0.64%	0.69%	0.69%		0.70%	0.68%

Total expenses after fees waived	0.26	%(j)	0.25%	0.25%	0.25%		0.25%	0.25%

Total expenses excluding professional fees for foreign withholding tax claims	0.26	%(j)	N/A	0.69%	0.69%		N/A	N/A

Net investment income	1.10	%(j)	2.32%	3.14%	2.15	%(c)	2.59%	2.71%

Supplemental Data
Net assets, end of period (000)	$4,442,881		$4,496,514	$6,177,144	$3,874,514		$4,248,258	$5,417,265

Portfolio turnover rate(k)		11%	58%	26%	38%		23%	24%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2021:
•	Net investment income per share by $0.01.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.01%.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
(k)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Min Vol Factor ETF

	Six Months Ended
	02/29/24		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited	)	08/31/23		08/31/22	08/31/21	08/31/20	08/31/19

Net asset value, beginning of period	$97.69		$95.04		$106.77	$93.16	$93.54	$87.04

Net investment income(a)	0.76		2.32		2.18	1.97	2.13	2.16
Net realized and unrealized gain (loss)(b)	6.32		2.40		(11.91)	13.38	(0.18)	6.36

Net increase (decrease) from investment operations	7.08		4.72		(9.73)	15.35	1.95	8.52

Distributions from net investment income(c)	(1.55	)(d)	(2.07)		(2.00)	(1.74)	(2.33)	(2.02)

Net asset value, end of period	$103.22		$97.69		$95.04	$106.77	$93.16	$93.54

Total Return(e)
Based on net asset value	7.34	%(f)(g)	5.00	%(g)	(9.21)%	16.63%	2.13%	9.99%

Ratios to Average Net Assets(h)
Total expenses	0.20	%(i)	0.30%		0.32%	0.32%	0.32%	0.32%

Total expenses after fees waived	0.20	%(i)	0.20%		0.20%	0.20%	0.20%	0.20%

Total expenses excluding professional fees for foreign withholding tax claims	0.20	%(i)	0.30%		N/A	N/A	N/A	N/A

Net investment income	1.56	%(g)(i)	2.42%		2.13%	2.00%	2.33%	2.45%

Supplemental Data
Net assets, end of period (000)	$4,231,916		$4,718,543		$4,476,569	$5,306,261	$5,924,818	$5,275,720

Portfolio turnover rate(j)		14%	22%		23%	25%	22%	21%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended February 29, 2024 and the year ended August 31, 2023 respectively:

•	Total return by 0.00% and 0.01%.
•	Ratio of net investment income to average net assets by 0.01% and 0.00%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

56	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Emerging Markets Equity Factor	Diversified
ESG Aware MSCI EM	Diversified
MSCI Emerging Markets ex China	Diversified
MSCI Emerging Markets Min Vol Factor	Diversified
MSCI Global Min Vol Factor	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

58	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Emerging Markets Equity Factor
Barclays Bank PLC	$103,889	$(103,889)	$—		$—
Barclays Capital, Inc.	245,231	(245,231)	—		—
Citigroup Global Markets Ltd.	294,676	(294,676)	—		—
Citigroup Global Markets, Inc.	108,839	(108,839)	—		—
HSBC Bank PLC	728,197	(728,197)	—		—
J.P. Morgan Securities LLC	963,338	(963,338)	—		—
Morgan Stanley	26,123	(26,123)	—		—

	$2,470,293	$(2,470,293)	$—		$—

ESG Aware MSCI EM
Barclays Bank PLC	$37,346	$(37,318)	$—		$28	(b)
BNP Paribas SA	5,152,863	(5,148,932)	—		3,931	(b)
HSBC Bank PLC	3,419,177	(3,419,177)	—		—
J.P. Morgan Securities LLC	966,732	(966,732)	—		—
Morgan Stanley	2,516,871	(2,516,871)	—		—
State Street Bank & Trust Co.	143,889	(134,910)	—		8,979	(b)

	$12,236,878	$(12,223,940)	$—		$12,938

MSCI Emerging Markets ex China
Barclays Capital, Inc.	$165,492	$(165,492)	$—		$—
BofA Securities, Inc.	3,090,434	(3,090,434)	—		—
Citigroup Global Markets, Inc.	115,795	(115,795)	—		—
J.P. Morgan Securities LLC	2,091,907	(2,091,907)	—		—
Morgan Stanley	13,520,887	(13,520,887)	—		—
UBS AG	453,820	(453,820)	—		—

	$19,438,335	$(19,438,335)	$—		$—

MSCI Emerging Markets Min Vol Factor
J.P. Morgan Securities LLC	$886,075	$(886,075)	$—		$—
Morgan Stanley	1,700,239	(1,700,239)	—		—

	$2,586,314	$(2,586,314)	$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI Global Min Vol Factor
Barclays Capital, Inc.	$3,890,824	$(3,890,824)	$—		$—
Citigroup Global Markets, Inc.	1,303,221	(1,303,221)	—		—
Goldman Sachs & Co. LLC	998,607	(998,607)	—		—
State Street Bank & Trust Co.	5,096,588	(5,096,588)	—		—
Toronto-Dominion Bank (The)	24,592,506	(24,592,506)	—		—

	$35,881,746	$(35,881,746)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of February 29, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Emerging Markets Equity Factor	0.25%
ESG Aware MSCI EM	0.25
MSCI Emerging Markets ex China	0.25
MSCI Emerging Markets Min Vol Factor	0.25
MSCI Global Min Vol Factor	0.20

60	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and any other fund expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For each of the iShares Emerging Markets Equity Factor and iShares MSCI Emerging Markets ex China ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through December 31, 2026 and December 31, 2027, respectively, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

For the six months ended February 29, 2024, there were no fees waived by BFA pursuant to these arangements.

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Emerging Markets Equity Factor	$18,789
ESG Aware MSCI EM	22,883
MSCI Emerging Markets ex China	66,477
MSCI Emerging Markets Min Vol Factor	17,400
MSCI Global Min Vol Factor	15,448

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Emerging Markets Equity Factor	$5,830,377	$3,789,880	$(196,143)
ESG Aware MSCI EM	27,166,161	37,308,672	(22,887,904)
MSCI Emerging Markets ex China	2,867,194	17,558,978	(2,502,453)
MSCI Emerging Markets Min Vol Factor	14,119,544	14,233,043	(2,997,947)
MSCI Global Min Vol Factor	86,614,997	82,167,869	(20,918,893)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 29, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Emerging Markets Equity Factor	$63,978,095	$128,579,761
ESG Aware MSCI EM	621,762,681	895,952,766
MSCI Emerging Markets ex China	4,432,913,304	472,318,649
MSCI Emerging Markets Min Vol Factor	492,292,996	727,571,768
MSCI Global Min Vol Factor	588,012,039	735,189,375

For the six months ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Emerging Markets Equity Factor	$544,331	$18,769,173
ESG Aware MSCI EM	4,536,709	89,228,137
MSCI Emerging Markets ex China	886,723,581	—
MSCI Emerging Markets Min Vol Factor	—	49,197,411
MSCI Global Min Vol Factor	—	583,707,836

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

Emerging Markets Equity Factor	$(127,984,851)
ESG Aware MSCI EM	(829,882,107)
MSCI Emerging Markets ex China	(134,221,201)
MSCI Emerging Markets Min Vol Factor	(1,234,300,856)
MSCI Global Min Vol Factor	(263,839,039)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Emerging Markets Equity Factor	$536,526,524	$122,471,859	$(79,842,535)	$42,629,324
ESG Aware MSCI EM	3,999,265,772	856,885,545	(802,566,549)	54,318,996
MSCI Emerging Markets ex China	10,230,693,271	1,241,733,915	(560,443,915)	681,290,000
MSCI Emerging Markets Min Vol Factor	3,728,296,740	823,719,844	(94,228,581)	729,491,263
MSCI Global Min Vol Factor	3,718,897,651	798,188,811	(246,477,673)	551,711,138

62	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

9.	LINE OF CREDIT

The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

For the six months ended February 29, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

Emerging Markets Equity Factor	$7,600,000	$303,654	6.41%
ESG Aware MSCI EM	29,766,000	4,582,396	6.44
MSCI Emerging Markets ex China	54,220,000	2,487,099	6.44
MSCI Emerging Markets Min Vol Factor	94,250,000	2,071,429	6.48
MSCI Global Min Vol Factor	3,050,000	67,033	6.48

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registereing the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (unaudited) (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/29/24		Year Ended 08/31/23

iShares ETF	Shares	Amount	Shares	Amount

Emerging Markets Equity Factor
Shares sold	100,000	$4,434,759	3,800,000	$159,623,754
Shares redeemed	(1,400,000)	(58,957,294)	(8,500,000)	(352,806,935)

	(1,300,000)	$(54,522,535)	(4,700,000)	$(193,183,181)

64	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 02/29/24		Year Ended 08/31/23

iShares ETF	Shares	Amount	Shares	Amount

ESG Aware MSCI EM
Shares sold	1,000,000	$31,757,327	15,800,000	$512,788,131
Shares redeemed	(11,200,000)	(338,613,536)	(12,600,000)	(365,385,403)

	(10,200,000)	$(306,856,209)	3,200,000	$147,402,728

MSCI Emerging Markets ex China
Shares sold	94,200,000	$4,928,263,379	55,100,000	$2,772,309,487
Shares redeemed	—	—	(1,000,000)	(45,569,079)

	94,200,000	$4,928,263,379	54,100,000	$2,726,740,408

MSCI Emerging Markets Min Vol Factor
Shares sold	—	$429,679	43,000,000	$2,217,098,360
Shares redeemed	(4,100,000)	(217,061,533)	(73,100,000)	(3,985,850,162)

	(4,100,000)	$(216,631,854)	(30,100,000)	$(1,768,751,802)

MSCI Global Min Vol Factor
Shares sold	—	$110,932	4,400,000	$432,126,269
Shares redeemed	(7,300,000)	(705,576,122)	(3,200,000)	(313,433,962)

	(7,300,000)	$(705,465,190)	1,200,000	$118,692,307

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator , to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which iShares ESG Aware MSCI EM ETF, iShares MSCI Emerging Markets Min Vol Factor ETF and iShares MSCI Global Min Vol Factor ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Emerging Markets Equity Factor ETF, iShares ESG Aware MSCI EM ETF, iShares MSCI Emerging Markets ex China ETF, iShares MSCI Emerging Markets Min Vol Factor ETF and iShares MSCI Global Min Vol Factor ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

66	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 29, 2024

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Emerging Markets Equity Factor(a)	$1.953266	$—	$0.156236	$2.109502	93%	—%	7%	100%
MSCI Global Min Vol Factor(a)	1.520219	—	0.034444	1.554663	98	—	2	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

S U P P L E M E N T A L I N F O R M A T I O N	67

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

68	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	69

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. or STOXX Ltd., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-816-0224

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 14.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By: /s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)

Date: April 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)

Date: April 19, 2024

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 19, 2024